UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08236
Northern Funds
(Exact name of registrant as specified in charter)
50 South LaSalle Street
Chicago, IL 60603
(Address of principal executive offices) (Zip code)
Lloyd A. Wennlund, President
Northern Funds
50 South LaSalle Street
Chicago, IL 60603
(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

Item 1. Schedule of Investments.
The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:
EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  EMERGING MARKETS EQUITY FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.6%
Argentina - 0.1%
BBVA Banco Frances S.A. ADR	4,900	$37
Petrobras Energia Participaciones S.A. *	18,800	262
Telecom Argentina S.A. ADR *	16,220	361

		660

Bermuda - 0.3%
Central European Media Enterprises Ltd, Class A *	5,400	623
Credicorp Ltd.	20,325	1,551

		2,174

Brazil - 5.4%
All America Latina Logistica S.A.	73,600	953
B2W Companhia Global Do Varejo	10,600	423
Banco do Brasil S.A.	28,800	492
Banco Nossa Caixa S.A.	4,600	61
Bolsa de Mercadorias e Futuros – BM&F	52,500	737
Bovespa Holding S.A.	54,759	1,055
Brasil Telecom Participacoes S.A.	8,454	221
Centrais Eletricas Brasileiras S.A.	44,832	603
Cia de Concessoes Rodoviarias	25,700	397
Cia de Saneamento Basico do Estado de Sao Paulo	23,983	554
Cia Siderurgica Nacional S.A.	23,800	2,107
Cia Vale do Rio Doce	262,154	8,735
Cosan SA Industria e Comercio	11,600	136
CPFL Energia S.A.	22,400	424
Cyrela Brazil Realty S.A.	36,900	502
Diagnosticos da America S.A.	6,100	126
EDP – Energias do Brasil S.A.	12,200	198
Empresa Brasileira de Aeronautica S.A.	86,200	976
Gafisa S.A.	18,215	340
Gerdau S.A.	10,200	243
Global Village Telecom Holding S.A. *	12,600	253
JBS S.A. *	48,200	162
Lojas Renner S.A.	26,400	534
MRV Engenharia e Participacoes S.A. *	11,200	239
Natura Cosmeticos S.A.	22,900	219
Perdigao S.A.	20,142	501
Petroleo Brasileiro S.A. – Petrobras	221,666	13,076
Redecard S.A.	34,355	556
Souza Cruz S.A.	14,900	403
Tele Norte Leste Participacoes S.A.	12,900	424
Tractebel Energia S.A.	23,700	284
Unibanco – Uniao de Bancos Brasileiros S.A.	214,100	2,974
Usinas Siderurgicas de Minas Gerais S.A.	7,650	357

		39,265

Chile - 1.1%
Banco de Credito e Inversiones	6,118	184
Banco Santander Chile S.A.	6,181,117	304
Banco Santander Chile S.A. ADR	3,400	173
CAP S.A.	15,083	413
Centros Comerciales Sudamericanos S.A.	154,565	622
Cia Cervecerias Unidas S.A. ADR	1,900	68
Cia de Telecomunicaciones de Chile S.A. ADR	10,100	75
Cia de Telecomunicaciones de Chile S.A., Class A	69,928	133
Cia Sudamericana de Vapores S.A. *	38,322	84
Colbun S.A.	1,194,799	246
Compania Cervecerias Unidas S.A.	16,066	112
CorpBanca S.A.	7,866,869	55
Cristalerias de Chile S.A.	3,190	38
Distribucion y Servicio D&S S.A.	348,895	183
Distribucion y Servicio D&S S.A. ADR	3,300	100
Empresa Nacional de Electricidad S.A. ADR	7,700	289
Empresa Nacional de Electricidad S.A./Chile	414,072	524
Empresa Nacional de Telecomunicaciones S.A.	19,097	298
Empresas CMPC S.A. *	17,476	660
Empresas COPEC S.A.	88,340	1,581
Empresas Iansa S.A.	243,229	19
Enersis S.A. ADR	18,200	292
Enersis S.A./Chile	1,648,420	531
Inversiones Aguas Metropolitanas S.A.	44,575	54
Lan Airlines S.A.	16,737	236
Lan Airlines S.A. ADR	9,000	121
Madeco S.A. *	303,210	35
Masisa S.A.	553,522	111
Parque Arauco S.A.	35,930	42
SACI Falabella	57,877	281
Sociedad Quimica y Minera de Chile S.A. ADR	900	159
Vina Concha y Toro S.A.	42,743	90

		8,113

China - 9.1%
Air China Ltd.	480,000	700
Alibaba.com Ltd *	200,500	711
Aluminum Corp. of China Ltd.	612,000	1,247
EQUITY FUNDS     1      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.6% – CONTINUED
China - 9.1% – (continued)
Angang New Steel Co. Ltd.	229,360	$613
Anhui Conch Cement Co. Ltd.	92,000	793
Bank of China Ltd.	4,428,146	2,110
Bank of Communications Co. Ltd.	1,119,000	1,531
Beijing Capital International Airport Co. Ltd.	304,000	507
Byd Co. Ltd.	26,000	171
China BlueChemical Ltd.	232,000	148
China Citic Bank *	964,000	596
China Coal Energy Co.	324,000	996
China Communications Construction Co. Ltd.	816,000	2,105
China Communications Services Corp Ltd *	250,000	246
China Construction Bank	4,799,643	4,026
China Eastern Airlines Corp. Ltd. *	236,000	231
China High Speed Transmission Equipment Group Co Ltd *	173,500	455
China Life Insurance Co. Ltd.	1,371,502	6,982
China Merchants Bank Co. Ltd., Class H	250,000	1,008
China Molybdenum Co Ltd *	206,000	372
China National Building Material Co Ltd	168,000	636
China Oilfield Services Ltd.	128,000	289
China Petroleum & Chemical Corp.	3,264,751	4,857
China Railway Group Ltd *	622,515	858
China Shenhua Energy Co. Ltd.	636,000	3,773
China Shipping Container Lines Co. Ltd.	675,800	390
China Shipping Development Co. Ltd.	256,000	668
China Southern Airlines Co. Ltd. *	188,000	246
China Telecom Corp. Ltd., Class H	2,766,000	2,160
China Vanke Co Ltd	123,920	319
COSCO Holdings	501,250	1,368
Country Garden Holdings Co Ltd. *	628,000	724
Datang International Power Generation Co. Ltd.	614,000	537
Dongfang Electric Corp Ltd	26,000	218
Dongfeng Motor Group Co. Ltd.	614,000	429
Guangshen Railway Co. Ltd.	288,000	208
Guangzhou R&F Properties Co. Ltd.	210,800	742
Harbin Power Equipment	114,000	362
Huadian Power International Co.	216,000	109
Huaneng Power International, Inc.	614,000	640
Hunan Non-Ferrous Metal Corp. Ltd.	254,000	157
Industrial & Commercial Bank of China	5,644,000	4,013
Inner Mongolia Yitai Coal Co.	58,800	566
Jiangsu Express	268,000	289
Jiangxi Cooper Co. Ltd.	295,000	716
KWG Property Holding Ltd. *	116,000	170
Maanshan Iron & Steel	352,000	229
PetroChina Co. Ltd.	3,687,038	6,508
PICC Property & Casualty Co., Ltd.	462,000	653
Ping An Insurance Group Co. of China Ltd.	273,000	2,897
Semiconductor Manufacturing International Corp. *	3,481,000	363
Shanghai Electric Group Co. Ltd.	584,000	484
Shanghai Forte Land Co.	140,000	76
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd	74,000	173
Shanghai Zhenhua Port Machinery Co.	108,900	304
Shenzhen Expressway Co. Ltd.	106,000	115
Sinopec Shanghai Petrochemical Co. Ltd.	456,000	279
Sinopec Yizheng Chemical Fibre Co. Ltd. *	220,000	75
Sinotrans Ltd.	228,000	100
Travelsky Technology Ltd.	72,000	76
Tsingtao Brewery Co. Ltd.	52,000	174
Weichai Power Co. Ltd.	20,000	145
Weiqiao Textile Co.	69,000	98
Xinao Gas Holdings Ltd.	90,000	178
Yantai Changyu Pioneer Wine Co.	26,000	195
Yanzhou Coal Mining Co. Ltd.	390,000	761
Zhejiang Expressway Co. Ltd.	279,000	439
Zijin Mining Group Co. Ltd.	778,000	1,193
ZTE Corp.	29,800	158

		66,665

Colombia - 0.3%
BanColombia SA	54,100	1,841

Czech Republic - 0.6%
CEZ	40,270	3,018
Komercni Banka A/S	2,910	699
Telefonica O2 Czech Republic A/S	21,840	654
Unipetrol *	6,230	116
Zentiva N.V.	4,760	254

		4,741

Egypt - 0.8%
Alexandria Mineral Oils Co.	2,889	41
Commercial International Bank	30,291	502
Credit Agricole Egypt SAE *	9,223	44
Egypt Kuwait Holding Co.	97,800	238
Egyptian Co. for Mobile Services	7,114	263
NORTHERN FUNDS QUARTERLY REPORT     2     EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  EMERGING MARKETS EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.6% – CONTINUED
Egypt - 0.8% – (continued)
Egyptian Financial Group-Hermes Holding	39,127	$468
Egyptian International Pharmaceutical Industrial Co.	5,728	34
EL Ezz Aldekhela Steel Alexandria	592	116
El Ezz Steel Rebars SAE	17,583	212
Medinet Nasr Housing *	3,170	39
Misr Beni Suef Cement Co.	1,288	27
Olympic Group Financial Investments	3,868	52
Orascom Construction Industries	15,689	1,630
Orascom Hotels & Development *	17,627	264
Orascom Telecom Holding SAE	95,243	1,585
Oriental Weavers	3,320	32
Telecom Egypt	69,161	262

		5,809

Hong Kong - 6.0%
Agile Property Holdings Ltd.	324,000	581
Beijing Enterprises Holdings Ltd.	78,000	367
Brilliance China Automotive Holdings Ltd. *	322,000	71
Chaoda Modern Agriculture	358,875	323
China Agri-Industries Holdings Ltd. *	282,000	187
China Everbright Ltd. *	158,000	490
China Foods Ltd *	130,000	96
China Insurance International Holdings Co Ltd *	135,000	368
China Mengniu Dairy Co. Ltd.	198,000	724
China Merchants Holdings International Co. Ltd.	211,394	1,290
China Mobile Ltd.	1,166,486	20,219
China Netcom Group Corp. Hong Kong Ltd.	144,000	430
China Overseas Land & Investment Ltd.	686,000	1,407
China Resources Enterprise Ltd., Class H	230,000	979
China Resources Land Ltd.	334,000	729
China Resources Power Holdings Co.	268,000	910
China Travel International Inv HK	602,000	391
China Unicom Ltd.	296,000	669
Citic Pacific Ltd.	223,000	1,234
Citic Resources Holdings Ltd. *	266,000	156
CNOOC Ltd.	2,980,604	5,004
Cnpc Hong Kong Ltd	390,000	247
Cosco Pacific Ltd.	222,000	587
Denway Motors Ltd.	968,000	617
FU JI Food and Catering Services Holdings Ltd.	34,000	78
Global Bio-Chem Technology Group Co. Ltd.	192,000	58
GOME Electrical Appliances Holdings Ltd.	294,000	744
Guangdong Investment Ltd.	540,000	304
Guangzhou Investment Co. Ltd.	650,000	188
Hengan International Group Ltd. *	122,000	546
Hopson Development Holdings Ltd.	126,000	346
Li Ning Co Ltd. *	130,000	477
Nine Dragons Paper Holdings Ltd.	276,000	694
Shanghai Industrial Holdings Ltd.	116,000	500
Shenzhen Investment Ltd.	298,000	209
Shimao Property Holdings Ltd	287,000	719
Shougang Concord International Enterprises Co. Ltd.	422,000	170
Sinochem Hong Kong Holding Ltd.	372,000	345
TPV Technology Ltd.	220,000	159

		43,613

Hungary - 0.7%
Gedeon Richter Nyrt.	2,714	647
Magyar Telekom Telecommunications PLC	94,721	490
MOL Hungarian Oil and Gas Nyrt.	11,676	1,645
OTP Bank PLC	51,651	2,599

		5,381

India - 8.1%
ABB Ltd./India	10,950	419
ACC Ltd.	10,501	271
Aditya Birla Nuvo Ltd.	7,383	375
Axis Bank *	38,188	938
Bajaj Auto Ltd.	5,993	399
Bharat Electronics Ltd.	2,919	156
Bharat Heavy Electricals Ltd.	22,813	1,489
Bharat Petroleum Corp. Ltd.	17,170	227
Cairn India Ltd. *	30,033	195
Cipla Ltd./India	64,327	344
Dish TV India Ltd. *	24,513	63
DLF Ltd.	39,300	1,064
Dr Reddy’s Laboratories Ltd.	5,913	109
Dr. Reddy’s Laboratories Ltd. ADR	17,180	312
GAIL India Ltd.	51,417	705
Glenmark Pharmaceuticals Ltd.	19,434	293
GMR Infrastructure Ltd. *	61,057	384
Grasim Industries Ltd.	6,942	644
Gujarat Ambuja Cements Ltd.	126,729	472
HCL Technologies Ltd.	12,242	102
HDFC Bank Ltd.	13,982	610
EQUITY FUNDS     3      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.6% – CONTINUED
India - 8.1% – (continued)
HDFC Bank Ltd. ADR	10,670	$1,392
Hero Honda Motors Ltd.	16,224	286
Hindalco Industries Ltd	104,012	561
Hindustan Lever Ltd.	171,426	929
Housing Development Finance Corp.	36,457	2,637
ICICI Bank Ltd.	59,684	1,866
ICICI Bank Ltd. ADR	44,364	2,728
Indiabulls Financial Services Ltd.	26,827	665
Indiabulls Real Estate Ltd. *	31,376	590
Indian Hotels Co. Ltd.	51,503	208
Infosys Technologies Ltd.	29,356	1,310
Infosys Technologies Ltd. ADR	61,349	2,783
Infrastructure Development Finance Co. Ltd.	122,258	706
ITC Ltd.	211,855	1,126
Jaiprakash Associates Ltd *	98,900	1,071
Jindal Steel & Power Ltd.	2,372	921
Kotak Mahindra Bank Ltd.	23,286	765
Larsen & Toubro Ltd.	21,131	2,223
Mahanagar Telephone Nigam	6,515	32
Mahanagar Telephone Nigam ADR	15,400	148
Mahindra & Mahindra Ltd.	28,258	616
Maruti Udyog Ltd.	14,604	366
NTPC Ltd.	77,079	489
Oil & Natural Gas Corp. Ltd.	50,574	1,577
Ranbaxy Laboratories Ltd. GDR	30,357	327
Reliance Capital Ltd.	21,463	1,400
Reliance Communications Ltd.	119,105	2,246
Reliance Energy Ltd.	20,056	1,082
Reliance Industries Ltd.	31,904	2,331
Reliance Industries Ltd., GDR (London Exchange) (1)	44,845	6,565
Reliance Industries Ltd., GDR (OTC Exchange) (1)	4,000	585
Reliance Natural Resources Ltd. *	124,364	571
Satyam Computer Services Ltd.	26,666	304
Satyam Computer Services Ltd. ADR	26,860	718
Siemens India Ltd. *	8,722	418
State Bank of India Ltd.	10,219	613
Sterlite Industries India Ltd. *	32,459	846
Sun Pharmaceuticals Industries Ltd.	11,773	358
Tata Consultancy Services Ltd.	24,703	673
Tata Motors Ltd.	10,682	200
Tata Motors Ltd. ADR	27,750	523
Tata Power Compnay Ltd.	13,389	496
Tata Steel Ltd.	34,055	805
Tata Tea Ltd.	4,117	94
Ultra Tech Cement Ltd.	6,436	165
Unitech Ltd.	63,812	788
United Spirits Ltd.	3,295	166
Videsh Sanchar Nigam Ltd.	9,892	191
Wipro Ltd.	19,766	263
Wipro Ltd. ADR	33,640	499
Zee Entertainment Enterprises Ltd.	41,439	343

		59,136

Indonesia - 1.6%
Aneka Tambang Tbk PT *	675,000	318
Astra Agro Lestari Tbk PT	80,000	237
Astra International Tbk PT	393,000	1,131
Bank Central Asia Tbk PT	1,197,000	921
Bank Danamon Indonesia Tbk PT	337,500	285
Bank Mandiri Persero Tbk PT	1,451,000	535
Bank Pan Indonesia Tbk PT *	634,000	45
Bank Rakyat Indonesia	1,065,500	831
Bumi Resources Tbk PT	3,391,000	2,140
Energi Mega Persada Tbk PT *	428,000	67
Gudang Garam Tbk PT	116,000	105
Indocement Tunggal Prakarsa Tbk PT *	187,000	162
Indofood Sukses Makmur Tbk PT	842,000	228
Indosat Tbk PT	493,500	455
International Nickel Indonesia Tbk PT	39,500	402
Kalbe Farma Tbk PT	1,039,000	138
Perusahaan Gas Negara PT	396,500	642
Ramayana Lestari Sentosa TbK PT *	477,000	43
Semen Gresik Persero Tbk PT *	290,000	172
Telekomunikasi Indonesia Tbk PT	1,957,321	2,117
Truba Alam Manunggal Engineering PT *	1,443,500	218
Unilever Indonesia Tbk PT	317,000	226
United Tractors Tbk PT	264,000	304

		11,722

Israel - 2.1%
Africa Israel Investments Ltd.	2,615	233
Aladdin Knowledge Systems Ltd. *	1,178	31
Alvarion Ltd. *	6,029	57
AudioCodes Ltd. *	4,300	22
Bank Hapoalim BM	183,601	914
Bank Leumi Le-Israel BM	164,766	798
NORTHERN FUNDS QUARTERLY REPORT     4     EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  EMERGING MARKETS EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.6% – CONTINUED
Israel - 2.1% – (continued)
Bezeq Israeli Telecommunication Corp. Ltd.	210,330	$390
Cellcom Israel Ltd.	7,486	238
Check Point Software Technologies *	35,289	775
Clal Insurance	4,151	113
Delek Group Ltd.	431	97
Discount Investment Corp.	5,005	160
ECI Telecom Ltd. *	12,599	125
Elbit Systems Ltd.	4,681	279
Gazit Globe Ltd.	4,658	51
Given Imaging Ltd. *	2,391	56
Harel Insurance Investments Ltd.	1,339	78
IDB Development Corp. Ltd.	3,825	145
Israel (The) Corp. Ltd.	460	483
Israel Chemicals Ltd.	99,984	1,272
Israel Discount Bank Ltd. *	93,192	237
Koor Industries Ltd.	1,775	147
Makhteshim-Agan Industries Ltd. *	58,625	536
Migdal Insurance Holdings Ltd.	49,482	77
Mizrahi Tefahot Bank Ltd.	24,435	190
Nice Systems Ltd. *	11,294	389
Oil Refineries Ltd.	189,598	184
Ormat Industries	15,894	237
Partner Communications	15,214	336
RADWARE Ltd. *	2,592	40
Retalix Ltd. *	3,097	49
Strauss-Elite Ltd. *	3,096	50
Teva Pharmaceutical Industries Ltd.	148,270	6,884

		15,673

Luxembourg - 0.3%
Tenaris S.A. ADR	46,099	2,062

Malaysia - 2.5%
AirAsia Bhd. *	179,000	86
Alliance Financial Group Bhd.	128,000	119
AMMB Holdings Bhd.	320,737	367
Astro All Asia Networks PLC	82,300	87
Berjaya Sports Toto Bhd.	152,600	232
British American Tobacco Malaysia Bhd.	26,200	326
Bumiputra-Commerce Holdings Bhd.	491,100	1,618
Bursa Malaysia Bhd.	62,000	265
Digi.Com BHD	29,000	217
DRB-Hicom Bhd.	100,000	48
Gamuda Bhd.	318,800	461
Genting Bhd	359,000	851
Guinness Anchor Bhd.	21,000	35
Hong Leong Bank Bhd.	91,600	175
Hong Leong Financial Group Bhd.	34,000	61
IGB Corp. Bhd.	156,000	106
IJM Corp. Bhd.	113,500	294
IOI Corp. Bhd	635,350	1,476
IOI Properties Bhd.	8,000	32
KLCC Property Holdings Bhd.	76,000	80
KNM Group Bhd	108,000	249
Kuala Lumpur Kepong Bhd.	86,150	451
Lafarge Malayan Cement Bhd.	70,800	125
Magnum Corp. Bhd.	153,000	151
Malayan Banking Bhd.	377,700	1,306
Malaysia International Shipping Corp. Bhd. (MISC)	216,600	646
Malaysian Airline System Bhd. *	54,000	79
Malaysian Bulk Carriers Bhd.	35,750	48
Malaysian Pacific Industries	13,000	36
Malaysian Resources Corp Bhd. *	96,000	73
Media Prima Bhd.	70,000	59
MMC Corp. Bhd.	58,200	162
Mulpha International Bhd. *	74,000	35
Multi-Purpose Holdings Bhd.	57,000	40
Petronas Dagangan Bhd.	53,600	140
Petronas Gas BHD	100,900	325
PLUS Expressways BHD	291,000	287
POS Malaysia & Services Holdings Bhd. *	55,000	40
PPB Group Bhd.	92,000	304
Proton Holdings Bhd. *	53,000	59
Public Bank Bhd.	202,000	669
Resorts World Bhd	565,500	661
RHB Capital Bhd.	78,000	137
Scomi Group Bhd.	109,000	45
Shell Refining Co. Federation of Malaya Bhd.	13,000	44
Sime Darby Berhad *	532,515	1,917
SP Setia Bhd.	158,100	237
Star Publications Malaysia BHD	45,000	47
TA Enterprise Bhd.	133,000	51
Tanjong PLC	45,600	254
Telekom Malaysia BHD	200,100	674
Tenaga Nasional Bhd.	252,400	730
UEM World Bhd	125,000	147
EQUITY FUNDS     5      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.6% – CONTINUED
Malaysia - 2.5% – (continued)
UMW Holdings Bhd.	49,000	$231
YTL Corp. Bhd.	168,400	401
YTL Power International Bhd.	179,920	147

		17,943

Mexico - 4.4%
Alfa S.A. de C.V., Class A	62,000	402
America Movil S.A. de C.V., Series L	3,574,417	10,970
Axtel SAB de C.V. *	110,000	274
Banco Compartamos S.A. de C.V. *	43,000	187
Carso Global Telecom S.A. de C.V. *	67,000	314
Carso Infraestructura Construccion S.A. de C.V. *	89,000	85
Cemex S.A. de C.V., CPO *	1,369,840	3,550
Coca-Cola Femsa S.A. de C.V., Series L	51,000	251
Consorcio ARA SAB de C.V.	100,000	110
Controladora Comercial Mexicana S.A. de C.V., UBC	67,000	169
Corp. GEO S.A. de C.V., Series B *	89,000	255
Desarrolladora Homex S.A. de C.V. *	31,000	255
Empresas ICA Sociedad Controladora S.A. de C.V. *	84,000	555
Fomento Economico Mexicano S.A. de C.V., UBD	420,000	1,605
Grupo Aeroportuario del Pacifico S.A. de C.V., Class B	92,000	412
Grupo Aeroportuario del Sureste S.A. de C.V., Class B	25,000	153
Grupo Bimbo S.A. de C.V., Series A	2,000	12
Grupo Bimbo SAB de C.V., Series A *	57,000	340
Grupo Carso S.A. de C.V., Series A1	116,000	439
Grupo Elektra S.A. de C.V.	14,000	417
Grupo Financiero Banorte S.A. de C.V.	255,000	1,053
Grupo Mexico SAB de C.V., Series B	247,000	1,551
Grupo Modelo S.A., Series C	101,000	476
Grupo Televisa S.A., Series CPO	483,612	2,308
Industrias Penoles S.A. de C.V.	19,000	400
Kimberly-Clark de Mexico S.A. de C.V., Class A	93,000	408
Telefonos de Mexico S.A. de C.V., Series L	1,475,388	2,730
Urbi Desarrollos Urbanos S.A. de C.V *	82,000	282
Wal-Mart de Mexico S.A. de C.V., Series V	600,971	2,075

		32,038

Morocco - 0.3%
Attijariwafa Bank	583	231
Banque Marocaine du Commerce Exterieur	802	291
Brasseries Maroc	100	24
Douja Promotion Groupe Addoha S.A.	976	423
Lafarge Ciments/Morocco	237	56
Managem	366	24
Marco Telecom *	35,551	671
ONA S.A.	857	177
Samir	295	30
Societe Nationale d’Investissement	119	26
Sonasid	116	44

		1,997

Pakistan - 0.2%
Engro Chemical Pakistan Ltd.	8,624	37
Fauji Fertilizer Co Ltd.	39,300	76
Faysal Bank Ltd.	30,625	33
HUB Power Co.	45,849	23
Lucky Cement Ltd	15,653	30
MCB Bank Ltd.	50,852	330
National Bank Of Pakistan	34,550	130
Nishat Mills Ltd.	12,500	21
Oil & Gas Development Co Ltd.	118,351	229
Pakistan Petroleum Ltd.	6,727	27
Pakistan State Oil Co Ltd.	17,635	116
SUI Northern Gas Pipeline	21,044	22
United Bank Ltd.	31,762	89

		1,163

Philippines - 0.5%
Ayala Corp.	29,180	395
Ayala Land, Inc.	1,048,580	362
Banco de Oro Universal Bank	115,100	167
Bank of the Philippine Islands	218,340	322
Filinvest Land, Inc. *	725,000	24
First Philippine Holdings Corp.	23,300	41
Globe Telecom, Inc.	5,580	212
International Container Term Services Inc.	180,200	197
Jollibee Foods Corp.	70,400	88
Manila Electric Co. *	86,680	171
Megaworld Corp. *	1,645,000	149
Metropolitan Bank & Trust	115,700	153
Petron Corp.	182,000	25
Philippine Long Distance Telephone Co.	10,990	841
PNOC Energy Development Corp.	1,248,000	197
San Miguel Corp., Class B	25,800	37
NORTHERN FUNDS QUARTERLY REPORT     6     EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  EMERGING MARKETS EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.6% – CONTINUED
Philippines - 0.5% – (continued)
SM Investments Corp.	30,827	$252
SM Prime Holdings	794,251	195

		3,828

Poland - 1.6%
Agora S.A.	7,992	179
Asseco Poland S.A	5,728	170
Bank BPH	1,739	73
Bank Millennium S.A.	57,637	270
Bank Pekao S.A.	20,340	1,859
Bank Zachodni WBK S.A.	4,336	439
Bioton S.A. *	249,810	89
Boryszew S.A. *	4,024	19
BRE Bank S.A. *	1,720	351
Cersanit Krasnystaw S.A. *	14,043	189
Computerland	1,026	14
Debica	603	26
Echo Investment S.A. *	52,500	170
Getin Holding S.A. *	34,005	200
Globe Trade Centre S.A. *	24,354	441
Grupa Kety S.A.	914	59
Grupa Lotos S.A.	4,723	85
KGHM Polska Miedz S.A.	23,301	992
Orbis S.A.	5,412	152
PBG S.A. *	1,801	223
Polimex Mostostal S.A.	85,740	295
Poskie Gornictwo Naftowe I S.A.	229,128	471
Polska Grupa Farmaceutycz	1,171	42
Polski Koncern Naftowy Orlen *	62,288	1,302
Powszechna Kasa Oszczednosci Bank Polski S.A.	97,088	2,078
Prokom Software S.A.	1,125	60
Telekomunikacja Polska S.A.	135,923	1,238
TVN S.A.	30,374	308

		11,794

Russia - 9.6%
Comstar United Telesystems, GDR	33,831	423
LUKOIL	7,398	639
LUKOIL ADR (London Exchange)	63,640	5,464
LUKOIL ADR (OTC Exchange)	19,800	1,709
Magnitogorsk Iron & Steel Works	320,231	416
Mechel ADR	6,631	644
MMC Norilsk Nickel	2,737	720
MMC Norilsk Nickel ADR	13,920	3,777
Mobile Telesystems ADR	38,706	3,940
NovaTek OAO, GDR (Registered)	14,740	1,129
Novolipetsk Steel, GDR (London Exchange) *	9,200	368
Novolipetsk Steel, GDR (Registered)	7,117	288
OAO Gazprom	124,652	1,745
OAO Gazprom ADR (London Exchange)	420,720	23,692
OAO Gazprom ADR (OTC Exchange)	7,800	439
OGK-5	2,041,903	358
Pharmstandard, GDR (Registered)*	13,754	376
PIK Group, GDR (Registered) *	18,354	557
Polyus Gold Co.	1,357	62
Polyus Gold Co. ADR	14,667	692
Rosneft Oil Co.	122,099	1,160
Rostelecom *	1,922	23
Rostelecom ADR	11,710	814
Sberbank RF	1,676,668	6,996
Severstal	804	18
Severstal GDR	38,330	884
Sibirtelecom	543,451	65
Sistema JSFC	19,118	796
Surgutneftegaz	124,677	154
Surgutneftegaz ADR (London Exchange)	600	37
Surgutneftegaz ADR (OTC Exchange)	24,655	1,529
Tatneft	6,816	41
Tatneft, GDR	12,895	1,554
TMK OAO, GDR (Registered)	4,572	205
Unified Energy System *	89,909	118
Unified Energy System GDR (Registered) *	1,300	169
Unified Energy System, ADR	14,728	1,884
Uralsvyazinform ADR	5,600	70
Vimpel-Communications ADR	89,618	3,728
VolgaTelecom	15,348	89
VTB Bank OJSC, GDR (1)*	5,276	54
VTB Bank OJSC	317,700,036	1,619
Wimm-Bill-Dann Foods OJSC ADR	3,350	439

		69,884

South Africa - 6.5%
ABSA Group Ltd.	28,743	466
African Bank Investments Ltd.	87,014	420
African Rainbow Minerals Ltd	21,636	480
Allan Gray Property Trust	121,260	120
EQUITY FUNDS     7      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.6% – CONTINUED
South Africa - 6.5% – (continued)
Anglo Platinum Corp. Ltd.	13,754	$2,028
Anglogold Ashanti Ltd.	43,342	1,858
ArcelorMittal South Africa Ltd *	39,739	793
Aspen Pharmacare Holdings Ltd. *	40,389	224
Aveng Ltd.	78,481	698
AVI Ltd.	40,787	119
Barloworld Ltd.	39,490	622
Bidvest Group Ltd.	51,380	905
Ellerine Holdings Ltd.	12,380	150
Exxaro Resources Ltd. *	22,677	342
FirstRand Ltd.	547,161	1,592
Foschini Ltd.	40,499	286
Gold Fields Ltd.	120,303	1,725
Grindrod Ltd.	32,296	111
Harmony Gold Mining Co. Ltd. *	67,311	693
Impala Platinum Holdings Ltd.	104,130	3,591
Imperial Holdings Ltd.	35,009	534
Investec Ltd.	34,317	327
JD Group Ltd.	37,282	278
Kumba Iron Ore Ltd.	15,686	653
Lewis Group Ltd.	9,410	63
Liberty Group Ltd.	21,853	287
Massmart Holdings Ltd.	39,839	418
Metropolitan Holdings Ltd.	59,212	131
MTN Group Ltd.	289,132	5,413
Murray & Roberts Holdings Ltd.	59,177	881
Nampak Ltd.	59,732	188
Naspers Ltd.	75,489	1,776
Nedbank Group Ltd.	40,701	809
Network Healthcare Holdings Ltd. *	232,351	393
Pick’n Pay Stores Ltd.	41,611	229
Pretoria Portland Cement Co. Ltd.	107,093	684
Remgro Ltd.	44,724	1,299
Reunert Ltd.	34,924	365
RMB Holdings Ltd.	65,658	286
Sanlam Ltd.	444,309	1,485
Sappi Ltd.	39,793	568
Sasol Ltd.	115,802	5,742
Shoprite Holdings Ltd.	86,136	542
Spar Group (The) Ltd.	16,832	148
Standard Bank Group Ltd.	239,612	3,504
Steinhoff International Holdings Ltd.	194,604	552
Super Group Ltd.	44,499	75
Telkom S.A. Ltd.	56,936	1,149
Tiger Brands Ltd.	32,235	792
Truworths International Ltd.	89,304	353
Woolworths Holdings Ltd.	159,792	374

		47,521

South Korea - 13.5%
Amorepacific Corp. *	639	481
Asiana Airlines *	12,390	112
Cheil Communications, Inc. *	506	152
Cheil Industries, Inc. *	8,910	491
CJ Corp. *	4,920	428
Daegu Bank *	23,930	393
Daelim Industrial Co. *	5,400	1,014
Daewoo Engineering & Construction Co. Ltd. *	28,460	741
Daewoo International Corp. *	8,730	365
Daewoo Securities Co. Ltd.	22,150	710
Daewoo Shipbuilding & Marine Engineering Co. Ltd. *	18,580	1,023
Daishin Securities Co. Ltd.	5,570	173
Daum Communications Corp. *	1,017	84
DC Chemical Co Ltd *	2,150	575
Dongbu Insurance Co. Ltd.	7,010	404
Dongkuk Steel Mill Co. Ltd. *	7,350	367
Doosan Corp. *	1,675	324
Doosan Heavy Industries and Construction Co. Ltd. *	6,220	838
Doosan Infracore Co. Ltd. *	16,520	519
GS Engineering & Construction Corp. *	6,930	1,136
GS Holdings Corp. *	3,820	234
Hana Financial Group, Inc.	23,590	1,277
Hanjin Heavy Industries & Construction Holdings Co. Ltd. *	12,141	531
Hanjin Shipping Co. Ltd. *	10,650	450
Hankook Tire Co. Ltd. *	17,730	336
Hanmi Pharm Co. Ltd. *	990	174
Hanwha Chem Corp. *	9,350	182
Hanwha Corp. *	8,910	664
Hite Brewery Co. Ltd. *	2,524	383
Honam Petrochemical Corp. *	2,780	308
Hynix Semiconductor, Inc. *	16,130	442
Hyosung Corp. *	3,910	241
Hyundai Autonet Co. Ltd. *	15,140	102
NORTHERN FUNDS QUARTERLY REPORT     8     EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  EMERGING MARKETS EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.6% – CONTINUED
South Korea - 13.5% – (continued)
Hyundai Department Store Co. Ltd. *	2,670	$338
Hyundai Development Co. *	12,440	1,216
Hyundai Engineering & Construction Co. Ltd. *	8,600	800
Hyundai Heavy Industries *	8,112	3,775
Hyundai Marine & Fire Insurance Co. Ltd.	7,080	190
Hyundai Merchant Marine Co. Ltd. *	7,480	342
Hyundai Mipo Dockyard *	2,500	756
Hyundai Mobis *	11,022	1,024
Hyundai Motor Co. Ltd. *	29,832	2,274
Hyundai Securities Co.	27,740	668
Hyundai Steel Co. *	10,090	839
Industrial Bank of Korea *	12,920	245
Kangwon Land, Inc. *	21,190	553
KCC Corp.	1,010	565
KIA Motors Corp. *	37,830	404
Kookmin Bank *	65,515	4,815
Korea Electric Power Corp. *	49,826	2,106
Korea Exchange Bank *	48,880	755
Korea Gas Corp. *	3,890	267
Korea Investment Holdings Co. Ltd.	7,860	663
Korea Line Corp *	1,010	175
Korea Zinc Co. Ltd. *	2,010	278
Korean Air Lines Co. Ltd. *	7,128	576
Korean Reinsurance Co.	11,450	159
KT Corp.	26,410	1,374
KT Freetel Co. Ltd. *	16,860	543
KT&G Corp. *	20,888	1,777
Kumho Industrial Co. Ltd. *	3,310	197
LG Chem Ltd. *	10,428	994
LG Corp. *	7,900	581
LG Dacom Corp. *	5,740	129
LG Electronics, Inc. *	18,254	1,922
LG Fashion Corp. *	3,447	109
LG Household & Health Care Ltd. *	2,124	442
LG International Corp. *	4,902	114
LG Telecom Ltd *	21,910	230
LG.Philips LCD Co. Ltd. *	20,840	1,102
Lotte Chilsung Beverage Co. Ltd. *	70	78
Lotte Confectionery Co. Ltd. *	150	271
Lotte Shopping Co. Ltd. *	1,724	755
LS Cable Ltd. *	3,460	327
Mirae Asset Securities Co. Ltd.	3,652	658
NCSoft Corp. *	2,410	125
NHN Corp. *	7,434	1,762
Nong Shim Co. Ltd. *	518	107
Orion Corp. *	520	138
Pacific Corp. *	320	53
Poongsan Corp. *	3,380	78
POSCO	14,389	8,709
Pusan Bank *	24,410	405
S-Oil Corp.	8,920	751
S1 Corp. of Korea *	2,960	177
Samsung Card Co. *	6,500	345
Samsung Corp. *	25,780	1,959
Samsung Electro-Mechanics Co. Ltd. *	11,600	600
Samsung Electronics Co. Ltd.	21,448	12,606
Samsung Engineering Co. Ltd. *	6,400	631
Samsung Fine Chemicals Co. Ltd. *	2,650	122
Samsung Fire & Marine Insurance Co. Ltd.	6,898	1,860
Samsung Heavy Industries Co. Ltd. *	34,140	1,441
Samsung SDI Co. Ltd. *	6,630	465
Samsung Securities Co. Ltd.	10,594	1,005
Samsung Techwin Co. Ltd. *	10,410	461
Shinhan Financial Group Co. Ltd. *	62,980	3,614
Shinsegae Co. Ltd. *	2,745	2,115
SK Corp. *	6,918	1,456
SK Energy Co. Ltd. *	9,758	1,877
SK Networks Co. Ltd. *	7,330	173
SK Telecom Co. Ltd.	7,725	2,046
STX Engine Co. Ltd. *	2,220	152
STX Shipbuilding Co. Ltd. *	8,360	438
Taihan Electric Wire Co. Ltd. *	3,550	183
Tong Yang Investment Bank	14,438	277
Woongjin Coway Co. Ltd. *	8,800	284
Woori Finance Holdings Co. Ltd *	21,210	426
Woori Investment & Securities Co. Ltd.	17,060	472
Yuhan Corp. *	804	174

		98,527

Taiwan - 9.6%
Acer, Inc.	446,379	866
Advanced Semiconductor Engineering, Inc.	775,777	771
Advantech Co Ltd.	41,182	93
Asia Cement Corp.	313,361	455
Asia Optical Co., Inc.	38,834	108
EQUITY FUNDS     9      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.6% – CONTINUED
Taiwan - 9.6% – (continued)
Asustek Computer, Inc.	590,896	$1,762
AU Optronics Corp.	1,176,452	2,273
Catcher Technology Co. Ltd.	96,209	556
Cathay Financial Holding Co. Ltd.	1,080,720	2,235
Cathay Real Estate Development Co. Ltd.	113,000	52
Chang Hwa Commercial Bank	703,000	383
Cheng Shin Rubber Industry Co. Ltd.	137,762	223
Cheng Uei Precision Industry Co. Ltd.	54,766	120
Chi Mei Optoelectronics Corp.	806,969	1,124
China Airlines	226,600	101
China Development Financial Holding Corp.	1,703,250	669
China Motor Corp.	71,746	54
China Steel Corp.	1,610,148	2,144
Chinatrust Financial Holding Co. *	1,386,480	981
Chunghwa Picture Tubes Ltd. *	1,154,000	397
Chunghwa Telecom Co. Ltd ADR*	24,824	524
Chunghwa Telecom Co. Ltd.	689,545	1,273
CMC Magnetics Corp. *	479,000	166
Compal Communications, Inc.	28,245	70
Compal Electronics, Inc.	607,161	661
Compeq Manufacturing Co.	101,000	34
D-Link Corp.	136,272	238
Delta Electronics, Inc.	286,495	973
E.Sun Financial Holding Co. Ltd. *	511,200	264
Epistar Corp.	62,170	265
Eternal Chemical Co. Ltd.	78,736	85
Eva Airways Corp. *	164,000	68
Evergreen Marine Corp. Tawain Ltd.	220,180	199
Everlight Electronics Co. Ltd.	39,000	142
Far Eastern Department Stores Co. Ltd.	111,000	133
Far Eastern Textile Co. Ltd.	536,798	625
Far EasTone Telecommunications Co. Ltd.	144,000	181
Firich Enterprises Co. Ltd.	11,000	106
First Financial Holding Co. Ltd.	844,995	621
Formosa Chemicals & Fibre Co.	536,520	1,367
Formosa Petrochemical Corp.	366,000	1,089
Formosa Plastics Corp.	777,390	2,171
Formosa Taffeta Co. Ltd.	147,540	148
Foxconn Technology Co. Ltd.	79,735	643
Fubon Financial Holding Co. Ltd.	688,000	607
Gigabyte Technology Co. Ltd.	76,000	49
HannStar Display Corp. *	874,328	385
High Tech Computer Corp.	87,520	1,601
HON HAI Precision Industry Co. Ltd.	963,072	5,949
Hua Nan Financial Holdings Co. Ltd.	637,000	416
InnoLux Display Corp.	382,900	1,284
Inotera Memories, Inc.	636,320	501
Inventec Appliances Corp.	25,305	50
Inventec Co. Ltd.	337,134	194
KGI Securities Co. Ltd.	405,000	207
Kinpo Electronics	112,954	38
Kinsus Interconnect Technology Corp.	37,400	117
Largan Precision Co. Ltd.	21,930	289
Lite-On Technology Corp.	353,268	612
Macronix International	509,805	233
MediaTek, Inc.	158,510	2,040
Mega Financial Holding Co. Ltd.	1,643,000	1,006
Micro-Star International Co. Ltd.	108,528	91
Mitac International	238,231	232
Mosel Vitelic, Inc.	163,770	135
Motech Industries, Inc.	16,975	155
Nan Ya Plastics Corp.	961,800	2,534
Nan Ya Printed Circuit Board Corp.	35,925	244
Nanya Technology Corp.	469,932	264
Novatek Microelectronics Corp. Ltd.	93,357	355
Oriental Union Chemical Corp.	60,180	72
Pan-International Industrial	40,000	87
Phoenix Precision Technology Corp.	84,176	71
Polaris Securities Co. Ltd. *	308,281	143
POU Chen Corp.	413,042	386
Powerchip Semiconductor Corp.	1,482,758	627
Powertech Technology, Inc.	67,850	239
President Chain Store Corp.	104,000	272
ProMOS Technologies, Inc.	1,177,000	314
Qisda Corp. *	241,200	264
Quanta Computer, Inc.	373,737	528
Realtek Semiconductor Corp.	82,286	283
Richtek Technology Corp.	11,000	99
Ritek Corp. *	339,000	80
Shin Kong Financial Holding Co. Ltd.	714,016	488
Siliconware Precision Industries Co.	509,611	907
Sino-American Silicon Products Inc.	28,000	227
Sinopac Financial Holdings Co. Ltd.	1,216,000	454
Synnex Technology International Corp.	158,445	392
NORTHERN FUNDS QUARTERLY REPORT     10     EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  EMERGING MARKETS EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.6% – CONTINUED
Taiwan - 9.6% – (continued)
Taishin Financial Holdings Co. Ltd. *	988,000	$408
Taiwan Cement Corp.	513,314	705
Taiwan Cooperative Bank	215,000	152
Taiwan Fertilizer Co Ltd.	144,000	351
Taiwan Glass Industrial Corp.	107,495	116
Taiwan Mobile Co. Ltd.	464,343	620
Taiwan Navigation Co. Ltd.	26,000	45
Taiwan Secom Co. Ltd.	34,100	53
Taiwan Semiconductor Manufacturing Co. Ltd.	4,104,267	7,806
Tatung Co. Ltd. *	803,000	387
Teco Electric and Machinery Co. Ltd.	348,000	173
Transcend Information Inc	39,000	122
Tripod Technology Corp.	64,980	233
Tung Ho Steel Enterprise Corp	111,000	182
U-Ming Marine Transport Corp.	94,000	254
Uni-President Enterprises Corp.	518,140	695
Unimicron Technology Corp.	138,720	242
United Microelectronics Corp.	2,364,022	1,460
Vanguard International Semiconductor Corp.	131,287	98
Via Technologies, Inc. *	156,000	87
Wafer Works Corp.	25,000	145
Walsin Lihwa Corp.	583,000	239
Wan Hai Lines Ltd.	222,200	200
Waterland Financial Holdings	183,600	59
Winbond Electronics Corp.	614,000	169
Wintek Corp.	156,508	213
Wistron Corp.	224,698	415
Ya Hsin Industrial Co. Ltd. *	121,548	22
Yageo Corp.	454,000	158
Yang Ming Marine Transport	250,989	193
Yieh Phui Enterprise	105,018	38
Yuanta Financial Holdings *	1,049,285	678
Yuen Foong Yu Paper Manufacturing Co. Ltd.	147,205	55
Yulon Motor Co. Ltd.	153,963	147
Zinwell Corp	32,000	106
Zyxel Communications Corp.	60,261	78

		70,038

Thailand - 1.3%
Advanced Info Service PCL (Registered)	179,000	515
Airports of Thailand PCL	88,600	148
Aromatics Thailand PCL	6,100	12
Aromatics Thailand PCL *	16,600	32
Bangkok Bank PCL	80,900	283
Bangkok Bank PCL (Registered)	181,600	642
Bangkok Expressway PCL	61,600	43
Bank of Ayudhya PCL	269,400	208
Banpu PCL	10,000	117
Banpu PCL (Registered)	23,000	279
BEC World PCL (Registered)	196,500	168
Central Pattana PCL (Registered)	132,900	99
CP Seven Eleven PCL	475,300	154
Electricity Generating PCL	21,100	70
Electricity Generating PCL	19,200	65
Glow Energy PCL	100,200	100
Hana Microelectronics PCL	57,600	37
IRPC PCL	1,928,700	363
Kasikornbank PCL	109,000	279
Kasikornbank PCL (Registered)	227,200	584
Krung Thai Bank Public Co. Ltd. *	559,800	159
Land and Houses PCL (Registered)	444,100	119
Precious Shipping PCL (Registered)	41,200	34
PTT Chemical PCL (Registered)	72,700	268
PTT Exploration & Production PCL (Registered)	232,200	1,130
PTT PCL (Registered)	167,600	1,841
Ratchaburi Electricity Generating Holding PCL (Registered)	74,900	102
Rayong Refinery PCL (Registered)	294,800	195
Siam Cement PCL	26,600	182
Siam Cement PCL (Registered)	60,500	418
Siam City Cement PCL	14,200	109
Siam Commercial Bank PCL (Registered)	199,000	508
Siam Makro PCL (Registered)	15,600	43
Thai Airways International PCL	105,500	116
Thai Oil PCL	79,000	203
Thanachart Capital PCL *	67,600	28
True Corp. PCL *	184,600	30

		9,683

Turkey - 1.6%
Adana Cimento	6,474	39
Akbank TAS	174,758	1,292
Akcansa Cimento A.S.	4,741	29
Aksigorta A.S.	25,849	152
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	43,691	518
Arcelik	21,718	150
EQUITY FUNDS     11      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 88.6% – CONTINUED
Turkey - 1.6% – (continued)
Asya Katilim Bankasi A.S. *	11,140	$104
Aygaz A.S.	8,692	39
Cimsa Cimento Sanayi VE Tica	3,605	27
Dogan Sirketler Grubu Holdings *	101,943	192
Dogan Yayin Holding *	45,448	183
Eregli Demir ve Celik Fabrikalari TAS	81,944	718
Ford Otomotiv Sanayi A.S.	13,832	142
Haci Omer Sabanci Holding A.S.	87,379	479
Hurriyet Gazetecilik A.S. *	37,158	114
Is Gayrimenkul Yatirim Ortakligi A.S. *	20,060	30
KOC Holding A.S. *	71,549	386
Migros Turk TAS	20,058	390
Petkim Petrokimya Holding *	17,144	125
Tofas Turk Otomobil Fabrikasi A.S.	25,295	132
Trakya Cam Sanayi A.S.	16,348	39
Tupras Turkiye Petrol Rafine	24,313	708
Turk Sise ve Cam Fabrikalari A.S.	63,271	127
Turkcell Iletisim Hizmet AS	106,798	1,170
Turkiye Garanti Bankasi A.S.	203,885	1,818
Turkiye Halk Bankasi A.S. *	61,199	634
Turkiye Is Bankasi	187,335	1,169
Turkiye Vakiflar Bankasi Tao	145,632	513
Ulker Gida Sanayi ve Ticaret A.S.	8,260	34
Vestel Elektronik Sanayi *	13,190	33
Yapi ve Kredi Bankasi *	134,212	471

		11,957

United States - 0.5%
Lenovo Group Ltd.	664,000	588
Southern Copper Corp.	26,865	2,824

		3,412

Total Common Stocks

(Cost $484,192)		646,640

CONVERTIBLE PREFERRED STOCK - 0.0%
India - 0.0%
Tata Steel Ltd	26,149	66

Total Convertible Preferred Stock

(Cost $66)		66

PREFERRED STOCKS - 8.2%
Brazil - 7.6%
Aracruz Celulose S.A., Class B	95,600	693
Banco Bradesco S.A.	184,726	5,910
Banco do Estado do Rio Grande do Sul	32,400	200
Banco Itau Holding Financeira S.A.	189,764	4,851
Bradespar S.A.	20,900	559
Brasil Telecom Participacoes S.A.	44,142	645
Brasil Telecom S.A.	32,100	329
Braskem S.A., Class A	29,900	242
Centrais Eletricas Brasileiras S.A., Class B	37,062	478
Cia Brasileira de Distribuicao Grupo Pao de Acucar	13,002	249
Cia de Bebidas das Americas	32,414	2,343
Cia de Tecidos do Norte de Minas – Coteminas	10,136	59
Cia Energetica de Minas Gerais	53,136	970
Cia Energetica de Sao Paulo *	31,405	766
Cia Paranaense de Energia, Class B	21,321	321
Cia Vale do Rio Doce, Class A	372,734	10,627
Duratex S.A.	15,000	367
Eletropaulo Metropolitana de Sao Paulo S.A., Class A	160,000	13
Eletropaulo Metropolitana de Sao Paulo S.A., Class B	4,195,400	343
Fertilizantes Fosfatados S.A.	5,100	228
Gerdau S.A.	59,500	1,737
Gol Linhas Aereas Inteligentes S.A.	9,900	243
Investimentos Itau S.A.	177,000	1,168
Klabin S.A.	92,300	343
Lojas Americanas S.A.	64,174	561
Metalurgica Gerdau S.A.	11,100	443
Net Servicos de Comunicacao S.A. (Sao Paolo Exchange)	33,825	412
Petroleo Brasileiro S.A. – Petrobras	305,433	15,169
Sadia S.A.	73,900	420
Suzano Papel e Celulose S.A.	25,100	409
Tam S.A.	15,500	371
Tele Norte Leste Participacoes S.A.	50,700	973
Tim Participacoes S.A.	124,610	426
Usinas Siderurgicas de Minas Gerais S.A., Class A	32,750	1,500
Vivo Participacoes S.A.	104,700	553
Votorantim Celulose e Papel S.A.	18,700	569

		55,490

NORTHERN FUNDS QUARTERLY REPORT     12     EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  EMERGING MARKETS EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
PREFERRED STOCKS - 8.2% – CONTINUED
Chile - 0.0%
Embotelladora Andina S.A.	10,199	$27
Embotelladora Andina S.A., Class B	13,179	38
Sociedad Quimica y Minera de Chile S.A.	15,851	287

		352

Russia - 0.3%
Sberbank	32,818	99
Surgutneftegaz	87,060	56
Surgutneftegaz ADR	13,130	851
Transneft OAO	310	618
Unified Energy System *	253,872	293

		1,917

South Korea - 0.3%
Hyundai Motor Co.	6,880	251
LG Electronics, Inc.	2,540	134
Samsung Electronics Co. Ltd.	3,991	1,810

		2,195

Total Preferred Stocks

(Cost $38,980)		59,954

RIGHTS - 0.0%
Cosan SA Industria e Comercio *	5,054	1
Kumho Industrial Co. Ltd. *	397	2
SP Setia Bhd. *	26,350	3
Tim Participacoes S.A. *	227	—
YTL Corp. *	11,226	5

Total Rights

(Cost $-)		11

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 0.8%
Natixis, Grand Cayman,
Eurodollar Time Deposit,
3.50%, 1/2/08	$5,702	$5,702

Total Short-Term Investment

(Cost $5,702)		5,702

Total Investments - 97.6%

(Cost $528,940)		712,373
Other Assets less Liabilities - 2.4%		17,919

NET ASSETS - 100.0%		$730,292

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.
At December 31, 2007, the Emerging Markets Equity Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	GAIN (LOSS)
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)
DAX Index	6	$1,786	Long	3/08	$27
Hang Seng Index	13	2,327	Long	1/08	(41)
JSE All Share Index	135	5,286	Long	3/08	134
MSCI Taiwan Index	90	3,002	Long	1/08	103
Nikkei 225 CME	1	76	Long	3/08	(2)
SPI 200 Index	22	3,066	Long	3/08	50
TOPIX Index	6	790	Long	3/08	(28)

Total					$243
EQUITY FUNDS     13      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)
At December 31, 2007, the industry sectors for the Emerging Markets Equity Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	4.6%
Consumer Staples	4.0
Energy	18.3
Financials	20.6
Health Care	1.6
Industrials	14.1
Information Technology	10.5
Materials	14.2
Telecommunication Services	8.7
Utilities	3.4

Total	100.0%
At December 31, 2007, the Emerging Markets Equity Fund’s investments were denominated in the following currencies:

% OF LONG-TERM
CONCENTRATION BY CURRENCY	INVESTMENTS
Hong Kong Dollar	15.5%
Korean Won	14.3
U.S. Dollar	13.9
Brazil Real	13.4
Taiwan Dollar	9.8
South African Rand	6.7
Indian Rupee	6.1
All other currencies less than 5%	20.3

Total	100.0%
At December 31, 2007, the Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:

	AMOUNT	IN	AMOUNT
CONTRACTS	(LOCAL	EXCHANGE	(LOCAL		UNREALIZED
TO DELIVER	CURRENCY)	FOR	CURRENCY)	SETTLEMENT	LOSS
CURRENCY	(000S)	CURRENCY	(000S)	DATE	(000S)
Thai Baht	1528	U.S. Dollar	45	1/2/08	—

Total					$—
Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$528,940

Gross tax appreciation of investments	$199,769
Gross tax depreciation of investments	(16,336)

Net tax appreciation of investments	$183,433

NORTHERN FUNDS QUARTERLY REPORT     14     EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   ENHANCED LARGE CAP FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.4%
Aerospace/Defense - 3.3%
Boeing (The) Co.	13,700	$1,198
L-3 Communications Holdings, Inc.	7,100	752
Lockheed Martin Corp.	8,200	863
Northrop Grumman Corp.	1,200	95
Raytheon Co.	14,300	868
United Technologies Corp.	1,059	81

		3,857

Agriculture - 1.3%
Altria Group, Inc.	11,300	854
Reynolds American, Inc.	10,300	680

		1,534

Apparel - 0.7%
NIKE, Inc., Class B	13,300	854

Banks - 3.4%
Bank of America Corp.	25,803	1,065
KeyCorp	18,500	434
Marshall & Ilsley Corp.	24,700	654
National City Corp.	40,800	671
SunTrust Banks, Inc.	11,900	744
Wachovia Corp.	2,400	91
Wells Fargo & Co.	11,100	335

		3,994

Beverages - 1.9%
Brown-Forman Corp., Class B	5,300	393
Coca-Cola (The) Co.	10,400	638
Pepsi Bottling Group, Inc.	17,100	675
PepsiCo, Inc.	7,500	569

		2,275

Biotechnology - 0.3%
Biogen Idec, Inc. *	5,700	325

Chemicals - 1.9%
Dow Chemical (The) Co.	14,700	579
du Pont (E.I.) de Nemours & Co.	7,200	317
Hercules, Inc.	31,500	610
Monsanto Co.	300	34
Sherwin-Williams (The) Co.	11,800	685

		2,225

Commercial Services - 0.1%
McKesson Corp.	1,800	118

Computers - 4.7%
Apple, Inc. *	6,000	1,188
EMC Corp. of Massachusetts *	24,600	456
Hewlett-Packard Co.	35,000	1,767
IBM Corp.	18,000	1,946
Sun Microsystems, Inc. *	10,200	185

		5,542

Cosmetics/Personal Care - 2.2%
Procter & Gamble Co.	36,200	2,658

Diversified Financial Services - 8.2%
American Express Co.	5,000	260
Ameriprise Financial, Inc.	7,800	430
Charles Schwab (The) Corp.	34,300	876
CIT Group, Inc.	7,400	178
Citigroup, Inc.	65,600	1,931
Fannie Mae	22,200	888
Goldman Sachs Group, Inc.	6,400	1,376
Janus Capital Group, Inc.	12,600	414
JPMorgan Chase & Co.	44,200	1,929
Lehman Brothers Holdings, Inc.	11,200	733
Merrill Lynch & Co., Inc.	12,200	655

		9,670

Electric - 2.8%
Edison International	14,568	777
FPL Group, Inc.	10,000	678
PG&E Corp.	7,100	306
Progress Energy, Inc.	15,400	746
Public Service Enterprise Group, Inc.	8,400	825

		3,332

Electronics - 0.7%
Thermo Fisher Scientific Inc. *	15,000	865

Environmental Control - 0.4%
Allied Waste Industries, Inc. *	42,500	468

Food - 2.2%
ConAgra Foods, Inc.	19,100	454
General Mills, Inc.	13,400	764
Kroger Co.	29,900	799
Tyson Foods, Inc., Class A	41,100	630

		2,647

Gas - 0.7%
Sempra Energy	12,600	780

EQUITY FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.4% – CONTINUED
Hand/Machine Tools - 0.9%
Black & Decker Corp.	6,500	$453
Stanley Works (The)	13,100	635

		1,088

Healthcare — Products - 2.2%
Baxter International, Inc.	15,957	926
Covidien Ltd.	11,000	487
Johnson & Johnson	17,100	1,141

		2,554

Healthcare — Services - 1.5%
Aetna, Inc.	3,500	202
Humana, Inc. *	9,900	746
UnitedHealth Group, Inc.	1,600	93
WellPoint, Inc. *	8,200	719

		1,760

Insurance - 5.3%
American International Group, Inc.	21,900	1,277
CIGNA Corp.	14,000	752
Genworth Financial, Inc., Class A	1,100	28
Hartford Financial Services Group, Inc.	6,300	549
Metlife, Inc.	17,200	1,060
Prudential Financial, Inc.	10,500	977
Travelers Cos. (The), Inc.	17,800	958
XL Capital Ltd., Class A	13,600	684

		6,285

Internet - 2.1%
eBay, Inc. *	27,500	913
Expedia, Inc. *	21,900	692
Google, Inc., Class A *	1,200	830

		2,435

Iron/Steel - 0.7%
Nucor Corp.	13,300	788
United States Steel Corp.	300	36

		824

Media - 2.2%
Disney (The Walt) Co.	35,600	1,149
News Corp., Class A	17,800	365
Time Warner, Inc.	67,300	1,111

		2,625

Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc.	9,200	943

Miscellaneous Manufacturing - 6.0%
3M Co.	1,149	97
Cooper Industries Ltd., Class A	13,500	714
Eaton Corp.	5,300	514
General Electric Co.	96,100	3,562
Illinois Tool Works, Inc.	15,500	830
Ingersoll-Rand Co. Ltd., Class A	15,000	697
Parker Hannifin Corp.	9,450	712

		7,126

Oil & Gas - 11.4%
Chevron Corp.	25,600	2,389
ConocoPhillips	21,249	1,876
Exxon Mobil Corp.	56,000	5,247
Marathon Oil Corp.	16,000	974
Occidental Petroleum Corp.	5,200	400
Tesoro Corp.	13,300	635
Transocean, Inc.	6,887	986
Valero Energy Corp.	13,500	945

		13,452

Oil & Gas Services - 1.6%
Halliburton Co.	17,200	652
National-Oilwell Varco, Inc. *	11,300	830
Schlumberger Ltd.	4,800	472

		1,954

Packaging & Containers - 0.6%
Ball Corp.	14,800	666

Pharmaceuticals - 5.9%
Abbott Laboratories	3,175	178
AmerisourceBergen Corp.	15,700	704
Bristol-Myers Squibb Co.	26,500	703
Gilead Sciences, Inc. *	14,300	658
King Pharmaceuticals, Inc. *	11,100	114
Lilly (Eli) & Co.	3,800	203
Merck & Co., Inc.	30,000	1,743
Pfizer, Inc.	88,200	2,005
Watson Pharmaceuticals, Inc. *	23,800	646

		6,954

Real Estate Investment Trusts - 0.5%
ProLogis	9,400	596

Retail - 5.3%
Big Lots, Inc. *	40,200	643
CVS Caremark Corp.	27,900	1,109
NORTHERN FUNDS QUARTERLY REPORT     2     EQUITY FUNDS

EQUITY FUNDS SCHEDULE OF INVESTMENTS ENHANCED LARGE CAP FUND	DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.4% – CONTINUED
Retail - 5.3% – (continued)
Darden Restaurants, Inc.	23,000	$637
Family Dollar Stores, Inc.	30,600	589
McDonald’s Corp.	20,800	1,225
RadioShack Corp.	37,900	639
Wal-Mart Stores, Inc.	29,800	1,416

		6,258

Semiconductors - 3.1%
Applied Materials, Inc.	48,400	860
Intel Corp.	42,500	1,133
Kla-Tencor Corp.	14,500	698
Texas Instruments, Inc.	30,400	1,015

		3,706

Software - 4.7%
CA, Inc.	18,200	454
Compuware Corp. *	68,700	610
Fidelity National Information Services, Inc.	17,000	707
Microsoft Corp.	61,100	2,175
Novell, Inc. *	40,000	275
Oracle Corp. *	61,700	1,393

		5,614

Telecommunications - 6.3%
AT&T, Inc.	68,227	2,836
CenturyTel, Inc.	16,000	664
Cisco Systems, Inc. *	76,700	2,076
Qualcomm, Inc.	29,864	1,175
Qwest Communications International, Inc. *	30,400	213
Verizon Communications, Inc.	12,847	561

		7,525

Toys, Games & Hobbies - 0.5%
Hasbro, Inc.	25,500	652

Transportation - 1.0%
CSX Corp.	7,000	308
United Parcel Service, Inc., Class B	13,300	940

		1,248

Total Common Stocks

(Cost $113,657)		115,409

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 6.5%
Natixis, Grand Cayman, Eurodollar Time Deposit, 3.50%, 1/2/08	$7,312	$7,312
U.S. Treasury Bill, (1) 3.15%, 1/17/08	365	364

Total Short-Term Investments

(Cost $7,676)		7,676

Total Investments - 103.9%

(Cost $121,333)		123,085
Liabilities less Other Assets – (3.9)%		(4,672)

NET ASSETS - 100.0%		$118,413

(1)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At December 31, 2007, the Enhanced Large Cap Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	LOSS
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)
S&P 500 E-Mini	39	$2,881	Long	3/08	$(25)

Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$121,333

Gross tax appreciation of investments	$7,868

Gross tax depreciation of investments	(6,116)

Net tax appreciation of investments	$1,752

EQUITY FUNDS     3     NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   GROWTH EQUITY FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 99.2%
Aerospace/Defense - 4.8%
Lockheed Martin Corp.	42,890	$4,515
Northrop Grumman Corp.	114,055	8,969
Raytheon Co.	81,305	4,935
Rockwell Collins, Inc.	75,705	5,448

		23,867

Banks - 1.1%
Bank of America Corp.	137,150	5,659

Beverages - 0.7%
Pepsi Bottling Group, Inc.	87,905	3,469

Biotechnology - 4.6%
Amgen, Inc. *	175,300	8,141
Biogen Idec, Inc. *	172,020	9,791
Invitrogen Corp. *	51,955	4,853

		22,785

Chemicals - 2.0%
Celanese Corp., Class A	153,955	6,516
Lubrizol Corp.	60,400	3,271

		9,787

Commercial Services - 1.3%
McKesson Corp.	101,405	6,643

Computers - 4.4%
Cadence Design Systems, Inc. *	185,940	3,163
Electronic Data Systems Corp.	179,570	3,722
IBM Corp.	137,980	14,916

		21,801

Cosmetics/Personal Care - 3.5%
Colgate-Palmolive Co.	79,260	6,179
Procter & Gamble Co.	154,095	11,314

		17,493

Diversified Financial Services - 7.2%
Citigroup, Inc.	176,110	5,185
Fannie Mae	334,950	13,391
Goldman Sachs Group, Inc.	37,915	8,154
JPMorgan Chase & Co.	104,245	4,550
Merrill Lynch & Co., Inc.	81,515	4,376

		35,656

Electric - 4.1%
Duke Energy Corp.	292,055	5,891
Mirant Corp. *	132,210	5,153
NRG Energy, Inc. *	100,670	4,363
PG&E Corp.	119,890	5,166

		20,573

Electronics - 0.9%
Tyco Electronics Ltd.	122,945	4,565

Food - 1.5%
General Mills, Inc.	132,015	7,525

Healthcare - Products - 2.5%
Baxter International, Inc.	121,230	7,038
Covidien Ltd.	122,945	5,445

		12,483

Home Furnishings - 1.1%
Matsushita Electric Industrial Co. Ltd. ADR	269,550	5,510

Household Products/Wares - 1.1%
Clorox Co.	81,080	5,284

Insurance - 8.1%
Allstate (The) Corp.	77,170	4,031
American International Group, Inc.	194,495	11,339
Chubb Corp.	72,640	3,965
Hartford Financial Services Group, Inc.	57,320	4,998
MBIA, Inc.	117,200	2,183
Prudential Financial, Inc.	60,080	5,590
Travelers Cos. (The), Inc.	104,265	5,609
XL Capital Ltd., Class A	50,790	2,555

		40,270

Internet - 1.4%
eBay, Inc. *	211,970	7,035

Iron/Steel - 2.3%
United States Steel Corp.	93,150	11,263

Machinery - Diversified - 2.5%
Deere & Co.	131,805	12,274

Media - 2.1%
Disney (The Walt) Co.	331,485	10,700

Mining - 1.0%
Barrick Gold Corp.	116,705	4,907

Miscellaneous Manufacturing - 2.1%
Eaton Corp.	56,905	5,517
ITT Corp.	75,190	4,965

		10,482

Oil & Gas - 13.1%
Chevron Corp.	205,740	19,202
ENSCO International, Inc.	135,885	8,101
EQUITY FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 99.2% – CONTINUED
Oil & Gas - 13.1% – (continued)
Exxon Mobil Corp.	332,960	$31,195
Occidental Petroleum Corp.	87,975	6,773

		65,271

Pharmaceuticals - 4.3%
Lilly (Eli) & Co.	179,930	9,607
Schering-Plough Corp.	440,320	11,730

		21,337

Retail - 3.4%
McDonald’s Corp.	121,295	7,146
Tiffany & Co.	108,520	4,995
TJX Cos., Inc.	170,980	4,912

		17,053

Semiconductors - 3.3%
ASML Holding NV	235,263	7,361
National Semiconductor Corp.	146,740	3,322
Texas Instruments, Inc.	169,425	5,659

		16,342

Software - 5.3%
BMC Software, Inc. *	119,045	4,243
Microsoft Corp.	615,670	21,918

		26,161

Telecommunications - 9.5%
Cisco Systems, Inc. *	544,995	14,753
Embarq Corp.	74,215	3,676
Nokia OYJ ADR	338,065	12,978
Qwest Communications International, Inc. *	864,535	6,060
Verizon Communications, Inc.	229,355	10,021

		47,488

Total Common Stocks

(Cost $442,764)		493,683

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 0.1%
Natixis, Grand Cayman, Eurodollar Time Deposit, 3.50%, 1/2/08	$280	$280

Total Short-Term Investment

(Cost $280)		280

Total Investments - 99.3%

(Cost $443,044)		493,963

Other Assets less Liabilities - 0.7%		3,525

NET ASSETS - 100.0%		$497,488

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$443,044

Gross tax appreciation of investments	$74,400

Gross tax depreciation of investments	(23,481)

Net tax appreciation of investments	$50,919

NORTHERN FUNDS QUARTERLY REPORT     2     EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   INCOME EQUITY FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 52.9%
Agriculture - 1.1%
UST, Inc.	105,000	$5,754

Banks - 1.3%
Bank of America Corp.	161,000	6,643

Beverages - 3.3%
Anheuser-Busch Cos., Inc.	161,000	8,427
Diageo PLC ADR	96,500	8,282

		16,709

Chemicals - 1.3%
Dow Chemical (The) Co.	170,000	6,701

Commercial Services - 2.5%
Accenture Ltd., Class A	190,000	6,846
Macquarie Infrastructure Co. LLC	135,000	5,471

		12,317

Computers - 3.1%
Computer Sciences Corp. *	140,000	6,926
Hewlett-Packard Co.	175,000	8,834

		15,760

Diversified Financial Services - 1.3%
Fannie Mae	165,000	6,597

Electric - 2.3%
Centerpoint Energy, Inc.	330,000	5,653
TECO Energy, Inc.	350,000	6,023

		11,676

Food - 3.8%
B&G Food Holdings Corp.	300,000	5,358
Kraft Foods, Inc., Class A	220,000	7,178
SUPERVALU, Inc.	180,000	6,754

		19,290

Forest Products & Paper - 0.9%
Rayonier, Inc.	100,000	4,724

Healthcare - Products - 1.7%
Johnson & Johnson	125,000	8,338

Insurance - 4.7%
Chubb Corp.	144,511	7,888
Prudential Financial, Inc.	84,000	7,815
Travelers Cos. (The), Inc.	145,000	7,801

		23,504

Investment Companies - 1.6%
Allied Capital Corp.	170,000	3,655
American Capital Strategies Ltd.	130,000	4,285

		7,940

Machinery - Diversified - 1.3%
Cummins, Inc.	50,000	6,369

Media - 1.6%
Disney (The Walt) Co.	241,000	7,779

Mining - 1.1%
Southern Copper Corp.	50,000	5,257

Miscellaneous Manufacturing - 1.5%
3M Co.	90,000	7,589

Oil & Gas - 7.6%
ConocoPhillips	103,284	9,120
Devon Energy Corp.	75,000	6,668
EnCana Corp.	85,000	5,777
Marathon Oil Corp.	144,000	8,764
Occidental Petroleum Corp.	100,000	7,699

		38,028

Pharmaceuticals - 2.4%
GlaxoSmithKline PLC ADR	127,000	6,400
Pfizer, Inc.	255,000	5,796

		12,196

Real Estate Investment Trusts - 1.4%
Healthcare Realty Trust, Inc.	170,000	4,316
HRPT Properties Trust	360,000	2,783

		7,099

Retail - 1.0%
Home Depot (The), Inc.	195,000	5,253

Semiconductors - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	650,733	6,481

Telecommunications - 4.8%
Nokia OYJ ADR	215,000	8,254
Verizon Communications, Inc.	190,000	8,301
Vodafone Group PLC ADR	196,875	7,347

		23,902

Total Common Stocks

(Cost $224,841)		265,906

CONVERTIBLE PREFERRED STOCKS - 9.6%
Chemicals - 4.0%
Celanese Corp., 4.25%	225,000	12,271
Huntsman Corp., 5.00%	160,000	7,880

		20,151

EQUITY FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
CONVERTIBLE PREFERRED STOCKS - 9.6% – CONTINUED
Diversified Financial Services - 0.8%
Citigroup Funding, Inc., 4.58%	165,000	$4,026

Insurance - 0.6%
Metlife, Inc., 6.38%	100,000	3,059

Pharmaceuticals - 1.5%
Schering-Plough Corp., 6.00%	32,000	7,770

Savings & Loans - 2.7%
New York Community Capital Trust V, 6.00%	200,000	9,580
Sovereign Capital Trust II, 4.38%	100,000	2,950
Washington Mutual, Inc., 7.75%	1,000	885

		13,415

Total Convertible Preferred Stocks

(Cost $45,082)		48,421

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CONVERTIBLE BONDS - 32.8%
Aerospace/Defense - 2.4%
L-3 Communications Corp., 3.00%, 8/1/35	$2,290	2,788
Lockheed Martin Corp., 4.62%, 8/15/33	6,276	9,296

		12,084

Computers - 3.6%
CACI International Inc., (1) (2) 2.13%, 5/1/14	6,000	6,023
Electronic Data Systems Corp., 3.88%, 7/15/23	7,000	6,982
Mentor Graphics Corp., 6.25%, 3/1/26	5,000	5,050

		18,055

Electronics - 2.0%
Vishay Intertechnology, Inc. 3.63%, 8/1/23	10,000	10,025

Environmental Control - 0.8%
Allied Waste Industries, 4.25%, 4/15/34	4,000	3,690

Healthcare — Products - 0.6%
Conmed Corp., 2.50%, 11/15/24	3,500	3,168

Healthcare — Services - 0.9%
LifePoint Hospitals, Inc., 3.50%, 5/15/14	5,000	4,475

Insurance - 1.9%
American Equity Investment Life Holding Co., 5.25%, 12/6/24	10,000	9,412

Machinery — Diversified - 1.8%
AGCO Corp., 1.75%, 12/31/33	3,000	9,199

Media - 1.0%
Gannett Co., Inc., 4.80%, 7/15/37	5,000	4,950

Mining - 2.6%
Newmont Mining Corp., (1) (2) 1.63%, 7/15/17	9,000	11,216
USEC, Inc., 3.00%, 10/1/14	2,000	1,955

		13,171

Oil & Gas - 2.4%
Transocean, Inc., 1.50%, 12/15/37	5,000	5,412
1.50%, 12/15/37	5,000	5,419
1.63%, 12/15/37	1,000	1,088

		11,919

Pharmaceuticals - 3.4%
King Pharmaceuticals, Inc., 1.25%, 4/1/26	7,000	5,941
Mylan Laboratories, Inc., 1.25%, 3/15/12	5,000	4,550
Watson Pharmaceuticals, Inc., 1.75%, 3/15/23	7,000	6,641

		17,132

Retail - 1.1%
Sonic Automotive, Inc., 4.25%, 11/30/15	5,500	5,658

Semiconductors - 1.7%
Intel Corp., 2.95%, 12/15/35	8,000	8,650

Software - 2.2%
Fair Isaac Corp., 1.50%, 8/15/23	7,000	6,895
NORTHERN FUNDS QUARTERLY REPORT     2     EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS	DECEMBER 31, 2007 (UNAUDITED)
INCOME EQUITY FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CONVERTIBLE BONDS - 32.8% – CONTINUED
Software - 2.2% – (continued)
Sybase, Inc., 1.75%, 2/22/25	$3,500	$4,056

		10,951

Telecommunications - 2.9%
NII Holdings , Inc., 3.13%, 6/15/12	6,000	5,145
RF Micro Devices, Inc., 0.75%, 4/15/12	10,000	9,375

		14,520

Transportation - 1.5%
YRC Worldwide, Inc., 5.00%, 8/8/23	8,000	7,700

Total Convertible Bonds

(Cost $162,893)		164,759

SHORT-TERM INVESTMENT - 4.7%
Natixis, Grand Cayman, Eurodollar Time Deposit, 3.50%, 1/2/08	23,787	23,787

Total Short-Term Investment

(Cost $23,787)		23,787

Total Investments - 100.0%

(Cost $456,603)		502,873
Liabilities less Other Assets - 0.0%		(246)

NET ASSETS - 100.0%		$502,627

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2)	Restricted security that has been deemed illiquid. At December 31, 2007, the value of these restricted illiquid securities amounted to approximately $17,239,000 or 3.4% of net assets. Additional information on each restricted illiquid security is as follows:

		ACQUISITION
	ACQUISITION	COST
SECURITY	DATE	(000S)
CACI International Inc., 2.13%, 5/1/14	5/11/07	$6,094
Newmont Mining Corp., 1.63%, 7/15/17	10/16/07-10/18/07	10,630

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$456,603

Gross tax appreciation of investments	$70,246

Gross tax depreciation of investments	(23,976)

Net tax appreciation of investments	$46,270

EQUITY FUNDS     3     NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL GROWTH EQUITY FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3%
Australia - 1.5%
Cochlear Ltd.	141,063	$9,261
Suncorp-Metway Ltd.	558,592	8,270

		17,531

Canada - 1.7%
Bombardier, Inc., Class B *	3,151,100	19,029

China - 0.7%
Bank of China Ltd., Class H	16,186,000	7,713

Finland - 3.2%
Nokia OYJ	793,435	30,553
Outotec OYJ	114,440	6,200

		36,753

France - 9.5%
Accor S.A.	108,213	8,584
Alstom	58,236	12,376
AXA S.A.	351,736	14,006
Cap Gemini S.A.	315,105	19,583
L’Oreal S.A.	174,224	24,872
LVMH Moet Hennessy Louis Vuitton S.A.	90,623	10,893
Thales S.A.	310,019	18,358

		108,672

Germany - 17.1%
Deutsche Bank A.G. (Registered)	194,305	25,135
Deutsche Telekom A.G. (Registered)	1,145,128	25,047
E.ON A.G.	98,776	20,974
Linde A.G.	167,440	22,055
MAN A.G.	128,800	21,196
Merck KGaA	133,025	17,090
Metro A.G.	106,273	8,870
SAP A.G.	422,515	21,832
Siemens A.G. (Registered)	206,074	32,354

		194,553

Greece - 1.7%
National Bank of Greece S.A.	290,084	19,985

Italy - 5.7%
ENI S.p.A.	685,028	24,962
Lottomatica S.p.A.	251,264	9,113
UniCredito Italiano S.p.A. (Milan Exchange)	2,468,423	20,545
Unione di Banche Italiane SCPA	388,889	10,706

		65,326

Japan - 13.5%
Daikin Industries Ltd.	389,000	21,735
East Japan Railway Co.	2,370	19,477
Fanuc Ltd.	172,600	16,851
Kirin Brewery Co. Ltd.	550,000	8,066
Komatsu Ltd.	621,200	16,809
Shin-Etsu Chemical Co. Ltd.	296,700	18,565
Sony Corp.	436,700	23,717
Toyota Motor Corp.	537,300	28,943

		154,163

Netherlands - 7.1%
Qiagen N.V. *	938,805	20,164
Royal Dutch Shell PLC, Class B (London Exchange)	939,487	39,290
Unilever N.V. CVA	594,116	21,754

		81,208

Norway - 1.0%
Petroleum Geo-Services ASA *	415,900	11,959

Singapore - 1.2%
CapitaLand Ltd.	1,443,000	6,206
Cosco Corp. Singapore Ltd.	1,829,000	7,197

		13,403

Spain - 2.5%
Banco Santander Central Hispano S.A.	1,310,212	28,308

Sweden - 0.7%
Autoliv, Inc. SDR	146,190	7,860

Switzerland - 12.0%
ABB Ltd. (Registered)	508,067	14,652
Julius Baer Holding A.G. (Registered)	177,055	14,395
Logitech International S.A. (Registered) *	278,617	10,118
Nestle S.A. (Registered)	52,519	24,070
Roche Holding A.G. (Genusschein)	107,065	18,446
Swiss Life Holding (Registered) *	67,712	16,766
Syngenta A.G. (Registered)	52,954	13,439
Xstrata PLC	348,247	24,521

		136,407

United Kingdom - 19.2%
Anglo American PLC	240,370	14,567
Autonomy Corp. PLC *	205,712	3,591
BHP Billiton PLC	513,883	15,828
BP PLC	1,412,230	17,270
BT Group PLC	3,732,698	20,141
Centrica PLC	2,412,887	17,147
GlaxoSmithKline PLC	763,299	19,369
EQUITY FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3% – CONTINUED
United Kingdom - 19.2% – (continued)
ITV PLC	4,136,920	$6,993
Lloyds TSB Group PLC	2,050,066	19,115
Marks & Spencer Group PLC	1,300,289	14,402
Prudential PLC	1,039,540	14,611
Smith & Nephew PLC	1,335,167	15,350
Vodafone Group PLC	8,627,327	32,152
WPP Group PLC	616,679	7,895

		218,431

Total Common Stocks

(Cost $940,912)		1,121,301

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 0.0%
Natixis, Grand Cayman, Eurodollar Time Deposit, 3.50%, 1/2/08	$36	36

Total Short-Term Investment

(Cost $36)		36

Total Investments - 98.3%

(Cost $940,948)		1,121,337
Other Assets less Liabilities - 1.7%		19,069

NET ASSETS - 100.0%		$1,140,406

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At December 31, 2007, the industry sectors for the International Growth Equity Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	10.6%
Consumer Staples	7.8
Energy	8.3
Financials	18.3
Health Care	8.9
Industrials	18.4
Information Technology	7.7
Materials	9.7
Telecommunication Services	6.9
Utilities	3.4

Total	100.0%
At December 31, 2007, the International Growth Equity Fund’s investments were denominated in the following currencies:

% OF LONG-TERM
CONCENTRATION BY CURRENCY	INVESTMENTS
Euro	44.2%
British Pound	25.2
Japanese Yen	13.7
Swiss Franc	10.0
All other currencies less than 5%	6.9

Total	100.0%
Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$940,948

Gross tax appreciation of investments	$204,594

Gross tax depreciation of investments	(24,205)

Net tax appreciation of investments	$180,389

NORTHERN FUNDS QUARTERLY REPORT     2     EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  LARGE CAP VALUE FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 99.5%
Banks - 2.3%
Wachovia Corp.	519,000	$19,737

Beverages - 2.1%
Anheuser-Busch Cos., Inc.	342,000	17,900

Chemicals - 2.0%
Dow Chemical (The) Co.	449,430	17,716

Commercial Services - 1.7%
H&R Block, Inc.	779,000	14,466

Diversified Financial Services - 6.0%
JPMorgan Chase & Co.	412,235	17,994
Merrill Lynch & Co., Inc.	347,000	18,627
Morgan Stanley	279,000	14,818

		51,439

Food - 7.9%
Hershey (The) Co.	651,000	25,649
Kraft Foods, Inc., Class A	592,000	19,317
Sara Lee Corp.	1,420,805	22,818

		67,784

Forest Products & Paper - 4.2%
MeadWestvaco Corp.	577,740	18,083
Weyerhaeuser Co.	249,300	18,384

		36,467

Healthcare - Products - 2.7%
Johnson & Johnson	351,000	23,412

Insurance - 2.0%
Lincoln National Corp.	300,000	17,466

Leisure Time - 2.1%
Carnival Corp.	403,535	17,953

Media - 10.8%
CBS Corp., Class B	953,000	25,969
Clear Channel Communications, Inc.	692,000	23,888
Gannett Co., Inc.	592,325	23,101
New York Times Co., Class A	1,134,000	19,879

		92,837

Mining - 2.1%
Alcoa, Inc.	499,340	18,251

Miscellaneous Manufacturing - 7.1%
3M Co.	160,680	13,549
Eastman Kodak Co.	1,083,000	23,685
General Electric Co.	640,195	23,732

		60,966

Office/Business Equipment - 2.3%
Pitney Bowes, Inc.	517,000	19,667

Pharmaceuticals - 11.6%
Bristol-Myers Squibb Co.	791,000	20,977
Lilly (Eli) & Co.	335,000	17,886
Pfizer, Inc.	1,029,850	23,408
Sanofi-Aventis ADR	430,000	19,578
Wyeth	403,000	17,809

		99,658

Retail - 4.3%
Home Depot (The), Inc.	846,000	22,791
Wal-Mart Stores, Inc.	300,000	14,259

		37,050

Savings & Loans - 2.1%
New York Community Bancorp, Inc.	1,027,000	18,055

Semiconductors - 9.1%
Analog Devices, Inc.	650,000	20,605
Intel Corp.	845,930	22,552
Linear Technology Corp.	633,485	20,164
Xilinx, Inc.	692,000	15,134

		78,455

Telecommunications - 15.1%
AT&T, Inc.	656,700	27,293
Deutsche Telekom A.G. ADR	1,075,000	23,295
Embarq Corp.	494,000	24,468
NTT DoCoMo, Inc.	1,383,000	22,681
Verizon Communications, Inc.	510,000	22,282
Windstream Corp.	751,000	9,778

		129,797

Transportation - 2.0%
United Parcel Service, Inc., Class B	249,000	17,609

Total Common Stocks

(Cost $807,117)		856,685
EQUITY FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 1.0%
Natixis, Grand Cayman, Eurodollar Time Deposit, 3.50%, 1/2/08	$8,451	$8,451

Total Short-Term Investment

(Cost $8,451)		8,451

Total Investments - 100.5%

(Cost $815,568)		865,136
Liabilities less Other Assets - (0.5)%		(3,964)

NET ASSETS - 100.0%		$861,172
Percentages shown are based on Net Assets.
Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$815,568

Gross tax appreciation of investments	$77,328
Gross tax depreciation of investments	(27,760)

Net tax appreciation of investments	$49,568

NORTHERN FUNDS QUARTERLY REPORT     2     EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  MID CAP GROWTH FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.9%
Aerospace/Defense - 3.2%
Goodrich Corp.	53,100	$3,749
Rockwell Collins, Inc.	38,026	2,737

		6,486

Agriculture - 1.3%
Bunge Ltd.	21,900	2,549

Auto Manufacturers - 1.0%
Oshkosh Truck Corp.	44,600	2,108

Auto Parts & Equipment - 1.1%
Johnson Controls, Inc.	64,600	2,328

Banks - 0.8%
Marshall & Ilsley Corp.	64,700	1,713

Beverages - 1.4%
Hansen Natural Corp. *	64,600	2,861

Biotechnology - 2.9%
Charles River Laboratories International, Inc. *	50,100	3,297
Invitrogen Corp. *	27,000	2,522

		5,819

Chemicals - 3.4%
Agrium, Inc.	32,300	2,332
Air Products & Chemicals, Inc.	23,900	2,357
FMC Corp.	42,100	2,297

		6,986

Commercial Services - 2.8%
Apollo Group, Inc., Class A	46,800	3,283
Iron Mountain, Inc. *	64,300	2,380

		5,663

Computers - 2.3%
DST Systems, Inc. *	34,000	2,807
Micros Systems, Inc. *	25,300	1,775

		4,582

Distribution/Wholesale - 1.1%
LKQ Corp. *	111,000	2,333

Diversified Financial Services - 4.2%
Ameriprise Financial, Inc.	33,900	1,868
CIT Group, Inc.	88,100	2,117
GFI Group, Inc. *	22,700	2,173
Janus Capital Group, Inc.	71,300	2,342

		8,500

Electrical Components & Equipment - 1.4%
Ametek, Inc.	60,100	2,815

Electronics - 6.6%
Amphenol Corp., Class A	56,000	2,597
Dolby Laboratories, Inc., Class A *	50,600	2,516
Mettler-Toledo International, Inc. *	24,400	2,776
National Instruments Corp.	72,100	2,403
Waters Corp.	38,700	3,060

		13,352

Engineering & Construction - 2.7%
Chicago Bridge & Iron Co. N.V., New York Shares	54,726	3,308
URS Corp. *	38,200	2,075

		5,383

Environmental Control - 2.2%
Republic Services, Inc.	61,900	1,941
Stericycle, Inc. *	41,600	2,471

		4,412

Food - 1.3%
Hain Celestial Group, Inc. *	82,500	2,640

Gas - 1.5%
Energen Corp.	48,100	3,089

Healthcare - Products - 4.3%
Dentsply International, Inc.	43,800	1,972
Hologic, Inc. *	38,600	2,649
Respironics, Inc. *	60,900	3,988

		8,609

Healthcare - Services - 2.7%
DaVita, Inc. *	35,200	1,984
Pediatrix Medical Group, Inc. *	49,600	3,380

		5,364

Household Products/Wares - 1.2%
Church & Dwight, Inc.	46,400	2,509

Internet - 1.3%
VeriSign, Inc.	70,000	2,633

Iron/Steel - 1.3%
Carpenter Technology Corp.	35,500	2,669

Leisure Time - 1.3%
WMS Industries, Inc. *	70,900	2,598

Machinery - Construction & Mining - 1.6%
Joy Global, Inc.	48,900	3,219

Machinery - Diversified - 1.1%
AGCO Corp. *	32,858	2,234

Media - 2.8%
Discovery Holding Co., Class A *	131,600	3,308
EQUITY FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.9% – CONTINUED
Media - 2.8% – (continued)
Liberty Global, Inc., Class A *	58,700	$2,301

		5,609

Miscellaneous Manufacturing - 5.4%
Aptargroup, Inc.	47,000	1,923
Roper Industries, Inc.	47,600	2,977
SPX Corp.	24,700	2,540
Textron, Inc.	48,000	3,423

		10,863

Oil & Gas - 4.4%
Denbury Resources, Inc. *	100,900	3,002
Diamond Offshore Drilling, Inc.	19,000	2,698
Noble Energy, Inc.	40,200	3,197

		8,897

Oil & Gas Services - 6.5%
Cameron International Corp. *	50,200	2,416
Core Laboratories N.V. *	20,400	2,544
National-Oilwell Varco, Inc.	31,542	2,317
Oceaneering International, Inc. *	35,200	2,371
Smith International, Inc.	47,300	3,493

		13,141

Pharmaceuticals - 3.2%
Express Scripts, Inc.	44,000	3,212
VCA Antech, Inc. *	73,100	3,233

		6,445

Retail - 6.4%
Burger King Holdings, Inc.	99,900	2,848
Dick’s Sporting Goods, Inc. *	90,300	2,507
GameStop Corp., Class A *	58,100	3,609
Guess?, Inc.	48,600	1,841
Tiffany & Co.	44,200	2,034

		12,839

Semiconductors - 4.9%
Intersil Corp., Class A	101,300	2,480
MEMC Electronic Materials, Inc.	27,000	2,389
Nvidia Corp. *	77,550	2,638
ON Semiconductor Corp. *	259,100	2,301

		9,808

Software - 3.7%
Activision, Inc. *	91,700	2,724
Ansys, Inc. *	52,100	2,160
Autodesk, Inc.	53,600	2,667

		7,551

Telecommunications - 3.6%
Foundry Networks, Inc. *	144,700	2,535
Juniper Networks, Inc. *	76,500	2,540
Millicom International Celluiar S.A. *	18,300	2,158

		7,233

Total Common Stocks

(Cost $175,399)		195,840

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 2.9%
Natixis, Grand Cayman, Eurodollar Time Deposit, 3.50%, 1/2/08	$5,917	5,917

Total Short-Term Investment

(Cost $5,917)		5,917

Total Investments - 99.8%

(Cost $181,316)		201,757
Other Assets less Liabilities - 0.2%		334

NET ASSETS - 100.0%		$202,091

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$181,316

Gross tax appreciation of investments	$24,016
Gross tax depreciation of investments	(3,575)

Net tax appreciation of investments	$20,441

NORTHERN FUNDS QUARTERLY REPORT     2     EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  SELECT EQUITY FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.7%
Aerospace/Defense - 1.8%
Lockheed Martin Corp.	30,600	$3,221

Agriculture - 0.9%
Bunge Ltd.	13,000	1,513

Apparel - 1.2%
NIKE, Inc., Class B	31,900	2,049

Auto Parts & Equipment - 0.9%
Johnson Controls, Inc.	45,200	1,629

Beverages - 3.0%
Anheuser-Busch Cos., Inc.	51,000	2,669
Cia de Bebidas das Americas ADR	35,500	2,521

		5,190

Biotechnology - 1.7%
Genzyme Corp. *	41,100	3,059

Chemicals - 4.8%
Monsanto Co.	43,500	4,859
Mosaic (The) Co. *	36,400	3,434

		8,293

Commercial Services - 1.6%
McKesson Corp.	41,700	2,732

Computers - 8.9%
Apple, Inc. *	23,700	4,694
EMC Corp. of Massachusetts *	169,100	3,133
Hewlett-Packard Co.	99,100	5,003
IBM Corp.	24,900	2,692

		15,522

Cosmetics/Personal Care - 2.2%
Colgate-Palmolive Co.	48,700	3,797

Diversified Financial Services - 0.7%
Janus Capital Group, Inc.	38,600	1,268

Electric - 1.9%
PPL Corp.	64,100	3,339

Electronics - 1.7%
Waters Corp. *	38,200	3,020

Engineering & Construction - 8.1%
ABB Ltd. ADR	98,100	2,825
Fluor Corp.	20,500	2,987
Jacobs Engineering Group, Inc. *	36,700	3,509
KBR, Inc. *	58,775	2,281
McDermott International, Inc. *	42,200	2,491

		14,093

Healthcare - Products - 3.5%
Baxter International, Inc.	65,900	3,826
Stryker Corp.	30,600	2,286

		6,112

Healthcare - Services - 1.8%
Aetna, Inc.	55,800	3,221

Insurance - 3.8%
Aflac, Inc.	63,900	4,002
Travelers Cos. (The), Inc.	48,075	2,587

		6,589

Internet - 2.7%
Amazon.com, Inc. *	20,560	1,905
eBay, Inc. *	87,195	2,894

		4,799

Machinery - Diversified - 1.8%
Deere & Co.	34,600	3,222

Metal Fabrication/Hardware - 1.4%
Precision Castparts Corp.	17,300	2,400

Oil & Gas Services - 8.4%
Cameron International Corp. *	51,600	2,484
National-Oilwell Varco, Inc. *	53,400	3,923
Schlumberger Ltd.	55,000	5,410
Transocean, Inc.	19,308	2,764

		14,581

Pharmaceuticals - 7.9%
Express Scripts, Inc. *	45,700	3,336
Medco Health Solutions, Inc. *	21,500	2,180
Merck & Co., Inc.	95,600	5,556
Teva Pharmaceutical Industries Ltd. ADR	58,800	2,733

		13,805

Retail - 10.0%
GameStop Corp., Class A *	43,445	2,698
Gap (The), Inc.	117,900	2,509
McDonald’s Corp.	58,900	3,470
Tiffany & Co.	55,500	2,555
TJX Cos., Inc.	97,375	2,797
Wal-Mart Stores, Inc.	71,000	3,375

		17,404

Semiconductors - 5.3%
Intel Corp.	239,400	6,382
MEMC Electronic Materials, Inc. *	32,500	2,876

		9,258

EQUITY FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.7% – CONTINUED
Software - 9.4%
Adobe Systems, Inc. *	60,000	$2,564
Microsoft Corp.	269,500	9,594
Oracle Corp. *	185,700	4,193

		16,351

Telecommunications - 3.3%
Cisco Systems, Inc. *	119,400	3,232
Nokia OYJ ADR	65,800	2,526

		5,758

Total Common Stocks

(Cost $148,341)		172,225

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 0.2%
Natixis, Grand Cayman, Eurodollar Time Deposit, 3.50%, 1/2/08	$384	384

Total Short-Term Investment

(Cost $384)		384

Total Investments - 98.9%

(Cost $148,725)		172,609
Other Assets less Liabilities - 1.1%		1,852

NET ASSETS - 100.0%		$174,461

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$148,725

Gross tax appreciation of investments	$25,155
Gross tax depreciation of investments	(1,271)

Net tax appreciation of investments	$23,884

NORTHERN FUNDS QUARTERLY REPORT     2     EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  SMALL CAP GROWTH FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.8%
Aerospace/Defense - 6.0%
BE Aerospace, Inc. *	9,685	$512
Curtiss-Wright Corp.	12,370	621
Kaman Corp.	17,565	647
Orbital Sciences Corp. *	13,010	319
Teledyne Technologies, Inc. *	8,375	447
TransDigm Group, Inc. *	10,470	473
Triumph Group, Inc.	5,580	459

		3,478

Apparel - 1.6%
Gymboree Corp. *	13,010	396
Warnaco Group (The), Inc. *	15,745	548

		944

Beverages - 0.5%
Hansen Natural Corp. *	6,585	292

Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. *	5,535	415
Sequenom, Inc. *	35,265	337

		752

Chemicals - 1.5%
CF Industries Holdings, Inc.	3,740	412
Terra Industries, Inc. *	9,600	458

		870

Commercial Services - 7.0%
Bankrate, Inc. *	8,449	406
Chemed Corp.	8,770	490
DeVry, Inc.	7,340	381
FTI Consulting, Inc. *	7,705	475
HMS Holdings Corp. *	11,605	386
Interactive Data Corp.	18,175	600
Korn/Ferry International *	21,415	403
Strayer Education, Inc.	3,040	519
Team, Inc. *	11,590	424

		4,084

Computers - 5.0%
Ansoft Corp. *	10,586	274
Data Domain, Inc. *	11,666	307
IHS, Inc., Class A *	9,435	571
Jack Henry & Associates, Inc.	17,485	426
Micros Systems, Inc. *	6,500	456
Radiant Systems, Inc. *	26,361	454
Synaptics, Inc. *	10,671	439

		2,927

Cosmetics/Personal Care - 1.0%
Chattem, Inc. *	7,870	594

Distribution/Wholesale - 0.6%
LKQ Corp. *	16,020	337

Diversified Financial Services - 2.8%
GFI Group, Inc. *	5,085	487
National Financial Partners Corp.	8,850	403
Portfolio Recovery Associates, Inc.	8,185	325
World Acceptance Corp. *	15,190	410

		1,625

Electrical Components & Equipment - 1.0%
General Cable Corp. *	8,405	616

Electronics - 3.9%
Dionex Corp. *	4,555	378
FARO Technologies, Inc. *	9,825	267
Flir Systems, Inc. *	11,374	356
Mettler-Toledo International, Inc. *	3,596	409
Rofin-Sinar Technologies, Inc. *	10,041	483
Varian, Inc. *	6,032	394

		2,287

Engineering & Construction - 2.0%
Dycom Industries, Inc. *	16,865	449
EMCOR Group, Inc. *	11,280	267
URS Corp. *	8,935	485

		1,201

Entertainment - 1.7%
Bally Technologies, Inc. *	14,270	709
Vail Resorts, Inc. *	4,995	269

		978

Environmental Control - 0.5%
Calgon Carbon Corp. *	19,295	307

Food - 1.9%
Flowers Foods, Inc.	29,405	688
Hain Celestial Group, Inc. *	13,735	440

		1,128

Healthcare - Products - 5.8%
Cepheid, Inc. *	16,710	440
Hansen Medical, Inc., *	9,105	272
Hologic, Inc. *	6,798	467
EQUITY FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.8% – CONTINUED
Healthcare - Products - 5.8% – (continued)
Idexx Laboratories, Inc. *	7,151	$419
Immucor, Inc. *	11,100	377
Meridian Bioscience, Inc.	15,826	476
NuVasive, Inc. *	6,595	261
Respironics, Inc. *	7,942	520
Trans1, Inc. *	8,056	133

		3,365

Healthcare - Services - 1.4%
Pediatrix Medical Group, Inc. *	6,787	463
Sunrise Senior Living, Inc. *	12,590	386

		849

Home Furnishings - 1.1%
Tempur-Pedic International, Inc.	9,965	259
Universal Electronics, Inc. *	11,865	397

		656

Household Products/Wares - 2.0%
Fossil, Inc. *	13,625	572
Tupperware Brands Corp.	17,450	576

		1,148

Insurance - 1.1%
American Equity Investment Life Holding Co.	43,280	359
Delphi Financial Group, Inc., Class A	7,620	269

		628

Internet - 5.7%
Cogent Communications Group, Inc. *	20,282	481
DealerTrack Holdings, Inc. *	10,228	342
eResearch Technology, Inc. *	39,643	469
Global Sources Ltd. *	19,723	556
Priceline.com, Inc. *	3,185	366
Shutterfly, Inc. *	8,185	210
ValueClick, Inc. *	16,190	354
Vasco Data Security International, Inc. *	18,942	529

		3,307

Iron/Steel - 1.5%
Carpenter Technology Corp.	4,305	324
Cleveland-Cliffs, Inc.	5,500	554

		878

Leisure Time - 0.8%
WMS Industries, Inc. *	13,125	481

Lodging - 0.4%
Monarch Casino & Resort, Inc. *	8,765	211

Machinery - Diversified - 1.9%
Kadant, Inc. *	10,415	309
Middleby Corp. *	5,530	423
Wabtec Corp.	11,025	380

		1,112

Metal Fabrication/Hardware - 1.9%
Kaydon Corp.	10,300	562
RBC Bearings, Inc. *	12,395	538

		1,100

Mining - 0.5%
Century Aluminum Co. *	5,190	280

Miscellaneous Manufacturing - 0.6%
Acuity Brands, Inc.	7,400	333

Office Furnishings - 0.6%
Knoll, Inc.	20,855	343

Oil & Gas - 3.2%
Arena Resources, Inc. *	12,255	511
Atwood Oceanics, Inc. *	8,790	881
Berry Petroleum Co., Class A	10,325	459

		1,851

Oil & Gas Services - 3.8%
Cal Dive International, Inc. *	37,640	499
Dawson Geophysical Co. *	4,525	323
Exterran Holdings, Inc. *	6,115	500
Matrix Service Co. *	19,125	417
NATCO Group, Inc., Class A *	8,630	467

		2,206

Pharmaceuticals - 6.3%
Allos Therapeutics, Inc. *	40,875	257
BioMarin Pharmaceutical, Inc. *	16,525	585
Cubist Pharmaceuticals, Inc. *	16,812	345
Cypress Bioscience, Inc. *	33,746	372
Isis Pharmaceuticals, Inc. *	23,292	367
KV Pharmaceutical Co., Class A *	18,091	516
Pharmion Corp. *	9,539	600
Sciele Pharma, Inc. *	13,395	274
United Therapeutics Corp. *	3,922	383

		3,699

Real Estate Investment Trusts - 2.6%
Acadia Realty Trust	8,850	227
Alexandria Real Estate Equities, Inc.	3,120	317
Digital Realty Trust, Inc.	9,180	352
NORTHERN FUNDS QUARTERLY REPORT     2     EQUITY FUNDS

EQUTIY FUNDS
SCHEDULE OF INVESTMENTS	DECEMBER 31, 2007 (UNAUDITED)
SMALL CAP GROWTH FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.8% – CONTINUED
Real Estate Investment Trusts - 2.6% – (continued)
Nationwide Health Properties, Inc.	12,035	$378
Tanger Factory Outlet Centers, Inc.	6,975	263

		1,537

Retail - 3.2%
Aeropostale, Inc. *	22,645	600
Burger King Holdings, Inc.	18,510	528
Jos. A. Bank Clothiers, Inc. *	13,625	388
Ulta Salon Cosmetics & Fragrance, Inc. *	21,069	361

		1,877

Semiconductors - 1.4%
Monolithic Power Systems, Inc. *	17,502	376
Silicon Laboratories, Inc. *	11,295	423

		799

Software - 9.8%
Actuate Corp. *	53,327	414
Aspen Technology, Inc. *	24,341	395
Blackboard, Inc. *	8,260	333
Commvault Systems, Inc. *	12,267	260
Double-Take Software, Inc. *	12,910	280
Eclipsys Corp. *	18,580	470
FalconStor Software, Inc. *	32,585	367
Informatica Corp. *	22,987	414
Interactive Intelligence, Inc. *	14,750	389
Lawson Software, Inc. *	47,050	482
Nuance Communications, Inc. *	21,754	406
Omnicell, Inc. *	14,535	391
Phase Forward, Inc. *	12,865	280
Synchronoss Technologies, Inc. *	11,312	401
Wind River Systems, Inc. *	48,130	430

		5,712

Telecommunications - 3.9%
Anixter International, Inc. *	9,635	600
Atheros Communications, Inc. *	11,499	351
Cbeyond, Inc. *	9,466	369
Comtech Telecommunications Corp. *	9,570	517
Foundry Networks, Inc. *	26,915	472

		2,309

Total Common Stocks

(Cost $52,285)		57,101

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 5.7%
Natixis, Grand Cayman, Eurodollar Time Deposit, 3.50%, 1/2/08	$3,325	$3,325

Total Short-Term Investment

(Cost $3,325)		3,325

Total Investments - 103.5%

(Cost $55,610)		60,426
Liabilities less Other Assets - (3.5)%		(2,060)

NET ASSETS - 100.0%		$58,366

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$55,610

Gross tax appreciation of investments	$6,682
Gross tax depreciation of investments	(1,866)

Net tax appreciation of investments	$4,816

EQUITY FUNDS     3     NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  SMALL CAP VALUE FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.1%
Advertising - 0.0%
inVentiv Health, Inc. *	13,800	$427
Marchex, Inc., Class B	4,777	52

		479

Aerospace/Defense - 2.0%
Curtiss-Wright Corp.	76,300	3,830
Ducommun, Inc. *	14,336	545
Esterline Technologies Corp. *	124,763	6,456
Heico Corp.	13,860	755
Moog, Inc., Class A *	134,350	6,155
MTC Technologies, Inc. *	6,000	141
Orbital Sciences Corp. *	45,431	1,114

		18,996

Airlines - 1.1%
Republic Airways Holdings, Inc. *	48,959	959
Skywest, Inc.	347,104	9,320

		10,279

Apparel - 1.0%
Deckers Outdoor Corp. *	15,600	2,419
Kellwood Co.	23,600	393
Oxford Industries, Inc.	12,119	312
Perry Ellis International, Inc. *	4,830	74
Skechers U.S.A., Inc., Class A *	52,000	1,015
Warnaco Group (The), Inc. *	125,055	4,352
Wolverine World Wide, Inc.	22,207	544

		9,109

Auto Parts & Equipment - 0.4%
Accuride Corp. *	6,000	47
Aftermarket Technology Corp. *	80,760	2,202
ArvinMeritor, Inc.	4,900	57
Commercial Vehicle Group, Inc. *	28,331	411
Dorman Products, Inc. *	1,586	23
Modine Manufacturing Co.	64,496	1,065
Standard Motor Products, Inc.	11,209	91
Strattec Security Corp.	790	33

		3,929

Banks - 10.9%
1st Source Corp.	104,380	1,807
Alabama National Bancorp	43,466	3,382
Amcore Financial, Inc.	52,731	1,197
Ameris Bancorp	17,760	299
Bancfirst Corp.	31,144	1,335
BancorpSouth, Inc.	113,310	2,675
BancTrust Financial Group, Inc.	5,693	69
Bank Mutual Corp.	7,600	80
Banner Corp.	22,341	642
Berkshire Bancorp, Inc.	5,906	95
Boston Private Financial Holdings, Inc.	68,985	1,868
Cadence Financial Corp.	2,293	33
Capitol Bancorp Ltd.	25,804	519
Central Pacific Financial Corp.	135,660	2,504
Chemical Financial Corp.	72,113	1,716
Chittenden Corp.	21,400	762
Citizens & Northern Corp.	2,625	46
Citizens Republic Bancorp, Inc.	21,757	316
City Holding Co.	27,774	940
Community Bancorp of Nevada *	14,939	259
Community Bank System, Inc.	256,528	5,097
Community Trust Bancorp, Inc.	49,511	1,363
Eastern Virginia Bankshares, Inc.	1,300	22
Farmers Capital Bank Corp.	7,366	199
Financial Institutions, Inc.	2,707	48
First Citizens BancShares, Inc. of North Carolina, Class A	26,880	3,920
First Commonwealth Financial Corp.	294,617	3,138
First Community Bancorp, Inc. of California	74,276	3,063
First Community Bancshares, Inc. of Virginia	34,822	1,110
First Financial Corp. of Indiana	65,354	1,852
First Indiana Corp.	38,680	1,238
First M & F Corp.	17,077	270
First Merchants Corp.	77,201	1,686
First State Bancorporation of New Mexico	63,123	877
First United Corp.	300	6
Firstbank Corp. of Michigan	1,300	18
FirstMerit Corp.	175,300	3,508
FNB Corp. of Pennsylvania	29,300	431
FNB Corp. of Virginia	7,297	170
Hanmi Financial Corp.	26,336	227
Harleysville National Corp.	56,511	823
IBERIABANK Corp.	19,605	917
International Bancshares Corp.	75,775	1,587
Intervest Bancshares Corp.	10,405	179
Lakeland Bancorp, Inc.	49,527	574
Macatawa Bank Corp.	19,243	165
MainSource Financial Group, Inc.	25,705	400
EQUITY FUNDS     1      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.1% – CONTINUED
Banks - 10.9% – (continued)
MB Financial, Inc.	67,583	$2,084
National Penn Bancshares, Inc.	129,202	1,956
Old National Bancorp of Indiana	174,434	2,610
Park National Corp.	13,300	858
Peoples Bancorp, Inc. of Ohio	31,279	779
Prosperity Bancshares, Inc.	76,526	2,249
Provident Bankshares Corp.	61,054	1,306
Renasant Corp.	28,063	605
Republic Bancorp, Inc. of Kentucky, Class A	66,970	1,107
Royal Bancshares of Pennsylvania, Inc., Class A	13,471	148
S & T Bancorp, Inc.	35,900	992
Security Bank Corp. of Georgia	10,426	95
Simmons First National Corp., Class A	76,295	2,022
Southwest Bancorp, Inc. of Oklahoma	31,054	569
Sterling Financial Corp. of Pennsylvania	51,396	844
Sterling Financial Corp. of Washington	187,157	3,142
Sun Bancorp, Inc. of New Jersey *	9,086	143
Susquehanna Bancshares, Inc.	166,790	3,076
Taylor Capital Group, Inc.	15,996	326
Trustmark Corp.	100,400	2,546
UCBH Holdings, Inc.	81,300	1,151
UMB Financial Corp.	139,956	5,369
Umpqua Holdings Corp.	249,745	3,831
Union Bankshares Corp. of Virginia	22,733	481
United Bankshares, Inc.	49,950	1,400
Univest Corp. of Pennsylvania	58,979	1,245
Virginia Financial Group, Inc.	11,623	173
Webster Financial Corp.	62,087	1,985
WesBanco, Inc.	84,985	1,751
Wintrust Financial Corp.	76,434	2,532
Yadkin Valley Financial Corp.	700	11

		100,818

Beverages - 0.4%
PepsiAmericas, Inc.	98,410	3,279

Biotechnology - 0.3%
Bio-Rad Laboratories, Inc., Class A *	26,291	2,724
Harvard Bioscience, Inc. *	700	3

		2,727

Building Materials - 0.8%
Comfort Systems USA, Inc.	17,400	222
Gibraltar Industries, Inc.	85,768	1,323
LSI Industries, Inc.	68,273	1,243
NCI Building Systems, Inc. *	66,799	1,923
Simpson Manufacturing Co., Inc.	40,500	1,077
Universal Forest Products, Inc.	58,568	1,725

		7,513

Chemicals - 3.7%
Aceto Corp.	2,180	17
Arch Chemicals, Inc.	109,771	4,034
Cytec Industries, Inc.	42,947	2,645
Fuller (H.B.) Co.	202,996	4,557
Minerals Technologies, Inc.	94,172	6,305
NewMarket Corp.	25,235	1,405
NL Industries, Inc.	16,068	184
Schulman (A.), Inc.	105,858	2,281
Sensient Technologies Corp.	178,007	5,034
Spartech Corp.	42,600	601
Terra Industries, Inc. *	115,100	5,497
Westlake Chemical Corp.	69,512	1,320

		33,880

Commercial Services - 2.9%
ABM Industries, Inc.	29,800	608
Albany Molecular Research, Inc. *	3,300	48
Carriage Services, Inc. *	6,120	54
CBIZ, Inc. *	286,205	2,808
Coinstar, Inc. *	39,100	1,101
Consolidated Graphics, Inc. *	7,700	368
Cross Country Healthcare, Inc. *	114,975	1,637
Dollar Thrifty Automotive Group *	43,600	1,032
Electro Rent Corp.	47,739	709
Exponent, Inc. *	16,008	433
First Advantage Corp., Class A *	13,889	229
First Consulting Group, Inc. *	2,526	33
ICT Group, Inc. *	18,328	219
Intersections, Inc. *	800	7
Kelly Services, Inc., Class A	46,788	873
MAXIMUS, Inc.	14,895	575
MPS Group, Inc. *	689,129	7,539
On Assignment, Inc. *	26,982	189
PeopleSupport, Inc. *	31,316	428
Providence Service (The) Corp. *	12,400	349
Rent-A-Center, Inc. *	117,989	1,713
Stewart Enterprises, Inc., Class A	292,621	2,604
NORTHERN FUNDS QUARTERLY REPORT     2      EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  SMALL CAP VALUE FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.1% – CONTINUED
Commercial Services - 2.9% – (continued)
TeleTech Holdings, Inc. *	22,863	$486
United Rentals, Inc. *	68,700	1,261
Viad Corp.	38,136	1,204
Volt Information Sciences, Inc. *	7,967	146

		26,653

Computers - 1.9%
Agilysys, Inc.	30,604	463
CACI International, Inc., Class A *	41,200	1,844
CIBER, Inc. *	133,635	816
Dynamics Research Corp. *	700	7
Hutchinson Technology, Inc. *	36,242	954
Imation Corp.	78,951	1,658
Integral Systems, Inc. of Maryland	9,971	232
MTS Systems Corp.	23,215	991
Ness Technologies, Inc. *	47,261	436
Netscout Systems, Inc. *	5,300	68
Palm, Inc.	311,794	1,977
Perot Systems Corp., Class A *	507,934	6,857
SI International, Inc. *	45,464	1,249
TechTeam Global, Inc. *	2,200	28

		17,580

Cosmetics/Personal Care - 0.2%
Alberto-Culver Co.	93,015	2,283

Distribution/Wholesale - 0.8%
BlueLinx Holdings, Inc.	3,513	14
Brightpoint, Inc. *	51,062	784
Central European Distribution Corp. *	16,600	964
Core-Mark Holding Co., Inc. *	3,909	112
Owens & Minor, Inc.	46,600	1,977
United Stationers, Inc. *	75,000	3,466

		7,317

Diversified Financial Services - 0.8%
AmeriCredit Corp. *	69,551	889
CompuCredit Corp. *	59,055	589
Credit Acceptance Corp. *	43,788	905
Federal Agricultural Mortgage Corp., Class C	24,205	637
Financial Federal Corp.	74,861	1,669
Ocwen Financial Corp. *	219,274	1,215
Stifel Financial Corp. *	12,800	673
SWS Group, Inc.	47,482	602

		7,179

Electric - 2.3%
Avista Corp.	26,764	576
Central Vermont Public Service Corp.	16,000	493
CH Energy Group, Inc.	24,869	1,108
Empire District Electric (The) Co.	33,123	755
Idacorp, Inc.	70,693	2,490
MGE Energy, Inc.	14,263	506
Otter Tail Corp.	63,581	2,200
PNM Resources, Inc.	42,095	903
UIL Holdings Corp.	112,815	4,169
Unisource Energy Corp.	129,900	4,098
Westar Energy, Inc.	163,300	4,236

		21,534

Electrical Components & Equipment - 0.7%
Belden, Inc.	33,000	1,468
Encore Wire Corp.	117,038	1,863
Greatbatch, Inc. *	50,000	1,000
Littelfuse, Inc. *	16,800	554
Molex, Inc., Class A	48,376	1,271

		6,156

Electronics - 4.1%
Analogic Corp.	44,389	3,006
AVX Corp.	101,712	1,365
Axsys Technologies, Inc. *	3,432	126
Bel Fuse, Inc., Class B	36,646	1,073
Brady Corp., Class A	48,300	1,695
Checkpoint Systems, Inc. *	99,145	2,576
Coherent, Inc. *	18,205	456
CTS Corp.	221,373	2,198
Cymer, Inc. *	70,000	2,725
Electro Scientific Industries, Inc. *	147,448	2,927
Excel Technology, Inc. *	37,657	1,021
FEI Co. *	36,579	908
Keithley Instruments, Inc.	1,600	15
Kemet Corp. *	24,593	163
Multi-Fineline Electronix, Inc. *	29,698	515
Newport Corp. *	54,089	692
Park Electrochemical Corp.	38,824	1,096
PerkinElmer, Inc.	55,662	1,448
Plexus Corp. *	56,268	1,478
Rofin-Sinar Technologies, Inc. *	47,692	2,294
Rogers Corp. *	21,465	931
Spectrum Control, Inc. *	3,755	58
EQUITY FUNDS     3      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.1% – CONTINUED
Electronics - 4.1% – (continued)
Stoneridge, Inc. *	35,964	$289
Technitrol, Inc.	14,806	423
TTM Technologies, Inc. *	206,170	2,404
Varian, Inc. *	25,800	1,685
Watts Water Technologies, Inc., Class A	146,228	4,358
Zygo Corp. *	22,972	286

		38,211

Engineering & Construction - 0.5%
Dycom Industries, Inc. *	43,190	1,151
EMCOR Group, Inc. *	67,108	1,586
Insituform Technologies, Inc., Class A *	5,451	80
URS Corp. *	31,323	1,702

		4,519

Entertainment - 1.2%
Bluegreen Corp. *	57,712	415
Churchill Downs, Inc.	63,398	3,422
Pinnacle Entertainment, Inc. *	168,182	3,962
Speedway Motorsports, Inc.	100,743	3,131

		10,930

Environmental Control - 0.2%
Metal Management, Inc.	35,600	1,621
Waste Industries USA, Inc.	15,992	580

		2,201

Food - 2.7%
Flowers Foods, Inc.	152,812	3,577
Hain Celestial Group, Inc. *	155,800	4,986
Imperial Sugar Co.	18,207	342
Lance, Inc.	49,863	1,018
Nash Finch Co.	6,179	218
Performance Food Group Co. *	75,060	2,017
Ralcorp Holdings, Inc. *	25,857	1,572
Ruddick Corp.	214,259	7,428
Weis Markets, Inc.	102,795	4,106

		25,264

Forest Products & Paper - 0.4%
Mercer International, Inc. *	56,979	446
Potlatch Corp.	48,969	2,176
Rock-Tenn Co., Class A	31,886	811

		3,433

Gas - 2.2%
Laclede Group (The), Inc.	33,441	1,145
Northwest Natural Gas Co.	71,367	3,473
Piedmont Natural Gas Co., Inc.	90,500	2,367
South Jersey Industries, Inc.	92,072	3,323
Southwest Gas Corp.	132,791	3,953
Vectren Corp.	47,100	1,366
WGL Holdings, Inc.	152,800	5,006

		20,633

Hand/Machine Tools - 0.9%
Hardinge, Inc.	1,273	21
Regal-Beloit Corp.	178,335	8,016

		8,037

Healthcare - Products - 1.2%
Atrion Corp.	395	50
Candela Corp. *	2,900	16
Cantel Medical Corp. *	10,000	146
Conmed Corp. *	108,357	2,504
Cooper Cos., Inc.	21,608	821
Datascope Corp.	50,425	1,835
E-Z-Em-Inc. *	4,400	91
Exactech, Inc. *	1,900	39
Haemonetics Corp. of Massachusetts *	6,500	410
Home Diagnostics, Inc. *	1,500	12
ICU Medical, Inc. *	4,100	148
Merit Medical Systems, Inc. *	31,168	433
OraSure Technologies, Inc. *	11,200	100
Osteotech, Inc. *	2,018	16
PSS World Medical, Inc. *	6,954	136
Somanetics Corp. *	300	7
STERIS Corp.	75,300	2,172
Symmetry Medical, Inc. *	34,100	594
Thoratec Corp. *	12,600	229
Utah Medical Products, Inc.	700	21
Vital Signs, Inc.	14,200	726
Wright Medical Group, Inc. *	8,500	248
Young Innovations, Inc.	2,200	53
Zoll Medical Corp. *	5,377	144

		10,951

Healthcare - Services - 3.5%
Amedisys, Inc. *	30,600	1,485
AMERIGROUP Corp. *	192,500	7,017
Amsurg Corp. *	47,058	1,273
Apria Healthcare Group, Inc. *	58,300	1,258
NORTHERN FUNDS QUARTERLY REPORT     4      EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  SMALL CAP VALUE FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.1% – CONTINUED
Healthcare - Services - 3.5% – (continued)
Centene Corp. *	9,600	$263
Continucare Corp. *	10,690	29
Gentiva Health Services, Inc. *	13,966	266
Kindred Healthcare, Inc. *	106,600	2,663
LifePoint Hospitals, Inc. *	150,156	4,466
Magellan Health Services, Inc. *	140,100	6,533
Matria Healthcare, Inc. *	29,519	702
Medcath Corp. *	6,500	160
Molina Healthcare, Inc. *	34,600	1,339
National Healthcare Corp.	14,052	726
NovaMed, Inc. *	4,100	17
Odyssey HealthCare, Inc. *	49,209	544
Res-Care, Inc. *	93,960	2,364
U.S. Physical Therapy, Inc. *	3,900	56
Universal Health Services, Inc., Class B	20,300	1,039

		32,200

Home Builders - 0.1%
Monaco Coach Corp.	15,258	136
Skyline Corp.	26,613	781

		917

Home Furnishings - 0.1%
Ethan Allen Interiors, Inc.	40,300	1,148
Stanley Furniture Co., Inc.	3,737	45

		1,193

Household Products/Wares - 0.5%
American Greetings Corp., Class A	73,009	1,482
Blyth, Inc.	76,588	1,680
Central Garden and Pet Co. *	6,767	39
Ennis, Inc.	105,874	1,906

		5,107

Insurance - 8.4%
Alfa Corp.	164,483	3,564
Alleghany Corp. *	6,389	2,568
American Equity Investment Life Holding Co.	28,400	235
American Physicians Capital, Inc.	21,643	897
Argo Group International Holdings Ltd. *	32,245	1,359
CNA Surety Corp. *	96,061	1,901
Commerce Group, Inc.	176,157	6,338
Donegal Group, Inc., Class A	50,165	861
EMC Insurance Group, Inc.	28,585	677
FBL Financial Group, Inc., Class A	57,132	1,973
FPIC Insurance Group, Inc. *	32,843	1,412
Hanover Insurance Group (The), Inc.	43,356	1,986
Harleysville Group, Inc.	83,563	2,956
Horace Mann Educators Corp.	153,925	2,915
Independence Holding Co.	20,304	257
Infinity Property & Casualty Corp.	45,477	1,643
LandAmerica Financial Group, Inc.	27,423	917
Meadowbrook Insurance Group, Inc. *	54,804	516
Midland (The) Co.	61,050	3,949
Navigators Group, Inc. *	44,469	2,891
NYMAGIC, Inc.	5,409	125
ProAssurance Corp. *	129,075	7,089
RLI Corp.	128,700	7,309
Safety Insurance Group, Inc.	53,043	1,942
SeaBright Insurance Holdings, Inc. *	32,520	490
Selective Insurance Group, Inc.	361,558	8,312
State Auto Financial Corp.	97,470	2,564
Stewart Information Services Corp.	59,505	1,553
United America Indemnity Ltd., Class A *	47,667	950
United Fire & Casualty Co.	61,433	1,787
Unitrin, Inc.	42,636	2,046
Universal American Financial Corp. *	35,587	911
Zenith National Insurance Corp.	69,200	3,095

		77,988

Internet - 1.7%
AsiaInfo Holdings, Inc. *	14,080	155
Avocent Corp. *	69,859	1,628
Cybersource Corp. *	15,210	270
Harris Interactive, Inc. *	359,049	1,530
iPass, Inc. *	20,466	83
RealNetworks, Inc. *	212,196	1,292
TIBCO Software, Inc. *	1,129,793	9,118
United Online, Inc.	41,100	486
Vignette Corp. *	57,842	845

		15,407

Investment Companies - 0.2%
MCG Capital Corp.	178,351	2,067

Iron/Steel - 0.1%
Schnitzer Steel Industries, Inc., Class A	20,454	1,414

Leisure Time - 0.3%
Brunswick Corp.	103,684	1,768
Callaway Golf Co.	77,600	1,352
EQUITY FUNDS     5      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.1% – CONTINUED
Leisure Time - 0.3% – (continued)
Escalade, Inc.	2,400	$22

		3,142

Lodging - 0.2%
Interstate Hotels & Resorts, Inc. *	7,325	29
Marcus Corp.	111,888	1,729

		1,758

Machinery - Diversified - 1.6%
Albany International Corp., Class A	51,636	1,916
Briggs & Stratton Corp.	80,260	1,819
Cascade Corp.	33,401	1,552
Cognex Corp.	33,069	666
Gehl Co. *	9,419	151
Gerber Scientific, Inc. *	19,700	213
NACCO Industries, Inc., Class A	22,463	2,239
Sauer-Danfoss, Inc.	211,685	5,303
Tennant Co.	21,600	956

		14,815

Media - 0.9%
American Satellite Network *	255	—
Belo Corp., Class A	193,469	3,374
Entercom Communications Corp., Class A	26,939	369
Hearst-Argyle Television, Inc.	58,908	1,303
Journal Communications, Inc., Class A	165,821	1,482
Playboy Enterprises, Inc., Class B *	11,745	107
Scholastic Corp. *	54,775	1,911

		8,546

Metal Fabrication/Hardware - 2.0%
CIRCOR International, Inc.	70,811	3,283
Lawson Products, Inc.	21,545	817
Mueller Industries, Inc.	25,913	751
NN, Inc.	10,970	103
Quanex Corp.	129,158	6,703
Worthington Industries, Inc.	365,582	6,537

		18,194

Mining - 0.2%
Coeur D’alene Mines Corp. *	436,741	2,157

Miscellaneous Manufacturing - 2.3%
Ameron International Corp.	45,605	4,202
Aptargroup, Inc.	124,800	5,106
Barnes Group, Inc.	18,300	611
ESCO Technologies, Inc. *	23,518	939
Federal Signal Corp.	83,093	932
Griffon Corp. *	29,338	365
Lancaster Colony Corp.	14,800	588
Myers Industries, Inc.	92,099	1,333
Park-Ohio Holdings Corp. *	3,549	89
Smith (A.O.) Corp.	181,423	6,359
Standex International Corp.	53,910	941

		21,465

Oil & Gas - 4.2%
Bill Barrett Corp. *	84,006	3,517
Bois d’Arc Energy, Inc. *	5,163	103
Brigham Exploration Co. *	62,900	473
Callon Petroleum Co. *	20,087	331
Comstock Resources, Inc. *	54,741	1,861
Encore Acquisition Co. *	178,337	5,951
Forest Oil Corp. *	149,865	7,619
Grey Wolf, Inc. *	291,728	1,555
Petrohawk Energy Corp. *	283,889	4,914
Plains Exploration & Production Co. *	32,407	1,750
Sunsco Logistics Partners L.P.	20,600	1,034
Swift Energy Co. *	135,955	5,986
Whiting Petroleum Corp. *	73,938	4,263

		39,357

Oil & Gas Services - 2.3%
Allis-Chalmers Energy, Inc. *	57,039	841
Cal Dive International, Inc. *	18,500	245
Exterran Holdings, Inc. *	46,800	3,828
Gulf Island Fabrication, Inc.	8,100	257
Hornbeck Offshore Services, Inc. *	79,151	3,558
Natural Gas Services Group, Inc. *	6,609	130
Oil States International, Inc. *	265,742	9,067
SEACOR Holdings, Inc. *	22,294	2,067
Trico Marine Services, Inc. *	25,841	957

		20,950

Packaging & Containers - 0.6%
Greif, Inc., Class A	84,234	5,506

Pharmaceuticals - 1.7%
Alpharma, Inc., Class A *	138,700	2,795
Bradley Pharmaceuticals, Inc. *	33,300	656
Neogen Corp. *	5,967	158
Nutraceutical International Corp. *	31,156	413
Omega Protein Corp. *	3,955	37
NORTHERN FUNDS QUARTERLY REPORT     6      EQUITY FUNDS

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  SMALL CAP VALUE FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.1% – CONTINUED
Pharmaceuticals - 1.7% – (continued)
Perrigo Co.	224,412	$7,857
PharMerica Corp. *	39,018	542
Salix Pharmaceuticals Ltd. *	47,000	370
Sciele Pharma, Inc. *	49,349	1,009
Theragenics Corp. *	3,200	11
Viropharma, Inc. *	194,696	1,546

		15,394

Pipelines - 0.1%
Enbridge Energy Management	127,918	—
Enbridge Energy Management LLC *	5,012	262
Kinder Morgan Management LLC (Fractional Shares)	15,666	—
TC Pipelines LP	6,398	232

		494

Real Estate - 0.2%
Avatar Holdings, Inc. *	12,570	526
Stratus Properties, Inc. *	9,882	335
W.P. Carey & Co. LLC	28,900	960

		1,821

Real Estate Investment Trusts - 5.3%
Acadia Realty Trust	24,523	628
American Land Lease, Inc.	26,088	517
Anthracite Capital, Inc.	254,259	1,841
BioMed Realty Trust, Inc.	149,805	3,471
BRT Realty Trust	16,263	249
Capital Trust, Inc. of New York, Class A	50,951	1,562
Cedar Shopping Centers, Inc.	141,200	1,444
EastGroup Properties, Inc.	28,765	1,204
Entertainment Properties Trust	63,601	2,989
First Potomac Realty Trust	82,900	1,433
Gramercy Capital Corp. of New York	22,000	535
Home Properties, Inc.	30,700	1,377
Inland Real Estate Corp.	76,100	1,078
Investors Real Estate Trust	47,936	430
LTC Properties, Inc.	105,592	2,645
National Health Investors, Inc.	95,251	2,658
National Retail Properties, Inc.	151,927	3,552
NorthStar Realty Finance Corp.	100,128	893
One Liberty Properties, Inc.	4,200	77
Parkway Properties, Inc. of Maryland	33,742	1,248
Pennsylvania Real Estate Investment Trust	89,900	2,668
Ramco-Gershenson Properties	19,981	427
Realty Income Corp.	188,900	5,104
Redwood Trust, Inc.	81,571	2,793
Senior Housing Properties Trust	182,340	4,136
Sovran Self Storage, Inc.	54,990	2,205
Universal Health Realty Income Trust	46,976	1,665
Winthrop Realty Trust	99,900	528

		49,357

Retail - 5.3%
AC Moore Arts & Crafts, Inc. *	11,720	161
Asbury Automotive Group, Inc.	78,820	1,186
Bob Evans Farms, Inc.	79,916	2,152
Brown Shoe Co., Inc.	77,483	1,175
Buckle (The), Inc.	53,534	1,767
Cabela’s, Inc. *	93,773	1,413
Cash America International, Inc.	79,583	2,571
CBRL Group, Inc.	45,700	1,480
Charlotte Russe Holding, Inc. *	73,339	1,184
Charming Shoppes, Inc. *	187,979	1,017
Fred’s, Inc. Class A	107,755	1,038
Frisch’s Restaurants, Inc.	700	16
Group 1 Automotive, Inc.	13,383	318
Insight Enterprises, Inc. *	135,083	2,464
Kenneth Cole Productions, Inc., Class A	33,352	583
Landry’s Restaurants, Inc.	100,123	1,973
Longs Drug Stores Corp.	28,300	1,330
Luby’s, Inc. *	105,193	1,069
MarineMax, Inc. *	75,123	1,164
Men’s Wearhouse, Inc.	26,301	710
Movado Group, Inc.	42,599	1,077
O’Charleys, Inc.	26,079	391
Pantry (The), Inc. *	43,792	1,144
PC Connection, Inc. *	41,065	466
Penske Auto Group, Inc.	290,143	5,066
Regis Corp.	161,223	4,508
Rush Enterprises, Inc., Class A *	29,043	528
Sonic Automotive, Inc., Class A	64,648	1,252
Stage Stores, Inc.	229,272	3,393
Steak n Shake (The) Co. *	85,017	927
Systemax, Inc.	74,529	1,515
Talbots, Inc.	84,701	1,001
Zale Corp. *	194,642	3,126
EQUITY FUNDS     7      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.1% – CONTINUED
Retail - 5.3% – (continued)
Zones, Inc. *	1,400	$15

		49,180

Savings & Loans - 1.7%
Anchor BanCorp Wisconsin, Inc.	27,200	640
Citizens First Bancorp, Inc.	4,688	57
Dime Community Bancshares	68,256	872
Downey Financial Corp.	64,794	2,016
First Defiance Financial Corp.	22,225	489
First Place Financial Corp. of Ohio	32,392	453
FirstFed Financial Corp. *	132,140	4,733
Flushing Financial Corp.	70,533	1,132
HMN Financial, Inc.	112	3
Parkvale Financial Corp.	900	25
PFF Bancorp, Inc.	24,470	295
Provident Financial Holdings, Inc.	6,138	101
Provident New York Bancorp	20,073	259
TierOne Corp.	37,221	824
United Community Financial Corp. of Ohio	107,622	594
Washington Federal, Inc.	135,897	2,869
Willow Grove Bancorp, Inc.	3,199	27

		15,389

Semiconductors - 2.9%
Actel Corp. *	35,900	490
ATMI, Inc. *	17,000	548
Axcelis Technologies, Inc. *	131,344	604
Brooks Automation, Inc. *	88,538	1,170
Cabot Microelectronics Corp. *	4,780	172
Cohu, Inc.	36,000	551
Cree, Inc. *	129,088	3,546
DSP Group, Inc. *	78,930	963
Emulex Corp. *	119,300	1,947
Entegris, Inc. *	192,226	1,659
Fairchild Semiconductor International, Inc. *	87,966	1,269
International Rectifier Corp. *	46,350	1,575
Lattice Semiconductor Corp. *	103,800	337
Mattson Technology, Inc. *	156,152	1,337
MKS Instruments, Inc. *	294,475	5,636
Omnivision Technologies, Inc. *	24,000	376
Pericom Semiconductor Corp. *	3,031	57
Photronics, Inc. *	23,600	294
Rudolph Technologies, Inc. *	8,786	100
Semitool, Inc. *	26,378	229
Silicon Image, Inc. *	79,400	359
Standard Microsystems Corp. *	56,080	2,191
TriQuint Semiconductor, Inc. *	177,564	1,177
Veeco Instruments, Inc. *	43,437	725
White Electronic Designs Corp. *	881	4

		27,316

Software - 1.5%
Captaris, Inc. *	1,116	5
Digi International, Inc. *	46,533	660
EPIQ Systems, Inc. *	106,923	1,861
JDA Software Group, Inc. *	117,662	2,407
Lawson Software, Inc. *	469,600	4,809
Mantech International Corp., Class A *	14,800	649
MSC.Software Corp. *	15,300	199
Packeteer, Inc. *	47,950	295
Quest Software, Inc. *	86,800	1,601
Schawk, Inc.	45,045	699
SYNNEX Corp. *	16,900	331

		13,516

Telecommunications - 2.6%
Anaren, Inc. *	29,996	495
Arris Group, Inc. *	78,823	787
Atlantic Tele-Network, Inc.	12,924	436
Black Box Corp.	26,000	940
EMS Technologies, Inc. *	28,629	866
Foundry Networks, Inc. *	172,200	3,017
Golden Telecom, Inc. *	97,789	9,872
Hypercom Corp. *	63,599	317
Iowa Telecommunications Services, Inc.	16,344	266
Oplink Communications, Inc. *	27,238	418
Premiere Global Services, Inc. *	174,822	2,596
Radyne Corp. *	6,200	57
RF Micro Devices, Inc. *	239,713	1,369
SureWest Communications	17,966	307
Symmetricom, Inc. *	20,300	96
Syniverse Holdings, Inc. *	103,558	1,613
Tekelec *	50,795	635
USA Mobility, Inc. *	35,262	504

		24,591

NORTHERN FUNDS QUARTERLY REPORT     8      EQUITY FUNDS

DECEMBER 31, 2007 (UNAUDITED)
EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  SMALL CAP VALUE FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.1% – CONTINUED
Textiles - 0.7%
G&K Services, Inc., Class A	93,850	$3,521
Unifirst Corp. of Massachusetts	83,934	3,190

		6,711

Toys, Games & Hobbies - 0.6%
Jakks Pacific, Inc. *	87,975	2,077
RC2 Corp. *	111,382	3,127

		5,204

Transportation - 1.6%
Alexander & Baldwin, Inc.	32,300	1,668
Arkansas Best Corp.	89,013	1,953
Frozen Food Express Industries, Inc.	2,900	17
Genesee & Wyoming, Inc., Class A *	92,871	2,245
Gulfmark Offshore, Inc. *	54,599	2,555
Marten Transport Ltd. *	50,948	711
P.A.M. Transportation Services, Inc. *	4,900	76
Saia, Inc. *	45,310	602
USA Truck, Inc. *	4,400	68
Werner Enterprises, Inc.	302,457	5,151

		15,046

Trucking & Leasing - 0.1%
Greenbrier Cos., Inc.	22,274	496

Total Common Stocks

(Cost $893,930)		900,588

OTHER - 0.0%
Escrow DLB Oil & Gas *	2,100	—

Total Other

(Cost $-)		—

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 2.6% – CONTINUED
Natixis, Grand Cayman, Eurodollar Time Deposit, 3.50%, 1/2/08	$21,121	$21,121
U.S. Treasury Bill, (1) 4.60%, 1/17/08	3,130	3,124

Total Short-Term Investments

(Cost $24,245)		24,245

Total Investments - 99.7%

(Cost $918,175)		924,833
Other Assets less Liabilities - 0.3%		2,649

NET ASSETS - 100.0%		$927,482

(1)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At December 31, 2007, the Small Cap Value Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	GAIN (LOSS)
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)
Russell Mini 2000	194	14,981	Long	3/08	$(117)

S&P 500	170	12,556	Long	3/08	268

Total					$151
Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$918,175

Gross tax appreciation of investments	$106,468
Gross tax depreciation of investments	(99,810)

Net tax appreciation of investments	$6,658

EQUITY FUNDS     9      NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
  SCHEDULE OF INVESTMENTS
  TECHNOLOGY FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.9%
Aerospace/Defense - 6.6%
Goodrich Corp.	41,015	$2,896
Lockheed Martin Corp.	34,393	3,620
Raytheon Co.	47,034	2,855

		9,371

Biotechnology - 1.8%
Biogen Idec, Inc. *	46,096	2,624

Commercial Services - 2.6%
Accenture Ltd., Class A	102,341	3,687

Computers - 24.4%
Apple, Inc. *	34,880	6,909
Cadence Design Systems, Inc. *	171,955	2,925
Data Domain, Inc. *	33,726	888
Dell, Inc. *	112,147	2,749
DST Systems, Inc. *	31,475	2,598
EMC Corp. of Massachusetts *	127,362	2,360
Hewlett-Packard Co.	105,080	5,305
IBM Corp.	41,718	4,510
Manhattan Associates, Inc. *	55,321	1,458
Micros Systems, Inc. *	17,972	1,261
Palm, Inc.	91,332	579
Research In Motion Ltd. *	13,836	1,569
Synaptics, Inc. *	41,623	1,713

		34,824

Electronics - 1.3%
Waters Corp. *	22,487	1,778

Energy - Alternate Sources - 1.4%
JA Solar Holdings Co Ltd. ADR *	28,596	1,996

Healthcare - Products - 1.8%
Alcon, Inc.	12,319	1,762
Hansen Medical, Inc., *	28,945	867

		2,629

Internet - 7.3%
eBay, Inc. *	99,890	3,315
McAfee, Inc. *	67,800	2,543
Vasco Data Security International, Inc. *	89,100	2,488
VeriSign, Inc. *	54,643	2,055

		10,401

Pharmaceuticals - 3.8%
Cypress Bioscience, Inc. *	172,857	1,907
Isis Pharmaceuticals, Inc. *	82,985	1,307
Pharmion Corp. *	35,027	2,202

		5,416

Semiconductors - 13.3%
ARM Holdings PLC ADR	352,448	2,608
ASML Holding NV (Registered) *	51,056	1,597
Cypress Semiconductor Corp. *	71,838	2,588
Emulex Corp. *	125,769	2,053
Intel Corp.	98,233	2,619
MEMC Electronic Materials, Inc. *	17,930	1,587
Tessera Technologies, Inc. *	48,266	2,008
Texas Instruments, Inc.	58,247	1,945
Verigy Ltd. *	73,203	1,989

		18,994

Software - 21.2%
Activision, Inc. *	103,911	3,086
Adobe Systems, Inc. *	59,794	2,555
Autodesk, Inc. *	60,656	3,018
Citrix Systems, Inc. *	77,674	2,952
Double-Take Software, Inc. *	67,717	1,471
FalconStor Software, Inc. *	122,847	1,383
Lawson Software, Inc. *	210,382	2,154
Microsoft Corp.	148,380	5,282
Nuance Communications, Inc. *	74,122	1,385
Oracle Corp. *	214,196	4,837
VMware, Inc. Class A *	10,000	850
Wind River Systems, Inc. *	134,904	1,205

		30,178

Telecommunications - 13.4%
Cisco Systems, Inc. *	200,924	5,439
Foundry Networks, Inc. *	83,476	1,462
Juniper Networks, Inc. *	70,937	2,355
Nokia OYJ ADR	155,839	5,983
QUALCOMM, Inc.	69,751	2,745
Starent Networks Corp. *	58,126	1,061

		19,045

Total Common Stocks

(Cost $116,611)		140,943
EQUITY FUNDS     1      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 1.3%
Natixis,Grand Cayman, Eurodollar Time Deposit, 3.50%, 1/2/08	$1,889	$1,889

Total Short-Term Investment

(Cost $1,889)		1,889

Total Investments - 100.2%

(Cost $118,500)		142,832
Liabilities less Other Assets - (0.2)%		(310)

NET ASSETS - 100.0%		$142,522

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$118,500

Gross tax appreciation of investments	$26,914
Gross tax depreciation of investments	(2,582)

Net tax appreciation of investments	$24,332

NORTHERN FUNDS QUARTERLY REPORT      2       EQUITY FUNDS

EQUITY INDEX FUNDS
  SCHEDULE OF INVESTMENTS
  GLOBAL REAL ESTATE INDEX FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS – 100.9%
Australia - 12.3%
Abacus Property Group NPV	774,698	$1,185
Australand Property Group	559,459	1,135
Babcock & Brown Japan Property Trust	632,864	774
Bunnings Warehouse Property Trust	363,797	747
Centro Properties Group	1,043,743	918
Centro Retail Group	2,759,418	2,291
CFS Retail Property Trust	2,023,252	4,145
Commonwealth Property Office Fund	1,948,750	2,649
DB RREEF Trust	3,538,661	6,190
FKP Property Group	314,801	1,748
GPT Group	2,494,392	8,806
ING Industrial Fund	1,348,021	2,996
ING Office Fund	1,518,841	2,151
Macquarie CountryWide Trust	1,611,583	2,326
Macquarie DDR Trust	1,121,751	760
Macquarie Goodman Group	2,066,512	8,893
Macquarie Office Trust	2,449,106	3,016
Mirvac Group	1,240,109	6,520
Stockland	1,750,533	12,885
Sunland Group Ltd.	288,359	1,131
Tishman Speyer Office Fund	413,985	588
Valad Property Group	1,837,174	2,071
Westfield Group	2,325,195	42,604

		116,529

Austria - 1.1%
CA Immobilien Anlagen A.G. *	107,767	2,395
Conwert Immobilien Invest A.G. *	105,420	1,859
IMMOFINANZ A.G.	566,875	5,713
Sparkassen Immobilien A.G. *	84,124	950

		10,917

Belgium - 0.5%
Befimmo SCA Sicafi	15,761	1,672
Cofinimmo S.A.	9,627	1,808
Intervest Offices	8,572	372
Leasinvest Real Estate SCA	2,089	205
Warehouses De Pauw SCA	7,778	517
Wereldhave Belgium N.V.	2,574	189

		4,763

Bermuda - 0.3%
Orient-Express Hotels Ltd.	50,723	2,918

Canada - 3.4%
Allied Properties Real Estate Investment Trust	30,078	632
Boardwalk Real Estate Investment Trust	62,365	2,815
Brookfield Properties Corp.	359,228	6,996
Calloway Real Estate Investment Trust	91,798	2,278
Canadian Apartment Properties Real Estate Investment Trust	80,120	1,301
Canadian Real Estate Investment Trust	72,900	2,141
Chartwell Seniors Housing Real Estate Investment Trust	113,100	1,301
Cominar Real Estate Investment Trust	54,443	1,125
Dundee Real Estate Investment Trust	20,407	697
Extendicare Real Estate Investment Trust	74,609	944
H&R Real Estate Investment Trust	161,561	3,248
InnVest Real Estate Investment Trust	89,600	975
Morguard Real Estate Investment Trust	53,400	701
Northern Property Real Estate Investment Trust	27,800	630
Primaris Retail Real Estate Investment Trust	74,492	1,381
RioCan Real Estate Investment Trust	251,683	5,565

		32,730

Denmark - 0.0%
TK Development *	34,635	489

Finland - 0.3%
Citycon OYJ	203,541	1,081
Sponda OYJ	102,627	1,220
Technopolis PLC	54,475	459

		2,760

France - 3.8%
Acanthe Developpement S.A.	57,271	209
Affine S.A.	4,975	272
Fonciere Des Regions	25,094	3,159
Gecina S.A.	15,023	2,355
Icade	21,522	3,209
Klepierre	83,572	4,243
Mercialys	35,202	1,342
Societe de la Tour Eiffel	6,270	861
Societe Immobiliere de Location pour l’Industrie etle Commerce	15,696	2,292
Unibail — Rodamco	81,863	17,821

		35,763

Germany - 0.9%
Alstria Office A.G. *	34,581	519
EQUITY INDEX FUNDS      1      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 100.9% – CONTINUED
Germany - 0.9% – (continued)
Colonia Real Estate A.G.*	27,035	$659
Deutsche Euroshop A.G.	42,454	1,460
Deutsche Wohnen A.G.	23,778	731
DIC Asset A.G.	26,399	838
IVG Immobilien A.G.	107,331	3,633
Patrizia Immobilien A.G.	35,077	265
Vivacon A.G.	23,846	452

		8,557

Greece - 0.2%
Babis Vovos International Construction S.A. *	31,427	935
Eurobank Properties Real Estate Investment Co.	23,580	313
Lamda Development S.A.	16,670	348

		1,596

Hong Kong - 16.0%
Agile Property Holdings Ltd.	1,808,000	3,244
Champion Real Estate Investment Trust	1,694,000	990
China Overseas Land & Investment Ltd.	4,673,000	9,584
China Resources Land Ltd.	1,806,000	3,940
Country Garden Holding Co. Ltd. *	3,949,000	4,551
Great Eagle Holdings Ltd.	364,625	1,347
Hang Lung Properties Ltd.	2,499,000	11,177
Henderson Land Development Co. Ltd.	1,295,000	12,006
Hongkong Land Holdings Ltd.	2,077,000	10,196
Hopson Development Holdings Ltd.	711,000	1,952
Hysan Development Co. Ltd.	939,070	2,661
Kerry Properties Ltd.	681,704	5,438
Kowloon Development Co. Ltd.	694,500	1,800
Link REIT (The)	2,579,500	5,578
New World China Land Ltd.	1,376,600	1,229
New World Development Ltd.	3,341,320	11,731
Shenzhen Investment Ltd.	1,943,000	1,362
Shimao Property Holdings Ltd.	1,589,500	3,981
Shui On Land Ltd.	1,515,000	1,745
Sino Land Co.	2,904,000	10,188
Sun Hung Kai Properties Ltd.	2,255,000	47,449

		152,149

Italy - 0.3%
Aedes S.p.A.	93,528	474
Beni Stabili S.p.A.	945,831	1,024
Immobiliare Grande Distribuzione	152,773	451
Risanamento S.p.A. *	135,526	729

		2,678

Japan - 12.8%
Aeon Mall Co. Ltd.	91,620	2,407
Daibiru Corp.	77,400	830
Goldcrest Co Ltd.	18,300	545
Heiwa Real Estate Co. Ltd.	185,000	1,172
Japan Prime Realty Investment Corp.	787	3,139
Japan Real Estate Investment Corp.	520	6,432
Japan Retail Fund Investment Corp.	491	3,460
Kenedix Realty Investment Corp.	254	1,676
Mitsubishi Estate Co Ltd.	1,306,000	31,330
Mitsui Fudosan Co. Ltd.	1,119,000	24,202
Mori Trust Sogo REIT, Inc.	102	1,084
Nippon Building Fund, Inc.	645	9,037
Nippon Commercial Investment Corp.	326	1,438
Nomura Real Estate Office Fund, Inc.	338	3,181
NTT Urban Development Corp.	1,671	2,664
Orix JREIT, Inc.	317	2,080
Premier Investment Co.	160	973
Sumitomo Realty & Development Co. Ltd.	604,000	14,868
TOC Co. Ltd.	130,500	991
Tokyo Tatemono Co. Ltd.	303,000	2,854
Tokyu Land Corp.	506,000	4,334
Tokyu REIT, Inc.	161	1,502
United Urban Investment Corp.	203	1,364

		121,563

Luxembourg - 0.2%
GAGFAH S.A.	55,576	962
ProLogis European Properties	69,910	1,014

		1,976

Netherlands - 2.1%
Corio N.V.	81,165	6,534
Eurocommercial Properties N.V.	42,576	2,186
Nieuwe Steen Investments	43,175	1,114
Plaza Centers N.V. *	144,422	660
Rodamco Europe N.V.	31,180	3,881
Vastned Offices/Industrial	26,023	874
Vastned Retail N.V.	20,210	1,933
Wereldhave N.V.	25,081	2,729

		19,911

New Zealand - 0.1%
Kiwi Income Property Trust	879,405	905

Norway - 0.1%
Norwegian Property ASA	97,722	1,187

NORTHERN FUNDS QUARTERLY REPORT       2       EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
  SCHEDULE OF INVESTMENTS
  GLOBAL REAL ESTATE INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 100.9% – CONTINUED
Poland – 0.3%
Globe Trade Centre S.A. *	133,857	$2,423

Singapore - 2.6%
Allgreen Properties Ltd.	950,000	969
Ascendas Real Estate Investment Trust	1,599,000	2,721
CapitaCommercial Trust	1,245,000	2,116
CapitaLand Ltd.	1,679,000	7,220
CapitaMall Trust	1,503,000	3,575
Guocoland Ltd.	214,333	840
Keppel Land Ltd.	432,000	2,174
Mapletree Logistics Trust	1,003,000	756
Singapore Land Ltd.	198,000	1,086
Suntec Real Estate Investment Trust	1,794,000	2,130
Wing Tai Holdings Ltd.	711,200	1,313

		24,900

Spain - 0.0%
Renta Corp. Real Estate S.A.	12,365	274

Sweden - 0.9%
Castellum AB	212,441	2,181
Fabege AB	220,412	2,233
Hufvudstaden AB	100,290	953
Klovern AB	154,218	604
Kungsleden AB	168,617	1,861
Wihlborgs Fastigheter AB	47,431	840

		8,672

Switzerland - 0.6%
Allreal Holding A.G.	7,030	809
PSP Swiss Property A.G. *	57,925	2,915
Swiss Prime Site A.G. *	23,762	1,207
Zueblin Immobilien Holding A.G. *	44,416	392

		5,323

United Kingdom - 7.5%
Assura Group Ltd.	290,495	1,009
Big Yellow Group PLC	106,214	918
British Land Co. PLC	617,342	11,507
Brixton PLC	323,862	1,884
Capital & Regional PLC	87,682	690
CLS Holdings PLC *	73,253	480
Daejan Holdings	5,902	351
Derwent London PLC	121,375	3,387
Development Securities PLC	51,680	509
Grainger Trust PLC	119,669	827
Great Portland Estates PLC	218,470	2,070
Hammerson PLC	350,519	7,129
Helical Bar PLC	115,004	742
Invista Foundation Property Trust Ltd.	426,706	689
Land Securities Group PLC	561,436	16,695
Liberty International PLC	437,825	9,317
Mapeley Ltd.	14,937	447
Marylebone Warwick Balfour Group PLC *	52,844	255
Minerva PLC *	197,481	523
Mucklow (A&J) Group PLC	30,786	208
Primary Health Properties PLC	41,585	281
Quintain Estates & Development PLC	156,139	1,586
Segro PLC	522,527	4,852
Shaftesbury PLC	163,177	1,619
St. Modwen Properties PLC	111,894	881
Unite Group PLC	151,780	1,062
Workspace Group PLC	209,286	1,124

		71,042

United States - 34.6%
Acadia Realty Trust	39,686	1,016
Agree Realty Corp.	7,964	240
Alexander’s, Inc. *	2,425	857
Alexandria Real Estate Equities, Inc.	38,467	3,911
AMB Property Corp.	119,360	6,870
American Campus Communities, Inc.	33,451	898
American Financial Realty Trust	157,340	1,262
Apartment Investment & Management Co.	115,354	4,006
Ashford Hospitality Trust, Inc.	147,960	1,064
Associated Estates Realty Corp.	15,969	151
AvalonBay Communities, Inc.	94,865	8,931
BioMed Realty Trust, Inc.	79,040	1,831
Boston Properties, Inc.	143,555	13,180
Brandywine Realty Trust	105,055	1,884
BRE Properties, Inc.	60,866	2,467
Camden Property Trust	67,041	3,228
CBL & Associates Properties, Inc.	78,874	1,886
Cedar Shopping Centers, Inc.	55,971	573
Colonial Properties Trust	56,664	1,282
Corporate Office Properties Trust SBI MD	56,811	1,790
Corrections Corp. of America *	148,142	4,372
Cousins Properties, Inc.	47,751	1,055
DCT Industrial Trust, Inc.	201,609	1,877
Developers Diversified Realty Corp.	150,802	5,774
EQUITY INDEX FUNDS      3       NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 100.9% – CONTINUED
United States - 34.6% – (continued)
DiamondRock Hospitality Co.	114,086	$1,709
Digital Realty Trust, Inc.	76,295	2,927
Douglas Emmett, Inc.	66,273	1,498
Duke Realty Corp.	175,720	4,583
DuPont Fabros Technology , Inc.	37,680	738
EastGroup Properties, Inc.	28,548	1,195
Education Realty Trust, Inc.	34,000	382
Entertainment Properties Trust	33,895	1,593
Equity Lifestyle Properties Inc.	29,350	1,339
Equity One, Inc.	45,533	1,049
Equity Residential	334,469	12,198
Essex Property Trust, Inc.	30,368	2,961
Extra Space Storage, Inc.	78,250	1,118
Federal Realty Investment Trust	67,789	5,569
FelCor Lodging Trust, Inc.	74,830	1,167
First Industrial Realty Trust, Inc.	53,912	1,865
First Potomac Realty Trust	30,287	524
Forest City Enterprises, Inc.	94,111	4,182
General Growth Properties, Inc.	295,789	12,181
Getty Realty Corp.	22,725	606
Glimcher Realty Trust	49,581	708
GMH Communities Trust	43,620	241
Health Care REIT, Inc.	97,172	4,343
Healthcare Prop	259,933	9,040
Healthcare Realty Trust, Inc.	61,162	1,553
Hersha Hospitality Trust	48,770	463
Highwoods Properties, Inc.	68,458	2,011
Hilltop Holdings, Inc. *	52,980	579
Home Properties, Inc.	40,507	1,817
Hospitality Properties Trust	113,248	3,649
Host Hotels & Resorts, Inc.	632,149	10,772
HRPT Properties Trust	271,103	2,096
Inland Real Estate Corp.	78,563	1,112
Investors Real Estate Trust	69,466	623
Kilroy Realty Corp.	39,091	2,148
Kimco Realty Corp.	305,495	11,120
Kite Realty Group Trust	34,780	531
LaSalle Hotel Properties	48,217	1,538
Lexington Realty Trust	77,280	1,124
Liberty Property Trust	110,985	3,197
LTC Properties, Inc.	27,677	693
Macerich (The) Co.	87,522	6,219
Mack-Cali Realty Corp.	81,980	2,787
Maguire Properties, Inc.	56,680	1,670
Medical Properties Trust, Inc.	61,985	632
Mid-America Apartment Communities, Inc.	30,594	1,308
National Healthcare Corp.	12,390	641
National Retail Properties, Inc.	86,764	2,029
Nationwide Health Properties, Inc.	112,166	3,519
Omega Healthcare Investors, Inc.	82,058	1,317
Parkway Properties, Inc./Md	19,175	709
Pennsylvania Real Estate Investment Trust	46,744	1,387
Post Properties, Inc.	52,159	1,832
Prologis	309,250	19,600
PS Business Parks, Inc.	19,717	1,036
Public Storage, Inc.	154,030	11,307
Ramco-Gershenson Properties	22,160	474
Realty Income Corp.	121,900	3,294
Regency Centers Corp.	82,770	5,338
Saul Centers Inc.	15,901	850
Senior Housing Properties Trust	99,957	2,267
Simon Property Group, Inc.	269,588	23,416
SL Green Realty Corp.	71,816	6,712
Sovran Self Storage, Inc.	26,041	1,044
Strategic Hotels & Resorts, Inc.	89,730	1,501
Sun Communities, Inc.	22,679	478
Sunstone Hotel Investors, Inc.	72,200	1,321
Tanger Factory Outlet Centers	37,730	1,423
Taubman Centers, Inc.	47,892	2,356
TravelCenters of America LLC — Fractional Share *	50,000	—
U-Store-It Trust	68,800	630
UDR, Inc.	162,486	3,225
Universal Health Realty Income Trust	13,804	489
Urstadt Biddle Properties, Inc.	21,149	328
Ventas, Inc.	160,815	7,277
Vornado Realty Trust	182,923	16,088
Washington Real Estate Investment Trust	56,299	1,768
Weingarten Realty Investors	103,297	3,248
Winthrop Realty	51,670	273

		328,940

Total Common Stocks

(Cost $1,100,438)		958,965

NORTHERN FUNDS QUARTERLY REPORT       4       EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
  SCHEDULE OF INVESTMENTS
  GLOBAL REAL ESTATE INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
INVESTMENT COMPANIES - 0.3%
F&C Commercial Property Trust Ltd.	362	$653
ING UK Real Estate Income Trust Ltd.	400	555
Invesco UK Property Income Trust Ltd.	203	138
ISIS Property Ltd.	69	151
ISIS Property Trust 2 Ltd.	97	171
Sparkassen Immo Invest Genusscheine	3	365
Standard Life Investment Property Income Trust PLC	137	213
Teesland Advantage Property Income Trust Ltd.	178	248
UK Commercial Property Trust Ltd.	321	442

Total Investment Companies

(Cost $4,516)		2,936

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 0.1%
California State G.O. Unlimited VRDB, Series B4 (BNP Paribas LOC), 3.28%, 1/2/08	$900	900
Natixis, Grand Cayman, Eurodollar Time Deposit, 3.50%, 1/2/08	67	67

Total Short-Term Investments

(Cost $967)		967

Total Investments - 101.3%

(Cost $1,105,921)		962,868
Liabilities less Other Assets — (1.3)%		(12,282)

NET ASSETS - 100.0%		$950,586

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At December 31, 2007, the industry sectors for the the Global Real Estate Index Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Capital Markets	0.1%
Commercial Service & Supply	0.5
Hotels Restaurants & Leisure	0.3
Household Durables	0.1
Healthcare Providers & Services	0.1
Industrial Conglomerates	7.7
Insurance	0.1
Real Estate	0.1
Real Estate Investment Trusts	61.1
Real Estate
Management/Development	29.9

Total	100.0%
At December 31, 2007, the the Global Real Estate Index Fund had outstanding forward foreign currency exchange contracts as follows:

	AMOUNT	IN	AMOUNT
CONTRACTS	(LOCAL	EXCHANGE	(LOCAL		UNREALIZED
TO DELIVER	CURRENCY)	FOR	CURRENCY)	SETTLEMENT	LOSS
CURRENCY	(000S)	CURRENCY	(000S)	DATE	(000S)
Hong Kong Dollar	31,232	U.S. Dollar	4,000	1/2/08	$(6)
Polish Zloty	748	U.S. Dollar	300	1/2/08	(4)

Total					$(10)
At December 31, 2007, the the Global Real Estate Index Fund’s investments were denominated in the following currencies:

% OF LONG-TERM
CONCENTRATION BY CURRENCY	INVESTMENTS
U.S. Dollar	35.6%
Hong Kong Dollar	14.8
Japanese Yen	12.6
Australian Dollar	12.1
Euro	9.2
British Pound	7.7
All other currencies less than 5%	8.0

Total	100.0%
Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,105,921

Gross tax appreciation of investments	$51,131
Gross tax depreciation of investments	(194,184)

Net tax depreciation of investments	$(143,053)

NORTHERN FUNDS QUARTERLY REPORT       5       EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
  SCHEDULE OF INVESTMENTS
  INTERNATIONAL EQUITY INDEX FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3%
Australia - 6.3%
ABC Learning Centres Ltd.	33,373	$151
AGL Energy Ltd.	57,195	668
Alumina Ltd.	163,984	908
Amcor Ltd.	123,482	747
AMP Ltd.	236,367	2,057
Ansell Ltd.	5,525	58
Aristocrat Leisure Ltd.	44,804	441
Asciano Group	64,332	394
ASX Ltd.	21,807	1,153
Australia & New Zealand Banking Group Ltd.	234,953	5,634
AXA Asia Pacific Holdings Ltd.	97,722	630
Babcock & Brown International Pty Ltd.	31,218	736
Bendigo Bank Ltd.	12,832	166
BHP Billiton Ltd.	423,109	14,838
Billabong International Ltd.	11,476	149
BlueScope Steel Ltd.	98,288	828
Boart Longyear Group *	38,690	79
Boral Ltd.	97,508	522
Brambles Ltd.	180,104	1,815
Caltex Australia Ltd.	15,266	258
Centro Properties Group	108,180	95
CFS Gandel Retail Trust	183,099	375
Challenger Financial Services Group Ltd.	4,771	21
Coca-Cola Amatil Ltd.	71,157	590
Cochlear Ltd.	7,091	465
Commonwealth Bank of Australia	166,186	8,584
Commonwealth Property Office Fund	176,830	240
Computershare Ltd.	68,630	595
Consolidated Media Holdings Ltd.	24,254	89
Crown Ltd. *	63,562	751
CSL Ltd.	69,290	2,202
CSR Ltd.	163,231	443
DB RREEF Trust	382,721	669
Downer EDI Ltd.	26,791	126
Fairfax Media Ltd.	154,919	635
Fortescue Metals Group Ltd. *	182,110	1,185
Foster’s Group Ltd.	248,469	1,426
Futuris Corp. Ltd.	9,214	17
Goodman Fielder Ltd.	111,815	185
Goodman Group	182,998	787
GPT Group	258,906	914
Harvey Norman Holdings Ltd.	64,926	386
Iluka Resources Ltd.	5,683	23
ING Industrial Fund	112,762	251
Insurance Australia Group Ltd.	236,941	853
Leighton Holdings Ltd.	17,993	959
Lend Lease Corp. Ltd.	48,284	731
Lion Nathan Ltd.	39,496	332
Macquarie Airports	36,653	130
Macquarie Communications Infrastructure Group	47,478	225
Macquarie Group Ltd.	34,177	2,265
Macquarie Infrastructure Group	350,097	928
Macquarie Office Trust	209,243	258
Mirvac Group	130,794	688
National Australia Bank Ltd.	207,766	6,854
Newcrest Mining Ltd.	60,500	1,744
OneSteel Ltd.	59,881	322
Orica Ltd.	43,309	1,203
Origin Energy Ltd.	109,974	852
Oxiana Ltd.	11,004	33
Pacific Brands Ltd.	22,810	65
Paladin Resources Ltd. *	28,883	170
PaperlinX Ltd.	10,058	23
Perpetual Ltd.	4,700	274
Qantas Airways Ltd.	130,719	622
QBE Insurance Group Ltd.	108,774	3,170
Rio Tinto Ltd.	36,046	4,208
Santos Ltd.	83,305	1,034
Sonic Healthcare Ltd.	40,108	587
State George Bank Ltd.	30,278	835
Stockland — New	182,862	1,346
Suncorp-Metway Ltd.	121,973	1,806
Symbion Health Ltd.	84,728	296
TABCORP Holdings Ltd.	70,591	914
Tattersall’s Ltd.	141,878	496
Telstra Corp. Ltd.	367,153	1,507
Telstra Corp. Ltd. — Installment Receipts	219,404	608
Toll Holdings Ltd.	71,691	718
Transurban Group	136,562	817
Wesfarmers Ltd.	68,319	2,421
Wesfarmers Ltd. *	22,103	790
Westfield Group	220,367	4,038
Westpac Banking Corp.	235,402	5,736
Woodside Petroleum Ltd.	60,107	2,643
EQUITY INDEX FUNDS      1      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Australia - 6.3% – (continued)
Woolworths Ltd.	152,362	$4,522
WorleyParsons Ltd.	19,337	878
Zinifex Ltd.	62,408	673

		112,860

Austria - 0.6%
Andritz A.G.	4,430	266
BWIN Interactive Entertainment A.G. *	1,650	63
Erste Bank der Oesterreichischen Sparkassen A.G.	23,920	1,700
Flughafen Wien A.G.	530	61
Immoeast A.G. *	53,370	570
IMMOFINANZ A.G.	58,754	592
Mayr-Melnhof Karton A.G.	840	91
Meinl European Land Ltd. A.G. *	38,088	526
OMV A.G.	20,800	1,674
Raiffeisen International Bank Holding A.G.	4,501	678
RHI A.G. *	1,330	54
Telekom Austria A.G.	44,160	1,224
Verbund — Oesterreichische Elektrizitaetswirtschafts A.G., Class A	11,050	770
Voestalpine A.G.	14,620	1,047
Wiener Staedtische Versicherung A.G.	3,360	270
Wienerberger A.G.	9,680	535

		10,121

Belgium - 1.2%
AGFA-Gevaert N.V.	8,249	126
Barco N.V.	789	60
Bekaert N.V.	911	123
Belgacom S.A.	21,308	1,045
Cofinimmo	545	102
Colruyt S.A.	2,023	474
Compagnie Maritime Belge S.A.	1,010	87
D’ieteren S.A.	176	63
Delhaize Group	12,436	1,088
Dexia S.A.	66,118	1,662
Euronav N.V.	1,367	48
Fortis	262,534	6,823
Fortis (Strip VVPR) *	101,346	1
Groupe Bruxelles Lambert S.A.	10,595	1,353
InBev N.V.	23,206	1,915
KBC Groep N.V.	22,888	3,197
Mobistar S.A.	4,169	378
Nationale A Portefeuille	3,261	233
Omega Pharma S.A.	2,138	148
Solvay S.A., Class A	8,132	1,133
UCB S.A.	14,267	644
Umicore	3,127	771

		21,474

Bermuda - 0.0%
Frontline Ltd.	3,350	160

China - 0.1%
Belle International Holdings Ltd.	348,000	522
Foxconn International Holdings Ltd. *	275,000	614
Tencent Holdings Ltd.	127,000	946
Tingyi Cayman Islands Holding Corp.	285,000	458

		2,540

Denmark - 0.9%
A P Moller - Maersk A/S, Class A	27	284
A.P. Moller - Maersk A/S, Class B	139	1,473
Bang & Olufsen A/S, Class B	1,176	110
Carlsberg A/S, Class B	4,300	517
Coloplast A/S, Class B	2,956	254
D/S Torm A/S	1,677	58
Danisco A/S	6,265	443
Danske Bank A/S	57,265	2,220
DSV A/S	25,860	562
East Asiatic Co. Ltd. A/S	1,740	135
FLSmidth & Co. A/S	6,897	699
GN Store Nord A/S *	23,702	185
H. Lundbeck A/S	4,702	126
Jyske Bank (Registered) *	7,650	598
NKT Holding A/S	1,907	170
Novo-Nordisk A/S, Class B	61,211	3,996
Novozymes A/S, Class B	5,863	662
Rockwool International A/S	120	28
Sydbank A/S	7,216	307
Topdanmark A/S *	2,126	303
TrygVesta A/S	3,524	266
Vestas Wind Systems A/S *	23,963	2,562
William Demant Holding A/S *	3,076	282

		16,240

Finland - 1.8%
Amer Sports OYJ, Class A	5,250	141
Cargotec Corp., Class B	4,349	200
Elisa OYJ,	19,132	584
NORTHERN FUNDS QUARTERLY REPORT       2       EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
    SCHEDULE OF INVESTMENTS
    INTERNATIONAL EQUITY INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Finland - 1.8% – (continued)
Fortum OYJ	56,195	$2,516
KCI Konecranes OYJ	3,474	118
Kesko OYJ, Class B	8,459	464
Kone OYJ, Class B	9,882	687
Metso OYJ	16,331	882
Neste Oil OYJ	16,411	576
Nokia OYJ	495,784	19,091
Nokian Renkaat OYJ	13,417	467
OKO Bank PLC, Class A	7,680	146
Orion OYJ, Class B	9,541	223
Outokumpu OYJ	14,800	451
Rautaruukki OYJ	10,484	446
Sampo OYJ, Class A	54,589	1,428
Sanoma-WSOY OYJ	8,226	235
Stora Enso OYJ (Registered)	74,388	1,104
TietoEnator OYJ	8,300	185
UPM-Kymmene OYJ	66,688	1,336
Uponor OYJ	6,300	157
Wartsila OYJ, Class B	8,321	629
YIT OYJ	18,019	389

		32,455

France - 9.8%
Accor S.A.	25,541	2,026
ADP	4,642	472
Air France-KLM	16,274	568
Air Liquide	30,895	4,578
Alcatel-Lucent	291,186	2,117
Alstom	13,371	2,842
Atos Origin S.A. *	8,526	437
AXA S.A.	199,676	7,951
BNP Paribas	106,806	11,482
Bouygues	28,347	2,350
Business Objects S.A. *	11,484	700
Cap Gemini S.A.	17,676	1,098
Carrefour S.A.	76,144	5,904
Casino Guichard Perrachon S.A.	5,576	607
Christian Dior SA	2,780	364
Cie de Saint-Gobain	35,952	3,408
Cie Generale d’Optique Essilor International S.A.	25,910	1,649
CNP Assurances	6,070	787
Compagnie Generale de Geophysique-Veritas *	3,235	910
Credit Agricole S.A.	84,741	2,843
Dassault Systemes S.A.	7,412	437
Electricite de France	12,478	1,479
Eurazeo	1,171	149
France Telecom S.A.	231,601	8,312
Gaz de France S.A.	25,763	1,500
Gecina S.A.	1,699	266
Groupe Danone	55,579	4,966
Hermes International	9,257	1,179
ICADE	1,036	154
Imerys S.A.	2,766	227
JC Decaux S.A.	9,878	387
Klepierre	9,784	497
L’Oreal S.A.	31,966	4,563
Lafarge S.A.	18,569	3,362
Lagardere S.C.A.	16,530	1,233
LVMH Moet Hennessy Louis Vuitton S.A.	31,107	3,739
M6-Metropole Television	4,527	119
Michelin Compagnie Generale des Establissements, Class B	18,140	2,080
Natixis	13,358	261
Neopost S.A.	3,690	379
Neuf Cegetel	1,502	76
PagesJaunes Groupe S.A.	13,903	278
Pernod-Ricard S.A.	11,055	2,546
Peugeot S.A.	20,010	1,504
PPR	10,067	1,610
Publicis Groupe	18,223	709
Renault S.A.	23,858	3,348
Safran S.A.	23,931	487
Sanofi-Aventis	128,764	11,770
Schneider Electric S.A.	28,246	3,777
SCOR SE	19,970	507
Societe BIC S.A.	2,621	187
Societe Des Autoroutes Paris-Rhin-Rhone	2,163	212
Societe Generale	47,143	6,738
Societe Television Francaise 1	15,258	406
Sodexho Alliance S.A.	11,486	704
Suez S.A.	131,053	8,884
Suez S.A. (Strip VVPR) *	8,460	—
Technip S.A.	13,333	1,055
Thales S.A.	11,658	690
Thomson	26,904	380
Total S.A.	271,495	22,533
EQUITY INDEX FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
France - 9.8% – (continued)
Unibail	8,492	$1,849
Valeo S.A.	6,840	280
Vallourec	6,219	1,674
Veolia Environment	44,201	4,015
Vinci S.A.	52,478	3,855
Vivendi	146,709	6,686
Wendel	2,358	339
Zodiac S.A.	5,860	373

		175,854

Germany - 8.8%
Adidas A.G.	25,671	1,912
Allianz S.E. (Registered)	56,622	12,112
Altana A.G.	7,989	193
Arcandor A.G. *	5,818	138
BASF A.G.	62,169	9,189
Bayer A.G.	91,736	8,365
Bayerische Motoren Werke A.G.	20,386	1,259
Beiersdorf A.G.	10,827	836
Bilfinger & Berger A.G.	4,676	355
Celesio A.G.	11,746	724
Commerzbank A.G.	78,708	2,979
Continental A.G.	19,358	2,511
DaimlerChrysler A.G. (Registered)	120,092	11,633
Deutsche Bank A.G. (Registered)	63,956	8,273
Deutsche Boerse A.G.	25,214	4,977
Deutsche Lufthansa A.G. (Registered)	29,347	777
Deutsche Post A.G. (Registered)	99,589	3,404
Deutsche Postbank A.G.	9,790	866
Deutsche Telekom A.G. (Registered)	357,385	7,817
Douglas Holding A.G.	2,795	160
E.ON A.G.	78,752	16,722
Fraport A.G. Frankfurt Airport Services Worldwide	825	65
Fresenius Medical Care A.G. & Co. KGaA	24,404	1,305
GEA Group A.G.*	19,083	659
HeidelbergCement AG	921	142
Heidelberger Druckmaschinen	6,784	226
Henkel KGaA	13,996	714
Hochtief A.G.	5,694	758
Hypo Real Estate Holding A.G.	25,354	1,319
Infineon Technologies A.G.*	98,071	1,147
IVG Immobilien A.G.	10,889	369
K+S A.G.	4,888	1,153
Linde A.G.	15,590	2,053
MAN A.G.	14,594	2,402
Merck KGaA	8,268	1,062
Metro A.G.	20,431	1,705
MLP A.G.	4,394	69
Muenchener Rueckversicherungs A.G. (Registered)	26,096	5,045
Premiere A.G. *	9,642	181
Puma A.G. Rudolf Dassler Sport A.G.	777	309
Q-Cells A.G. *	5,708	801
Rheinmetall A.G.	4,535	356
RWE A.G.	56,092	7,861
Salzgitter A.G.	5,329	785
SAP A.G.	111,812	5,777
Siemens A.G. (Registered)	107,339	16,852
Solarworld A.G.	10,586	635
Suedzucker A.G.	5,958	140
ThyssenKrupp A.G.	46,290	2,584
TUI A.G. *	27,112	753
Volkswagen A.G.	20,147	4,584
Wincor Nixdorf A.G.	2,577	243

		157,256

Gibralter - 0.0%
PartyGaming PLC *	84,282	48

Greece - 0.8%
Alpha Bank A.E.	48,862	1,784
Coca Cola Hellenic Bottling Co. S.A.	20,595	889
Cosmote Mobile Telecommunications S.A.	15,450	584
EFG Eurobank Ergasias S.A.	39,417	1,392
Folli-Follie S.A. (Registered)	320	12
Hellenic Exchanges Holding S.A.	3,820	134
Hellenic Petroleum S.A.	12,050	198
Hellenic Technodomiki Tev S.A.	12,270	175
Hellenic Telecommunications Organization S.A.	37,640	1,383
Motor Oil Hellas Corinth Refineries S.A.	2,130	49
National Bank of Greece S.A.	50,930	3,509
OPAP S.A.	28,150	1,124
Piraeus Bank S.A.	40,450	1,576
Public Power Corp. S.A.	13,160	691
Titan Cement Co. S.A.	7,880	358
NORTHERN FUNDS QUARTERLY REPORT      4      EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL EQUITY INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Greece - 0.8% – (continued)
Viohalco	11,820	$171

		14,029

Hong Kong - 2.2%
ASM Pacific Technology	20,000	146
Bank of East Asia Ltd.	185,173	1,255
BOC Hong Kong Holdings Ltd.	480,000	1,327
C C Land Holdings Ltd.	29,000	42
Cathay Pacific Airways Ltd.	188,000	490
Cheung Kong Holdings Ltd.	194,000	3,536
Cheung Kong Infrastructure Holdings Ltd.	45,000	168
CLP Holdings Ltd.	169,000	1,149
Esprit Holdings Ltd.	138,000	2,029
Giordano International Ltd.	46,000	22
Hang Lung Group Ltd.	75,000	404
Hang Lung Properties Ltd.	284,000	1,270
Hang Seng Bank Ltd.	96,400	1,972
Henderson Land Development Co. Ltd.	125,000	1,159
Hong Kong & China Gas Co. Ltd.	479,900	1,463
Hong Kong Electric Holdings Ltd.	180,500	1,035
Hong Kong Exchanges and Clearing Ltd.	134,000	3,769
Hopewell Holdings Ltd.	87,000	400
Hutchison Telecommunications International Ltd.	183,000	275
Hutchison Whampoa Ltd.	270,000	3,037
Hysan Development Co. Ltd.	73,592	209
Kerry Properties Ltd.	90,199	719
Kingboard Chemicals Holdings Ltd.	77,000	456
Lee & Man Paper Manufacturing Ltd.	75,000	328
Li & Fung Ltd.	284,800	1,138
Lifestyle International Holdings Ltd.	10,000	27
Link REIT (The)	315,000	681
Melco International Development	45,000	67
MTR Corp.	210,172	766
New World Development Ltd.	324,139	1,138
Noble Group Ltd.	122,000	203
NWS Holdings Ltd.	35,000	111
Orient Overseas International Ltd.	15,700	115
Pacific Basin Shipping Ltd.	219,000	349
PCCW Ltd.	690,000	408
Shangri-La Asia Ltd.	158,000	491
Shui On Land Ltd.	244,000	281
Sino Land Co.	210,866	740
Sun Hung Kai Properties Ltd.	178,000	3,745
Swire Pacific Ltd., Class A	108,500	1,486
Television Broadcasts Ltd.	32,000	191
Wharf Holdings Ltd.	160,000	825
Wing Hang Bank Ltd.	13,000	194
Yue Yuen Industrial Holdings	90,000	322

		39,938

Ireland - 0.7%
Allied Irish Banks PLC	111,004	2,551
Anglo Irish Bank Corp. PLC (Dublin Exchange)	44,545	706
Bank of Ireland	124,901	1,852
CRH PLC	70,323	2,442
DCC PLC	7,400	208
Elan Corp. PLC *	59,156	1,279
Experian Group Ltd.	130,867	1,040
Greencore Group PLC	6,487	42
Iaws Group PLC	10,660	236
Irish Life & Permanent PLC	34,794	599
Kerry Group PLC, Class A	16,995	537
Kingspan Group PLC (Dublin Exchange)	16,023	241
Paddy Power PLC	4,526	149
Ryanair Holdings PLC ADR *	5,370	212
Smurfit Kappa Group PLC *	8,397	137

		12,231

Italy - 3.8%
Alleanza Assicurazioni S.p.A.	55,239	710
Arnoldo Mondadori Editore S.p.A.	13,201	107
Assicurazioni Generali S.p.A.	133,904	6,003
Atlantia S.p.A.	33,307	1,260
Autogrill S.p.A.	13,187	223
Banca Monte dei Paschi di Siena S.p.A.	136,329	721
Banca Popolare di Milano Scrl	56,354	762
Banco Popolare Scarl *	83,129	1,827
Bulgari S.p.A.	15,522	216
Enel S.p.A.	549,641	6,488
ENI S.p.A.	329,651	12,012
Fiat S.p.A.	89,506	2,301
Finmeccanica S.p.A.	39,429	1,250
Fondiaria-Sai S.p.A.	9,219	381
IFIL -Investments S.p.A.	2,420	22
Intesa Sanpaolo S.p.A.	979,809	7,685
Intesa Sanpaolo S.p.A. (RNC)	125,306	903
EQUITY INDEX FUNDS      5      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Italy - 3.8%–(continued)
Italcementi S.p.A.	10,646	$226
Lottomatica S.p.A.	6,698	243
Luxottica Group S.p.A.	17,920	567
Mediaset S.p.A.	103,905	1,045
Mediobanca S.p.A.	64,439	1,322
Mediolanum S.p.A.	26,828	213
Parmalat S.p.A.	217,098	839
Pirelli & C. S.p.A. *	427,339	469
Prysmian S.p.A. *	11,688	286
Saipem S.p.A.	16,945	674
Seat Pagine Gialle S.p.A.	426,520	168
Snam Rete Gas S.p.A.	123,604	785
Telecom Italia S.p.A.	1,349,553	4,179
Telecom Italia S.p.A. (RNC)	792,635	1,863
Terna S.p.A.	171,631	689
UniCredito Italiano S.p.A. (Milan Exchange)	1,179,848	9,820
Unione di Banche Italiane SCPA	79,051	2,176

		68,435

Japan - 19.4%
77 Bank (The) Ltd.	18,000	112
Access Co. Ltd. *	11	50
Acom Co. Ltd.	8,120	165
Aderans Holdings Co. Ltd.	2,400	38
Advantest Corp.	20,100	567
Aeon Co. Ltd.	80,700	1,179
Aeon Credit Service Co. Ltd.	9,100	135
Aeon Mall Co. Ltd.	2,200	58
Aiful Corp.	9,950	175
Aioi Insurance Co. Ltd.	4,000	19
Aisin Seiki Co Ltd.	24,800	1,032
Ajinomoto Co., Inc.	84,000	952
Alfresa Holdings Corp.	2,400	145
All Nippon Airways Co. Ltd.	87,000	321
Alps Electric Co. Ltd.	18,600	241
Amada Co. Ltd.	50,000	441
Aoyama Trading Co. Ltd.	7,300	190
Asahi Breweries Ltd.	52,600	892
Asahi Glass Co. Ltd.	121,000	1,606
Asahi Kasei Corp.	150,000	1,001
Asatsu-DK, Inc.	3,200	89
Asics Corp.	23,000	330
Astellas Pharma, Inc.	62,900	2,746
Autobacs Seven Co. Ltd.	2,400	49
Bank of Kyoto (The) Ltd.	39,000	461
Bank of Yokohama (The) Ltd.	156,000	1,104
Benesse Corp.	9,000	383
Bridgestone Corp.	76,900	1,355
Canon Marketing Japan, Inc.	9,700	180
Canon, Inc.	135,300	6,187
Casio Computer Co. Ltd.	31,000	361
Central Glass Co Ltd.	12,000	46
Central Japan Railway Co.	198	1,686
Chiba Bank (The) Ltd.	100,000	811
Chiyoda Corp.	19,000	217
Chubu Electric Power Co., Inc.	85,800	2,242
Chugai Pharmaceutical Co. Ltd.	36,700	525
Chugoku Electric Power Co. Inc./The	19,500	379
Chuo Mitsui Trust Holdings, Inc.	106,000	822
Circle K Sunkus Co. Ltd.	2,000	30
Citizen Holdings Co. Ltd.	42,500	413
Coca-Cola West Holdings Co. Ltd.	6,200	138
COMSYS Holdings Corp.	13,000	106
Cosmo Oil Co. Ltd.	60,000	225
Credit Saison Co. Ltd.	21,800	595
CSK Holdings Corp.	8,900	289
Dai Nippon Printing Co. Ltd.	79,000	1,152
Daicel Chemical Industries Ltd.	38,000	227
Daido Steel Co. Ltd.	41,000	307
Daiichi Sankyo Co Ltd.	88,000	2,706
Daikin Industries Ltd.	33,200	1,855
Dainippon Ink & Chemicals, Inc.	85,000	425
Daito Trust Construction Co. Ltd.	10,100	561
Daiwa House Industry Co. Ltd.	65,000	837
Daiwa Securities Group, Inc.	171,000	1,577
Denki Kagaku Kogyo KK	66,000	285
Denso Corp.	62,100	2,526
Dentsu, Inc.	245	644
Dowa Mining Co. Ltd.	38,000	268
E*Trade Securities Co. Ltd.	166	157
eAccess Ltd.	14	9
East Japan Railway Co.	429	3,526
Ebara Corp.	46,000	158
EDION Corp.	3,000	33
Eisai Co. Ltd.	32,600	1,286
NORTHERN FUNDS QUARTERLY REPORT      6      EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
    SCHEDULE OF INVESTMENTS
    INTERNATIONAL EQUITY INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Japan - 19.4% – (continued)
Electric Power Development Co.	20,200	$750
Elpida Memory, Inc. *	12,600	435
FamilyMart Co. Ltd.	7,400	231
Fanuc Ltd.	24,100	2,353
Fast Retailing Co. Ltd.	6,800	484
Fuji Electric Holdings Co. Ltd.	74,000	258
Fuji Soft, Inc.	1,900	30
Fuji Television Network, Inc.	64	106
FUJIFILM Holdings Corp.	62,400	2,647
Fujikura Ltd.	49,000	250
Fujitsu Ltd.	241,000	1,614
Fukuoka Financial Group, Inc.	101,000	603
Furukawa Electric (The) Co. Ltd.	85,000	329
Glory Ltd.	5,300	123
Goodwill Group, Inc. (The) *	61	8
Gunma Bank (The) Ltd.	50,000	335
Hachijuni Bank (The) Ltd.	56,523	380
Hakuhodo DY Holdings, Inc.	3,410	190
H2O Retailing Corp. *	10,000	78
Hankyu Hanshin Holdings, Inc.	151,800	655
Haseko Corp. *	152,000	261
Hikari Tsushin, Inc.	2,200	75
Hino Motors Ltd.	25,000	162
Hirose Electric Co. Ltd.	4,000	464
Hiroshima Bank (The) Ltd.	65,000	352
Hitachi Chemical Co. Ltd.	13,700	315
Hitachi Construction Machinery Co. Ltd.	14,400	430
Hitachi High-Technologies Corp.	8,000	175
Hitachi Ltd.	429,000	3,146
Hokkaido Electric Power Co., Inc.	25,100	545
Hokuhoku Financial Group, Inc.	163,000	469
Honda Motor Co. Ltd.	197,300	6,528
House Foods Corp.	6,600	111
Hoya Corp.	52,100	1,664
Ibiden Co. Ltd.	16,700	1,154
Idemitsu Kosan Co. Ltd.	3,000	317
IHI Corp.	183,000	380
Inpex Holdings, Inc.	104	1,120
Isetan Co. Ltd.	24,100	326
Isuzu Motors Ltd.	101,000	452
Ito En Ltd.	7,600	145
Itochu Corp.	190,000	1,848
Itochu Techno-Science Corp.	3,700	124
J Front Retailing Co. Ltd. *	56,200	494
Jafco Co. Ltd.	3,600	118
Japan Airlines Corp. *	66,000	150
Japan Petroleum Exploration Co.	2,000	146
Japan Prime Realty Investment Corp.	82	327
Japan Real Estate Investment Corp.	53	656
Japan Retail Fund Investment Corp.	49	345
Japan Steel Works Ltd.	44,000	645
Japan Tobacco, Inc.	567	3,365
JFE Holdings, Inc.	73,500	3,707
JGC Corp.	28,000	481
Joyo Bank (The) Ltd.	90,000	502
JS Group Corp.	36,600	587
JSR Corp.	23,800	616
JTEKT Corp.	24,200	434
Jupiter Telecommunications Co. Ltd. *	320	271
Kajima Corp.	126,000	413
Kamigumi Co. Ltd.	34,000	246
Kaneka Corp.	41,000	341
Kansai Electric Power Co., Inc.	97,100	2,267
Kansai Paint Co. Ltd.	27,000	196
Kao Corp.	66,000	1,987
Kawasaki Heavy Industries Ltd.	181,000	534
Kawasaki Kisen Kaisha Ltd.	74,000	724
KDDI Corp.	311	2,311
Keihin Electric Express Railway Co. Ltd.	55,000	337
Keio Corp.	80,000	486
Keisei Electric Railway Co. Ltd.	29,000	155
Keyence Corp.	4,600	1,128
Kikkoman Corp.	20,000	276
Kinden Corp.	10,000	79
Kintetsu Corp.	208,000	646
Kirin Brewery Co. Ltd.	99,000	1,452
Kobe Steel Ltd.	346,000	1,122
Kokuyo Co. Ltd.	10,000	90
Komatsu Ltd.	113,300	3,066
Komori Corp.	1,000	22
Konami Corp.	12,500	408
Konica Minolta Holdings, Inc.	60,500	1,066
Kose Corp.	2,800	75
Kubota Corp.	140,000	959
EQUITY INDEX FUNDS      7      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Japan - 19.4% – (continued)
Kuraray Co. Ltd.	49,000	$592
Kurita Water Industries Ltd.	14,200	432
Kyocera Corp.	20,500	1,795
Kyowa Hakko Kogyo Co. Ltd.	30,000	321
Kyushu Electric Power Co., Inc.	48,800	1,204
Lawson, Inc.	8,100	287
Leopalace21 Corp.	16,700	448
Mabuchi Motor Co. Ltd.	2,200	133
Makita Corp.	14,500	606
Marubeni Corp.	208,000	1,462
Marui Group Co Ltd.	37,900	375
Matsui Securities Co. Ltd.	8,600	68
Matsumotokiyoshi Holdings Co Ltd. *	3,300	80
Matsushita Electric Industrial Co. Ltd.	247,000	5,057
Matsushita Electric Works Ltd.	47,000	521
Mazda Motor Corp.	66,000	331
Mediceo Paltac Holdings Co. Ltd.	18,200	270
Meiji Dairies Corp.	36,000	183
Meiji Seika Kaisha Ltd.	28,000	119
Meitec Corp.	2,200	66
Millea Holdings, Inc.	93,500	3,163
Minebea Co. Ltd.	49,000	313
Mitsubishi Chemical Holdings Corp.	153,500	1,177
Mitsubishi Corp.	170,500	4,648
Mitsubishi Electric Corp.	244,000	2,522
Mitsubishi Estate Co. Ltd.	148,000	3,550
Mitsubishi Gas Chemical Co., Inc.	53,000	517
Mitsubishi Heavy Industries Ltd.	404,000	1,730
Mitsubishi Logistics Corp.	6,000	68
Mitsubishi Materials Corp.	149,000	634
Mitsubishi Motors Corp. *	249,000	422
Mitsubishi Rayon Co. Ltd.	74,000	358
Mitsubishi Tanabe Pharma Corp.	25,000	236
Mitsubishi UFJ Financial Group, Inc.	1,095,465	10,204
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,220	141
Mitsui & Co. Ltd.	217,000	4,607
Mitsui Chemicals, Inc.	83,000	544
Mitsui Engineering & Shipbuilding Co. Ltd.	101,000	392
Mitsui Fudosan Co. Ltd.	105,000	2,271
Mitsui Mining & Smelting Co. Ltd.	78,000	312
Mitsui O.S.K. Lines Ltd.	137,000	1,742
Mitsui Sumitomo Insurance Co. Ltd.	156,000	1,524
Mitsukoshi Ltd.	55,000	249
Mitsumi Electric Co. Ltd.	9,500	317
Mizuho Financial Group, Inc.	1,244	5,906
Murata Manufacturing Co. Ltd.	27,000	1,571
Namco Bandai Holdings, Inc.	27,800	441
NEC Corp.	256,000	1,184
NEC Electronics Corp. *	2,800	67
NGK Insulators Ltd.	34,000	918
NGK Spark Plug Co. Ltd.	24,000	419
NHK Spring Co. Ltd.	17,000	154
Nichirei Corp.	28,000	116
Nidec Corp.	14,300	1,062
Nikko Cordial Corp.	49,200	738
Nikon Corp.	40,000	1,366
Nintendo Co. Ltd.	12,500	7,595
Nippon Building Fund, Inc.	60	841
Nippon Electric Glass Co. Ltd.	44,500	723
Nippon Express Co. Ltd.	104,000	532
Nippon Meat Packers, Inc.	25,000	252
Nippon Mining Holdings, Inc.	115,500	743
Nippon Oil Corp.	159,000	1,296
Nippon Paper Group, Inc.	116	349
Nippon Sheet Glass Co. Ltd.	84,000	423
Nippon Shokubai Co. Ltd.	3,000	29
Nippon Steel Corp.	729,000	4,493
Nippon Telegraph & Telephone Corp.	655	3,244
Nippon Yusen Kabushiki Kaisha	142,000	1,131
Nipponkoa Insurance Co. Ltd.	49,000	445
Nishi-Nippon City Bank (The) Ltd.	67,000	166
Nissan Chemical Industries Ltd.	18,000	235
Nissan Motor Co. Ltd.	288,200	3,123
Nisshin Seifun Group, Inc.	25,000	251
Nisshin Steel Co. Ltd.	107,000	375
Nisshinbo Industries, Inc.	17,000	208
Nissin Food Products Co. Ltd.	11,700	378
Nitori Co Ltd.	5,000	238
Nitto Denko Corp.	21,300	1,125
NOK Corp.	14,600	308
Nomura Holdings, Inc.	223,100	3,732
Nomura Real Estate Holdings, Inc.	7,000	171
Nomura Real Estate Office Fund, Inc.	33	311
Nomura Research Institute Ltd.	15,400	506
NORTHERN FUNDS QUARTERLY REPORT      8      EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
    SCHEDULE OF INVESTMENTS
    INTERNATIONAL EQUITY INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Japan - 19.4% – (continued)
NSK Ltd.	55,000	$571
NTN Corp.	53,000	460
NTT Data Corp.	166	740
NTT DoCoMo, Inc.	2,024	3,356
NTT Urban Development Corp.	155	247
Obayashi Corp.	87,000	439
Obic Co. Ltd.	970	180
Odakyu Electric Railway Co. Ltd.	83,000	529
OJI Paper Co. Ltd.	114,000	560
Oki Electric Industry Co. Ltd. *	50,000	78
Okuma Corp.	20,000	214
Okumura Corp.	13,000	63
Olympus Corp.	29,000	1,189
Omron Corp.	25,700	609
Ono Pharmaceutical Co. Ltd.	6,000	281
Onward Holdings Co. Ltd.	16,000	164
Oracle Corp. Japan	4,700	208
Oriental Land Co. Ltd.	6,500	393
ORIX Corp.	11,580	1,938
Osaka Gas Co. Ltd.	267,000	1,053
Osaka Titanium Technologies Co.	2,100	156
Otsuka Corp.	2,300	197
Pioneer Corp.	17,400	157
Promise Co. Ltd.	9,600	237
QP Corp.	5,000	52
Rakuten, Inc. *	854	416
Resona Holdings, Inc.	739	1,353
Ricoh Co. Ltd.	87,000	1,601
Rohm Co. Ltd.	12,900	1,124
Round One Corp.	17	34
Ryohin Keikaku Co. Ltd.	1,800	108
Sanken Electric Co. Ltd.	10,000	53
Sankyo Co. Ltd.	7,500	348
Santen Pharmaceutical Co. Ltd.	6,000	148
Sanwa Shutter Corp.	18,000	89
Sanyo Electric Co. Ltd. *	207,000	286
Sapporo Hokuyo Holdings, Inc.	42	378
Sapporo Holdings Ltd.	33,000	265
SBI Holdings, Inc.	1,301	354
Secom Co. Ltd.	26,500	1,452
Sega Sammy Holdings, Inc.	25,800	322
Seiko Epson Corp.	15,800	344
Seino Holdings Corp.	12,000	81
Sekisui Chemical Co. Ltd.	58,000	392
Sekisui House Ltd.	63,000	683
Seven & I Holdings Co. Ltd.	103,700	3,018
Sharp Corp.	126,000	2,259
Shikoku Electric Power Co., Inc.	9,300	249
Shimachu Co. Ltd.	4,900	139
Shimamura Co. Ltd.	2,800	237
Shimano, Inc.	8,700	313
Shimizu Corp.	77,000	335
Shin-Etsu Chemical Co. Ltd.	52,300	3,272
Shinko Electric Industries	6,900	139
Shinko Securities Co. Ltd.	74,000	307
Shinsei Bank Ltd.	214,000	787
Shionogi & Co. Ltd.	39,000	688
Shiseido Co. Ltd.	43,000	1,020
Shizuoka Bank (The) Ltd.	76,000	837
Showa Denko K.K.	149,000	535
Showa Shell Sekiyu K.K.	22,700	253
SMC Corp. of Japan	7,300	869
Softbank Corp.	93,200	1,920
Sojitz Corp.	135,200	487
Sompo Japan Insurance, Inc.	108,000	974
Sony Corp.	126,500	6,870
Sony Financial Holdings, Inc. *	121	460
Stanley Electric Co. Ltd.	20,800	518
Sumco Corp.	15,800	453
Sumitomo Chemical Co. Ltd.	202,000	1,798
Sumitomo Corp.	134,000	1,910
Sumitomo Electric Industries Ltd.	94,500	1,506
Sumitomo Heavy Industries Ltd.	72,000	662
Sumitomo Metal Industries Ltd.	523,000	2,417
Sumitomo Metal Mining Co. Ltd.	69,000	1,183
Sumitomo Mitsui Financial Group, Inc.	832	6,196
Sumitomo Realty & Development Co. Ltd.	49,000	1,206
Sumitomo Rubber Industries, Inc.	24,700	218
Sumitomo Trust & Banking (The) Co. Ltd.	164,000	1,093
Suruga Bank (The) Ltd.	20,000	217
Suzuken Co. Ltd.	9,400	335
Suzuki Motor Corp.	23,000	692
T&D Holdings, Inc.	25,500	1,321
Taiheiyo Cement Corp.	113,000	271
EQUITY INDEX FUNDS      9      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Japan - 19.4% – (continued)
Taisei Corp.	124,000	$334
Taisho Pharmaceutical Co. Ltd.	18,000	347
Taiyo Nippon Sanso Corp.	38,000	355
Taiyo Yuden Co. Ltd.	14,000	225
Takara Holdings, Inc.	19,000	115
Takashimaya Co. Ltd.	38,000	458
Takeda Pharmaceutical Co. Ltd.	107,100	6,266
Takefuji Corp.	14,570	350
TDK Corp.	16,000	1,188
Teijin Ltd.	115,000	492
Terumo Corp.	21,400	1,128
THK Co. Ltd.	17,800	360
TIS, Inc.	4,100	70
Tobu Railway Co. Ltd.	110,000	515
Toho Co. Ltd. of Tokyo	14,800	332
Tohoku Electric Power Co., Inc.	55,100	1,243
Tokai Rika Co. Ltd.	3,000	94
Tokuyama Corp.	30,000	300
Tokyo Broadcasting System, Inc.	2,000	43
Tokyo Electric Power Co., Inc.	153,500	3,979
Tokyo Electron Ltd.	21,600	1,320
Tokyo Gas Co. Ltd.	291,000	1,360
Tokyo Seimitsu Co. Ltd.	4,600	113
Tokyo Steel Manufacturing Co. Ltd.	13,700	152
Tokyo Tatemono Co. Ltd.	37,000	349
Tokyu Corp.	146,000	963
Tokyu Land Corp.	56,000	480
TonenGeneral Sekiyu K.K.	41,000	404
Toppan Printing Co. Ltd.	72,000	710
Toray Industries, Inc.	168,000	1,306
Toshiba Corp.	392,000	2,925
Tosoh Corp.	67,000	288
Toto Ltd.	37,000	293
Toyo Seikan Kaisha Ltd.	20,000	354
Toyo Suisan Kaisha Ltd.	12,000	218
Toyoda Gosei Co. Ltd.	9,100	321
Toyota Boshoku Corp.	5,000	162
Toyota Industries Corp.	23,400	955
Toyota Motor Corp.	342,000	18,422
Toyota Tsusho Corp.	27,200	736
Trend Micro, Inc. *	14,000	502
Ube Industries Ltd. of Japan	125,000	425
Uni-Charm Corp.	5,400	340
UNY Co. Ltd.	24,000	203
Urban Corp.	14,400	192
Ushio, Inc.	14,400	316
USS Co. Ltd.	3,130	194
Wacoal Holdings Corp.	9,000	118
West Japan Railway Co.	214	1,056
Yahoo! Japan Corp.	1,906	851
Yakult Honsha Co. Ltd.	13,300	307
Yamada Denki Co. Ltd.	10,910	1,243
Yamaha Corp.	22,500	514
Yamaha Motor Co. Ltd.	24,000	583
Yamato Holdings Co. Ltd.	52,000	751
Yamazaki Baking Co. Ltd.	5,000	49
Yaskawa Electric Corp.	24,000	324
Yokogawa Electric Corp.	26,800	294
Zeon Corp.	24,000	144

		348,732

Luxembourg - 0.6%
ArcelorMittal	114,843	8,831
Millicom International Cellular S.A. *	3,800	433
Oriflame Cosmetics S.A. SDR	2,600	166
SES FDR	17,528	459

		9,889

Malaysia - 0.0%
Genting International Cellular S.A. *	99,000	47

Netherlands - 4.7%
Aegon N.V.	184,147	3,231
Akzo Nobel N.V.	34,271	2,729
ASML Holding N.V. *	51,654	1,623
Corio N.V.	5,331	429
Corporate Express	12,835	100
European Aeronautic Defence & Space Co. N.V.	41,040	1,303
Fugro N.V. — CVA	7,479	573
Hagemeyer N.V.	44,813	306
Heineken Holding NV	6,171	348
Heineken N.V.	30,886	1,989
ING Groep N.V. — CVA	236,885	9,247
James Hardie Industries N.V.	52,064	293
Koninklijke Ahold N.V. *	159,162	2,210
Koninklijke DSM N.V.	17,649	825
Koninklijke Philips Electronics N.V.	144,079	6,245
NORTHERN FUNDS QUARTERLY REPORT      10      EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
    SCHEDULE OF INVESTMENTS
    INTERNATIONAL EQUITY INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Netherlands - 4.7% – (continued)
OCE N.V.	6,940	$125
Qiagen N.V. *	13,858	298
Randstad Holdings N.V.	6,737	268
Reed Elsevier N.V.	90,926	1,804
Royal Dutch Shell PLC, Class A (London Exchange)	458,006	19,294
Royal Dutch Shell PLC, Class B (London Exchange)	347,879	14,549
Royal KPN N.V.	243,137	4,398
SBM Offshore N.V.	16,577	520
TNT N.V.	50,634	2,107
TomTom N.V. *	6,010	449
Unilever N.V. (CVA)	216,181	7,916
Vedior N.V. — CVA	21,919	547
Wereldhave N.V.	1,787	194
Wolters Kluwer N.V.	36,978	1,208

		85,128

New Zealand - 0.1%
Auckland International Airport Ltd.	125,106	279
Contact Energy Ltd.	36,081	229
Fisher & Paykel Appliances Holdings Ltd.	21,744	57
Fisher & Paykel Healthcare Corp.	32,591	87
Fletcher Building Ltd.	62,758	554
Kiwi Income Property Trust	45,815	47
Sky City Entertainment Group Ltd.	51,077	181
Sky Network Television Ltd.	12,453	57
Telecom Corp. of New Zealand Ltd.	229,852	767
Vector Ltd.	24,079	41

		2,299

Norway - 1.0%
Aker Kvaerner ASA	21,150	558
DnB NOR ASA	92,600	1,404
Marine Harvest *	307,850	196
Norsk Hydro ASA	90,550	1,280
Orkla ASA	105,050	2,024
Petroleum Geo-Services ASA *	21,900	630
ProSafe ASA	24,150	416
Renewable Energy Corp. A/S *	21,700	1,085
Schibsted ASA	3,000	128
SeaDrill Ltd. *	32,800	790
StatoilHydro ASA	161,802	5,003
Storebrand ASA	52,362	542
Tandberg ASA	6,950	143
Telenor ASA *	105,900	2,503
TGS Nopec Geophysical Co ASA *	12,250	166
Tomra Systems ASA	22,050	155
Yara International ASA	22,400	1,029

		18,052

Portugal - 0.4%
Banco BPI S.A. (Registered)	31,336	243
Banco Comercial Portugues S.A. (Registered)	227,644	967
Banco Espirito Santo S.A. (Registered)	28,801	629
Brisa-Auto Estradas de Portugal S.A.	38,402	562
Cimpor Cimentos de Portugal S.A.	23,050	202
Energias de Portugal S.A.	253,543	1,648
Jeronimo Martins SGPS S.A.	14,347	113
Portugal Telecom, SGPS, S.A. (Registered)	99,622	1,294
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	23,761	331
Sonae Industria SGPS S.A. *	5,252	51
Sonae SGPS S.A.	112,786	324

		6,364

Singapore - 1.1%
Ascendas Real Estate Investment Trust	135,200	230
CapitaCommercial Trust	125,000	212
CapitaLand Ltd.	211,000	907
CapitaMall Trust	152,000	362
City Developments Ltd.	68,000	662
ComfortDelgro Corp. Ltd.	251,000	316
Cosco Corp. Singapore Ltd.	121,000	476
DBS Group Holdings Ltd.	143,000	2,027
Fraser and Neave Ltd.	110,000	445
Jardine Cycle & Carriage Ltd.	15,283	228
Keppel Corp. Ltd.	140,000	1,253
Keppel Land Ltd.	52,000	262
Neptune Orient Lines Ltd.	53,000	143
Olam International Ltd.	66,000	130
Oversea-Chinese Banking Corp.	324,400	1,872
Parkway Holdings Ltd.	70,050	191
SembCorp Industries Ltd.	134,600	538
SembCorp Marine Ltd.	113,400	316
Singapore Airlines Ltd.	67,067	803
Singapore Exchange Ltd.	104,000	951
Singapore Land Ltd.	6,000	33
Singapore Petroleum Co. Ltd.	6,000	31
EQUITY INDEX FUNDS      11      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Singapore - 1.1% – (continued)
Singapore Post Ltd.	138,000	$107
Singapore Press Holdings Ltd.	201,000	627
Singapore Technologies Engineering Ltd.	169,000	438
Singapore Telecommunications Ltd.	1,002,600	2,752
United Overseas Bank Ltd.	157,000	2,174
UOL Group Ltd.	66,700	208
Venture Corp. Ltd.	29,000	254
Wilmar International Ltd.	21,000	78
Wing Tai Holdings Ltd.	13,200	24
Yanlord Land Group Ltd.	27,000	62

		19,112

Spain - 4.3%
Abertis Infraestructuras S.A.	31,463	1,008
Acciona S.A.	3,609	1,134
Acerinox S.A.	20,688	506
ACS Actividades Cons y Serv	26,693	1,573
Altadis S.A.	32,290	2,347
Antena 3 de Television S.A.	8,862	135
Banco Bilbao Vizcaya Argentaria S.A.	475,648	11,683
Banco de Sabadell S.A.	64,243	692
Banco Popular Espanol S.A.	111,768	1,886
Banco Santander Central Hispano S.A.	792,050	17,113
Cintra Concesiones de Infraestructuras de Transporte S.A.	29,366	441
Corp. Mapfre S.A.	64,082	280
Fomento de Construcciones y Contratas S.A.	5,026	375
Gamesa Corp. Tecnologica S.A.	22,806	1,055
Gas Natural SDG S.A.	14,832	864
Gestevision Telecinco S.A.	12,913	327
Grupo Ferrovial S.A.	8,594	600
Iberdrola Renovables *	53,283	440
Iberdrola S.A.	474,285	7,180
Iberia (Lineas Aereas de Espana)	39,853	172
Inditex S.A.	28,231	1,717
Indra Sistemas S.A.	14,331	385
Promotora de Informaciones S.A. (Prisa)	6,248	116
Red Electrica de Espana	12,499	786
Repsol YPF S.A.	102,238	3,646
Sacyr Vallehermoso S.A.	11,180	430
Sociedad General de Aguas de Barcelona S.A., Class A	3,687	148
Sogecable S.A. *	6,629	264
Telefonica S.A.	543,781	17,575
Union Fenosa S.A.	14,649	983
Zardoya Otis S.A.	14,703	414
Zeltia S.A.	13,127	116

		76,391

Sweden - 2.2%
Alfa Laval AB	12,100	673
Assa Abloy AB, Class B	39,900	794
Atlas Copco AB, Class A	85,900	1,268
Atlas Copco AB, Class B	49,900	674
Axfood AB	1,900	76
Billerud AB	1,200	12
Boliden AB	37,000	458
Castellum AB	11,100	114
D Carnegie AB	5,800	113
Electrolux AB, Class B	33,300	555
Elekta AB, Class B	5,400	89
Eniro AB	10,400	93
Fabege AB	12,500	127
ForeningsSparbanken AB	21,700	608
Getinge AB, Class B	21,400	571
Hennes & Mauritz AB, Class B	59,850	3,617
Hoganas AB, Class B	2,700	57
Holmen AB, Class B	5,800	214
Husqvarna AB, Class B	34,900	412
Investor AB	27,300	614
Kungsleden AB	8,600	95
Lundin Petroleum AB *	30,200	312
Modern Times Group AB, Class B	6,600	461
Nobia AB	13,200	117
Nordea Bank AB	261,900	4,345
OMX AB	5,400	219
Sandvik AB	119,627	2,033
SAS AB *	6,500	83
Scania AB, Class B	46,100	1,090
Securitas AB, Class B	40,433	559
Securitas Direct AB, Class B *	31,900	127
Securitas Systems AB, Class B	31,900	113
Skandinaviska Enskilda Banken AB, Class A	58,511	1,480
Skanska AB, Class B	47,700	891
SKF AB, B Shares	51,200	858
Ssab Svenskt Stal AB, Class A	23,075	619
Ssab Svenskt Stal AB, Class B	10,312	250
NORTHERN FUNDS QUARTERLY REPORT      12      EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
    SCHEDULE OF INVESTMENTS
    INTERNATIONAL EQUITY INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
Sweden - 2.2% – (continued)
Svenska Cellulosa AB, Class B	72,000	$1,266
Svenska Handelsbanken AB, Class A	62,545	1,984
Swedish Match AB	33,700	802
Tele2 AB, Class B	39,000	776
Telefonaktiebolaget LM Ericsson, Class B	1,868,800	4,369
TeliaSonera AB	283,061	2,632
Trelleborg AB, Class B	4,700	98
Volvo AB, Class A	60,700	999
Volvo AB, Class B	137,200	2,301
Wihlborgs Fastigheter AB	1,440	25

		40,043

Switzerland - 6.9%
ABB Ltd. (Registered)	274,167	7,906
Actelion Ltd. *	11,134	507
Adecco S.A. (Registered)	17,131	919
Ciba Specialty Chemicals A.G. (Registered)	9,927	457
Compagnie Financiere Richemont A.G., Class A (Bearer)	65,810	4,491
Credit Suisse Group (Registered)	132,639	7,977
EFG International (Registered)	5,607	226
Geberit A.G. (Registered)	5,139	701
Givaudan S.A. (Registered)	843	810
Holcim Ltd. (Registered)	26,290	2,794
Julius Baer Holding A.G. (Registered)	13,931	1,133
Kudelski S.A. (Bearer)	2,913	57
Kuehne & Nagel International A.G. (Registered)	7,232	690
Kuoni Reisen Holding A.G. (Registered)	264	137
Lindt & Spruengli A.G.	76	262
Logitech International S.A. (Registered) *	21,758	790
Lonza Group A.G. (Registered)	5,685	684
Nestle S.A. (Registered)	49,656	22,758
Nobel Biocare Holding A.G. (Bearer)	3,047	806
Novartis A.G. (Registered)	292,440	15,935
OC Oerlikon Corp. A.G. (Registered) *	716	297
PSP Swiss Property A.G. (Registered) *	3,803	191
Rieter Holding A.G. (Registered)	386	170
Roche Holding A.G. (Genusschein)	88,586	15,262
Schindler Holding A.G.	5,559	355
SGS S.A. (Registered)	613	722
Sonova Holding A.G.	5,933	664
STMicroelectronics N.V.	86,072	1,225
Straumann Holding A.G. (Registered)	697	191
Sulzer A.G. (Registered)	380	552
Swatch Group A.G. (Bearer)	4,185	1,255
Swatch Group A.G. (Registered)	4,910	287
Swiss Life Holding (Registered) *	4,190	1,038
Swiss Reinsurance (Registered)	44,307	3,109
Swisscom A.G. (Registered)	2,903	1,128
Syngenta A.G. (Registered)	13,117	3,329
Synthes, Inc.	7,626	943
UBS A.G. (Registered)	262,277	12,183
Xstrata PLC	79,625	5,607
Zurich Financial Services A.G. (Registered)	18,343	5,399

		123,947

United Kingdom - 19.6%
3i Group PLC	49,644	987
Acergy S.A.	24,950	550
Aggreko PLC	16,430	172
Alliance & Leicester PLC	21,600	275
Amec PLC	42,760	709
Anglo American PLC	169,647	10,281
Antofagasta PLC	22,346	316
ARM Holdings PLC	171,454	420
Arriva PLC	14,383	225
Foods Associated British	20,592	367
PLC AstraZeneca PLC	186,802	8,026
Aviva PLC	327,298	4,347
BAE Systems PLC	442,220	4,331
Balfour Beatty PLC	49,298	483
Barclays PLC	861,063	8,722
Barratt Developments PLC	38,632	353
BBA Aviation PLC	42,547	173
Berkeley Group Holdings PLC *	10,745	291
BG Group PLC	424,459	9,772
BHP Billiton PLC	290,397	8,944
Biffa PLC	25,625	167
Bovis Homes Group PLC	11,970	145
BP PLC	2,403,211	29,389
British Airways PLC *	72,631	444
British American Tobacco PLC	192,105	7,564
British Energy Group PLC	128,549	1,395
British Land Co. PLC	65,858	1,228
British Sky Broadcasting PLC	143,640	1,761
Brixton PLC	24,029	140
EQUITY INDEX FUNDS      13      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
United Kingdom - 19.6% – (continued)
BT Group PLC	1,021,231	$5,510
Bunzl PLC	40,578	569
Burberry Group PLC	52,395	590
Cable & Wireless PLC	304,223	1,122
Cadbury Schweppes PLC	265,178	3,305
Capita Group PLC	76,642	1,072
Carnival PLC	21,243	932
Carphone Warehouse Group PLC	49,180	335
Cattles PLC	32,715	191
Centrica PLC	463,636	3,295
Charter PLC *	18,153	285
Close Brothers Group PLC	8,487	159
Cobham PLC	136,385	564
Compass Group PLC	245,341	1,496
Cookson Group PLC	20,541	287
CSR PLC *	12,382	147
Daily Mail & General Trust, Class A	33,322	326
Davis Service Group PLC	17,643	178
De La Rue PLC	9,570	185
Diageo PLC	331,074	7,086
DSG International PLC	244,221	477
Electrocomponents PLC	28,820	119
Emap PLC	24,775	450
Enterprise Inns PLC	65,983	636
FirstGroup PLC	55,684	899
FKI PLC	53,448	62
Friends Provident PLC	220,477	713
G4S PLC	143,853	695
Galiform PLC *	56,332	101
GKN PLC	83,765	467
GlaxoSmithKline PLC	711,465	18,054
Great Portland Estates PLC	19,162	182
Hammerson PLC	37,195	757
Hays PLC	174,773	399
HBOS PLC	470,864	6,827
Home Retail Group	106,021	681
HSBC Holdings PLC	1,484,115	24,894
ICAP PLC	62,666	902
IMI PLC	39,225	305
Imperial Chemical Industries PLC	150,954	2,004
Imperial Tobacco Group PLC	85,412	4,650
Inchcape PLC	51,794	387
Intercontinental Hotels Group PLC	38,350	669
International Power PLC	189,130	1,698
Intertek Group PLC	10,070	197
Invensys PLC *	94,997	424
Investec PLC	47,129	429
ITV PLC	473,487	800
Johnson Matthey PLC	26,794	998
Kazakhmys PLC	11,952	323
Kelda Group PLC	32,787	706
Kesa Electricals PLC	62,459	288
Kingfisher PLC	309,856	892
Ladbrokes PLC	74,996	479
Land Securities Group PLC	58,723	1,746
Legal & General Group PLC	816,329	2,112
Liberty International PLC	30,561	650
Lighthouse Caledonia ASA *	2,617	2
Lloyds TSB Group PLC	711,569	6,635
LogicaCMG PLC	191,866	447
London Stock Exchange Group PLC	18,571	728
Lonmin PLC	9,329	576
Man Group PLC	205,043	2,358
Marks & Spencer Group PLC	214,506	2,376
Meggitt PLC	80,662	531
Michells & Butlers PLC	48,794	409
Misys PLC	42,248	154
Mondi PLC	43,030	361
Morrison WM Supermarkets PLC	148,241	956
National Express Group PLC	15,984	390
National Grid PLC	331,593	5,482
Next PLC	27,531	883
Old Mutual PLC	661,797	2,194
Pearson PLC	101,794	1,479
Persimmon PLC	36,231	577
Premier Farnell PLC	35,671	103
Prudential PLC	310,161	4,359
Punch Taverns PLC	34,943	529
Rank Group PLC	49,456	89
Reckitt Benckiser Group PLC	76,448	4,416
Reed Elsevier PLC *	163,536	2,200
Rentokil Initial PLC	232,295	555
Resolution PLC	86,858	1,229
Reuters Group PLC	160,542	2,025
NORTHERN FUNDS QUARTERLY REPORT      14       EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     INTERNATIONAL EQUITY INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% – CONTINUED
United Kingdom - 19.6% – (continued)
Rexam PLC	78,881	$653
Rio Tinto PLC	125,657	13,164
Rolls-Royce Group PLC *	229,416	2,480
Royal & Sun Alliance Insurance Group PLC	404,295	1,185
Royal Bank of Scotland Group PLC	1,262,323	11,348
SABMiller PLC	113,781	3,201
Sage Group PLC	166,820	760
Sainsbury (J.) PLC	196,723	1,656
Schroders PLC	14,039	361
Scottish & Newcastle PLC	100,745	1,484
Scottish & Southern Energy PLC	109,128	3,545
Segro PLC	49,939	464
Serco Group PLC	57,233	523
Severn Trent PLC	28,775	870
Shire PLC	33,961	780
Signet Group PLC	197,982	273
Smith & Nephew PLC	115,027	1,322
Smiths Group PLC	48,208	966
SSL International PLC	15,985	169
Stagecoach Group PLC	60,486	339
Standard Chartered PLC	84,205	3,058
Standard Life PLC	270,346	1,375
Stolt-Nielsen S.A.	3,100	92
Tate & Lyle PLC	57,397	504
Taylor Woodrow PLC	141,900	567
Tesco PLC	992,149	9,368
Thomas Cook Group PLC *	54,239	302
Tomkins PLC	100,984	357
Travis Perkins PLC	13,997	333
Trinity Mirror PLC	30,240	208
TUI Travel PLC *	61,355	356
Tullet Prebon PLC	19,798	183
Tullow Oil PLC	88,877	1,147
Unilever PLC	166,033	6,226
United Business Media PLC	30,013	385
United Utilities PLC	110,975	1,661
Vedanta Resources PLC	8,245	332
Vodafone Group PLC	6,684,011	24,910
Whitbread PLC	23,862	661
William Hill PLC	48,223	500
Wolseley PLC	84,635	1,241
WPP Group PLC	144,729	1,853
Yell Group PLC	95,794	759

		350,647

Total Common Stocks

(Cost $1,365,282)		1,744,292

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Fresenius SE	3,657	304
Henkel KGaA	22,283	1,249
Porsche A.G.	1,109	2,235
ProSieben SAT.1 Media A.G.	10,433	248
RWE A.G.	4,062	492
Volkswagen A.G.	13,646	1,982

		6,510

Italy - 0.0%
Istituto Finanziario Industriale S.p.A. *	9,345	312
Unipol S.p.A.	116,121	366

		678

Total Preferred Stocks

(Cost $4,218)		7,188

RIGHTS - 0.0%
Wharf Holdings Ltd. *	20,000	28

Total Rights

(Cost $ -)		28

NUMBER
	OF	VALUE
	WARRANTS	(000S)
WARRANTS - 0.0%
Dowa Mining Co. Ltd., Exp. 1/29/10, Strike 1.00 Yen *	30,000	—

Total Warrants

(Cost $ -)		—

EQUITY INDEX FUNDS       15       NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 0.0%
Natixis, Grand Cayman,
Eurodollar Time Deposit,
3.50%, 1/2/08	$21	$21

Total Short-Term Investment

(Cost $21)		21

Total Investments - 97.7%

(Cost $1,369,521)		1,751,529
Other Assets less Liabilities - 2.3%		40,884

NET ASSETS - 100.0%		$1,792,413

* Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2007, the International Equity Index Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	GAIN (LOSS)
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)
DJ Euro Stoxx 50	227	$14,720	Long	3/08	$71
FTSE 100 Index	58	7,452	Long	3/08	67
Hang Seng Index	8	1,432	Long	1/08	(25)
SPI 200	13	1,812	Long	3/08	10
TOPIX Index	46	6	Long	3/08	(170)

Total					$(47)
At December 31, 2007, the International Equity Index Fund’s investments were denominated in the following currencies:

% OF LONG-TERM
CONCENTRATION BY CURRENCY	INVESTMENTS
Euro	36.7%
British Pound	22.3
Japanese Yen	19.9
Swiss Franc	6.7
Australian Dollar	6.5
All other currencies less than 5%	7.9

Total	100.0%
At December 31, 2007, the industry sectors for the International Equity Index Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	10.8%
Consumer Staples	8.5
Energy	7.9
Financials	26.7
Health Care	6.3
Industrials	12.1
Information Technology	5.5
Materials	10.0
Telecommunication Services	6.3
Utilities	5.9

Total	100.0%
NORTHERN FUNDS QUARTERLY REPORT      16       EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS	DECEMBER 31, 2007 (UNAUDITED)
     INTERNATIONAL EQUITY INDEX FUND
At December 31, 2007, the International Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

	AMOUNT	IN	AMOUNT
CONTRACTS	(LOCAL	EXCHANGE	(LOCAL		UNREALIZED
TO DELIVER	CURRENCY)	FOR	CURRENCY)	SETTLEMENT	GAIN (LOSS)
CURRENCY	(000S)	CURRENCY	(000S)	DATE	(000S)
Australian Dollar	2,252	U.S. Dollar	1,975	1/02/08	$(2)
British Pound	2,873	U.S. Dollar	5,731	1/02/08	12
Euro	5,270	U.S. Dollar	7,701	1/02/08	(5)
Hong Kong Dollar	4,037	U.S. Dollar	517	1/02/08	—
Singapore Dollar	403	U.S. Dollar	279	1/02/08	(2)
Swiss Franc	2,018	U.S. Dollar	1,770	1/03/08	(13)
Euro	1,452	U.S. Dollar	2,122	1/03/08	(2)
Danish Krone	1,215	U.S. Dollar	238	1/03/08	—
New Zealand Dollar	57	U.S. Dollar	44	1/03/08	—
Norwegian Krone	1,028	U.S. Dollar	188	1/03/08	(1)
Swedish Krona	3,488	U.S. Dollar	538	1/03/08	(2)
Japanese Yen	610,550	U.S. Dollar	5,373	1/07/08	(100)
Australian Dollar	3,161	U.S. Dollar	2,700	3/19/08	(61)
British Pound	4,518	U.S. Dollar	9,000	3/19/08	26
Euro	13,205	U.S. Dollar	19,000	3/19/08	(320)
Hong Kong Dollar	7,776	U.S. Dollar	1,000	3/19/08	—
Japanese Yen	897,928	U.S. Dollar	8,000	3/19/08	(107)
		Australian
U.S. Dollar	400	Dollar	460	3/19/08	1
		Australian
U.S. Dollar	1,329	Dollar	1,542	3/19/08	18
		Australian
U.S. Dollar	700	Dollar	800	3/19/08	—
		British
U.S. Dollar	3,000	Pound	1,513	3/19/08	6
		British
U.S. Dollar	600	Pound	295	3/19/08	(14)
		British
U.S. Dollar	8,419	Pound	4,169	3/19/08	(139)
U.S. Dollar	8,700	Euro	5,954	3/19/08	11
U.S. Dollar	19,280	Euro	13,344	3/19/08	244
		Hong
		Kong
U.S. Dollar	327	Dollar	2,542	3/19/08	—
		Hong
		Kong
U.S. Dollar	500	Dollar	3,887	3/19/08	—
		Japanese
U.S. Dollar	3,000	Yen	332,662	3/19/08	3
		Japanese
U.S. Dollar	9,619	Yen	1,081,486	3/19/08	73

Total					$(374)
Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows:(Amounts in thousands)

Federal tax cost of investments	$1,369,521

Gross tax appreciation of investments	$424,077
Gross tax depreciation of investments	(42,069)

Net tax appreciation of investments	$382,008

EQUITY INDEX FUNDS       17       NORTHERN FUNDS QUARTERLY REPORT

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     MID CAP INDEX FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.8%
Advertising - 0.5%
Getty Images, Inc. *	15,800	$458
Harte-Hanks, Inc.	14,500	251
Lamar Advertising Co., Class A	27,200	1,308

		2,017

Aerospace/Defense - 0.8%
Alliant Techsystems, Inc. *	11,189	1,273
BE Aerospace, Inc. *	23,900	1,264
DRS Technologies, Inc.	14,000	760

		3,297

Agriculture - 0.1%
Universal Corp. of Virginia	8,800	451

Airlines - 0.2%
Airtran Holdings, Inc. *	29,600	212
Alaska Air Group, Inc. *	14,000	350
JetBlue Airways Corp. *	61,750	364

		926

Apparel - 0.6%
Hanesbrands, Inc. *	32,900	894
Phillips-Van Heusen Corp.	19,300	711
Timberland (The) Co., Class A *	16,600	300
Warnaco Group (The), Inc. *	15,600	543

		2,448

Auto Manufacturers - 0.3%
Oshkosh Truck Corp.	25,300	1,196

Auto Parts & Equipment - 0.8%
ArvinMeritor, Inc.	24,900	292
BorgWarner, Inc.	39,700	1,922
Lear Corp. *	26,200	725
Modine Manufacturing Co.	9,600	158

		3,097

Banks - 2.6%
Associated Banc-Corp	43,582	1,181
Bank of Hawaii Corp.	15,600	798
Cathay General Bancorp	15,500	411
City National Corp. of California	14,800	881
Colonial BancGroup (The), Inc.	52,500	711
Cullen/Frost Bankers, Inc.	19,600	993
First Community Bancorp, Inc. of California	10,400	429
FirstMerit Corp.	29,200	584
SVB Financial Group *	12,400	625
Synovus Financial Corp. *	112,500	1,146
TCF Financial Corp.	37,300	669
Webster Financial Corp.	17,272	552
Westamerica Bancorporation	11,200	499
Wilmington Trust Corp.	21,600	760

		10,239

Beverages - 0.4%
Hansen Natural Corp. *	20,500	908
PepsiAmericas, Inc.	20,500	683

		1,591

Biotechnology - 1.8%
Affymetrix, Inc. *	23,700	548
Charles River Laboratories International, Inc. *	23,264	1,531
Invitrogen Corp. *	15,900	1,485
Millennium Pharmaceuticals, Inc. *	110,600	1,657
PDL BioPharma, Inc. *	40,116	703
Vertex Pharmaceuticals, Inc. *	45,700	1,062

		6,986

Building Materials - 0.5%
Martin Marietta Materials, Inc.	14,286	1,894

Chemicals - 3.5%
Airgas, Inc.	28,300	1,475
Albemarle Corp.	27,300	1,126
Cabot Corp.	22,400	747
CF Industries Holdings, Inc.	16,400	1,805
Chemtura Corp.	80,300	626
Cytec Industries, Inc.	14,400	887
Ferro Corp.	13,000	269
FMC Corp.	25,900	1,413
Lubrizol Corp.	23,500	1,273
Minerals Technologies, Inc.	5,900	395
Olin Corp.	25,500	493
RPM International, Inc.	40,700	826
Sensient Technologies Corp.	15,100	427
Terra Industries, Inc. *	31,800	1,519
Valspar Corp.	33,400	753

		14,034

Coal - 0.6%
Arch Coal, Inc.	49,000	2,202

Commercial Services - 4.6%
Alliance Data Systems Corp. *	27,100	2,032
Avis Budget Group, Inc. *	34,720	451
Career Education Corp. *	31,200	784
EQUITY INDEX FUNDS       1       NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.8% – CONTINUED
Commercial Services - 4.6% – (continued)
ChoicePoint, Inc. *	26,300	$958
Corinthian Colleges, Inc. *	29,400	453
Corporate Executive Board Co.	13,100	787
Deluxe Corp.	17,800	586
DeVry, Inc.	20,500	1,065
Gartner, Inc. *	22,800	400
ITT Educational Services, Inc. *	10,100	861
Kelly Services, Inc., Class A	6,800	127
Korn/Ferry International *	16,600	312
Manpower, Inc.	27,700	1,576
MPS Group, Inc. *	33,100	362
Navigant Consulting, Inc. *	15,500	212
Pharmaceutical Product Development, Inc.	35,800	1,445
Quanta Services, Inc. *	59,100	1,551
Rent-A-Center, Inc. *	24,700	359
Rollins, Inc.	12,900	248
Service Corp. International	99,000	1,391
Sotheby’s	22,400	854
Strayer Education, Inc.	5,200	887
TravelCenters of America LLC — Fractional Shares *	80,000	—
United Rentals, Inc. *	26,200	481
Valassis Communications, Inc. *	16,400	192

		18,374

Computers - 2.7%
Cadence Design Systems, Inc. *	92,100	1,567
Diebold, Inc.	21,800	632
DST Systems, Inc. *	17,720	1,463
Henry (Jack) & Associates, Inc.	27,000	657
Imation Corp.	13,400	281
Mentor Graphics Corp. *	28,700	309
NCR Corp. *	62,000	1,556
Palm, Inc.	35,900	228
SRA International, Inc., Class A *	13,800	406
Synopsys, Inc. *	49,600	1,286
Western Digital Corp. *	75,400	2,278

		10,663

Cosmetics/Personal Care - 0.2%
Alberto-Culver Co.	27,300	670

Distribution/Wholesale - 0.9%
Fastenal Co.	43,100	1,742
Ingram Micro, Inc., Class A *	51,200	924
Tech Data Corp. *	19,600	739

		3,405

Diversified Financial Services - 1.4%
AmeriCredit Corp. *	40,400	517
Eaton Vance Corp.	42,300	1,921
IndyMac Bancorp, Inc.	29,900	178
Jefferies Group, Inc.	37,300	860
Raymond James Financial, Inc.	32,200	1,051
Waddell & Reed Financial, Inc., Class A	28,600	1,032

		5,559

Electric - 5.2%
Alliant Energy Corp.	37,800	1,538
Aquila, Inc. *	119,800	447
Black Hills Corp.	12,800	564
DPL, Inc.	40,500	1,201
Energy East Corp.	54,600	1,486
Great Plains Energy, Inc.	32,900	965
Hawaiian Electric Industries, Inc.	26,500	603
Idacorp, Inc.	17,100	602
MDU Resources Group, Inc.	61,950	1,710
Northeast Utilities	53,300	1,669
NSTAR	35,500	1,286
OGE Energy Corp.	31,400	1,139
PNM Resources, Inc.	26,285	564
Puget Energy, Inc.	40,100	1,100
SCANA Corp.	40,000	1,686
Sierra Pacific Resources	79,300	1,347
Westar Energy, Inc.	34,100	885
Wisconsin Energy Corp.	40,100	1,953

		20,745

Electrical Components & Equipment - 1.3%
Ametek, Inc.	36,550	1,712
Energizer Holdings, Inc. *	19,600	2,197
Hubbell, Inc., Class B	21,100	1,089

		4,998

Electronics - 2.6%
Amphenol Corp., Class A	61,048	2,831
Arrow Electronics, Inc. *	41,700	1,638
Avnet, Inc. *	51,800	1,811
Gentex Corp.	49,500	880
Kemet Corp. *	29,900	198
National Instruments Corp.	18,500	617
NORTHERN FUNDS QUARTERLY REPORT      2      EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     MID CAP INDEX FUND ( continued )

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.8% – CONTINUED
Electronics - 2.6% – (continued)
Thomas & Betts Corp. *	17,500	$858
Varian, Inc. *	9,900	646
Vishay Intertechnology, Inc. *	62,200	710

		10,189

Engineering & Construction - 1.1%
Dycom Industries, Inc. *	13,500	360
Granite Construction, Inc.	12,000	434
KBR, Inc. *	58,000	2,251
URS Corp. *	27,300	1,483

		4,528

Entertainment - 0.4%
International Speedway Corp., Class A	10,900	449
Macrovision Corp. *	18,200	334
Scientific Games Corp., Class A *	22,300	741

		1,524

Environmental Control - 1.0%
Mine Safety Appliances Co.	9,600	498
Republic Services, Inc.	55,050	1,726
Stericycle, Inc. *	29,800	1,770

		3,994

Food - 1.2%
Corn Products International, Inc.	25,700	944
Hormel Foods Corp.	26,300	1,065
JM Smucker (The) Co.	19,700	1,013
Ruddick Corp.	13,200	458
Smithfield Foods, Inc. *	40,000	1,157
Tootsie Roll Industries, Inc.	7,483	205

		4,842

Forest Products & Paper - 0.7%
Louisiana-Pacific Corp.	35,300	483
Potlatch Corp.	12,528	557
Rayonier, Inc.	26,650	1,259
Temple-Inland, Inc. * (1)	36,400	655

		2,954

Gas - 0.9%
AGL Resources, Inc.	24,900	937
Energen Corp.	24,600	1,580
Vectren Corp.	23,900	693
WGL Holdings, Inc.	16,800	551

		3,761

Hand/Machine Tools - 0.5%
Kennametal, Inc.	26,700	1,011
Lincoln Electric Holdings, Inc.	14,500	1,032

		2,043

Healthcare — Products - 5.4%
Advanced Medical Optics, Inc. *	19,700	483
Beckman Coulter, Inc.	22,000	1,602
Dentsply International, Inc.	51,900	2,336
Edwards Lifesciences Corp. *	18,800	865
Gen-Probe, Inc. *	18,400	1,158
Henry Schein, Inc. *	30,700	1,885
Hillenbrand Industries, Inc.	20,900	1,165
Hologic, Inc. *	42,956	2,948
Intuitive Surgical, Inc. *	13,100	4,251
Kinetic Concepts, Inc. *	18,500	991
Resmed, Inc. *	26,500	1,392
STERIS Corp.	21,100	608
Techne Corp. *	13,200	872
Ventana Medical Systems, Inc. *	10,900	951

		21,507

Healthcare — Services - 2.5%
Apria Healthcare Group, Inc. *	15,600	337
Community Health Systems, Inc. *	32,700	1,205
Covance, Inc. *	21,900	1,897
Health Management Associates, Inc., Class A	80,300	480
Health Net, Inc. *	37,700	1,821
Kindred Healthcare, Inc. *	10,200	255
LifePoint Hospitals, Inc. *	19,900	592
Lincare Holdings, Inc. *	28,000	984
Psychiatric Solutions, Inc. *	18,800	611
Universal Health Services, Inc., Class B	19,289	988
WellCare Health Plans, Inc. *	14,200	602

		9,772

Home Builders - 0.8%
Hovnanian Enterprises, Inc., Class A *	12,800	92
MDC Holdings, Inc.	11,900	442
NVR, Inc. *	1,725	904
Ryland Group, Inc.	14,400	397
Thor Industries, Inc.	11,900	452
Toll Brothers, Inc. *	42,500	852

		3,139

Home Furnishings - 0.0%
Furniture Brands International, Inc.	18,900	190

EQUITY INDEX FUNDS       3      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.8% – CONTINUED
Household Products/Wares - 0.8%
American Greetings Corp., Class A	21,000	$426
Blyth, Inc.	7,100	156
Church & Dwight, Inc.	22,600	1,222
Scotts Miracle-Gro (The) Co., Class A	16,300	610
Tupperware Brands Corp.	21,100	697

		3,111

Insurance - 4.1%
American Financial Group, Inc. of Ohio	24,900	719
Brown & Brown, Inc.	37,600	884
Commerce Group, Inc.	16,400	590
Everest Re Group Ltd.	22,100	2,219
Fidelity National Financial, Inc., Class A	73,877	1,079
First American Corp.	31,421	1,072
Gallagher (Arthur J.) & Co.	34,000	822
Hanover Insurance Group (The), Inc.	16,928	775
HCC Insurance Holdings, Inc.	39,400	1,130
Horace Mann Educators Corp.	13,000	246
Mercury General Corp.	11,000	548
Old Republic International Corp.	78,200	1,205
PMI Group (The), Inc.	27,800	369
Protective Life Corp.	24,000	985
Radian Group, Inc.	28,700	335
StanCorp Financial Group, Inc.	17,241	869
Unitrin, Inc.	17,100	821
W.R. Berkley Corp.	55,175	1,645

		16,313

Internet - 1.2%
Avocent Corp. *	16,400	382
Digital River, Inc. *	14,400	476
F5 Networks, Inc. *	29,100	830
McAfee, Inc. *	54,600	2,047
NetFlix, Inc. *	16,400	437
ValueClick, Inc. *	34,000	745

		4,917

Iron/Steel - 1.5%
Carpenter Technology Corp.	16,800	1,263
Cleveland-Cliffs, Inc.	14,500	1,461
Reliance Steel & Aluminum Co.	22,400	1,214
Steel Dynamics, Inc.	33,100	1,972

		5,910

Leisure Time - 0.2%
Callaway Golf Co.	20,900	364
Life Time Fitness, Inc. *	11,500	572

		936

Lodging - 0.2%
Boyd Gaming Corp.	19,600	668

Machinery - Construction & Mining - 0.6%
Joy Global, Inc.	37,050	2,439

Machinery - Diversified - 2.0%
AGCO Corp. *	31,400	2,135
Flowserve Corp.	19,600	1,885
Graco, Inc.	23,700	883
IDEX Corp.	26,900	972
Nordson Corp.	11,500	667
Wabtec Corp.	17,100	589
Zebra Technologies Corp., Class A *	23,300	808

		7,939

Media - 0.5%
Belo Corp., Class A	30,100	525
Entercom Communications Corp., Class A	8,700	119
Lee Enterprises, Inc.	13,900	204
Media General, Inc., Class A	8,600	183
Scholastic Corp. *	10,100	352
Wiley (John) & Sons, Inc., Class A	14,800	634

		2,017

Metal Fabrication/Hardware - 0.7%
Commercial Metals Co.	41,300	1,216
Timken (The) Co.	32,400	1,065
Worthington Industries, Inc.	22,500	402

		2,683

Miscellaneous Manufacturing - 3.3%
Brink’s (The) Co.	16,400	980
Carlisle Cos., Inc.	20,400	755
Crane Co.	16,600	712
Donaldson Co., Inc.	24,000	1,113
Federal Signal Corp.	13,700	154
Harsco Corp.	28,800	1,845
Lancaster Colony Corp.	6,700	266
Matthews International Corp., Class A	9,800	459
Pentair, Inc.	34,100	1,187
Roper Industries, Inc.	30,500	1,908
SPX Corp.	17,900	1,841
Teleflex, Inc.	14,100	888
NORTHERN FUNDS QUARTERLY REPORT       4      EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     MID CAP INDEX FUND ( continued )

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.8% – CONTINUED
Miscellaneous Manufacturing - 3.3% – (continued)
Trinity Industries, Inc.	28,050	$779

		12,887

Office Furnishings - 0.3%
Herman Miller, Inc.	20,900	677
HNI Corp.	15,500	543

		1,220

Oil & Gas - 5.8%
Bill Barrett Corp. *	11,600	486
Cimarex Energy Co.	28,200	1,199
Denbury Resources, Inc. *	84,200	2,505
Encore Acquisition Co. *	19,100	637
Forest Oil Corp. *	29,700	1,510
Frontier Oil Corp.	36,100	1,465
Helmerich & Payne, Inc.	35,700	1,430
Newfield Exploration Co. *	44,800	2,361
Patterson-UTI Energy, Inc.	53,100	1,036
Pioneer Natural Resources Co.	40,900	1,998
Plains Exploration & Production Co. *	38,626	2,086
Pride International, Inc. *	57,200	1,939
Quicksilver Resources, Inc. *	17,800	1,061
Southwestern Energy Co. *	58,400	3,254

		22,967

Oil & Gas Services - 2.9%
Cameron International Corp. *	75,000	3,610
Exterran Holdings, Inc. *	22,500	1,840
FMC Technologies, Inc. *	44,600	2,529
Grant Prideco, Inc. *	43,500	2,414
Superior Energy Services, Inc. *	28,000	964

		11,357

Packaging & Containers - 0.5%
Packaging Corp. of America	31,800	897
Sonoco Products Co.	34,100	1,114

		2,011

Pharmaceuticals - 2.2%
Cephalon, Inc. *	23,000	1,651
Endo Pharmaceuticals Holdings, Inc. *	45,800	1,221
Medicis Pharmaceutical Corp., Class A	20,100	522
NBTY, Inc. *	19,000	521
Omnicare, Inc.	40,900	933
Par Pharmaceutical Cos., Inc. *	13,500	324
Perrigo Co.	26,600	931
Sepracor, Inc. *	38,400	1,008
Valeant Pharmaceuticals International *	29,300	351
VCA Antech, Inc. *	28,700	1,269

		8,731

Pipelines - 1.3%
Equitable Resources, Inc.	41,700	2,222
National Fuel Gas Co.	30,500	1,424
Oneok, Inc.	35,500	1,589

		5,235

Real Estate - 0.2%
Jones Lang LaSalle, Inc.	12,700	904

Real Estate Investment Trusts - 5.0%
Alexandria Real Estate Equities, Inc.	10,900	1,108
AMB Property Corp.	33,900	1,951
BRE Properties, Inc.	17,500	709
Camden Property Trust	19,400	934
Cousins Properties, Inc.	12,700	281
Duke Realty Corp.	49,900	1,301
Equity One, Inc.	11,200	258
Federal Realty Investment Trust	19,500	1,602
Health Care REIT, Inc.	28,500	1,274
Highwoods Properties, Inc.	18,600	547
Hospitality Properties Trust	32,538	1,048
Liberty Property Trust	31,300	902
Macerich (The) Co.	24,749	1,759
Mack-Cali Realty Corp.	25,100	853
Nationwide Health Properties, Inc.	31,200	979
Realty Income Corp.	34,600	935
Regency Centers Corp.	23,866	1,539
UDR, Inc.	46,000	913
Weingarten Realty Investors	26,218	824

		19,717

Retail - 6.0%
99 Cents Only Stores *	17,100	136
Advance Auto Parts, Inc.	34,550	1,313
Aeropostale, Inc. *	22,900	607
American Eagle Outfitters, Inc.	73,000	1,516
AnnTaylor Stores Corp. *	20,800	532
Barnes & Noble, Inc.	16,500	568
BJ’s Wholesale Club, Inc. *	22,000	744
Bob Evans Farms, Inc.	13,000	350
Borders Group, Inc.	22,100	235
EQUITY INDEX FUNDS      5      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.8% – CONTINUED
Retail - 6.0% – (continued)
Brinker International, Inc.	34,900	$683
Carmax, Inc. *	75,400	1,489
CBRL Group, Inc.	9,444	306
Charming Shoppes, Inc. *	42,804	232
Cheesecake Factory (The), Inc. *	26,000	616
Chico’s FAS, Inc. *	59,100	534
Chipotle Mexican Grill, Inc., Class A *	11,300	1,662
Coldwater Creek, Inc. *	20,496	137
Collective Brands, Inc. *	22,400	390
Copart, Inc. *	24,100	1,025
Dick’s Sporting Goods, Inc. *	27,700	769
Dollar Tree Stores, Inc. *	31,500	817
Foot Locker, Inc.	51,200	699
Guess?, Inc.	18,900	716
MSC Industrial Direct Co., Class A	16,700	676
O’Reilly Automotive, Inc. *	39,000	1,265
Pacific Sunwear of California, Inc. *	24,200	341
PetSmart, Inc.	44,100	1,038
Regis Corp.	13,500	377
Ross Stores, Inc.	46,400	1,186
Ruby Tuesday, Inc.	16,600	162
Saks, Inc. *	49,300	1,024
Urban Outfitters, Inc. *	38,600	1,052
Williams-Sonoma, Inc.	30,100	780

		23,977

Savings & Loans - 0.9%
Astoria Financial Corp.	28,000	651
First Niagara Financial Group, Inc.	36,082	434
New York Community Bancorp, Inc.	111,808	1,966
Washington Federal, Inc.	31,200	659

		3,710

Semiconductors - 2.6%
Atmel Corp. *	153,900	665
Cree, Inc. *	29,200	802
Cypress Semiconductor Corp. *	54,600	1,967
Fairchild Semiconductor International, Inc. *	40,600	586
Integrated Device Technology, Inc. *	65,130	737
International Rectifier Corp. *	24,800	842
Intersil Corp., Class A	44,800	1,097
Lam Research Corp. *	46,700	2,019
Semtech Corp. *	23,700	368
Silicon Laboratories, Inc. *	18,900	707
TriQuint Semiconductor, Inc. *	53,600	355

		10,145

Software - 3.6%
ACI Worldwide, Inc. *	13,700	261
Activision, Inc. *	99,844	2,965
Acxiom Corp.	25,975	305
Advent Software, Inc. *	6,700	362
Broadridge Financial Solutions, Inc.	47,700	1,070
Cerner Corp. *	22,500	1,269
CSG Systems International, Inc. *	14,300	210
Dun & Bradstreet Corp.	19,887	1,763
Fair Isaac Corp.	17,400	559
Global Payments, Inc.	27,100	1,261
Metavante Technologies, Inc. *	29,400	686
MoneyGram International, Inc.	28,300	435
Parametric Technology Corp. *	39,700	709
SEI Investments Co.	43,100	1,387
Sybase, Inc. *	30,213	788
Wind River Systems, Inc. *	24,000	214

		14,244

Telecommunications - 3.0%
3Com Corp. *	135,900	614
ADC Telecommunications, Inc. *	40,200	625
Adtran, Inc.	21,300	455
Cincinnati Bell, Inc. *	85,100	404
CommScope, Inc. *	22,388	1,102
Foundry Networks, Inc. *	51,500	902
Harris Corp.	46,900	2,940
NeuStar, Inc., Class A *	26,200	751
Plantronics, Inc.	15,600	406
Polycom, Inc. *	31,100	864
RF Micro Devices, Inc. *	99,300	567
Telephone & Data Systems, Inc.	36,400	2,279

		11,909

Textiles - 0.4%
Mohawk Industries, Inc. *	19,000	1,414

Transportation - 1.4%
Alexander & Baldwin, Inc.	13,900	718
Con-way, Inc.	15,491	643
Hunt (J.B.) Transport Services, Inc.	30,000	827
Kansas City Southern *	26,300	903
Overseas Shipholding Group	9,700	722
NORTHERN FUNDS QUARTERLY REPORT      6      EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     MID CAP INDEX FUND
DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.8% – CONTINUED
Transportation - 1.4% – (continued)
Tidewater, Inc.	18,800	$1,031
Werner Enterprises, Inc.	18,100	308
YRC Worldwide, Inc. *	19,400	332

		5,484

Trucking & Leasing - 0.2%
GATX Corp.	16,559	607

Water - 0.3%
Aqua America, Inc.	48,366	1,025

Total Common Stocks

(Cost $361,701)		387,712

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 2.3%
Natixis, Grand Cayman,
Eurodollar Time Deposit,
3.50%, 1/2/08	$8,397	8,397
U.S. Treasury Bill, (2) 4.51%, 1/17/08	655	654

Total Short-Term Investments

(Cost $9,051)		9,051

Total Investments - 100.1%

(Cost $370,752)		396,763
Liabilities less Other Assets - (0.1)%		(527)

NET ASSETS - 100.0%		$396,236

(1)	When-Issued Security

(2)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.
At December 31, 2007, the Mid Cap Index Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	LOSS
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)
S&P Midcap
400 E-Mini	88	$7,610	Long	03/08	$(50)

Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$370,752

Gross tax appreciation of investments	$59,933
Gross tax depreciation of investments	(33,922)

Net tax appreciation of investments	$26,011

EQUITY INDEX FUNDS      7      NORTHERN FUNDS QUARTERLY REPORT

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     SMALL CAP INDEX FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4%
Advertising - 0.2%
Gaiam, Inc., Class A *	4,400	$131
Greenfield Online, Inc. *	6,600	96
inVentiv Health, Inc. *	8,000	248
Marchex, Inc., Class B	8,700	94
ValueVision Media, Inc., Class A *	9,500	60

		629

Aerospace/Defense - 1.2%
AAR Corp. *	9,800	373
Aerovironment, Inc. *	1,079	26
Argon ST, Inc. *	3,640	67
Curtiss-Wright Corp.	11,500	577
Esterline Technologies Corp. *	7,700	398
GenCorp, Inc. *	14,500	169
Heico Corp.	6,700	365
Innovative Solutions & Support, Inc. *	3,300	32
Kaman Corp.	6,600	243
Moog, Inc., Class A *	9,962	456
MTC Technologies, Inc. *	2,800	66
Orbital Sciences Corp. *	15,400	378
Teledyne Technologies, Inc. *	9,200	491
TransDigm Group, Inc. *	2,582	117
Triumph Group, Inc.	4,300	354

		4,112

Agriculture - 0.3%
Alico, Inc.	1,100	40
Alliance One International, Inc. *	24,800	101
Andersons (The), Inc.	4,100	184
Cadiz, Inc. *	1,900	40
Maui Land & Pineapple Co., Inc. *	1,100	32
Tejon Ranch Co. *	3,000	123
Universal Corp. of Virginia	7,000	358
Vector Group Ltd.	9,467	190

		1,068

Airlines - 0.5%
Airtran Holdings, Inc. *	23,700	170
Alaska Air Group, Inc. *	10,700	267
Allegiant Travel Co. *	828	27
ExpressJet Holdings, Inc. *	13,600	34
JetBlue Airways Corp. *	47,100	278
Midwest Air Group, Inc. *	5,600	83
Pinnacle Airlines Corp. *	4,900	75
Republic Airways Holdings, Inc. *	9,200	180
Skywest, Inc.	15,800	424

		1,538

Apparel - 1.1%
Carter’s, Inc. *	14,800	286
Cherokee, Inc.	2,600	84
Columbia Sportswear Co.	3,600	159
Deckers Outdoor Corp. *	3,300	512
G-III Apparel Group Ltd. *	3,400	50
Gymboree Corp. *	8,100	247
Heelys, Inc. *	2,300	16
Iconix Brand Group, Inc. *	13,200	259
K-Swiss, Inc., Class A	6,700	121
Kellwood Co.	6,850	114
Maidenform Brands, Inc. *	5,300	72
Oxford Industries, Inc.	4,100	106
Perry Ellis International, Inc. *	2,900	45
Quiksilver, Inc. *	32,300	277
Skechers U.S.A., Inc., Class A *	4,700	92
Steven Madden Ltd. *	5,300	106
Timberland (The) Co., Class A *	12,200	220
True Religion Apparel, Inc. *	4,300	92
Volcom, Inc. *	3,794	84
Warnaco Group (The), Inc. *	12,200	424
Weyco Group, Inc.	1,900	52
Wolverine World Wide, Inc.	14,100	346

		3,764

Auto Manufacturers - 0.1%
A.S.V., Inc. *	5,600	78
Force Protection, Inc. *	18,700	87
Wabash National Corp.	7,900	61

		226

Auto Parts & Equipment - 0.9%
Accuride Corp. *	6,200	49
Aftermarket Technology Corp. *	5,800	158
American Axle & Manufacturing Holdings, Inc.	11,600	216
Amerigon, Inc. *	6,500	137
ArvinMeritor, Inc.	18,500	217
Commercial Vehicle Group, Inc. *	5,800	84
Cooper Tire & Rubber Co.	16,000	265
Exide Technologies *	18,100	145
Hayes Lemmerz International, Inc. *	22,800	104
Lear Corp. *	19,900	551
EQUITY INDEX FUNDS      1      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Auto Parts & Equipment - 0.9% – (continued)
Miller Industries, Inc. of Tennessee *	2,600	$36
Modine Manufacturing Co.	8,400	139
Noble International Ltd.	3,150	51
Spartan Motors, Inc.	8,500	65
Standard Motor Products, Inc.	3,200	26
Superior Industries International, Inc.	5,900	107
Tenneco, Inc. *	12,200	318
Titan International, Inc.	5,800	181
Visteon Corp. *	37,500	165

		3,014

Banks - 5.5%
1st Source Corp.	3,608	62
Alabama National Bancorp	4,400	342
Amcore Financial, Inc.	5,982	136
AmericanWest Bancorp	3,620	64
Ameris Bancorp	3,520	59
Bancfirst Corp.	1,928	83
Banco Latinoamericano de Exportaciones S.A., Class E	6,100	99
Bancorp, Inc. of Delaware *	2,985	40
Bank Mutual Corp.	14,306	151
Bank of the Ozarks, Inc.	3,300	86
Banner Corp.	3,400	98
Boston Private Financial Holdings, Inc.	9,600	260
Capital City Bank Group, Inc.	3,508	99
Capital Corp. of the West	2,640	51
Capitol Bancorp Ltd.	3,700	74
Cascade Bancorp	5,856	82
Cass Information Systems, Inc.	1,815	61
Cathay General Bancorp	13,500	358
Centennial Bank Holdings, Inc. *	14,300	83
Center Financial Corp.	3,400	42
Central Pacific Financial Corp.	8,180	151
Chemical Financial Corp.	6,404	152
Citizens Republic Bancorp, Inc.	20,023	291
City Holding Co.	4,400	149
CityBank Lynwood of Washington	3,600	81
CoBiz Financial, Inc.	4,050	60
Columbia Banking System, Inc.	4,366	130
Community Bancorp of Nevada *	1,800	31
Community Bank System, Inc.	7,800	155
Community Trust Bancorp, Inc.	4,135	114
Corus Bankshares, Inc.	10,300	110
CVB Financial Corp.	17,154	177
Enterprise Financial Services Corp.	2,400	57
First Bancorp of North Carolina	3,400	64
First BanCorp of Puerto Rico	20,000	146
First Busey Corp.	6,916	137
First Charter Corp.	9,100	272
First Commonwealth Financial Corp.	19,028	203
First Community Bancorp, Inc. of California	6,802	281
First Community Bancshares, Inc. of Virginia	2,759	88
First Financial Bancorp	9,224	105
First Financial Bankshares, Inc.	5,361	202
First Financial Corp. of Indiana	3,606	102
First Indiana Corp.	3,477	111
First Merchants Corp.	5,127	112
First Midwest Bancorp, Inc. of Illinois	13,100	401
First Regional Bancorp of California *	2,200	42
First South Bancorp, Inc. of North Carolina	2,300	51
First State Bancorporation of New Mexico	4,800	67
FirstMerit Corp.	21,200	424
FNB Corp. of Pennsylvania	15,529	228
Fremont General Corp. *	17,900	63
Frontier Financial Corp.	10,150	188
Glacier Bancorp, Inc.	13,944	261
Great Southern Bancorp, Inc.	2,800	61
Green Bankshares, Inc.	2,300	44
Hancock Holding Co.	6,924	264
Hanmi Financial Corp.	10,500	91
Harleysville National Corp.	7,970	116
Heartland Financial USA, Inc.	4,000	74
Heritage Commerce Corp.	3,200	59
Home Bancshares, Inc./Conway AR	3,100	65
Horizon Financial Corp.	3,500	61
IBERIABANK Corp.	3,511	164
Imperial Capital Bancorp, Inc.	1,500	27
Independent Bank Corp. of Massachusetts	4,100	112
Independent Bank Corp. of Michigan	6,310	60
Integra Bank Corp.	4,743	67
International Bancshares Corp.	13,260	278
Irwin Financial Corp.	4,900	36
Lakeland Bancorp, Inc.	5,641	65
Lakeland Financial Corp.	3,400	71
NORTHERN FUNDS QUARTERLY REPORT      2      EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Banks - 5.5% – (continued)
Macatawa Bank Corp.	4,334	$37
MainSource Financial Group, Inc.	4,370	68
MB Financial, Inc.	8,672	267
Midwest Banc Holdings, Inc.	4,800	60
Nara Bancorp, Inc.	5,800	68
National Penn Bancshares, Inc.	12,790	194
NBT Bancorp, Inc.	8,404	192
Northfield Bancorp, Inc. *	3,746	41
Old National Bancorp of Indiana	17,195	257
Old Second Bancorp, Inc.	3,838	103
Omega Financial Corp.	3,378	99
Oriental Financial Group, Inc.	5,947	80
Pacific Capital Bancorp	12,233	246
Park National Corp.	3,225	208
Peoples Bancorp, Inc. of Ohio	2,860	71
Pinnacle Financial Partners, Inc. *	4,300	109
Preferred Bank of California	1,800	47
PrivateBancorp, Inc.	4,900	160
Prosperity Bancshares, Inc.	9,200	270
Provident Bankshares Corp.	8,356	179
Renasant Corp.	4,400	95
Republic Bancorp, Inc. of Kentucky, Class A	2,197	36
Royal Bancshares of Pennsylvania, Inc., Class A	1,274	14
S & T Bancorp, Inc.	6,400	177
Sandy Spring Bancorp, Inc.	4,100	114
Santander BanCorp	1,379	12
SCBT Financial Corp.	2,506	79
Seacoast Banking Corp. of Florida	4,020	41
Security Bank Corp. of Georgia	4,200	38
Sierra Bancorp	1,600	40
Signature Bank of New York *	7,900	267
Simmons First National Corp., Class A	3,900	103
South Financial Group (The), Inc.	19,600	306
Southside Bancshares, Inc.	3,077	63
Southwest Bancorp, Inc. of Oklahoma	4,000	73
Sterling Bancorp of New York	5,129	70
Sterling Bancshares, Inc. of Texas	18,787	210
Sterling Financial Corp. of Pennsylvania	6,957	114
Sterling Financial Corp. of Washington	12,982	218
Suffolk Bancorp	2,900	89
Sun Bancorp, Inc. of New Jersey *	4,117	65
Superior Bancorp *	6,500	35
Susquehanna Bancshares, Inc.	22,152	408
SVB Financial Group *	8,900	449
SY Bancorp, Inc.	3,485	83
Taylor Capital Group, Inc.	1,600	33
Texas Capital Bancshares, Inc. *	6,400	117
Tompkins Financial Corp.	1,853	72
Trico Bancshares	3,800	73
Trustco Bank Corp. of New York	19,494	193
Trustmark Corp.	12,700	322
UCBH Holdings, Inc.	26,400	374
UMB Financial Corp.	8,012	307
Umpqua Holdings Corp.	16,231	249
Union Bankshares Corp. of Virginia	3,700	78
United Bankshares, Inc.	9,300	261
United Community Banks, Inc. of Georgia	10,800	171
United Security Bancshares of California	2,000	31
Univest Corp. of Pennsylvania	3,250	69
USB Holdings Co., Inc. — Fractional Shares *	50,000	—
Virginia Commerce Bancorp *	4,712	55
W. Holding Co., Inc.	29,900	36
Washington Trust Bancorp, Inc.	3,300	83
WesBanco, Inc.	6,000	124
West Coast Bancorp of Oregon	4,207	78
Westamerica Bancorporation	7,800	348
Western Alliance Bancorp *	3,600	68
Wilshire Bancorp, Inc.	4,200	33
Wintrust Financial Corp.	6,400	212

		18,593

Beverages - 0.3%
Boston Beer Co., Inc., Class A *	2,400	90
Central European Distribution Corp. *	9,150	532
Coca-Cola Bottling Co. Consolidated	1,327	78
Farmer Bros. Co.	2,000	46
Green Mountain Coffee Roasters, Inc. *	4,900	200
Jones Soda Co. *	7,800	58
National Beverage Corp.	2,760	22
Overland Beverage Distributing *	20	—
Peet’s Coffee & Tea, Inc. *	3,900	113

		1,139

Biotechnology - 2.6%
Acorda Therapeutics, Inc. *	6,000	132
Affymax, Inc. *	659	15
EQUITY INDEX FUNDS      3       NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Biotechnology - 2.6% – (continued)
Affymetrix, Inc. *	18,100	$419
Alexion Pharmaceuticals, Inc. *	9,500	713
AMAG Pharmaceuticals, Inc. *	4,450	268
American Oriental Bioengineering, Inc. *	13,600	151
Applera Corp. — Celera Group *	20,800	330
Arena Pharmaceuticals, Inc. *	19,500	153
Ariad Pharmaceuticals, Inc. *	20,200	86
Arqule, Inc. *	10,000	58
Bio-Rad Laboratories, Inc., Class A *	4,800	497
BioMimetic Therapeutics, Inc. *	3,400	59
Cambrex Corp.	7,300	61
Cell Genesys, Inc. *	22,900	53
CryoLife, Inc. *	7,000	56
Cytokinetics, Inc. *	7,400	35
Encysive Pharmaceuticals, Inc. *	20,200	17
Enzo Biochem, Inc. *	7,507	96
Enzon Pharmaceuticals, Inc. *	13,800	131
Exelixis, Inc. *	26,500	229
Genomic Health, Inc. *	4,200	95
GenVec, Inc. *	20,600	30
Geron Corp. *	18,100	103
GTX, Inc. *	3,400	49
Halozyme Therapeutics, Inc. *	15,500	110
Human Genome Sciences, Inc. *	37,033	387
Illumina, Inc. *	13,936	826
Immunomedics, Inc. *	17,400	40
Incyte Corp. *	23,000	231
Integra LifeSciences Holdings Corp. *	4,700	197
InterMune, Inc. *	9,000	120
Keryx Biopharmaceuticals, Inc. *	12,600	106
Kosan Biosciences, Inc. *	9,000	32
Lifecell Corp. *	8,800	379
Martek Biosciences Corp. *	8,400	248
Maxygen, Inc. *	8,100	65
Medivation, Inc. *	6,100	88
Momenta Pharmaceuticals, Inc. *	6,200	44
Myriad Genetics, Inc. *	11,127	516
Nektar Therapeutics *	25,700	172
Novacea, Inc. *	2,600	8
Omrix Biopharmaceuticals, Inc. *	4,000	139
Orexigen Therapeutics, Inc. *	1,248	18
Protalix BioTherapeutics, Inc. *	499	2
Regeneration Technologies, Inc. *	6,600	57
Regeneron Pharmaceuticals, Inc. *	17,100	413
Savient Pharmaceuticals, Inc. *	14,452	332
Seattle Genetics, Inc. *	12,100	138
SuperGen, Inc. *	15,800	58
Telik, Inc. *	14,400	50
Tercica, Inc. *	6,300	43
Xoma Ltd. *	38,800	131

		8,786

Building Materials - 0.9%
AAON, Inc.	3,900	77
Apogee Enterprises, Inc.	7,600	130
Builders FirstSource, Inc. *	4,200	30
Comfort Systems USA, Inc.	11,100	142
Drew Industries, Inc. *	4,800	131
Genlyte Group, Inc. *	7,400	704
Gibraltar Industries, Inc.	6,650	102
Goodman Global, Inc. *	9,300	228
Interline Brands, Inc. *	7,430	163
LSI Industries, Inc.	4,812	88
NCI Building Systems, Inc. *	5,200	150
PGT, Inc. *	2,900	14
Simpson Manufacturing Co., Inc.	9,600	255
Texas Industries, Inc.	7,100	498
Trex Co., Inc. *	3,300	28
U.S. Concrete, Inc. *	9,200	31
Universal Forest Products, Inc.	4,400	130

		2,901

Chemicals - 2.6%
American Vanguard Corp.	5,000	87
Arch Chemicals, Inc.	6,400	235
Balchem Corp.	4,950	111
CF Industries Holdings, Inc.	14,400	1,585
Ferro Corp.	11,550	239
Fuller (H.B.) Co.	15,900	357
Georgia Gulf Corp.	9,100	60
Grace (W.R.) & Co. *	18,200	476
Hercules, Inc.	30,300	586
Innophos Holdings, Inc.	4,300	64
Innospec, Inc.	6,200	106
Kronos Worldwide, Inc.	778	14
Landec Corp. *	7,000	94
NORTHERN FUNDS QUARTERLY REPORT      4       EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Chemicals - 2.6% – (continued)
Metabolix, Inc. *	4,500	$107
Minerals Technologies, Inc.	4,900	328
NewMarket Corp.	3,800	212
NL Industries, Inc.	2,300	26
Olin Corp.	19,500	377
OM Group, Inc. *	7,700	443
PolyOne Corp. *	24,100	159
Rockwood Holdings, Inc. *	9,197	306
Schulman (A.), Inc.	6,600	142
Sensient Technologies Corp.	12,200	345
ShengdaTech, Inc. *	5,500	79
Spartech Corp.	8,300	117
Stepan Co.	1,700	55
Symyx Technologies, Inc. *	9,100	70
Terra Industries, Inc. *	24,100	1,151
Tronox, Inc., Class B	11,400	99
UAP Holding Corp.	13,400	517
Zep, Inc. *	6,050	84
Zoltek Cos., Inc. *	6,500	279

		8,910

Closed-End Funds - 0.0%
Kayne Anderson Energy Development Co.	2,300	53

Coal - 0.2%
Alpha Natural Resources, Inc. *	17,070	555
International Coal Group, Inc. *	31,200	167

		722

Commercial Services - 6.3%
Aaron Rents, Inc.	11,850	228
ABM Industries, Inc.	11,248	229
Administaff, Inc.	6,200	175
Advance America Cash Advance Centers, Inc.	17,310	176
Advisory Board (The) Co. *	4,700	302
Albany Molecular Research, Inc. *	6,900	99
American Public Education, Inc. *	1,400	58
AMN Healthcare Services, Inc. *	8,900	153
Arbitron, Inc.	7,400	308
Arrowhead Research Corp. *	10,300	39
Bankrate, Inc. *	3,000	144
Barrett Business Services	1,900	34
BearingPoint, Inc. *	50,300	142
Bowne & Co., Inc.	7,200	127
Bright Horizons Family Solutions, Inc. *	6,800	235
Capella Education Co. *	2,857	187
Cardtronics, Inc. *	3,800	38
CBIZ, Inc. *	12,300	121
CDI Corp.	3,600	87
Cenveo, Inc. *	13,970	244
Chemed Corp.	6,200	346
Clayton Holdings, Inc. *	2,600	13
Coinstar, Inc. *	7,300	205
Consolidated Graphics, Inc. *	2,400	115
Corinthian Colleges, Inc. *	22,900	353
Cornell Cos., Inc. *	2,800	65
Corvel Corp. *	2,125	49
CoStar Group, Inc. *	4,800	227
CPI Corp.	1,800	42
CRA International, Inc. *	2,900	138
Cross Country Healthcare, Inc. *	8,800	125
Deluxe Corp.	13,500	444
DeVry, Inc.	15,600	811
Diamond Management & Technology Consultants, Inc.	8,300	60
Dollar Financial Corp. *	4,600	141
Dollar Thrifty Automotive Group *	5,700	135
DynCorp International, Inc., Class A *	6,600	177
Electro Rent Corp.	5,374	80
Emergency Medical Services Corp., Class A *	2,400	70
Euronet Worldwide, Inc. *	11,900	357
ExlService Holdings, Inc. *	5,156	119
Exponent, Inc. *	4,100	111
First Advantage Corp., Class A *	2,000	33
Forrester Research, Inc. *	3,900	109
FTI Consulting, Inc. *	12,325	760
Gartner, Inc. *	18,200	320
Geo Group (The), Inc. *	13,100	367
Gevity HR, Inc.	7,200	55
Global Cash Access Holdings, Inc. *	10,200	62
Great Lakes Dredge & Dock Corp.	3,500	31
H&E Equipment Services, Inc. *	4,000	76
Healthcare Services Group	12,338	261
Healthspring, Inc. *	12,000	229
Heartland Payment Systems, Inc.	4,000	107
Heidrick & Struggles International, Inc.	5,200	193
HMS Holdings Corp. *	5,500	183
Home Solutions of America, Inc. *	11,800	12
EQUITY INDEX FUNDS      5       NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Commercial Services - 6.3% – (continued)
Hudson Highland Group, Inc. *	7,400	$62
Huron Consulting Group, Inc. *	4,900	395
ICT Group, Inc. *	1,800	22
Integrated Electrical Services, Inc. *	3,500	66
Interactive Data Corp.	9,400	310
Jackson Hewitt Tax Service, Inc.	7,900	251
K12, Inc. *	686	18
Kelly Services, Inc., Class A	5,529	103
Kendle International, Inc. *	3,300	161
Kenexa Corp. *	7,000	136
Kforce, Inc. *	8,000	78
Korn/Ferry International *	12,600	237
Landauer, Inc.	2,500	130
LECG Corp. *	6,700	101
Live Nation, Inc. *	17,000	247
MAXIMUS, Inc.	4,872	188
McGrath Rentcorp	5,964	154
Midas, Inc. *	4,400	65
Monro Muffler, Inc.	4,950	96
Morningstar, Inc. *	3,200	249
MPS Group, Inc. *	26,600	291
Multi-Color Corp.	1,350	37
Navigant Consulting, Inc. *	12,300	168
Net 1 UEPS Technologies, Inc. *	10,900	320
Odyssey Marine Exploration, Inc. *	12,200	76
On Assignment, Inc. *	7,900	55
Parexel International Corp. *	7,300	353
PeopleSupport, Inc. *	6,200	85
PharmaNet Development Group, Inc. *	4,950	194
PHH Corp. *	14,100	249
Pre-Paid Legal Services, Inc. *	2,400	133
Premier Exhibitions, Inc. *	8,200	90
Providence Service (The) Corp. *	3,330	94
Rent-A-Center, Inc. *	18,600	270
Resources Connection, Inc.	12,700	231
Rollins, Inc.	11,000	211
RSC Holdings, Inc. *	4,400	55
SAIC, Inc. *	44,000	885
Senomyx, Inc. *	8,640	65
Sotheby’s	17,200	655
Source Interlink Cos., Inc. *	11,300	33
Spherion Corp. *	14,630	106
Standard Parking Corp. *	1,400	68
Steiner Leisure Ltd. *	4,200	185
Stewart Enterprises, Inc., Class A	24,700	220
Strayer Education, Inc.	3,800	648
SuccessFactors, Inc. *	349	4
Team, Inc. *	3,800	139
TeleTech Holdings, Inc. *	11,100	236
TNS, Inc.	6,600	117
TrueBlue, Inc. *	11,400	165
Universal Technical Institute, Inc. *	6,300	107
Valassis Communications, Inc. *	12,427	145
Viad Corp.	5,600	177
VistaPrint Ltd. *	11,200	480
Volt Information Sciences, Inc. *	3,775	69
Watson Wyatt Worldwide, Inc., Class A	11,100	515
Wright Express Corp. *	10,390	369

		21,476

Computers - 2.3%
3D Systems Corp. *	4,100	63
3PAR, Inc. *	1,328	17
Agilysys, Inc.	6,987	106
Ansoft Corp. *	4,500	116
CACI International, Inc., Class A *	8,000	358
CIBER, Inc. *	15,000	92
Compellent Technologies, Inc. *	378	5
COMSYS IT Partners, Inc. *	4,500	71
Comtech Group, Inc. *	5,800	93
Cray, Inc. *	9,800	59
Data Domain, Inc. *	2,300	61
Echelon Corp. *	7,800	161
Electronics for Imaging, Inc. *	15,000	337
Henry (Jack) & Associates, Inc.	20,400	497
Hutchinson Technology, Inc. *	6,815	179
iGate Corp. *	6,000	51
IHS, Inc., Class A *	8,100	491
Imation Corp.	9,100	191
Immersion Corp. *	8,400	109
Integral Systems, Inc. of Maryland	3,234	75
InterVoice, Inc. *	10,600	85
Isilon Systems, Inc. *	1,404	7
Limelight Networks, Inc. *	4,910	34
LivePerson, Inc. *	7,700	41
NORTHERN FUNDS QUARTERLY REPORT      6       EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Computers - 2.3% – (continued)
Magma Design Automation, Inc. *	10,500	$128
Manhattan Associates, Inc. *	6,600	174
Mentor Graphics Corp. *	23,300	251
Mercury Computer Systems, Inc. *	5,900	95
Micros Systems, Inc. *	10,500	737
MTS Systems Corp.	5,000	213
Ness Technologies, Inc. *	7,500	69
Netezza Corp. *	1,729	24
Palm, Inc.	26,506	168
Perot Systems Corp., Class A *	22,600	305
Quantum Corp. *	52,400	141
Rackable Systems, Inc. *	7,700	77
Radiant Systems, Inc. *	8,300	143
Radisys Corp. *	5,800	78
Rimage Corp. *	2,100	55
SI International, Inc. *	3,600	99
Sigma Designs, Inc. *	7,400	408
Silicon Graphics, Inc. *	1,200	22
Silicon Storage Technology, Inc. *	24,900	74
Smart Modular Technologies WWH, Inc. *	13,300	135
SRA International, Inc., Class A *	10,500	309
STEC, Inc. *	8,400	73
Stratasys, Inc. *	5,500	142
Super Micro Computer, Inc. *	669	5
SYKES Enterprises, Inc. *	8,000	144
Synaptics, Inc. *	6,800	280
Syntel, Inc.	3,000	116
Virtusa Corp. *	1,100	19

		7,783

Cosmetics/Personal Care - 0.2%
Chattem, Inc. *	4,400	332
Elizabeth Arden, Inc. *	7,100	145
Inter Parfums, Inc.	1,400	25
Revlon, Inc., Class A *	55,000	65

		567

Distribution/Wholesale - 0.8%
Beacon Roofing Supply, Inc. *	11,700	98
Beijing Med-Pharm Corp. *	5,900	65
BlueLinx Holdings, Inc.	3,700	14
Brightpoint, Inc. *	13,450	207
Building Material Holding Corp.	8,800	49
Core-Mark Holding Co., Inc. *	2,800	80
Houston Wire & Cable Co.	4,100	58
LKQ Corp. *	29,200	614
MWI Veterinary Supply, Inc. *	1,800	72
NuCo2, Inc. *	4,200	104
Owens & Minor, Inc.	10,462	444
Scansource, Inc. *	6,900	223
United Stationers, Inc. *	6,592	305
Watsco, Inc.	5,950	219

		2,552

Diversified Financial Services - 1.8%
Advanta Corp., Class B	9,350	75
Asset Acceptance Capital Corp.	4,300	45
Asta Funding, Inc.	3,300	87
Calamos Asset Management, Inc., Class A	5,500	164
Centerline Holding Co.	14,300	109
Cityscape Financial Corp. *	3,800	—
Cohen & Steers, Inc.	4,500	135
CompuCredit Corp. *	5,600	56
Cowen Group, Inc. *	5,300	50
Credit Acceptance Corp. *	2,052	42
Duff & Phelps Corp., Class A *	2,500	49
Encore Capital Group, Inc. *	3,100	30
eSpeed, Inc., Class A *	5,600	63
Evercore Partners, Inc., Class A	1,700	37
FBR Capital Markets Corp. *	8,300	79
FCStone Group, Inc. *	2,300	106
Federal Agricultural Mortgage Corp., Class C	3,100	82
Financial Federal Corp.	7,000	156
Friedman Billings Ramsey Group, Inc., Class A	37,100	116
GAMCO Investors, Inc., Class A	1,400	97
GFI Group, Inc. *	4,120	394
Greenhill & Co., Inc.	4,600	306
Interactive Brokers Group, Inc., Class A *	10,200	330
KBW, Inc. *	7,368	188
Knight Capital Group, Inc., Class A *	25,200	363
LaBranche & Co., Inc. *	14,600	74
Ladenburg Thalmann Financial Services, Inc. *	22,200	47
MarketAxess Holdings, Inc. *	8,700	112
National Financial Partners Corp.	9,799	447
Nelnet, Inc., Class A	3,900	50
NewStar Financial, Inc. *	3,757	31
Ocwen Financial Corp. *	9,400	52
EQUITY INDEX FUNDS      7      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Diversified Financial Services - 1.8% – (continued)
optionsXpress Holdings, Inc.	11,330	$383
Penson Worldwide, Inc. *	3,200	46
Piper Jaffray Cos. *	4,591	213
Portfolio Recovery Associates, Inc.	4,000	159
Sanders Morris Harris Group, Inc.	3,800	39
Stifel Financial Corp. *	3,633	191
SWS Group, Inc.	5,815	74
Thomas Weisel Partners Group, Inc. *	4,700	64
TradeStation Group, Inc. *	8,800	125
US Global Investors, Inc., Class A	3,900	65
W.P. Stewart & Co., Ltd.	3,900	20
Waddell & Reed Financial, Inc., Class A	21,800	787
World Acceptance Corp. *	4,600	124

		6,262

Electric - 1.9%
Allete, Inc.	6,600	261
Aquila, Inc. *	97,200	363
Avista Corp.	13,500	291
Black Hills Corp.	9,800	432
Central Vermont Public Service Corp.	2,100	65
CH Energy Group, Inc.	4,100	183
Cleco Corp.	15,700	436
El Paso Electric Co. *	11,900	304
Empire District Electric (The) Co.	8,200	187
EnerNOC, Inc. *	645	32
Idacorp, Inc.	11,500	405
ITC Holdings Corp.	11,000	621
MGE Energy, Inc.	5,625	199
NorthWestern Corp.	10,500	310
Ormat Technologies, Inc.	3,100	170
Otter Tail Corp.	8,100	280
Pike Electric Corp. *	4,300	72
PNM Resources, Inc.	19,900	427
Portland General Electric Co.	7,900	219
UIL Holdings Corp.	6,733	249
Unisource Energy Corp.	9,120	288
Westar Energy, Inc.	26,000	674

		6,468

Electrical Components & Equipment - 0.9%
Advanced Energy Industries, Inc. *	9,600	126
American Superconductor Corp. *	10,547	288
Belden, Inc.	11,712	521
Coleman Cable, Inc. *	2,700	26
Encore Wire Corp.	6,200	99
Energy Conversion Devices, Inc. *	10,500	353
EnerSys *	5,600	140
GrafTech International Ltd. *	27,100	481
Greatbatch, Inc. *	6,000	120
Insteel Industries, Inc.	4,800	56
Littelfuse, Inc. *	6,000	198
Medis Technologies Ltd. *	6,696	103
Powell Industries, Inc. *	2,200	97
Power-One, Inc. *	19,200	77
Superior Essex, Inc. *	5,450	131
Universal Display Corp. *	6,500	134
Vicor Corp.	5,400	84

		3,034

Electronics - 3.0%
American Science & Engineering, Inc.	2,400	136
Analogic Corp.	3,500	237
Badger Meter, Inc.	3,700	166
Bel Fuse, Inc., Class B	2,800	82
Benchmark Electronics, Inc. *	18,763	333
Brady Corp., Class A	12,838	450
Checkpoint Systems, Inc. *	10,200	265
Cogent, Inc. *	11,300	126
CTS Corp.	9,880	98
Cubic Corp.	4,200	165
Cymer, Inc. *	8,273	322
Daktronics, Inc.	8,300	187
Dionex Corp. *	5,000	414
Eagle Test Systems, Inc. *	2,200	28
Electro Scientific Industries, Inc. *	8,000	159
Excel Technology, Inc. *	3,400	92
FARO Technologies, Inc. *	4,800	130
FEI Co. *	10,200	253
Flir Systems, Inc. *	34,400	1,077
II-VI, Inc. *	6,300	192
Ionatron, Inc. *	9,040	26
Itron, Inc. *	7,800	749
Kemet Corp. *	21,800	145
L-1 Identity Solutions, Inc. *	15,424	277
LoJack Corp. *	6,000	101
Measurement Specialties, Inc. *	3,900	86
NORTHERN FUNDS QUARTERLY REPORT      8      EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Electronics - 3.0% – (continued)
Methode Electronics, Inc.	9,642	$159
Multi-Fineline Electronix, Inc. *	2,300	40
Newport Corp. *	9,100	116
OSI Systems, Inc. *	4,900	130
OYO Geospace Corp. *	1,300	98
Park Electrochemical Corp.	5,200	147
Plexus Corp. *	12,000	315
Rofin-Sinar Technologies, Inc. *	8,200	395
Rogers Corp. *	4,700	204
Sonic Solutions, Inc. *	7,000	73
Taser International, Inc. *	16,500	237
Technitrol, Inc.	10,600	303
TTM Technologies, Inc. *	11,500	134
Varian, Inc. *	8,000	522
Watts Water Technologies, Inc., Class A	7,600	226
Woodward Governor Co.	7,800	530
X-Rite, Inc. *	6,900	80
Zygo Corp. *	5,100	64

		10,069

Energy - Alternate Sources - 0.4%
Aventine Renewable Energy Holdings, Inc. *	7,917	101
Clean Energy Fuels Corp. *	3,000	45
Comverge, Inc. *	1,249	39
Evergreen Energy, Inc. *	19,500	43
Evergreen Solar, Inc. *	22,600	390
FuelCell Energy, Inc. *	18,800	187
Headwaters, Inc. *	10,200	120
MGP Ingredients, Inc.	2,600	25
Pacific Ethanol, Inc. *	10,300	85
US BioEnergy Corp. *	3,118	37
VeraSun Energy Corp. *	7,665	117
Verenium Corp. *	9,500	47

		1,236

Engineering & Construction - 0.6%
Aecom Technology Corp. *	11,346	324
Baker (Michael) Corp. *	2,300	95
Dycom Industries, Inc. *	10,600	282
EMCOR Group, Inc. *	16,600	392
ENGlobal Corp. *	4,800	55
Granite Construction, Inc.	9,462	342
Insituform Technologies, Inc., Class A *	7,200	107
Layne Christensen Co. *	4,322	213
Perini Corp. *	6,900	286
Stanley, Inc. *	1,662	53

		2,149

Entertainment - 0.9%
Bally Technologies, Inc. *	13,800	686
Bluegreen Corp. *	5,800	42
Carmike Cinemas, Inc.	4,100	30
Churchill Downs, Inc.	2,400	129
Cinemark Holdings, Inc.	6,000	102
Dover Downs Gaming & Entertainment, Inc.	3,995	45
Great Wolf Resorts, Inc. *	7,360	72
Isle of Capri Casinos, Inc. *	4,300	59
Lakes Entertainment, Inc. *	6,500	45
Macrovision Corp. *	14,000	257
Magna Entertainment Corp., Class A *	11,000	11
National CineMedia, Inc.	10,900	275
Pinnacle Entertainment, Inc. *	15,500	365
Shuffle Master, Inc. *	10,250	123
Six Flags, Inc. *	21,900	44
Speedway Motorsports, Inc.	3,600	112
Steinway Musical Instruments	2,000	55
Vail Resorts, Inc. *	8,200	441

		2,893

Environmental Control - 0.9%
American Ecology Corp.	4,300	101
Calgon Carbon Corp. *	10,600	168
Casella Waste Systems, Inc., Class A *	7,400	96
Clean Harbors, Inc. *	4,300	222
Darling International, Inc. *	20,300	235
EnergySolutions, Inc. *	7,800	211
Fuel Tech, Inc. *	4,600	104
Metal Management, Inc.	6,600	301
Mine Safety Appliances Co.	7,300	379
Rentech, Inc. *	46,600	84
Tetra Tech, Inc. *	15,291	329
Waste Connections, Inc. *	17,775	549
Waste Industries USA, Inc.	1,400	51
Waste Services, Inc. *	7,666	66

		2,896

Food - 1.5%
Arden Group, Inc., Class A	400	62
Cal-Maine Foods, Inc.	3,900	104
EQUITY INDEX FUNDS      9      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Food - 1.5% – (continued)
Chiquita Brands International, Inc. *	11,000	$202
Flowers Foods, Inc.	19,837	464
Fresh Del Monte Produce, Inc. *	7,000	235
Great Atlantic & Pacific Tea Co. *	6,218	195
Hain Celestial Group, Inc. *	10,500	336
Imperial Sugar Co.	3,100	58
Ingles Markets, Inc., Class A	3,300	84
J & J Snack Foods Corp.	3,800	119
Lance, Inc.	8,300	170
M & F Worldwide Corp. *	2,900	156
Nash Finch Co.	3,900	138
Performance Food Group Co. *	9,300	250
Pilgrims Pride Corp.	10,500	304
Ralcorp Holdings, Inc. *	6,700	407
Ruddick Corp.	10,700	371
Sanderson Farms, Inc.	4,500	152
Seaboard Corp.	120	176
Spartan Stores, Inc.	6,600	151
Tootsie Roll Industries, Inc.	9,269	254
TreeHouse Foods, Inc. *	8,100	186
United Natural Foods, Inc. *	11,100	352
Village Super Market, Class A	800	41
Weis Markets, Inc.	2,600	104
Winn-Dixie Stores, Inc. *	9,200	155

		5,226

Forest Products & Paper - 0.5%
AbitibiBowater, Inc.	14,012	289
Buckeye Technologies, Inc. *	10,300	129
Deltic Timber Corp.	2,800	144
Glatfelter	11,700	179
Mercer International, Inc. *	7,400	58
Neenah Paper, Inc.	3,900	113
Potlatch Corp.	10,260	456
Rock-Tenn Co., Class A	9,140	232
Schweitzer-Mauduit International, Inc.	4,200	109
Wausau Paper Corp.	11,542	104
Xerium Technologies, Inc.	5,400	28

		1,841

Gas - 0.9%
EnergySouth, Inc.	1,850	107
Laclede Group (The), Inc.	5,900	202
New Jersey Resources Corp.	7,350	368
Nicor, Inc.	11,700	495
Northwest Natural Gas Co.	6,950	338
Piedmont Natural Gas Co., Inc.	19,400	508
South Jersey Industries, Inc.	7,626	275
Southwest Gas Corp.	10,800	322
WGL Holdings, Inc.	13,000	426

		3,041

Hand/Machine Tools - 0.3%
Baldor Electric Co.	11,853	399
Franklin Electric Co., Inc.	5,000	191
Hardinge, Inc.	2,900	49
Raser Technologies, Inc. *	7,600	113
Regal-Beloit Corp.	8,341	375

		1,127

Healthcare - Products - 4.1%
Abaxis, Inc. *	5,500	197
Abiomed, Inc. *	6,400	99
Accuray, Inc. *	4,336	66
Align Technology, Inc. *	15,400	257
American Medical Systems Holdings, Inc. *	18,700	270
Angiodynamics, Inc. *	6,100	116
Arthrocare Corp. *	7,300	351
Aspect Medical Systems, Inc. *	4,400	62
Bruker BioSciences Corp. *	15,664	208
Cantel Medical Corp. *	2,100	31
Cepheid, Inc. *	14,300	377
Conceptus, Inc. *	6,900	133
Conmed Corp. *	7,425	172
Cutera, Inc. *	4,100	64
Cyberonics, Inc. *	5,900	78
Cynosure, Inc., Class A *	2,300	61
Datascope Corp.	3,600	131
ev3, Inc. *	12,048	153
Haemonetics Corp. of Massachusetts *	6,900	435
Hansen Medical, Inc., *	3,037	91
Hologic, Inc. *	31,800	2,183
ICU Medical, Inc. *	3,600	130
Immucor, Inc. *	17,880	608
Insulet Corp. *	1,398	33
Invacare Corp.	7,412	187
Inverness Medical Innovations, Inc. *	17,483	982
Kensey Nash Corp. *	3,700	111
NORTHERN FUNDS QUARTERLY REPORT      10       EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Healthcare – Products - 4.1% — (continued)
LCA-Vision, Inc.	4,950	$99
Luminex Corp. *	8,800	143
Masimo Corp. *	3,610	142
Medical Action Industries, Inc. *	3,900	81
Mentor Corp.	8,800	344
Meridian Bioscience, Inc.	10,125	305
Merit Medical Systems, Inc. *	7,467	104
Micrus Endovascular Corp. *	4,400	87
Minrad International, Inc. *	9,700	31
Natus Medical, Inc. *	5,800	112
Northstar Neuroscience, Inc. *	3,900	36
NuVasive, Inc. *	9,700	383
NxStage Medical, Inc. *	6,400	97
OraSure Technologies, Inc. *	12,600	112
Orthofix International N.V. *	4,100	238
Palomar Medical Technologies, Inc. *	4,700	72
PSS World Medical, Inc. *	17,750	347
Quidel Corp. *	7,400	144
Sirona Dental Systems, Inc. *	4,800	161
Sonic Innovations, Inc. *	5,400	42
SonoSite, Inc. *	5,000	168
Spectranetics Corp. *	9,500	146
Stereotaxis, Inc. *	6,400	78
STERIS Corp.	16,900	487
SurModics, Inc. *	4,100	222
Symmetry Medical, Inc. *	9,170	160
Thoratec Corp. *	13,785	251
TomoTherapy, Inc. *	2,200	43
Ventana Medical Systems, Inc. *	6,972	608
Visicu, Inc. *	2,900	34
Vital Images, Inc. *	5,200	94
Vital Signs, Inc.	2,400	123
Volcano Corp. *	5,400	68
West Pharmaceutical Services, Inc.	8,552	347
Wright Medical Group, Inc. *	9,400	274
Zoll Medical Corp. *	5,400	144

		13,913

Healthcare — Services - 1.9%
Air Methods Corp. *	3,000	149
Alliance Imaging, Inc. *	4,500	43
Amedisys, Inc. *	6,434	312
American Dental Partners, Inc. *	4,100	41
AMERIGROUP Corp. *	13,700	499
Amsurg Corp. *	8,200	222
Apria Healthcare Group, Inc. *	11,400	246
Assisted Living Concepts, Inc., Class A *	13,900	104
athenahealth, Inc. *	1,848	67
Bio-Reference Labs, Inc. *	2,800	91
Capital Senior Living Corp. *	6,200	62
Centene Corp. *	11,300	310
Emeritus Corp. *	2,700	68
Genoptix, Inc. *	1,500	46
Gentiva Health Services, Inc. *	7,400	141
Healthsouth Corp. *	21,200	445
Healthways, Inc. *	9,200	538
Hythiam, Inc. *	7,200	21
Kindred Healthcare, Inc. *	7,400	185
LHC Group, Inc. *	4,600	115
Magellan Health Services, Inc. *	10,100	471
Matria Healthcare, Inc. *	5,700	135
Medcath Corp. *	3,100	76
Molina Healthcare, Inc. *	3,300	128
National Healthcare Corp.	1,700	88
Nighthawk Radiology Holdings, Inc. *	6,200	131
Odyssey HealthCare, Inc. *	9,475	105
Psychiatric Solutions, Inc. *	14,300	465
Radiation Therapy Services, Inc. *	3,400	105
RehabCare Group, Inc. *	4,600	104
Res-Care, Inc. *	6,100	153
Skilled Healthcare Group, Inc., Class A *	6,900	101
Sun Healthcare Group, Inc. *	12,000	206
Sunrise Senior Living, Inc. *	11,600	356
Virtual Radiologic Corp. *	900	18

		6,347

Holding Companies – Diversified -0.4%
Aldabra 2 Acquisition Corp. *	11,000	107
Alternative Asset Management Acquisition Corp. *	11,000	101
Compass Diversified Holdings	6,800	101
Energy Infrastructure Acquisition Corp. *	3,600	37
Heckmann Corp. *	7,376	54
Hicks Acquisition Co I, Inc. *	10,430	96
Information Services Group, Inc. *	6,000	41
Marathon Acquisition Corp. *	8,000	62
NRDC Acquisition Corp. *	7,859	72
EQUITY INDEX FUNDS      11      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Holding Companies - Diversified - 0.4% – (continued)
NTR Acquisition Co. *	4,300	$41
Resource America, Inc., Class A	4,300	63
Triplecrown Acquisition Corp. *	9,841	90
Walter Industries, Inc.	13,500	485

		1,350

Home Builders - 0.3%
Amrep Corp.	400	12
Beazer Homes USA, Inc.	10,300	76
Brookfield Homes Corp.	3,267	52
Champion Enterprises, Inc. *	19,908	187
Fleetwood Enterprises, Inc. *	17,500	105
Hovnanian Enterprises, Inc., Class A *	9,700	69
M/I Homes, Inc.	3,200	34
Meritage Homes Corp. *	6,900	100
Monaco Coach Corp.	7,300	65
Palm Harbor Homes, Inc. *	2,812	30
Skyline Corp.	1,900	56
Standard-Pacific Corp.	17,100	57
WCI Communities, Inc. *	9,700	37
Winnebago Industries, Inc.	7,800	164

		1,044

Home Furnishings - 0.5%
American Woodmark Corp.	2,800	51
Audiovox Corp., Class A *	4,600	57
DTS, Inc. *	5,600	143
Ethan Allen Interiors, Inc.	6,900	197
Furniture Brands International, Inc.	12,800	129
Hooker Furniture Corp.	2,900	58
Kimball International, Inc., Class B	6,756	93
La-Z-Boy, Inc.	13,300	105
Sealy Corp.	10,200	114
Tempur-Pedic International, Inc.	19,500	506
TiVo, Inc. *	26,500	221
Universal Electronics, Inc. *	3,700	124

		1,798

Household Products/Wares - 0.7%
ACCO Brands Corp. *	13,600	218
American Greetings Corp., Class A	14,400	292
Blyth, Inc.	6,700	147
Central Garden and Pet Co., Class A *	17,400	93
CSS Industries, Inc.	1,900	70
Ennis, Inc.	7,000	126
Fossil, Inc. *	11,300	474
Helen of Troy Ltd. *	7,200	124
Prestige Brands Holdings, Inc. *	9,110	68
Russ Berrie & Co., Inc. *	3,200	52
Spectrum Brands, Inc. *	10,400	56
Standard Register (The) Co.	4,900	57
Tupperware Brands Corp.	16,000	529
WD-40 Co.	5,270	200

		2,506

Housewares - 0.1%
Libbey, Inc.	4,600	73
Lifetime Brands, Inc.	3,100	40
National Presto Industries, Inc.	1,300	69

		182

Insurance - 3.5%
Alfa Corp.	8,800	191
American Equity Investment Life Holding Co.	15,300	127
American Physicians Capital, Inc.	2,700	112
Amerisafe, Inc. *	5,800	90
Amtrust Financial Services, Inc.	6,600	91
Argo Group International Holdings Ltd. *	7,306	308
Aspen Insurance Holdings Ltd.	22,900	660
Assured Guaranty Ltd.	21,100	560
Baldwin & Lyons, Inc., Class B	2,250	62
Citizens, Inc. of Texas *	7,600	42
CNA Surety Corp. *	4,400	87
Commerce Group, Inc.	12,700	457
Crawford & Co., Class B *	6,400	27
Darwin Professional Underwriters, Inc. *	1,100	27
Delphi Financial Group, Inc., Class A	11,467	405
Donegal Group, Inc., Class A	3,577	61
eHealth, Inc. *	3,500	112
EMC Insurance Group, Inc.	1,600	38
Employers Holdings, Inc.	13,100	219
Enstar Group Ltd. *	1,800	220
FBL Financial Group, Inc., Class A	3,700	128
First Acceptance Corp. *	4,721	20
First Mercury Financial Corp. *	3,160	77
Flagstone Reinsurance Holdings Ltd.	1,700	24
FPIC Insurance Group, Inc. *	2,900	125
Greenlight Capital Re Ltd., Class A *	1,800	37
Harleysville Group, Inc.	3,700	131
NORTHERN FUNDS QUARTERLY REPORT      12      EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Insurance - 3.5% – (continued)
Hilb, Rogal & Hobbs Co.	9,600	$389
Horace Mann Educators Corp.	11,200	212
Independence Holding Co.	1,480	19
Infinity Property & Casualty Corp.	4,300	155
IPC Holdings Ltd.	15,700	453
Kansas City Life Insurance Co.	1,100	48
LandAmerica Financial Group, Inc.	4,100	137
Max Capital Group Ltd.	15,900	445
Meadowbrook Insurance Group, Inc. *	6,900	65
Midland (The) Co.	2,500	162
Montpelier Re Holdings Ltd.	26,710	454
National Interstate Corp.	2,100	69
National Western Life Insurance Co., Class A	600	124
Navigators Group, Inc. *	3,400	221
NYMAGIC, Inc.	1,600	37
Odyssey Re Holdings Corp.	7,300	268
Phoenix Companies (The), Inc.	29,600	351
Platinum Underwriters Holdings Ltd.	15,400	548
PMA Capital Corp., Class A *	9,100	75
Presidential Life Corp.	5,900	103
Primus Guaranty Ltd. *	10,100	71
ProAssurance Corp. *	8,746	480
RAM Holdings Ltd. *	3,300	16
RLI Corp.	5,426	308
Safety Insurance Group, Inc.	4,200	154
Scottish Re Group Ltd. *	15,200	11
SeaBright Insurance Holdings, Inc. *	6,600	100
Security Capital Assurance Ltd.	5,700	22
Selective Insurance Group, Inc.	14,300	329
State Auto Financial Corp.	3,900	103
Stewart Information Services Corp.	4,700	123
Tower Group, Inc.	5,900	197
Triad Guaranty, Inc. *	3,600	35
United America Indemnity Ltd., Class A *	5,300	106
United Fire & Casualty Co.	5,700	166
Universal American Financial Corp. *	12,900	330
Validus Holdings Ltd. *	4,200	109
Zenith National Insurance Corp.	9,600	429

		11,862

Internet - 3.7%
1-800-FLOWERS.COM, Inc., Class A *	7,200	63
Ariba, Inc. *	22,254	248
Art Technology Group, Inc. *	37,200	161
AsiaInfo Holdings, Inc. *	6,900	76
Avocent Corp. *	13,100	305
Blue Coat Systems, Inc. *	8,700	286
Blue Nile, Inc. *	3,500	238
Chordiant Software, Inc. *	9,320	80
CMGI, Inc. *	12,690	166
CNET Networks, Inc. *	39,300	359
Cogent Communications Group, Inc. *	13,700	325
comScore, Inc. *	1,592	52
Constant Contact, Inc. *	2,000	43
CyberSource Corp. *	16,673	296
DealerTrack Holdings, Inc. *	9,300	311
Dice Holdings, Inc. *	4,475	36
Digital River, Inc. *	10,900	360
Earthlink, Inc. *	32,600	231
Equinix, Inc. *	9,326	943
eResearch Technology, Inc. *	10,175	120
FTD Group, Inc.	3,680	47
Global Sources Ltd. *	3,960	112
GSI Commerce, Inc. *	5,200	101
Harris Interactive, Inc. *	14,900	63
i2 Technologies, Inc. *	4,800	61
Ibasis, Inc.	7,200	37
Imergent, Inc.	3,600	38
Infospace, Inc.	8,700	164
Internap Network Services Corp. *	13,490	112
Internet Capital Group, Inc. *	10,700	126
Interwoven, Inc. *	11,700	166
iPass, Inc. *	17,700	72
j2 Global Communications, Inc. *	12,800	271
Keynote Systems, Inc. *	2,900	41
Knot (The), Inc. *	7,800	124
Lionbridge Technologies *	16,400	58
Liquidity Services, Inc. *	2,300	30
LoopNet, Inc. *	6,800	96
Mercadolibre, Inc. *	4,200	310
Move, Inc. *	27,500	67
NetFlix, Inc. *	12,200	325
NIC, Inc.	10,500	89
On2 Technologies, Inc. *	32,200	33
Online Resources Corp. *	6,200	74
EQUITY INDEX FUNDS      13      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Internet - 3.7% – (continued)
Openwave Systems, Inc.	23,933	$62
Orbitz Worldwide, Inc. *	9,045	77
Overstock.com, Inc. *	4,900	76
Perficient, Inc. *	7,700	121
Priceline.com, Inc. *	9,866	1,133
RealNetworks, Inc. *	25,000	152
RightNow Technologies, Inc. *	5,600	89
S1 Corp. *	16,400	120
Safeguard Scientifics, Inc. *	33,000	59
Sapient Corp. *	21,100	186
Secure Computing Corp. *	13,200	127
Shutterfly, Inc. *	3,869	99
Sohu.com, Inc. *	7,100	387
SonicWALL, Inc. *	17,700	190
Stamps.com, Inc. *	5,250	64
TechTarget, Inc. *	1,147	17
Terremark Worldwide, Inc. *	11,400	74
TheStreet.com, Inc.	5,100	81
TIBCO Software, Inc. *	50,300	406
Travelzoo, Inc. *	2,500	34
TriZetto Group, Inc. *	11,800	205
United Online, Inc.	17,600	208
ValueClick, Inc. *	26,000	569
Vasco Data Security International, Inc. *	6,800	190
Vignette Corp. *	8,200	120
Vocus, Inc. *	3,900	135
Websense, Inc. *	11,700	199

		12,496

Investment Companies -0.5%
Apollo Investment Corp.	30,943	528
Ares Capital Corp.	18,000	263
BlackRock Kelso Capital Corp.	2,700	41
Capital Southwest Corp.	700	83
Gladstone Capital Corp.	3,200	54
Hercules Technology Growth Capital, Inc.	6,800	84
Kohlberg Capital Corp.	2,800	34
MCG Capital Corp.	16,200	188
MVC Capital, Inc.	6,100	98
NGP Capital Resources Co.	4,900	77
Patriot Capital Funding, Inc.	6,400	65
PennantPark Investment Corp.	4,100	41
Prospect Capital Corp.	4,000	52
TICC Capital Corp.	5,500	51

		1,659

Iron/Steel - 0.2%
Claymont Steel, Inc. *	1,500	35
Esmark, Inc. *	3,300	46
Olympic Steel, Inc.	2,300	73
Schnitzer Steel Industries, Inc., Class A	5,700	394
Universal Stainless & Alloy *	2,100	75

		623

Leisure Time -0.6%
Ambassadors Group, Inc.	4,900	90
Ambassadors International, Inc.	2,800	41
Arctic Cat, Inc.	3,525	42
Callaway Golf Co.	17,447	304
Life Time Fitness, Inc. *	8,600	427
Marine Products Corp.	3,300	23
Multimedia Games, Inc. *	6,000	50
Nautilus, Inc.	8,337	40
Polaris Industries, Inc.	9,301	444
Town Sports International Holdings, Inc. *	3,500	34
WMS Industries, Inc. *	10,500	385

		1,880

Lodging -0.3%
Ameristar Casinos, Inc.	6,600	182
Gaylord Entertainment Co. *	10,800	437
Lodgian, Inc. *	5,570	63
Marcus Corp.	5,525	85
Monarch Casino & Resort, Inc. *	2,800	68
Morgans Hotel Group Co. *	6,200	120
MTR Gaming Group, Inc. *	6,400	43
Riviera Holdings Corp. *	3,000	92
Trump Entertainment Resorts, Inc. *	10,100	43

		1,133

Machinery - Construction & Mining - 0.3%
Astec Industries, Inc. *	5,000	186
Bucyrus International, Inc., Class A	9,700	964

		1,150

Machinery - Diversified — 1.5%
Albany International Corp., Class A	7,367	273
Altra Holdings, Inc. *	2,100	35
Applied Industrial Technologies, Inc.	11,153	324
NORTHERN FUNDS QUARTERLY REPORT      14      EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Machinery – Diversified - 1.5% — (continued)
Briggs & Stratton Corp.	12,800	$290
Cascade Corp.	3,100	144
Chart Industries, Inc. *	3,900	121
Cognex Corp.	11,443	231
Columbus McKinnon Corp. of New York *	5,000	163
Flow International Corp. *	11,400	106
Gehl Co. *	2,940	47
Gerber Scientific, Inc. *	6,200	67
Gorman-Rupp (The) Co.	3,683	115
Hurco Cos., Inc. *	1,400	61
Intermec, Inc. *	15,500	315
Intevac, Inc. *	5,500	80
iRobot Corp. *	4,600	83
Kadant, Inc. *	3,820	113
Lindsay Corp.	3,055	216
Middleby Corp. *	3,600	276
NACCO Industries, Inc., Class A	1,500	150
Nordson Corp.	8,700	504
Robbins & Myers, Inc.	3,600	272
Sauer-Danfoss, Inc.	2,900	73
Tecumseh Products Co., Class A *	4,100	96
Tennant Co.	4,500	199
TurboChef Technologies, Inc. *	5,900	97
Twin Disc, Inc.	1,400	99
Wabtec Corp.	12,674	437

		4,987

Media - 1.1%
Acacia Research — Acacia Technologies *	7,600	68
Belo Corp., Class A	22,000	384
Charter Communications, Inc., Class A *	103,700	121
Citadel Broadcasting Corp.	48,100	99
CKX, Inc. *	11,200	134
Courier Corp.	2,825	93
Cox Radio, Inc., Class A *	8,600	105
Crown Media Holdings, Inc., Class A *	4,000	26
Cumulus Media, Inc., Class A *	9,176	74
DG FastChannel, Inc. *	4,000	103
Dolan Media Co. *	3,000	88
Emmis Communications Corp., Class A *	8,871	34
Entercom Communications Corp., Class A	8,600	118
Entravision Communications Corp., Class A *	18,400	144
Fisher Communications, Inc. *	2,100	80
GateHouse Media, Inc.	5,850	51
Gemstar-TV Guide International, Inc. *	66,100	315
Gray Television, Inc.	11,000	88
Journal Communications, Inc., Class A	12,000	107
Lee Enterprises, Inc.	11,900	174
Lin TV Corp., Class A *	7,100	86
Lodgenet Entertainment Corp. *	6,700	117
Martha Stewart Living Omnimedia, Inc., Class A *	6,800	63
Media General, Inc., Class A	5,800	123
Mediacom Communications Corp., Class A *	15,200	70
Nexstar Broadcasting Group, Inc., Class A *	1,600	15
Playboy Enterprises, Inc., Class B *	5,800	53
Primedia, Inc.	13,750	117
Radio One, Inc., Class D *	19,800	47
Salem Communications Corp., Class A	2,900	19
Scholastic Corp. *	8,000	279
Sinclair Broadcast Group, Inc., Class A	13,000	107
Spanish Broadcasting System, Inc., Class A *	12,600	23
Sun-Times Media Group, Inc., Class A *	18,071	40
Value Line, Inc.	400	16
Westwood One, Inc.	19,300	38
World Wrestling Entertainment, Inc., Class A	5,800	86

		3,705

Metal Fabrication/Hardware - 1.1%
Ampco-Pittsburgh Corp.	1,900	72
Castle (A.M.) & Co.	3,300	90
CIRCOR International, Inc.	4,200	195
Dynamic Materials Corp.	3,200	189
Foster (L.B.) Co., Class A *	2,800	145
Haynes International, Inc. *	3,100	216
Kaydon Corp.	7,313	399
Ladish Co., Inc. *	3,800	164
Lawson Products, Inc.	1,040	39
Mueller Industries, Inc.	9,600	278
Mueller Water Products, Inc., Class A	30,300	289
Northwest Pipe Co. *	2,300	90
Quanex Corp.	9,600	498
RBC Bearings, Inc. *	5,600	243
Sun Hydraulics, Inc.	2,950	74
Valmont Industries, Inc.	4,900	437
Worthington Industries, Inc.	18,300	327

		3,745

EQUITY INDEX FUNDS      15      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Mining - 1.2%
AMCOL International Corp.	6,314	$228
Apex Silver Mines Ltd. *	15,900	242
Brush Engineered Materials, Inc. *	5,300	196
Century Aluminum Co. *	7,600	410
Coeur D’alene Mines Corp. *	120,000	593
Compass Minerals International, Inc.	8,300	340
General Moly, Inc. *	14,200	166
Hecla Mining Co. *	31,800	297
Kaiser Aluminum Corp.	4,000	318
Royal Gold, Inc.	6,700	204
RTI International Metals, Inc. *	6,000	414
Stillwater Mining Co. *	11,350	110
U.S. Gold Corp. *	14,200	42
Uranium Resources, Inc. *	14,500	181
USEC, Inc. *	27,900	251

		3,992

Miscellaneous Manufacturing - 2.0%
Actuant Corp., Class A	14,110	480
Acuity Brands, Inc.	11,300	508
American Railcar Industries, Inc.	2,600	50
Ameron International Corp.	2,400	221
Aptargroup, Inc.	18,000	736
AZZ, Inc. *	3,100	88
Barnes Group, Inc.	11,664	389
Blount International, Inc. *	10,400	128
Ceradyne, Inc. *	7,150	335
Clarcor, Inc.	13,324	506
EnPro Industries, Inc. *	5,600	172
ESCO Technologies, Inc. *	6,700	268
Federal Signal Corp.	12,400	139
Freightcar America, Inc.	3,200	112
GenTek, Inc. *	2,800	82
Griffon Corp. *	7,763	97
Hexcel Corp. *	24,507	595
Koppers Holdings, Inc.	5,000	216
Lancaster Colony Corp.	5,800	230
LSB Industries, Inc. *	4,500	127
Matthews International Corp., Class A	8,300	389
Myers Industries, Inc.	7,306	106
Park-Ohio Holdings Corp. *	1,700	43
Polypore International, Inc. *	4,000	70
Raven Industries, Inc.	4,100	157
Reddy Ice Holdings, Inc.	5,000	126
Smith & Wesson Holding Corp. *	8,300	51
Smith (A.O.) Corp.	5,300	186
Standex International Corp.	3,500	61
Sturm Ruger & Co., Inc. *	5,900	49
Tredegar Corp.	7,950	128
Trimas Corp. *	2,900	31

		6,876

Office Furnishings - 0.3%
Herman Miller, Inc.	16,500	534
Interface, Inc., Class A	14,200	232
Knoll, Inc.	11,860	195

		961

Office/Business Equipment - 0.1%
IKON Office Solutions, Inc.	27,900	363

Oil & Gas - 3.5%
Alon USA Energy, Inc.	3,500	95
APCO Argentina, Inc.	1,600	44
Approach Resources, Inc. *	1,226	16
Arena Resources, Inc. *	7,400	309
Atlas America, Inc.	6,460	382
ATP Oil & Gas Corp. *	6,707	339
Atwood Oceanics, Inc. *	7,100	712
Berry Petroleum Co., Class A	10,200	453
Bill Barrett Corp. *	7,670	321
Bois d’Arc Energy, Inc. *	4,600	91
BPZ Energy, Inc. *	12,400	139
Brigham Exploration Co. *	12,500	94
Bronco Drilling Co., Inc. *	7,600	113
Callon Petroleum Co. *	5,500	90
Carrizo Oil & Gas, Inc. *	6,300	345
Clayton Williams Energy, Inc. *	1,500	47
Comstock Resources, Inc. *	11,600	394
Concho Resources, Inc. *	6,100	126
Contango Oil & Gas Co. *	3,300	168
Crosstex Energy, Inc.	10,289	383
CVR Energy, Inc. *	2,703	67
Delek US Holdings, Inc.	2,800	57
Delta Petroleum Corp. *	17,100	322
Edge Petroleum Corp. *	8,500	50
Encore Acquisition Co. *	14,000	467
Energy Partners Ltd. *	7,367	87
NORTHERN FUNDS QUARTERLY REPORT      16      EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Oil & Gas - 3.5% — (continued)
EXCO Resources, Inc. *	16,000	$248
FX Energy, Inc. *	10,700	61
GeoGlobal Resources, Inc. *	8,600	43
GeoMet, Inc. *	2,988	16
GMX Resources, Inc. *	3,500	113
Goodrich Petroleum Corp. *	3,500	79
Grey Wolf, Inc. *	48,000	256
Gulfport Energy Corp. *	6,000	110
Harvest Natural Resources, Inc. *	10,200	128
Mariner Energy, Inc. *	22,561	516
McMoRan Exploration Co. *	8,800	115
Meridian Resource Corp. *	23,512	43
Oilsands Quest, Inc. *	31,200	127
Parallel Petroleum Corp. *	11,000	194
Parker Drilling Co. *	29,200	220
Penn Virginia Corp.	9,900	432
Petrohawk Energy Corp. *	44,100	763
Petroleum Development Corp. *	3,902	231
Petroquest Energy, Inc. *	10,800	154
Pioneer Drilling Co. *	11,400	135
Rosetta Resources, Inc. *	13,170	261
Stone Energy Corp. *	7,376	346
Sulphco, Inc. *	10,300	54
Swift Energy Co. *	7,890	347
Toreador Resources Corp. *	4,700	33
TXCO Resources, Inc. *	10,100	122
Vaalco Energy, Inc. *	15,800	73
Venoco, Inc. *	3,563	71
Warren Resources, Inc. *	15,930	225
Whiting Petroleum Corp. *	10,900	629

		11,856

Oil & Gas Services - 2.0%
Allis-Chalmers Energy, Inc. *	7,300	108
Basic Energy Services, Inc. *	10,600	233
Cal Dive International, Inc. *	10,533	139
CARBO Ceramics, Inc.	5,200	193
Complete Production Services, Inc. *	11,100	199
Dawson Geophysical Co. *	2,300	164
Dril-Quip, Inc. *	6,800	378
Exterran Holdings, Inc. *	15,689	1,283
Flotek Industries, Inc. *	5,000	180
Geokinetics, Inc. *	2,200	43
Gulf Island Fabrication, Inc.	3,400	108
Hercules Offshore, Inc. *	21,600	514
Hornbeck Offshore Services, Inc. *	5,900	265
ION Geophysical Corp. *	21,900	346
Lufkin Industries, Inc.	4,000	229
Markwest Hydrocarbon, Inc.	1,650	103
Matrix Service Co. *	6,900	151
NATCO Group, Inc., Class A *	4,100	222
Newpark Resources, Inc. *	23,280	127
Oil States International, Inc. *	12,800	437
RPC, Inc.	8,841	103
Superior Offshore International, Inc. *	2,300	12
Superior Well Services, Inc. *	3,300	70
T-3 Energy Services, Inc. *	1,600	75
Trico Marine Services, Inc. *	3,100	115
Union Drilling, Inc. *	3,800	60
W-H Energy Services, Inc. *	8,000	450
Willbros Group, Inc. *	9,600	368

		6,675

Packaging & Containers - 0.3%
AEP Industries, Inc. *	1,800	58
Chesapeake Corp.	5,300	27
Graphic Packaging Corp. *	21,500	79
Greif, Inc., Class A	8,600	562
Silgan Holdings, Inc.	6,600	343

		1,069

Pharmaceuticals - 3.9%
Acadia Pharmaceuticals, Inc. *	8,800	97
Adams Respiratory Therapeutics, Inc. *	9,200	550
Akorn, Inc. *	15,000	110
Alexza Pharmaceuticals, Inc. *	4,100	33
Alkermes, Inc. *	26,100	407
Allos Therapeutics, Inc. *	8,300	52
Alnylam Pharmaceuticals, Inc. *	9,000	262
Alpharma, Inc., Class A *	11,450	231
Altus Pharmaceuticals, Inc. *	4,400	23
Amicus Therapeutics, Inc. *	2,400	26
Animal Health International, Inc. *	1,987	24
Array Biopharma, Inc. *	11,400	96
Auxilium Pharmaceuticals, Inc. *	8,800	264
Bentley Pharmaceuticals, Inc. *	5,500	83
Biodel, Inc. *	339	8
EQUITY INDEX FUNDS      17      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Pharmaceuticals - 3.9% – (continued)
BioForm Medical, Inc. *	680	$5
BioMarin Pharmaceutical, Inc. *	25,500	903
Bionovo, Inc. *	9,400	16
Bradley Pharmaceuticals, Inc. *	3,300	65
Cadence Pharmaceuticals, Inc. *	3,163	47
Cubist Pharmaceuticals, Inc. *	14,400	295
CV Therapeutics, Inc. *	16,900	153
Cypress Bioscience, Inc. *	9,200	101
CytRx Corp. *	25,300	72
Dendreon Corp. *	24,200	150
Discovery Laboratories, Inc. *	24,900	54
Durect Corp. *	16,700	107
HealthExtras, Inc. *	7,700	201
I-Flow Corp. *	6,400	101
Idenix Pharmaceuticals, Inc. *	6,800	18
Indevus Pharmaceuticals, Inc. *	17,800	124
Isis Pharmaceuticals, Inc. *	22,600	356
Javelin Pharmaceuticals, Inc. *	9,600	36
KV Pharmaceutical Co., Class A *	10,100	288
Ligand Pharmaceuticals, Inc., Class B	21,500	104
Mannatech, Inc.	4,700	30
MannKind Corp. *	9,800	78
MAP Pharmaceuticals, Inc. *	141	2
Medarex, Inc. *	32,700	341
Medicines Co. *	13,500	259
Medicis Pharmaceutical Corp., Class A	14,700	382
MGI Pharma, Inc. *	21,100	855
Nabi Biopharmaceuticals *	16,500	60
Nastech Pharmaceutical Co., Inc. *	7,500	28
Neurocrine Biosciences, Inc. *	11,900	54
Neurogen Corp. *	6,400	22
Noven Pharmaceuticals, Inc. *	7,400	103
Obagi Medical Products, Inc. *	1,100	20
Onyx Pharmaceuticals, Inc. *	14,200	790
OSI Pharmaceuticals, Inc. *	15,000	728
Osiris Therapeutics, Inc. *	2,600	31
Pain Therapeutics, Inc. *	9,700	103
Par Pharmaceutical Cos., Inc. *	8,900	214
Penwest Pharmaceuticals Co. *	6,900	40
Perrigo Co.	20,000	700
PetMed Express, Inc. *	6,600	80
PharMerica Corp. *	7,154	99
Pharmion Corp. *	6,700	421
Pozen, Inc. *	7,600	91
Progenics Pharmaceuticals, Inc. *	6,882	124
Rigel Pharmaceuticals, Inc. *	7,100	180
Salix Pharmaceuticals Ltd. *	12,400	98
Santarus, Inc. *	15,200	42
Sciele Pharma, Inc. *	9,300	190
Sirtris Pharmaceuticals, Inc. *	1,042	14
Somaxon Pharmaceuticals, Inc. *	3,300	17
Synta Pharmaceuticals Corp. *	1,700	11
United Therapeutics Corp. *	5,400	527
USANA Health Sciences, Inc. *	2,200	82
Valeant Pharmaceuticals International *	25,100	300
Vanda Pharmaceuticals, Inc. *	8,000	55
Viropharma, Inc. *	18,600	148
Vivus, Inc. *	12,700	66
Xenoport, Inc. *	5,600	313
Zymogenetics, Inc. *	11,100	130

		13,290

Real Estate - 0.2%
Avatar Holdings, Inc. *	1,600	67
Consolidated-Tomoka Land Co. of Florida	1,600	100
Grubb & Ellis Co.	5,400	35
HFF, Inc., Class A *	3,800	29
Hilltop Holdings, Inc. *	12,674	138
Meruelo Maddux Properties, Inc. *	12,300	49
Stratus Properties, Inc. *	900	31
Tarragon Corp. *	3,962	6
Thomas Properties Group, Inc.	5,000	54

		509

Real Estate Investment Trusts -5.5%
Acadia Realty Trust	8,685	222
Agree Realty Corp.	2,100	63
Alesco Financial, Inc.	17,000	56
Alexander’s, Inc. *	500	177
Alexandria Real Estate Equities, Inc.	8,230	837
American Campus Communities, Inc.	7,300	196
American Financial Realty Trust	33,800	271
Anthracite Capital, Inc.	15,600	113
Anworth Mortgage Asset Corp.	12,000	99
Arbor Realty Trust, Inc.	4,000	64
NORTHERN FUNDS QUARTERLY REPORT      18      EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Real Estate Investment Trusts - 5.5% – (continued)
Ashford Hospitality Trust, Inc.	29,781	$214
Associated Estates Realty Corp.	2,600	25
BioMed Realty Trust, Inc.	17,000	394
BRT Realty Trust	900	14
Capital Lease Funding, Inc.	9,100	77
Capital Trust, Inc. of New York, Class A	4,300	132
CBRE Realty Finance, Inc.	6,000	32
Cedar Shopping Centers, Inc.	9,800	100
Chimera Investment Corp.	6,694	120
Corporate Office Properties Trust	10,317	325
Cousins Properties, Inc.	10,500	232
Crystal River Capital, Inc.	5,600	81
DCT Industrial Trust, Inc.	43,700	407
Deerfield Capital Corp.	13,900	111
DiamondRock Hospitality Co.	24,000	360
Digital Realty Trust, Inc.	14,600	560
DuPont Fabros Technology, Inc.	6,730	132
EastGroup Properties, Inc.	6,200	259
Education Realty Trust, Inc.	8,760	98
Entertainment Properties Trust	7,200	338
Equity Lifestyle Properties, Inc.	5,300	242
Equity One, Inc.	9,400	216
Extra Space Storage, Inc.	15,700	224
FelCor Lodging Trust, Inc.	16,200	253
First Industrial Realty Trust, Inc.	11,800	408
First Potomac Realty Trust	6,300	109
Franklin Street Properties Corp.	15,742	233
Getty Realty Corp.	4,800	128
Glimcher Realty Trust	11,400	163
GMH Communities Trust	10,800	60
Gramercy Capital Corp. of New York	5,100	124
Healthcare Realty Trust, Inc.	12,400	315
Hersha Hospitality Trust	8,400	80
Highwoods Properties, Inc.	15,000	441
Home Properties, Inc.	8,600	386
IMPAC Mortgage Holdings, Inc.	20,900	11
Inland Real Estate Corp.	15,100	214
Investors Real Estate Trust	12,700	114
JER Investors Trust, Inc.	8,700	94
Kite Realty Group Trust	7,200	110
LaSalle Hotel Properties	10,400	332
Lexington Realty Trust	17,140	249
LTC Properties, Inc.	6,400	160
Luminent Mortgage Capital, Inc.	11,300	9
Maguire Properties, Inc.	9,700	286
Medical Properties Trust, Inc.	11,000	112
MFA Mortgage Investments, Inc.	32,200	298
Mid-America Apartment Communities, Inc.	6,600	282
Mission West Properties	3,400	32
National Health Investors, Inc.	6,500	181
National Retail Properties, Inc.	18,600	435
Nationwide Health Properties, Inc.	23,200	728
Newcastle Investment Corp.	11,000	143
NorthStar Realty Finance Corp.	17,600	157
Novastar Financial, Inc. *	3,925	11
OMEGA Healthcare Investors, Inc.	16,700	268
Parkway Properties, Inc. of Maryland	3,900	144
Pennsylvania Real Estate Investment Trust	8,301	246
Post Properties, Inc.	11,500	404
PS Business Parks, Inc.	4,100	215
Quadra Realty Trust, Inc.	2,600	21
RAIT Financial Trust	16,700	144
Ramco-Gershenson Properties	4,600	98
Realty Income Corp.	26,200	708
Redwood Trust, Inc.	6,600	226
Resource Capital Corp.	5,800	54
Saul Centers, Inc.	3,000	160
Senior Housing Properties Trust	23,400	531
Sovran Self Storage, Inc.	4,900	196
Strategic Hotels & Resorts, Inc.	19,262	322
Sun Communities, Inc.	5,400	114
Sunstone Hotel Investors, Inc.	15,700	287
Tanger Factory Outlet Centers, Inc.	8,200	309
U-Store-It Trust	12,900	118
Universal Health Realty Income Trust	3,300	117
Urstadt Biddle Properties, Inc., Class A	5,800	90
Washington Real Estate Investment Trust	11,700	368
Winthrop Realty Trust	10,500	56

		18,645

Retail - 4.7%
99 Cents Only Stores *	12,200	97
AC Moore Arts & Crafts, Inc. *	4,400	60
Aeropostale, Inc. *	17,600	466
AFC Enterprises *	8,200	93
EQUITY INDEX FUNDS      19      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Retail - 4.7% – (continued)
Asbury Automotive Group, Inc.	6,800	$102
Bebe Stores, Inc.	6,500	84
Benihana, Inc., Class A *	2,400	31
Big 5 Sporting Goods Corp.	6,200	89
BJ’s Restaurants, Inc. *	3,800	62
Blockbuster, Inc., Class A *	50,700	198
Bob Evans Farms, Inc.	9,300	250
Bon-Ton Stores (The), Inc.	3,300	31
Books-A-Million, Inc.	4,700	56
Borders Group, Inc.	15,200	162
Brown Shoe Co., Inc.	11,400	173
Buckle (The), Inc.	3,600	119
Buffalo Wild Wings, Inc. *	4,000	93
Build-A-Bear Workshop, Inc. *	4,100	57
Cabela’s, Inc. *	9,400	142
Cache, Inc. *	3,400	32
California Pizza Kitchen, Inc. *	7,700	120
Carrols Restaurant Group, Inc. *	1,600	15
Casey’s General Stores, Inc.	13,100	388
Cash America International, Inc.	7,700	249
Casual Male Retail Group, Inc. *	10,800	56
Cato (The) Corp., Class A	7,700	121
CBRL Group, Inc.	6,400	207
CEC Entertainment, Inc. *	6,892	179
Charlotte Russe Holding, Inc. *	6,700	108
Charming Shoppes, Inc. *	32,700	177
Children’s Place Retail Stores (The), Inc. *	5,900	153
Chipotle Mexican Grill, Inc., Class B *	8,500	1,046
Christopher & Banks Corp.	9,425	108
Citi Trends, Inc. *	4,000	62
CKE Restaurants, Inc.	15,100	199
Collective Brands, Inc. *	16,900	294
Conn’s, Inc. *	3,200	55
CSK Auto Corp. *	13,300	67
Denny’s Corp. *	26,300	99
Domino’s Pizza, Inc.	10,400	138
Dress Barn, Inc. *	12,400	155
DSW, Inc., Class A *	4,300	81
Eddie Bauer Holdings, Inc. *	6,900	44
Ezcorp, Inc., Class A *	9,800	111
Finish Line (The), Inc., Class A	13,300	32
First Cash Financial Services, Inc. *	6,700	98
Fred’s, Inc.	10,525	101
Gander Mountain Co. *	2,300	11
Genesco, Inc. *	5,900	223
Group 1 Automotive, Inc.	6,000	142
Haverty Furniture Cos., Inc.	6,200	56
hhgregg, Inc. *	1,345	19
Hibbett Sports, Inc. *	8,243	165
HOT Topic, Inc. *	11,625	68
IHOP Corp.	4,600	168
Insight Enterprises, Inc. *	12,550	229
J Crew Group, Inc. *	10,100	487
Jack in the Box, Inc. *	16,200	417
Jamba, Inc. *	13,500	50
Jo-Ann Stores, Inc. *	6,610	86
Jos. A. Bank Clothiers, Inc. *	4,733	135
Kenneth Cole Productions, Inc., Class A	2,542	44
Krispy Kreme Doughnuts, Inc. *	19,800	63
Landry’s Restaurants, Inc.	3,284	65
Lithia Motors, Inc., Class A	4,300	59
Longs Drug Stores Corp.	8,600	404
Lululemon Athletica, Inc. *	3,400	161
MarineMax, Inc. *	4,500	70
McCormick & Schmick’s Seafood Restaurants, Inc. *	3,300	39
Men’s Wearhouse, Inc.	14,300	386
Morton’s Restaurant Group, Inc. *	2,700	25
Movado Group, Inc.	4,500	114
New York & Co., Inc. *	5,900	38
NexCen Brands, Inc. *	13,100	63
Nu Skin Enterprises, Inc., Class A	13,100	215
O’Charleys, Inc.	5,800	87
P.F. Chang’s China Bistro, Inc. *	6,700	153
Pacific Sunwear of California, Inc. *	18,200	257
Pantry (The), Inc. *	5,900	154
Papa John’s International, Inc. *	5,550	126
PC Connection, Inc. *	1,000	11
Pep Boys — Manny, Moe & Jack	10,900	125
Pier 1 Imports, Inc. *	22,900	120
Pricesmart, Inc.	2,800	84
Red Robin Gourmet Burgers, Inc. *	4,400	141
Regis Corp.	11,500	322
Retail Ventures, Inc. *	6,200	32
Ruby Tuesday, Inc.	14,100	137
NORTHERN FUNDS QUARTERLY REPORT      20      EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Retail - 4.7% – (continued)
Rush Enterprises, Inc., Class A *	8,750	$159
Ruth’s Chris Steak House *	6,400	57
Sally Beauty Holdings, Inc. *	22,500	204
School Specialty, Inc. *	5,650	195
Select Comfort Corp. *	12,450	87
Shoe Carnival, Inc. *	2,300	32
Sonic Automotive, Inc., Class A	8,100	157
Sonic Corp. *	16,500	361
Stage Stores, Inc.	11,475	170
Steak n Shake (The) Co. *	7,704	84
Stein Mart, Inc.	7,000	33
Syms Corp.	1,600	24
Systemax, Inc.	2,200	45
Talbots, Inc.	6,200	73
Texas Roadhouse, Inc., Class A *	14,300	158
Triarc Cos., Inc., Class B	16,803	147
Tuesday Morning Corp.	7,800	40
Tween Brands, Inc. *	6,400	169
Ulta Salon Cosmetics & Fragrance, Inc. *	3,500	60
Under Armour, Inc., Class A *	6,400	279
West Marine, Inc. *	4,100	37
Wet Seal (The), Inc., Class A *	21,900	51
World Fuel Services Corp.	7,500	218
Zale Corp. *	12,700	204
Zumiez, Inc. *	4,300	105

		15,760

Savings & Loans - 1.0%
Abington Bancorp, Inc.	2,400	23
Anchor BanCorp Wisconsin, Inc.	5,300	125
BankAtlantic Bancorp, Inc., Class A	11,600	48
BankFinancial Corp.	6,700	106
BankUnited Financial Corp., Class A	8,400	58
Beneficial Mutual Bancorp, Inc. *	9,700	94
Berkshire Hills Bancorp, Inc.	2,400	62
Brookline Bancorp, Inc.	16,603	169
Clifton Savings Bancorp, Inc.	3,400	33
Dime Community Bancshares	6,825	87
Downey Financial Corp.	5,500	171
First Financial Holdings, Inc.	3,300	90
First Niagara Financial Group, Inc.	26,719	322
First Place Financial Corp. of Ohio	4,800	67
FirstFed Financial Corp. *	3,550	127
Flagstar Bancorp, Inc.	11,200	78
Flushing Financial Corp.	5,425	87
Franklin Bank Corp. of Houston *	7,400	32
Investors Bancorp, Inc. *	13,200	187
Kearny Financial Corp.	5,900	70
KNBT Bancorp, Inc.	8,000	123
NASB Financial, Inc.	1,000	26
NewAlliance Bancshares, Inc.	29,400	339
Northwest Bancorp, Inc.	4,700	125
Oritani Financial Corp. *	1,700	21
PFF Bancorp, Inc.	6,190	75
Provident Financial Services, Inc.	16,329	235
Provident New York Bancorp	11,661	151
Rockville Financial, Inc.	2,200	27
Roma Financial Corp.	3,000	47
TierOne Corp.	4,700	104
United Community Financial Corp. of Ohio	7,400	41
ViewPoint Financial Group	3,300	55
Wauwatosa Holdings, Inc. *	2,900	37
Westfield Financial, Inc.	3,937	38
WSFS Financial Corp.	1,600	80

		3,560

Semiconductors -3.1%
Actel Corp. *	7,100	97
Advanced Analogic Technologies, Inc. *	11,200	126
AMIS Holdings, Inc. *	15,500	155
Amkor Technology, Inc. *	27,200	232
Anadigics, Inc. *	15,200	176
Applied Micro Circuits Corp. *	18,375	161
Asyst Technologies, Inc. *	13,800	45
ATMI, Inc. *	9,100	293
AuthenTec, Inc. *	337	5
Axcelis Technologies, Inc. *	27,700	127
Brooks Automation, Inc. *	18,244	241
Cabot Microelectronics Corp. *	6,300	226
Cavium Networks, Inc. *	1,196	27
Cirrus Logic, Inc. *	22,900	121
Cohu, Inc.	6,200	95
Conexant Systems, Inc. *	129,900	108
Credence Systems Corp. *	27,480	66
Diodes, Inc. *	7,837	236
DSP Group, Inc. *	7,400	90
EQUITY INDEX FUNDS      21      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Semiconductors - 3.1% – (continued)
Emulex Corp. *	22,100	$361
Entegris, Inc. *	30,077	260
Entropic Communications, Inc. *	2,300	17
Exar Corp. *	10,400	83
Formfactor, Inc. *	12,600	417
Genesis Microchip, Inc. *	9,800	84
Hittite Microwave Corp. *	3,800	181
IPG Photonics Corp. *	2,762	55
IXYS Corp. *	7,400	59
Kulicke & Soffa Industries, Inc. *	14,700	101
Lattice Semiconductor Corp. *	29,800	97
LTX Corp. *	16,700	53
Mattson Technology, Inc. *	14,400	123
Micrel, Inc.	14,400	122
Microsemi Corp. *	20,100	445
Microtune, Inc. *	14,500	95
MIPS Technologies, Inc. *	11,900	59
MKS Instruments, Inc. *	12,800	245
Monolithic Power Systems, Inc. *	6,400	137
Netlogic Microsystems, Inc. *	4,400	142
Omnivision Technologies, Inc. *	14,600	228
ON Semiconductor Corp. *	63,100	560
Pericom Semiconductor Corp. *	7,100	133
Photronics, Inc. *	10,800	135
PLX Technology, Inc. *	6,800	63
PMC — Sierra, Inc. *	55,600	364
Rudolph Technologies, Inc. *	6,632	75
Semitool, Inc. *	6,100	53
Semtech Corp. *	16,600	258
Silicon Image, Inc. *	22,800	103
Sirf Technology Holdings, Inc. *	15,600	392
Skyworks Solutions, Inc. *	41,500	353
Spansion, Inc., Class A *	22,000	86
Standard Microsystems Corp. *	6,100	238
Supertex, Inc. *	3,000	94
Syntax-Brillian Corp. *	16,900	52
Techwell, Inc. *	4,700	52
Tessera Technologies, Inc. *	12,500	520
TriQuint Semiconductor, Inc. *	36,754	244
Ultra Clean Holdings *	5,900	72
Ultratech, Inc. *	6,500	74
Veeco Instruments, Inc. *	8,200	137
Volterra Semiconductor Corp. *	6,800	75
Zoran Corp. *	12,865	290

		10,414

Software - 3.9%
ACI Worldwide, Inc. *	9,800	187
Actuate Corp. *	15,500	121
Advent Software, Inc. *	4,600	249
Allscripts Healthcare Solutions, Inc. *	14,100	274
American Reprographics Co. *	7,140	118
Ansys, Inc. *	20,200	838
Aspen Technology, Inc. *	23,700	384
Avid Technology, Inc. *	10,900	309
Blackbaud, Inc.	11,416	320
Blackboard, Inc. *	7,500	302
BladeLogic, Inc. *	1,500	44
Borland Software Corp. *	21,400	64
Bottomline Technologies, Inc. *	5,600	78
Commvault Systems, Inc. *	10,147	215
Computer Programs & Systems, Inc.	2,600	59
Concur Technologies, Inc. *	11,300	409
CSG Systems International, Inc. *	9,800	144
Digi International, Inc. *	6,800	97
DivX, Inc. *	5,300	74
Double-Take Software, Inc. *	3,000	65
Eclipsys Corp. *	12,100	306
Epicor Software Corp. *	15,600	184
EPIQ Systems, Inc. *	6,225	108
FalconStor Software, Inc. *	9,900	112
Glu Mobile, Inc. *	1,900	10
Informatica Corp. *	23,100	416
infoUSA, Inc.	9,150	82
Innerworkings, Inc. *	5,394	93
Interactive Intelligence, Inc. *	2,800	74
INVESTools, Inc. *	14,500	257
JDA Software Group, Inc. *	6,800	139
Lawson Software, Inc. *	32,600	334
Mantech International Corp., Class A *	4,900	215
MedAssets, Inc. *	146	4
MicroStrategy, Inc., Class A *	2,500	238
Midway Games, Inc. *	9,789	27
Monotype Imaging Holdings, Inc. *	2,900	44
MSC.Software Corp. *	10,000	130
NORTHERN FUNDS QUARTERLY REPORT      22      EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     SMALL CAP INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Software - 3.9% – (continued)
Nuance Communications, Inc. *	39,610	$740
Omnicell, Inc. *	8,700	234
Omniture, Inc. *	8,200	273
OpenTV Corp., Class A *	18,700	25
Packeteer, Inc. *	11,100	68
Parametric Technology Corp. *	29,820	532
PDF Solutions, Inc. *	5,800	52
Pegasystems, Inc.	3,400	41
Phase Forward, Inc. *	10,700	233
Progress Software Corp. *	10,800	364
PROS Holdings, Inc. *	700	14
QAD, Inc.	3,900	36
Quality Systems, Inc.	4,500	137
Quest Software, Inc. *	17,700	326
Renaissance Learning, Inc.	2,300	32
Schawk, Inc.	4,400	68
Seachange International, Inc. *	5,800	42
Smith Micro Software, Inc. *	8,500	72
Solera Holdings, Inc. *	5,900	146
SourceForge, Inc. *	18,500	45
SPSS, Inc. *	4,800	172
Sybase, Inc. *	23,700	618
Synchronoss Technologies, Inc. *	4,800	170
SYNNEX Corp. *	3,400	67
Take-Two Interactive Software, Inc. *	18,900	349
Taleo Corp., Class A *	4,400	131
THQ, Inc. *	17,225	486
Trident Microsystems, Inc. *	14,800	97
Tyler Technologies, Inc. *	10,100	130
Ultimate Software Group, Inc. *	6,600	208
Visual Sciences, Inc. *	6,000	111
Wind River Systems, Inc. *	19,400	173

		13,316

Storage/Warehousing - 0.1%
Mobile Mini, Inc. *	9,500	176

Telecommunications - 4.1%
3Com Corp. *	101,100	457
Acme Packet, Inc. *	4,700	59
Adaptec, Inc. *	31,300	106
Adtran, Inc.	15,500	331
Airvana, Inc. *	669	4
Alaska Communications Systems Group, Inc.	11,500	173
Anaren, Inc. *	4,600	76
Anixter International, Inc. *	8,000	498
Arris Group, Inc. *	35,629	356
Aruba Networks, Inc. *	2,400	36
Atheros Communications, Inc. *	14,400	440
Atlantic Tele-Network, Inc.	1,800	61
Avanex Corp. *	56,500	57
BigBand Networks, Inc. *	2,383	12
Black Box Corp.	4,500	163
Cbeyond, Inc. *	5,300	207
Centennial Communications Corp. *	8,100	75
Cincinnati Bell, Inc. *	67,500	321
Comtech Telecommunications Corp. *	6,025	325
Consolidated Communications Holdings, Inc.	5,600	111
CPI International, Inc. *	1,900	32
Ditech Networks, Inc. *	8,900	31
EMS Technologies, Inc. *	4,300	130
Extreme Networks *	32,700	116
Fairpoint Communications, Inc.	8,310	108
FiberTower Corp. *	27,700	63
Finisar Corp. *	68,700	100
Foundry Networks, Inc. *	37,800	662
General Communication, Inc., Class A *	14,700	129
GeoEye, Inc. *	4,900	165
Global Crossing Ltd. *	9,700	214
Globalstar, Inc. *	5,154	41
Golden Telecom, Inc. *	4,100	414
Harmonic, Inc. *	20,600	216
Harris Stratex Networks, Inc., Class A *	6,600	110
Hughes Communications, Inc. *	1,300	71
Hypercom Corp. *	14,700	73
ICO Global Communications Holdings Ltd. *	23,800	76
IDT Corp., Class B	12,300	104
Infinera Corp. *	4,266	63
InterDigital, Inc. *	12,200	285
Iowa Telecommunications Services, Inc.	8,600	140
iPCS, Inc.	4,600	166
Ixia *	11,700	111
Knology, Inc. *	5,900	75
Loral Space & Communications, Inc. *	3,100	106
Mastec, Inc. *	11,000	112
MRV Communications, Inc. *	34,334	80
EQUITY INDEX FUNDS      23     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Telecommunications - 4.1% – (continued)
Netgear, Inc. *	8,900	$317
Network Equipment Technologies, Inc. *	6,300	53
Nextwave Wireless, Inc. *	5,400	29
North Pittsburgh Systems, Inc.	4,100	93
Novatel Wireless, Inc. *	8,100	131
NTELOS Holdings Corp.	6,800	202
Oplink Communications, Inc. *	5,928	91
OpNext, Inc. *	5,232	46
Optium Corp. *	2,190	17
Orbcomm, Inc. *	6,100	38
PAETEC Holding Corp. *	19,687	192
Plantronics, Inc.	12,700	330
Polycom, Inc. *	23,800	661
Powerwave Technologies, Inc. *	31,800	128
Premiere Global Services, Inc. *	16,300	242
RCN Corp. *	8,000	125
RF Micro Devices, Inc. *	69,803	399
Rural Cellular Corp., Class A *	3,500	154
SAVVIS, Inc. *	7,200	201
Shenandoah Telecom Co.	6,429	154
ShoreTel, Inc. *	1,363	19
Sonus Networks, Inc. *	65,500	382
Starent Networks Corp. *	3,276	60
SureWest Communications	4,000	68
Switch & Data Facilities Co., Inc. *	3,878	62
Sycamore Networks, Inc. *	48,700	187
Symmetricom, Inc. *	12,600	59
Syniverse Holdings, Inc. *	6,480	101
Tekelec *	15,600	195
Time Warner Telecom, Inc., Class A *	37,600	763
USA Mobility, Inc. *	6,076	87
UTStarcom, Inc. *	31,400	86
Viasat, Inc. *	6,100	210
Virgin Mobile USA, Inc., Class A *	4,683	42
Vonage Holdings Corp. *	13,200	30

		13,815

Textiles - 0.1%
G&K Services, Inc., Class A	5,750	216
Unifirst Corp. of Massachusetts	3,400	129

		345

Toys, Games & Hobbies - 0.2%
Jakks Pacific, Inc. *	7,450	176
Leapfrog Enterprises, Inc. *	9,300	62
Marvel Entertainment, Inc. *	13,100	350
RC2 Corp. *	4,909	138

		726

Transportation - 1.5%
ABX Air, Inc. *	15,800	66
American Commercial Lines, Inc. *	13,000	211
Arkansas Best Corp.	5,800	127
Arlington Tankers Ltd.	2,400	53
Atlas Air Worldwide Holdings, Inc. *	3,499	190
Bristow Group, Inc. *	5,227	296
Celadon Group, Inc. *	6,300	58
Double Hull Tankers, Inc.	3,800	46
Dynamex, Inc. *	3,010	81
Eagle Bulk Shipping, Inc.	12,300	327
Forward Air Corp.	7,850	245
Genco Shipping & Trading Ltd.	5,240	287
General Maritime Corp.	7,000	171
Genesee & Wyoming, Inc., Class A *	8,225	199
Golar LNG Ltd.	10,100	223
Gulfmark Offshore, Inc. *	5,900	276
Heartland Express, Inc.	15,270	216
Horizon Lines, Inc., Class A	8,400	157
HUB Group, Inc., Class A *	10,200	271
Knight Transportation, Inc.	14,839	220
Knightsbridge Tankers Ltd.	3,700	89
Marten Transport Ltd. *	4,150	58
Nordic American Tanker Shipping	7,400	243
Old Dominion Freight Line, Inc. *	7,725	178
Pacer International, Inc.	9,100	133
Patriot Transportation Holding, Inc. *	400	37
PHI, Inc. *	3,700	115
Saia, Inc. *	4,600	61
Ship Finance International Ltd.	8,400	233
TBS International Ltd., Class A *	1,300	43
Ultrapetrol Bahamas Ltd. *	3,300	56
Universal Truckload Services, Inc. *	1,700	33
Werner Enterprises, Inc.	12,100	206

		5,205

Trucking & Leasing - 0.1%
AMERCO, Inc. *	2,600	171
Greenbrier Cos., Inc.	4,300	96
NORTHERN FUNDS QUARTERLY REPORT     24     EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS	DECEMBER 31, 2007 (UNAUDITED)
SMALL CAP INDEX FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.4% – CONTINUED
Trucking & Leasing - 0.1% – (continued)
TAL International Group, Inc.	4,400	$100

		367

Water - 0.2%
American States Water Co.	4,500	169
California Water Service Group	4,900	181
Consolidated Water Co., Inc.	3,200	81
Pico Holdings, Inc. *	3,500	118
SJW Corp.	4,100	142
Southwest Water Co.	6,197	78

		769

Total Common Stocks

(Cost $282,529)		333,144

OTHER - 0.0%
Escrow Position PetroCorp. *	1,900	—

Total Other

(Cost $-)		—

RIGHTS - 0.0%
CSF Holdings, Inc. *	4,212	—
Medis Technologies *	669	10

Total Rights

(Cost $-)		10

	NUMBER
	OF	VALUE
	WARRANTS	(000S)
WARRANTS - 0.0%
Imperial Credit Industries, Exp. 1/31/08, Strike $2.15 *	33	—
Optical Cable Corp., Fractional Shares, Exp. 10/24/07, Strike $4.88 *	52,400	—
Pegasus Wireless Corp., Exp. 12/18/08, Strike $8.00 *	1,680	—

Total Warrants

(Cost $-)		—

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 1.1%
Natixis, Grand Cayman, Eurodollar Time Deposit, 3.50%, 1/2/08	$3,569	$3,569
U.S. Treasury Bill, (1) 4.72%, 1/17/08	315	314

Total Short-Term Investments

(Cost $3,883)		3,883

Total Investments - 99.5%

(Cost $286,412)		337,037
Other Assets Less Liabilities - 0.5%		1,593

NET ASSETS - 100.0%		$338,630

(1)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At December 31, 2007, the Small Cap Index Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	GAIN
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)
Russell 2000 E-Mini	81	$6,255	Long	3/08	$41

Federal Tax Information:

At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$286,412

Gross tax appreciation of investments	$90,771
Gross tax depreciation of investments	(40,146)

Net tax appreciation of investments	$50,625

EQUITY INDEX FUNDS      25     NORTHERN FUNDS QUARTERLY REPORT

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     STOCK INDEX FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 95.8%
Advertising - 0.1%
Interpublic Group of Cos. (The), Inc. *	28,435	$230
Omnicom Group, Inc.	23,200	1,103

		1,333

Aerospace/Defense - 2.3%
Boeing (The) Co.	52,968	4,633
General Dynamics Corp.	28,300	2,518
Goodrich Corp.	7,800	551
L-3 Communications Holdings, Inc.	8,300	879
Lockheed Martin Corp.	24,046	2,531
Northrop Grumman Corp.	23,998	1,887
Raytheon Co.	29,800	1,809
Rockwell Collins, Inc.	11,300	813
United Technologies Corp.	67,700	5,182

		20,803

Agriculture - 1.6%
Altria Group, Inc.	143,800	10,869
Archer-Daniels-Midland Co.	44,992	2,089
Reynolds American, Inc.	11,300	745
UST, Inc.	11,700	641

		14,344

Airlines - 0.1%
Southwest Airlines Co.	48,730	595

Apparel - 0.4%
Coach, Inc. *	24,500	749
Jones Apparel Group, Inc.	5,800	93
Liz Claiborne, Inc.	6,800	138
NIKE, Inc., Class B	27,200	1,747
Polo Ralph Lauren Corp.	3,800	235
VF Corp.	5,528	380

		3,342

Auto Manufacturers - 0.4%
Ford Motor Co. *	141,875	955
General Motors Corp.	39,300	978
PACCAR, Inc.	25,878	1,410

		3,343

Auto Parts & Equipment - 0.2%
Goodyear Tire & Rubber (The) Co. *	16,558	467
Johnson Controls, Inc.	41,500	1,496

		1,963

Banks - 5.2%
Bank of America Corp.	303,140	12,508
Bank of New York Mellon (The) Corp.	79,047	3,854
BB&T Corp.	39,200	1,202
Capital One Financial Corp.	26,903	1,271
Comerica, Inc.	9,250	403
Commerce Bancorp, Inc. of New Jersey	13,300	507
Fifth Third Bancorp	38,430	966
First Horizon National Corp.	8,900	162
Huntington Bancshares, Inc.	27,272	402
KeyCorp	24,300	570
M&T Bank Corp.	4,200	343
Marshall & Ilsley Corp.	19,099	506
National City Corp.	42,000	691
Northern Trust Corp.	12,000	919
PNC Financial Services Group, Inc.	24,700	1,622
Regions Financial Corp.	49,404	1,168
State Street Corp.	25,900	2,103
SunTrust Banks, Inc.	25,000	1,562
Synovus Financial Corp.	23,550	567
U.S. Bancorp	120,377	3,821
Wachovia Corp.	136,087	5,175
Wells Fargo & Co.	230,514	6,959
Zions Bancorporation	8,200	383

		47,664

Beverages - 2.3%
Anheuser-Busch Cos., Inc.	51,588	2,700
Brown-Forman Corp., Class B	5,200	385
Coca-Cola (The) Co.	137,000	8,408
Coca-Cola Enterprises, Inc.	17,600	458
Constellation Brands, Inc., Class A *	12,400	293
Molson Coors Brewing Co., Class B	9,200	475
Pepsi Bottling Group, Inc.	9,800	387
PepsiCo, Inc.	111,280	8,446

		21,552

Biotechnology - 0.8%
Amgen, Inc. *	74,836	3,475
Biogen Idec, Inc. *	20,055	1,142
Celgene Corp. *	27,200	1,257
Genzyme Corp. *	18,700	1,392
Millipore Corp. *	3,900	285

		7,551

Building Materials - 0.1%
Masco Corp.	25,500	551
EQUITY INDEX FUNDS      1      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 95.8% – CONTINUED
Building Materials - 0.1% – (continued)
Trane, Inc.	12,400	$579

		1,130

Chemicals - 1.8%
Air Products & Chemicals, Inc.	15,200	1,499
Ashland, Inc.	4,100	195
Dow Chemical (The) Co.	65,971	2,601
du Pont (E.I.) de Nemours & Co.	62,677	2,763
Eastman Chemical Co.	4,875	298
Ecolab, Inc.	10,900	558
Hercules, Inc.	8,700	168
International Flavors & Fragrances, Inc.	4,800	231
Monsanto Co.	37,382	4,175
PPG Industries, Inc.	10,500	737
Praxair, Inc.	22,300	1,978
Rohm & Haas Co.	9,243	491
Sherwin-Williams (The) Co.	7,600	441
Sigma-Aldrich Corp.	8,400	459

		16,594

Coal - 0.2%
Consol Energy, Inc.	12,800	916
Peabody Energy Corp.	18,400	1,134

		2,050

Commercial Services - 0.6%
Apollo Group, Inc., Class A *	9,500	666
Convergys Corp. *	7,000	115
Donnelley (R.R.) & Sons Co.	13,600	513
Equifax, Inc.	8,300	302
H&R Block, Inc.	20,500	381
McKesson Corp.	19,441	1,274
Monster Worldwide, Inc. *	9,700	314
Moody’s Corp.	15,104	539
Robert Half International, Inc.	10,500	284
Western Union (The) Co.	52,623	1,278

		5,666

Computers - 4.6%
Affiliated Computer Services, Inc., Class A *	7,500	338
Apple, Inc. *	60,000	11,885
Cognizant Technology Solutions Corp., Class A *	20,300	689
Computer Sciences Corp. *	11,100	549
Dell, Inc. *	155,000	3,799
Electronic Data Systems Corp.	34,600	717
EMC Corp. of Massachusetts *	142,912	2,648
Hewlett-Packard Co.	176,442	8,907
IBM Corp.	94,240	10,187
Lexmark International, Inc., Class A *	6,700	234
Network Appliance, Inc. *	25,000	624
SanDisk Corp. *	16,100	534
Sun Microsystems, Inc. *	57,550	1,044
Teradata Corp. *	11,200	307
Unisys Corp. *	18,200	86

		42,548

Cosmetics/Personal Care - 2.2%
Avon Products, Inc.	29,844	1,180
Colgate-Palmolive Co.	35,600	2,775
Estee Lauder Cos. (The), Inc., Class A	7,400	323
Procter & Gamble Co.	212,607	15,609

		19,887

Distribution/Wholesale - 0.1%
Genuine Parts Co.	10,250	474
Grainger (W.W.), Inc.	4,500	394

		868

Diversified Financial Services - 6.3%
American Express Co.	81,100	4,219
Ameriprise Financial, Inc.	15,860	874
Bear Stearns Cos. (The), Inc.	8,231	726
Charles Schwab (The) Corp.	65,700	1,679
CIT Group, Inc.	13,300	320
Citigroup, Inc.	341,161	10,044
CME Group, Inc.	3,700	2,538
Countrywide Financial Corp.	40,700	364
Discover Financial Services	31,609	477
E*TRADE Financial Corp. *	32,900	117
Fannie Mae	66,500	2,659
Federated Investors, Inc., Class B	6,814	280
Franklin Resources, Inc.	11,500	1,316
Freddie Mac	45,600	1,554
Goldman Sachs Group (The), Inc.	27,152	5,839
IntercontinentalExchange, Inc. *	4,900	943
Janus Capital Group, Inc.	11,200	368
JPMorgan Chase & Co.	229,125	10,001
Legg Mason, Inc.	8,510	622
Lehman Brothers Holdings, Inc.	35,900	2,349
Merrill Lynch & Co., Inc.	58,184	3,123
Morgan Stanley	72,318	3,841
NORTHERN FUNDS QUARTERLY REPORT      2     EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     STOCK INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 95.8% – CONTINUED
Diversified Financial Services - 6.3% – (continued)
NYSE Euronext	17,700	$1,554
Price (T. Rowe) Group, Inc.	18,600	1,132
SLM Corp.	35,400	713

		57,652

Electric - 3.2%
AES Corp. *	44,000	941
Allegheny Energy, Inc.	10,500	668
Ameren Corp.	13,800	748
American Electric Power Co., Inc.	26,140	1,217
Centerpoint Energy, Inc.	19,222	329
CMS Energy Corp.	14,200	247
Consolidated Edison, Inc.	19,600	958
Constellation Energy Group, Inc.	13,000	1,333
Dominion Resources, Inc. of Virginia	41,418	1,965
DTE Energy Co.	11,400	501
Duke Energy Corp.	88,955	1,794
Dynegy, Inc., Class A *	30,307	216
Edison International	22,900	1,222
Entergy Corp.	13,800	1,649
Exelon Corp.	46,024	3,757
FirstEnergy Corp.	21,215	1,535
FPL Group, Inc.	28,900	1,959
Integrys Energy Group, Inc.	4,200	217
Pepco Holdings, Inc.	12,400	364
PG&E Corp.	25,200	1,086
Pinnacle West Capital Corp.	5,200	221
PPL Corp.	25,400	1,323
Progress Energy, Inc.	16,300	789
Public Service Enterprise Group, Inc.	18,150	1,783
Southern (The) Co.	53,700	2,081
TECO Energy, Inc.	12,200	210
Xcel Energy, Inc.	25,685	580

		29,693

Electrical Components & Equipment - 0.4%
Emerson Electric Co.	54,900	3,111
Molex, Inc.	8,975	245

		3,356

Electronics - 0.6%
Agilent Technologies, Inc. *	25,356	932
Applera Corp. - Applied Biosystems Group	11,000	373
Jabil Circuit, Inc.	12,200	186
PerkinElmer, Inc.	6,800	177
Thermo Fisher Scientific Inc. *	29,600	1,707
Tyco Electronics Ltd.	33,247	1,234
Waters Corp. *	6,800	538

		5,147

Engineering & Construction - 0.2%
Fluor Corp.	5,800	845
Jacobs Engineering Group, Inc. *	8,500	813

		1,658

Entertainment - 0.1%
International Game Technology	20,752	912

Environmental Control - 0.1%
Allied Waste Industries, Inc. *	15,400	170
Waste Management, Inc.	36,673	1,198

		1,368

Food - 1.7%
Campbell Soup Co.	13,400	479
ConAgra Foods, Inc.	33,100	787
Dean Foods Co.	8,900	230
General Mills, Inc.	24,000	1,368
Heinz (H.J.) Co.	22,100	1,032
Hershey (The) Co.	10,300	406
Kellogg Co.	18,500	970
Kraft Foods, Inc., Class A	107,808	3,518
Kroger Co.	47,000	1,255
McCormick & Co., Inc.	7,400	281
Safeway, Inc.	30,200	1,033
Sara Lee Corp.	49,000	787
SUPERVALU, Inc.	14,392	540
Sysco Corp.	42,800	1,336
Tyson Foods, Inc., Class A	16,900	259
Whole Foods Market, Inc.	9,800	400
Wrigley (Wm.) Jr. Co.	13,925	815

		15,496

Forest Products & Paper - 0.3%
International Paper Co.	29,393	952
MeadWestvaco Corp.	11,843	371
Plum Creek Timber Co., Inc.	10,500	483
Weyerhaeuser Co.	14,240	1,050

		2,856

Gas - 0.2%
Nicor, Inc.	4,400	186
EQUITY INDEX FUNDS      3      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 95.8% – CONTINUED
Gas - 0.2% – (continued)
NiSource, Inc.	17,500	$331
Sempra Energy	17,471	1,081

		1,598

Hand/Machine Tools - 0.1%
Black & Decker Corp.	4,200	292
Snap-On, Inc.	3,150	152
Stanley Works (The)	4,600	223

		667

Healthcare - Products - 3.1%
Bard (C.R.), Inc.	6,500	616
Baxter International, Inc.	44,100	2,560
Becton, Dickinson & Co.	17,400	1,454
Boston Scientific Corp. *	89,400	1,040
Covidien Ltd.	35,147	1,557
Johnson & Johnson	195,900	13,067
Medtronic, Inc.	78,500	3,946
Patterson Cos., Inc. *	8,900	302
St. Jude Medical, Inc. *	23,300	947
Stryker Corp.	16,000	1,195
Varian Medical Systems, Inc. *	7,900	412
Zimmer Holdings, Inc. *	16,540	1,094

		28,190

Healthcare - Services - 1.5%
Aetna, Inc.	34,992	2,020
Coventry Health Care, Inc. *	9,955	590
Humana, Inc. *	11,000	828
Laboratory Corp. of America Holdings *	8,500	642
Quest Diagnostics, Inc.	10,000	529
Tenet Healthcare Corp. *	35,200	179
UnitedHealth Group, Inc.	89,500	5,209
WellPoint, Inc. *	39,583	3,473

		13,470

Holding Companies - Diversified - 0.1%
Leucadia National Corp.	11,200	528

Home Builders - 0.1%
Centex Corp.	9,100	230
D.R. Horton, Inc.	18,800	248
KB Home	6,172	133
Lennar Corp., Class A	10,800	193
Pulte Homes, Inc.	13,700	144

		948

Home Furnishings - 0.1%
Harman International Industries, Inc.	4,000	295
Whirlpool Corp.	5,506	449

		744

Household Products/Wares - 0.4%
Avery Dennison Corp.	6,200	329
Clorox Co.	10,200	665
Fortune Brands, Inc.	9,800	709
Kimberly-Clark Corp.	29,736	2,062

		3,765

Housewares - 0.0%
Newell Rubbermaid, Inc.	17,108	443

Insurance - 4.2%
ACE Ltd.	21,600	1,334
Aflac, Inc.	34,100	2,136
Allstate (The) Corp.	40,314	2,106
AMBAC Financial Group, Inc.	7,400	191
American International Group, Inc.	173,189	10,097
AON Corp.	19,275	919
Assurant, Inc.	5,700	381
Chubb Corp.	26,100	1,424
CIGNA Corp.	18,400	989
Cincinnati Financial Corp.	10,289	407
Genworth Financial, Inc., Class A	28,300	720
Hartford Financial Services Group, Inc.	21,800	1,901
Lincoln National Corp.	18,332	1,067
Loews Corp.	31,300	1,576
Marsh & McLennan Cos., Inc.	36,200	958
MBIA, Inc.	9,050	169
Metlife, Inc.	51,800	3,192
MGIC Investment Corp.	6,200	139
Principal Financial Group, Inc.	18,500	1,273
Progressive (The) Corp.	47,752	915
Prudential Financial, Inc.	31,700	2,949
SAFECO Corp.	7,500	418
Torchmark Corp.	5,500	333
Travelers Cos. (The), Inc.	44,713	2,405
Unum Group	23,061	549
XL Capital Ltd., Class A	12,259	617

		39,165

Internet - 2.2%
Akamai Technologies, Inc. *	11,800	408
Amazon.com, Inc. *	20,939	1,940
NORTHERN FUNDS QUARTERLY REPORT      4      EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     STOCK INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 95.8% – CONTINUED
Internet - 2.2% – (continued)
eBay, Inc. *	78,924	$2,619
Expedia, Inc. *	14,988	474
Google, Inc., Class A *	15,845	10,956
IAC/InterActiveCorp *	12,500	337
Symantec Corp. *	61,624	995
VeriSign, Inc. *	15,500	583
Yahoo!, Inc. *	92,700	2,156

		20,468

Investment Companies - 0.0%
American Capital Strategies Ltd.	13,800	455

Iron/Steel - 0.3%
Allegheny Technologies, Inc.	7,232	625
Nucor Corp.	19,300	1,143
United States Steel Corp.	8,300	1,003

		2,771

Leisure Time - 0.2%
Brunswick Corp.	6,000	102
Carnival Corp.	30,196	1,344
Harley-Davidson, Inc.	17,000	794

		2,240

Lodging - 0.3%
Harrah’s Entertainment, Inc.	12,950	1,149
Marriott International, Inc., Class A	21,200	725
Starwood Hotels & Resorts Worldwide, Inc.	13,300	586
Wyndham Worldwide Corp.	11,261	265

		2,725

Machinery - Construction & Mining - 0.4%
Caterpillar, Inc.	43,400	3,149
Terex Corp. *	7,300	479

		3,628

Machinery - Diversified - 0.5%
Cummins, Inc.	6,900	879
Deere & Co.	30,100	2,803
Manitowoc Co. (The), Inc.	9,100	444
Rockwell Automation, Inc.	10,100	697

		4,823

Media - 2.6%
CBS Corp., Class B	49,174	1,340
Clear Channel Communications, Inc., Class A	34,600	1,194
Comcast Corp., Class A *	209,981	3,834
DIRECTV Group (The), Inc. *	50,100	1,158
Disney (The Walt) Co.	129,503	4,181
Gannett Co., Inc.	17,000	663
McGraw-Hill Cos. (The), Inc.	23,400	1,025
Meredith Corp.	2,500	138
New York Times Co., Class A	9,300	163
News Corp., Class A	156,500	3,207
Scripps (E.W.) Co., Class A	4,600	207
Time Warner, Inc.	245,900	4,060
Viacom, Inc., Class B *	45,874	2,015
Washington Post (The), Co., Class B	397	314

		23,499

Metal Fabrication/Hardware - 0.1%
Precision Castparts Corp.	9,100	1,262

Mining - 0.8%
Alcoa, Inc.	57,712	2,109
Freeport-McMoRan Copper & Gold, Inc.	25,972	2,661
Newmont Mining Corp.	31,277	1,527
Titanium Metals Corp.	6,300	167
Vulcan Materials Co.	6,900	546

		7,010

Miscellaneous Manufacturing - 4.8%
3M Co.	49,700	4,191
Cooper Industries Ltd., Class A	12,400	656
Danaher Corp.	18,100	1,588
Dover Corp.	12,800	590
Eastman Kodak Co.	17,800	389
Eaton Corp.	10,200	989
General Electric Co.	692,945	25,687
Honeywell International, Inc.	52,112	3,209
Illinois Tool Works, Inc.	29,500	1,579
Ingersoll-Rand Co. Ltd., Class A	19,600	911
ITT Corp.	12,000	792
Leggett & Platt, Inc.	10,700	187
Pall Corp.	8,266	333
Parker Hannifin Corp.	11,787	888
Textron, Inc.	17,000	1,212
Tyco International Ltd.	34,847	1,382

		44,583

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.	13,700	521
EQUITY INDEX FUNDS      5      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 95.8% – CONTINUED
Office/Business Equipment - 0.2% – (continued)
Xerox Corp.	61,396	$994

		1,515

Oil & Gas - 9.9%
Anadarko Petroleum Corp.	32,812	2,155
Apache Corp.	23,306	2,506
Chesapeake Energy Corp.	29,900	1,172
Chevron Corp.	145,532	13,583
ConocoPhillips	109,246	9,646
Devon Energy Corp.	31,200	2,774
ENSCO International, Inc.	10,500	626
EOG Resources, Inc.	16,600	1,482
Exxon Mobil Corp.	374,814	35,116
Hess Corp.	19,400	1,957
Marathon Oil Corp.	49,118	2,989
Murphy Oil Corp.	13,300	1,128
Nabors Industries Ltd. *	20,900	573
Noble Corp.	18,000	1,017
Noble Energy, Inc.	11,000	875
Occidental Petroleum Corp.	57,056	4,393
Range Resources Corp.	11,100	570
Rowan Cos., Inc.	8,400	332
Sunoco, Inc.	8,600	623
Tesoro Corp.	9,700	463
Transocean, Inc.	21,600	3,092
Valero Energy Corp.	37,600	2,633
XTO Energy, Inc.	32,225	1,655

		91,360

Oil & Gas Services - 1.8%
Baker Hughes, Inc.	22,140	1,795
BJ Services Co.	19,400	471
Halliburton Co.	59,031	2,238
National-Oilwell Varco, Inc. *	23,900	1,756
Schlumberger Ltd.	81,600	8,027
Smith International, Inc.	14,200	1,049
Weatherford International Ltd. *	23,794	1,632

		16,968

Packaging & Containers - 0.1%
Ball Corp.	6,800	306
Bemis Co.	5,100	140
Pactiv Corp. *	9,400	250
Sealed Air Corp.	9,406	218

		914

Pharmaceuticals - 5.6%
Abbott Laboratories	107,000	6,008
Allergan, Inc.	20,568	1,321
AmerisourceBergen Corp.	11,418	512
Barr Pharmaceuticals, Inc. *	6,700	356
Bristol-Myers Squibb Co.	137,360	3,643
Cardinal Health, Inc.	25,324	1,462
Express Scripts, Inc. *	18,000	1,314
Forest Laboratories, Inc. *	20,800	758
Gilead Sciences, Inc. *	63,188	2,907
Hospira, Inc. *	9,680	413
King Pharmaceuticals, Inc. *	15,200	156
Lilly (Eli) & Co.	68,596	3,662
Medco Health Solutions, Inc. *	18,068	1,832
Merck & Co., Inc.	149,600	8,693
Mylan Laboratories, Inc.	21,800	307
Pfizer, Inc.	466,592	10,606
Schering-Plough Corp.	112,500	2,997
Watson Pharmaceuticals, Inc. *	7,100	193
Wyeth	92,700	4,096

		51,236

Pipelines - 0.4%
El Paso Corp.	49,747	858
Questar Corp.	11,100	600
Spectra Energy Corp.	41,577	1,073
Williams Cos. (The), Inc.	41,800	1,496

		4,027

Real Estate - 0.0%
CB Richard Ellis Group, Inc., Class A *	14,400	310

Real Estate Investment Trusts - 0.9%
Apartment Investment & Management Co., Class A	7,100	247
AvalonBay Communities, Inc.	5,000	471
Boston Properties, Inc.	8,300	762
Developers Diversified Realty Corp.	8,100	310
Equity Residential	19,400	708
General Growth Properties, Inc.	17,600	725
Host Hotels & Resorts, Inc.	37,100	632
Kimco Realty Corp.	16,100	586
ProLogis	18,135	1,149
Public Storage	7,846	576
Simon Property Group, Inc.	15,900	1,381
Vornado Realty Trust	9,600	844

		8,391

NORTHERN FUNDS QUARTERLY REPORT      6      EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENTS
     STOCK INDEX FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 95.8% – CONTINUED
Retail – 4.7%
Abercrombie & Fitch Co., Class A	6,000	$480
AutoNation, Inc. *	9,485	148
Autozone, Inc. *	3,000	360
Bed Bath & Beyond, Inc. *	19,600	576
Best Buy Co., Inc.	23,525	1,239
Big Lots, Inc. *	7,600	121
Circuit City Stores, Inc.	12,000	50
Costco Wholesale Corp.	30,216	2,108
CVS Caremark Corp.	100,269	3,986
Darden Restaurants, Inc.	9,550	265
Dillard’s, Inc., Class A	5,300	100
Family Dollar Stores, Inc.	8,900	171
GameStop Corp., Class A *	11,200	696
Gap (The), Inc.	31,687	674
Home Depot (The), Inc.	114,394	3,082
Kohl’s Corp. *	20,900	957
Limited Brands, Inc.	20,400	386
Lowe’s Cos., Inc.	99,600	2,253
Macy’s, Inc.	28,382	734
McDonald’s Corp.	80,200	4,725
Nordstrom, Inc.	13,400	492
Office Depot, Inc. *	17,400	242
OfficeMax, Inc.	4,633	96
Penney (J.C.) Co., Inc.	15,800	695
RadioShack Corp.	10,700	180
Sears Holdings Corp. *	5,173	528
Staples, Inc.	49,875	1,151
Starbucks Corp. *	52,100	1,066
Target Corp.	57,800	2,890
Tiffany & Co.	8,600	396
TJX Cos., Inc.	30,300	870
Wal-Mart Stores, Inc.	161,100	7,657
Walgreen Co.	69,100	2,631
Wendy’s International, Inc.	6,700	173
Yum! Brands, Inc.	36,000	1,378

		43,556

Savings & Loans - 0.2%
Hudson City Bancorp, Inc.	38,800	583
Sovereign Bancorp, Inc.	23,578	269
Washington Mutual, Inc.	59,776	813

		1,665

Semiconductors - 2.6%
Advanced Micro Devices, Inc. *	41,800	313
Altera Corp.	24,600	475
Analog Devices, Inc.	19,900	631
Applied Materials, Inc.	93,500	1,661
Broadcom Corp., Class A *	32,000	836
Intel Corp.	399,400	10,648
Kla-Tencor Corp.	13,300	640
Linear Technology Corp.	16,700	532
LSI Corp. *	45,700	243
MEMC Electronic Materials, Inc. *	15,500	1,372
Microchip Technology, Inc.	15,900	500
Micron Technology, Inc. *	48,100	349
National Semiconductor Corp.	15,400	349
Novellus Systems, Inc. *	9,000	248
Nvidia Corp. *	37,250	1,267
QLogic Corp. *	11,100	158
Teradyne, Inc. *	13,300	137
Texas Instruments, Inc.	95,500	3,190
Xilinx, Inc.	21,100	461

		24,010

Software - 3.9%
Adobe Systems, Inc. *	40,300	1,722
Autodesk, Inc. *	16,300	811
Automatic Data Processing, Inc.	37,300	1,661
BMC Software, Inc. *	12,700	453
CA, Inc.	25,693	641
Citrix Systems, Inc. *	13,700	521
Compuware Corp. *	21,000	186
Electronic Arts, Inc. *	22,100	1,291
Fidelity National Information Services, Inc.	11,100	462
Fiserv, Inc. *	12,000	666
IMS Health, Inc.	12,004	276
Intuit, Inc. *	22,500	711
Microsoft Corp.	551,480	19,633
Novell, Inc. *	21,800	150
Oracle Corp. *	272,600	6,155
Paychex, Inc.	24,100	873

		36,212

Telecommunications - 5.9%
American Tower Corp., Class A *	27,600	1,176
AT&T, Inc.	415,393	17,264
CenturyTel, Inc.	7,850	325
EQUITY INDEX FUNDS      7      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 95.8% – CONTINUED
Telecommunications - 5.9% – (continued)
Ciena Corp. *	6,557	$224
Cisco Systems, Inc. *	417,600	11,304
Citizens Communications Co.	22,800	290
Corning, Inc.	107,200	2,572
Embarq Corp.	10,996	545
JDS Uniphase Corp. *	16,750	223
Juniper Networks, Inc. *	36,100	1,198
Motorola, Inc.	158,965	2,550
QUALCOMM, Inc.	111,300	4,380
Qwest Communications International, Inc. *	111,655	783
Sprint Nextel Corp.	195,636	2,569
Tellabs, Inc. *	33,100	216
Verizon Communications, Inc.	198,830	8,687
Windstream Corp.	30,599	398

		54,704

Textiles - 0.0%
Cintas Corp.	8,600	289

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	11,312	289
Mattel, Inc.	26,141	498

		787

Transportation - 1.6%
Burlington Northern Santa Fe Corp.	20,228	1,683
C.H. Robinson Worldwide, Inc.	12,100	655
CSX Corp.	28,648	1,260
Expeditors International Washington, Inc.	13,600	608
FedEx Corp.	21,340	1,903
Norfolk Southern Corp.	26,300	1,326
Ryder System, Inc.	4,800	226
Union Pacific Corp.	18,500	2,324
United Parcel Service, Inc., Class B	72,500	5,127

		15,112

Total Common Stocks

(Cost $682,547)		883,409

	NUMBER
	OF	VALUE
	WARRANTS	(000S)
WARRANTS - 0.0%
Raytheon Co., Exp. 6/16/11, Strike $37.50*	233	6

Total Warrants

(Cost $-)		6

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 3.8%
Natixis, Grand Cayman, Eurodollar Time Deposit 3.50%,1/2/08	$33,611	$33,611
U.S. Treasury Bill, (1) 4.35%,1/17/08	1,755	1,752

Total Short-Term Investments

(Cost $35,363)		35,363

Total Investments - 99.6%

(Cost $717,910)		918,778
Other Assets less Liabilities - 0.4%		3,259

NET ASSETS - 100.0%		$922,037

(1)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security
At December 31, 2007, the Stock Index Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	GAIN
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)
S&P 500
E-Mini	520	$38,407	Long	3/08	$99

Federal Tax Information: At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$717,910

Gross tax appreciation of investments	$236,279
Gross tax depreciation of investments	(35,411)

Net tax appreciation of investments	$200,868

NORTHERN FUNDS QUARTERLY REPORT      8      EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
     SCHEDULE OF INVESTMENT
     GLOBAL SUSTAINABILITY INDEX FUND
The Global Sustainability Fund had no investments as of December 31, 2007 because it was not yet operational at that time
NORTHERN FUNDS QUARTERLY REPORT      1      EQUITY INDEX FUNDS

FIXED INCOME FUNDS
   SCHEDULE OF INVESTMENTS
   BOND INDEX FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
ASSET-BACKED SECURITIES - 4.7%
Automotive - 0.2%
AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4, 5.02%, 11/6/12	$100	$100
Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4, 4.94%, 7/15/12	100	101
Daimler Chrysler Auto Trust, Series 2006-C, Class A3, 5.02%, 7/8/10	250	251
Ford Credit Auto Owner Trust, eries 2006-A, Class A4, 5.07%, 12/15/10	200	201
Household Automotive Trust, Series 2005-3, Class A4, 4.94%, 11/19/12	240	241

		894

Commercial Mortgage Services - 4.2%
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, 7/11/43	190	192
Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A3, 4.56%, 11/10/41	750	745
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.63%, 7/10/46	500	511
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4, 5.45%, 1/15/49	330	332
Bear Stearns Commercial Mortgage Securities, Series 2003-T10, Class A2, 4.74%, 3/13/40	375	372
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4, 5.19%, 5/11/39	250	253
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3, 5.47%, 6/11/41	500	513
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, 5.69%, 6/11/50	500	511
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4, 5.74%, 9/11/42	500	512
Chase Funding Mortgage Loan Asset- Backed Certificates, Series 2003-6, Class 1A7, 4.28%, 9/25/33	253	246
Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class A2, 7.44%, 8/15/31	317	328
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4, 5.26%, 7/15/44	500	499
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44	500	502
Commercial Mortgage Acceptance Corp., Series 1999-C1, Class A2, 7.03%, 6/15/31	115	117
Commercial Mortgage Pass Through, Series 2004-LB2A, Class A4, 4.72%, 3/10/39	500	493
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, 5.61%, 2/15/39	500	508
Credit Suisse Mortgage Capital Certificates,Series 2007-C5, Class A4, 5.70%, 9/15/40	500	510
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2, 5.18%, 11/15/36	440	445
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, 5/15/38	300	286
First Union National Bank Commercial Mortgage, Series 2002-C1, Class A2, 6.14%, 2/12/34	500	524
GE Capital Commercial Mortgage Corp., Series 2001-2, Class A4, 6.29%, 8/11/33	400	419
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.96%, 9/15/35	400	422
FIXED INCOME FUNDS      1      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
ASSET-BACKED SECURITIES - 4.7% – CONTINUED
Commercial Mortgage Services - 4.2% – (continued)
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.32%, 6/10/36	$500	$509
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.31%, 8/10/42	300	296
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.76%, 7/10/39	500	479
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1, 4.28%, 1/12/37	47	47
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2, 4.63%, 3/15/46	335	332
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4, 5.34%, 12/15/44	500	498
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, 5/15/47	500	498
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A4, 5.63%, 2/15/51	500	502
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4, 5.79%, 2/12/51	500	514
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.42%, 1/15/49	500	501
LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A2, 6.65%, 11/15/27	500	528
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.57%, 1/15/31	540	529
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.35%, 11/15/38	500	500
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.87%, 9/15/45	500	517
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2, 4.07%, 10/12/41	145	144
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A2, 4.17%, 8/12/39	291	288
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 3/12/51	500	503
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 6.16%, 7/12/17	500	523
Morgan Stanley Capital I, Series 2005-HQ7, Class A4, 5.37%, 11/14/42	520	517
Morgan Stanley Capital I, Series 2006-HQ9, Class A4, 5.73%, 7/12/44	594	610
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	500	515
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A4, 5.03%, 1/15/41	500	503
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, 5.08%, 3/15/42	500	489
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.57%, 10/15/48	500	508
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, 7/15/17	500	510

		20,600

Credit Card - 0.2%
Bank One Issuance Trust, Series 2004-A6, Class A6, 3.94%, 4/16/12	154	153
Capital One Multi-Asset Execution Trust, Series 2005-A3, Class A3, 4.05%, 3/15/13	200	199
NORTHERN FUNDS QUARTERLY REPORT       2      FIXED INCOME FUNDS

FIXED INCOME FUNDS
   SCHEDULE OF INVESTMENTS
   BOND INDEX FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
ASSET-BACKED SECURITIES - 4.7% – CONTINUED
Credit Card - 0.2% – (continued)
Chase Issuance Trust, Series 2005-A4, Class A4, 4.23%, 1/15/13	$100	$100
Citibank Credit Card Issuance Trust, Series 2003-A10, Class A10, 4.75%, 12/10/15	130	130
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9, 5.10%, 11/20/17	170	171
Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.45%, 5/10/13	100	103
Discover Card Master Trust, Series 2007-A1, Class A1, 5.65%, 3/16/20	100	100
MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1, 4.90%, 7/15/11	100	101

		1,057

Home Equity - 0.1%
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF3, 4.78%, 2/25/36	150	147

Utilities - 0.0%
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5, 6.42%, 3/1/15	100	106

Total Asset-Backed Securities

(Cost $22,539)		22,804

CORPORATE BONDS - 15.0%
Aerospace/Defense - 0.3%
Boeing (The) Co., 5.13%, 2/15/13	100	102
6.13%, 2/15/33	35	37
General Dynamics Corp., 4.25%, 5/15/13	100	98
5.38%, 8/15/15	50	51
Lockheed Martin Corp., 8.50%, 12/1/29	75	99
6.15%, 9/1/36	125	129
Northrop Grumman Corp., 7.13%, 2/15/11	100	107
7.75%, 2/15/31	125	153
Raytheon Co., 5.38%, 4/1/13	100	102
United Technologies Corp., 6.35%, 3/1/11	50	53
6.10%, 5/15/12	100	106
4.88%, 5/1/15	150	148
5.38%, 12/15/17	90	91

		1,276

Agriculture - 0.1%
Altria Group, Inc., 7.00%, 11/4/13	75	84
Archer-Daniels-Midland Co., 5.38%, 9/15/35	175	155
6.45%, 1/15/38	50	52
Philip Morris, 7.75%, 1/15/27	25	32
Reynolds American, Inc., 7.63%, 6/1/16	150	159

		482

Apparel - 0.0%
VF Corp., 6.45%, 11/1/37	30	29

Auto Manufacturers - 0.1%
DaimlerChrysler North America Holding Corp., 7.75%, 1/18/11	75	80
6.50%, 11/15/13	375	392
8.50%, 1/18/31	175	221

		693

Auto Parts & Equipment - 0.0%
Johnson Controls, Inc., 5.25%, 1/15/11	75	75

Banks - 1.6%
Bank of America Corp., 5.88%, 2/15/09	175	177
6.25%, 4/15/12	350	368
5.38%, 9/11/12	150	153
4.88%, 9/15/12	250	251
5.75%, 8/15/16	100	100
FIXED INCOME FUNDS      3      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 15.0% – CONTINUED
Banks - 1.6% – (continued)
5.63%, 10/14/16	$100	$101
6.00%, 9/1/17	250	255
5.75%, 12/1/17	290	291
Bank of America N.A., 5.30%, 3/15/17	675	656
Bank of New York (The) Co., Inc., 5.13%, 11/1/11	50	51
6.38%, 4/1/12	100	105
5.50%, 12/1/17	100	100
BB&T Capital Trust II, 6.75%, 6/7/36	75	73
BB&T Corp., 5.20%, 12/23/15	200	191
Fifth Third Bancorp, 5.45%, 1/15/17	75	72
Fifth Third Bank, 4.20%, 2/23/10	100	99
HSBC Bank USA N.A., 4.63%, 4/1/14	125	120
JPMorgan Chase Bank N.A., 5.88%, 6/13/16	200	201
6.00%, 10/1/17	150	153
KeyBank N.A., 5.45%, 3/3/16	100	98
M&I Marshall & Ilsley Bank, 4.85%, 6/16/15	130	123
M&T Bank Corp., 5.38%, 5/24/12	100	100
Mellon Funding Corp., 5.00%, 12/1/14	100	98
National City Corp., 4.90%, 1/15/15	200	183
PNC Bank N.A., 4.88%, 9/21/17	100	92
Popular North America, Inc., 4.70%, 6/30/09	100	99
Regions Financial Corp., 7.38%, 12/10/37	75	75
SunTrust Bank, 6.38%, 4/1/11	175	182
Union Planters Corp., 7.75%, 3/1/11	150	159
US Bank N.A., 4.95%, 10/30/14	250	244
4.80%, 4/15/15	100	96
USB Capital IX, 6.19%, 4/15/49	100	90
Wachovia Bank N.A., 6.60%, 1/15/38	300	301
Wachovia Corp., 5.30%, 10/15/11	275	276
4.88%, 2/15/14	100	96
5.63%, 10/15/16	500	493
5.75%, 6/15/17	200	199
Wells Fargo & Co., 5.13%, 9/1/12	150	151
4.95%, 10/16/13	200	199
5.00%, 11/15/14	100	99
5.13%, 9/15/16	475	461
5.63%, 12/11/17	70	70
5.38%, 2/7/35	50	44
Wells Fargo Bank, 6.45%, 2/1/11	250	264

		7,809

Beverages - 0.2%
Anheuser-Busch Cos., Inc., 4.95%, 1/15/14	175	175
5.50%, 1/15/18	25	25
5.95%, 1/15/33	100	101
6.45%, 9/1/37	50	54
Bottling Group LLC, 5.50%, 4/1/16	100	102
Coca-Cola Co., 5.35%, 11/15/17	150	154
Coca-Cola Enterprises, Inc., 7.13%, 8/1/17	50	57
8.50%, 2/1/22	150	188
6.95%, 11/15/26	50	56
PepsiAmericas, Inc., 4.88%, 1/15/15	50	49
PepsiCo, Inc., 5.15%, 5/15/12	75	78
4.65%, 2/15/13	40	40

		1,079

NORTHERN FUNDS QUARTERLY REPORT       4      FIXED INCOME FUNDS

FIXED INCOME FUNDS
   SCHEDULE OF INVESTMENTS
   BOND INDEX FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 15.0% – CONTINUED
Biotechnology - 0.0%
Amgen, Inc., (1) 5.85%, 6/1/17	$75	$76
6.38%, 6/1/37	50	51
Genentech, Inc., 4.75%, 7/15/15	50	49

		176

Building Materials - 0.0%
CRH America, Inc., 6.00%, 9/30/16	100	98

Chemicals - 0.1%
Dow Chemical (The) Co., 6.13%, 2/1/11	175	181
6.00%, 10/1/12	50	52
EI Du Pont de Nemours & Co., 5.00%, 1/15/13	50	50
5.25%, 12/15/16	200	197
Monsanto Co., 5.50%, 8/15/25	50	47
Praxair, Inc., 3.95%, 6/1/13	75	73
Rohm & Haas Co., 6.00%, 9/15/17	50	51
7.85%, 7/15/29	50	59

		710

Commercial Services - 0.1%
McKesson Corp., 5.70%, 3/1/17	50	50
RR Donnelley & Sons Co., 5.50%, 5/15/15	225	216
Western Union (The) Co., 5.93%, 10/1/16	75	75
6.20%, 11/17/36	50	48

		389

Computers - 0.1%
Hewlett - Packard Co., 6.50%, 7/1/12	75	81
IBM Corp.,
4.75%, 11/29/12	75	76
5.70%, 9/14/17	300	310
8.38%, 11/1/19	50	62
6.50%, 1/15/28	100	107

		636

Cosmetics/Personal Care - 0.1%
Procter & Gamble Co.,
6.88%, 9/15/09	100	105
4.85%, 12/15/15	183	185
5.80%, 8/15/34	100	103
5.55%, 3/5/37	50	50

		443

Diversified Financial Services - 4.4%
AEP Texas Central Transition Funding LLC, 5.09%, 1/1/12	170	169
American Express Co., 4.88%, 7/15/13	325	323
6.15%, 8/28/17	150	154
American General Finance Corp., 4.00%, 3/15/11	150	146
5.38%, 10/1/12	425	420
5.75%, 9/15/16	75	71
6.90%, 12/15/17	200	200
Ameriprise Financial, Inc., 5.35%, 11/15/10	100	102
Bear Stearns (The) Cos., Inc., 4.50%, 10/28/10	100	96
5.35%, 2/1/12	200	195
5.30%, 10/30/15	200	183
5.55%, 1/22/17	50	45
6.40%, 10/2/17	150	145
Boeing Capital Corp., 6.50%, 2/15/12	150	161
Capital One Bank,
5.75%, 9/15/10	250	250
Caterpillar Financial Services Corp., 4.75%, 2/17/15	275	266
5.85%, 9/1/17	100	103
CIT Group, Inc., 5.60%, 4/27/11	325	313
5.65%, 2/13/17	100	88
Citigroup, Inc., 6.50%, 1/18/11	525	548
5.25%, 2/27/12	450	453
FIXED INCOME FUNDS      5      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 15.0% – CONTINUED
Diversified Financial Services - 4.4% – (continued)
5.13%, 5/5/14	$200	$195
5.00%, 9/15/14	450	429
5.30%, 1/7/16	200	196
5.50%, 2/15/17	225	219
6.00%, 8/15/17	100	102
6.13%, 11/21/17	75	77
6.63%, 6/15/32	100	101
6.00%, 10/31/33	100	93
Countrywide Home Loans, Inc., 4.00%, 3/22/11	125	90
Credit Suisse First Boston USA, Inc., 4.13%, 1/15/10	100	99
6.13%, 11/15/11	325	338
6.50%, 1/15/12	300	316
4.88%, 1/15/15	150	147
5.38%, 3/2/16	75	75
7.13%, 7/15/32	50	56
General Electric Capital Corp., 3.13%, 4/1/09	325	321
4.88%, 10/21/10	200	203
6.13%, 2/22/11	150	157
5.88%, 2/15/12	100	104
6.00%, 6/15/12	600	629
5.45%, 1/15/13	225	232
4.88%, 3/4/15	350	348
5.00%, 1/8/16	100	100
5.63%, 9/15/17	775	795
6.75%, 3/15/32	150	170
6.15%, 8/7/37	150	159
Goldman Sachs Group (The), Inc., 7.80%, 1/28/10	250	264
6.88%, 1/15/11	300	318
6.60%, 1/15/12	100	106
5.70%, 9/1/12	400	411
5.45%, 11/1/12	200	204
4.75%, 7/15/13	350	343
5.35%, 1/15/16	100	99
5.75%, 10/1/16	250	254
5.63%, 1/15/17	200	195
5.95%, 1/15/27	150	136
6.75%, 10/1/37	390	382
Household Finance Co., 4.75%, 5/15/09	60	60
Household Finance Corp., 8.00%, 7/15/10	75	80
6.38%, 10/15/11	550	567
4.75%, 7/15/13	100	96
HSBC Finance Corp., 6.75%, 5/15/11	225	233
5.50%, 1/19/16	200	195
IBM International Group Capital LLC, 5.05%, 10/22/12	100	102
International Lease Finance Corp., 5.45%, 3/24/11	75	76
5.65%, 6/1/14	200	203
John Deere Capital Corp., 7.00%, 3/15/12	100	109
4.95%, 12/17/12	150	150
JP Morgan Chase Capital XV,
5.88%, 3/15/35	200	171
JPMorgan Chase & Co., 6.75%, 2/1/11	450	472
6.63%, 3/15/12	275	290
5.75%, 1/2/13	150	153
5.13%, 9/15/14	125	122
5.25%, 5/1/15	350	341
5.15%, 10/1/15	150	145
6.13%, 6/27/17	100	102
6.00%, 1/15/18	100	102
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12	50	52
5.25%, 2/6/12	125	124
6.00%, 7/19/12	200	204
4.80%, 3/13/14	400	372
6.20%, 9/26/14	25	25
5.50%, 4/4/16	100	96
6.50%, 7/19/17	200	202
6.75%, 12/28/17	50	52
Merrill Lynch & Co., Inc., 4.79%, 8/4/10	100	99
6.05%, 8/15/12	400	408
5.45%, 7/15/14	200	197
6.05%, 5/16/16	200	196
NORTHERN FUNDS QUARTERLY REPORT       6      FIXED INCOME FUNDS

FIXED INCOME FUNDS
   SCHEDULE OF INVESTMENTS
   BOND INDEX FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 15.0% – CONTINUED
Diversified Financial Services - 4.4% – (continued)
5.70%, 5/2/17	$50	$48
6.40%, 8/28/17	200	203
6.11%, 1/29/37	150	132
Morgan Stanley, 6.75%, 4/15/11	200	210
5.63%, 1/9/12	250	254
6.60%, 4/1/12	100	105
4.75%, 4/1/14	700	656
5.38%, 10/15/15	200	194
5.45%, 1/9/17	100	97
6.25%, 8/28/17	350	356
5.95%, 12/28/17	75	75
National Rural Utilities Cooperative Finance Corp., 7.25%, 3/1/12	275	298
SLM Corp., 5.00%, 10/1/13	150	131
Unilever Capital Corp., 7.13%, 11/1/10	100	107
5.90%, 11/15/32	50	50

		21,606

Electric - 1.2%
American Electric Power Co, Inc., 5.25%, 6/1/15	300	291
Carolina Power & Light Co., 5.13%, 9/15/13	300	301
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2, 4.97%, 8/1/14	100	101
Commonwealth Edison Co., 6.15%, 9/15/17	25	26
Consolidated Edison Co. of New York, 7.50%, 9/1/10	100	107
4.88%, 2/1/13	150	149
Constellation Energy Group, Inc., 4.55%, 6/15/15	100	92
7.60%, 4/1/32	100	112
Detroit Edison (The) Co., 5.70%, 10/1/37	50	47
Dominion Resources, Inc. of Virginia, 6.25%, 6/30/12	200	209
5.15%, 7/15/15	50	48
6.00%, 11/30/17	100	101
5.95%, 6/15/35	100	93
DTE Energy Co., 6.38%, 4/15/33	50	50
Duke Energy Corp., 5.30%, 10/1/15	100	100
6.45%, 10/15/32	106	111
Exelon Corp., 6.75%, 5/1/11	300	314
5.63%, 6/15/35	75	67
FirstEnergy Corp., 6.45%, 11/15/11	375	387
Florida Power & Light Co., 5.55%, 11/1/17	25	25
5.65%, 2/1/37	350	340
Florida Power Corp., 5.80%, 9/15/17	50	52
FPL Group Capital, Inc., 6.65%, 6/15/67	25	24
Midamerican Energy Holdings Co., 5.88%, 10/1/12	175	181
6.13%, 4/1/36	100	100
6.50%, 9/15/37	100	104
Midamerican Funding LLC, 6.93%, 3/1/29	50	55
Nevada Power Co., 6.65%, 4/1/36	50	51
Nisource Finance Corp., 5.25%, 9/15/17	100	92
5.45%, 9/15/20	100	89
Pacific Gas & Electric Co., 4.80%, 3/1/14	100	97
5.63%, 11/30/17	60	60
6.05%, 3/1/34	200	200
Pacificorp, 6.25%, 10/15/37	175	181
PPL Energy Supply LLC, 6.00%, 12/15/36	100	92
PSEG Power LLC, 5.50%, 12/1/15	175	171
Public Service Co. of Colorado, 4.88%, 3/1/13	125	123
FIXED INCOME FUNDS      7      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 15.0% – CONTINUED
Electric - 1.2% – (continued)
Public Service Electric & Gas Co., 5.13%, 9/1/12	$100	$101
Puget Sound Energy, Inc., 5.48%, 6/1/35	25	22
6.27%, 3/15/37	75	77
San Diego Gas & Electric Co., 6.13%, 9/15/37	50	51
Southern California Edison Co., 5.00%, 1/15/14	150	149
6.65%, 4/1/29	100	106
5.55%, 1/15/37	25	24
Southern Power Co., 6.25%, 7/15/12	100	105
Southwestern Electric Power Co., 5.88%, 3/1/18	100	99
Southwestern Public Service Co., 6.00%, 10/1/36	100	94
Union Electric Co., 6.40%, 6/15/17	100	105
Virginia Electric and Power Co., 6.00%, 1/15/36	50	49
Xcel Energy, Inc., 6.50%, 7/1/36	100	99

		5,824

Electrical Components & Equipment - 0.0%
Emerson Electric Co., 4.75%, 10/15/15	100	97
5.38%, 10/15/17	100	102

		199

Environmental Control - 0.1%
Waste Management, Inc., 5.00%, 3/15/14	100	98
WMX Technologies, 7.10%, 8/1/26	125	135

		233

Food - 0.4%
Campbell Soup Co., 6.75%, 2/15/11	100	106
Conagra Foods, Inc., 6.75%, 9/15/11	200	210
General Mills, Inc., 6.00%, 2/15/12	100	103
5.65%, 9/10/12	100	102
Heinz (H.J.) Co., 6.63%, 7/15/11	100	107
HJ Heinz Finance Co., 6.75%, 3/15/32	50	52
Kellogg Co., 6.60%, 4/1/11	50	53
5.13%, 12/3/12	100	101
7.45%, 4/1/31	50	57
Kraft Foods, Inc., 6.25%, 6/1/12	125	130
6.50%, 8/11/17	150	155
6.13%, 2/1/18	90	91
6.50%, 11/1/31	50	49
7.00%, 8/11/37	100	105
Kroger Co., 6.75%, 4/15/12	125	133
5.50%, 2/1/13	75	75
7.50%, 4/1/31	100	111
Safeway, Inc., 5.80%, 8/15/12	225	233
6.35%, 8/15/17	75	78

		2,051

Forest Products & Paper - 0.1%
International Paper Co., 5.30%, 4/1/15	100	98
MeadWestvaco Corp., 6.85%, 4/1/12	50	53
Weyerhaeuser Co., 7.50%, 3/1/13	125	134
7.38%, 3/15/32	100	100

		385

Gas - 0.1%
KeySpan Corp., 5.80%, 4/1/35	75	70
Southern California Gas Co., 5.75%, 11/15/35	150	145
Southern Union Co., 8.25%, 11/15/29	25	28

		243

NORTHERN FUNDS QUARTERLY REPORT       8      FIXED INCOME FUNDS

FIXED INCOME FUNDS
   SCHEDULE OF INVESTMENTS
   BOND INDEX FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 15.0% – CONTINUED
Healthcare - Products - 0.1%
Baxter International, Inc., 4.63%, 3/15/15	$100	$96
6.25%, 12/1/37	30	31
Johnson & Johnson, 5.55%, 8/15/17	150	158
6.95%, 9/1/29	50	60

		345

Healthcare-Services - 0.2%
Aetna, Inc., 5.75%, 6/15/11	125	128
6.75%, 12/15/37	100	100
Quest Diagnostics, Inc., 6.40%, 7/1/17	100	103
UnitedHealth Group, Inc., 5.00%, 8/15/14	100	97
5.38%, 3/15/16	150	147
6.00%, 11/15/17 (1)	50	51
6.63%, 11/15/37 (1)	50	51
WellPoint, Inc., 5.25%, 1/15/16	150	145
5.88%, 6/15/17	100	101

		923

Holding Companies - Diversified - 0.0%
Capmark Financial Group, Inc., (1) 6.30%, 5/10/17	25	19

Household Products/Wares - 0.1%
Clorox Co., 5.00%, 1/15/15	75	72
5.95%, 10/15/17	25	25
Fortune Brands, Inc., 5.38%, 1/15/16	100	95
Kimberly-Clark Corp., 5.00%, 8/15/13	100	102
6.13%, 8/1/17	50	53
6.63%, 8/1/37	50	55

		402

Insurance - 0.7%
Ace INA Holdings, Inc., 6.70%, 5/15/36	50	51
Allstate Corp., 6.75%, 5/15/18	100	110
5.55%, 5/9/35	50	44
6.50%, 5/15/57	225	209
American International Group, Inc., 4.95%, 3/20/12	375	372
5.05%, 10/1/15	100	97
5.85%, 1/16/18	100	101
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	425	426
Chubb Corp., 6.00%, 5/11/37	50	47
General Electric Global Insurance Holdings Corp., 6.45%, 3/1/19	75	79
Genworth Financial, Inc., 5.75%, 6/15/14	175	176
6.15%, 11/15/66	50	45
Hartford Financial Services Group, Inc., 4.63%, 7/15/13	75	72
5.95%, 10/15/36	75	71
Lincoln National Corp., 6.05%, 4/20/67	175	163
Marsh & McLennan Cos., Inc., 5.75%, 9/15/15	70	68
Metlife, Inc., 5.00%, 6/15/15	175	169
6.40%, 12/15/36	150	137
Principal Life Income Funding Trusts, 5.10%, 4/15/14	50	49
Progressive (The) Corp., 6.38%, 1/15/12	350	373
Prudential Financial, Inc., 4.50%, 7/15/13	125	120
5.10%, 9/20/14	40	39
6.00%, 12/1/17	75	75
5.75%, 7/15/33	50	46
Travelers Cos. (The) Inc., 6.25%, 6/15/37	75	73
Travelers Property Casualty Corp., 5.00%, 3/15/13	100	100

		3,312

Iron/Steel - 0.0%
United States Steel Corp., 6.05%, 6/1/17	25	24
FIXED INCOME FUNDS      9      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 15.0% – CONTINUED
Iron/Steel - 0.0% – (continued)
7.00%, 2/1/18	$20	$20
6.65%, 6/1/37	25	22

		66

Lodging - 0.0%
Marriott International Inc., 5.63%, 2/15/13	200	200

Machinery – Construction & Mining - 0.0%
Caterpillar, Inc., 5.70%, 8/15/16	50	51
7.30%, 5/1/31	25	29

		80

Machinery – Diversified - 0.1%
Deere & Co., 6.95%, 4/25/14	175	193
8.10%, 5/15/30	50	63

		256

Media - 0.8%
AOL Time Warner, Inc., 6.88%, 5/1/12	100	105
AT&T Broadband, 8.38%, 3/15/13	100	112
CBS Corp., 5.63%, 8/15/12	350	349
Comcast Cable Communication, 6.75%, 1/30/11	75	79
Comcast Corp., 5.30%, 1/15/14	150	147
5.85%, 11/15/15	450	453
6.50%, 1/15/17	525	547
COX Communications, Inc., 7.13%, 10/1/12	200	213
4.63%, 6/1/13	100	96
Disney (The Walt) Co., 6.38%, 3/1/12	150	159
5.88%, 12/15/17	100	104
News America, Inc., 5.30%, 12/15/14	200	199
6.40%, 12/15/35	125	127
6.65%, 11/15/37 (1)	100	103
Time Warner Cable, Inc. 5.85%, 5/1/17	275	276
Time Warner Entertainment Co., 8.38%, 3/15/23	75	88
Time Warner, Inc., 5.88%, 11/15/16	700	696
Viacom, Inc., 6.25%, 4/30/16	250	252

		4,105

Mining - 0.1%
Alcoa, Inc., 6.00%, 1/15/12	150	155
5.55%, 2/1/17	75	73
5.90%, 2/1/27	75	71

		299

Miscellaneous Manufacturing - 0.3%
3M Co.,
5.70%, 3/15/37	75	77
Danaher Corp.,
5.63%, 1/15/18	50	51
General Electric Co., 5.00%, 2/1/13	350	354
5.25%, 12/6/17	250	250
Honeywell International, Inc., 6.13%, 11/1/11	50	52
5.30%, 3/15/17	50	50
5.70%, 3/15/36	50	49
5.70%, 3/15/37	125	123
Textron, Inc., 6.50%, 6/1/12	100	106
5.60%, 12/1/17	125	125

		1,237

Office/Business Equipment - 0.1%
Pitney Bowes, Inc., 4.63%, 10/1/12	100	101
Xerox Corp., 5.50%, 5/15/12	175	178
6.75%, 2/1/17	100	104

		383

Oil & Gas - 0.5%
Amerada Hess Corp., 7.13%, 3/15/33	75	83
Anadarko Petroleum Corp., 5.95%, 9/15/16	300	305
NORTHERN FUNDS QUARTERLY REPORT       10      FIXED INCOME FUNDS

FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  BOND INDEX FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 15.0% – CONTINUED
Oil & Gas - 0.5% – (continued)
Apache Corp.,
5.63%, 1/15/17	$150	$153
Conoco, Inc.,
6.95%, 4/15/29	150	171
Devon Financing Corp. ULC,
6.88%, 9/30/11	150	161
7.88%, 9/30/31	125	151
Enterprise Products Operating LP,
5.60%, 10/15/14	250	249
6.30%, 9/15/17	85	87
Marathon Oil Corp.,
6.00%, 7/1/12	200	208
6.60%, 10/1/37	75	78
Pemex Project Funding Master Trust,
9.13%, 10/13/10	250	276
5.75%, 3/1/18 (1)	100	100
Valero Energy Corp.,
7.50%, 4/15/32	50	55
6.63%, 6/15/37	175	176
XTO Energy, Inc.,
6.25%, 4/15/13	100	105
5.65%, 4/1/16	100	101
6.25%, 8/1/17	125	131

		2,590

Pharmaceuticals - 0.4%
Abbott Laboratories,
5.60%, 5/15/11	200	207
5.88%, 5/15/16	75	78
5.60%, 11/30/17	150	154
6.15%, 11/30/37	50	53
Bristol-Myers Squibb Co.,
5.25%, 8/15/13	50	51
5.88%, 11/15/36	50	50
Cardinal Health, Inc., (1)
6.00%, 6/15/17	75	76
Eli Lilly & Co.,
5.20%, 3/15/17	325	325
GlaxoSmithKline Capital, Inc.,
4.38%, 4/15/14	100	96
Merck & Co., Inc.,
4.75%, 3/1/15	225	224
5.75%, 11/15/36	50	50
Pfizer, Inc.,
3.30%, 3/2/09	100	99
Pharmacia Corp.,
6.60%, 12/1/28	25	28
Schering-Plough Corp.,
5.30%, 12/1/13	100	101
6.00%, 9/15/17	100	103
Wyeth,
5.50%, 2/1/14	175	178
5.50%, 2/15/16	100	102
5.95%, 4/1/37	175	175

		2,150

Pipelines - 0.3%
CenterPoint Energy Resources Corp.,
6.63%, 11/1/37	50	50
Duke Capital Corp., Senior Notes,
6.25%, 2/15/13	150	156
Energy Transfer Partners LP,
6.13%, 2/15/17	200	194
Kinder Morgan Energy Partners LP,
5.13%, 11/15/14	250	244
ONEOK Partners LP,
6.15%, 10/1/16	200	203
Panhandle Eastern Pipeline Co.,
6.20%, 11/1/17	100	99
Southern Natural Gas Co.,
7.35%, 2/15/31	75	78
Transcontinental Gas Pipe Line Corp.,
7.00%, 8/15/11	200	210
Williams Cos, Inc.,
8.75%, 3/15/32	125	153

		1,387

Real Estate - 0.0%
ERP Operating LP,
6.63%, 3/15/12	100	104
Regency Centers LP,
5.88%, 6/15/17	25	24

		128

Real Estate Investment Trusts - 0.2%
Boston Properties, Inc.,
6.25%, 1/15/13	100	101
FIXED INCOME FUNDS     11      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31,2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 15.0% – CONTINUED
Real Estate Investment Trusts - 0.2% – (continued)
Brandywine Operating Partnership LP,
5.70%, 5/1/17	$150	$139
Health Care Property Investors, Inc.,
6.00%, 1/30/17	50	47
Hospitality Properties Trust,
6.70%, 1/15/18	75	74
HRPT Properties Trust,
6.25%, 6/15/17	75	70
6.65%, 1/15/18	50	48
iStar Financial, Inc.,
5.15%, 3/1/12	120	104
Liberty Property LP,
6.63%, 10/1/17	50	50
Simon Property Group LP,
5.10%, 6/15/15	50	47
5.25%, 12/1/16	200	186

		866

Retail - 0.7%
Costco Wholesale Corp.,
5.50%, 3/15/17	150	151
CVS Caremark Corp.,
5.75%, 8/15/11	100	102
5.75%, 6/1/17	175	176
6.25%, 6/1/27	50	50
Federated Retail,
5.35%, 3/15/12	75	73
Home Depot, Inc.,
5.25%, 12/16/13	75	73
5.40%, 3/1/16	450	426
J.C. Penney Corp., Inc.,
6.38%, 10/15/36	50	45
Kohl’s Corp.,
6.88%, 12/15/37	50	48
Lowe’s Cos., Inc.,
5.00%, 10/15/15	150	145
Macys Retail Holdings, Inc.,
5.88%, 1/15/13	100	98
May Department Stores (The)Co.,
5.75%, 7/15/14	150	144
McDonald’s Corp.,
5.80%, 10/15/17	50	52
6.30%, 10/15/37	75	78
Nordstrom, Inc.,
6.25%, 1/15/18	25	26
7.00%, 1/15/38	50	51
Target Corp.,
5.88%, 3/1/12	300	311
5.38%, 5/1/17	75	73
Wal-Mart Stores, Inc.,
4.55%, 5/1/13	650	647
7.25%, 6/1/13	175	195
5.25%, 9/1/35	175	155
Yum! Brands, Inc.,
6.25%, 4/15/16	50	51
6.88%, 11/15/37	50	50

		3,220

Savings & Loans - 0.1%
Golden West Financial Corp.,
4.75%, 10/1/12	75	74
Washington Mutual Bank Henderson N.V.,
6.88%, 6/15/11	200	189
Washington Mutual, Inc.,
7.25%, 11/1/17	150	132

		395

Software - 0.0%
Fiserv, Inc.,
6.13%, 11/20/12	100	102
Oracle Corp. and Ozark Holding, Inc.,
5.25%, 1/15/16	125	125

		227

Telecommunications - 1.1%
AT&T Corp.,
8.00%, 11/15/31	165	203
AT&T Wireless Services, Inc.,
7.88%, 3/1/11	100	108
8.13%, 5/1/12	150	167
AT&T, Inc.,
6.80%, 5/15/36	50	54
6.30%, 1/15/38	175	178
BellSouth Corp.,
5.20%, 9/15/14	150	150
5.20%, 12/15/16	1,000	977
NORTHERN FUNDS QUARTERLY REPORT     12     FIXED INCOME FUNDS

FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  BOND INDEX FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 15.0% – CONTINUED
Telecommunications - 1.1% – (continued)
Bellsouth Telecommunications,
6.38%, 6/1/28	$75	$76
Cisco Systems, Inc.,
5.50%, 2/22/16	325	331
Embarq Corp.,
7.08%, 6/1/16	250	258
Motorola, Inc.,
7.63%, 11/15/10	100	107
SBC Communications, Inc.,
5.88%, 2/1/12	100	103
5.10%, 9/15/14	350	346
6.15%, 9/15/34	125	125
Sprint Capital Corp.,
8.38%, 3/15/12	150	162
6.90%, 5/1/19	100	99
Sprint Nextel Corp.,
6.00%, 12/1/16	625	599
U.S. West Communications,
6.88%, 9/15/33	125	115
Verizon Communications, Inc.,
5.55%, 2/15/16	300	303
Verizon Global Funding Corp.,
6.88%, 6/15/12	200	216
7.75%, 12/1/30	500	586
Verizon Virginia, Inc.,
4.63%, 3/15/13	100	97

		5,360

Textiles - 0.0%
Mohawk Industries, Inc.,
6.13%, 1/15/16	100	100

Transportation - 0.2%
Burlington Northern Santa Fe Corp.,
6.75%, 7/15/11	100	106
6.15%, 5/1/37	100	97
CSX Corp.,
6.00%, 10/1/36	100	91
6.15%, 5/1/37	150	140
Federal Express Corp.,
9.65%, 6/15/12	75	88
Norfolk Southern Corp.,
6.75%, 2/15/11	100	107
5.26%, 9/17/14	200	198
Union Pacific Corp.,
6.50%, 4/15/12	100	106
7.00%, 2/1/16	100	108
5.75%, 11/15/17	25	25
United Parcel Service, Inc.,
8.38%, 4/1/20	50	65

		1,131

Total Corporate Bonds

(Cost $73,714)		73,617

FOREIGN ISSUER BONDS - 4.8%
Banks - 1.0%
Abbey National PLC,
7.95%, 10/26/29	50	59
Barclays Bank PLC,
7.40%, 12/15/09	45	48
Deutsche Bank A.G. London,
6.00%, 9/1/17	425	441
HSBC Holdings PLC,
5.25%, 12/12/12	550	550
Kreditanstalt fuer Wiederaufbau,
4.63%, 1/20/11	350	363
4.75%, 5/15/12	1,000	1,031
4.13%, 10/15/14	150	150
4.88%, 1/17/17	200	206
0.00%, 6/29/37	500	113
Landwirtschaftliche Rentenbank,
5.25%, 7/15/11	175	183
5.13%, 2/1/17	400	419
Oesterreichische Kontrollbank A.G.,
4.75%, 10/16/12	150	155
4.50%, 3/9/15	250	250
5.00%, 4/25/17	100	104
Royal Bank of Canada,
5.65%, 7/20/11	250	260
Royal Bank of Scotland Group PLC,
6.38%, 2/1/11	100	103
5.00%, 11/12/13	125	125
5.00%, 10/1/14	200	196
FIXED INCOME FUNDS     13      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
FOREIGN ISSUER BONDS - 4.8% – CONTINUED
Banks - 1.0% – (continued)
UBS A.G./Stamford Branch,
5.88%, 7/15/16	$300	$306

		5,062

Beverages - 0.1%
Diageo Capital PLC,
5.13%, 1/30/12	25	25
5.50%, 9/30/16	150	149
5.75%, 10/23/17	150	151
Diageo Finance BV,
5.50%, 4/1/13	100	101

		426

Building Materials - 0.0%
Lafarge S.A.,
6.50%, 7/15/16	50	49

Chemicals - 0.0%
Potash Corp. of Saskatchewan,
5.88%, 12/1/36	50	46

Diversified Financial Services - 0.3%
ConocoPhillips Canada Funding Co.,
5.63%, 10/15/16	250	258
Credit Suisse Guernsey Ltd.,
5.86%, 5/29/49	150	134
Eksportfinans A/S,
5.00%, 2/14/12	50	51
5.50%, 5/25/16	100	106
5.50%, 6/26/17	200	212
MUFG Capital Finance 1 Ltd.,
6.35%, 7/29/49	250	237
UFJ Finance Aruba AEC,
6.75%, 7/15/13	200	217

		1,215

Electric - 0.1%
Hydro-Quebec,
8.00%, 2/1/13	150	177
Ontario Hydro,
7.45%, 3/31/13	50	58
Scottish Power PLC,
5.38%, 3/15/15	100	96

		331

Healthcare — Products - 0.0%
Covidien International Finance S.A., (1)
6.00%, 10/15/17	150	155

Holding Companies — Diversified - 0.0%
EnCana Holdings Finance Corp.,
5.80%, 5/1/14	$100	$103

Insurance - 0.1%
AXA S.A.,
8.60%, 12/15/30	75	92
ING Groep N.V.,
5.78%, 12/29/49	75	69
XL Capital Ltd.,
6.50%, 3/1/49	50	44

		205

Metal Fabricate/Hardware - 0.0%
Norsk Hydro ASA,
7.75%, 6/15/23	100	118

Mining - 0.2%
Alcan, Inc.,
4.50%, 5/15/13	100	98
5.20%, 1/15/14	100	101
6.13%, 12/15/33	100	97
BHP Billiton Finance Ltd.,
5.40%, 3/29/17	100	96
BHP Billiton Finance USA Ltd.,
4.80%, 4/15/13	100	97
5.25%, 12/15/15	100	97
Vale Overseas Ltd.,
6.25%, 1/23/17	225	226
6.88%, 11/21/36	125	126

		938

Miscellaneous Manufacturing - 0.0%
Tyco Electronics Group S.A., (1)
6.55%, 10/1/17	50	51
7.13%, 10/1/37	50	53

		104

Multi-National - 0.8%
Asian Development Bank/Pasig,
4.13%, 9/15/10	150	153
5.50%, 6/27/16	100	108
5.59%, 7/16/18	50	54
European Investment Bank,
5.00%, 2/8/10	100	103
4.00%, 3/3/10	500	503
4.63%, 5/15/14	650	664
4.88%, 1/17/17	400	410
NORTHERN FUNDS QUARTERLY REPORT     14     FIXED INCOME FUNDS

FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  BOND INDEX FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
FOREIGN ISSUER BONDS - 4.8% – CONTINUED
Multi-National - 0.8% – (continued)
5.13%, 5/30/17	$350	$365
Inter-American Development Bank,
7.38%, 1/15/10	300	322
4.38%, 9/20/12	200	204
3.50%, 7/8/13	200	196
International Bank for Reconstruction & Development,
5.00%, 4/1/16	450	473
4.75%, 2/15/35	25	25
International Finance Corp.,
5.13%, 5/2/11	150	157
4.75%, 4/25/12	25	26
Nordic Investment Bank,
3.88%, 6/15/10	100	101

		3,864

Oil & Gas - 0.3%
Alberta Energy Co. Ltd.,
7.38%, 11/1/31	75	83
Anadarko Finance Co.,
6.75%, 5/1/11	50	53
7.50%, 5/1/31	75	84
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	225	224
6.25%, 3/15/38	50	49
Conoco Funding Co.,
6.35%, 10/15/11	300	319
EnCana Corp.,
5.90%, 12/1/17	125	128
6.63%, 8/15/37	75	78
Nexen, Inc.,
7.88%, 3/15/32	75	87
Petro-Canada,
4.00%, 7/15/13	100	93
5.95%, 5/15/35	100	96
Suncor Energy, Inc.,
7.15%, 2/1/32	100	110
5.95%, 12/1/34	50	49
Transocean, Inc.,
6.80%, 3/15/38	100	102

		1,555

Oil & Gas Services - 0.0%
Weatherford International Ltd.,
5.50%, 2/15/16	200	197

Pharmaceuticals - 0.1%
AstraZeneca PLC,
5.90%, 9/15/17	350	367
6.45%, 9/15/37	50	55

		422

Pipelines - 0.1%
Enbridge, Inc.,
5.80%, 6/15/14	75	76
TransCanada PipeLines Ltd.,
5.85%, 3/15/36	125	120
6.20%, 10/15/37	50	49
6.35%, 5/15/67	100	94

		339

Regional - 0.3%
Province of British Columbia Canada,
4.30%, 5/30/13	100	98
Province of Manitoba Canada,
7.50%, 2/22/10	250	270
Province of Nova Scotia Canada,
5.75%, 2/27/12	100	107
Province of Ontario Canada,
4.38%, 2/15/13	250	248
4.75%, 1/19/16	200	203
Province of Quebec Canada,
7.50%, 7/15/23	300	375
7.50%, 9/15/29	275	360

		1,661

Sovereign - 0.6%
Italy Government International Bond,
6.00%, 2/22/11	425	455
5.63%, 6/15/12	300	320
5.25%, 9/20/16	125	131
5.38%, 6/12/17	150	159
5.38%, 6/15/33	175	180
Republic of Korea,
4.25%, 6/1/13	100	98
Svensk Exportkredit AB,
4.50%, 9/27/10	150	153
Swedish Export Credit,
4.88%, 9/29/11	225	230
FIXED INCOME FUNDS     15      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
FOREIGN ISSUER BONDS - 4.8% – CONTINUED
Sovereign - 0.6% – (continued)
United States of Mexico,
8.38%, 1/14/11	$100	$111
6.38%, 1/16/13	325	346
6.63%, 3/3/15	100	108
5.63%, 1/15/17	150	152
8.13%, 12/30/19	150	183
7.50%, 4/8/33	100	119
6.75%, 9/27/34	250	276

		3,021

Telecommunications - 0.7%
British Telecommunications PLC,
8.63%, 12/15/10	250	274
5.95%, 1/15/18	100	101
9.13%, 12/15/30	100	132
Deutsche Telekom International Finance BV,
5.25%, 7/22/13	300	299
5.75%, 3/23/16	325	325
France Telecom S.A.,
7.75%, 3/1/11	300	323
Royal KPN N.V.,
8.00%, 10/1/10	200	215
Telecom Italia Capital S.A.,
5.25%, 11/15/13	150	148
5.25%, 10/1/15	325	317
6.38%, 11/15/33	50	50
Telefonica Emisiones SAU,
6.42%, 6/20/16	500	526
Vodafone Group PLC,
5.00%, 12/16/13	350	344
5.00%, 9/15/15	100	96
5.63%, 2/27/17	50	50
6.15%, 2/27/37	250	247

		3,447

Transportation - 0.1%
Canadian National Railway Co.,
4.40%, 3/15/13	100	98
6.90%, 7/15/28	25	28
6.20%, 6/1/36	25	25
6.38%, 11/15/37	50	51
Canadian Pacific Railway Co.,
5.95%, 5/15/37	50	45

		247

Total Foreign Issuer Bonds

(Cost $23,165)		23,505
U.S. GOVERNMENT AGENCIES - 42.8% (2)
Fannie Mae - 20.9%
5.25%, 1/15/09	1,000	1,013
5.13%, 7/13/09	2,000	2,045
7.25%, 1/15/10	500	536
4.75%, 3/12/10	3,000	3,073
6.63%, 11/15/10	1,000	1,081
5.50%, 3/15/11	500	527
6.00%, 5/15/11	500	537
4.63%, 10/15/13	500	515
5.00%, 3/15/16	500	522
5.00%, 5/11/17	1,000	1,036
6.63%, 11/15/30	200	247
5.63%, 7/15/37	1,000	1,108
Pool #255376,
6.00%, 8/1/19	275	281
Pool #255695,
4.50%, 3/1/35	98	97
Pool #256675,
5.00%, 4/1/27	668	659
Pool #256677,
6.00%, 4/1/27	459	468
Pool #256792,
6.50%, 6/1/22	401	413
Pool #256925,
6.00%, 10/1/37	1,322	1,342
Pool #256959,
6.00%, 11/1/37	5,347	5,430
Pool #357630,
5.00%, 10/1/19	459	460
Pool #720049,
5.50%, 7/1/33	970	970
Pool #722424,
4.37%, 7/1/33	166	166
Pool #725185,
5.00%, 2/1/19	484	485
NORTHERN FUNDS QUARTERLY REPORT     16     FIXED INCOME FUNDS

FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  BOND INDEX FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 42.8% (2) – CONTINUED
Fannie Mae - 20.9% – (continued)
Pool #725425,
5.50%, 4/1/34	$931	$932
Pool #730811,
4.50%, 8/1/33	930	882
Pool #735222,
5.00%, 2/1/35	492	481
Pool #735358, 5.50%, 2/1/35	1,439	1,439
Pool #735502,
6.00%, 4/1/35	280	285
Pool #745754, 5.00%, 9/1/34	3,844	3,756
Pool #747383, 5.50%, 10/1/33	1,397	1,398
Pool #766083,
4.65%, 2/1/34	81	81
Pool #773287,
4.36%, 3/1/35	205	203
Pool #790406, 6.00%, 9/1/34	1,010	1,027
Pool #793666,
5.50%, 9/1/34	877	877
Pool #795136,
4.95%, 10/1/34	128	128
Pool #796250,
5.50%, 11/1/34	744	744
Pool #799999,
4.75%, 11/1/34	141	142
Pool #800471,
5.50%, 10/1/34	3,961	3,961
Pool #805043,
3.82%, 12/1/34	297	291
Pool #805159,
4.80%, 1/1/35	177	177
Pool #807701,
4.50%, 12/1/19	501	493
Pool #811944,
4.50%, 1/1/20	766	754
Pool #815639,
4.97%, 6/1/35	108	108
Pool #817795,
6.00%, 8/1/36	1,016	1,032
Pool #820998,
4.00%, 4/1/35	290	283
Pool #821912,
4.94%, 6/1/35	381	381
Pool #822455,
4.64%, 4/1/35	319	316
Pool #826057,
5.00%, 7/1/35	780	762
Pool #826368,
5.08%, 7/1/35	195	196
Pool #831676,
6.50%, 8/1/36	449	462
Pool #832628,
5.50%, 9/1/20	347	352
Pool #835517,
4.97%, 8/1/35	181	178
Pool #840577,
5.00%, 10/1/20	296	296
Pool #844909,
4.50%, 10/1/20	471	463
Pool #846600,
5.17%, 1/1/36	385	386
Pool #847921,
5.50%, 11/1/20	1,020	1,034
Pool #850614,
5.47%, 1/1/36	326	325
Pool #863759,
4.00%, 12/1/20	385	368
Pool #864435,
4.50%, 12/1/20	1,188	1,169
Pool #866109,
5.14%, 12/1/35	124	124
Pool #871135,
6.00%, 1/1/37	704	716
Pool #880505,
6.00%, 8/1/21	493	504
Pool #884125,
5.39%, 6/1/36	45	46
Pool #884720,
5.43%, 8/1/36	275	277
Pool #885769,
6.00%, 6/1/36	429	436
FIXED INCOME FUNDS     17      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 42.8% (2) – CONTINUED
Fannie Mae - 20.9% – (continued)
Pool #885866,
6.00%, 6/1/36	$972	$987
Pool #887111,
5.50%, 5/1/20	190	193
Pool #888100, 5.50%, 9/1/36	3,546	3,546
Pool #888152,
5.00%, 5/1/21	847	848
Pool #888205,
6.50%, 2/1/37	894	919
Pool #888366,
7.00%, 4/1/37	462	481
Pool #888447,
4.00%, 5/1/21	459	440
Pool #892536,
6.50%, 9/1/36	478	491
Pool #892968,
6.50%, 8/1/21	131	135
Pool #893363,
5.00%, 6/1/36	717	700
Pool #893366, 5.00%, 4/1/35	1,036	1,012
Pool #894453,
5.93%, 9/1/36	170	172
Pool #897519,
5.98%, 11/1/36	90	92
Pool #898089,
5.50%, 7/1/26	446	448
Pool #899079, 5.00%, 3/1/37	1,525	1,488
Pool #902188,
5.86%, 11/1/36	93	95
Pool #905090,
5.50%, 10/1/21	487	494
Pool #905759,
5.89%, 12/1/36	269	275
Pool #906090, 5.50%, 1/1/37	2,810	2,807
Pool #906237,
5.77%, 1/1/37	87	88
Pool #906389,
5.31%, 1/1/37	87	87
Pool #907818,
5.61%, 1/1/37	91	92
Pool #910147,
5.00%, 3/1/22	1,282	1,283
Pool #910338,
5.79%, 3/1/37	200	204
Pool #912414,
4.50%, 1/1/22	991	975
Pool #914522,
5.77%, 3/1/37	92	94
Pool #915499,
5.00%, 3/1/37	1,318	1,286
Pool #918515,
5.00%, 6/1/37	1,694	1,653
Pool #919461,
5.71%, 4/1/37	93	94
Pool #920457,
4.85%, 8/1/36	82	82
Pool #920468,
4.39%, 4/1/34	79	78
Pool #920988,
5.91%, 11/1/36	84	85
Pool #923023,
6.34%, 1/1/37	200	203
Pool #923123,
5.00%, 4/1/36	470	459
Pool #923166,
7.50%, 1/1/37	417	437
Pool #928261,
4.50%, 3/1/36	482	457
Pool #928909
6.00%, 12/1/37	57	58
Pool #928915,
6.00%, 11/1/37	485	493
Pool #940623,
5.50%, 8/1/37	1,482	1,480
Pool #943617,
6.00%, 8/1/37	2,833	2,877
Pool #945876,
5.50%, 8/1/37	1,468	1,467
Pool #946527,
7.00%, 9/1/37	482	501
NORTHERN FUNDS QUARTERLY REPORT     18     FIXED INCOME FUNDS

FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  BOND INDEX FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 42.8% (2) – CONTINUED
Fannie Mae - 20.9% – (continued)
Pool #947216,
6.00%, 10/1/37	$986	$1,001
Pool #949391,
5.50%, 8/1/22	475	481
Pool #953910,
6.00%, 11/1/37	2,595	2,635
Pool #959880,
5.50%, 11/1/37	3,196	3,193
Pool #966660,
6.00%, 12/1/37	122	123
Pool TBA, (3)
5.00%, 1/1/17	1,000	1,001
6.50%, 1/1/30	3,600	3,700
6.50%, 2/1/34	1,000	1,027
6.00%, 3/1/34	2,000	2,029
5.00%, 1/1/35	3,000	2,927
5.50%, 2/1/36	2,000	1,996
7.00%, 12/31/49	500	520

		102,065

Federal Farm Credit Bank - 0.2%
5.25%, 9/13/10	500	520
3.75%, 12/6/10	500	501

		1,021

Federal Home Loan Bank - 2.1%
5.00%, 2/20/09	500	506
4.75%, 4/24/09	2,000	2,025
5.38%, 7/17/09	500	513
5.00%, 9/18/09	1,000	1,023
4.63%, 2/18/11	4,000	4,116
5.38%, 8/19/11	1,000	1,055
4.88%, 11/18/11	500	519
5.38%, 5/18/16	500	535

		10,292

Freddie Mac - 5.8%
5.00%, 6/11/09	2,000	2,037
6.63%, 9/15/09	1,000	1,050
4.13%, 7/12/10	500	506
5.25%, 10/6/11	1,000	1,006
4.75%, 3/5/12	3,800	3,923
5.13%, 7/15/12	1,000	1,051
5.25%, 4/18/16	500	531
5.00%, 2/16/17	500	518
Pool #1B2125,
4.52%, 3/1/35	42	41
Pool #1B2130,
4.31%, 3/1/35	91	90
Pool #1B7328,
5.79%, 4/1/37	192	195
Pool #1B7359,
5.71%, 5/1/37	198	201
Pool #1G0321,
4.85%, 9/1/35	390	389
Pool #1G1506,
5.51%, 1/1/37	188	190
Pool #1G1623,
5.69%, 4/1/37	198	198
Pool #1G1763,
4.87%, 11/1/35	120	120
Pool #1G1790,
5.43%, 11/1/35	162	163
Pool #1G2620,
6.00%, 11/1/36	163	165
Pool #1G2638,
6.20%, 9/1/36	161	164
Pool #1G3611,
6.01%, 4/1/37	197	201
Pool #1H1348,
5.83%, 10/1/36	174	177
Pool #1H2569,
5.23%, 9/1/35	71	72
Pool #1H2605,
5.65%, 4/1/36	88	88
Pool #1J0345,
5.71%, 3/1/37	92	93
Pool #1J0355,
5.66%, 3/1/37	77	78
Pool #1J0365,
5.93%, 4/1/37	247	250
Pool #1J1317,
5.73%, 4/1/36	312	317
Pool #1J1390,
5.91%, 12/1/36	173	176
Pool #1J1646,
5.30%, 4/1/37	391	392
FIXED INCOME FUNDS     19      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 42.8% (2) – CONTINUED
Freddie Mac - 5.8% – (continued)
Pool #1L0078,
5.12%, 6/1/35	$177	$178
Pool #1L0130,
4.70%, 7/1/35	92	91
Pool #1L1480,
4.37%, 12/1/33	197	194
Pool #1N0243,
6.41%, 8/1/36	77	78
Pool #781274,
4.72%, 2/1/34	100	100
Pool #782905,
4.90%, 12/1/34	114	113
Pool #783081,
4.69%, 4/1/35	127	127
Pool #847755,
5.53%, 5/1/37	482	489
Pool TBA, (3)
5.00%, 2/1/14	1,000	1,001
5.50%, 1/1/32	4,000	3,991
6.50%, 1/1/32	2,500	2,570
7.00%, 1/1/32	1,000	1,039
5.00%, 1/15/36	2,000	1,951
6.00%, 2/1/37	2,000	2,027

		28,331

Freddie Mac Gold - 10.4%
Pool #A16753,
5.00%, 11/1/33	491	480
Pool #A27950, 5.50%, 11/1/34	4,106	4,102
Pool #A31136,
5.50%, 1/1/35	608	607
Pool #A46224,
5.00%, 7/1/35	386	377
Pool #A48104, 5.00%, 1/1/36	1,013	989
Pool #A51296,
6.00%, 8/1/36	789	801
Pool #A54897,
6.50%, 8/1/36	506	520
Pool #A56110, 5.50%, 12/1/36	1,378	1,375
Pool #A58690,
6.00%, 3/1/37	163	165
Pool #A58718,
5.50%, 3/1/37	510	509
Pool #A61573,
5.00%, 9/1/34	3,146	3,078
Pool #A61597,
5.50%, 12/1/35	476	475
Pool #A64474,
5.50%, 9/1/37	496	494
Pool #A68761,
5.50%, 9/1/37	2,497	2,492
Pool #A69169,
4.50%, 12/1/37	1,000	945
Pool #A69303,
6.00%, 11/1/37	1,600	1,624
Pool #B10630,
4.50%, 11/1/18	1,231	1,210
Pool #B17658,
4.50%, 1/1/20	47	47
Pool #B18502,
5.50%, 6/1/20	222	225
Pool #B18931,
4.50%, 3/1/20	233	229
Pool #C91009,
5.00%, 11/1/26	287	283
Pool #C91020,
5.50%, 3/1/27	655	658
Pool #D97197,
5.00%, 2/1/27	461	455
Pool #G01907,
4.50%, 8/1/34	550	520
Pool #G02069,
5.50%, 3/1/36	569	568
Pool #G02391,
6.00%, 11/1/36	281	285
Pool #G02540,
5.00%, 11/1/34	993	970
Pool #G02649,
6.00%, 1/1/37	467	475
Pool #G02702,
6.50%, 1/1/37	853	877
NORTHERN FUNDS QUARTERLY REPORT     20     FIXED INCOME FUNDS

FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  BOND INDEX FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 42.8% (2) – CONTINUED
Freddie Mac Gold - 10.4% – (continued)
Pool #G02911,
6.00%, 4/1/37	$465	$472
Pool #G02973,
6.00%, 6/1/37	972	987
Pool #G03121,
5.00%, 6/1/36	2,939	2,869
Pool #G03134,
5.50%, 8/1/36	1,064	1,063
Pool #G03176,
5.00%, 8/1/37	1,092	1,066
Pool #G03218, 6.00%, 9/1/37	989	1,004
Pool #G03351,
6.00%, 9/1/37	1,974	2,004
Pool #G03513,
6.00%, 11/1/37	2,978	3,022
Pool #G08189,
7.00%, 3/1/37	319	331
Pool #G08192,
5.50%, 4/1/37	1,672	1,669
Pool #G11776,
4.50%, 9/1/20	457	449
Pool #G12571,
4.00%, 1/1/22	1,000	958
Pool #G12673,
5.00%, 9/1/21	900	901
Pool #G12837,
4.50%, 4/1/22	1,468	1,442
Pool #G12869,
5.00%, 9/1/22	1,965	1,967
Pool #G18220,
6.00%, 11/1/22	298	305
Pool #G30327,
4.50%, 1/1/27	388	375
Pool #J00991,
4.00%, 1/1/21	485	465
Pool #J02541,
4.00%, 9/1/20	466	446
Pool #J03041,
6.00%, 7/1/21	383	392
Pool #J03736,
5.50%, 11/1/21	452	457
Pool #J05307,
4.50%, 8/1/22	782	769
Pool #J06175,
5.00%, 5/1/21	413	414
Pool #J06465,
6.00%, 11/1/22	199	204
Pool #J06476,
5.50%, 11/1/22	997	1,009

		50,875

Government National Mortgage Association - 0.9%
Pool TBA, (3)
6.50%, 2/1/29	1,000	1,031
6.50%, 1/1/30	500	516
6.00%, 1/1/33	1,500	1,536
5.50%, 1/15/34	500	504
5.00%, 2/15/34	1,000	978

		4,565

Government National Mortgage Association I - 1.1%
Pool #510835,
5.50%, 2/15/35	485	488
Pool #597889,
5.50%, 6/15/33	1,052	1,061
Pool #614169,
5.00%, 7/15/33	468	461
Pool #634431,
6.00%, 9/15/34	175	179
Pool #641416,
5.50%, 4/15/35	529	533
Pool #646341,
6.00%, 11/15/36	484	495
Pool #648538,
5.00%, 12/15/35	677	667
Pool #651753,
5.50%, 3/15/36	485	488
Pool #661917,
7.00%, 4/15/37	446	466
Pool #670114,
6.50%, 7/15/37	500	517

		5,355

Government National Mortgage Association II - 1.3%
Pool #003570,
6.00%, 6/20/34	494	504
FIXED INCOME FUNDS     21      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 42.8% (2) – CONTINUED
Government National Mortgage Association II - 1.3% – (continued)
Pool #003665,
5.50%, 1/20/35	$1,478	$1,481
Pool #003852,
6.00%, 5/20/36	483	493
Pool #003910,
6.00%, 10/20/36	980	1,000
Pool #003994,
5.00%, 6/20/37	497	485
Pool #004018,
6.50%, 8/20/37	489	505
Pool #004026,
5.00%, 9/20/37	495	484
Pool #004027,
5.50%, 9/20/37	496	498
Pool #654804,
6.00%, 5/20/36	685	699

		6,149

Tennessee Valley Authority - 0.1%
5.50%, 7/18/17	600	644

Total U.S. Government Agencies

(Cost $205,928)		209,297

U.S. GOVERNMENT OBLIGATIONS - 29.8%
U.S. Treasury Bonds - 5.8%
8.75%, 8/15/20	1,450	2,065
7.88%, 2/15/21	1,550	2,085
8.00%, 11/15/21	2,125	2,908
7.13%, 2/15/23	800	1,032
6.25%, 8/15/23	3,300	3,951
6.00%, 2/15/26	2,500	2,959
5.38%, 2/15/31	1,000	1,127
4.50%, 2/15/36	475	477
4.75%, 2/15/37	9,585	10,031
5.00%, 5/15/37	1,715	1,869

		28,504

U.S. Treasury Notes - 24.0%
4.75%, 2/28/09	5,000	5,092
4.50%, 3/31/09	3,000	3,050
4.50%, 4/30/09	6,500	6,617
4.88%, 5/31/09	4,000	4,099
4.63%, 7/31/09	3,000	3,070
4.00%, 8/31/09	3,000	3,044
3.63%, 10/31/09	4,500	4,544
4.75%, 2/15/10	5,500	5,690
4.50%, 5/15/10	16,100	16,637
5.75%, 8/15/10	1,000	1,067
4.50%, 11/15/10	3,000	3,119
4.50%, 2/28/11	3,000	3,125
4.88%, 4/30/11	5,750	6,056
4.63%, 8/31/11	7,450	7,799
4.63%, 10/31/11	1,750	1,834
4.63%, 2/29/12	1,350	1,417
4.63%, 7/31/12	6,850	7,193
4.13%, 8/31/12	3,800	3,913
4.25%, 9/30/12	2,250	2,329
3.88%, 10/31/12	4,125	4,206
3.38%, 11/30/12	7,000	6,976
4.25%, 8/15/13	425	441
4.00%, 2/15/15	2,000	2,028
4.50%, 11/15/15	2,000	2,084
4.63%, 2/15/17	2,500	2,614
4.50%, 5/15/17	1,850	1,918
4.75%, 8/15/17	3,950	4,172
4.25%, 11/15/17	3,000	3,052

		117,186

Total U.S. Government Obligations

(Cost $141,379)		145,690

MUNICIPAL BOND - 0.1%
Illinois - 0.1%
Illinois State Taxable Pension G.O.
Unlimited Bonds,
5.10%, 6/1/33	425	409

Total Municipal Bond

(Cost $406)		409
NORTHERN FUNDS QUARTERLY REPORT     22     FIXED INCOME FUNDS

FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  BOND INDEX FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENT - 7.3%
FHLB Discount Note,
1.01%, 1/2/08	$35,929	$35,928

Total Short-Term Investment

(Cost $35,928)		35,928

Total Investments - 104.5%

(Cost $503,059)		511,250
Liabilities less Other Assets — (4.5)%		(22,025)

NET ASSETS - 100.0%		$489,225

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(3)	When-Issued Security
Percentages shown are based on Net Assets.
Federal Tax Information:

At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$503,059

Gross tax appreciation of investments	$9,075
Gross tax depreciation of investments	(884)

Net tax appreciation of investments	$8,191

FIXED INCOME FUNDS     23      NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS
     SCHEDULE OF INVESTMENTS
     FIXED INCOME FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
ASSET-BACKED SECURITIES - 7.3%
Commercial Mortgage Services - 7.3%
Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2, 4.18%, 11/10/41	$4,885	$4,850
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.63%, 7/10/46	5,670	5,790
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4, 5.74%, 9/11/42	11,320	11,596
Chase Manhattan Bank-First Union National Bank, Series 1999-1,Class A2, 7.44%, 8/15/31	6,905	7,141
First Union National Bank Commercial Mortgage, Series 2002-C1, Class A2, 6.14%, 2/12/34	9,399	9,859
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 6.11%, 7/10/38	10,630	11,109
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, 9/15/39	9,685	9,718
Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.89%, 6/12/47	7,700	7,477
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	10,780	11,094

		78,634

Total Asset-Backed Securities

(Cost $77,831)		78,634

CORPORATE BONDS - 17.3%
Advertising - 0.4%
R.H. Donnelley Corp.,(1) 8.88%, 10/15/17	4,265	3,945

Aerospace/Defense - 0.7%
L-3 Communications Corp., 7.63%, 6/15/12	7,120	7,289

Banks - 0.2%
JPMorgan Chase Bank N.A., 6.00%, 10/1/17	1,925	1,958

Commercial Services - 0.9%
ARAMARK Services Inc., 8.41%, 2/1/15	4,705	4,587
Erac USA Finance Co., (1) (2) 7.00%, 10/15/37	6,335	5,754

		10,341

Diversified Financial Services - 3.9%
American General Finance Corp., 6.90%, 12/15/17	1,460	1,461
ANZ Capital Trust, (1) (2) 4.48%, 1/29/49	4,500	4,428
Citigroup Capital XXI, 8.30%, 12/21/77	4,150	4,333
Ford Motor Credit Co. LLC, 5.80%, 1/12/09	2,855	2,710
7.25%, 10/25/11	2,665	2,308
GMAC LLC, 6.88%, 9/15/11	4,765	4,076
Goldman Sachs Group (The), Inc., 6.75%, 10/1/37	5,870	5,751
International Lease Finance Corp., 5.65%, 6/1/14	1,085	1,103
JP Morgan Chase & Co., 6.00%, 1/15/18	4,460	4,538
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17	1,360	1,402
6.88%, 7/17/37	4,525	4,424
Power Receivable Finance LLC, (1) (2) 6.29%, 1/1/12	1,116	1,165
USB Realty Corp., (1) (2) 6.09%, 12/22/49	4,700	4,176

		41,875

Electric - 1.0%
AES (The) Corp., 9.50%, 6/1/09	5,135	5,315
PSEG Energy Holdings LLC, 10.00%, 10/1/09	5,215	5,496

		10,811

FIXED INCOME FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 17.3% – CONTINUED
Entertainment - 0.5%
Mashantucket Western Pequot Tribe, (1) (2) 8.50%, 11/15/15	$4,935	$4,960

Healthcare — Services - 0.6%
HCA, Inc., 9.13%, 11/15/14	6,530	6,791

Holding Companies — Diversified - 1.0%
Capmark Financial Group, Inc., (1) (2) 6.30%, 5/10/17	7,780	5,800
Kansas City Southern Railway, 9.50%, 10/1/08	5,105	5,207

		11,007

Household Products/Wares - 0.2%
Clorox Co., 5.95%, 10/15/17	1,915	1,908

Insurance - 0.4%
Liberty Mutual Group, Inc., (1) (2) 7.50%, 8/15/36	4,970	4,850

Iron/Steel - 0.5%
Steel Dynamics, Inc., (1) 7.38%, 11/1/12	5,455	5,482

Media - 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, (1) 8.00%, 4/30/12	4,545	4,386
Idearc, Inc., 8.00%, 11/15/16	4,480	4,110
News America, Inc., (1) (2) 6.65%, 11/15/37	8,400	8,664
Time Warner Cable, Inc., 5.85%, 5/1/17	5,550	5,564

		22,724

Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc., 8.39%, 4/1/15	2,760	2,801

Miscellaneous Manufacturing - 0.4%
General Electric Co., 5.25%, 12/6/17	4,450	4,441

Oil & Gas - 1.2%
Chesapeake Energy Corp., 7.50%, 6/15/14	3,185	3,241
Premcor Refining Group (The), Inc., 9.50%, 2/1/13	1,950	2,047
6.75%, 5/1/14	7,385	7,590

		12,878

Oil & Gas Services - 0.3%
Dresser-Rand Group, Inc., 7.38%, 11/1/14	3,830	3,820

Pharmaceuticals - 0.4%
Schering-Plough Corp., 6.00%, 9/15/17	4,700	4,869

Pipelines - 0.3%
Williams Cos., Inc., 8.13%, 3/15/12	3,435	3,740

Real Estate Investment Trusts - 0.2%
iStar Financial, Inc., 5.88%, 3/15/16	3,110	2,539

Retail - 0.4%
Yum! Brands, Inc., 6.88%, 11/15/37	4,090	4,071

Telecommunications - 1.4%
AT&T, Inc., 6.30%, 1/15/38	4,615	4,689
Embarq Corp., 8.00%, 6/1/36	6,005	6,328
Verizon New Jersey, Inc., 5.88%, 1/17/12	2,335	2,405
Verizon of New England, Inc., 6.50%, 9/15/11	1,600	1,680

		15,102
Total Corporate Bonds

(Cost $192,231)		188,202

FOREIGN ISSUER BONDS - 3.9%
Beverages - 0.2%
Diageo Capital PLC, 5.20%, 1/30/13	2,325	2,336

Electric - 0.5%
EDP Finance B.V., (1) (2) 6.00%, 2/2/18	5,750	5,608

NORTHERN FUNDS QUARTERLY REPORT     2     FIXED INCOME FUNDS

FIXED INCOME FUNDS
     SCHEDULE OF INVESTMENTS
     FIXED INCOME FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
FOREIGN ISSUER BONDS - 3.9% – CONTINUED
Healthcare - Products - 0.5%
Covidien International Finance S.A.,(1) (2) 6.00%, 10/15/17	$4,600	$4,760

Insurance - 1.3%
Allied World Assurance Holdings Ltd. of Bermuda, 7.50%, 8/1/16	2,620	2,742
Catlin Insurance Co. Ltd., (1) (2) 7.25%, 1/19/17	5,600	5,120
XL Capital Ltd., 6.50%, 4/15/17	7,200	6,295

		14,157

Mining - 0.4%
Vale Overseas Ltd., 6.25%, 1/11/16	4,275	4,282

Oil & Gas - 0.6%
EnCana Corp., 6.50%, 2/1/38	4,195	4,335
OPTI Canada, Inc., (1) 8.25%, 12/15/14	2,490	2,465

		6,800

Pharmaceuticals - 0.4%
AstraZeneca PLC, 5.90%, 9/15/17	4,505	4,730

Total Foreign Issuer Bonds

(Cost $43,639)		42,673
U.S. GOVERNMENT AGENCIES - 42.8% (3)
Fannie Mae - 28.8%
3.88%, 12/10/09	22,969	23,100
5.38%, 6/12/17	8,221	8,733
Pool #255452, 5.50%, 10/1/19	6,360	6,449
Pool #535714, 7.50%, 1/1/31	206	220
Pool #535982, 7.50%, 5/1/31	415	443
Pool #545003, 8.00%, 5/1/31	13	14
Pool #545437, 7.00%, 2/1/32	407	429
Pool #545556, 7.00%, 4/1/32	277	291
Pool #545757, 7.00%, 6/1/32	2,015	2,123
Pool #555189, 7.00%, 6/1/32	1,470	1,548
Pool #581806, 7.00%, 6/1/32	671	707
Pool #725424, 5.50%, 4/1/34	20,477	20,493
Pool #725787, 5.00%, 9/1/19	15,369	15,397
Pool #739433, 5.00%, 10/1/18	390	391
Pool #796371, 5.00%, 10/1/19	261	261
Pool #796457, 6.00%, 9/1/34	11,392	11,584
Pool #797773, 5.00%, 3/1/20	1,681	1,683
Pool #814782, 7.00%, 4/1/35	41	43
Pool #829125, 5.50%, 10/1/35	14,295	14,286
Pool #831810, 6.00%, 9/1/36	18,002	18,285
Pool #845182, 5.50%, 11/1/35	14,905	14,896
Pool #869217, 5.46%, 2/1/36	12,620	12,761
Pool #869801, 5.50%, 4/1/21	1,645	1,667
Pool #893082, 5.84%, 9/1/36	8,979	9,093
Pool #897234, 6.00%, 10/1/36	6,631	6,735
Pool #919638, 5.50%, 9/1/37	13,713	13,698
Pool #944500, 5.50%, 7/1/37	10,839	10,826
Pool #954782, 6.00%, 11/1/37	27,993	28,428
FIXED INCOME FUNDS     3     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES – 42.8% (3) – CONTINUED
Fannie Mae - 28.8% (continued)
Pool TBA, (4) 6.50%, 1/1/30	$2,725	$2,801
5.00%, 1/1/34	59,497	58,047
5.50%, 12/31/64	27,025	26,991

		312,423

Federal Home Loan Bank - 2.1%
3.75%, 1/8/10	23,000	23,083

Freddie Mac - 7.5%
4.63%, 10/25/12	25,774	26,540
4.75%, 1/19/16	11,333	11,691
6.50%, 1/1/29	9,519	9,784
Pool #1B3575, 6.01%, 9/1/37	8,398	8,500
Pool #1G2296, 6.18%, 11/1/37	10,946	11,142
Pool #1J0365, 5.93%, 4/1/37	8,059	8,176
Pool #1J2840, 5.99%, 9/1/37	5,380	5,468

		81,301

Freddie Mac Gold - 3.9%
Pool #A65182, 6.50%, 9/1/37	17,128	17,607
Pool #C00910, 7.50%, 1/1/30	654	699
Pool #C02790, 6.50%, 4/1/37	9,701	9,972
Pool #C02838, 5.50%, 5/1/37	14,254	14,225

		42,503

Government National Mortgage Association - 0.5%
Pool #595091, 6.00%, 10/15/32	1,848	1,895
Pool #627123, 5.50%, 3/15/34	3,791	3,820

		5,715

Total U.S. Government Agencies

(Cost $461,563)		465,025

U.S. GOVERNMENT OBLIGATIONS - 20.8%
U.S. Treasury Bonds - 2.4%
4.75%, 2/15/37	21,977	23,000
5.00%, 5/15/37	2,740	2,986

		25,986

U.S. Treasury Notes - 18.4%
4.50%, 5/15/10	52,970	54,737
3.38%, 11/30/12	52,605	52,428
3.63%, 12/31/12	51,150	51,534
4.00%, 2/15/15	8,387	8,506
4.25%, 11/15/17	32,269	32,831

		200,036

Total U.S. Government Obligations

(Cost $222,506)		226,022

	NUMBER	VALUE
	OF WARRANTS	(000S)
WARRANTS - 0.0%
Leap Wireless International, Exp. 4/15/10, Strike $96.80 (1) *	500	—

Total Warrants

(Cost $5)		—

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 16.2%
Amstel Funding Corp., Commercial Paper, 6.25%, 1/14/08	$17,200	$17,161
Galleon Capital Corp., Commercial Paper, 6.35%, 1/14/08	17,200	17,161
Liberty Street Funding Co., Commercial Paper, 6.25%, 1/11/08	17,200	17,170
Natixis, Grand Cayman, Eurodollar Time Deposit, 3.50%, 1/2/08	119,607	119,607
U.S. Treasury Bill, 3.11%, 6/5/08	5,400	5,328

Total Short-Term Investments

(Cost $176,427)		176,427

Total Investments - 108.3%

(Cost $1,174,202)		1,176,983
Liabilities less Other Assets - (8.3)%		(90,651)

NET ASSETS - 100.0%		$1,086,332
NORTHERN FUNDS QUARTERLY REPORT      4      FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS FIXED INCOME FUND	DECEMBER 31, 2007 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2)	Restricted security that has been deemed illiquid. At December 31, 2007, the value of these restricted illiquid securities amounted to approximately $55,285,000 or 5.1% of net assets. Additional information on each restricted illiquid security is as follows:

	ACQUISITION
	AND	ACQUISITION
	ENFORCEABLE	COST
SECURITY	DATE	(000S)
ANZ Capital Trust, 4.48%, 1/29/49	9/21/06	$4,368
Capmark Financial Group Inc., 6.30%, 05/10/17	5/3/07-6/21/07	7,641
Catlin Insurance Co. Ltd., 7.25%, 1/19/17	1/11/07-6/27/07	5,516
Covidien International Finance S.A. 6.00%, 10/15/17	10/17/07-10/23/07	4,644
EDP Finance B.V., 6.00%, 2/2/18	10/26/07	5,742
Erac USA Finance Co., 7.00%, 10/15/37	10/10/07	6280
Liberty Mutual Group, Inc., 7.50%, 8/15/36	9/26/07	5,014
Mashantucket Western Pequot Tribe 8.50%, 11/15/15	11/9/07	4,941
News America, Inc., 6.65%, 11/15/37	11/8/07-12/7/07	8,310
Power Receivable Finance LLC, 6.29%, 1/1/12	9/30/03	1,115
USB Realty Corp., 6.09%, 12/22/49	1/19/07	4,740

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(4)	When-Issued Security

*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At December 31, 2007, the Fixed Income Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	GAIN
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)
2 Year U.S. Treasury Note	247	$51,932	Long	3/08	$135

Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,174,202

Gross tax appreciation of investments	$10,569
Gross tax depreciation of investments	(7,788)

Net tax appreciation of investments	$2,781

FIXED INCOME FUNDS     5     NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS
     SCHEDULE OF INVESTMENTS
     GLOBAL FIXED INCOME FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)(1)	(000S)
DEBT OBLIGATIONS - 97.4%
British Pound - 4.5%
Treasury of Great Britain,
4.75%, 6/7/10	$140	$281
5.25%, 6/7/12	43	88
5.00%, 9/7/14	70	143
4.00%, 9/7/16	210	403
5.00%, 3/7/25	159	336
4.75%, 12/7/30	150	312
4.25%, 3/7/36	237	467

		2,030

Canadian Dollar - 2.9%
Government of Canada,
5.00%, 6/1/14	1,230	1,322

Danish Krone - 3.0%
Government of Denmark,
4.00%, 8/15/08	6,920	1,355

Euro - 41.8%
Bundesobligation,
3.25%, 4/17/09	616	892
Buoni Poliennali Del Tesoro,
4.50%, 5/1/09	280	411
5.25%, 11/1/29	90	138
Deutschland Bundesrepublik,
5.00%, 1/4/12	220	332
4.25%, 1/4/14	850	1,247
4.00%, 7/4/16	420	601
4.25%, 7/4/17	750	1,092
6.25%, 1/4/24	285	496
6.50%, 7/4/27	990	1,793
5.50%, 1/4/31	95	156
4.00%, 1/4/37	645	853
France Government Bond OAT,
Government of Austria,
4.00%, 7/15/09	130	190
5.25%, 1/4/11	685	1,033
5.00%, 7/15/12(2)	1,180	1,781
Government of Belgium,
5.00%, 9/28/11	400	601
4.25%, 9/28/14	502	732
Government of Finland,
3.00%, 7/4/08	265	385
Government of France O.A.T.,
4.75%, 10/25/12	500	749
3.25%, 4/25/16	250	338
Government of France Treasury Note BTAN,
2.50%, 7/12/10	1,114	1,569
Government of Ireland,
5.00%, 4/18/13	100	151
4.60%, 4/18/16	375	557
4.50%, 10/18/18	245	359
Government of Netherlands,
2.75%, 4/15/09	750	1,079
4.00%, 7/15/16	375	534
Government of Spain,
3.25%, 7/30/10	188	269
Portugal Obrigacoes do Tesouro OT,
5.15%, 6/15/11	300	451

		18,789

Japanese Yen - 18.4%
Government of Japan Five Year Bond,
1.10%, 3/20/11	80,000	725
Government of Japan Ten Year Bonds,
1.80%, 9/21/09	60,000	547
1.90%, 6/21/10	75,000	691
1.40%, 9/20/11	102,000	933
1.50%, 3/20/12	15,000	138
0.80%, 3/20/13	160,000	1,416
1.90%, 6/20/14	36,500	343
1.30%, 3/20/15	20,000	181
1.50%, 9/20/15	41,300	378
1.50%, 12/20/17	50,000	448
Government of Japan Twenty Year Bonds,
1.90%, 3/22/21	180,000	1,652
2.10%, 9/20/27	76,000	683
Government of Japan Thirty Year Bond,
2.50%, 9/20/37	15,000	138

		8,273

FIXED INCOME FUNDS       1       NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)(1)	(000S)
DEBT OBLIGATIONS - 97.4% – CONTINUED
Swedish Krona - 0.6%
Kingdom of Sweden,
9.00%, 4/20/09	$1,600	$263

United States Dollar - 26.2%
Freddie Mac,
5.13%, 7/15/12	750	788
U.S. Treasury Bonds,
8.75%, 5/15/17	300	408
8.50%, 2/15/20	250	348
7.13%, 2/15/23	291	375
6.63%, 2/15/27	500	635
6.38%, 8/15/27	240	298
4.50%, 2/15/36	165	166
U.S. Treasury Notes,
4.38%, 11/15/08	1,560	1,572
4.63%, 7/31/09	1,850	1,893
4.88%, 8/15/09	500	514
3.63%, 10/31/09	300	303
4.63%, 11/15/09	300	309
4.38%, 12/15/10	728	755
4.50%, 9/30/11	730	762
4.25%, 11/15/13	956	991
4.13%, 5/15/15	650	663
5.13%, 5/15/16	485	525
4.25%, 11/15/17	472	480

		11,785

Total Debt Obligations

(Cost $40,493)		43,817

SHORT-TERM INVESTMENT - 1.9%
Natixis, Grand Cayman,
Eurodollar Time Deposit,
3.50%, 1/2/08	856	856

Total Short-Term Investment

(Cost $856)		856

Total Investments - 99.3%

(Cost $41,349)		44,673
Other Assets less Liabilities - 0.7%		304

NET ASSETS - 100.0%		$44,977

(1)	Principal amounts stated in local currencies.

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.
Percentages shown are based on Net Assets.
At December 31, 2007, the Global Fixed Income Fund had outstanding foreign currency contracts as follows:

	AMOUNT	IN	AMOUNT
CONTRACTS	(LOCAL	EXCHANGE	(LOCAL		UNREALIZED
TO DELIVER	CURRENCY)	FOR	CURRENCY)	SETTLEMENT	GAIN/(LOSS)
CURRENCY	(000S)	CURRENCY	(000S)	DATE	(000S)

British Pound	793	U.S. Dollar	1,589	1/04/08	$11

British Pound	325	U.S. Dollar	653	1/18/08	7

British Pound	596	U.S. Dollar	1,228	1/18/08	42

Canadian Dollar	520	U.S. Dollar	521	1/18/08	(6)

Danish Krone	4,985	U.S. Dollar	986	1/18/08	9

Euro	2,890	U.S. Dollar	4,173	1/18/08	(54)

Euro	1,158	U.S. Dollar	1,705	1/18/08	11

Euro	642	U.S. Dollar	920	1/18/08	(19)

Japanese Yen	42,275	U.S. Dollar	384	1/18/08	5

Japanese Yen	190,336	U.S. Dollar	1,688	1/18/08	(20)

U.S. Dollar	127	Australian Dollar	145	1/18/08	1

U.S. Dollar	95	British Pound	46	1/18/08	(4)
NORTHERN FUNDS QUARTERLY REPORT       2       FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS	DECEMBER 31, 2007 (UNAUDITED)
   GLOBAL FIXED INCOME FUND

	AMOUNT	IN	AMOUNT
CONTRACTS	(LOCAL	EXCHANGE	(LOCAL		UNREALIZED
TO DELIVER	CURRENCY)	FOR	CURRENCY)	SETTLEMENT	GAIN/(LOSS)
CURRENCY	(000S)	CURRENCY	(000S)	DATE	(000S)

U.S. Dollar	905	British Pound	456	1/18/08	1

U.S. Dollar	1,589	British Pound	793	1/18/08	(11)

U.S. Dollar	226	Canadian Dollar	230	1/18/08	7

U.S. Dollar	3,177	Euro	2,199	1/18/08	40

U.S. Dollar	380	Euro	257	1/18/08	(4)

U.S. Dollar	2,014	Euro	1,365	1/18/08	(17)

U.S. Dollar	6,046	Japanese Yen	657,858	1/18/08	(143)

U.S. Dollar	2,723	Japanese Yen	307,481	1/18/08	36

U.S. Dollar	124	Swedish Krona	785	1/18/08	(2)

Total					$(110)
Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$41,349

Gross tax appreciation of investments	$3,434
Gross tax depreciation of investments	(110)

Net tax appreciation of investments	$3,324

FIXED INCOME FUNDS      3       NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS
     SCHEDULE OF INVESTMENTS
     HIGH YIELD FIXED INCOME FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 79.4%
Aerospace/Defense - 0.6%
L-3 Communications Corp., 6.38%, 10/15/15	$10,565	$10,407

Agriculture - 0.7%
Alliance One International, Inc., 8.50%, 5/12/12	13,485	13,148

Apparel - 0.6%
Levi Strauss & Co., 9.75%, 1/15/15	10,225	10,199

Auto Parts & Equipment - 1.9%
Allison Transmission, (1)(2) 11.00%, 11/1/15	7,850	7,144
ArvinMeritor, Inc., 8.75%, 3/1/12	10,250	9,558
Lear Corp., 8.50%, 12/1/13	18,225	16,949

		33,651

Beverages - 0.7%
Constellation Brands, Inc., 7.25%, 9/1/16	13,825	12,961

Building Materials - 0.7%
Gibraltar Industries, Inc., 8.00%, 12/1/15	14,030	12,627

Chemicals - 2.0%
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	8,150	8,802
Momentive Performance Materials, Inc., (1) 9.75%, 12/1/14	9,975	9,177
Mosaic (The) Co., (1) 7.38%, 12/1/14	9,400	10,058
NewMarket Corp., 7.13%, 12/15/16	7,650	7,573

		35,610

Commercial Services - 3.4%
ARAMARK Services Inc., 8.41%, 2/1/15	19,050	18,574
Corrections Corp. of America, 6.25%, 3/15/13	8,825	8,692
Education Management LLC / Education Management Corp., 10.25%, 6/1/16	8,425	8,678
Hertz Corp., 8.88%, 1/1/14	10,200	10,340
NCO Group, Inc., 11.88%, 11/15/14	10,100	9,393
Service Corp. International, 7.00%, 6/15/17	5,650	5,410

		61,087

Computers - 0.5%
Sungard Data Systems, Inc., 9.13%, 8/15/13	9,586	9,754

Diversified Financial Services - 7.4%
Countrywide Financial Corp., 5.80%, 6/7/12	11,250	8,218
Ford Motor Credit Co. LLC, 7.25%, 10/25/11	32,975	28,562
Ford Motor Credit Co., 5.80%, 1/12/09	24,475	23,232
GMAC LLC, 6.88%, 9/15/11	58,700	50,217
Residential Capital Corp., 6.38%, 6/30/10	34,375	22,000

		132,229

Electric - 8.8%
AES (The) Corp., 9.50%, 6/1/09	3,090	3,198
8.00%, 10/15/17 (1)	14,500	14,826
Aquila, Inc., 14.88%, 7/1/12	6,925	8,691
Dynegy Holdings, Inc., 7.50%, 6/1/15	11,050	10,332
7.75%, 6/1/19	7,400	6,826
Edison Mission Energy, 7.50%, 6/15/13	17,125	17,553
7.00%, 5/15/17	13,200	12,969
Energy Future Holdings Corp., (1)(2) 10.88%, 11/1/17	36,750	36,934
NRG Energy, Inc., 7.38%, 2/1/16	12,200	11,895
FIXED INCOME FUNDS       1       NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 79.4% – CONTINUED
Electric - 8.8% – (continued)
7.38%, 1/15/17	$6,100	$5,948
PSEG Energy Holdings LLC, 10.00%, 10/1/09	12,210	12,869
Reliant Energy, Inc., 7.63%, 6/15/14	11,200	11,088
Sierra Pacific Resources, 8.63%, 3/15/14	4,270	4,563

		157,692

Electrical Components & Equipment - 0.5%
Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	9,677	9,290

Engineering & Construction - 0.7%
Ahern Rentals, Inc., 9.25%, 8/15/13	15,000	12,638

Entertainment - 0.5%
WMG Acquisition Corp., 7.38%, 4/15/14	12,160	9,363

Environmental Control - 0.9%
Allied Waste North America, Inc., 6.88%, 6/1/17	16,325	15,917

Food - 0.5%
Smithfield Foods, Inc., 7.00%, 8/1/11	9,025	8,890

Forest Products & Paper - 2.0%
Georgia-Pacific Corp., 8.13%, 5/15/11	16,665	16,915
Glatfelter, 7.13%, 5/1/16	9,350	9,210
Verso Paper Holdings LLC and Verson Paper, Inc 11.38%, 8/1/16	9,260	9,399

		35,524

Gaming - 5.3%
Buffalo Thunder Development Authority, (1)(2) 9.38%, 12/15/14	9,500	8,455
Chukchansi Economic Development Authority, (1)(2) 8.00%, 11/15/13	9,005	8,780
Harrah’s Operating Co., Inc., 6.50%, 6/1/16	12,963	9,657
Mashantucket Western Pequot Tribe, (1)(2) 8.50%, 11/15/15	19,600	19,698
MGM Mirage, 8.50%, 9/15/10	17,025	17,663
7.50%, 6/1/16	6,850	6,782
River Rock Entertainment Authority, 9.75%, 11/1/11	10,136	10,592
Seneca Gaming Corp., 7.25%, 5/1/12	7,295	7,350
Tropicana Entertainment LLC, 9.63%, 12/15/14	9,925	6,302

		95,279

Healthcare — Products - 0.4%
Accellent, Inc., 10.50%, 12/1/13	9,175	7,707

Healthcare — Services - 5.4%
AMR HoldCo Inc./Emcare HoldCo Inc., 10.00%, 2/15/15	4,835	5,101
Community Health Systems, Inc., 8.88%, 7/15/15	9,775	9,958
HCA, Inc., 9.13%, 11/15/14	41,250	42,900
9.25%, 11/15/16	13,800	14,490
LVB Acquisition Merger Sub, Inc., (1)(2) 10.00%, 10/15/17	10,500	10,710
Tenet Healthcare Corp., 6.88%, 11/15/31	18,475	13,764

		96,923

Household Products/Wares - 0.6%
ACCO Brands Corp., 7.63%, 8/15/15	9,210	8,220
Visant Holding Corp., 8.75%, 12/1/13	2,235	2,246

		10,466

Insurance - 0.5%
Crum & Forster Holdings Corp., 7.75%, 5/1/17	9,350	9,175

Iron/Steel - 1.1%
Steel Dynamics, Inc., (1) 7.38%, 11/1/12	10,500	10,552
Tube City IMS Corp., 9.75%, 2/1/15	9,750	8,775

		19,327

NORTHERN FUNDS QUARTERLY REPORT       2       FIXED INCOME FUNDS

FIXED INCOME FUNDS
     SCHEDULE OF INVESTMENTS
     HIGH YIELD FIXED INCOME FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 79.4% –CONTINUED
Lodging - 0.6%
Host Marriott LP, 6.75%, 6/1/16	$10,325	$10,170

Media - 7.5%
CCH I LLC, 11.00%, 10/1/15	12,868	10,487
CSC Holdings, Inc., 8.13%, 7/15/09	14,375	14,609
Donnelley (R.H.) Corp., 8.88%, 1/15/16	21,475	20,079
8.88%, 10/15/17 (1)	13,300	12,303
Echostar DBS Corp., 7.00%, 10/1/13	13,650	13,786
Idearc, Inc., 8.00%, 11/15/16	22,460	20,607
Mediacom Broadband LLC, 8.50%, 10/15/15	9,400	8,331
TL Acquisitions, Inc., (1) 10.50%, 1/15/15	9,550	9,180
Univision Communications, Inc.,(1)(2) 9.75%, 3/15/15	14,525	13,236
Young Broadcasting, Inc., 10.00%, 3/1/11	14,335	11,199

		133,817

Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	8,350	8,851
8.39%, 4/1/15	5,600	5,684

		14,535

Miscellaneous Manufacturing - 0.5%
Park-Ohio Industries, Inc., 8.38%, 11/15/14	9,440	8,402

Oil & Gas - 5.6%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.13%, 5/20/16	11,240	10,903
Chesapeake Energy Corp., 7.50%, 6/15/14	6,055	6,161
6.88%, 1/15/16	15,225	15,073
Denbury Resources, Inc., 7.50%, 12/15/15	5,175	5,227
Encore Acquisition Co., 7.25%, 12/1/17	8,160	7,772
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16	8,300	8,591
Plains Exploration & Production Co., 7.00%, 3/15/17	11,200	10,710
Quicksilver Resources, Inc., 7.13%, 4/1/16	14,395	14,143
Swift Energy Co., 7.13%, 6/1/17	12,975	12,326
Whiting Petroleum Corp., 7.00%, 2/1/14	9,575	9,479

		100,385

Oil & Gas Services - 0.6%
Dresser-Rand Group, Inc., 7.38%, 11/1/14	10,337	10,311

Packaging & Containers - 2.0%
Ball Corp., 6.63%, 3/15/18	12,000	11,910
Crown Americas LLC/Crown Americas Capital Corp., 7.63%, 11/15/13	9,400	9,612
Packaging Dynamics Finance Corp., (1)(2) 10.00%, 5/1/16	6,000	5,280
Solo Cup Co., 8.50%, 2/15/14	11,325	9,739

		36,541

Real Estate - 0.4%
Realogy Corp., (1) 10.50%, 4/15/14	10,050	7,512

Real Estate Investment Trusts - 2.1%
American Real Estate Partners LP/American Real Estate Finance Corp., 7.13%, 2/15/13	15,685	14,744
7.13%, 2/15/13 (1)	1,450	1,363
Omega Healthcare Investors, Inc., 7.00%, 4/1/14	9,565	9,469
Thornburg Mortgage, Inc., 8.00%, 5/15/13	15,025	12,696

		38,272

FIXED INCOME FUNDS      3      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 79.4% – CONTINUED
Retail - 2.2%
Neiman-Marcus Group, Inc., 10.38%, 10/15/15	$10,925	$11,376
Petro Stopping Centers LP/Petro Financial Corp., 9.00%, 2/15/12	10,355	10,821
Rite Aid Corp., 9.38%, 12/15/15	10,700	8,881
7.50%, 3/1/17	10,000	8,812

		39,890

Semiconductors - 1.2%
Freescale Semiconductor, Inc., 8.88%, 12/15/14	17,750	15,842
10.13%, 12/15/16	7,475	6,167

		22,009

Software - 1.3%
First Data Corp., (1) 9.88%, 9/24/15	14,200	13,206
Open Solutions, Inc., (1)(2) 9.75%, 2/1/15	10,260	9,349

		22,555

Supermarkets - 0.5%
SUPERVALU, Inc., 7.50%, 11/15/14	8,375	8,584

Telecommunications - 7.1%
Centennial Cellular Operating Co., 10.13%, 6/15/13	3,630	3,812
Centennial Communications Corp., 10.00%, 1/1/13	9,025	9,386
Cincinnati Bell, Inc., 8.38%, 1/15/14	9,150	8,921
Citizens Communications Co., 9.00%, 8/15/31	17,495	17,451
Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15	14,225	14,687
MasTec, Inc., 7.63%, 2/1/17	10,025	9,424
PAETEC Holding Corp., (1) 9.50%, 7/15/15	11,525	11,237
Panamsat Corp., 9.00%, 8/15/14	8,936	8,981
Qwest Capital Funding, Inc., 7.90%, 8/15/10	14,250	14,392
Qwest Corp., (1) 6.50%, 6/1/17	6,700	6,415
West Corp., 11.00%, 10/15/16	8,645	8,580
Windstream Corp., 8.63%, 8/1/16	9,275	9,739
7.00%, 3/15/19	5,600	5,334

		128,359

Textiles - 0.7%
Invista, (1) 9.25%, 5/1/12	12,090	12,513

Transportation - 0.6%
Kansas City Southern Railway, 9.50%, 10/1/08	10,835	11,052

Total Corporate Bonds

(Cost $1,486,150)		1,424,771

FOREIGN ISSUER BONDS - 10.3%
Electric - 0.8%
Intergen N.V., (1)(2) 9.00%, 6/30/17	13,000	13,683

Electronics - 0.6%
NXP BV / NXP Funding LLC, 7.88%, 10/15/14	10,275	9,761

Forest Products & Paper - 0.6%
Bowater Canada Finance Corp., 7.95%, 11/15/11	13,100	10,578

Gaming - 0.7%
Galaxy Entertainment Finance Co. Ltd., (1)(2) 9.88%, 12/15/12	12,616	13,310

Holding Companies — Diversified - 0.6%
Nell AF SARL, (1) 8.38%, 8/15/15	13,750	11,103

Insurance - 0.5%
Catlin Insurance Co. Ltd., (1)(2) 7.25%, 1/19/17	10,000	9,143

NORTHERN FUNDS QUARTERLY REPORT     4     FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
FOREIGN ISSUER BONDS - 10.3% – CONTINUED
Leisure Time - 0.3%
NCL Corp., 10.63%, 7/15/14	$5,555	$5,520

Media - 0.6%
Kabel Deutschland GmbH, 10.63%, 7/1/14	10,740	11,277

Oil & Gas - 1.2%
Compton Petroleum Finance Corp., 7.63%, 12/1/13	7,750	7,207
OPTI Canada, Inc., (1) 8.25%, 12/15/14	14,140	13,999

		21,206

Packaging & Containers - 0.8%
Vitro SAB de C.V., 9.13%, 2/1/17	15,350	14,122

Semiconductors - 0.9%
Avago Technologies Finance Pte/Avago Technologies U.S./Avago Technologies Wireless, 10.13%, 12/1/13	10,075	10,541
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Corp., 8.00%, 12/15/14	7,850	5,888

		16,429

Telecommunications - 2.3%
Digicel Group Ltd., (1)(2) 8.88%, 1/15/15	10,000	9,150
Intelsat Bermuda Ltd., 9.25%, 6/15/16	11,325	11,382
Intelsat Subsidiary Holding Co. Ltd., 8.25%, 1/15/13	4,110	4,130
Nortel Networks Ltd., (1) 10.75%, 7/15/16	16,225	17,036

		41,698

Transportation - 0.4%
Kansas City Southern de Mexico S.A. de C.V., 7.63%, 12/1/13	6,650	6,559

Total Foreign Issuer Bonds

(Cost $189,682)		184,389

	NUMBER	VALUE
	OF WARRANTS	(000S)
WARRANTS - 0.0%
IPCS, Inc., Exp. 7/15/10, Strike $5.50 *	1,500	$—
Leap Wireless International, Exp. 4/15/10, Strike $96.80 (1) *	2,500	—
Leap Wireless International, Exp. 4/15/10, Strike $96.80 (1) *	2,000	—

Total Warrants

(Cost $10)		—

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 9.3%
Amstel Funding Corp., Commercial Paper 6.35%, 1/10/08	$15,000	14,975
Clipper Recievables Corp., Commerical Paper 6.35%, 1/10/08	15,000	14,976
Liberty Street Funding Co., Commerical Paper 6.25%, 1/10/08	15,000	14,976
Natixis, Grand Cayman, Eurodollar Time Deposit, 3.50%, 1/2/08	101,818	101,818
Versailles CDS LLC, Commerical Paper 6.25%, 1/18/08	20,000	19,941

Total Short-Term Investments

(Cost $166,686)		166,686

Total Investments - 99.0%

(Cost $1,842,528)		1,775,846
Other Assets less Liabilities - 1.0%		17,827

NET ASSETS - 100.0%		$1,793,673

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
FIXED INCOME FUNDS     5     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

(2)	Restricted security that has been deemed illiquid. At December 31, 2007, the value of these restricted illiquid securities amounted to approximately $164,872,000 or 9.2% of net assets. Additional information on each restricted illiquid security is as follows:

	ACQUISITION
	AND	ACQUISITION
	ENFORECEABLE	COST
SECURITY	DATE	(000S)
Allison Transmission, 11.00%, 11/1/15	10/11/07-11/9/07	$7,866
Buffalo Thunder Development Authority, 9.38%, 12/15/14	12/8/06-3/20/07	9,688
Catlin Insurance Co. Ltd., 7.25%, 1/19/17	6/6/07	9,686
Chukchansi Economic Development Authority, 8.00%, 11/15/13	12/2/05-4/18/07	9,196
Digicel Group Ltd., 8.88%, 1/15/15	10/3/07	9,408
Energy Future Holdings Corp., 10.88%, 11/1/17	10/24/07-12/4/07	36,604
Galaxy Entertainment Finance Co. Ltd., 9.88%, 12/15/12	12/7/05-10/2/07	13,128
Intergen N.V., 9.00%, 6/30/17	7/23/07	12,895
LVB Acquisition Merger Sub, Inc., 10.00%, 10/15/17	12/4/07-12/11/07	10,670
Mashantucket Western Pequot Tribe 8.50%, 11/15/15	11/8/07-12/3/07	19,627
Open Solutions, Inc., 9.75%, 2/1/15	1/18/07-12/14/07	10,269
Packaging Dynamics Finance Corp., 10.00%, 5/1/16	4/13/06-4/12/07	6,105
Univision Communications, Inc., 9.75%, 3/15/15	5/17/07-11/9/07	14,561

Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,842,528

Gross tax appreciation of investments	$8,608
Gross tax depreciation of investments	(75,290)

Net tax depreciation of investments	$(66,682)

NORTHERN FUNDS QUARTERLY REPORT     6     FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
SHORT - INTERMEDIATE U.S. GOVERNMENT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 31.7% (1)
Fannie Mae - 7.9%
5.13%, 7/13/09	$8,000	$8,178
4.63%, 12/15/09	7,000	7,139
5.08%, 5/14/10	1,500	1,523
4.75%, 11/19/12	5,300	5,485
Pool #555649, 7.50%, 10/1/32	186	198
Pool #869217, 5.46%, 2/1/36	2,986	3,019
Pool #893082, 5.84%, 9/1/36	1,174	1,189

		26,731

Federal Farm Credit Bank - 1.4%
4.50%, 10/17/12	4,700	4,811

Federal Home Loan Bank - 6.0%
3.75%, 1/8/10	10,000	10,036
4.63%, 10/10/12	10,000	10,292

		20,328

Freddie Mac - 14.0%
4.75%, 11/3/09	11,700	11,941
4.13%, 11/30/09	5,758	5,816
5.30%, 1/9/12	6,700	6,774
5.60%, 9/26/13	775	783
Pool #1B3617 5.99%, 10/1/37	6,626	6,739
Pool #1J0365, 5.93%, 4/1/37	1,974	2,002
Pool #1J2840, 5.99%, 9/1/37	5,073	5,156
Pool #410092, 7.13%, 11/1/24	19	19
Pool #847822, 6.18%, 10/1/37	5,520	5,684
Series 2944, Class WD, 5.50%, 11/15/28	2,365	2,392

		47,306

Freddie Mac Gold - 0.5%
Pool #E91020, 5.50%, 8/1/17	1,670	1,694

Small Business Administration - 1.9%
Participation Certificates, Series 2005-20L, Class 1, 5.39%, 12/1/25	1,363	1,391
Participation Certificates, Series 2006-20B, Class 1, 5.35%, 2/1/26	1,305	1,334
Participation Certificates, Series 2006-20D, Class 1, 5.64%, 4/1/26	1,887	1,937
Series 2005-P10B, Class 1, 4.94%, 8/10/15	1,744	1,737

		6,399

Total U.S. Government Agencies

(Cost $106,277)		107,269

U.S. GOVERNMENT OBLIGATIONS - 37.4%
U.S. Treasury Inflation Indexed Note - 2.8%
2.00%, 7/15/14	8,240	9,436

U.S. Treasury Notes - 34.6%
3.25%, 12/31/09	44,380	44,532
4.50%, 5/15/10	4,000	4,133
3.38%, 11/30/12	7,856	7,830
3.63%, 12/31/12	54,080	54,486
4.25%, 11/15/17	5,911	6,014

		116,995

Total U.S. Government Obligations

(Cost $125,767)		126,431

SHORT-TERM INVESTMENTS - 29.9%
FHLB Discount Note, 1.01, 1/2/08	99,701	99,698
U.S. Treasury Bill, 3.11%, 6/5/08	1,500	1,480

Total Short-Term Investments

(Cost $101,178)		101,178

Total Investments - 99.0%

(Cost $333,222)		334,878
Other Assets less Liabilities - 1.0%		3,295

NET ASSETS - 100.0%		338,173
FIXED INCOME FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

Percentages shown are based on Net Assets.
At December 31, 2007, the Short-Intermediate U.S. Government Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	GAIN
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)
2 Year U.S. Treasury Note	102	$21,446	Long	3/08	$75

5 Year U.S. Treasury Note	83	9,153	Long	3/08	59

Total					$134
Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$333,222

Gross tax appreciation of investments	$1,716
Gross tax depreciation of investments	(60)

Net tax appreciation of investments	$1,656

NORTHERN FUNDS QUARTERLY REPORT     2     FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 36.1% (1)
Fannie Mae - 5.6%
5.00%, 5/11/17	$2,700	$2,796
Pool #555649, 7.50%, 10/1/32	304	325
Pool #869217, 5.46%, 2/1/36	3,401	3,440
Pool #893082, 5.84%, 9/1/36	1,286	1,303

		7,864

Federal Farm Credit Bank - 6.5%
4.50%, 10/17/12	8,800	9,007

Freddie Mac - 16.7%
5.40%, 7/16/09	2,500	2,521
4.13%, 11/30/09	2,814	2,842
5.25%, 9/3/10	2,300	2,313
5.60%, 9/26/13	800	808
Pool #1B3617 5.99%, 10/1/37	3,541	3,601
Pool #1J0365, 5.93%, 4/1/37	2,221	2,253
Pool #1J2840, 5.99%, 9/1/37	2,736	2,781
Pool #410092, 7.13%, 11/1/24	80	80
Pool #847822, 6.18%, 10/1/37	2,898	2,985
Series 2944, Class WD, 5.50%, 11/15/28	3,125	3,161

		23,345

Government National Mortgage Association - 0.0%
Pool #268360, 10.00%, 4/15/19	24	27
Pool #270288, 10.00%, 6/15/19	25	29

		56

Small Business Administration - 7.3%
Participation Certificates, Series 2005-20L, Class 1, 5.39%, 12/1/25	1,673	1,708
Participation Certificates, Series 2006-20B, Class 1, 5.35%, 2/1/26	1,584	1,619
Participation Certificates, Series 2006-20D, Class 1, 5.64%, 4/1/26	$1,708	$1,753
Participation Certificates, Series 2006-20G, Class 1, 6.07%, 7/1/26	2,832	2,973
Series 2005-P10B, Class 1, 4.94%, 8/10/15	2,136	2,128

		10,181

Total U.S. Government Agencies

(Cost $49,711)		50,453

U.S. GOVERNMENT OBLIGATIONS - 58.0%
U.S. Treasury Inflation Indexed Note - 3.1%
2.00%, 7/15/14	3,739	4,282

U.S. Treasury Notes - 54.9%
3.25%, 12/31/09	38,000	38,131
4.50%, 5/15/10	2,000	2,067
3.38%, 11/30/12	1,419	1,414
3.63%, 12/31/12	13,372	13,472
4.50%, 2/15/16	14,952	15,563
4.25%, 11/15/17	5,865	5,967

		76,614

Total U.S. Government Obligations

(Cost $80,286)		80,896

SHORT-TERM INVESTMENTS - 5.4%
FHLB Discount Note, 1.01%, 1/2/08	6,852	6,852
U.S. Treasury Bill, 3.11%, 6/5/08	700	690

Total Short-Term Investments

(Cost $7,542)		7,542

Total Investments - 99.5%

(Cost $137,539)		138,891
Other Assets less Liabilities - 0.5%		639

NET ASSETS - 100.0%		$139,530
FIXED INCOME FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

Percentages shown are based on Net Assets.
At December 31, 2007, the U.S. Government Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	GAIN
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)
2 Year U.S. Treasury Note	40	$8,410	Long	3/08	$32

5 Year U.S. Treasury Note	31	3,419	Long	3/08	23

Total					$55
Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$137,539

Gross tax appreciation of investments	$1,399
Gross tax depreciation of investments	(47)

Net tax appreciation of investments	$1,352

NORTHERN FUNDS QUARTERLY REPORT     2     FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
     SCHEDULE OF INVESTMENTS
     ARIZONA TAX-EXEMPT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 97.0%
Arizona - 89.7%
Arizona School Facilities Board Revenue Refunding Bonds, State School Trust (AMBAC Insured), 5.00%, 7/1/18	$1,500	$1,665
Arizona State Transportation Board Highway Revenue Bonds, 5.00%, 7/1/20	35	38
Arizona State Transportation Board Highway Revenue Bonds, Prerefunded, 5.75%, 7/1/09	2,040	2,121
Arizona State University COP, Research Infrastructure Project (AMBAC Insured), 5.00%, 9/1/30	2,000	2,056
Arizona State University Revenue Bonds (FGIC Insured), Prerefunded, 5.50%, 7/1/12	2,160	2,363
Chandler Water & Sewerage Revenue Bonds (MBIA Insured), 7.25%, 7/1/09	240	255
Downtown Phoenix Hotel Corp. Revenue Bonds, Series B (FGIC Insured), 5.00%, 7/1/36	1,500	1,516
Glendale G.O. Unlimited Bonds, 2.00%, 7/1/18	2,600	2,137
5.00%, 7/1/21	1,250	1,351
Glendale IDA Revenue Bonds, Series A, Midwestern University, 4.75%, 5/15/08	425	427
Goodyear G.O. Unlimited Bonds (MBIA Insured), 5.00%, 7/1/16	1,300	1,434
Maricopa County School District No. 8 Osborn G.O. Unlimited Refunding Bonds, Bank Qualified (FGIC Insured), 4.70%, 7/1/14	1,000	1,078
Maricopa County Unified School District No. 80 Chandler Capital Appreciation G.O. Unlimited Refunding Bonds (FGIC Insured), 0.00%, 7/1/09	1,000	952
Maricopa County Unified School District No 89 Dysart G.O. Bonds, Series B, School Imporvement Project of 2002 (AMBAC Insured), 5.00%, 7/1/27	1,500	1,574
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2002 (FSA Insured), 5.25%, 7/1/15	1,600	1,755
Mesa Utilities System Revenue Bonds (FGIC Insured), Prerefunded, 5.00%, 7/1/09	30	31
Northern Arizona University COP, Northern Arizona University Research Projects (AMBAC Insured), 5.00%, 9/1/26	400	414
Phoenix Civic Improvement Corp. Excise TRB, Series A, Senior Lien, Municipal Courthouse Project, Prerefunded, 5.75%, 7/1/09	1,325	1,390
Phoenix Civic Improvement Corp. Excise TRB, Subseries A (MBIA Insured), 5.00%, 7/1/22	1,000	1,066
4.75%, 7/1/24	1,250	1,289
Phoenix Civic Improvement Corp. Municipal Facilities Subordinate Excise TRB (FGIC Insured), Prerefunded, 5.75%, 7/1/10	1,000	1,072
Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured), 5.00%, 7/1/17	1,000	1,079
5.00%, 7/1/20	1,000	1,061
Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (FGIC Insured), Prerefunded, 6.25%, 7/1/10	1,000	1,084
Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (MBIA Insured), 5.00%, 7/1/28	1,300	1,341
5.00%, 7/1/29	400	412
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (FGIC Insured), 5.50%, 7/1/17	3,500	3,785
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (MBIA Insured), 5.00%, 7/1/29	1,000	1,037
TAX-EXEMPT FIXED INCOME FUNDS      1      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 97.0% – CONTINUED
Arizona - 89.7% – (continued)
Phoenix G.O. Limited Refunding Bonds, Series A, 4.50%, 7/1/15	$1,500	$1,522
Phoenix G.O. Limited Refunding Bonds, Series B, 4.50%, 7/1/20	1,100	1,109
Phoenix G.O. Unlimited Bonds, 4.50%, 7/1/22	1,000	1,006
Phoenix G.O. Unlimited Bonds, Series B, Various Purpose, 5.38%, 7/1/20	1,000	1,076
Pima County G.O. Unlimited Bonds (FSA Insured), 4.00%, 7/1/14	750	761
Pima County Unified School District No. 6 Marana G.O. Unlimited Refunding Bonds (FGIC Insured), 5.40%, 7/1/14	1,300	1,378
Pima County Unified School District No. 12 Sunnyside G.O. Unlimited Bonds (FGIC Insured), Prerefunded, 5.75%, 7/1/09	2,000	2,080
Pinal County Elementary School District No. 4 Casa Grande Elementary G.O. Unlimited Bonds, Series C, School Improvement Project of 2005 (FSA Insured), 4.00%, 7/1/10	435	444
4.00%, 7/1/11	500	513
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Bonds (FSA Insured), 5.00%, 7/1/22	1,000	1,100
Salt River Project Agricultural Improvement & Power District Electrical Systems Revenue Refunding Bonds, Series C, 4.90%, 1/1/08	470	470
Salt Verde Financial Corp. Gas Revenue Bonds, 5.00%, 12/1/37	2,000	1,871
Scottsdale Municipal Property Corp. Excise TRB, Prerefunded, 5.00%, 7/1/16	1,000	1,102
Scottsdale Preservation Authority Excise TRB (FGIC Insured), Prerefunded, 6.00%, 7/1/08	370	379
Tucson Water Revenue Bonds, Series 2005-B (FSA Insured), 5.00%, 7/1/25	1,590	1,684
Yuma County Library District G.O. Unlimited Bonds (XLCA Insured), 5.00%, 7/1/23	1,000	1,061
5.00%, 7/1/28	1,945	2,033
Yuma Municipal Property Corp. Revenue Bonds, Series D (XLCA Insured), 5.00%, 7/1/23	1,000	1,034
Yuma Municipal Property Corp. Utilities System Revenue Bonds, Senior Lien (XLCA Insured), 5.00%, 7/1/23	2,500	2,629

		59,035

Puerto Rico - 7.3%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Refunding Bonds, Series CC (FSA Insured), (1) 5.25%, 7/1/33	1,250	1,379
Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation Bonds, Series A, Escrowed to Maturity, 5.50%, 10/1/20	2,500	2,643
5.50%, 10/1/40	500	528
Puerto Rico Commonwealth Public Improvement Refunding G.O. Unlimited Bonds, Series A, Prerefunded, 5.25%, 7/1/16	200	224

		4,774

Total Municipal Bonds

(Cost $62,010)		63,809
NORTHERN FUNDS QUARTERLY REPORT      2      TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS	DECEMBER 31, 2007 (UNAUDITED)
     ARIZONA TAX-EXEMPT FUND

	NUMBER	VALUE
	OF SHARES	(000S)
INVESTMENT COMPANIES - 3.1%
AIM Tax-Free Cash Reserve Portfolio	2,053,492	$2,053
Dreyfus Tax-Exempt Cash Management Fund	2,602	3

Total Investment Companies

(Cost $2,056)		2,056

Total Investments - 100.1%

(Cost $64,066)		65,865
Liabilities less Other Assets – (0.1)%		(92)

NET ASSETS - 100.0%		$65,773

(1)	When-Issued Security
Percentages shown are based on Net Assets.
At December 31, 2007, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	6.0%
General	9.1
General Obligation	20.8
Higher Education	8.0
School District	16.5
Transportation	5.4
Utilities	8.7
Water	9.9
All other sectors less than 5%	15.6

Total	100.0%
Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$64,066

Gross tax appreciation of investments	$1,934
Gross tax depreciation of investments	(135)

Net tax appreciation of investments	$1,799

TAX-EXEMPT FIXED INCOME FUNDS      3      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)
With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.
Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:
AMBAC — American Municipal Bond Assurance Corporation
COP — Certificate of Participation
FGIC — Financial Guaranty Insurance Corporation
FSA — Financial Security Assurance
G.O.— General Obligation
IDA — Industrial Development Authority
MBIA — Municipal Bond Insurance Association
TRB — Tax Revenue Bonds
VRDB — Variable Rate Demand Bonds
XLCA — XL Capital Assurance
NORTHERN FUNDS QUARTERLY REPORT      4      TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
     SCHEDULE OF INVESTMENTS
     CALIFORNIA INTERMEDIATE TAX - EXEMPT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 85.4%
California - 81.8%
Anaheim Redevelopment Agency Tax Allocation Refunding Bonds, Series A, Merged Redevelopment Project (FSA Insured), 5.00%, 2/1/31	$500	$512
Antelope Valley Community College District G.O. Unlimited Bonds, Series B, Election 2004 (MBIA Insured), 5.25%, 8/1/39	1,000	1,070
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (FGIC Insured), 5.00%, 8/1/17	2,430	2,622
California Educational Facilities Authority Revenue Bonds, Loyola Marymount University (MBIA Insured), 0.00%, 10/1/19	1,300	771
California Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center, 5.00%, 11/15/13	1,000	1,049
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	1,000	1,019
California State Department of Water Resources Power Supply Revenue Bonds, Series A (AMBAC Insured), 5.50%, 5/1/13	1,500	1,643
5.50%, 5/1/15	600	655
California State Department of Water Resources Power Supply Revenue Bonds, Series A, Prerefunded, 5.38%, 5/1/12	1,745	1,913
California State G.O. Unlimited Bonds, 5.00%, 2/1/20	710	733
5.25%, 2/1/25	1,500	1,566
California State G.O. Unlimited Bonds (FGIC Insured), 4.75%, 2/1/19	85	87
California State G.O. Unlimited Bonds (FGIC Insured), Prerefunded, 4.75%, 2/1/09	915	941
California State G.O. Unlimited Refunding Bonds, 5.00%, 6/1/15	1,700	1,841
5.00%, 12/1/16	3,000	3,261
5.00%, 9/1/20	2,055	2,155
5.00%, 3/1/21	1,500	1,556
5.00%, 8/1/22	920	952
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Department of Corrections State Prisons (AMBAC Insured), 5.25%, 12/1/13	1,350	1,449
California State Public Works Board Lease Revenue Refunding Bonds, Series F, Department of Corrections & Rehabilitation (FGIC Insured), 5.00%, 11/1/22	1,280	1,331
5.00%, 11/1/24	1,695	1,741
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation, 5.00%, 6/1/19	2,000	2,093
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Trustees California State University, 5.25%, 10/1/14	3,545	3,630
California State Various Purpose G.O. Unlimited Bonds, 5.25%, 11/1/16	1,450	1,578
5.00%, 12/1/21	2,000	2,089
5.25%, 11/1/24	1,000	1,048
4.75%, 3/1/34	1,000	972
California Statewide Communities Development Authority Revenue COP, John Muir/Mount Diablo Health System (MBIA Insured), 5.50%, 8/15/12	4,030	4,242
California Statewide Communities Development Authority Student Housing Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured), 5.00%, 8/1/12	1,775	1,744
TAX-EXEMPT FIXED INCOME FUNDS      1      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 85.4% – CONTINUED
California - 81.8% – (continued)
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election 2006 (MBIA Insured), 5.25%, 8/1/32	$1,500	$1,609
Contra Costa County Home Mortgage Revenue Bonds, GNMA Mortgage Backed Securities Program (Colld. by GNMA), Escrowed to Maturity, 7.50%, 5/1/14	1,000	1,230
Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C (FSA Insured), 0.00%, 8/1/26	3,000	1,149
Duarte Redevelopment Agency SFM Revenue Refunding Bonds, Series B, Mortgage Backed Securities Program (Colld. by FNMA), Escrowed to Maturity, 6.88%, 10/1/11	950	1,073
East Bay Regional Park District G.O. Unlimited Refunding Bonds, 5.00%, 9/1/17	250	253
Fairfield City COP, Series A (XCLA Insured), 5.00%, 4/1/19	2,000	2,112
Fremont-Newark Community College District G.O. Unlimited Bonds, Series A (MBIA Insured), 5.38%, 8/1/18	1,350	1,447
5.38%, 8/1/19	625	670
Glendale Unified School District G.O. Bonds, Series D (MBIA Insured), 5.38%, 9/1/18	1,000	1,064
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (AMBAC Insured), 5.00%, 6/1/21	1,000	1,027
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, Escrowed to Maturity, 5.00%, 6/1/10	2,000	2,082
Long Beach Bond Finance Authority Natural Gas Purpose Revenue Bonds, Series A, 5.25%, 11/15/20	2,500	2,549
Los Angeles Community College District G.O. Unlimited Bonds, Series E, 2003 Election (FSA Insured), 5.00%, 8/1/17	300	329
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding Bonds, Proposition C-2nd Series, Series A (FSA Insured), 4.50%, 7/1/26	1,000	1,002
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured), 4.75%, 7/1/15	1,250	1,285
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured), Prerefunded, 4.75%, 7/1/09	850	880
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-1 (FSA Insured), 5.00%, 7/1/35	1,000	1,039
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-2 (AMBAC Insured), 5.00%, 7/1/26	1,000	1,054
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (MBIA Insured), 5.00%, 7/1/29	1,300	1,344
Los Angeles Unified School District G.O. Unlimited Bonds, Election of 1997, Series F (FGIC Insured), Prerefunded, 5.00%, 7/1/13	545	592
Lucia Mar Unified School District G.O. Unlimited Refunding Bonds (FGIC Insured), 5.25%, 8/1/22	1,300	1,452
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A, Prerefunded, 5.50%, 7/1/09	1,350	1,413
Modesto Wastewater Revenue Refunding Bonds, Series A (FSA Insured), 5.25%, 11/1/18	1,000	1,095
NORTHERN FUNDS QUARTERLY REPORT      2     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
     SCHEDULE OF INVESTMENTS
     CALIFORNIA INTERMEDIATE TAX - EXEMPT FUND(continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS – 85.4% – CONTINUED
California – 81.8% – (continued)
Newark Unified School District Capital Appreciation G.O. Unlimited Bonds, Series D, Election of 1997 (FSA Insured), 0.00%, 8/1/24	$2,430	$1,108
Orange County Water District COP, Series B (MBIA Insured), Prerefunded, 5.38%, 8/15/13	1,000	1,107
Palm Springs Unified School District G.O. Unlimited, Series A, 2004 Election (FSA Insured), 4.75%, 8/1/33	2,400	2,426
Palomar Community College District G.O. Unlimited Bonds, Series A, Election of 2006 (FSA Insured), 4.50%, 5/1/25	1,500	1,508
Poway Unified School District Public Financing Authority Special TRB (AMBAC Insured), 5.00%, 9/15/31	1,000	1,037
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (MBIA Insured), 5.25%, 8/1/27	455	485
Sacramento County COP, Animal Healthcare/Youth Detention (AMBAC Insured), 5.00%, 10/1/26	1,490	1,541
Sacramento County Sanitation District Financing Authority Revenue Bonds, Series A, 5.60%, 12/1/16	915	917
San Diego Unified School District G.O. Unlimited Refunding Bonds, Election 1998, Series C-2 (FSA Insured), 5.50%, 7/1/19	1,220	1,408
San Francisco City & County Airport Commission International Airport Revenue Refunding Bonds, Second Series Issue 20 (MBIA Insured), 4.75%, 5/1/15	500	507
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series — Issue 32F (FGIC Insured), 5.00%, 5/1/15	775	845
San Francisco City & County G.O. Unlimited Bonds, Series A, Educational Facilities Community College Project, Prerefunded, 5.75%, 6/15/08	700	723
San Gabriel Unified School District G.O. Unlimited Bonds, Series A (FSA Insured), 5.38%, 8/1/18	180	194
San Joaquin County COP, County Administration Building (MBIA Insured), 4.75%, 11/15/33	1,000	978
San Jose Airport Revenue Bonds, Series A (FGIC Insured), 5.25%, 3/1/16	1,000	1,053
San Juan Unified School District G.O. Unlimited Bonds, Election of 2002 (FGIC Insured), 5.00%, 8/1/25	925	968
San Marcos PFA Capital Appreciation Custom Receipts Revenue Bonds, Escrowed to Maturity, 0.00%, 7/1/11	1,000	892
San Mateo County Community College District G.O. Unlimited Bonds, Series A, Election of 2001 (FGIC Insured), 5.00%, 9/1/21	1,000	1,059
San Mateo County Transit District Revenue Bonds, Series A (MBIA Insured), Prerefunded, 5.00%, 6/1/10	575	597
Southern California Public Power Authority Capital Appreciation Subordinate Revenue Refunding Bonds, Southtran Transmission Project, 0.00%, 7/1/14	1,000	774
Southern California Public Power Authority Power Project Revenue Bonds, 6.75%, 7/1/12	2,100	2,375
Southern California Public Power Authority Revenue Bonds, Series A, Natural Gas Project No. 1, 5.25%, 11/1/25	1,805	1,841
University of California Revenue Bonds, Series A, Limited Project (MBIA Insured), 4.75%, 5/15/26	1,900	1,932
TAX-EXEMPT FIXED INCOME FUNDS      3     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 85.4% – CONTINUED
California - 81.8% – (continued)
University of California Revenue Bonds, Series B, Limited Project, 4.75%, 5/15/38	$1,750	$1,764
University of California Revenue Bonds, Series C (MBIA Insured), 4.75%, 5/15/31	2,000	2,017
University of California Revenue Bonds, Series D (FGIC Insured), 5.00%, 5/15/22	1,000	1,057
University of California Revenue Bonds, Series F (FSA Insured), 4.75%, 5/15/24	1,080	1,109
Washington Township Healthcare District Revenue Bonds, 5.00%, 7/1/09	250	255

		106,490

Puerto Rico - 3.2%
Puerto Rico Commonwealth Public Improvement Refunding G.O. Unlimited Bonds, Series A (FGIC Insured), 5.50%, 7/1/22	1,000	1,101
Puerto Rico Commonwealth Public Improvement Refunding G.O. Unlimited Bonds, Series A, Prerefunded, 5.25%, 7/1/16	2,700	3,026

		4,127

Virgin Islands - 0.4%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note, 5.63%, 10/1/10	540	554

Total Municipal Bonds

(Cost $109,177)		111,171

SHORT-TERM INVESTMENTS - 13.7%
Bay Area Toll & Bridge Toll Authority Revenue VRDB, San Fransisco Bay Area G-3 (AMBAC Insured), 3.45%, 1/3/08	900	900
California Health Facilities Financing Authority Revenue VRDB, Series J, Health Facilities-Catholic (Bank of America N.A. LOC), 3.35%, 1/2/08	100	100
California State Department of Water Resources Power Supply Revenue VRDB, Series B-1 (Bank Of New York LOC), 3.53%, 1/2/08	200	200
California State Department of Water Resources Power Supply Revenue VRDB, Series B-2 (BNP Paribas LOC), 3.54%, 1/2/08	600	600
California State Department of Water Resources Power Supply Revenue VRDB, Subseries F-4 (Bank Of America N.A. LOC), 3.53%, 1/2/08	300	300
California State Department of Water Resources Power Supply Revenue VRDB, Subseries G-1 (Bank of Nova Scotia LOC), 3.32%, 1/3/08	1,800	1,800
California State G.O. Unlimited VRDB Bonds, Series A, Subseries A-3 (Bank Of America N.A. LOC), 3.33%, 1/2/08	100	100
California State G.O. Unlimited VRDB, Kindergarten University Public, Series A-9 (Citibank LOC), 3.31%, 1/3/08	1,400	1,400
California State G.O. Unlimited VRDB, Series B-4 (BNP Paribas LOC), 3.28%, 1/2/08	5,400	5,400
California State G.O. Unlimited VRDB, Series B - Subseries B-6 (KBC Bank N.V. LOC), 3.45%, 1/2/08	200	200
California Statewide Communities Development Authority Revenue VRDB, Series L, 3.41%, 1/2/08	2,000	2,000
Los Angeles Convention & Exhibit Center Authority Lease Revenue Refunding VRDB, Series D (AMBAC Insured), 3.28%, 1/2/08	200	200
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-1, 3.31%, 1/3/08	1,200	1,200
NORTHERN FUNDS QUARTERLY REPORT      4     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
     SCHEDULE OF INVESTMENTS
     CALIFORNIA INTERMEDIATE TAX - EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 13.7% – CONTINUED
Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series B, 3.28%, 1/3/08	$200	$200
Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series B-2, 3.47%, 1/2/08	355	355
Orange County Water District Ajustable COP, Series A, 3.33%, 1/2/08	2,100	2,100
Oxnard Financing Authority Lease Revenue VRDB, Civic Center Phase 2 Project (AMBAC Insured), 3.32%, 1/3/08	500	500
San Francisco City & County Redevelopment Agency Multifamily Revenue VRDB, Series A, Bayside Village Project (Bank One Arizona N.A. LOC), 3.33%, 1/2/08	200	200
San Francisco City & County Redevelopment Agency Multifamily Revenue VRDB, Series B, Housing - Bayside Village Project (Bank One Arizona N.A. LOC), 3.33%, 1/2/08	100	100

Total Short-Term Investments

(Cost $17,855)		17,855

Total Investments - 99.1%

(Cost $127,032)		129,026
Other Assets less Liabilities - 0.9%		1,197

NET ASSETS - 100.0%		$130,223
Percentages shown are based on Net Assets.
At December 31, 2007, the industry sectors for the California Intermediate Tax- Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	5.5%
General	5.2
General Obligation	27.4
Higher Education	12.5
Power	11.0
School District	8.7
Utilities	6.2
Water	6.6
All other sectors less than 5%	16.9

Total	100.0%
Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$127,032

Gross tax appreciation of investments	$2,465
Gross tax depreciation of investments	(471)

Net tax appreciation of investments	$1,994

TAX-EXEMPT FIXED INCOME FUNDS      5      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)
With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.
Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:
ACA — American Capital Access
AMBAC — American Municipal Bond Assurance Corporation
Colld. — Collateralized
COP — Certificate of Participation
FGIC — Financial Guaranty Insurance Corporation
FNMA — Fannie Mae
FSA — Financial Security Assurance
GNMA — Government National Mortgage Association
G.O. — General Obligation
Gtd. — Guaranteed
LOC — Letter of Credit
MBIA — Municipal Bond Insurance Association
PFA — Public Finance Authority
SFM — Single Family Mortgage
TRB — Tax Revenue Bonds
VRDB — Variable Rate Demand Bonds
NORTHERN FUNDS QUARTERLY REPORT      6     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA TAX-EXEMPT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 99.2%
California - 92.2%
Alameda County Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A (FSA Insured), 0.00%, 8/1/29	$2,000	$699
Alameda County Water District Revenue Refunding Bonds (MBIA Insured), 4.75%, 6/1/20	2,000	2,029
Anaheim PFA Revenue Bonds, Electric System Distributing Facilities (MBIA Insured), Prerefunded, 5.00%, 10/1/08	2,000	2,050
Anaheim PFA Tax Allocation Revenue Bonds, Series A, Redevelopment Project (MBIA Insured), 5.25%, 2/1/18	250	255
Anaheim Redevelopment Agency Tax Allocation Refunding Bonds, Series A, Merged Redevelopment Project (FSA Insured), 5.00%, 2/1/31	1,000	1,023
Anaheim Union High School District Capital Appreciation G.O. Unlimited Bonds, Election 2002 (MBIA Insured), 0.00%, 8/1/28	575	208
Antelope Valley Community College District Capital Appreciation G.O. Unlimited Bond, Series C, Election 2004 (MBIA Insured) 0.00%, 8/1/29	6,000	1,901
Arcadia Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A, Election 2006 (FSA Insured), 0.00%, 8/1/25	2,710	1,092
Aztec Shops Ltd. Auxiliary Organization Student Housing Revenue Bonds, San Diego State University, 6.00%, 9/1/31	2,000	2,027
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (FGIC Insured), 5.00%, 8/1/17	5,000	5,396
California Educational Facilities Authority Capital Appreciation Revenue Bonds, Loyola Marymount (MBIA Insured), Prerefunded, 0.00%, 10/1/09	4,435	1,270
0.00%, 10/1/09	3,435	864
California Educational Facilities Authority Revenue Bonds, Loyola Marymount University (MBIA Insured), 0.00%, 10/1/19	725	430
California Educational Facilities Authority Revenue Bonds, University of the Pacific, 5.00%, 11/1/30	1,500	1,510
California Health Facilities Finance Authority Revenue Bonds, Series A, Cedars-Sinai Medical Center, Prerefunded, 6.13%, 12/1/09	3,350	3,573
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Bay Area Toll Bridges - First Lien (AMBAC Insured), Prerefunded, 5.13%, 7/1/26	1,000	1,125
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	250	255
California State Department of Water Resources Power Supply Revenue Bonds, Series A, (AMBAC Insured), 5.50%, 5/1/15	1,000	1,091
California State G.O. Unlimited Bonds, 5.00%, 2/1/20	840	867
5.13%, 6/1/24	25	26
5.25%, 2/1/25	1,500	1,565
California State G.O. Unlimited Bonds, Prerefunded, 5.13%, 6/1/11	1,975	2,104
California State G.O. Unlimited Refunding Bonds, 5.00%, 6/1/15	1,500	1,625
5.00%, 12/1/16	2,000	2,174
4.38%, 10/1/17	1,390	1,399
4.00%, 12/1/18	2,650	2,618
5.00%, 9/1/20	650	682
5.00%, 3/1/21	1,000	1,037
5.00%, 8/1/22	500	517
California State G.O. Unlimited Refunding Bonds (FGIC Insured), 4.00%, 11/1/18	1,400	1,402
4.75%, 2/1/29	1,000	1,002

TAX-EXEMPT FIXED INCOME FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 99.2% – CONTINUED
California - 92.2% – (continued)
California State G.O. Unlimited Refunding Bonds (MBIA Insured), 4.25%, 8/1/33	$1,000	$926
California State Public Works Board Lease Revenue Bonds, Series F, Department of Corrections & Rehabilitation, 5.00%, 11/1/23	1,610	1,663
California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Project (AMBAC Insured), 5.63%, 3/1/16	1,000	1,004
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation, 5.00%, 6/1/19	500	523
California State University Foundation Revenue Bonds, Series A, Sacramento Auxiliary (MBIA Insured), Prerefunded, 5.50%, 10/1/12	500	550
5.50%, 10/1/12	500	550
California State Various Purpose G.O. Unlimited Bonds, 4.75%, 3/1/34	1,000	972
California Statewide Communities Development Authority Student Housing Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured), 5.63%, 8/1/34	1,000	912
Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C (FSA Insured), 0.00%, 8/1/26	4,155	1,591
Dry Creek Joint Elementary School District Capital Appreciation G.O. Unlimited Bonds, Series A (FSA Insured), 0.00%, 8/1/09	400	380
East Bay Municipal Utilities District Water System Revenue Bonds (MBIA Insured), Prerefunded, 5.00%, 6/1/11	500	531
East Bay Regional Park District G.O. Unlimited Refunding Bonds, 5.00%, 9/1/17	2,250	2,278
Escondido Union School District G.O. Unlimited Refunding Bonds, Series B (FGIC Insured), 4.50%, 8/1/25	1,000	1,002
Fairfield City COP, Series A (XCLA Insured), 5.00%, 4/1/19	2,370	2,503
Folsom G.O. Unlimited Bonds, Series D, School Facilities Project (FGIC Insured), 5.70%, 8/1/13	200	204
Fremont-Newark Community College District G.O. Unlimited Bonds, Series A (MBIA Insured), 5.38%, 8/1/19	750	804
Glendale Unified School District G.O. Bonds, Series D (MBIA Insured), 5.38%, 9/1/18	665	708
Golden State Tobacco Securitization Corp. Revenue Bonds, Series B, Enhanced Asset Backed, Prerefunded, 5.38%, 6/1/10	2,220	2,330
5.63%, 6/1/13	2,000	2,213
Huntington Beach Unified High School District G.O. Unlimited Bonds, Election 2004 (FSA Insured), 5.00%, 8/1/29	1,155	1,198
Imperial Irrigation District COP, Electric Systems Project (MBIA Insured), 5.20%, 11/1/09	170	174
Lemoore Union High School District G.O. Unlimited Bonds (AMBAC Insured), 6.00%, 1/1/12	200	220
Long Beach Bond Finance Authority Natural Gas Purpose Revenue Bonds, Series A, 5.50%, 11/15/28	1,000	1,011
5.50%, 11/15/30	2,500	2,516
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding Bonds, Series A, Proposition C-2nd Senior (FSA Insured), 4.50%, 7/1/30	1,000	990

NORTHERN FUNDS QUARTERLY REPORT     2     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA TAX-EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 99.2% – CONTINUED
California - 92.2% – (continued)
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured), 4.75%, 7/1/15	$1,750	$1,800
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured), Prerefunded, 4.75%, 7/1/09	1,150	1,191
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-2 (AMBAC Insured), 5.00%, 7/1/23	930	991
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (MBIA Insured), 5.00%, 7/1/29	1,500	1,551
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity, 7.60%, 10/1/18	35	43
Lucia Mar Unified School District G.O. Unlimited Refunding Bonds (FGIC Insured), 5.25%, 8/1/22	700	782
Modesto Irrigation District Refunding COP, Series B, Capital Improvements Projects, 5.30%, 7/1/22	1,585	1,601
Monterey Regional Water Pollution Control Agency Wastewater Revenue Bonds (AMBAC Insured), 5.00%, 6/1/24	1,025	1,081
Natomas Unified School District G.O. Unlimited Bonds, Series B, Election 2002 (FGIC Insured), 5.00%, 9/1/27	1,000	1,038
New Haven Unified School District G.O. Unlimited Refunding Bonds (FSA Insured), 5.75%, 8/1/20	320	350
Palomar Community College District G.O. Unlimited Bonds, Series A, Election of 2006 (FSA Insured), 4.50%, 5/1/25	1,250	1,257
Paramount Unified School District G.O. Unlimited, Election 2006 (FSA Insured), 5.25%, 8/1/22	1,000	1,097
Perris Unified High School District Capital Appreciation G.O. Unlimited Bonds, Series B (FGIC Insured), 0.00%, 9/1/26	1,000	407
Poway Unified School District Public Financing Authority Special TRB (AMBAC Insured), 5.00%, 9/15/31	1,000	1,036
Rio Hondo Community College District G.O. Unlimited Bonds, Series A, School Facilities Construction & Improvement (MBIA Insured), Prerefunded, 5.25%, 8/1/14	2,000	2,222
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (MBIA Insured), 5.25%, 8/1/27	850	906
Sacramento County Sanitation District Financing Authority Revenue Bonds, Series A, 5.60%, 12/1/16	305	306
San Diego Unified School District G.O. Unlimited Refunding Bonds, Election 1998, Series C-2 (FSA Insured), 5.50%, 7/1/19	1,000	1,154
San Francisco City & County Airport Commission International Airport Revenue Refunding Bonds, Second Series Issue 20 (MBIA Insured), 4.75%, 5/1/15	1,000	1,014
San Francisco City & County G.O. Unlimited Bonds, Series A, Educational Facilities Community College Project, Prerefunded, 5.75%, 6/15/08	1,200	1,239
San Francisco State Building Authority Lease Revenue Bonds, Series A, Department of General Services, 5.00%, 10/1/13	4,250	4,471
San Gabriel Unified School District G.O. Unlimited Bonds, Series A (FSA Insured), 5.38%, 8/1/20	225	242
5.38%, 8/1/19	200	215

TAX-EXEMPT FIXED INCOME FUNDS     3     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 99.2% – CONTINUED
California - 92.2% – (continued)
San Joaquin County COP, County Administration Building (MBIA Insured), 4.75%, 11/15/33	$1,000	$978
San Jose Airport Revenue Bonds, Series A (FGIC Insured), 5.25%, 3/1/16	440	463
San Jose G.O. Unlimited Bonds, Libraries & Public Safety Project, 4.25%, 9/1/23	770	766
San Jose Unified School District Santa Clara County G.O. Unlimited Bonds, Series A (FSA Insured), 5.38%, 8/1/19	500	536
San Juan Unified School District G.O. Unlimited Bonds, Election of 2002 (FGIC Insured), 5.00%, 8/1/25	1,000	1,047
San Mateo County Transit District Revenue Bonds, Series A (MBIA Insured), Prerefunded, 4.50%, 6/1/10	1,000	1,028
5.00%, 6/1/10	500	519
Santa Margarita-Dana Point Authority Revenue Bonds, Series B, California Improvements Districts 3, 3a, 4, & 4a (MBIA Insured), 7.25%, 8/1/09	1,150	1,222
Santa Rosa Wastewater Revenue Refunding Bonds, Series A (FGIC Insured), 5.25%, 9/1/16	35	37
Southern California Public Power Authority Revenue Bonds, Series A, Natural Gas Project No.1, 5.25%, 11/1/25	1,000	1,020
5.00%, 11/1/33	1,000	974
Torrance Hospital Revenue Bonds, Series A, Torrance Memorial Medical Center, 6.00%, 6/1/22	500	531
University of California Revenue Bonds, Series A, Limited Project (MBIA Insured), 4.75%, 5/15/26	1,000	1,017
University of California Revenue Bonds, Series B, Limited Project, 4.75%, 5/15/38	2,525	2,546
University of California Revenue Bonds, Series C (MBIA Insured), 4.75%, 5/15/31	1,000	1,009
University of California Revenue Bonds, Series J (FSA Insured), 4.50%, 5/15/26	2,505	2,510
Vista Unified School District G.O. Unlimited Bonds, Series A (FSA Insured), 5.38%, 8/1/16	100	108
5.38%, 8/1/17	190	205
Walnut Valley Unified School District G.O. Refunding Bonds, Series A (MBIA Insured), 7.20%, 2/1/16	1,000	1,159
Washington Township Healthcare District Revenue Bonds, 5.00%, 7/1/09	405	413
5.00%, 7/1/11	500	513
5.00%, 7/1/12	1,270	1,300
West Kern Community College District Capital Appreciation G.O. Bonds, Series B, Election 2004 (XLCA Insured), 0.00%, 11/1/21	1,280	659

		118,123

Puerto Rico - 6.4%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, Series B (MBIA Insured), Prerefunded, 5.75%, 7/1/10	1,600	1,714
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Refunding Bonds, Series CC (FSA Insured), (1) 5.25%, 7/1/33	750	828
Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation Bonds, Series A, Escrowed to Maturity, 5.50%, 10/1/40	4,000	4,219

NORTHERN FUNDS QUARTERLY REPORT     4     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA TAX-EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 99.2% – CONTINUED
Puerto Rico - 6.4% – (continued)
Puerto Rico Commonwealth Public Improvement Refunding G.O. Unlimited Bonds, Series A, Prerefunded, 5.25%, 7/1/16	$1,265	$1,418

		8,179

Virgin Islands - 0.6%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note, 5.63%, 10/1/10	810	831

Total Municipal Bonds

(Cost $ 123,377)		127,133

SHORT — TERM INVESTMENT- 0.2%
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-1, 3.31%, 1/3/08	200	200

Total Short-Term Investment

(Cost $ 200)		200

Total Investments - 99.4%

(Cost $ 123,577)		127,333
Other Assets less Liabilities - 0.6%		806

NET ASSETS - 100.0%		$128,139

(1)	When-Issued Security
Percentages shown are based on Net Assets.
At December 31, 2007, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	5.6%
General	5.8
General Obligation	21.4
Higher Education	15.5
Medical	5.0
Power	6.2
School District	11.6
Transportation	6.4
All other sectors less than 5%	22.5

Total	100.0%
Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$123,577

Gross tax appreciation of investments	$4,337
Gross tax depreciation of investments	(581)

Net tax appreciation of investments	$3,756

TAX-EXEMPT FIXED INCOME FUNDS     5     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNLIMITED)
With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.
Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:
ACA — American Capital Access
AMBAC — American Municipal Bond Assurance Corporation
COP — Certificate of Participation
FGIC — Financial Guaranty Insurance Corporation
FSA — Financial Security Assurance
G.O. — General Obligation
MBIA — Municipal Bond Insurance Association
PFA — Public Finance Authority
TRB — Tax Revenue Bonds
VRDB- Variable Rate Demand Bonds
XLCA — XL Capital Assurance

NORTHERN FUNDS QUARTERLY REPORT     6     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.2%
Alabama - 0.5%
Butler Industrial Development Board Solid Waste Disposal Revenue Refunding Bonds (AMT), Georgia-Pacific Corp. Project, 5.75%, 9/1/28	$1,000	$877
Camden Industrial Development Board Revenue Refunding Bonds, Series A, Weyerhaeuser Company, 6.13%, 12/1/24	1,000	1,070

		1,947

Alaska - 0.4%
Alaska Industrial Development & Export Authority Revenue Bonds, Boys & Girls Home, 5.88%, 12/1/27	1,500	1,422

Arizona - 4.2%
Arizona Health Facilities Authority Health Care Facilities Revenue Bonds, Beatitudes Campus Project, 5.20%, 10/1/37	2,000	1,639
Arizona Health Facilities Authority Hospital System Revenue Bonds, John C. Lincoln Health Network, Prerefunded, 6.88%, 12/1/10	1,000	1,121
Coconino County PCR Bonds, Series A (AMT), Tucson Electric Power Co., 7.13%, 10/1/32	1,000	1,010
Flagstaff IDA Revenue Refunding Bonds, Northern Arizona Senior Living Community Project, 5.70%, 7/1/42	4,445	3,882
Glendale IDA Revenue Refunding Bonds, Midwestern University, 5.00%, 5/15/31	2,000	2,018
Navajo County IDA Revenue Bonds (AMT), Stone Container Corp. Project, 7.40%, 4/1/26	2,300	2,302
Peoria IDA Revenue Refunding Bonds, Series A, Sierra Winds Life, 6.25%, 8/15/20	500	506
Pima County IDA Revenue Bonds, Series A, American Charter Scholarship Foundation, 5.63%, 7/1/38	2,440	2,262
Yavapai County IDA Hospital Facilities Revenue Bonds, Series A, Yavapai Regional Medical Center, 6.00%, 8/1/33	500	505

		15,245

Arkansas - 1.2%
Independence County PCR Refunding Bonds, Entergy Ark, Inc. Project, 5.00%, 1/1/21	3,770	3,735
Little Rock Hotel & Restaurant Gross Receipts Refunding TRB, 7.38%, 8/1/15	500	578

		4,313

California - 5.8%
California Educational Facilities Authority Revenue Bonds, Dominican University, 5.00%, 12/1/25	890	818
5.00%, 12/1/36	2,000	1,732
California State Department of Water Resources Power Supply Revenue Bonds, Series A, 6.00%, 5/1/14	500	555
California State Public Works Board Lease Revenue Bonds, Series C, Department of Corrections, 5.50%, 6/1/15	1,000	1,094
California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University, 5.50%, 11/1/38	2,000	1,898
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed, 5.00%, 6/1/45	2,000	1,897
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A-5, Asset Backed, Prerefunded, 7.88%, 6/1/13	500	605
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A1, Asset Backed, 5.75%, 6/1/47	3,000	2,798

TAX-EXEMPT FIXED INCOME FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 99.2% – CONTINUED
California - 5.8% – (continued)
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, Prerefunded, 5.50%, 6/1/13	$1,000	$1,100
Irvine Unified School District Financing Authority Special Tax Bonds, Series A, 5.13%, 9/1/36	2,000	1,805
Laguna Beach Unified School District G.O. Bonds, Election of 2001 (FSA Insured), 5.00%, 8/1/28	1,000	1,039
Northstar Community Services District No. 1 Special Tax Bonds, 5.55%, 9/1/36	1,400	1,330
Northstar Community Services District Special Tax Bonds, 5.00%, 9/1/37	3,000	2,543
Tobacco Securitization Authority of Southern California Tobacco Settlement Asset Backed Bonds, San Diego County Tobacco Asset Securitization Corp., Series A1-Senior, 5.00%, 6/1/37	2,000	1,686

		20,900

Colorado - 2.6%
Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded, 6.50%, 11/15/11	500	562
Copperleaf Metropolitan District No. 2 G.O. Limited Bonds, 5.85%, 12/1/26	2,000	1,712
5.95%, 12/1/36	2,000	1,664
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Primary Improvements Revenue Bonds, Series A, 5.40%, 12/15/31	2,700	2,339
Stone Ridge Metropolitan District No. 2 G.O. Limited Bonds, 7.25%, 12/1/31	3,500	3,336

		9,613

Connecticut - 0.3%
Connecticut State Development Authority PCR Refunding Bonds, Series B (AMT), Connecticut Light & Power, 5.95%, 9/1/28
	1,000	1,024

District of Columbia - 0.1%
District of Columbia Revenue Bonds, Methodist Home of the District of Columbia Issue, 6.00%, 1/1/20	400	397

Florida - 10.4%
Belmont Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.13%, 11/1/14	2,000	1,800
Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project, 7.50%, 11/1/20	3,430	3,636
Capital Projects Finance Authority Continuing Care Retirement Community Revenue Bonds, Series A, The Glenridge on Palmer Ranch Project, Prerefunded, 8.00%, 6/1/12	750	894
Capital Trust Agency Revenue Bonds (AMT), Fort Lauderdale Project, Cargo Aquisition Companies Obligated Group, 5.75%, 1/1/32	525	511
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C, 7.05%, 5/1/15	400	401
Gateway Services Community Development District Special Assessment Bonds, Series B, Sun City Center - Fort Meyers Project, 5.50%, 5/1/10	320	310
Halifax Hospital Medical Center Refunding & Improvement Revenue Bonds, SeriesA, 5.38%, 6/1/46	2,000	1,893
Highlands County Health Facilities Authority Revenue Bonds, Series A, Adventist Health System/Sunbelt, Prerefunded, 6.00%, 11/15/11	1,250	1,380

NORTHERN FUNDS QUARTERLY REPORT     2     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 99.2% – CONTINUED
Florida - 10.4% – (continued)
Islands at Doral III Community District Special Assessment Bonds, Series 2004-A, 5.90%, 5/1/35	$975	$774
Jacksonville Econonomic Development Commission Common Health Care Facilities Revenue Refunding Bonds, Series A, Florida Proton Therapy Institution, 6.00%, 9/1/17	3,250	3,233
Lee County IDA IDR Bonds, Series A, Lee County Community Charter Foundation, 5.25%, 6/15/27	2,000	1,818
5.38%, 6/15/37	3,000	2,660
Midtown Miami Community Development District Special Assessment Bonds, Series A, 6.25%, 5/1/37	1,000	933
Old Palm Community Development District Special Assessment Bonds, Series B, Palm Beach Gardens, 5.38%, 5/1/14	895	794
Orange County Health Facilities Authority Revenue Bonds, Series B, Orlando Regional Healthcare, 5.13%, 11/15/39	1,000	982
Palm Glades Community Development District Special Assessment Bonds, Series B, 4.85%, 8/1/11	1,500	1,401
Poinciana Community Development District Special Assessment Bonds, Series A, 7.13%, 5/1/31	400	413
Reunion East Community Development District Special Assessment Bonds, 5.80%, 5/1/36	1,000	858
Reunion West Community Development District Special Assessment Bonds, 6.25%, 5/1/36	990	888
Seminole Indian Tribe of Florida Special Obligation Revenue Bonds, Series A, 5.75%, 10/1/22	1,000	998
5.25%, 10/1/27	2,000	1,835
South Village Community Development District Capital Improvement Revenue Bonds, Series A, 5.70%, 5/1/35	970	822
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.50%, 11/1/10	215	207
Tern Bay Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.00%, 5/1/15	2,475	1,863
Verano Center C2-ommunity Development District Special Assessment Bonds, Series B, District No. 1 Infrastructure Project, 5.00%, 11/1/12	1,955	1,799
Watergrass Community Development District Special Assessment Revenue Bonds, Series B, Watergrass Development, 4.88%, 11/1/10	1,445	1,369
Westchester Community Development District No. 1 Special Assessment Bonds, Community Infrastructure, 6.00%, 5/1/23	2,335	2,122
Winter Garden Village at Fowler Groves Community Development District Special Assessment Bonds, 5.65%, 5/1/37	1,500	1,321

		37,915

Georgia - 1.4%
Atlanta Tax Allocation Bonds, Princeton Lakes Project, 5.50%, 1/1/31	1,235	1,124
Milledgeville-Baldwin County Development Authority Revenue Bonds, Georgia College & State University Foundation, Prerefunded, 6.00%, 9/1/14	3,500	4,041

		5,165

Idaho - 0.7%
Madison County Hospital Revenue COP, 5.25%, 9/1/26	1,500	1,370
5.25%, 9/1/30	1,500	1,339

		2,709

TAX-EXEMPT FIXED INCOME FUNDS     3     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 99.2% – CONTINUED
Illinois - 5.7%
Illinois Development Finance Authority Revenue Bonds, Series B, Midwestern University, Prerefunded, 6.00%, 5/15/11	$500	$550
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded, 6.25%, 5/1/12	750	846
Illinois Finance Authority Revenue Bonds, Series A, Illinois Institute of Technology, 5.00%, 4/1/20	3,000	3,046
Illinois Finance Authority Revenue Bonds, Series A, Landing at Plymouth Place Project, 6.00%, 5/15/37	1,250	1,156
Illinois Finance Authority Revenue Bonds, Series A, Montgomery Place Project, 5.75%, 5/15/38	1,600	1,434
Illinois Finance Authority Revenue Bonds, Series A, Smith Village Project, 6.25%, 11/15/35	3,000	2,881
Illinois Finance Authority Revenue Bonds, Series A, Three Crowns Park Project, 5.88%, 2/15/38	1,500	1,360
Illinois Finance Authority Revenue Refunding Bonds, Chicago Charter School Project, 5.00%, 12/1/36	4,000	3,488
Illinois Finance Authority Student Housing Revenue Refunding Bonds, Series A, Educational Advancement Fund, 5.25%, 5/1/34	4,500	4,067
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded, 6.00%, 11/15/12	1,000	1,118
Illinois Health Facilities Authority Revenue Bonds, Series A, Lutheran Senior Ministries Obligation, Prerefunded, 7.38%, 8/15/11	500	573

		20,519

Indiana - 1.7%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Bonds, Community Foundation Northwest Indiana, 5.50%, 3/1/37	2,000	1,834
Indiana Health Facility Financing Authority Hospital Revenue Bonds, Series A, Community Foundation, 6.38%, 8/1/11	125	127
Indiana Health Facility Financing Authority Hospital Revenue Bonds, Series A, Community Foundation of Northwest Indiana, 6.00%, 3/1/34	1,000	991
Indiana Health Facility Financing Authority Hospital Revenue Bonds, Series A, Community Foundation, Prerefunded, 6.38%, 8/1/11	375	418
North Manchester Revenue Bonds, Series A, Peabody Retirement Community Project, 7.25%, 7/1/33	750	749
Petersburg PCR Bonds (AMT), Indianapolis Power & Light, 6.38%, 11/1/29	1,000	1,052
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., 5.75%, 9/1/42	1,000	897

		6,068

Iowa - 5.2%
Bremer County Healthcare & Residential Facilities Revenue Bonds, Bartels Lutheran Home Project, Prerefunded, 7.25%, 11/15/09	500	543
Bremer County Retirement Facility Revenue Bonds, Series A, Bartels Lutheran Home Project, 5.13%, 11/15/20	400	367
5.38%, 11/15/27	750	674
Coralville COP, Series D, 5.25%, 6/1/26	2,200	2,260
Iowa Finance Authority Retirement Community Revenue Bonds, Edgewater LLC Project, 6.75%, 11/15/37	3,000	3,004

NORTHERN FUNDS QUARTERLY REPORT     4     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  HIGH YIELD MUNICIPAL FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.2% – CONTINUED
Iowa - 5.2% – (continued)
Iowa Finance Authority Senior Housing Revenue Bonds, Series A, Wedum Walnut Ridge LLC Project, 5.63%, 12/1/45	$5,000	$4,336
Iowa Higher Education Loan Authority Revenue Bonds, Series B, Wartburg Private College Facilities, 5.55%, 10/1/37	3,000	2,927
Iowa Higher Education Loan Authority Revenue Refunding Bonds, Grand View College Project, 5.10%, 10/1/36	2,500	2,309
Washington County Hospital Revenue Bonds, Washington County Hospital Project, 5.38%, 7/1/26	1,525	1,402
5.50%, 7/1/32	1,275	1,157

		18,979

Kansas - 0.2%
Olathe Senior Living Facility Revenue Bonds, Series A, Aberdeen Village, Inc., Prerefunded, 8.00%, 5/15/10	500	563

Louisiana - 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Westlake Chemical Corp. Projects, 6.75%, 11/1/32	3,000	2,973

Maine - 0.3%
Maine Finance Authority Solid Waste Recycling Facilities Revenue Bonds, (AMT), Great Northern Paper Project, Bowater Inc., 7.75%, 10/1/22	1,000	1,001

Maryland - 2.2%
Annapolis Special Obligation Revenue Bonds, Series A, Park Place Project, 5.35%, 7/1/34	1,000	937
Anne Arundel County Special Obligation Bonds, National Business Park Project, Prerefunded, 7.38%, 7/1/10	500	559
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Medical Center, 5.00%, 7/1/37	2,750	2,413
Maryland Industrial Development Financing Authority Revenue Bonds, Series A, Our Lady of Good Counsel School, 6.00%, 5/1/35	1,000	992
Maryland State Economic Development Corp. Student Housing Revenue Bonds, University of Maryland, College Park Project, Prerefunded, 5.63%, 6/1/13	1,000	1,110
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Ridge, Prerefunded, 6.00%, 4/1/13	1,000	1,133
Prince Georges County Special Obligation Bonds, National Harbor Project, 5.20%, 7/1/34	1,000	887

		8,031

Massachusetts - 1.8%
Massachusetts State Development Finance Agency Revenue Bonds (AMT), Waste Management Project, 5.50%, Mandatory Put 5/1/14	1,000	1,035
Massachusetts State Development Finance Agency Revenue Bonds, Hampshire College, 5.70%, 10/1/34	1,000	1,019
Massachusetts State Development Finance Agency Revenue Bonds, Series B, Briarwood, Prerefunded, 8.25%, 12/1/10	500	574
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Northern Berkshire Health System, 6.38%, 7/1/34	1,000	1,019
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series B, Northern Berkshire Health System, 6.38%, 7/1/34	500	509
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series D, Milton Hospital, 5.25%, 7/1/30	2,150	1,960
TAX-EXEMPT FIXED INCOME FUNDS     5     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.2% – CONTINUED
Massachusetts - 1.8% – (continued)
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series E, Berkshire Health System (G.O. of Institution), 6.25%, 10/1/31	$500	$509

		6,625

Michigan - 2.0%
Flint Hospital Building Authority Revenue Refunding Bonds, Hurley Medical Center, 6.00%, 7/1/20	1,000	993
Michigan State Strategic Fund Ltd. Obligation Revenue Refunding Bonds (AMT), Dow Chemical Project, 5.50%, Mandatory Put 6/1/13	3,825	3,959
Michigan Strategic Fund PCR Refunding Bonds, General Motors Corp., 6.20%, 9/1/20	2,500	2,446

		7,398

Minnesota - 1.4%
Duluth Economic Development Authority Health Care Facilities Revenue Bonds, St. Luke’s Hospital, 7.25%, 6/15/32	750	783
North Oaks Senior Housing Revenue Bonds, Presbyterian Homes North Oaks, 6.13%, 10/1/39	2,585	2,499
St. Paul Housing & Redevelopment Authority Revenue Bonds, Series A, Rossy & Richard Shaller Sholom Home East Inc., 5.25%, 10/1/42	2,000	1,722

		5,004

Mississippi - 2.0%
Lowndes County Solid Waste Disposal & PCR Refunding Bonds, Series B, Weyerhaeuser Co. Project, 6.70%, 4/1/22	3,000	3,361
Mississippi Business Finance Corp. PCR Refunding Bonds, Systems Energy Resources, Inc. Project, 5.90%, 5/1/22	630	631
Mississippi Development Bank Special Obligation Revenue Bonds, Harrison County Highway Construction (FGIC Insured), 5.00%, 1/1/16	3,000	3,244

		7,236

Missouri - 0.8%
Saint Louis IDA Senior Living Facilities Revenue Bonds, Series A, Saint Andrews Residence for Seniors, 6.38%, 12/1/41	3,005	2,930

Nevada - 0.8%
Henderson Healthcare Facility Revenue Bonds, Series B, Catholic Healthcare West, 5.25%, 7/1/31	3,000	3,029

New Hampshire - 0.1%
New Hampshire Business Finance Authority PCR Refunding Bonds, Series D (AMT), Public Service Co. of New Hampshire, 6.00%, 5/1/21	500	513

New Jersey - 1.8%
Middlesex County Improvement Authority Revenue Bonds, Series A, George Street Student Housing Project, 5.00%, 8/15/35	1,000	932
New Jersey Economic Development Authority Revenue Bonds, Cigarette Tax, 5.75%, 6/15/34	3,000	2,936
New Jersey Economic Development Authority Revenue Bonds, Series A, First Mortgage-Lions Gate Project, 5.88%, 1/1/37	1,000	921
New Jersey State Educational Facilities Authority Revenue Bonds, Series D, Fairleigh Dickinson University, 6.00%, 7/1/25	1,000	1,029
Tobacco Settlement Financing Corp. Revenue Bonds, Prerefunded, 6.75%, 6/1/13	500	583

		6,401

New York - 3.4%
Long Island Power Authority Electric Systems Revenue Bonds, Series B, 5.25%, 12/1/14	3,000	3,294
NORTHERN FUNDS QUARTERLY REPORT     6     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  HIGH YIELD MUNICIPAL FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.2% – CONTINUED
New York - 3.4% – (continued)
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (FGIC Insured), 5.25%, 11/15/14	$1,695	$1,873
New York City G.O. Unlimited Bonds, Series B, 6.50%, 8/15/09	1,500	1,582
New York City Industrial Development Agency Special Facilities Revenue Bonds (AMT), Terminal One Group Association Project, 5.50%, 1/1/24	1,000	1,031
New York City Transitional Finance Authority Revenue Refunding Bonds, Series A-1, Future Tax Secured, 5.00%, 11/1/14	2,000	2,186
New York Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project, 6.13%, 2/15/19	2,500	2,522

		12,488

North Carolina - 1.9%
North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, Series D, 6.45%, 1/1/14	385	406
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series B, 6.13%, 1/1/09	500	512
5.70%, 1/1/17	1,500	1,551
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series F, 5.38%, 1/1/13	1,000	1,061
North Carolina Medical Care Commission Retirement Facilities Revenue Bonds, Series A, Southminster Project, 5.75%, 10/1/37	2,000	1,828
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A, 5.50%, 1/1/13	1,000	1,075
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series B, 6.38%, 1/1/13	500	532

		6,965

Ohio - 2.2%
Buckeye Tobacco Settlement Financing Authority Asset Backed Revenue Bonds, Series A-2, 5.75%, 6/1/34	2,000	1,901
6.50%, 6/1/47	2,000	2,050
Ohio State Water Development Authority Solid Waste Revenue Bonds, Series A (AMT), Allied Waste, Inc. Project, 5.15%, 7/15/15	1,000	940
Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project, 6.45%, 12/15/21	2,750	2,974

		7,865

Oklahoma - 1.2%
Langston Economic Development Authority Student Housing Revenue Bonds, Series A, Langston Community Development Corp., Prerefunded, 7.75%, 8/1/10	500	564
Norman Regional Hospital Authority Revenue Bonds, 5.38%, 9/1/36	2,000	1,876
Oklahoma Development Finance Authority Hospital Revenue Bonds, Great Plains Regional Medical Center Project, 5.13%, 12/1/36	2,000	1,820

		4,260

Pennsylvania - 8.6%
Allegheny County Hospital Development Authority Health System Revenue Bonds, Series A, West Penn Allegheny Health System, 5.38%, 11/15/40	4,000	3,450
Allegheny County Redevelopment Authority Tax Allocation Revenue Bonds, Pittsburgh Mills Project, 5.60%, 7/1/23	2,000	1,934
TAX-EXEMPT FIXED INCOME FUNDS     7     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.2% – CONTINUED
Pennsylvania - 8.6% – (continued)
Bucks County IDA Retirement Community Revenue Bonds, Ann’s Choice Inc., Facility, Series A 6.25%, 1/1/35	$2,600	$2,531
Carbon County IDA Resource Recovery Refunding Bonds (AMT), Panther Creek Partners Project, 6.65%, 5/1/10	1,375	1,404
Fulton County IDA Hospital Revenue Bonds, Fulton County Medical Center Project, 5.90%, 7/1/40	2,000	1,879
Lancaster County Hospital Authority Revenue Bonds, Series A, Brethren Village Project, (1) 6.50%, 7/1/40	2,250	2,244
Montgomery County Higher Education & Health Authority Revenue Bonds, Series A, Philadelphia Geriatric Center, Prerefunded, 7.25%, 12/1/09	500	547
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project, 6.13%, 11/1/21	1,400	1,469
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), National Gypsum Co., Shippingport Project, 6.25%, 11/1/27	1,400	1,403
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Reliant Energy, 6.75%, 12/1/36	1,750	1,783
Pennsylvania Higher Educational Facilties Authority Revenue Bonds, Series A, LaSalle University, 5.00%, 5/1/37	3,500	3,310
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, LaSalle University, 5.50%, 5/1/34	1,000	1,011
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, Philadelphia University, 5.25%, 6/1/32	1,250	1,245
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Widener University, 5.40%, 7/15/36	750	756
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project, 6.75%, 9/1/32	490	508
Philadelphia Hospitals & Higher Education Facilities Authority Hospital Revenue Refunding Bonds, Series A, Temple University Health Systems, 5.50%, 7/1/30	5,000	4,747
Washington County Redevelopment Authority Revenue Bonds, Series A, Victory Centre Project — Tanger Outlet Development, 5.45%, 7/1/35	1,000	908

		31,129

Puerto Rico - 1.0%
Puerto Rico Electric Power Authority Revenue Bonds, Series TT, 5.00%, 7/1/37	2,500	2,429
Puerto Rico Highway & Transportation Authority Transportation Revenue Bonds, 5.00%, 7/1/09	1,000	1,011

		3,440

South Carolina - 1.1%
Georgetown County Environmental Improvement Revenue Refunding Bonds, Series A, International Paper Co. Project, 5.70%, 4/1/14	2,200	2,298
Lancaster County Special Assessment Revenue Bonds, Series B, Edenmoor Improvement District, 5.38%, 12/1/16	1,760	1,657

		3,955

Tennessee - 2.0%
Johnson City Health & Educational Facilities Board Revenue Bonds, Series A, First Mortgage-Mountain States Health, 5.50%, 7/1/36	2,000	1,952
NORTHERN FUNDS QUARTERLY REPORT     8     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  HIGH YIELD MUNICIPAL FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.2% – CONTINUED
Tennessee - 2.0% – (continued)
Shelby County Health Educational & Housing Facilities Board Revenue Bonds, Series A, Trezevant Manor Project, 5.75%, 9/1/37	$2,700	$2,488
Sumner County Health Educational & Housing Facilities Board Revenue Refunding & Improvements Bonds, Series A, Regional Health, 5.50%, 11/1/37	3,000	2,869

		7,309

Texas - 8.9%
Austin City Convention Center Revenue Bonds, Series A, Convention Enterprise, Inc., First Tier, Prerefunded, 6.70%, 1/1/11	700	769
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue Bonds, 5.38%, 1/1/32	2,545	2,571
Brazos River Authority Refunding PCR Bonds, Series A (AMT), Texas Utilities Electric Co. Project, 7.70%, 4/1/33	2,000	2,064
Comal County Health Facilities Development Revenue Bonds, Series A, McKenna Memorial Project, 6.13%, 2/1/22	3,000	3,065
Dallas County Flood Control District No. 1 G.O. Unlimited Refunding Bonds, 7.25%, 4/1/32	1,000	1,012
Gulf Coast Waste Disposal Authority Revenue Bonds (AMT), Valero Energy Corp. Project, 6.65%, 4/1/32	1,000	1,032
Gulf Coast Waste Disposal Authority Revenue Refunding Bonds, Series A (AMT), International Paper Co. Project, 6.10%, 8/1/24	3,000	3,043
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, 5.75%, 11/1/36	1,000	875
Houston Industrial Development Corp. Revenue Bonds (AMT), Air Cargo, 6.38%, 1/1/23	500	514
Lufkin Health Facilities Development Corp. Health Systems Revenue Bonds, Memorial Health Systems East Texas, 5.50%, 2/15/37	1,320	1,275
Matagorda County Navigation District No. 1 Collateralized Revenue Refunding Bonds, Centerpoint Energy Houston Electric, LLC Project, 5.60%, 3/1/27	4,000	4,042
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds, Series A (AMT), Allied Waste N.A., Inc. Project, 5.20%, 4/1/18	3,000	2,720
Sabine River Authority Revenue Refunding Bonds, Series B, TXU Energy Co. LLC Project, 6.15%, 8/1/22	500	469
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 6.00%, 10/1/21	500	522
Tarrant County Cultural Education Facilities Finance Corp. Retirement Revenue Bonds, Air Force Village Obligated Group Project, 5.13%, 5/15/37	3,000	2,712
Texas State Turnpike Authority Central Texas Turnpike Systems Revenue Bonds, Series A, First Tier (AMBAC Insured), 5.50%, 8/15/39	1,000	1,068
Travis County Health Facilities Development Corp. Retirement Facility Revenue Bonds, Querencia Barton Creek Project, 5.65%, 11/15/35	2,750	2,503
Tyler Health Facilities Development Corp. Hospital Revenue Refunding & Improvements Bonds, Series A, East Texas Medical Center, 5.38%, 11/1/37	2,300	2,098

		32,354

Virgin Islands - 0.2%
University of the Virgin Islands General Improvement Bonds, Series A (G.O. of University), 5.38%, 6/1/34	750	745

TAX-EXEMPT FIXED INCOME FUNDS     9     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.2% – CONTINUED
Virginia - 3.6%
Amherst IDA Revenue Refunding Bonds, Educational Facilities - Sweet Briar, 5.00%, 9/1/26	$1,000	$990
Charles City & County IDA Solid Waste Disposal Facilities Revenue Bonds (AMT), Waste Management, Inc. Project, 6.25%, Mandatory Put 4/1/12	500	527
Chesapeake Hospital Authority Facilities Revenue Bonds, Chesapeake General Hospital, Series A, 5.25%, 7/1/18	1,500	1,585
Fairfax County Economic Development Authority Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., 5.13%, 10/1/37	2,000	1,789
Tobacco Settlement Financing Corp. Revenue Bonds, Asset Backed, Prerefunded, 5.63%, 6/1/15	4,530	5,137
West Point IDA Solid Waste Disposal Revenue Bonds, Series A (AMT), Chesapeake Corp. Project, 6.38%, 3/1/19	1,575	1,524
West Point IDA Solid Waste Disposal Revenue Bonds, Series B, Chesapeake Corp. Project, 6.25%, 3/1/19	1,680	1,629

		13,181

Washington - 0.8%
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Series A, Skyline at First Hill Project, 5.25%, 1/1/17	1,000	964
5.63%, 1/1/27	1,000	917
5.63%, 1/1/38	1,000	884

		2,765

West Virginia - 0.8%
Pleasants County Commission Refunding Revenue PCR Bonds, Series F, Allegheny Energy Supply Co. LLC Pleasants Station Project, 5.25%, 10/15/37	3,000	2,869

Wisconsin 1.6%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series A, Beaver Dam Community Hospitals, 6.75%, 8/15/34	1,000	1,032
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Vernon Memorial Healthcare Project, 5.10%, 3/1/25	1,000	915
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds, Divine Savior Healthcare, 5.00%, 5/1/32	3,155	2,791
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds, Vernon Memorial Healthcare Project, 5.25%, 3/1/35	1,000	890

		5,628

Wyoming - 0.5%
Sweetwater County Solid Waste Disposal Revenue Refunding Bonds (AMT), FMC Corp. Project, 5.60%, 12/1/35	2,000	1,884

Total Municipal Bonds

(Cost $349,533)		334,757

	NUMBER	VALUE
	OF SHARES	(000S)
INVESTMENT COMPANY - 4.3%
AIM Tax-Free Cash Reserve Portfolio	15,449,793	15,450

Total Investment Company

(Cost $15,450)		15,450

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 3.0%
Chemung County Industrial Development Agency Civic Facilities Revenue VRDB, Series A, Elmira College Project (JP Morgan Chase Bank LOC), 3.47%, 1/3/08	$3,400	3,400
Clarksville Tennessee Public Building Authority Revenue VRDB, Pooled Financing - Tennessee Municipal Bond Fund (Bank of America N.A. LOC), 3.74%, 1/2/08	1,065	1,065
3.74%, 1/2/08	400	400
NORTHERN FUNDS QUARTERLY REPORT     10     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS HIGH YIELD MUNICIPAL FUND	DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 3.0% – CONTINUED
Kansas Development Finance Authority Revenue VRDB, Series BB, VLG Shalom Obligation Group (Sovereign Bank FSB LOC), 3.43%, 1/3/08	$975	$975
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-1, 3.31%, 1/3/08	700	700
Mississippi Medical Center Educational Building Corp. Revenue VRDB, Adult Hospital Project (AMBAC Insured), 3.42%, 1/3/08	2,180	2,180
Valdez Marine Term Revenue Refunding VRDB, Series B, Exxon Pipeline Co. Project, 3.60%, 1/2/08	2,300	2,300

Total Short-Term Investments

(Cost $11,020)		11,020

Total Investments - 99.5%

(Cost $376,003)		361,227
Other Assets less Liabilities - 0.5%		1,972

NET ASSETS - 100.0%		$363,199

(1)	When-Issued Security
Percentages shown are based on Net Assets.
At December 31, 2007, the High Yield Municipal Fund’s investments were diversified as follows:

INDUSTRY SECTOR	PERCENTAGE
Development	21.0%
General	6.8
Higher Education	5.6
Medical	22.6
Pollution	9.6
All other sectors less than 5%	34.4

Total	100.0%
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$376,003

Gross tax appreciation of investments	$4,564
Gross tax depreciation of investments	(19,340)

Net tax depreciation of investments	$(14,776)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.
Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax
COP — Certificate of Participation
FGIC — Financial Guaranty Insurance Corporation
FSA — Financial Security Assurance
G.O. — General Obligation
IDA — Industrial Development Authority
IDR — Industrial Development Revenue
LOC — Letter of Credit
PCR — Pollution Control Revenue
TRB — Tax Revenue Bonds
VRDB — Variable Rate Demand Bonds
TAX-EXEMPT FIXED INCOME FUNDS     11     NORTHERN FUNDS QUARTERLY REPORT

TAX-EXEMPT FIXED INCOME FUNDS
  SCHEDULE OF INVESTMENTS
  INTERMEDIATE TAX - EXEMPT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 88.8%
Alabama - 0.8%
Alabama Public School & College Authority Capital Improvement Revenue Bonds, 5.00%, 12/1/22	$5,000	$5,355

Arizona - 0.8%
Phoenix Civic Improvement Corp. Transit Excise TRB, (AMBAC Insured), Light Rail Project 5.00%, 7/1/17	5,000	5,395

California - 10.3%
Anaheim PFA Revenue Bonds, Electric System Distributing Facilities (MBIA Insured), Prerefunded, 5.00%, 10/1/08	2,000	2,050
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (FGIC Insured), 5.00%, 8/1/17	5,000	5,306
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (XLCA Insured), 5.00%, 8/1/13	5,000	5,207
California State Economic Recovery G.O. Unlimited Bonds, Series A (FGIC-TCRS Insured), 5.00%, 7/1/17	5,000	5,281
California State G.O. Unlimited Bonds, 5.25%, 2/1/25	3,500	3,653
5.75%, 5/1/30	135	143
California State G.O. Unlimited Bonds (AMBAC Insured), Prerefunded, 5.00%, 4/1/08	160	162
California State G.O. Unlimited Bonds (AMBAC Insured), 5.00%, 10/1/18	75	76
California State G.O. Unlimited Bonds, Prerefunded, 5.75%, 5/1/10	390	417
5.75%, 5/1/10	50	53
California State G.O. Unlimited Refunding Bonds (MBIA Insured), 4.25%, 8/1/33	4,000	3,706
Colton Joint Unified School District G.O. Unlimited Bonds, Series A (FGIC Insured), 5.38%, 8/1/26	2,500	2,685
Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C (FSA Insured), 0.00%, 8/1/27	6,565	2,372
0.00%, 8/1/28	7,980	2,710
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (AMBAC Insured), 5.00%, 6/1/21	3,000	3,080
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed, 5.00%, 6/1/45	10,000	9,485
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project, 5.00%, 10/1/21	5,005	5,323
Los Angeles Unified School District G.O. Unlimited Bonds, Series A (FSA Insured), Prerefunded, 5.25%, 7/1/13	10,000	10,995
Los Angeles Unified School District G.O. Unlimited Bonds, Series B, Election of 2002 (AMBAC Insured), 4.50%, 7/1/31	2,000	1,955
Menlo Park G.O. Unlimited Bonds, 5.25%, 8/1/27	1,000	1,058
Moreland School District G.O. Unlimited Bonds, Series C, Election of 2002 (FGIC Insured), 0.00%, 8/1/29	3,500	1,175
San Mateo Union High School District COP Convertible Capital Appreciation, Series B, Phase I Projects (AMBAC Insured), 0.00%, 12/15/43	7,370	4,011
University of California Revenue Bonds, Series Q (FSA Insured), Prerefunded, 5.00%, 9/1/11	1,000	1,075

		71,978

TAX-EXEMPT FIXED INCOME FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 88.8% – CONTINUED
Colorado - 0.3%
Metro Wastewater Reclamation District Gross Revenue Refunding Bonds, Sewer Project, 5.45%, 4/1/12	$2,000	$2,011

Connecticut - 0.1%
Connecticut State Special Obligation Rate Reduction Revenue Bonds, Series A, 5.00%, 6/30/09	1,000	1,030

District of Columbia - 1.8%
District of Columbia Ballpark Revenue Bonds, Series B-1 (FGIC Insured), 5.00%, 2/1/35	4,650	4,665
District of Columbia Revenue Bonds, Gains-Georgetown University (AMBAC Insured), 0.00%, 4/1/40	13,535	8,190

		12,855

Florida - 6.1%
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C, 7.05%, 5/1/15	300	300
Dade County G.O. Unlimited Refunding Bonds (MBIA Insured), 6.50%, 10/1/10	400	435
Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Series E (FSA Insured), Prerefunded, 5.63%, 6/1/10	5,000	5,337
Florida State Board of Education Lottery Revenue Bonds, Series A, 5.00%, 7/1/18	5,000	5,401
Florida State Department Environmental Protection Revenue Bonds, Series B, (FGIC Insured), 5.25%, 7/1/16	2,380	2,572
Florida State Department of Environmental Protection Preservation Revenue Bonds, Series A (AMBAC Insured), 5.00%, 7/1/19	5,000	5,412
Gainesville Utility Systems Revenue Bonds, Series A, 5.25%, 10/1/15	1,065	1,162
5.25%, 10/1/16	1,120	1,222
JEA St. Johns River Revenue Refunding Bonds, Series 17-2, 5.25%, 10/1/13	2,000	2,134
Lee County Transportation Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/14	900	968
Marco Island Utility System Revenue Bonds (MBIA Insured), 5.25%, 10/1/15	2,520	2,729
Miami-Dade County Aviation Revenue Refunding Bonds, Series D (AMT), Miami Intl. Airport (MBIA Insured), 5.25%, 10/1/18	1,645	1,719
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series B (FGIC Insured), 5.25%, 7/1/25	2,525	2,680
Osceola County Infrastructure Sales Surtax Revenue Bonds (AMBAC Insured), 5.38%, 10/1/21	1,000	1,077
Palm Beach County G.O. Unlimited Refunding Bonds, Series B, 6.50%, 7/1/10	250	270
Palm Coast Utility System Revenue Bonds (MBIA Insured), 5.25%, 10/1/21	1,000	1,076
South Florida Water Management District Special Obligation Limited Acquisition Revenue Refunding Bonds (AMBAC Insured), 5.25%, 10/1/13	1,250	1,369
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	5,930	6,533

		42,396

Georgia - 2.5%
Fulton County Facilities Corp. COP, Fulton County Public Purpose Project (AMBAC Insured), 5.50%, 11/1/18	6,500	6,897
Georgia State G.O. Unlimited Bonds, Series E, 5.00%, 8/1/22	5,000	5,407
NORTHERN FUNDS QUARTERLY REPORT     2     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
     SCHEDULE OF INVESTMENTS
     INTERMEDIATE TAX - EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 88.8% – CONTINUED
Georgia - 2.5% – (continued)
Main Street Natural Gas, Inc., Series A, 5.50%, 9/15/23	$4,000	$4,037
Milledgeville-Baldwin County Development Authority Revenue Bonds, College & State University Funding, Prerefunded, 5.50%, 9/1/14	1,000	1,130

		17,471

Illinois - 6.2%
Chicago Board of Education Refunding G.O. Unlimited Bonds, Series B (AMBAC Insured), 5.00%, 12/1/20	10,000	10,803
Chicago O’Hare International Airport Revenue Bonds, Series A, Passenger Facilities Charge (AMBAC Insured), 5.60%, 1/1/09	5,000	5,010
Chicago Wastewater Transmission Second Lien Revenue Bonds (MBIA Insured), Prerefunded, 6.00%, 1/1/10	1,000	1,065
6.00%, 1/1/10	1,000	1,065
Cook County Capital Improvement G.O. Unlimited Bonds, Series C (AMBAC Insured), 5.00%, 11/15/25	2,500	2,593
Du Page County Community High School District No. 108 Lake Park G.O. Limited Bonds, Series B (AMBAC Insured), 4.50%, 1/1/23	1,795	1,812
Illinois Development Finance Authority Economic Development Revenue Bonds, Latin School of Chicago Project, Prerefunded, 5.60%, 8/1/08	500	507
Illinois Development Finance Authority Revenue Bonds, Series B, Midwestern University Project, Prerefunded, 5.75%, 5/15/11	500	545
Illinois Educational Facilities Authority Adjustable Revenue Bonds, Field Museum of Natural History Project, 4.60%, Mandatory Put 11/1/15	4,250	4,366
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded, 6.00%, 5/1/12	750	839
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded, 6.00%, 11/15/12	1,000	1,117
Illinois State G.O. Unlimited Bonds, 1st Series (MBIA Insured), 5.70%, 6/1/19	4,000	4,200
Metropolitan Pier & Exposition Authority Revenue Bonds, Series A, McCormick Place Expansion (MBIA Insured), 5.25%, 6/15/42	9,045	9,357

		43,279

Iowa - 1.3%
Iowa Finance Authority Hospital Facility Revenue Bonds, Mercy Medical Center Project (FSA Insured), Prerefunded, 6.00%, 8/15/09	3,610	3,812
Tobacco Settlement Authority of Iowa Tobacco Settlement Revenue Bonds, Series B, Asset Backed, Prerefunded, 5.60%, 6/1/11	5,000	5,403

		9,215

Kansas - 1.1%
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III, 5.25%, 11/15/15	1,385	1,443
6.25%, 11/15/18	1,600	1,717
Wichita Water & Sewer Utility Revenue Bonds (FGIC Insured), 5.25%, 10/1/18	4,000	4,314

		7,474

Louisiana - 0.2%
New Orleans G.O. Limited Tax Bonds (MBIA Insured), 3.00%, 3/1/08	1,520	1,520

Maryland - 1.8%
Maryland State G.O. Unlimited Bonds, State and Local Facilities, 2nd Series, 5.00%, 8/1/10	5,000	5,239

TAX-EXEMPT FIXED INCOME FUNDS     3     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 88.8% – CONTINUED
Maryland - 1.8% – (continued)
Maryland State G.O. Unlimited Refunding Bonds, 5.00%, 2/1/09	$1,000	$1,022
Montgomery Improvement G.O. Unlimited Bonds, Series A, Consolidated Public Improvement, 5.00%, 5/1/18	5,700	6,288

		12,549

Massachusetts - 4.8%
Lawrence G.O. Limited Bonds (AMBAC Insured - State Aid Withholding), Prerefunded, 5.50%, 2/1/11	2,625	2,806
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University (G.O. of Institution Insured), 6.25%, 4/1/20	5,000	6,152
Massachusetts School Building Authority Dedicated Sales TRB, Series A (AMBAC Insured), 5.00%, 8/15/19	5,000	5,437
Massachusetts State G.O. Limited Bonds, Series D (FGIC-TCRS Insured), 5.50%, 8/1/19	10,000	11,499
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series B, Partners Healthcare System, 5.25%, 7/1/12	3,450	3,561
Massachusetts State Housing Finance Agency Revenue Bonds, Series III (AMT), Single Family, 3.45%, 12/1/09	1,050	1,049
Massachusetts State Water Resources Authority Revenue Refunding Bonds, Series D (MBIA Insured G.O. of Authority), 5.00%, 8/1/24	3,200	3,255

		33,759

Michigan - 0.4%
Wayne Charter County Airport Revenue Bonds, Series B (MBIA Insured), Prerefunded, 4.88%, 12/1/08	2,500	2,567

Minnesota - 0.8%
Minnesota State G.O. Unlimited, 5.00%, 10/1/09	5,000	5,168
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (MBIA Insured), 5.35%, 7/1/17	470	487

		5,655

Mississippi - 0.8%
Jackson State University Educational Building Corp. Revenue Bonds, Campus Facilties Project (FSA Insured), 5.00%, Mandatory Put 3/1/15	5,000	5,325

Missouri - 0.4%
Metro Development Agency District Revenue Bonds, Series B, Metrolink Cross Country Project (FSA Insured), 5.25%, 10/1/17	2,620	2,851

Nevada - 0.7%
Clark County IDR Bonds, Series A (AMT), Southwest Gas Corp. Project (AMBAC Insured), 5.25%, 7/1/34	5,000	5,066

New Jersey - 3.3%
New Jersey Economic Development Authority Revenue Bonds, Cigarette Tax, 5.63%, 6/15/19	3,985	3,995
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded, 6.25%, 7/1/12	445	500
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Unrefunded - Atlantic City Medical, 6.25%, 7/1/17	555	601
New Jersey State Transit Corp. COP Bonds, Series A (AMBAC Insured), 5.25%, 9/15/14	2,500	2,749
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, Transportation System (FSA Insured), 4.00%, 12/15/17	5,000	5,010
4.25%, 12/15/22	10,000	9,934

		22,789

NORTHERN FUNDS QUARTERLY REPORT     4     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
     SCHEDULE OF INVESTMENTS
     INTERMEDIATE TAX - EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 88.8% – CONTINUED
New Mexico - 0.8%
Santa Fe City Gross Receipts TRB, 6.00%, 6/1/11	$5,250	$5,311

New York - 19.3%
Metropolitan Transportation Authority Commuter Facilities Revenue Bonds, Series A, Prerefunded, 6.00%, 7/1/09	2,500	2,613
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (FGIC Insured), Prerefunded, 6.13%, 4/1/10	3,815	4,067
Metropolitan Transportation Authority Revenue Bonds, Series B (MBIA Insured), 5.25%, 11/15/20	10,000	11,280
New York City G.O. Unlimited Bonds, Series A, 6.00%, 5/15/19	30	32
New York City G.O. Unlimited Bonds, Series A, Prerefunded, 6.00%, 5/15/10	305	328
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-2 (FSA State Aid Withholding Insured), 5.00%, 1/15/18	5,000	5,451
New York City Transitional Finance Authority Revenue Bonds, Series C, Prerefunded, 5.50%, 5/1/10	6,645	7,072
New York G.O. Unlimited Bonds (AMBAC-TCRS-BNY Insured), Prerefunded, 5.50%, 6/1/13	5,000	5,552
New York G.O. Unlimited Bonds, Series G, (1) 5.00%, 8/1/24	2,500	2,596
New York G.O. Unlimited Bonds, Subseries C-1, 5.00%, 10/1/19	5,000	5,329
New York Local Government Assistance Corp. Revenue Refunding Bonds, Series C (MBIA-IBC G.O. of Corp. Insured), 5.50%, 4/1/17	2,500	2,826
New York Municipal Bond Bank Agency Revenue Bonds, Series C (State-Aid Withholding), 5.25%, 6/1/17	10,000	10,790
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series A, Municipal Water Finance Authority, 5.00%, 6/15/20	5,245	5,638
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series C, Revolving Funds - Municipal Water Finance, 5.00%, 6/15/25	5,000	5,250
New York State Environmental Facilities Corp. Revenue Bonds, Series A, State Clean Water & Drinking Revolving Funds, 6.00%, 6/15/16	1,330	1,383
New York State Environmental Facilities Corp. Revenue Bonds, Series A, State Clean Water & Drinking Revolving Funds, Prerefunded, 6.00%, 6/15/09	170	177
New York State Thruway Authority Revenue Bonds, Series A,General Highway & Bridge Trust Fund (AMBAC Insured), 5.00%, 4/1/20	2,500	2,672
New York State Thruway Authority Revenue Bonds, Series A, Highway and Bridge Trust Fund (FSA Insured), Prerefunded, 6.00%, 4/1/10	1,000	1,073
New York State Thruway Authority Revenue Bonds, Local Highway & Bridge (AMBAC Insured), Prerefunded, 5.75%, 4/1/10	10,000	10,674
New York State Thruway Authority State Personal Income TRB, Series A, 5.25%, 3/15/21	8,000	8,811
New York State Urban Development Corp. Personal Income TRB, State Facilities, Series A, Prerefunded, 5.13%, 3/15/12	5,000	5,376

TAX-EXEMPT FIXED INCOME FUNDS     5     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 88.8% – CONTINUED
New York - 19.3% – (continued)
New York State Urban Development Corp. Subordinate Lien Revenue Bonds (G.O. of Corp.), 5.50%, 7/1/16	$1,250	$1,263
Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (MBIA Insured), 5.25%, 10/15/19	5,100	5,539
Tobacco Settlement Financing Corp. Revenue Bonds, Series B-1C, 5.25%, 6/1/13	5,000	5,034
5.50%, 6/1/15	5,000	5,211
5.50%, 6/1/18	5,000	5,315
5.50%, 6/1/19	2,500	2,676
5.50%, 6/1/20	5,000	5,352
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds (MBIA Insured), 5.50%, 11/15/19	5,000	5,770

		135,150

North Carolina - 2.9%
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series A, 5.20%, 1/1/10	2,505	2,570
North Carolina State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 4/1/11	12,000	12,695
North Carolina State G.O. Unlimited Refunding Bonds, Series E, 5.00%, 2/1/10	5,000	5,196

		20,461

Ohio - 1.2%
Akron G.O. Limited Bonds, Prerefunded, 5.75%, 12/1/10	1,000	1,082
Cleveland Airport System Revenue Bonds, Series A (AMBAC Insured), 5.00%, 1/1/23	5,000	5,225
Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C (AMT), Residential Mortgage-Backed Securities (Colld. by GNMA Securities), 5.15%, 3/1/13	630	646
River Valley Local School District G.O. Unlimited Bonds, School Facilities Construction & Improvement (FSA Insured), Prerefunded, 5.25%, 11/1/11	1,235	1,328

		8,281

Oregon - 0.5%
Portland City Airport Way Urban Renewal & Redevelopment Tax Increment Bonds, Series A (AMBAC Insured), Prerefunded, 6.00%, 6/15/10	3,450	3,717

Pennsylvania - 5.8%
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project, 6.13%, 11/1/21	1,200	1,259
Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 72A (AMT), 4.80%, 4/1/12	750	767
Pennsylvania State G.O. Unlimited Bonds, Second Series (FGIC Insured), 5.00%, 7/1/09	5,000	5,144
Pennsylvania State G.O. Unlimited Bonds, Second Series, 5.00%, 3/1/10	5,000	5,199
5.00%, 1/1/19	5,000	5,389
Pennsylvania State Higher Education Revenue Bonds, Capital Acquisition (MBIA Insured - G.O. of Agency), Prerefunded, 6.00%, 12/15/10	1,815	1,962
6.13%, 12/15/10	1,925	2,087
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, UPMC Health System, 6.00%, 1/15/22	2,000	2,145
Pennsylvania State Turnpike Commission Oil Franchise Refunding TRB, Series A (AMBAC Insured), 5.00%, 12/1/19	5,075	5,472
Philadelphia Refunding G.O. Unlimited Bonds, Series A, 5.00%, 8/1/18	5,000	5,405

NORTHERN FUNDS QUARTERLY REPORT     6     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
     SCHEDULE OF INVESTMENTS
     INTERMEDIATE TAX - EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 88.8% – CONTINUED
Pennsylvania - 5.8% – (continued)
Philadelphia State Public School Building Authority Revenue Bonds, School District Project, Prerefunded, 5.25%, 6/1/13	$5,000	$5,470

		40,299

Puerto Rico - 2.0%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds, Series D, Prerefunded, 5.25%, 7/1/12	10,000	10,788
Puerto Rico Commonwealth Public Improvement Refunding G.O. Unlimited Bonds, Series A (FGIC Insured), 5.50%, 7/1/22	2,000	2,202
Puerto Rico Municipal Financing Agency G.O. Unlimited Bonds, Series A (FSA Insured), Prerefunded, 6.00%, 8/1/09	1,000	1,056

		14,046

South Carolina - 0.7%
Charleston Educational Excellence Finance Corp. Revenue Bonds, Charleston County School District, 5.25%, 12/1/19	3,500	3,719
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, Prerefunded, 5.50%, 10/1/09	1,250	1,314

		5,033

Tennessee - 1.8%
Memphis-Shelby County Airport Authority Revenue Bonds, Series D (AMT) (AMBAC Insured), 6.25%, 3/1/15	2,000	2,108
Tennessee Housing Development Agency Revenue Bonds (AMT), Homeownership Program Issue 3, 5.50%, 7/1/38	10,000	10,579

		12,687

Texas - 4.5%
Austin City Utilities System Revenue Refunding Bonds (FSA Insured), 5.13%, 11/15/17	910	911
Ennis Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds (PSF Gtd.), 0.00%, 8/15/26	1,140	361
Ennis Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds (PSF Gtd.), Prerefunded, 0.00%, 8/15/10	2,225	721
Frisco Independent School District Building G.O. Unlimited Bonds (PSF Gtd.), 6.50%, 8/15/14	1,535	1,733
Leander Independent School District School Building Capital Appreciation Refunding G.O. Unlimited Bonds, 0.00%, 8/15/37	15,000	2,948
Lewisville Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.25%, 8/15/18	5,000	5,507
Panhandle Regional Housing Finance Agency Revenue Bonds, Series A (GNMA Insured), 6.50%, 7/20/21	500	541
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 6.00%, 10/1/16	1,000	1,041
6.00%, 10/1/21	1,250	1,305
San Antonio Electric & Gas Revenue Bonds, Series A, 5.25%, 2/1/16	6,490	6,689
San Antonio Electric & Gas Revenue Bonds, Series A, Prerefunded, 5.25%, 2/1/09	875	904
5.25%, 2/1/09	3,510	3,627
Texas Municipal Power Agency Revenue Refunding Bonds, Sub Lien (FGIC Insured), 4.40%, 9/1/11	5,000	5,004

		31,292

Virgin Islands - 0.1%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note, 5.63%, 10/1/10	540	554

TAX-EXEMPT FIXED INCOME FUNDS     7     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 88.8% – CONTINUED
Virginia - 1.7%
Virginia Housing Development Authority Commonwealth Mortgage Revenue Bonds (AMT), Series C, 4.50%, 7/1/15	$3,000	$3,030
Virginia Housing Development Authority Commonwealth Mortgage Revenue Bonds, Series F - Subseries F-1 (G.O. of Authority Insured), 4.00%, 4/1/12	2,000	2,042
Virginia Housing Development Authority Commonwealth Mortgage Revenue Bonds, Subseries D-3 (AMT) (G.O. of Authority Insured), 4.55%, 4/1/23	2,000	1,912
Virginia State Housing Development Authority Revenue Bonds, Subseries E-1 (AMT) (G.O. of Authority Insured), 4.00%, 4/10/10	5,100	5,170

		12,154

Washington - 3.0%
King County Sewerage Revenue Bonds, Series B, 5.13%, 1/1/24	5,000	5,227
Washington State G.O. Unlimited Bonds, Series S-4, 5.75%, 1/1/12	10,000	10,466
Washington State Motor Vehicle Tax G.O. Unlimited Bonds, Series F, 0.00%, 12/1/22	10,655	5,415

		21,108

Total Municipal Bonds

(Cost $611,789)		620,633

	NUMBER	VALUE
	OF SHARES	(000S)
INVESTMENT COMPANIES - 3.0%
AIM Tax-Free Cash Reserve Portfolio	19,463,988	19,464
Dreyfus Tax-Exempt Cash Management Fund	1,321,732	1,322

Total Investment Companies

(Cost $20,786)		20,786

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 8.0%
California Statewide Communities Development Authority Revenue VRDB, University of San Diego (BNP Paribas LOC), 3.38%, 1/2/08	$2,200	$2,200
Chemung County Industrial Development Agency Civic Facilities Revenue VRDB, Series A, Elmira College Project (JP Morgan Chase Bank LOC), 3.47%, 1/3/08	6,600	6,600
Collier County Health Facilities Authority Revenue VRDB, Cleveland Health Clinic, Series C-1 (JP Morgan Chase & Co. LOC), 3.75%, 1/2/08	1,600	1,600
Connecticut State Health & Educational Facility Authority Revenue VRDB, Series Y-3, Yale University, 3.55%, 1/2/08	4,000	4,000
Connecticut State Health & Educational Facility Authority Revenue VRDB, Series V-1, Yale University, 3.55%, 1/2/08	1,000	1,000
Highlands County Health Facilities Authority Revenue VRDB, Series A, Adventist/Sunbelt (Suntrust Bank LOC), 3.42%, 1/3/08	95	95
Intermountain Power Agency Power Supply Revenue Bonds, Series F (AMBAC Insured), 3.40%, 6/2/08	5,000	5,000
Jacksonville PCR Daily Refunding Revenue VRDB, Florida Power and Light Co. Project, 3.75%, 1/2/08	6,400	6,400
Kentwood Economic Development Corp. Limited Obligation Revenue VRDB, Series B, Holland Homes (LaSalle Bank N.A. LOC), 3.42%, 1/3/08	4,900	4,900
Lee County Housing Finance Authority Multifamily Housing Revenue Refunding VRDB, Series A, Forestwood Apartments Project A (FNMA Insured), 3.48%, 1/2/08	300	300

NORTHERN FUNDS QUARTERLY REPORT     8     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
     SCHEDULE OF INVESTMENTS
     INTERMEDIATE TAX - EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 8.0% – (CONTINUED)
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-1, 3.31%, 1/3/08	$50	$50
Louisiana Offshore Terminal Authority Deepwater Port Revenue Refunding VRDB, Series A, Loop LLC Project (SunTrust Bank LOC), 3.74%, 1/2/08	200	200
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, Series GG-1, Harvard University, 3.27%, 1/3/08	5,000	5,000
Michigan State Hospital Finance Authority Revenue Refunding VRDB, Series A, Crittenton Hospital (Comerica Bank LOC), 3.75%, 1/2/08	2,100	2,100
Minnesota Higher Education Facilities Authority Revenue VRDB, Concordia University St. Paul (U.S. Bank N.A. LOC), 3.77%, 1/2/08	100	100
Mississippi Medical Center Educational Building Corp. Revenue VRDB, Adult Hospital Project (AMBAC Insured), 3.42%, 1/3/08	835	835
Missouri Development Finance Board Cultural Facilities Revenue VRDB, Series B, Nelson Gallery Foundation (MBIA Insured), 3.75%, 1/2/08	900	900
Palm Beach County Health Facilities Authority Revenue VRDB, Bethesda Healthcare Systems Project (Suntrust Bank LOC), 3.74%, 1/2/08	1,500	1,500
Pennsylvania Turnpike Commission Turnpike Revenue VRDB, Series C (AMBAC Insured), 3.47%, 1/3/08	10,000	10,000
Texas Water Development Board Revenue Refunding VRDB, Sub Lien Series A, State Revolving, 3.73%, 1/2/08	300	300
Utah Transit Authority Sales Tax Revenue VRDB, Subseries B (Fortis Bank S.A./N.V. LOC), 3.70%, 1/2/08	1,400	1,400
Valdez Marine Term Revenue Refunding VRDB, Series B, BP Pipelines Project, 3.75%, 1/2/08	610	610
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Meriter Hospital, Inc. Project (M&I Marshall Ilsley LOC), 3.80%, 1/2/08	1,200	1,200

Total Short-Term Investments

(Cost $56,290)		56,290

Total Investments - 99.8%

(Cost $688,865)		697,709
Other Assets less Liabilities - 0.2%		1,092

NET ASSETS - 100.0%		$698,801

(1)	When-Issued Security
Percentages shown are based on Net Assets.
At December 31, 2007, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Agriculture	5.9%
Education	5.6
General	7.6
General Obligation	19.8
Higher Education	7.2
School District	6.8
Transportation	14.0
Utilities	6.9
All other sectors less than 5%	26.2

Total	100.0%
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$688,865

Gross tax appreciation of investments	$10,501
Gross tax depreciation of investments	(1,657)

Net tax appreciation of investments	$8,844

TAX-EXEMPT FIXED INCOME FUNDS     9     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)
With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.
Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:
AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

Colld. — Collateralized

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assurance

GNMA -Government National Mortgage Association

G.O. — General Obligation

Gtd. — Guaranteed

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PSF — Permanent School Fund

SFM — Single Family Mortgage

TCRS — Transferable Custodial Receipts

TRB — Tax Revenue Bonds

VRDB — Variable Rate Demand Bonds

XLCA — XL Capital Assurance

NORTHERN FUNDS QUARTERLY REPORT     10     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
     SCHEDULE OF INVESTMENTS
     SHORT-INTERMEDIATE TAX - EXEMPT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 73.6%
Alabama - 1.8%
Jefferson County Sewer Capital Improvement Revenue Bonds, Series A (FGIC Insured), Prerefunded, 5.50%, 2/1/11	$2,000	$2,155

Alaska - 0.6%
Alaska Municipal Bond Bank Authority Revenue Bonds, Series C (MBIA Insured), Prerefunded, 5.75%, 9/15/10	750	800

Arizona - 4.5%
Arizona School Facilities Board Revenue Bonds, State School Improvement, Prerefunded, 5.25%, 7/1/12	1,125	1,219
Phoenix Civic Improvement Corp. Municipal Facilities Subordinate Excise TRB (FGIC Insured), Prerefunded, 5.75%, 7/1/10	1,000	1,073
Phoenix Civic Improvement Corp. Transit Excise TRB, (AMBAC Insured), Light Rail Project 5.00%, 7/1/17	2,000	2,158
Salt Verde Financial Corp. Gas Revenue Bonds, 5.25%, 12/1/20	1,000	1,033

		5,483

California - 2.1%
California State G.O. Refunding Bonds, 5.00%, 11/1/12	1,000	1,071
Long Beach Bond Finance Authority Natural Gas Purpose Revenue Bonds, Series A, 5.25%, 11/15/19	500	513
5.25%, 11/15/20	1,000	1,019

		2,603

Colorado - 3.3%
Colorado Department of Transportation Revenue Anticipation Notes, Series A (MBIA Insured), 5.50%, 6/15/12	1,000	1,091
Regional Transportation District COP, Series A (FGIC Insured), 5.00%, 6/1/11	1,750	1,840
Regional Transportation District Sales TRB, Series A, Fastracks Project (AMBAC Insured), Prerefunded, 5.00%, 11/1/16	1,000	1,106

		4,037

Florida - 6.8%
Florida State Board of Education Capital Outlay 2007 G.O. Unlimited Bonds, Series B, 4.00%, 6/1/12	675	694
Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Series E (FSA Insured), Prerefunded, 5.63%, 6/1/10	2,000	2,135
Florida State Department of Transportation Right of Way Refunding G.O. Unlimited Bonds, Series B, 6.38%, 7/1/14	1,500	1,751
Polk County Transportation Improvement Revenue Bonds (FSA Insured), Prerefunded, 5.25%, 12/1/10	1,000	1,068
Seminole County Water & Sewerage Revenue Bonds (MBIA-IBC-BNY Insured), Prerefunded, 5.38%, 10/1/09	2,000	2,099
Tallahassee Blueprint 2000 Intergovernmental Agency Revenue Bonds (MBIA Insured), 5.00%, 10/1/14	500	544

		8,291

Georgia - 2.6%
Coweta County Development Authority Revenue Bonds, Newnan Water & Sewerage Project (AMBAC Insured), Prerefunded, 5.25%, 1/1/10	1,000	1,050
De Kalb County School District G.O. Unlimited (State Aid Withholding), 5.00%, 2/1/11	1,000	1,054
Gwinnett County Water & Sewerage Authority Revenue Bonds (County Gtd.), Prerefunded, 5.00%, 8/1/12	1,000	1,074

		3,178

TAX-EXEMPT FIXED INCOME FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 73.6% – CONTINUED
Hawaii - 1.0%
Hawaii State G.O. Unlimited Bonds, Series CU (MBIA Insured), Prerefunded, 5.50%, 10/1/10	$1,165	$1,238

Idaho - 0.6%
University of Idaho Revenue Refunding Bonds, Series A, 4.38%, Mandatory Put 4/1/11	750	771

Illinois - 2.3%
Illinois State G.O. Unlimited Bonds, First Series (FGIC Insured), Prerefunded, 6.00%, 1/1/10	1,600	1,689
Kendall-Grundy Etc. Counties High School District No. 18 G.O. Unlimited Bonds, Series B, Kendall Etc. USD 308 (FGIC Insured), Prerefunded, 5.25%, 10/1/12	1,000	1,087

		2,776

Indiana - 0.4%
Mount Vernon of Posey County Multi- School Building Corp. Revenue Bonds, First Mortgage (AMBAC Insured-State Aid Withholding), 4.00%, 1/15/13	500	514

Kentucky - 0.9%
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project #66 (MBIA Insured), Prerefunded, 5.75%, 5/1/10	1,000	1,059

Louisiana - 1.9%
Louisiana State G.O. Unlimited Bonds, Series A (FGIC Insured), Prerefunded, 5.25%, 11/15/10	1,250	1,323
5.00%, 4/1/12	1,000	1,069

		2,392

Maryland - 0.9%
Montgomery County Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 5/1/12	1,000	1,073

Massachusetts - 1.1%
Massachusetts State Refunding G.O. Unlimited, Series A, 6.00%, 11/1/11	1,275	1,401

Michigan - 1.7%
Detroit Water Supply Systems Revenue Bonds, Series A, Senior Lien (MBIA Insured), Prerefunded, 5.25%, 7/1/13	1,000	1,094
East Lansing School District G.O. Unlimited Bonds, School Building & Site (Qualified-School Bond Loan Fund Insured), Prerefunded, 5.50%, 5/1/10	1,000	1,053

		2,147

Minnesota - 3.4%
Minneapolis-St Paul Metropolitan Airports Commission Airport Revenue Bonds, Subseries B (FGIC Insured), 5.00%, 1/1/20	1,000	1,047
Minnesota Public Facilities Authority Water PCR Bonds, Series A, 5.00%, 3/1/12	1,000	1,069
Minnesota State G.O. Unlimited Bonds, 5.00%, 8/1/09	1,000	1,031
5.00%, 8/1/09	1,000	1,031

		4,178

New Jersey - 5.2%
New Jersey Economic Development Authority Revenue Bonds, Series A, School Facilities Construction (AMBAC Insured), Prerefunded, 5.25%, 6/15/11	1,500	1,603
New Jersey State G.O. Unlimited Refunding Bonds, Series J (FGIC-TCRS Insured), 5.00%, 7/15/11	1,000	1,061
New Jersey State Transit Corp. COP Bonds, Series A (AMBAC Insured), 5.25%, 9/15/14	2,000	2,199

NORTHERN FUNDS QUARTERLY REPORT     2     TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
     SCHEDULE OF INVESTMENTS
     SHORT-INTERMEDIATE TAX-EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 73.6% – CONTINUED
New Jersey - 5.2% – (continued)
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A (FSA Insured), 3.75%, 12/15/12	$1,500	$1,504

		6,367

New Mexico - 1.1%
Albuquerque Water and Sewer System Improvement Revenue Refunding Bonds, Series A, 5.25%, 7/1/09	1,275	1,316

New York - 2.6%
New York G.O. Unlimited Bonds, Series C, 5.25%, 8/1/11	2,000	2,126
Triborough Bridge & Tunnel Authority, Series A, General Purpose (G.O. of Authority Insured), Prerefunded, 5.00%, 1/1/32	1,055	1,126

		3,252

Ohio - 3.4%
Chillicothe City School District G.O. Unlimited Bonds, School Improvement (FGIC Insured), Prerefunded, 5.00%, 12/1/14	1,000	1,097
Cuyahoga County Capital Improvement G.O. Limited Bonds, Prerefunded, 5.75%, 12/1/10	1,900	2,038
Ohio State Building Authority Revenue Refunding Bonds, Series A, State Facilities Administration Building Project, (FSA Insured), 5.00%, 4/1/09	1,000	1,024

		4,159

Oregon - 2.6%
Clackamas County School District No. 86 G.O. Unlimited Bonds (School Board Gtd.), Prerefunded, 5.25%, 6/15/10	1,000	1,051
Multnomah Clackamas Counties School District No. 10JT Gresham- Barlow G.O. Unlimited Bonds (FSA Insured) (School Bond Gtd.), Prerefunded, 5.50%, 6/15/11	1,000	1,077
Umatilla County School District No. 8R Hermiston G.O. Unlimited Bonds (MBIA Insured), Prerefunded, 5.20%, 6/15/09	1,000	1,031

		3,159

Pennsylvania - 4.1%
Allegheny County Port Authority Transportation Special Revenue Bonds (MBIA Insured), Prerefunded, 6.00%, 3/1/09	1,900	1,982
Pennsylvania State G.O. Unlimited, Third Series, 4.50%, 12/1/12	1,000	1,021
Pennsylvania Turnpike Commission Revenue Anticipation Notes, Series A (AMBAC Insured), 4.00%, 10/15/09	2,000	2,015

		5,018

South Carolina - 2.4%
Greenville County School District Revenue Bonds, Prerefunded, 5.50%, 12/1/12	1,750	1,936
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured), Prerefunded, 5.50%, 10/1/09	1,000	1,051

		2,987

Tennessee - 0.9%
Putnam County Schools G.O. Unlimited (FGIC Insured), Prerefunded, 5.88%, 4/1/10	1,000	1,059

Texas - 7.2%
Corpus Christi G.O. Certificates (FSA Insured), Prerefunded, 5.75%, 3/1/11	1,000	1,078
Fort Worth G.O. Certificates, Prerefunded, 4.38%, 3/1/13	1,000	1,047
Harris County Revenue Refunding Bonds, Senior Lien-Toll Road (FSA Insured), 5.38%, 8/15/09	1,000	1,037
Irving Improvement Refunding G.O. Limited Bonds, 5.00%, 9/15/11	1,000	1,063
TAX-EXEMPT FIXED INCOME FUNDS       3       NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 73.6% – CONTINUED
Texas - 7.2% – (continued)
San Antonio Electricity & Gas Revenue Bonds, Junior Lien, 5.50%, Mandatory Put 12/1/10	$2,000	$2,008
San Antonio General Improvement Refunding G.O. Limited Bonds, 4.00%, 8/1/12	1,585	1,632
Texas State Transportation Commission, First Tier, 5.00%, 4/1/09	1,000	1,024

		8,889

Utah - 4.3%
Alpine School District G.O. Unlimited Bonds (School Bond Gtd.), Prerefunded, 5.25%, 9/15/11	2,000	2,147
University of Utah COP (MBIA Insured), Escrowed to Maturity, 6.00%, 12/1/08	2,000	2,052
Utah State G.O. Unlimited Refunding Bonds, Series B, 5.38%, 7/1/12	1,000	1,089

		5,288

Virginia - 2.1%
Loudoun County Public Improvement G.O. Unlimited Bonds, Series B, (State Aid Withholding), 5.00%, 12/1/13	1,000	1,092
Virginia Public Building Facilities Authority Revenue Bonds, Series B, 5.00%, 8/1/12	1,355	1,455

		2,547

Washington - 0.9%
Franklin County Public Utility District No. 001 Electric Revenue Bonds (MBIA Insured), Prerefunded, 5.63%, 9/1/12	1,000	1,102

Wisconsin - 0.9%
Wisconsin State G.O. Unlimited, Series F (FSA Insured), Prerefunded, 5.50%, 5/1/12	1,000	1,090

Total Municipal Bonds

(Cost $89,449)		90,329

	NUMBER OF	VALUE
	SHARES	(000S)
INVESTMENT COMPANY - 3.7%
AIM Tax-Free Cash Reserve Portfolio	4,524,440	$4,524

Total Investment Company

(Cost $4,524)		4,524

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 20.3%
Alexandria IDA Revenue Refunding VRDB, Goodwin House (Wachovia Bank N.A. LOC), 3.67%, 1/2/08	$800	800
Arizona Health Facilities Authority Revenue VRDB, Series A (MBIA Insured), 3.47%, 1/2/08	300	300
Blount County Public Building Authority Revenue VRDB, Series A-4-A, 3.81%, 1/2/08	1,100	1,100
Chemung County Industrial Development Agency Civic Facilities Revenue VRDB, Series A, Elmira College Project (JP Morgan Chase Bank LOC), 3.47%, 1/3/08	2,000	2,000
Everett Public Facilities District Project Revenue VRDB, 3.80%, 1/2/08	2,000	2,000
Gainesville Utilities Systems Revenue VRDB, Series A, 3.45%, 1/2/08	200	200
Illinois Finance Authority Revenue VRDB, Series B-2, Northwestern Memorial Hospital, 3.75%, 1/2/08	300	300
Iowa Finance Authority Health Care Facilities VRDB, Care Initiatives Project (KBC Bank N.V. LOC), 3.80%, 1/2/08	770	770
Jacksonville PCR Daily Refunding Revenue VRDB, Florida Power and Light Co. Project, 3.75%, 1/2/08	4,800	4,800
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-1, 3.31%, 1/3/08	350	350
NORTHERN FUNDS QUARTERLY REPORT       4       TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
     SCHEDULE OF INVESTMENTS
     SHORT-INTERMEDIATE TAX-EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 20.3% – CONTINUED
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities Revenue Refunding VRDB, Series A, Exxonmobil Project, 3.60%, 1/2/08	$200	$200
Lufkin Health Facilities Development Corp. Revenue Refunding VRDB, Memorial Health System (Wachovia Bank N.A. LOC), 3.80%, 1/2/08	1,000	1,000
Michigan State Hospital Finance Authority Revenue Refunding VRDB, Series A, Crittenton Hospital (Comerica Bank LOC), 3.75%, 1/2/08	2,000	2,000
Missouri State Health & Educational Facilities Authority Educational Facilities VRDB, Series B, Saint Louis University, 3.78%, 1/2/08	400	400
Montana Facility Finance Authority Revenue VRDB, Series A, Sister of Charity, 3.75%, 1/2/08	900	900
Parma Hospital Revenue VRDB, Series C, Parma Community General Hospital (JP Morgan Chase Bank LOC), 3.43%, 1/3/08	2,000	2,000
Platte County PCR Adjustable Rate Revenue VRDB, Series A, Tri-State G&T (National Rural Utilities Finance LOC), 3.75%, 1/2/08	1,200	1,200
Rockford Adjustable Revenue VRDB, Wesley Willows Obligation (M&I Marshall Ilsley LOC), 3.73%, 1/2/08	2,000	2,000
Sevier County Public Building Authority Revenue VRDB, Series IV- 3, Local Government Public Improvement (FSA Insured), 3.82%, 1/2/08	2,000	2,000
Wayne Charter County Economic Development Corp. Revenue VRDB, University Detroit Jesuit Project (Allied Irish Bank PLC LOC), 3.43%, 1/3/08	600	600

Total Short-Term Investments

(Cost $24,920)		24,920

Total Investments - 97.6%

(Cost $118,893)		119,773
Other Assets less Liabilities - 2.4%		2,881

NET ASSETS - 100.0%		$122,654
Percentages shown are based on Net Assets.
At December 31, 2007, the industry sectors for the Short-Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	8.1%
General Obligation	24.3
Medical	6.1
Pollution	5.9
School District	10.4
Transportation	13.3
Utilities	8.7
All other sectors less than 5%	23.2

Total	100.0%
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$118,893

Gross tax appreciation of investments	$944
Gross tax depreciation of investments	(64)

Net tax appreciation of investments	$880

TAX-EXEMPT FIXED INCOME FUNDS      5      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)
With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.
Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:
AMBAC — American Municipal Bond Assurance Corporation
COP — Certificate of Participation
FGIC — Financial Guaranty Insurance Corporation
FSA — Financial Security Assurance
G.O. — General Obligation
Gtd. — Guaranteed
IBC — Insured Bond Certificates
IDA — Industrial Development Authority
LOC — Letter of Credit
MBIA — Municipal Bond Insurance Association
PCR — Pollution Control Revenue
TCRS — Transferable Custodial Receipts
TRB — Tax Revenue Bonds
VRDB — Variable Rate Demand Bonds
NORTHERN FUNDS QUARTERLY REPORT       6      TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
     SCHEDULE OF INVESTMENTS
     TAX-EXEMPT FUND

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 93.7%
Alabama - 0.8%
Alabama Public School & College Authority Capital Improvement Revenue Bonds, 5.00%, 12/1/22	$5,000	$5,355

Arizona - 2.5%
Arizona Student Loan Acquisition Authority Revenue Refunding Bonds, Series A-1 (AMT) (Student Loans Gtd.), 5.90%, 5/1/24	1,000	1,044
Arizona Tourism & Sports Authority Revenue Bonds, Series A, Multipurpose Stadium Facility (MBIA Insured), 5.00%, 7/1/31	2,250	2,303
Maricopa County Unified School District No 89 Dysart G.O. Bonds, Series B, School imporvement Project of 2006 (AMBAC Insured), 5.00%, 7/1/27	3,500	3,673
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Unrefunded Balance, 6.25%, 7/1/15	235	238
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Prerefunded, 6.25%, 7/1/08	2,765	2,810
Phoenix Civic Improvement Corp. District Capital Appreciation Revenue Bonds, Series B (FGIC Insured), 0.00%, 7/1/20	2,045	1,715
Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured), 5.00%, 7/1/17	5,000	5,395

		17,178

California - 14.8%
Anaheim PFA Revenue Bonds, Electric System Distributing Facilities (MBIA Insured), Prerefunded, 5.00%, 10/1/08	2,345	2,404
Anaheim Redevelopment Agency Tax Allocation Refunding Bonds, Series A, Merged Redevelopment Project (FSA Insured), 5.00%, 2/1/31	2,500	2,558
Antelope Valley Community College District G.O. Bonds, Series B, Election 2004 (MBIA Insured), 5.25%, 8/1/39	2,000	2,139
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (FGIC Insured), 5.00%, 8/1/17	5,000	5,306
5.00%, 8/1/17	5,000	5,396
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (XLCA Insured), 5.00%, 8/1/13	5,000	5,208
California Housing Finance Agency Revenue Bonds, Series E (AMT), Home Mortgage (FGIC Insured), 5.00%, 2/1/24	3,245	3,245
California State Department of Water Resources Power Supply Revenue Bonds, Series A, 6.00%, 5/1/14	12,000	13,317
California State G.O. Unlimited Bonds, 5.25%, 2/1/25	3,500	3,653
5.75%, 5/1/30	130	137
California State G.O. Unlimited Bonds, Prerefunded, 5.75%, 5/1/10	50	53
5.75%, 5/1/10	400	427
California State G.O. Unlimited Refunding Bonds (MBIA Insured), 4.25%, 8/1/33	3,000	2,779
Colton Joint Unified School District Capital Appreciation G.O. Unlimited Bonds, Series C, Election of 2001 (FGIC Insured), 0.00%, 2/1/32	5,800	1,623
Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, 0.00%, 8/1/29	8,410	2,698
0.00%, 8/1/30	8,855	2,682
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed, 5.00%, 6/1/45	5,000	4,743
TAX-EXEMPT FIXED INCOME FUNDS      1       NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 93.7% – CONTINUED
California - 14.8% – (continued)
Hemet Unified School District G.O. Unlimited Bonds, Series A, Election of 2006 (FSA Insured), 4.50%, 8/1/37	$10,000	$9,823
Kern High School District G.O. Unlimited Refunding Bonds, Series A (MBIA Insured), 6.60%, 2/1/17	1,845	2,023
6.60%, 8/1/17	1,825	2,001
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project, 5.00%, 10/1/21	5,000	5,318
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (MBIA Insured), 5.00%, 7/1/29	2,500	2,585
Menlo Park G.O. Unlimited Bonds, 5.25%, 8/1/27	1,000	1,058
Moreland School District G.O. Unlimited Bonds, Series C, Election of 2002 (FGIC Insured), 0.00%, 8/1/28	3,000	1,070
Orange County Sanitation District COP (FGIC Insured), Prerefunded, 5.25%, 8/1/13	10,000	11,008
San Mateo Union High School District COP Convertible Capital Appreciation, Series B, Phase I Projects (AMBAC Insured), 0.00%, 12/15/43	10,000	5,443
Southern California Public Power Authority Revenue Bonds, Series A, Natural Gas Project No.1, 5.00%, 11/1/33	2,000	1,949
Walnut Valley Unified School District G.O. Unlimited Bonds, Series A (MBIA Insured), Escrowed to Maturity, 6.00%, 8/1/13	1,000	1,139

		101,785

Colorado - 0.7%
Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded, 6.50%, 11/15/11	1,000	1,123
Denver City & County Special Facilities Airport Revenue Bonds, Series A (AMT), Rental Car Project (MBIA Insured), 6.00%, 1/1/14	3,360	3,472

		4,595

Connecticut - 1.5%
Connecticut State Higher Education Supplement Loan Authority Revenue Refunding Bonds, Series A (AMT), Family Education Loan Program (MBIA Insured), 4.75%, 11/15/18	990	1,005
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure, Partially Prerefunded, 7.13%, 6/1/10	8,625	9,153

		10,158

Delaware - 0.8%
Delaware State Housing Authority Revenue Bonds, Series A, Single Family Mortgage, (1) 5.80%, 7/1/35	5,420	5,687

District of Columbia - 2.3%
District of Columbia Ballpark Revenue Bonds, Series B-1 (FGIC Insured), 5.00%, 2/1/35	10,000	10,033
District of Columbia Revenue Bonds, Gains-Georgetown University (AMBAC Insured), 0.00%, 4/1/40	10,000	6,051

		16,084

Florida - 6.6%
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C, 7.05%, 5/1/15	1,300	1,302
Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Unrefunded Balance, 9.13%, 6/1/14	2,090	2,451
NORTHERN FUNDS QUARTERLY REPORT      2      TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
     SCHEDULE OF INVESTMENTS
     TAX-EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 93.7% – CONTINUED
Florida - 6.6% – (continued)
Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Escrowed to Maturity, 9.13%, 6/1/14	$325	$426
Florida State Board of Education Lottery Revenue Bonds, Series A (AMBAC Insured), 5.00%, 7/1/18	5,000	5,401
Florida State Broward County G.O. Unlimited Bonds, Escrowed to Maturity, 10.00%, 7/1/14	15,950	20,194
Orlando Utilities Commission Water & Electric Revenue Refunding Bonds, Series D, Escrowedto Maturity, 6.75%, 10/1/17	7,700	9,154
Poinciana Community Development District Special Assessment Bonds, Series A, 7.13%, 5/1/31	900	930
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	4,925	5,426

		45,284

Georgia - 2.4%
Forsyth County G.O. Unlimited Bonds, Prerefunded, 6.00%, 3/1/10	3,290	3,516
Gainesville & Hall County Development Authority Revenue Bonds, Series C, Senior Living Facilities - Lanier Village, 7.25%, 11/15/29	2,000	2,129
Georgia Municipal Electric Authority Power Revenue Bonds, Series B (FGIC-TCRS Insured), 6.38%, 1/1/16	2,300	2,735
Georgia State G.O. Unlimited Bonds, Series E, 5.00%, 8/1/22	5,000	5,407
Georgia State Housing & Finance Authority Revenue Bonds, Series B (AMT), SFM (G.O. of Authority Insured), 5.00%, 12/1/26	1,500	1,480
Private Colleges & Universities Authority Student Housing Revenue Bonds, Series A, Mercer Housing Corp. Project, 6.00%, 6/1/21	1,000	1,041

		16,308

Hawaii - 0.8%
Hawaii State Airport System Refunding Revenue Bonds (AMT) (FGIC Insured), 5.75%, 7/1/13	5,000	5,297

Illinois - 5.5%
Bolingbrook Capital Appreciation G.O. Unlimited Bonds, Series B (MBIA Insured), 0.00%, 1/1/33	1,400	364
Chicago Board of Education Refunding G.O. Unlimited Bonds, Series B (AMBAC Insured), 5.00%, 12/1/20	5,000	5,402
Chicago O’Hare International Airport Third Lien Revenue Bonds, Series B-2 (AMT) (XLCA Insured), 6.00%, 1/1/29	11,000	11,687
Cook County Capital Improvement G.O. Unlimited Bonds, Series C (AMBAC Insured), 5.00%, 11/15/25	2,500	2,593
Illinois Development Finance Authority Economic Development Revenue Bonds, Latin School of Chicago Project, Prerefunded, 5.60%, 8/1/08	350	355
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded, 6.00%, 5/1/12	750	838
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded, 6.00%, 11/15/12	1,000	1,117
Illinois State G.O. Unlimited Bonds, 1st Series, 5.60%, 8/1/21	5,000	5,231
TAX-EXEMPT FIXED INCOME FUNDS      3      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 93.7% – CONTINUED
Illinois - 5.5% – (continued)
Metropolitan Pier & Exposition Authority Revenue Bonds, Series A, McCormick Place Expansion (MBIA Insured), 5.25%, 6/15/42	$10,000	$10,345

		37,932

Indiana - 3.6%
Franklin Township Independent School Building Corp. Marion County First Mortgage Revenue Bonds, Prerefunded, 6.50%, 7/15/10	5,000	5,502
Hamilton County Independent Public Building Corp. First Mortgage G.O. Unlimited Bonds, 7.25%, 8/1/13	4,200	4,899
Indiana Office Building Commission Capital Complex Revenue Bonds, Series B (MBIA Insured), 7.40%, 7/1/15	5,620	6,819
Indianapolis Industrial Utilities District Revenue Refunding Bonds, Series B (FGIC Insured), 3.50%, 6/1/18	3,280	3,128
Indianapolis Industrial Utilities District Revenue Refunding Bonds, Series B (FGIC Insured), Escrowed to Maturity, 4.00%, 6/1/08	2,275	2,284
Monroe County Hospital Authority Revenue Bonds, Series B, Bloomington Hospital Obligation Group (FSA Insured), 6.00%, 5/1/29	2,000	2,070

		24,702

Iowa - 0.8%
Tobacco Settlement Authority of Iowa Tobacco Settlement Revenue Bonds, Series B, Asset Backed, Prerefunded, 5.60%, 6/1/11	5,000	5,403

Kansas - 0.3%
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III, 6.25%, 11/15/18	1,685	1,808

Kentucky - 1.5%
Louisville & Jefferson County Metropolitan Sewer District Sewer & Drain System Revenue Bonds, Series A (MBIA Insured), 5.50%, 5/15/34	10,000	10,663

Maryland - 2.3%
Maryland State G.O. Unlimited Bonds, State and Local Facilities, 2nd Series, 5.00%, 8/1/10	5,000	5,239
Montgomery Improvement G.O. Unlimited Bonds, Series A, Consolidated Public Improvement, 5.00%, 5/1/18	5,000	5,516
Prince Georges County G.O. Limited Refunding Bonds, Series B, Consolidated Public Improvement, 5.00%, 7/15/23	5,000	5,368

		16,123

Massachusetts - 3.0%
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University (G.O. of Institution Insured), 6.25%, 4/1/20	10,000	12,304
Massachusetts State Water Pollution Abatement Revenue Bonds, Series A, MWRA Program, 6.00%, 8/1/19	3,000	3,592
Massachusetts State Water Resources Authority Revenue Refunding Bonds, Series D (MBIA Insured G.O. of Authority), 5.00%, 8/1/24	5,000	5,085

		20,981

Michigan - 0.5%
Wayne Charter County Airport Revenue Bonds, Series B (MBIA Insured), Prerefunded, 4.88%, 12/1/08	2,500	2,567
Wayne Charter County Revenue Refunding Bonds, Series C (FGIC Insured), 5.38%, 12/1/15	1,000	1,080

		3,647

NORTHERN FUNDS QUARTERLY REPORT      4      TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 93.7% – CONTINUED
Minnesota - 0.9%
Minnesota State G.O. Unlimited Bonds, 5.00%, 10/1/09	$5,000	$5,168
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (MBIA Insured), 5.35%, 7/1/17	475	492
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series F, 5.70%, 1/1/17	825	833

		6,493

Mississippi - 0.9%
Jackson State University Educational Building Corp. Revenue Bonds, Campus Facilties Project, 5.00%, Mandatory Put 3/1/15	6,000	6,390

Missouri - 0.4%
Metro Development Agency District Revenue Bonds, Series B, Metrolink Cross Country Project (FSA Insured), 5.25%, 10/1/17	2,500	2,721

Nevada - 0.8%
Clark County IDR Bonds, Series A (AMT), Southwest Gas Corp. Project (AMBAC Insured), 5.25%, 7/1/34	5,570	5,643

New Jersey - 3.1%
New Jersey Economic Development Authority Revenue Bonds, Cigarette Tax, 5.75%, 6/15/29	5,000	4,897
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded, 6.25%, 7/1/12	445	500
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Unrefunded — Atlantic City Medical, 6.25%, 7/1/17	555	601
New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured), 0.00%, 1/1/35	5,000	3,659
New Jersey State Various Purpose G.O. Unlimited Bonds, 5.00%, 6/1/20	6,325	6,827
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A (FSA Insured), 4.00%, 12/15/17	5,000	5,010

		21,494

New York - 12.8%
Dutchess County IDA Civic Facilities Revenue Bonds, Bard College Civic Facilities, Prerefunded, 5.75%, 8/1/10	2,000	2,151
Metropolitan Transportation Authority Commuter Facilities Revenue Bonds, Series A, Prerefunded, 6.00%, 7/1/09	2,500	2,613
Metropolitan Transportation Authority Revenue Bonds, Series B, 5.00%, 11/15/37	10,000	10,234
New York City G.O. Unlimited Bonds, Series A, Unrefunded Balance, 6.00%, 5/15/30	50	53
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series B, Prerefunded, 6.00%, 6/15/10	1,940	2,093
New York City Municipal Water Finance Authority Water & Sewer System Revenue Crossover Refunding Bonds, Series B, Unrefunded Balance, 6.00%, 6/15/33	1,160	1,242
New York City Transitional Finance Authority Revenue Bonds, Series B, Future Tax Secured, Prerefunded, 6.00%, 5/15/10	4,000	4,306
New York City Transitional Finance Authority Revenue Bonds, Series C, Prerefunded, 5.50%, 11/1/29	5,000	5,321
New York City Transitional Finance Authority Revenue Bonds, Series E, Future Tax Secured (FGIC Insured), 5.25%, 2/1/17	5,000	5,392
New York G.O. Unlimited Bonds (AMBAC-TCRS-BNY) Prerefunded, 5.50%, 6/1/13	5,000	5,553
TAX-EXEMPT FIXED INCOME FUNDS       5       NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 93.7% – CONTINUED
New York - 12.8% – (continued)
New York G.O. Unlimited Bonds, Series G, (1) 5.00%, 8/1/24	$2,500	$2,596
New York State Dormitory Authority Lease Revenue Bonds, Series A, University Dormitory Facilities, Prerefunded, 6.25%, 7/1/10	1,115	1,210
New York State Thruway Authority Revenue Bonds, Series A, General Highway & Bridge Trust Fund (AMBAC Insured), 5.00%, 4/1/20	2,500	2,672
New York State Thruway Authority State Personal Income TRB, Series A, 5.25%, 3/15/21	5,000	5,507
New York State Urban Development Corp. Revenue Refunding Bonds, Series A, Service Contract (FSA Insured), 5.25%, 1/1/19	10,000	11,179
Port Authority of New York & New Jersey Revenue Bonds, Series 109 (G.O. of Authority), 5.38%, 1/15/32	2,000	2,012
Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (MBIA Insured), 5.25%, 10/15/19	5,000	5,430
Tobacco Settlement Financing Authority Revenue Bonds, Series B-1C, 5.50%, 6/1/16	10,000	10,550
5.50%, 6/1/18	5,000	5,315
5.50%, 6/1/19	2,500	2,676

		88,105

North Carolina - 3.6%
North Carolina State Eastern Municipal Power Agency Power System Revenue Bonds, Series A, Escrowed to Maturity, 6.50%, 1/1/18	2,655	3,269
North Carolina State Eastern Municipal Power Agency Power System Revenue Bonds, Series D, 6.75%, 1/1/26	1,250	1,318
North Carolina State Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series B, 7.00%, 1/1/08	10,000	10,000
North Carolina State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 4/1/11	5,000	5,290
North Carolina State G.O. Unlimited Refunding Bonds, Series E, 5.00%, 2/1/10	5,000	5,196

		25,073

Ohio - 1.0%
Cleveland Airport System Revenue Bonds, Series A, 5.00%, 1/1/23	5,000	5,225
Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C (AMT), Residential Mortgage- Backed Securities (Colld. by GNMA Securities), 5.15%, 3/1/13	640	656
Plain Local School District G.O. Unlimited Bonds (FGIC Insured), 6.00%, 12/1/25	190	203
Plain Local School District G.O. Unlimited Bonds (FGIC Insured), Prerefunded, 6.00%, 6/1/11	810	884

		6,968

Oklahoma - 1.2%
McGee Creek Authority Water Revenue Bonds (MBIA Insured), 6.00%, 1/1/13	6,000	6,362
Payne County Economic Development Authority Student Housing Revenue Bonds, Series A, Collegiate Housing Foundation, Prerefunded, 6.38%, 6/1/11	2,000	2,203

		8,565

NORTHERN FUNDS QUARTERLY REPORT       6       TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 93.7% – CONTINUED
Oregon - 0.7%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds, Series D (AMT), 5.00%, 7/1/26	$3,505	$3,455
Oregon State Housing & Community Services Department Mortgage Revenue Bonds, Series E, SFM Program (FHA Insured), 6.15%, 7/1/30	350	356
Oregon State Housing & Community Services Department Mortgage Revenue Bonds, Series F, SFM Project, 5.55%, 7/1/30	1,160	1,182

		4,993

Pennsylvania - 3.6%
Montgomery County Higher Education & Health Authority Revenue Bonds, Series A, Philadelphia Geriatric Center, Prerefunded, 7.38%, 12/1/09	3,000	3,276
Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 72A (AMT), 4.80%, 4/1/12	750	767
Pennsylvania State G.O. Unlimited Bonds, Second Series (FGIC Insured), 5.00%, 7/1/09	5,000	5,144
Pennsylvania State G.O. Unlimited Bonds, Second Series, 5.00%, 3/1/10	5,000	5,199
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, LaSalle University, 5.50%, 5/1/34	1,330	1,345
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, UPMC Health System, 6.00%, 1/15/22	1,750	1,877
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project, 6.75%, 9/1/32	1,475	1,530
Philadelphia Refunding G.O. Unlimited Bonds, Series A (FSA Insured), 5.00%, 8/1/18	5,000	5,405

		24,543

Puerto Rico - 4.6%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds, Series B, Prerefunded, 6.00%, 7/1/10	2,000	2,155
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds, Series D, Prerefunded, 5.25%, 7/1/12	11,260	12,147
Puerto Rico Commonwealth Public Improvement Refunding G.O. Unlimited Bonds, Series A (FGIC Insured) 5.50%, 7/1/22	2,000	2,202
Puerto Rico Highway & Transportation Authority Revenue Refunding Bonds, Series CC (FSA Insured),(1) 5.25%, 7/1/33	10,000	11,034
Puerto Rico Sales Tax Financing Corp. Capital Appreciation Revenue Bonds, Series A, 0.00%, 8/1/54	50,000	4,432

		31,970

Rhode Island - 0.5%
Rhode Island State Economic Development Corp. Airport Revenue Bonds, Series B (FGIC Insured), Prerefunded, 6.50%, 7/1/10	3,000	3,270

South Carolina - 0.2%
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, Prerefunded, 5.50%, 10/1/09	1,250	1,314

Tennessee - 1.5%
Tennessee Housing Development Agency Revenue Bonds (AMT), Homeownership Program Issue 3, 5.50%, 7/1/38	10,000	10,579

TAX-EXEMPT FIXED INCOME FUNDS       7       NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 93.7% – CONTINUED
Texas - 6.0%
Alamo Community College District G.O. Limited Bonds (FGIC Insured), 4.50%, 8/15/33	$10,000	$9,689
Birdville Independent School District Capital Appreciation G.O. Unlimited Bonds (PSF Gtd.), Prerefunded, 0.00%, 2/15/10	1,795	923
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds, Series A (AMT) (AMBAC Insured), 5.00%, 11/1/32	1,110	1,094
Harris County Health Facilities Development Corp. Revenue Bonds, Series A, Christus Health (MBIA Insured), Escrowed to Maturity, 5.50%, 7/1/09	180	187
Harris County Revenue Refunding Bonds, Series A, Senior Lien - Toll Road (FSA Insured), Prerefunded, 5.25%, 8/15/10	10,000	10,532
Leander Independent School District School Building Capital Appreciation Refunding G.O. Unlimited Bonds (PSF Gtd.), 0.00%, 8/15/37	16,820	3,305
Lewisville Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.25%, 8/15/18	5,000	5,507
Parker County Hospital District Revenue Bonds, Campbell Health System, Prerefunded, 6.25%, 8/15/09	1,000	1,069
Pflugerville Certificates G.O. Limited Bonds (AMBAC Insured), 5.00%, 8/1/33	3,075	3,138
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 6.00%, 10/1/16	1,000	1,041
6.00%, 10/1/21	1,250	1,305
Texas State Veterans Housing Assistance G.O. Unlimited Bonds, Series C (AMT), Fund II, 6.10%, 6/1/21	3,000	3,109
Waxahachie Independent School District Capital Appreciation G.O. Unlimited Bonds (PSF Gtd.), Unrefunded Balance, 0.00%, 8/15/16	240	148
0.00%, 8/15/23	190	72
0.00%, 8/15/28	305	83
0.00%, 8/15/30	320	76

		41,278

Virginia - 0.3%
Virginia Housing Development Authority Commonwealth Mortgage Revenue Bonds, Subseries D-3 (AMT) (G.O. of Authority Insured), 4.55%, 4/1/23	2,000	1,912

Washington - 0.9%
Washington State G.O. Unlimited Bonds, Series B & AT-7, 6.40%, 6/1/17	5,200	6,106

Total Municipal Bonds

(Cost $ 628,931)		646,407

	NUMBER	VALUE
	OF SHARES	(000S)
INVESTMENT COMPANIES - 0.8%
AIM Tax-Free Cash Reserve Portfolio	5,055,901	5,056
Dreyfus Tax-Exempt Cash Management Fund	32,038	32

Total Investment Companies

(Cost $5,088)		5,088

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 5.3%
Chemung County Industrial Development Agency Civic Facilities Revenue VRDB, Series A, Elmira College Project (JP Morgan Chase Bank LOC), 3.47%, 1/3/08	$1,200	1,200
Du Page County Revenue VRDB, Benedictine University Building Project (National City Bank LOC), 3.44%, 1/3/08	500	500
NORTHERN FUNDS QUARTERLY REPORT       8       TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT FUND (continued)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 5.3% – CONTINUED
Intermountain Power Agency Power Supply Revenue VRDB, Series F (AMBAC Insured), 3.40%, 6/2/08	$5,000	$5,000
Louisiana Offshore Terminal Authority Deepwater Port Revenue Refunding VRDB, Series A, Loop LLC Project (SunTrust Bank LOC), 3.74%, 1/2/08	1,000	1,000
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, Series GG-1, Harvard University, 3.27%, 1/3/08	5,000	5,000
McAllister Academic Village LLC VRDB, Series A, Arizona State University Project (AMBAC Insured), 3.42%, 1/2/08	10,000	10,000
Michigan State Hospital Finance Authority Revenue Refunding VRDB, Series A, Crittenton Hospital (Comerica Bank LOC), 3.75%, 1/2/08	100	100
Montana Facility Finance Authority Revenue VRDB, Series A, Sister of Charity, 3.75%, 1/2/08	1,265	1,265
Platte County PCR Adjustable Rate Revenue VRDB, Series A, Tri-State G&T (National Rural Utilities Finance LOC), 3.75%, 1/2/08	800	800
Tarrant County Health Facilities Development Corp. Revenue VRDB, Series A, Adventist/Sunbelt (SunTrust Bank LOC), 3.42%, 1/3/08	390	390
Texas State Transportation Commission Revenue VRDB, Series B, First Tier, 3.47%, 1/2/08	200	200
Utah Transit Authority Sales Tax Revenue VRDB, Subseries B (Fortis Bank S.A./N.V. LOC), 3.70%, 1/2/08	600	600
Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding VRDB, Emerald Heights Project (Bank of America N.A. LOC), 3.50%, 1/2/08	100	100
West Jefferson Industrial Development Board PCR VRDB, Alabama Power Company Project, 3.75%, 1/2/08	10,600	10,600

Total Short-Term Investments

(Cost $36,755)		36,755

Total Investments - 99.8%

(Cost $670,774)		688,250
Other Assets less Liabilities - 0.2%		1,541

NET ASSETS - 100.0%		$689,791

(1) When-Issued Security
Percentages shown are based on Net Assets.
At December 31, 2007, the Tax-Exempt Fund’s investments were diversified as follows:

INDUSTRY SECTOR	PERCENTAGE
General	8.6%
General Obligation	20.1
Higher Education	9.9
Power	6.1
School District	6.4
Transportation	10.1
Utility	7.7
All other sectors less than 5%	31.1

Total	100.0%
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$670,774

Gross tax appreciation of investments	$18,835
Gross tax depreciation of investments	(1,359)

Net tax appreciation of investments	$17,476

TAX-EXEMPT FIXED INCOME FUNDS   9   NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)
With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.
Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax
Colld. — Collateralized
COP — Certificate of Participation
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Authority
FSA — Financial Security Assurance
GNMA -Government National Mortgage Association
G.O. — General Obligation
Gtd. — Guaranteed
IDA — Industrial Development Authority
LOC — Letter of Credit
MBIA — Municipal Bond Insurance Association
PCR — Pollution Control Revenue
PFA — Public Finance Authority
PSF — Permanent School Fund
SFM — Single Family Mortgage
TCRS — Transferable Custodial Receipts
TRB — Tax Revenue Bonds
XLCA — XL Capital Assurance
NORTHERN FUNDS QUARTERLY REPORT   10   TAX-EXEMPT FIXED INCOME FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.6%
California — 92.5%
ABAG Finance Authority for Nonprofit Corp. Coros California COPS VRDB, Series 2000, Episcopal Homes Foundation (Wells Fargo Bank N.A. LOC), 3.35%, 1/9/08	$1,035	$1,035
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB, Jewish Home San Francisco (Allied Irish Bank LOC), 3.53%, 1/2/08	2,440	2,440
ABAG Finance Authority for Nonprofit Corp. Coros Califorinia Revenue VRDB, Series 2002, Jackson Labs (Bank of America N.A. LOC), 3.38%, 1/9/08	6,510	6,510
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB, Series 2004, Thacher Schools, 3.39%, 1/9/08	3,300	3,300
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB, Series 2005, Institute for Defense Analyses (AMBAC Insured), 3.43%, 1/9/08	3,000	3,000
ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue Refunding VRDB, Series 2002A, Amber Court Apartments (FNMA Gtd.), 3.33%, 1/9/08	5,600	5,600
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2004, California Senior Living, Elder Care Alliance (Lloyds TSB Bank LOC), 3.35%, 1/9/08	8,615	8,615
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2007, 899 Charleston Project (Bank of America N.A. LOC), 3.46%, 1/2/08	12,500	12,500
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2007, Oshman Family Jewish Community (Bank of America N.A. LOC), 3.46%, 1/2/08	5,000	5,000
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series A, Elder Care Alliance (Citibank N.A. LOC), 3.35%, 1/9/08	20,350	20,350
Alameda-Contra Costa Schools Financing Authority COPS, Series 2002J, Capital Improvement Project (KBC Bank N.V. LOC), 3.41%, 1/9/08	4,920	4,920
Alameda-Contra Costa Schools Financing Authority COPS, Series 2002K, Capital Improvement Project (KBC Bank N.V. LOC), 3.36%, 1/9/08	3,300	3,300
Bay Area Toll Bridge Revenue VRDB, Series 2007 G1, San Francisco Bay Area Toll Authority (AMBAC Insured), 3.45%, 1/9/08	11,300	11,300
Bay Area Toll Bridge Revenue VRDB, Series 2007 G3, San Francisco Bay Area Toll Authority (AMBAC Insured), 3.45%, 1/9/08	25,970	25,970
California Community College League Financing Authority TRANS, Series 2007-A, 4.50%, 6/30/08	14,000	14,055
California Educational Facilities Authority Revenue Bonds, University of Southern California, Series 2003-45A, Soc Gen Municipal Trust Receipts, (1) 3.47%, 1/9/08	5,000	5,000
MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.6% — CONTINUED
California — 92.5% — (continued)
California Educational Facilities Authority Revenue VRDB, Series 2005B, Pomona College, 3.28%, 1/9/08	$4,300	$4,300
California Educational Facilities Authority Revenue VRDB, Series 2005, University of San Franscisco (Bank of America N.A. LOC), 3.35%, 1/9/08	1,200	1,200
California Health Facilities Financing Authority Revenue VRDB, Series 2002, Adventist Health Systems (Wachovia Bank N.A. LOC), 3.40%, 1/2/08	1,600	1,600
California Health Facilities Financing Authority Revenue VRDB, Series 2004J, Catholic Healthcare West (Bank of America N.A. LOC), 3.35%, 1/9/08	5,800	5,800
California Health Facilities Financing Authority Revenue VRDB, Series 2004K, Catholic Healthcare West (Bank of America N.A. LOC), 3.30%, 1/9/08	18,750	18,750
California Health Facilities Financing Authority Revenue VRDB, Series 2006C, Kaiser Permanente, 3.41%, 1/9/08	14,100	14,100
California Infrastructure and Economic Development Bank Revenue VRDB, Series 2002, Academy of Motion Pictures Arts and Sciences (AMBAC Insured), 3.41%, 1/9/08	7,000	7,000
California Infrastructure and Economic Development Bank Revenue VRDB, Series 2003D, J Paul Getty Trust, 3.50%, 1/2/08	1,525	1,525
California Infrastructure and Economic Development Bank Revenue VRDB, Series 2007, Thacher School Project, 3.39%, 1/9/08	12,000	12,000
California Municipal Finance Authority Revenue Bonds, Series 2007, Vacaville Christian Schools (Allied Irish Bank LOC), 3.35%, 1/9/08	7,000	7,000
California Pollution Control Financing Authority Revenue Bonds, Merrill Lynch P-Floats PA-633R, San Diego Gas and Electric (MBIA Insured), (1) 3.47%, 1/9/08	11,850	11,850
California Pollution Control Financing Authority Revenue Refunding Bonds, Series 1996-C, Pacific Gas and Electric (JPMorgan Chase Bank LOC), 3.45%, 1/2/08	3,370	3,370
California Pollution Control Financing Authority Revenue Refunding Bonds, Series 1996-E, Pacific Gas and Electric (JPMorgan Chase Bank LOC), 3.55%, 1/2/08	2,000	2,000
California School Cash Reserve Program Authority Revenue COPS 2007-2008, Series A, TRANS, 4.25%, 7/1/08	28,000	28,085
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002B-2 (BNP Paribas LOC), 3.54%, 1/2/08	5,520	5,520
MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.6% — CONTINUED
California — 92.5% — (continued)
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-1 (Dexia Credit Local LOC), 3.20%, 1/9/08	$7,300	$7,300
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-3 (AMBAC Insured), 3.32%, 1/9/08	6,975	6,975
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-7 (FSA Corp. Insured), 3.28%, 1/9/08	35,870	35,870
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-16 (Bank of New York LOC), 3.30%, 1/9/08	5,900	5,900
California State Department of Water Resources and Power Supply Revenue VRDB, Subseries F-4 (Bank of America N.A. LOC), 3.53%, 1/2/08	1,400	1,400
California State Department of Water Resources and Power Supply Revenue VRDB, Subseries G-1 (Bank of Nova Scotia LOC), 3.32%, 1/9/08	9,650	9,650
California State Department of Water Resources and Power Supply Revenue VRDB, Subseries G-3 (FSA Corp. Insured), 3.28%, 1/9/08	13,000	13,000
California State Economic Recovery Revenue VRDB, Series 2004C-4, 3.53%, 1/2/08	200	200
Series 2004C-16 (FSA Corp. Insured), 3.28%, 1/9/08	11,855	11,855
California State G.O., Kindergarten-University, Series 2004A-8 (Citibank N.A. LOC), 3.28%, 1/9/08	100	100
Series 2004A-9 (Citibank N.A. LOC), 3.31%, 1/9/08	16,200	16,200
Series 2004B-6 (Citibank N.A. LOC), 3.34%, 1/9/08	18,000	18,000
California State G.O., Series 2003-1, ABN AMRO Munitops Certificate Trust (AMBAC Insured), (1) 3.44%, 1/9/08	6,000	6,000
California State G.O., Series 2003B-4 Floating Rate Certificates (Bank of New York LOC), 3.28%, 1/9/08	15,400	15,400
California State G.O., Soc Gen Municipal Securities Trust Receipts SGC 6 Class A (Societe Generale LOC), (1) 3.48%, 1/9/08	49,000	49,000
California State G.O. VRDB, Series A, Subseries A-3 (Bank of America N.A. LOC), 3.33%, 1/9/08	36,400	36,400
California State G.O. VRDB, Series N, Macon Trust Certificates (AMBAC Insured), (1) 3.44%, 1/9/08	15,750	15,750
MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.6% — CONTINUED
California — 92.5% — (continued)
California State RANS, 4.00%, 6/30/08	$27,500	$27,584
California State University Revenue CP Notes, Series 2001-A (State Street Bank and Trust LOC), 3.05%, 2/7/08	3,900	3,900
California Statewide Communities Development Authority COPS, Series 1995, Covenant Retirement Communities (Bank of America N.A. LOC), 3.32%, 1/9/08	7,400	7,400
California Statewide Communities Development Authority COPS, Series 1999-176, Morgan Stanley Floating Rate Certificates (FSA Corp. Insured), (1) 3.47%, 1/9/08	10,595	10,595
California Statewide Communities Development Authority Multifamily Housing Revenue Refunding VRDB, Series 2005C, Chateau Project (FNMA Insured), 3.31%, 1/9/08	5,100	5,100
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series A, Pine View Apartments (Citibank N.A. LOC), 3.34%, 1/9/08	5,000	5,000
California Statewide Communities Development Authority Revenue Bonds, Citigroup ROCS RR-II-R-854CE (Citibank N.A. Gtd.), (1) 3.48%, 1/9/08	21,240	21,240
California Statewide Communities Development Authority Revenue VRDB, Series 2000A, Jewish Federation (Allied Irish Bank LOC), 3.51%, 1/9/08	500	500
California Statewide Communities Development Authority Revenue VRDB, Series 2001, Gemological Institute (AMBAC Insured), 3.30%, 1/9/08	9,035	9,035
California Statewide Communities Development Authority Revenue VRDB, Series 2001, Senior Living Facility (Bank of New York LOC), 3.32%, 1/9/08	17,200	17,200
California Statewide Communities Development Authority Revenue VRDB, Series 2003, Morgan Hill Country School (Bank of America N.A. LOC), 3.35%, 1/9/08	1,600	1,600
California Statewide Communities Development Authority Revenue VRDB, Series 2003B, Kaiser Permanente Project, 3.41%, 1/9/08	11,400	11,400
Series 2004L, Kaiser Permanente Project, 3.41%, 1/9/08	18,250	18,250
California Statewide Communities Development Authority Revenue VRDB, Series 2006, Amern Baptist Homes West (Bank of America N.A. LOC), 3.32%, 1/9/08	17,200	17,200
California Statewide Communities Development Authority Revenue VRDB, Series 2007, Azusa Pacific University Project (Allied Irish Bank LOC), 3.38%, 1/9/08	20,000	20,000
California Statewide Communities Development Authority Revenue VRDB, Series B, Presbyterian Homes (Bank of America N.A. LOC), 3.32%, 1/9/08	4,400	4,400
California Statewide Communities Development Authority Revenue VRDB, University of San Diego (BNP Paribas LOC), 3.38%, 1/9/08	24,250	24,250
MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.6% — CONTINUED
California — 92.5% — (continued)
City of Berkeley Revenue VRDB, Series 1993, Berkeley YMCA (Wells Fargo Bank N.A. LOC), 3.30%, 1/9/08	$3,625	$3,625
City of Hayward Multifamily Housing Revenue VRDB, Series 1984A, Shorewood Apartment Project (FNMA Gtd.), 3.37%, 1/9/08	13,200	13,200
Contra Costa Water District Revenue Bonds, Series 750, Morgan Stanley Floating Certificates (FSA Corp. Insured), (1) 3.47%, 1/9/08	6,330	6,330
Covina Redevelopment Agency Multifamily Revenue Refunding VRDB, Series 1994A, Shadowhills Apartments (FNMA LOC), 3.31%, 1/9/08	1,200	1,200
Fremont Revenue VRDB COPS, Series 2001, Capital Improvement Financing Project (Bank of Nova Scotia LOC), 3.35%, 1/9/08	9,700	9,700
Fresno Multifamily Housing Revenue Refunding VRDB, Series 2001A, Heron Pointe Apartments (FNMA LOC), 3.31%, 1/9/08	1,575	1,575
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2007 C95, Wachovia MERLOTS, Tobacco Settlement, (1) 3.48%, 1/9/08	10,270	10,270
Golden West Schools Financing Authority G.O., Series 2005A 12, Wachovia MERLOTS (FGIC Insured), (1) (2) 3.48%, 1/9/08	5,755	5,755
Grand Terrace Community Redevelopment Multifamily Revenue Bonds, Series 1985A, Mount Vernon Villas Project (FNMA LOC), 3.34%, 1/9/08	12,125	12,125
Livermore COPS VRDB, Series 2002, Refunding and Capital Projects (AMBAC Insured), 3.45%, 1/9/08	12,500	12,500
Livermore Multifamily Housing Revenue Refunding VRDB, Series 1990, Diablo Vista Apartments (FNMA LOC), 3.34%, 1/9/08	3,600	3,600
Livermore Multifamily Housing Finance Authority Revenue Refunding VRDB, Series 1992A, Richards Manor Project (FNMA LOC), 3.32%, 1/9/08	3,070	3,070
Long Beach Housing Authority Multifamily Revenue Refunding VRDB, Series 1998, Channel Point Apartments (FNMA Gtd.), 3.33%, 1/9/08	7,900	7,900
Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Series 2002, Grand Promenade Project (FHLMC Gtd.), 3.31%, 1/9/08	16,100	16,100
Los Angeles Convention and Exhibition Center Authority Lease Revenue Refunding VRDB, Series 2003D (AMBAC Insured), 3.28%, 1/9/08	1,300	1,300
Los Angeles Convention and Exhibition Center Authority Lease Revenue Refunding VRDB, Series 2003E (AMBAC Insured), 3.35%, 1/9/08	18,400	18,400
Los Angeles COPS, Series 2004A, Village School, Inc. (Allied Irish Bank LOC), 3.37%, 1/9/08	6,365	6,365
MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.6% — CONTINUED
California — 92.5% — (continued)
Los Angeles County G.O. TRANS, Series 2007, 4.50%, 6/30/08	$32,595	$32,732
Los Angeles Department of Water and Power Waterworks Revenue Bonds, Series 2001B-1, 3.31%, 1/9/08	10,300	10,300
Los Angeles Department of Water and Power Waterworks Revenue VRDB, Series 2001B-3, 3.28%, 1/9/08	1,500	1,500
Los Angeles Multifamily Revenue Refunding VRDB, Series 1991, Mountainback I Apartments Project (FHLMC LOC), 3.33%, 1/9/08	7,840	7,840
Los Angeles Unified School District COPS VRDB, Series 2005B, Administration Building Project III (AMBAC Insured), 3.28%, 1/9/08	7,635	7,635
Los Angeles Unified School District G.O. Morgan Stanley Floaters, Series 2007, (1) 3.47%, 1/9/08	47,000	47,000
Los Angeles Wastewater Revenue Refunding VRDB, Subseries 2001B (FGIC Insured), 3.31%, 1/9/08	9,150	9,150
Los Angeles Water and Power Revenue VRDB, Subseries A-8, 3.30%, 1/9/08	8,900	8,900
Metropolitan Water District of Southern California Revenue Bonds, Series 2005-66, ABN AMRO Munitops Certificate Trust (FSA Corp. Insured), (1) 3.44%, 1/9/08	16,685	16,685
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series 1999B, 3.28%, 1/9/08	7,100	7,100
Metropolitan Water District of Southern California Waterworks Revenue Refunding VRDB, Series 2003C2, 3.30%, 1/9/08	2,620	2,620
Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series 2000B-3, 3.52%, 1/2/08	4,900	4,900
Series 2001C-1, 3.47%, 1/2/08	8,800	8,800
Series 2005B-2, 3.47%, 1/2/08	13,230	13,230
MSR Public Power Agency Revenue Bonds, Series 1998F, San Juan Project, Sub Lien (MBIA Insured) 3.53%, 1/2/08	2,800	2,800
Oakland G.O. Bonds, Series 2003-A, ABN AMRO Munitops Certificate Trust 2004-22 (MBIA Insured), (1) 3.44%, 1/9/08	8,935	8,935
Oakland Revenue Bonds, MERLOTS Series 2000M (AMBAC Insured), (1) 3.48%, 1/9/08	3,000	3,000
Ohlone Community College, Series 2005B, ABN AMRO Munitops Certificate Trust 2005-43 (FSA Corp. Insured), (1) 3.44%, 1/9/08	29,690	29,690
Orange County Development Revenue Refunding VRDB, Issue G of 1998 Series 3, WLCO LF Partners (FNMA LOC), 3.33%, 1/9/08	14,800	14,800
MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.6% — CONTINUED
California — 92.5% — (continued)
Orange County Housing Authority Revenue Refunding VRDB, Series 1998I, Oasis Martinique (FNMA Gtd.), 3.32%, 1/9/08	$12,700	$12,700
Orange County Sanitation District COPS, Series 2000-A, 3.28%, 1/2/08	500	500
Orange County Water District COPS, Series 2003A, 3.33%, 1/9/08	600	600
Oxnard Financing Authority Lease Revenue VRDB, Civic Center Phase 2 Project (AMBAC Insured), 3.32%, 1/9/08	13,640	13,640
Pittsburg Redevelopment Agency Tax Allocation VRDB, Series 2004A, Los Medanos Community (AMBAC Insured), 3.68%, 1/2/08	3,700	3,700
Richmond Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Series A, Summit Hilltop (FNMA Gtd.), 3.33%, 1/9/08	1,480	1,480
Riverside County Communication Facilities District Number 88-4 VRDB, Special Tax Refunding Bonds (Comerica Bank LOC), 3.31%, 1/9/08	2,250	2,250
Riverside County Multifamily Housing Authority Revenue Refunding VRDB, Series C, Tyler Springs Apartments (FNMA Gtd.), 3.33%, 1/9/08	8,250	8,250
Riverside County Teeter Obligation Revenue Bonds, CP Notes, Series 2007-B (Bank of Nova Scotia LOC), 3.27%, 3/7/08	20,000	20,000
Rohnert Park Multifamily Housing Revenue Refunding Bonds, Series 1995A, Crossbrook Apartments (FNMA Gtd.), 3.34%, 1/9/08	7,900	7,900
Sacramento County Housing Authority Multifamily Revenue Refunding VRDB, Series A, Bent Tree Apartments (FNMA Gtd.), 3.31%, 1/9/08	4,100	4,100
Sacramento County Housing Authority Multifamily Revenue Refunding VRDB, Series 2004C-2, Seasons of Winter (FHLMC Gtd.), 3.28%, 1/9/08	3,100	3,100
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Series 99, River C (FNMA LOC), 3.33%, 1/9/08	6,400	6,400
Sacramento County Multifamily Housing Revenue Refunding VRDB, Series 2004B, Woodbridge Apartments (FNMA Gtd.), 3.31%, 1/9/08	7,200	7,200
Sacramento County Multifamily Housing Revenue VRDB, Series 2007-B, River Pointe Apartments (FNMA Gtd.), 3.31%, 1/9/08	5,300	5,300
Sacramento County Sanitation District Financing Authority Revenue Bonds, MERLOTS Series 2000-SSS (Collateralized by U.S. Government Securities), (1) 3.48%, 1/9/08	7,500	7,500
MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.6% — CONTINUED
California — 92.5% — (continued)
Salinas Economic Development Revenue VRDB, Series 2007A, Monterey County Public Building (Bank of New York LOC), 3.37%, 1/9/08	$18,655	$18,655
San Bernardino County Housing Authority Multifamily Revenue Refunding VRDB, Montclair Heritage Project (FHLB of San Francisco LOC), 3.07%, 1/9/08	1,000	1,000
San Bernardino County Housing Authority Multifamily Revenue Refunding VRDB, Series 1993-A, Alta Loma Heritage (FHLB of San Francisco LOC), 3.07%, 1/9/08	5,660	5,660
San Bernardino County Multifamily Revenue Refunding VRDB, Series 2004A, Housing Mortgage Mountain View (FNMA LOC), 3.33%, 1/9/08	7,110	7,110
San Diego County and School District TRANS, Series 2007A, 4.50%, 6/30/08	19,000	19,082
San Diego Unified School District G.O., Series 2007A, TRANS, 4.50%, 7/22/08	19,000	19,085
San Francisco City and County Finance Corp. Lease Revenue Bonds, Series 2000-1, Moscone Center Expansion Project (AMBAC Insured), 3.31%, 1/9/08	3,375	3,375
San Francisco City and County G.O. Revenue VRDB, Series 2005D, Laguna Honda Hospital (MBIA Insured), 3.28%, 1/9/08	8,100	8,100
San Francisco City and County Multifamily Housing Revenue Refunding VRDB, Series 2000-A, Post Towers (FHLMC Insured), 3.34%, 1/9/08	13,300	13,300
San Francisco City and County Redevelopment Agency Multifamily Housing Revenue VRDB, Series 1985A, Bayside Village Project (JPMorgan Chase Bank LOC), 3.33%, 1/9/08	8,400	8,400
San Fransicso City and County Redevelopment Agency Multifamily Housing Revenue VRDB, Series 1985B, Bayside Village Project (JPMorgan Chase Bank LOC), 3.33%, 1/9/08	18,350	18,350
San Jose Multifamily Housing Revenue Refunding VRDB, Series A, Kimberly Woods Apartments (FHLMC LOC), 3.33%, 1/9/08	16,050	16,050
Sequoia Unified High School District G.O. Bonds, Series 2003-2, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1) 3.43%, 1/9/08	30,945	30,945
Simi Valley Unified School District G.O., Series 2004-26, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1) 3.44%, 1/9/08	6,995	6,995
Sunnyvale COPS VRDB, Series 2001-A, Government Center Site Acquisition (AMBAC Insured), 3.30%, 1/9/08	205	205
Tahoe Forest Hospital District Revenue VRDB, Series 2002, Pacer County Health Facility (U.S. Bank N.A. LOC), 3.65%, 1/2/08	1,645	1,645
MONEY MARKET FUNDS 8 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.6% — CONTINUED
California — 92.5% — (continued)
University of California Revenue Bonds, Series 2007-1, Certificates Securities Trust Floaters, (1) 3.44%, 1/9/08	$12,195	$12,195
Watereuse Finance Authority Revenue VRDB, (FSA Corp. Insured), 3.35%, 1/9/08	6,085	6,085
Western Placer Unified School District COPS, Series 2003 (Bank of America N.A. LOC), 3.40%, 1/9/08	4,930	4,930

		1,387,068

Puerto Rico — 7.1%
Commonwealth of Puerto Rico G.O. Refunding VRDB, Series 2007 A-3, Public Improvement (FSA Corp. Insured), 3.27%, 1/2/08	19,300	19,300
Commonwealth of Puerto Rico TRANS, Series 2007 (Bank of Nova Scotia LOC), 4.25%, 7/30/08	10,000	10,048
Puerto Rico Aqueduct and Sewer Authority Revenue Bonds, Citigroup ROCS RR-II-R-10001CE (Citigroup, Inc., Gtd.), (1) 3.50%, 1/9/08	36,000	36,000
Puerto Rico Electric Power Authority Revenue Bonds, Citigroup ROCS RR-II-R-637CE (Citigroup, Inc., Gtd.), (1) 3.50%, 1/9/08	15,000	15,000
Puerto Rico Highway and Transportation Authority Revenue Bonds, Citigroup ROCS RR-II-R-785CE (Citigroup, Inc., Gtd.), (1) 3.47%, 1/9/08	12,005	12,005
Puerto Rico Public Buildings Authority Revenue Refunding VRDB, Seies 2007 M-3, Government Facilities (MBIA Insured), 3.55%, 1/9/08	15,150	15,150

		107,503

Total Municipal Investments (Cost $1,494,571)		1,494,571

Total Investments — 99.6% (Cost $1,494,571) (3)		1,494,571

Other Assets less Liabilities — 0.4%		5,454

NET ASSETS — 100.0%		$1,500,025

MONEY MARKET FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.

(2)	Restricted security that has been deemed illiquid. At December 31, 2007, the value of this restricted illiquid security amounted to approximately $5,755,000 or 0.4% of net assets. Additional information on this restricted illiquid security is as follows:

	ACQUISITION AND	ACQUISITION
	ENFORCEABLE	COST
SECURITY	DATE	(000S)

Golden West Schools Financing Authority G.O. (CA), 3.48%, 1/9/08	7/8/05	5,755

(3)	The cost for federal income tax purposes was $1,494,571.
At December 31, 2007, the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS

Administration of Environment and Housing and Real Estate	12.9%
Air, Water Services and Solid Waste Management	8.5
Educational Services	9.9
Electric Services, Gas and Combined Utilities	8.0
Executive, Legislative and General Government	35.7
Health Services and Residential Care	8.1
Urban and Community Development and Social Services	6.3
All other sectors less than 5%	10.6

Total	100.0%
Percentages shown are based on Net Assets.
MONEY MARKET FUNDS 10 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)
With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS
ABAG     Association of Bay Area Governments
AMBAC     American Municipal Bond Assurance Corporation
COPS     Certificates of Participation
CP     Commerical Paper
FGIC     Financial Guaranty Insurance Corporation
FHLB     Federal Home Loan Bank
FHLMC     Freddie Mac
FNMA     Federal National Mortgage Association
FSA     Financial Security Assurance
G.O.     General Obligation
Gtd.     Guaranteed
LOC     Letter of Credit
MBIA     Municipal Bond Insurance Association
MERLOTS     Municipal Exempt Receipts Liquidity Optional Tender
P-Floats     Puttable Floating Rate Securities
RANS     Revenue Anticipation Notes
ROCS     Reset Option Certificates
Soc Gen     Societe Generale
TRANS     Tax and Revenue Anticipation Notes
TSB     Trustee Savings Bank
VRDB     Variable Rate Demand Bonds
MONEY MARKET FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

ASSET-BACKED NOTES — 1.8%
Auto Receivables — 0.1%
Ford Credit Auto Owner Trust, Series 2007-A, Class A1, (1) 5.35%, 7/15/08	$16,515	$16,515

International Receivables — 1.7%
Arkle Master Issuer PLC, FRN, Series 2007-1A, Class 1A, (1) 5.01%, 1/17/08	40,000	40,000
Granite Master Issuer PLC, FRN, Series 2007-2, Class 4A1, 5.01%, 1/17/08	20,000	20,000
Holmes Master Issuer PLC, FRN, Series 2007-1, Class 1A1, 5.01%, 1/15/08	25,000	25,000
Interstar Millennium Trust, FRN, Series 2006-2GA, Class A1,(1) 4.87%, 1/28/08	34,501	34,501
Paragon Mortgages PLC, FRN, Series 12A, Class A1, (1) 5.02%, 1/15/08	31,563	31,563
Permanent Master Issuer PLC, FRN, Series 2007-1, Class 1A, 5.01%, 1/15/08	20,000	20,000
Westpac Securitization Trust , FRN, Series 2007-1G, Class A1, (1) 4.95%, 2/21/08	24,894	24,894

		195,958

Total Asset-Backed Notes (Cost $212,473)		212,473

CERTIFICATES OF DEPOSIT — 21.1%
Domestic Depository Institutions — 1.8%
Bank of America, New York, 5.41%, 3/10/08	75,000	75,000
Citibank, New York, 4.94%, 1/18/08	20,000	20,000
HSBC Bank, USA, 4.93%, 7/9/08	74,000	74,000
Marshall & Ilsley Bank, 5.10%, 1/10/08	30,000	30,000
Regions Bank, 4.85%, 1/10/08	15,000	15,000

		214,000

Foreign Depository Institutions — 19.3%
Abbey National PLC, Stamford, 5.08%, 1/22/08	60,000	60,000
ABN AMRO, London Branch, 5.10%, 1/22/08	100,000	100,000
5.32%, 5/27/08	30,000	30,000
MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CERTIFICATES OF DEPOSIT — 21.1% — CONTINUED
Foreign Depository Institutions — 19.3% — (continued)
Allied Irish Bank, London, 5.44%, 6/16/08	$40,000	$40,000
Australia & New Zealand Bank, New York, 4.90%, 4/3/08	50,000	50,000
Bank of Ireland, Stamford, 4.99%, 1/23/08	30,000	30,000
Bank of Montreal, Chicago, FRCD, 4.39%, 1/1/08	60,000	60,000
Bank of Scotland PLC, Halifax Branch, 5.00%, 10/14/08	10,000	10,000
Bank of Scotland PLC, New York Branch, 5.35%, 6/4/08	35,000	35,000
4.60%, 7/29/08	50,000	50,000
Barclays Bank, New York Branch, 5.35%, 1/22/08	25,000	25,000
5.16%, 4/3/08	50,000	50,000
5.30%, 5/22/08	25,000	25,000
4.77%, 7/25/08	70,000	70,000
BNP Paribas, New York Branch, 5.28%, 1/11/08	25,000	25,000
BNP Paribas SA, London Branch, 5.31%, 2/22/08	30,000	30,000
CALYON, New York, 4.37%, 1/1/08, FRCD	40,000	39,998
4.95%, 1/22/08	50,000	50,000
Canadian Imperial Bank of Commerce, New York Branch, FRCD, 4.39%, 1/1/08	70,000	70,000
Credit Agricole SA, London Branch, 5.30%, 2/7/08	40,000	40,000
4.91%, 10/9/08	45,000	45,000
4.97%, 10/14/08	10,000	10,000
Credit Suisse First Boston, New York Branch, 5.30%, 1/14/08	35,000	35,000
5.33%, 1/16/08	60,000	60,000
5.25%, 4/11/08	30,000	30,000
Depfa Bank PLC, New York, 4.96%, 1/28/08	30,000	30,000
Deutsche Bank, London Branch, FRCD, 4.41%, 1/1/08	20,000	20,000
Deutsche Bank, New York Branch, 4.91%, 1/22/08	52,000	52,000
Intesa San Paolo Spa, New York, 4.88%, 1/25/08	35,000	35,000
KBC Bank, 4.75%, 1/7/08	50,000	50,000
Lloyds Bank, New York, 5.30%, 2/22/08	30,000	30,000
4.90%, 7/9/08	40,000	40,000
MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CERTIFICATES OF DEPOSIT — 21.1% — CONTINUED
Foreign Depository Institutions — 19.3% — (continued)
National Australia Bank, London Branch, 5.40%, 6/12/08	$40,000	$40,000
National Bank of Canada, New York Branch, 5.19%, 1/2/08, FRCD	100,000	99,994
5.36%, 1/22/08	35,000	35,000
Nordea Bank Finland, New York, 5.26%, 4/11/08	28,000	28,000
5.30%, 5/22/08	50,000	50,000
Royal Bank of Canada, New York Branch, 4.90%, 4/3/08	50,000	50,000
Royal Bank of Scotland, New York Branch, 5.19%, 1/7/08, FRCD	40,000	40,000
5.28%, 1/11/08	35,000	35,000
5.29%, 2/11/08	60,000	60,000
Skandinaviska Enskilda Banken, 5.14%, 1/17/08	50,000	50,000
4.74%, 1/31/08	30,000	30,000
Societe Generale, London Branch, 5.30%, 1/2/08	30,000	30,000
5.30%, 1/3/08	40,000	40,000
Societe Generale, New York Branch, 4.83%, 1/29/08	100,000	100,000
Svenska Handelsbanken, Inc., New York Branch, 5.08%, 1/22/08	100,000	100,000
UBS AG, Stamford Branch, 5.25%, 4/10/08	20,000	20,000
Westpac Banking Corp., 4.87%, 1/28/08	75,000	75,000
4.72%, 2/1/08	75,000	75,000

		2,284,992

Total Certificates of Deposit (Cost $2,498,992)		2,498,992

COMMERCIAL PAPER — 8.5%
Auto Receivables — 0.3%
New Center Asset Trust, 5.90%, 1/4/08	35,000	34,983

Bank Holding Companies — 1.2%
Bank of America Co., 5.29%, 3/4/08	50,000	49,537
Citigroup Funding, Inc., 4.84%, 1/29/08	25,000	24,906
5.18%, 2/20/08	40,000	39,712
JPMorgan and Co., 5.03%, 1/15/08	25,000	24,951

		139,106

Chemicals and Allied Products — 0.2%
Pfizer, Inc., 4.53%, 4/28/08	30,000	29,555

MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

COMMERCIAL PAPER — 8.5% — CONTINUED
Credit Arbitrage — 1.5%
Cancara Asset Securitization Ltd., 5.65%, 1/4/08	$75,000	$74,965
North Sea Funding LLC, 7.00%, 1/3/08	100,000	99,961

		174,926

Multi-Seller Conduits — 3.3%
Cedar Springs Capital Co., 7.00%, 1/4/08	50,000	49,971
6.10%, 1/7/08	50,000	49,949
Crown Point Capital Co., FRCP, (1) 5.10%, 3/6/08	60,000	59,998
George Street Finance LLC, (1) 5.17%, 1/14/08	21,059	21,020
Lexington Parker Capital, FRCP, 5.19%, 1/7/08	210,000	209,989

		390,927

Non-Depository Personal Credit — 1.6%
General Electric Capital Corp., 5.15%, 3/11/08	75,000	74,249
4.76%, 7/1/08	50,000	48,797
4.61%, 7/15/08	75,000	73,118

		196,164

Single Seller Conduit — 0.4%
Aquifer Funding LLC, 5.32%, 2/8/08	50,000	49,719

Total Commercial Paper (Cost $1,015,380)		1,015,380

CORPORATE NOTES/BONDS — 19.1%
Bank Holding Compaines — 0.4%
Citigroup Funding, Inc., FRN, 4.88%, 2/13/08	25,000	25,000
HSBC USA, Inc., FRN, 5.04%, 1/15/08	25,000	25,000

		50,000

Chemicals and Allied Products — 0.3%
BASF Finance Europe NV, FRN, (1) 5.17%, 1/22/08	40,000	40,000

Domestic Depository Institutions — 0.5%
American Express Centurion, FRN, 5.00%, 1/18/08	23,000	23,000
National City Bank, FRN, 5.04%, 1/25/08	35,000	35,000

		58,000

Foreign Depository Institutions — 4.6%
Allied Irish Banks PLC, FRN, (1) 4.95%, 1/22/08	40,000	40,000
MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE NOTES/BONDS — 19.1% — CONTINUED
Foreign Depository Institutions — 4.6% — (continued)
Australia and New Zealand Banking Corp., FRN, (1) 5.26%, 1/7/08	$25,000	$25,000
4.92%, 1/23/08	21,000	21,000
5.11%, 3/5/08	70,000	70,000
Bank of Nova Scotia, FRN, 4.79%, 1/29/08	45,000	44,991
Credit Agricole, London, FRN, (1) 4.85%, 3/24/08	50,000	50,000
Danske Bank, FRN, (1) 4.92%, 1/22/08	39,000	38,998
Nordea Bank Finland, New York, FRN, (1) 5.26%, 1/11/08	65,000	65,000
Royal Bank of Canada, FRN, 5.30%, 1/10/08	24,000	24,001
Royal Bank of Scotland PLC, New York, FRN, (1) 4.94%, 1/22/08	55,000	55,000
UBS AG Stamford, FRN, 5.00%, 1/16/08	40,000	40,000
Westpac Banking Corp., FRN, 5.20%, 3/11/08	15,000	15,000
Westpac Banking Corp., New York, FRN, 5.24%, 1/7/08 (1)	60,000	60,000

		548,990

Insurance Carriers — 1.8%
Allstate Life Global Funding II, FRN, (1) 5.13%, 1/16/08	25,000	25,000
Genworth Global Funding, FRN, (1) 5.23%, 1/11/08	40,000	40,000
ING Verzekeringen NV, FRN, (1) 5.21%, 1/4/08	55,000	55,000
MET Life Global Funding I, FRN, (1) 5.13%, 1/15/08	50,000	50,000
4.89%, 1/22/08	40,000	40,000

		210,000

Non-Depository Personal Credit — 1.9%
American Express Bank FSB, FRN, 5.25%, 1/7/08	20,000	20,001
4.97%, 1/18/08	40,000	39,999
General Electric Capital Corp., FRN, 5.29%, 1/15/08	40,000	40,001
4.92%, 1/24/08	65,000	65,000
HSBC Finance Corp., FRN, 5.26%, 1/7/08	30,000	30,000
4.95%, 1/24/08	25,000	25,000

		220,001

Security and Commodity Brokers — 3.0%
Bear Stearns Co., Inc., FRN, 5.35%, 1/7/08	20,000	20,000
MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

CORPORATE NOTES/BONDS — 19.1% — CONTINUED
Security and Commodity Brokers — 3.0% — (continued)
Goldman Sachs, FRN, 4.60%, 1/1/08	$25,000	$25,000
5.08%, 1/25/08, (1)	40,000	40,000
Merrill Lynch & Co., FRN, 5.32%, 1/4/08	40,000	40,000
5.14%, 1/18/08	50,000	50,000
5.04%, 1/24/08	25,000	25,000
4.98%, 2/22/08	35,000	35,000
Morgan Stanley, FRN, 5.15%, 1/15/08	22,000	22,000
4.96%, 1/28/08	92,800	92,802

		349,802

Structured Investment Vehicles — 6.6%
Asscher Finance Corp., FRN, (1) 4.83%, 3/25/08	40,000	40,000
Beta Finance, Inc., FRN, (1) 5.00%, 1/28/08	20,000	20,002
CC USA, Inc., FRN, (1) 4.87%, 1/25/08	25,000	25,000
4.91%, 2/20/08	40,000	39,996
Cullinan Finance Corp., (1) 5.20%, 1/8/08, FRN	30,000	30,000
5.05%, 1/25/08, FRN	48,000	47,996
4.82%, 1/28/08, FRN	60,000	59,998
5.36%, 4/15/08	50,000	50,000
5.35%, 5/15/08, FRN	50,000	50,000
Dorada Finance, Inc., (1) 4.86%, 1/25/08, FRN	35,000	35,001
5.32%, 5/27/08	20,000	20,000
Links Finance LLC, FRN, MTN, (1) 5.23%, 1/7/08	17,000	17,000
5.17%, 1/18/08	40,000	39,999
Sigma Finance, Inc., MTN, (1) 4.65%, 1/1/08, FRN	45,000	44,999
5.02%, 1/15/08, FRN	40,000	40,001
4.84%, 2/7/08, FRN	37,000	36,996
5.00%, 3/15/08, FRN	40,000	39,998
5.35%, 5/19/08	40,000	40,000
5.37%, 6/3/08	25,000	25,000
Whistlejacket Capital LLC, FRN, (1) † 5.11%, 1/23/08	30,000	29,997
White Pine Finance LLC, FRN, (1) † 5.15%, 1/22/08	35,000	34,998
4.91%, 1/22/08	20,000	19,998

		786,979

Total Corporate Notes/Bonds (Cost $2,263,772)		2,263,772

MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

EURODOLLAR TIME DEPOSITS — 17.3%
Domestic Depository Institutions — 0.3%
Key Bank, N.A. Grand Cayman, 3.00%, 1/2/08	$35,085	$35,085

Foreign Depository Institutions — 17.0%
Banco Santander Centrale, Madrid, 4.70%, 1/2/08	120,000	120,000
5.53%, 1/4/08	100,000	100,000
Bank of Montreal, Montreal, Canada, 2.75%, 1/2/08	204,477	204,477
CALYON, Grand Cayman, 4.50%, 1/2/08	258,000	258,000
Credit Industriel et Commercial, Paris, 4.60%, 1/2/08	207,000	207,000
Danske Bank, Copenhagen, Denmark, 6.50%, 1/2/08	170,000	170,000
Dexia Bank Belgium, Brussels, 4.75%, 1/2/08	195,000	195,000
ING Bank, Amsterdam, 4.78%, 2/6/08	40,000	40,000
Royal Bank of Canada, Toronto, Canada, 3.75%, 1/2/08	149,000	149,000
Royal Bank of Scotland, London, 4.25%, 1/2/08	280,000	280,000
Societe Generale, Grand Cayman, 7.00%, 1/2/08	150,000	150,000
4.63%, 1/3/08	140,000	140,000

		2,013,477

Total Eurodollar Time Deposits (Cost $2,048,562)		2,048,562

MUNICIPAL INVESTMENTS — 0.5%
Administration of Environmental and Housing Programs — 0.2%
State of Texas G.O. Taxable, Veterans’ Land Refunding Bonds, Series 2000, 4.45%, 1/9/08	14,960	14,960
State of Texas G.O. Taxable, VRDB, Veterans’ Land Refunding Bonds, Series 2002, 4.45%, 1/9/08	8,985	8,985

		23,945

Executive, Legislative and General Government — 0.2%
Cook County, Illinois, G.O. Taxable Bonds, Series 2002A, 4.88%, 1/9/08	15,300	15,300
Cook County, Illinois, G.O. Taxable Bonds, Series 2004D, 4.90%, 1/9/08	10,000	10,000

		25,300

MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 0.5% — CONTINUED
Miscellaneous Retail — 0.1%
Macon-Bibb County, Georgia, IDR, Taxable Revenue Bonds,
Bass Pro Outdoor World LLC (General Electric Capital Corp. LOC),(1) 4.84%, 1/9/08	$10,600	$10,600

Total Municipal Investments (Cost $59,845)		59,845

Investments, at Amortized Cost ($8,099,024)		8,099,024

REPURCHASE AGREEMENTS — 32.6%
(Collateralized at a minimum of 102%) (2)
Joint Repurchase Agreements — 0.3%
Morgan Stanley & Co., Inc., dated 12/31/07, repurchase price $15,372 1.40%, 1/2/08	15,371	15,371
Societe Generale — New York Branch, dated 12/31/07, repurchase price $7,686 1.50%, 1/2/08	7,685	7,685
UBS Securities LLC, dated 12/31/07, repurchase price $11,529 1.50%, 1/2/08	11,528	11,528

		34,584

(Collateralized at a minimum of 102%) (3)
Repurchase Agreements — 32.3%
Bank of America N.A., dated 12/31/07, repurchase price $780,195 4.50%, 1/2/08	780,000	780,000
Citigroup Global Markets, Inc., dated 12/31/07, repurchase price $1,380,380 4.95%, 1/2/08	1,380,000	1,380,000
Deutsche Bank Securities, Inc., dated 12/31/07, repurchase price $140,037 4.75%, 1/2/08	140,000	140,000
Goldman Sachs & Co., Inc., dated 12/31/07, repurchase price $50,013 4.51%, 1/2/08	50,000	50,000
Goldman Sachs & Co., Inc., dated 12/31/07, repurchase price $745,197 4.75%, 1/2/08	745,000	745,000
Lehman Brothers, Inc., dated 12/31/07, repurchase price $30,907 4.51%, 1/2/08	30,899	30,899
UBS Securities LLC, dated 12/31/07, repurchase price $705,184 4.70%, 1/2/08	705,000	705,000

		3,830,899

Total Repurchase Agreements (Cost $3,865,483)		3,865,483

Total Investments — 100.9% (Cost $11,964,507) (4)		11,964,507

Liabilities less Other Assets — (0.9)%		(110,885)

NET ASSETS — 100.0%		$11,853,622

MONEY MARKET FUNDS 8 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.

(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

	COUPON	MATURITY
NAME	RATES	DATES

U.S. Treasury Bonds	2.00% — 12.50%	8/15/14 — 4/15/29
U.S. Treasury Notes	1.88% — 2.00%	1/15/14 — 7/15/15

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

	COUPON	MATURITY
NAME	RATES	DATES

FHLMC	0.00% — 6.17%	10/1/18 — 10/1/37
FNMA	0.00% — 8.00%	1/1/14 — 1/1/48

(4)	The cost for federal income tax purposes was $11,964,507.
Percentages shown are based on Net Assets.
†  -  Defaulted security is deemed a Covered Investment. Effective February 21, 2008, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (the “Agreement”) with the Northern Money Market Fund. Under the Agreement, the Corporation has committed to providing capital to the Fund, subject to a specified maximum amount, in the event that the Fund realizes a loss on the security, in an amount sufficient for the Fund to maintain its net asset value per share at no less than the minimum permissible net asset value, which is $0.9950. The Corporation will not receive any consideration from the Fund if it is required under the Agreement to make a capital contribution to the Fund. The Agreement will expire no later than July 31, 2008.
MONEY MARKET FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)
With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.
Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS
FHLMC     Freddie Mac
FNMA     Federal National Mortgage Association
FRCD     Floating Rate Certificates of Deposit
FRCP     Floating Rate Commerical Paper
FRN     Floating Rate Notes
FSB     Federal Savings Bank
G.O.     General Obligation
IDR     Industrial Development Revenue
LOC     Letter of Credit
MTN     Medium Term Notes
VRDB     Variable Rate Demand Bonds
MONEY MARKET FUNDS 10 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

U.S. GOVERNMENT AGENCIES — 60.9% (1)
Fannie Mae — 17.1%
FNMA Bond,
3.88%, 2/1/08	$3,205	$3,201
FNMA Discount Notes,
4.65%, 1/2/08	10,000	9,999
4.32%, 1/7/08	10,000	9,993
4.31%, 1/11/08	10,000	9,988
4.36%, 1/23/08	2,491	2,484
4.30%, 1/25/08	4,600	4,587
4.38%, 2/1/08	14,447	14,394
4.57%, 2/1/08	23,863	23,769
4.35%, 2/15/08	12,000	11,935
4.27%, 2/25/08	10,000	9,935
4.64%, 2/29/08	9,250	9,180
4.22%, 3/12/08	1,375	1,363
4.62%, 3/12/08	9,800	9,711
4.29%, 4/1/08	22,262	22,023
5.01%, 5/30/08	10,662	10,439
5.01%, 6/27/08	7,513	7,327
FNMA Notes,
3.25%, 1/15/08	10,000	9,994
4.63%, 1/15/08	8,843	8,843
5.50%, 1/15/08	15,000	15,005
5.00%, 2/27/08	2,320	2,322

		196,492

Federal Farm Credit Bank — 4.1%
FFCB FRN,
5.07%, 1/1/08	12,500	12,498
5.10%, 1/12/08	5,000	5,000
4.86%, 1/16/08	5,000	5,000
4.76%, 1/22/08	5,000	4,999
4.77%, 1/25/08	10,000	10,000
4.74%, 1/27/08	5,000	5,000
4.90%, 2/28/08	5,000	4,999

		47,496

Federal Home Loan Bank — 24.7%
FHLB Bonds,
4.63%, 2/1/08	15,000	15,000
5.13%, 2/12/08	5,000	4,999
5.30%, 2/13/08	5,000	5,000
5.00%, 3/7/08	2,800	2,803
4.00%, 3/10/08	2,940	2,938
4.30%, 4/23/08	9,750	9,750
4.35%, 4/28/08	5,000	5,000
4.42%, 5/8/08	5,000	5,002
4.35%, 5/19/08	7,125	7,125
4.75%, 6/11/08	3,470	3,474
5.25%, 7/10/08	5,000	4,999
FHLB Discount Notes,
4.30%, 1/11/08	21,530	21,504
4.35%, 1/11/08	3,000	2,997
4.37%, 1/18/08	10,000	9,979
4.31%, 2/1/08	15,000	14,944
4.25%, 2/4/08	3,000	2,988
4.29%, 2/6/08	20,631	20,543
4.30%, 2/22/08	10,000	9,938
4.29%, 2/27/08	10,260	10,190
4.30%, 2/27/08	2,485	2,468
4.18%, 3/5/08	39,093	38,803
4.59%, 3/7/08	1,387	1,375
MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

U.S. GOVERNMENT AGENCIES — 60.9% (1) — CONTINUED
Federal Home Loan Bank — 24.7% — (continued)
FHLB Discount Notes — (continued)
4.30%, 3/14/08	$2,500	$2,478
4.27%, 3/24/08	10,000	9,902
FHLB FRN,
5.09%, 1/10/08	10,000	10,000
4.93%, 1/24/08	10,000	9,997
4.80%, 1/30/08	10,000	10,000
4.69%, 2/5/08	10,000	10,000
4.71%, 2/5/08	5,000	5,000
4.76%, 2/11/08	15,000	15,000
4.87%, 2/29/08	9,000	8,998

		283,194

Freddie Mac — 11.5%
FHLMC Discount Notes,
4.30%, 1/8/08	10,000	9,992
4.31%, 1/8/08	3,021	3,018
4.35%, 1/14/08	1,323	1,321
4.60%, 1/22/08	7,000	6,981
4.38%, 1/23/08	10,000	9,973
4.30%, 1/30/08	6,971	6,947
4.38%, 1/30/08	30,000	29,894
4.58%, 2/7/08	4,750	4,728
4.35%, 2/21/08	1,556	1,546
4.27%, 2/29/08	10,000	9,930
4.28%, 2/29/08	10,000	9,930
4.64%, 3/3/08	24,930	24,731
4.55%, 3/10/08	3,456	3,435
4.24%, 4/28/08	5,000	4,931
FHLMC Note,
4.63%, 2/21/08	5,000	5,001

		132,358

Overseas Private Investment Corp. — 3.5%
Participation Certificates,
Series 518-2002-406-IG,
4.40%, 1/2/08	23,623	23,623
Series 1995-197,
4.40%, 1/2/08	15,847	15,847

		39,470

Total U.S. Government Agencies (Cost $699,010)		699,010

REPURCHASE AGREEMENTS — 42.4%
(Collateralized at a minimum of 102%) (2)
Joint Repurchase Agreements — 3.8%
Morgan Stanley & Co., Inc., dated 12/31/07, repurchase price $19,683 1.40%, 1/2/08	19,681	19,681
Societe Generale — New York Branch, dated 12/31/07, repurchase price $9,842 1.50%, 1/2/08	9,841	9,841
UBS Securities LLC, dated 12/31/07, repurchase price $14,762 1.50%, 1/2/08	14,761	14,761

		44,283

MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

REPURCHASE AGREEMENTS — 42.4% — CONTINUED
(Collateralized at a minimum of 102%) (3)
Repurchase Agreements — 38.6%
Citigroup Global Markets, Inc., dated 12/31/07, repurchase price $190,052 4.95%, 1/2/08	$190,000	$190,000
Deutsche Bank Securities, Inc., dated 12/31/07, repurchase price $85,022 4.75%, 1/2/08	85,000	85,000
Goldman Sachs & Co., dated 12/31/07, repurchase price $100,026 4.75%, 1/2/08	100,000	100,000
Lehman Brothers, Inc., dated 12/31/07, repurchase price $68,189 4.51%, 1/2/08	68,172	68,172

		443,172

Total Repurchase Agreements (Cost $487,455)		487,455

Total Investments — 103.3% (Cost $1,186,465) (4)		1,186,465

Liabilities less Other Assets — (3.3)%		(37,566)

NET ASSETS — 100.0%		$1,148,899

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

	COUPON	MATURITY
NAME	RATES	DATES

U.S. Treasury Bonds	2.00% — 12.50%	8/15/14 — 4/15/29
U.S. Treasury Notes	1.88% — 2.00%	1/15/14 — 7/15/15

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

	COUPON	MATURITY
NAME	RATES	DATES

FHLMC	0.00% — 5.91%	8/1/21 — 7/1/37
FNMA	0.00% — 7.00%	7/1/14 — 12/1/47

(4)	The cost for federal income tax purposes was $1,186,465.
Percentages shown are based on Net Assets.
MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
U.S. GOVERNMENT MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)
With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.
Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS
FFCB     Federal Farm Credit Bank
FHLB     Federal Home Loan Bank
FHLMC     Freddie Mac
FNMA     Federal National Mortgage Association
FRN     Floating Rate Notes
MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT SELECT MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

U.S. GOVERNMENT AGENCIES — 103.1%(1)
Federal Farm Credit Bank — 28.3%
FFCB Discount Notes,
3.55%, 1/2/08	$300,000	$299,970
4.10%, 1/7/08	10,000	9,993
4.22%, 2/11/08	5,000	4,976
4.05%, 10/21/08	6,000	5,802
FFCB FRN,
5.07%, 1/1/08	30,000	29,996
5.12%, 1/4/08	10,000	10,000
5.10%, 1/12/08	15,000	14,999
5.16%, 1/12/08	7,750	7,755
4.86%, 1/16/08	10,000	10,000
4.76%, 1/22/08	20,000	19,998
4.76%, 1/24/08	10,000	10,000
4.77%, 1/25/08	20,000	19,999
4.74%, 1/27/08	10,000	10,000
4.90%, 2/28/08	10,000	9,998

		463,486

Federal Home Loan Bank — 73.3%
FHLB Bonds,
5.25%, 1/29/08	10,000	10,000
4.63%, 2/1/08	4,000	3,999
5.25%, 2/5/08	10,735	10,740
5.13%, 2/12/08	5,000	4,999
5.30%, 2/13/08	25,000	25,000
4.13%, 2/15/08	10,000	9,991
5.30%, 2/25/08	10,000	10,000
5.13%, 2/28/08	5,000	4,999
4.88%, 3/5/08	2,745	2,747
5.10%, 3/6/08	6,000	5,998
2.75%, 3/14/08	9,235	9,191
4.40%, 3/26/08	4,550	4,550
4.24%, 3/28/08	15,700	15,694
4.50%, 4/21/08	15,000	15,000
4.30%, 4/23/08	15,000	15,000
4.35%, 4/28/08	15,000	15,000
4.38%, 4/28/08	6,875	6,875
4.42%, 5/8/08	20,375	20,377
4.75%, 6/11/08	15,000	15,017
5.25%, 7/10/08	10,000	9,999
FHLB Discount Notes,
1.00%, 1/2/08	5,504	5,504
2.50%, 1/2/08	20,000	19,998
3.25%, 1/2/08	88,900	88,892
4.25%, 1/2/08	20,000	19,998
4.26%, 1/2/08	20,000	19,998
4.20%, 1/3/08	50,000	49,988
4.25%, 1/3/08	25,000	24,994
4.05%, 1/4/08	70,364	70,340
4.20%, 1/4/08	15,467	15,462
4.30%, 1/4/08	18,497	18,490
4.24%, 1/8/08	25,000	24,979
4.10%, 1/9/08	1,540	1,539
4.18%, 1/9/08	25,000	24,977
4.30%, 1/9/08	20,000	19,980
4.15%, 1/10/08	3,275	3,272
4.35%, 1/11/08	20,000	19,976
4.37%, 1/11/08	25,000	24,969
4.40%, 1/11/08	2,658	2,655
MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT SELECT MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

U.S. GOVERNMENT AGENCIES — 103.1% (1) - CONTINUED
Federal Home Loan Bank — 73.3% — (continued)
FHLB Discount Notes — (continued)
4.66%, 1/11/08	$17,800	$17,777
4.31%, 1/16/08	25,000	24,955
4.33%, 1/16/08	15,000	14,973
4.65%, 1/16/08	14,701	14,673
4.47%, 1/18/08	24,300	24,249
4.54%, 1/18/08	20,000	19,957
4.25%, 1/22/08	10,000	9,975
4.30%, 1/23/08	15,000	14,960
4.31%, 1/23/08	16,000	15,958
4.38%, 1/25/08	31,100	31,009
4.20%, 1/29/08	1,555	1,550
4.20%, 1/30/08	50,000	49,837
4.30%, 2/1/08	10,700	10,660
4.25%, 2/13/08	6,146	6,115
4.65%, 2/15/08	1,511	1,502
4.55%, 2/20/08	3,995	3,970
4.49%, 2/28/08	15,000	14,892
4.57%, 2/28/08	9,770	9,698
4.64%, 3/5/08	19,905	19,741
4.25%, 3/7/08	14,871	14,755
4.25%, 3/12/08	10,471	10,383
4.48%, 3/14/08	1,540	1,526
4.29%, 3/26/08	33,481	33,142
4.24%, 4/16/08	14,805	14,620
4.24%, 4/18/08	14,000	13,822
FHLB FRN,
5.09%, 1/10/08	25,000	25,000
4.93%, 1/24/08	15,000	14,996
4.80%, 1/30/08	20,000	20,000
4.69%, 2/5/08	20,000	20,000
4.71%, 2/5/08	10,000	10,000
4.76%, 2/11/08	25,000	25,000
4.84%, 2/21/08	10,000	10,007
FHLB Note,
5.25%, 2/13/08	10,000	9,999

		1,200,888

Tennessee Valley Authority — 1.5%
Tennessee Valley Authority Discount Note,
4.25%, 1/24/08	25,000	24,932

		24,932

Total U.S. Government Agencies		1,689,306

Total Investments — 103.1% (Cost $1,689,306)(2)		1,689,306

Liabilities less Other Assets — (3.1)%		(50,338)

NET ASSETS — 100.0%		$1,638,968

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	The cost for federal income tax purposes was $1,689,306.
Percentages shown are based on Net Assets.
MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT SELECT MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)
With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS
FFCB     Federal Farm Credit Bank
FHLB     Federal Home Loan Bank
FRN     Floating Rate Notes
MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2%
Alabama — 2.1%
Eutaw IDB PCR Refunding Bonds, Green County Project, 3.80%, 1/2/08	$6,550	$6,550
Homewood Educational Building Authority Revenue VRDB, Series 2007B, Educational Facilities Samford University (MBIA Insured), 3.47%, 1/9/08	22,355	22,355
Jefferson County Obligation School Warrant Revenue Bonds, Series 2005B (AMBAC Insured), 3.50%, 1/9/08	64,600	64,600
Mobile Spring Hill College Educational Building Authority Revenue VRDB, Series 2004B, Spring Hill College Project (Regions Bank LOC), 3.43%, 1/9/08	12,500	12,500
Shelby County Limited Obligation Revenue VRDB, Series 2004, School Warrants (AMBAC Insured), 3.48%, 1/9/08	14,335	14,335
Taylor-Ryan Improvement District Number 2, Variable Improvement Bonds, Series 2005 (Wachovia Bank N.A. LOC), 3.46%, 1/9/08	8,180	8,180
University of Alabama Revenue VRDB, Series 2000B, Hospital (AMBAC Insured), 3.46%, 1/9/08	2,100	2,100

		130,620

Alaska — 1.0%
Alaska State Housing Finance Corp. Revenue VRDB, Series 2007C-1, Morgan Keegan Municipal Products, Inc. Various States Trust Receipts (Citigroup, Inc. Gtd.), (1) 3.50%, 1/9/08	26,840	26,840
Valdez Marine Terminal Revenue Refunding Bonds, Series 2003A, BP Pipelines, Inc. Project (BP PLC Gtd.), 3.75%, 1/2/08	7,500	7,500
Valdez Marine Terminal Revenue Refunding Bonds, Series B, Exxon Pipelines Co. Project, 3.60%, 1/2/08	1,600	1,600
Valdez Marine Terminal Revenue Refunding VRDB, Series 2003B, BP Pipelines, Inc. Project, 3.75%, 1/2/08	1,000	1,000
Valdez Marine Terminal Revenue Refunding VRDB, Series 2003C, BP Pipelines, Inc. Project (BP PLC Gtd.), 3.75%, 1/2/08	23,100	23,100

		60,040

Arizona — 1.0%
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-2, The Terraces Project (Lloyds TSB Bank LOC), 3.43%, 1/9/08	7,700	7,700
Phoenix IDA Multifamily Housing Revenue Refunding VRDB, Series 1999, Southwest Village Apartments Project (FNMA Gtd.), 3.44%, 1/9/08	3,300	3,300
Pima County IDA Multifamily Housing Revenue Refunding VRDB, Series 2001, Eastside Place Apartments (FNMA LOC), 3.43%, 1/9/08	1,290	1,290
MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Arizona — 1.0% — (continued)
Pima County IDA Revenue VRDB, Series 2002A, Senior Living Facilities La Posada (Bank of America N.A. LOC), 3.42%, 1/9/08	$11,900	$11,900
Salt River Project Agricultural Improvement and Power District Revenue Bonds, Citigroup Eagle Series 2006-14, (1) 3.51%, 1/9/08	8,700	8,700
Scottsdale IDA Hosipital Revenue VRDB, Series B, Scottsdale Healthcare (FGIC Insured), 3.46%, 1/9/08	10,160	10,160
Tempe IDA Senior Living Revenue VRDB, Series 2002C, Friendship Village Project (Fortis Bank LOC), 3.44%, 1/9/08	17,600	17,600
Tuscon IDA Revenue VRDB, Series 2002A, Family Housing Resources Projects (FNMA LOC), 3.45%, 1/9/08	2,000	2,000

		62,650

California — 2.3%
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2007, Oshman Family Jewish Community (Bank of America N.A. LOC), 3.46%, 1/2/08	25,580	25,580
Affordable Housing Agency Multifamily Revenue VRDB, Series 2003A, Westridge Hilltop (FNMA Insured), 3.33%, 1/9/08	4,345	4,345
California Communities Note Program TRANS, Series 2007 A-1, 4.50%, 6/30/08	20,000	20,082
California Educational Facilities Authority Pepperdine Revenue Bonds, Series 2005-32, ABN AMRO Munitops Certificate Trust (AMBAC Insured), (1) 3.44%, 1/9/08	12,000	12,000
California Educational Facilities Authority Revenue VRDB, Series 2005B, Pomona College, 3.28%, 1/9/08	400	400
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002B-2 (BNP Paribas LOC), 3.54%, 1/2/08	4,350	4,350
California State G.O., Kindergarten-University, Series 2004A-9 (Citibank N.A. LOC), 3.31%, 1/9/08	4,200	4,200
California State G.O. Puttable Floating Option, Series EC 1068, Merrill P-Floats (AMBAC Insured), (1) 3.52%, 1/9/08	105	105
California State G.O. VRDB, Series A, Subseries A-3 (Bank of America N.A. LOC), 3.33%, 1/9/08	100	100
California State RANS, 4.00%, 6/30/08	50,000	50,153
California Statewide Communities Development Authority Revenue VRDB, Series 2001, Gemological Institute (AMBAC Insured), 3.30%, 1/9/08	2,465	2,465
MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
California — 2.3% — (continued)
California Statewide Communities Development Authority Revenue VRDB, Series 2006, Amern Baptist Homes West (Bank of America N.A. LOC), 3.32%, 1/9/08	$700	$700
Los Angeles Convention and Exhibition Center Authority Lease Revenue Refunding VRDB, Series 2003E (AMBAC Insured), 3.35%, 1/9/08	3,500	3,500
Los Angeles Unified School District COPS VRDB, Series 2005B, Administration Building Project III (AMBAC Insured), 3.28%, 1/9/08	3,800	3,800
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series 1999B, 3.28%, 1/9/08	2,100	2,100
Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series 2005B-2, 3.47%, 1/2/08	2,600	2,600
Oxnard Financing Authority Lease Revenue VRDB, Civic Center Phase 2 Project (AMBAC Insured), 3.32%, 1/9/08	2,150	2,150

		138,630

Colorado — 2.8%
Arapahoe County Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run (FHLMC LOC), 3.46%, 1/9/08	9,355	9,355
Broomfield Urban Renewal Authority Tax Increment Revenue, Series 2005, Event Center Project (BNP Paribas LOC), 3.44%, 1/9/08	9,600	9,600
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC), 3.79%, 1/2/08	9,765	9,765
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2005, Bear Creek School Project (U.S. Bank N.A. LOC), 3.42%, 1/9/08	200	200
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2006, Pueblo Serra Worship Holdings (Wells Fargo Bank N.A. LOC), 3.47%, 1/9/08	2,000	2,000
Colorado Health Facilities Authority Revenue Bonds, Frasier Meadows Manor Project (JPMorgan Chase Bank LOC), 3.42%, 1/9/08	18,825	18,825
Colorado Health Facilities Authority Revenue Bonds, Series C-1, Christian Living Community (Citibank N.A. LOC), 3.44%, 1/9/08	7,685	7,685
Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement (Bank of America N.A. LOC), 3.42%, 1/9/08	12,390	12,390
Colorado Health Facilities Authority Revenue VRDB, Series 2004B, Adventist Health System Sunbelt (SunTrust Bank LOC), 3.42%, 1/9/08	15,720	15,720
Colorado State Education Loan Program TRANS, 3.25%, 8/5/08	25,000	25,051
MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Colorado — 2.8% — (continued)
Erie Colorado COPS, Series 2005, (KeyBank N.A. LOC), 3.48%, 1/9/08	$4,345	$4,345
Park Creek Metropolitan District Revenue Bonds, Merrill Lynch P-Floats 157 (Danske Bank Gtd.), (1) (2) 3.68%, 2/14/08	36,995	36,995
Pitkin County IDR Refunding Bonds, Series 1994A, Aspen Skiing Co. Project (JPMorgan Chase Bank LOC), 3.75%, 1/2/08	3,000	3,000
Summit County Recreational Facilities Revenue Refunding Bonds, Series 1992, Copper Mountain (Bank of Nova Scotia LOC), 3.55%, 1/9/08	4,680	4,680
Westminster EDA Tax Increment Revenue VRDB, Series 2005, North Huron Urban Renewal Project (Depfa Bank PLC LOC), 3.46%, 1/9/08	10,000	10,000

		169,611

Connecticut — 0.1%
Connecticut State Health and Educational Facility Authority Revenue Bonds, Series 1997T-1, Yale University, 3.47%, 1/2/08	6,100	6,100

District of Columbia — 0.7%
District of Columbia Revenue VRDB, Series 1999, The Washington Home, Inc. (Wachovia Bank N.A. LOC), 3.44%, 1/9/08	3,575	3,575
District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation, 3.48%, 1/9/08	10,100	10,100
District of Columbia Revenue VRDB, Series 2005, Georgetown Day School Issue (SunTrust Bank LOC), 3.44%, 1/9/08	19,000	19,000
District of Columbia Water and Sewer Authority Revenue Bonds, Series 1998, Citibank Eagle Trust 985201 (FSA Corp. Insured), (1) 3.51%, 1/9/08	3,300	3,300
District of Columbia Water and Sewer Revenue Bonds, Citicorp Eagle Trust 8121A (FSA Corp. Insured), (1) 3.51%, 1/9/08	7,590	7,590

		43,565

Florida — 7.7%
Bay Medical Center Hospital Revenue Bonds, Series 2007-B, Bay Medical Center Project (Regions Bank LOC), 3.45%, 1/9/08	20,000	20,000
Broward County Revenue VRDB, Series 2007, Maimonides Shalom Academy (Comerica Bank LOC), 3.43%, 1/9/08	10,000	10,000
Charlotte County Utility Revenue Refunding VRDB, Series 2003A (FSA Corp. Insured), 3.43%, 1/9/08	9,500	9,500
MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Florida — 7.7% — (continued)
Florida Housing Finance Agency Revenue Bonds, Multifamily XX (FNMA Insured), 3.49%, 1/9/08	$8,100	$8,100
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series C, Monterey Lake (FHLMC LOC), 3.47%, 1/9/08	5,815	5,815
Florida State Board of Education G.O., Citigroup ROCS RR-II-R-482, (1) 3.50%, 1/9/08	12,325	12,325
Florida State Board of Education G.O., Eagle 720050054 — Class A, (1) 3.51%, 1/9/08	7,000	7,000
Florida State Board of Education G.O., Series EC 1049, Merrill P-Floats, (1) 3.60%, 1/9/08	11,780	11,780
Florida State Department of Juvenile Justice Lease Certificates Revenue Bonds, Wachovia MERLOTS Series 2000-OOO (MBIA Insured), (1) 3.50%, 1/9/08	5,005	5,005
Gainesville Utility System Revenue VRDB, Series 2007-A, 3.45%, 1/9/08	30,255	30,255
Highlands County Health Facilities Authority Revenue Refunding VRDB, Series B, Adventist Health (FGIC Insured), 3.40%, 1/9/08	15,000	15,000
Highlands County Health Facilities Authority Revenue VRDB, Series 1996A, Adventist Health System Sunbelt (FGIC Insured), 3.47%, 1/9/08	46,265	46,265
Highlands County Health Facilities Authority Revenue VRDB, Series 1996A, Adventist Health System Sunbelt (SunTrust Bank LOC), 3.42%, 1/9/08	43,900	43,900
Highlands County Health Facilities Authority Revenue VRDB, Series 1997A, Adventist Health System Sunbelt (SunTrust Bank LOC), 3.42%, 1/9/08	30,875	30,875
Highlands County Health Facilities Authority Revenue VRDB, Series 2003B, Adventist Health System Sunbelt (SunTrust Bank LOC), 3.44%, 1/9/08	10,805	10,805
Lee County IDA Healthcare Facilities Revenue VRDB, Series 1999B, Shell Point Village Project (Bank of America N.A. LOC), 3.45%, 1/9/08	4,245	4,245
Martin County Health Facilities Authority Hospital Revenue Refunding VRDB, Series 2007A, Martin Memorial Medical Center (Wachovia Bank N.A. LOC), 3.42%, 1/9/08	7,900	7,900
Orange County Finance Authority Multifamily Housing Revenue Refunding Bonds, Series 1997, Post Lake Apartments Project (FNMA Insured), 3.49%, 1/9/08	5,365	5,365
Orange County Health Facilities Authority Revenue VRDB, Series 2007, Adventist Long Term Care (SunTrust Bank LOC), 3.42%, 1/9/08	9,900	9,900
MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Florida — 7.7% — (continued)
Orlando and Orange County Expressway Authority Revenue VRDB, Subseries D (AMBAC Insured), 3.41%, 1/9/08	$20,140	$20,140
Orlando and Orange County Expressway Authority Revenue VRDB, Subseries E (AMBAC Insured), 3.41%, 1/9/08	8,940	8,940
Palm Beach School Board COPS, Series 2013, BB&T Municipal Trust Floaters (AMBAC Insured), (1) 3.48%, 1/9/08	11,185	11,185
Palm Beach School District Sales Tax Revenue CP Notes (Bank of America N.A. LOC), 3.72%, 2/14/08	65,500	65,500
Pinellas County Health Facility Authority Revenue Refunding Bonds, Series 1985, Pooled Hospital Loan Program (AMBAC Insured), 3.80%, 1/2/08	6,300	6,300
Pinellas County Health Facility Authority Revenue Refunding VRDB, Series A, Bayfront Hospital (SunTrust Bank LOC), 3.74%, 1/2/08	5,000	5,000
Polk County IDA Revenue Bonds, Series 2004, Lifepath Hospice Project (SunTrust Bank LOC), 3.44%, 1/9/08	2,500	2,500
Sunshine State Government Financing Commission Revenue Bonds, Series 1986 (AMBAC Insured), 3.75%, 1/2/08	19,105	19,105
Tampa Revenue Refunding VRDB, Series 2007, Volunteers of America (Regions Bank LOC), 3.46%, 1/9/08	12,000	12,000
University of South Florida College COPS VRDB, Series A-1, Medical Health Facilities (SunTrust Bank LOC), 3.46%, 1/9/08	23,650	23,650

		468,355

Georgia — 3.3%
Albany-Dougherty County Hospital Authority Revenue Bonds, Series 96, Phoebe Putney Memorial Hospital (AMBAC Insured), 3.42%, 1/9/08	18,045	18,045
Clayton County Housing Authority Revenue Bonds, Series 1985, Rivers Edge Development (FHLMC Gtd.), 3.47%, 1/9/08	6,000	6,000
DeKalb County Housing Authority Multifamily Revenue VRDB, Post Brook Project (FNMA Gtd.), 3.47%, 1/9/08	4,300	4,300
DeKalb County Hospital Authority Revenue VRDB, Series 2005, Revenue Anticipation Certificates, DeKalb Medical Center, Inc. Project (SunTrust Bank LOC), 3.44%, 1/9/08	7,900	7,900
Fulco Hospital Authority Revenue Anticipation Certificates, Series 1999, Piedmont Hospital Project (SunTrust Bank LOC), 3.44%, 1/9/08	26,675	26,675
MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Georgia — 3.3% — (continued)
Fulton County Development Authority Revenue Bonds, Series 2004, Holy Innocents Episcopal School Project (SunTrust Bank LOC), 3.44%, 1/9/08	$9,000	$9,000
Georgia State G.O. Bonds, Eagle Trust Series 97C1001, (1) 3.51%, 1/9/08	15,500	15,500
Gordon County Hospital Authority Revenue VRDB, Series 1996-A, Adventist Health Systems Sunbelt Project (SunTrust Bank LOC), 3.57%, 1/9/08	710	710
Gwinnett County Multifamily Housing Revenue VRDB, Series 1996, Post Corners Project (FNMA Gtd.), 3.47%, 1/9/08	7,360	7,360
Macon Water and Sewer Authority Revenue Bonds, Series 2004, 3.44%, 1/9/08	9,740	9,740
Richmond County Authority Revenue Anticipation Certificates, Series 2003, University Health Services, Inc. Project (SunTrust Bank LOC), 3.44%, 1/9/08	8,400	8,400
Rockdale County Hospital Authority Revenue Anticipation Certificates, Series 2002, Rockdale Hospital (Wachovia Bank N.A. LOC), 3.45%, 1/9/08	23,925	23,925
Roswell Housing Authority Multifamily Revenue Refunding VRDB, Series 2002, Chambrel Roswell (FNMA Gtd.), 3.46%, 1/9/08	10,000	10,000
Smyrna Housing Authority Multifamily Housing Revenue VRDB, Series 1995, Hills of Post Village Project (FNMA Gtd.), 3.44%, 1/9/08	4,400	4,400
Smyrna Housing Authority Multifamily Housing Revenue VRDB, Series 1996, Gardens Post Village Project (FNMA Gtd.), 3.44%, 1/9/08	8,350	8,350
Smyrna Multifamily Housing Authority Revenue Bonds, Series 1997, F&M Villages Project (FNMA Gtd.), 3.44%, 1/9/08	500	500
State of Georgia G.O., Citigroup ROCS RR-II-R-10074, (1) 3.50%, 1/9/08	21,890	21,890
State of Georgia G.O., Merrill Lynch P-Floats-EC 1019, (1) 3.60%, 1/9/08	6,855	6,855
Thomasville Hospital Authority Revenue Anticipation Certificates, Series 2003, John D. Archibold Memorial Hospital Project (SunTrust Bank LOC), 3.44%, 1/9/08	5,200	5,200
Waleska Downtown Development Authority Revenue VRDB, Reinhardt College Project (Regions Bank LOC), 3.45%, 1/9/08	4,100	4,100

		198,850

Idaho — 0.2%
Idaho State G.O. TANS, Series 2007, 4.50%, 6/30/08	9,000	9,033

MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Illinois — 10.1%
Bi-State Development Agency of the Missouri-Illnois Metropolitan District Revenue VRDB, Series 2005A, Suburban Mass Transit Metrolink (JPMorgan Chase Bank LOC), 3.48%, 1/9/08	$14,700	$14,700
Chicago Board of Education G.O. Variable Rate Certificates, Series 2000A, School Reform Board (FGIC Insured), (1) 3.50%, 1/9/08	6,200	6,200
Chicago Board of Education G.O. VRDB, Series D (Depfa Bank PLC LOC), 3.47%, 1/9/08	24,000	24,000
City of Chicago G.O. Refunding VRDB, Series 2005D, Project Refunding (FSA Corp. Insured), 3.43%, 1/9/08	1,400	1,400
City of Chicago G.O. Refunding VRDB, Series 2007E (MBIA Insured), 3.42%, 1/9/08	400	400
Series 2007G (MBIA Insured), 3.42%, 1/9/08	15,000	15,000
DuPage County Revenue VRDB, Benedictine University Building Project (National City Bank LOC), 3.44%, 1/9/08	19,085	19,085
Evanston G.O., Series 2002A, Sherman Plaza, 3.44%, 1/9/08	27,290	27,290
Evanston G.O. VRDB, Series 2000A, Maple Street Project, 3.44%, 1/9/08	3,900	3,900
Evanston G.O. VRDB, Series C, Recreation Center Project, 3.44%, 1/9/08	2,100	2,100
Hazel Crest Retirement Center Revenue Bonds, Series 1992A, Waterford Estates Project (Depfa Bank PLC LOC), 3.47%, 1/9/08	9,765	9,765
Illinois Development Finance Authority IDR Bonds, Series 1990B, Tajon Warehouse Project (JPMorgan Chase Bank LOC), 3.56%, 1/9/08	2,225	2,225
Illinois Development Finance Authority Revenue Bonds, Series 2003, Carmel High School Project (Bank of America N.A. LOC), 3.45%, 1/9/08	6,200	6,200
Illinois Development Finance Authority Revenue Bonds, Series 2004, Robert Morris College (JPMorgan Chase Bank LOC), 3.46%, 1/9/08	10,515	10,515
Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project (Harris N.A. LOC), 3.45%, 1/9/08	6,105	6,105
Illinois Development Finance Authority Revenue VRDB, Series 1998C, Provena Health System (MBIA Insured), 3.46%, 1/9/08	550	550
MONEY MARKET FUNDS 8 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Illinois — 10.1% — (continued)
Illinois Development Finance Authority Revenue VRDB, Series 1999D1, AMR Pooled Program (Fifth Third Bank LOC), 3.51%, 1/9/08	$4,615	$4,615
Illinois Development Finance Authority Revenue VRDB, Series 1999D2, AMR Pooled Program (Fifth Third Bank LOC), 3.51%, 1/9/08	6,805	6,805
Illinois Educational Facilities Authority Revenue Bonds, Northwestern University, Macon Trust Variable Rate Certificates Series D, (1) 3.50%, 1/9/08	7,005	7,005
Illinois Educational Facilities Authority Revenue Bonds, Series A, IIT Student Housing (Harris N.A. LOC), 3.43%, 1/9/08	20,095	20,095
Illinois Educational Facilities Authority Revenue Bonds, Series 2002, Aurora University (Fifth Third Bank LOC), 3.46%, 1/9/08	3,300	3,300
Illinois Educational Facilities Authority Revenue VRDB, Series 2001, Concordia University River Project (U.S. Bank N.A. LOC), 3.79%, 1/2/08	8,000	8,000
Illinois Finance Authority Revenue Bonds, Kohl Childrens Museum (Fifth Third Bank LOC), 3.43%, 1/9/08	2,280	2,280
Illinois Finance Authority Revenue Bonds, Series A, All Saints Catholic (Harris N.A. LOC), 3.45%, 1/9/08	11,800	11,800
Illinois Finance Authority Revenue Bonds, Series 2004, Community Action Partnership (Citibank N.A. LOC), 3.46%, 1/9/08	5,790	5,790
Illinois Finance Authority Revenue Bonds, Series 2005, Mercy Alliance Project, Put Opt (Marshall & Ilsley Bank LOC), 3.45%, 1/9/08	14,000	14,000
Illinois Finance Authority Revenue Bonds, Series 2006A, Chicago Christian (Fifth Third Bank LOC), 3.50%, 1/9/08	10,200	10,200
Illinois Finance Authority Revenue Refunding VRDB, Series 2006A1, Rush University Medical Center (MBIA Insured), 3.45%, 1/9/08	6,020	6,020
Illinois Finance Authority Revenue VRDB, Series 2005C, Friendship Village Schaumburg (Bank of America N.A. LOC), 3.44%, 1/9/08	20,050	20,050
Illinois Finance Authority Revenue VRDB, Series 2006B, Loyola University Health System (Harris N.A. LOC), 3.47%, 1/9/08	36,100	36,100
Illinois Finance Authority Revenue VRDB, Series 2007-A, McKinley Foundation Project (KeyBank N.A. LOC), 3.52%, 1/9/08	21,545	21,545
Illinois Finance Authority Revenue VRDB, Series 2007-A Notes, Jewish Charities (Harris N.A. LOC), 3.45%, 1/9/08	8,835	8,835
MONEY MARKET FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Illinois — 10.1% — (continued)
Illinois Finance Authority Revenue VRDB, Series 2007-B, Sedgebrook, Inc. (Fortis Bank LOC), 3.45%, 1/9/08	$19,500	$19,500
Illinois Finance Authority Revenue VRDB, Series 2007B1, Northwestern Memorial Hospital, 3.50%, 1/2/08	9,300	9,300
Illinois Finance Authority Revenue VRDB, Series 2007B2, Northwestern Memorial Hospital, 3.75%, 1/2/08	9,400	9,400
Illinois Finance Authority Revenue VRDB, Series D, The Clare At Water Tower Project (Bank of America N.A. LOC), 3.43%, 1/9/08	15,000	15,000
Illinois Health Facilities Authority Revenue Bonds, Series 2003A, Advocate Healthcare Network, 3.78%, 7/3/08	9,990	9,990
Illinois Metropolitan Water Reclamation District, ABN AMRO Munitops Certificate Trust 2006-29, (1) 3.49%, 1/9/08	10,000	10,000
Illinois Multifamily Finance Authority Revenue VRDB, Series 2005 (AMT), Villagebrook Apartments Project (FHLMC LOC), 3.59%, 1/9/08	4,800	4,800
Illinois State G.O. Bonds, Series 1630, Morgan Stanley Floaters, (1) 3.50%, 1/9/08	12,055	12,055
Illinois State G.O. VRDB, Series 2003B, 3.46%, 1/9/08	16,900	16,900
Illinois State Sales Tax Revenue VRDB, Bank of America Macon Trust Receipts Series C, (1) 3.50%, 1/9/08	3,500	3,500
Illinois State Toll Highway Authority Revenue VRDB, Priority Series 2007 A-2, 3.73%, 1/9/08	25,000	25,000
Illinois State Tollway Highway Revenue Bonds, Series A2, ABN AMRO Munitops Certificate Trust 2006-44 (FSA Corp. Insured), (1) 3.49%, 1/9/08	40,000	40,000
Lisle Multifamily Housing Authority Revenue Bonds, Ashley of Lisle Project (FHLMC LOC), 3.42%, 1/9/08	20,600	20,600
Normal G.O. VRDB, Series 2003, McLean County Project, 3.43%, 1/9/08	4,750	4,750
Quad Cities Regional EDA Revenue Bonds, Augustana College Project (Harris N.A. LOC), 3.44%, 1/9/08	14,800	14,800
Regional Transportation Authority Revenue Bonds, Citicorp Eagle Trust Series 20001303 (MBIA Insured), (1) 3.51%, 1/9/08	14,510	14,510
MONEY MARKET FUNDS 10 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Illinois — 10.1% — (continued)
Rockford Revenue Bonds, Series 2002, Wesley Willows Obligation (Marshall & Ilsley Bank LOC), 3.73%, 1/2/08	$4,985	$4,985
Springfield Election Revenue Bonds, Series 2006-2, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1) 3.49%, 1/9/08	14,995	14,995
State of Illinois G.O. Bonds, Citigroup ROCS RR-II-R-12069, (1) 3.56%, 1/9/08	8,000	8,000
Village of Crestwood Revenue VRDB, Series 2007, Trinity Christian College (Fifth Third Bank LOC), 3.40%, 1/9/08	7,615	7,615
Warren County Industrial Project Revenue Bonds, Series 2002, Monmouth College Project (Allied Irish Bank LOC), 3.45%, 1/9/08	5,895	5,895
Will County Revenue VRDB, Series 2007, University of St. Francis Project (Fifth Third Bank LOC), 3.44%, 1/9/08	6,000	6,000

		613,470

Indiana — 4.9%
Dearborn County Industrial Economic Development Revenue VRDB, Series 2006, Dearborn County Hospital Project (JPMorgan Chase Bank LOC), 3.44%, 1/9/08	15,000	15,000
Fort Wayne Economic Development Revenue VRDB, Series 2004, University of St. Francis (JPMorgan Chase Bank LOC), 3.46%, 1/9/08	2,700	2,700
Huntington Economic Development Revenue Refunding VRDB, Series 2007, Huntington University (National City Bank LOC), 3.49%, 1/9/08	2,000	2,000
Indiana Bond Bank Revenue Notes, Series 2007A, Advanced Funding Program Notes, 4.25%, 1/31/08	35,000	35,017
Indiana Development Finance Authority Industrial Revenue Bonds, Series 1999, Youth Opportunity Center Project (JPMorgan Chase Bank LOC), 3.46%, 1/9/08	1,500	1,500
Indiana Health and Educational Facilities Financing Authority Revenue Bonds, Citigroup ROCS RR-II-R-10246, Ascension Health, (1) 3.50%, 1/9/08	42,100	42,100
Indiana Health and Educational Facilities Financing Authority Revenue Refunding Bonds, Series B, St. Francis Health Systems (MBIA Insured), 3.39%, 1/9/08	20,030	20,030
Indiana Health and Educational Facilities Financing Authority Revenue Refunding VRDB, Series 2006A, Hartsfield Community Village (Harris N.A. LOC), 3.42%, 1/9/08	7,030	7,030
Indiana Health and Educational Facilities Financing Authority Revenue VRDB, Community Hospital LaGrange County (National City Bank LOC), 3.44%, 1/9/08	12,465	12,465
MONEY MARKET FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Indiana — 4.9% — (continued)
Indiana Health and Educational Facilities Financing Authority Revenue VRDB, Parkview Health Systems (AMBAC Insured), Series 2005A, 3.47%, 1/9/08	$27,500	$27,500
Series 2005B, 3.47%, 1/9/08	37,315	37,315
Indiana Health and Educational Facilities Financing Authority Revenue VRDB, Series 2007, Marian College Project (JPMorgan Chase Bank LOC), 3.45%, 1/9/08	6,000	6,000
Indiana Health Facility Financing Authority Revenue VRDB, Series 2000, Senior Living Greencroft Project (Bank of America N.A. LOC), 3.43%, 1/9/08	10,624	10,624
Indiana Health Facility Financing Authority Revenue VRDB, Series 2004A, Margaret Mary Community Hospital Project (Fifth Third Bank LOC), 3.80%, 1/2/08	1,400	1,400
Indiana Hospital Equipment Financing Revenue VRDB, Hospital Equipment Program Project (MBIA Insured), 3.53%, 1/9/08	8,410	8,410
Indianapolis Local Public Improvement Bond Bank Revenue VRDB, Series G-3, Waterworks Project (MBIA Insured), 3.44%, 1/9/08	9,750	9,750
Marshall County Industrial Economic Development Revenue VRDB, Series 2000, Culver Educational Foundation Project (Bank of New York LOC), 3.47%, 1/9/08	22,700	22,700
Mount Vernon Pollution Control and Solid Waste Disposal Revenue VRDB, General Electric Co. Project (General Electric Co. Gtd.), 3.67%, 1/2/08	11,790	11,790
Terre Haute Industrial Economic Development Revenue Bonds, Series 1985, First Financial Corp. Project (JPMorgan Chase Bank LOC), 3.46%, 1/9/08	500	500
Vincennes University Revenue Bonds, Series 2004G, Student Fees (JPMorgan Chase Bank LOC), 3.53%, 1/9/08	23,550	23,550

		297,381

Iowa — 0.8%
Iowa Finance Authority Healthcare Facilities Revenue VRDB, Care Initiatives Project (KBC Bank N.V. LOC), 3.80%, 1/2/08	1,300	1,300
Iowa Finance Authority Healthcare Facilities Revenue VRDB, Series A3, Iowa Health System (FGIC Insured), 3.47%, 1/9/08	26,700	26,700
Iowa Higher Education Loan Authority Revenue VRDB, Private College, Series 2003, Des Moines University Project (Allied Irish Bank LOC), 3.80%, 1/2/08	800	800
Iowa Higher Education Loan Authority Revenue VRDB, Series 2003, Graceland College (Bank of America N.A. LOC), 3.53%, 1/9/08	1,600	1,600
State of Iowa TRANS, 4.00%, 6/30/08	20,000	20,073

		50,473

MONEY MARKET FUNDS 12 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Kansas — 0.7%
Kansas Department of Transportation Highway Revenue Bonds, Citigroup ROCS RR-II-R-10084, (1) 3.50%, 1/9/08	$8,165	$8,165
Kansas Development Finance Authority Revenue VRDB, Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC), 3.43%, 1/9/08	4,840	4,840
Kansas Development Finance Authority Revenue VRDB, Series 2004C, Adventist Health System/Sunbelt (SunTrust Bank LOC), 3.44%, 1/9/08	1,900	1,900
Olathe Health Facilities Revenue VRDB, Series 2002A, Olathe Medical Center (AMBAC Insured), 3.78%, 1/2/08	2,800	2,800
Olathe Senior Living Facility Revenue VRDB, Series C-1, Catholic Care Campus (Bank of America N.A. LOC), 3.43%, 1/9/08	22,000	22,000
University of Kansas Hospital Authority Revenue VRDB, KU Health System (Harris N.A. LOC), 3.75%, 1/2/08	2,000	2,000

		41,705

Kentucky — 1.0%
Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC), 3.46%, 1/9/08	11,550	11,550
Henderson County Revenue Refunding Bonds, Murray-Calloway County Public Hospital Project (Branch Banking & Trust Co. LOC), 3.54%, 1/9/08	4,970	4,970
Kentucky Asset Liability Commission General Fund Revenue, Series 2007-A TRANS, 4.50%, 6/26/08	34,000	34,125
Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC), 3.46%, 1/9/08	10,488	10,488

		61,133

Louisiana — 2.4%
Ascension Parish IDB Revenue VRDB, Series 2007, IMTT-Geismar Project (SunTrust Bank LOC), 3.44%, 1/9/08	22,500	22,500
East Baton Rouge Parish Sales Tax Revenue VRDB, Series 2006B, Road and Street Improvement (FGIC Insured), 3.46%, 1/9/08	4,700	4,700
Louisiana Environmental Facilities Development Revenue Bonds, Series 2004, Sacred Heart Project (SunTrust Bank LOC), 3.49%, 1/9/08	1,000	1,000
Louisiana Public Facilities Authority Revenue Bonds, Series 1985A, Hospital Equipment Financing and Refunding (JPMorgan Chase Bank LOC), 3.43%, 1/9/08	24,650	24,650
Louisiana Public Facilities Authority Revenue VRDB, Series 2007, International Matex Tank Terminals (SunTrust Bank LOC), 3.44%, 1/9/08	10,000	10,000
MONEY MARKET FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Louisiana — 2.4% — (continued)
Louisiana State Municipal Natural Gas Purchasing and District Authority Revenue Bonds, Series 1411Q, Putters (JPMorgan Chase and Co. LOC), (1) 3.52%, 1/9/08	$48,197	$48,197
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding Bonds, Series 2003B (JPMorgan Chase Bank LOC), 3.40%, 1/9/08	5,700	5,700
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding VRDB, Series 2007-A, Loop LLC Project (SunTrust Bank LOC), 3.44%, 1/9/08	27,000	27,000

		143,747

Maine — 0.3%
Maine Finance Authority Revenue VRDB, Series 2007-A, Hebron Academy (Fifth Third Bank LOC), 3.45%, 1/9/08	14,700	14,700
South Berwick Educational Revenue VRDB, Series 2000, Berwick Academy Issue (Allied Irish Bank LOC), 3.44%, 1/9/08	3,620	3,620

		18,320

Maryland — 2.5%
Baltimore County Revenue VRDB, Series 2004, Notre Dame Preparatory School (Manufacturers & Traders Trust Co. LOC), 3.47%, 1/9/08	6,560	6,560
Baltimore County Revenue VRDB, Series 2006, Maryvale Preparatory School (Manufacturers & Traders Trust Co. LOC), 3.47%, 1/9/08	4,130	4,130
Gaithersburg Economic Development Revenue VRDB, Series B, Asbury Maryland Obligation (KBC Bank N.V. LOC), 3.44%, 1/9/08	4,900	4,900
Maryland Health and Higher Educational Facilities Authority Revenue Refunding VRDB, Series 2005B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC), 3.44%, 1/9/08	13,800	13,800
Maryland Health and Higher Educational Facilities Authority Revenue VRDB, Series 2005A, Adventist Healthcare (Bank of America N.A. LOC), 3.45%, 1/9/08	10,000	10,000
Montgomery County Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (Manufacturers & Traders Trust Co. LOC), 3.45%, 1/9/08	19,740	19,740
Montgomery County Housing Opportunities Commission Multifamily Housing Revenue Bonds, Series 1991-A, Oakwood Apartments (FHLMC LOC), 3.47%, 1/9/08	15,320	15,320
State of Maryland G.O., Merrill P-Floats EC-1012, Enhanced Return, (1) 3.60%, 1/9/08	8,745	8,745
State of Maryland G.O., Series 1790 B, JPMorgan Putters, (1) 3.50%, 1/9/08	54,915	54,915
Washington County Revenue VRDB, Series 2007, Homewood Williamsport Facilities (Manufacturers & Traders Trust Co. LOC), (1) 3.21%, 1/9/08	12,000	12,000

		150,110

MONEY MARKET FUNDS 14 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Massachusetts — 1.9%
Boston Water and Sewer Tax Expempt CP (Bank of America N.A. LOC), 3.52%, 1/8/08	$10,000	$10,000
Massachusetts State Development Finance Agency Revenue VRDB, Dana Hall School (Bank of New York LOC), 3.44%, 1/9/08	3,510	3,510
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Lesley University (Bank of America N.A. LOC), 3.49%, 1/9/08	4,700	4,700
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Phillips Academy, 3.44%, 1/9/08	11,000	11,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2004, Groton School, 3.47%, 1/9/08	7,500	7,500
Massachusetts State Development Finance Agency Revenue VRDB, Series 2005, ISO New England, Inc. (KeyBank N.A. LOC), 3.43%, 1/9/08	4,900	4,900
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC), 3.44%, 1/9/08	5,000	5,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007-B, Linden Ponds, Inc. (Fortis Bank LOC), 3.44%, 1/9/08	20,700	20,700
Massachusetts State Development Finance Agency Revenue VRDB, Series B1, Harvard University, 3.60%, 1/2/08	19,330	19,330
Massachusetts State G.O. VRDB, Series 2006 A, Consolidated Loan, 3.73%, 1/2/08	7,300	7,300
Revere Housing Authority Multifamily Revenue Refunding VRDB, Series 1991-C, Waters Edge Apartment Project (FSA Corp. Insured), 3.47%, 1/9/08	23,990	23,990

		117,930

Michigan — 4.6%
Ann Arbor Michigan Economic Development Corp. Limited Obligation Revenue Refunding Bonds, Series B, Glacier Hills Project (JPMorgan Chase Bank LOC), 3.42%, 1/9/08	1,745	1,745
Avondale School District, Series 2003, Citigroup ROCS RR-II-R-2047, (1) 3.50%, 1/9/08	6,360	6,360
Detroit Sewage Disposal System Revenue VRDB, Series A, Second Lien (FGIC Insured), 3.44%, 1/9/08	2,700	2,700
Detroit Sewage Disposal System Senior Lien Revenue Refunding Bonds, Series 2001E (FGIC Insured), 3.74%, 7/10/08	20,000	20,000
MONEY MARKET FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Michigan — 4.6% — (continued)
Detroit Water Supply System Revenue VRDB, Series 20005-B, Senior Lien (FGIC Insured), 3.55%, 1/9/08	$35,400	$35,400
Eastern Michigan University Revenue Refunding VRDB, Series 20014 (FGIC Insured), 3.78%, 1/2/08	5,000	5,000
Farmington Hills Hospital Finance Authority Revenue Bonds, Series 1991, Botsford General Hospital (MBIA Insured), 3.80%, 1/2/08	2,950	2,950
Grand Rapids Economic Development Corp. Revenue Refunding Bonds, Series 1991A, Amway Hotel (Bank of America N.A. LOC), 3.18%, 1/9/08	1,100	1,100
Grand Rapids Economic Development Corp. Revenue VRDB, Series 2000, Limited Obligation, Holland Home Health (Fifth Third Bank LOC), 3.42%, 1/9/08	9,370	9,370
Jackson County Economic Development Corp. Limited Obligation Revenue Refunding VRDB, Series 2001A, Vista Grande Villa (Bank of America N.A. LOC), 3.70%, 1/2/08	8,150	8,150
Jackson County Economic Development Corp. Limited Obligation Revenue VRDB, Series 1984, Thrifty Leoni, Inc. Project (Fifth Third Bank LOC), 3.45%, 1/9/08	1,000	1,000
Kent Hospital Finance Authority Revenue Refunding VRDB, Series 2007 B-2, Spectrum Health (FGIC Insured), 3.46%, 1/9/08	9,700	9,700
Kentwood Economic Development Corp. Revenue VRDB, Series 2002B, Holland Home (Bank of America N.A. LOC), 3.42%, 1/9/08	6,035	6,035
Macomb County Hospital Finance Authority Revenue Refunding VRDB, Series 2003A-2, Mt. Clemens General (Comerica Bank LOC), 3.75%, 1/2/08	3,700	3,700
Michigan Municipal Bond Authority Revenue Notes, Series 2007 B-2 (Bank of Nova Scotia LOC), 4.50%, 8/20/08	20,000	20,100
Michigan State Hospital Finance Authority Revenue Refunding VRDB, Series 2003A, Crittenton Hospital (Comerica Bank LOC), 3.75%, 1/2/08	11,650	11,650
Michigan State Hospital Finance Authority Revenue VRDB, Series 2002, Hospice of Michigan (Fifth Third Bank LOC), 3.44%, 1/9/08	5,600	5,600
Michigan State Strategic Fund Limited Obligation Revenue Bonds, Lansing Saint Vincent Home Project (Comerica Bank Insured), 3.44%, 1/9/08	2,715	2,715
Michigan State Strategic Fund Limited Obligation Revenue Bonds, Leader Dogs for the Blind Project (Comerica Bank LOC), 3.48%, 1/9/08	2,500	2,500
MONEY MARKET FUNDS 16 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Michigan — 4.6% — (continued)
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2005A, Holland Home Group (Fifth Third Bank LOC), 3.42%, 1/9/08	$10,315	$10,315
State of Michigan G.O. Unlimited Notes, Series 2007-A (Depfa Bank PLC LOC), 4.00%, 9/30/08	98,000	98,763
Wayne Charter County Revenue VRDB, Series 2001, University of Detroit Jesuit Project (Allied Irish Bank LOC), 3.43%, 1/9/08	10,525	10,525
West Shore Medical Center Health Facilities Revenue VRDB, Series 2001 (National City Bank LOC), 3.45%, 1/9/08	4,500	4,500

		279,878

Minnesota — 1.5%
Austin Housing and Redevelopment Authority Revenue Bonds, Series 2004A, Cedars of Austin Project (Bank of America N.A. LOC), 3.57%, 1/9/08	4,320	4,320
Duluth EDA Healthcare Facilities Revenue VRDB, Series 1997, Miller-Dwan Medical Center Project (U.S. Bank N.A. LOC), 3.80%, 1/2/08	6,150	6,150
Fridley Senior Housing Revenue Refunding VRDB, Series 2007-A, Banfill Crossing (FNMA Insured), 3.47%, 1/9/08	8,800	8,800
Maple Grove Economic Development Revenue Bonds, Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC), 3.42%, 1/9/08	5,625	5,625
Minneapolis Revenue VRDB, Series 2000, People Serving People Project (U.S. Bank N.A. LOC), 3.80%, 1/2/08	2,025	2,025
Minnesota Housing Finance Agency Revenue Bonds, Residential Housing Finance, Series 2007A, 3.65%, 3/4/08	10,000	10,000
Minnesota Water PCR Bonds, Series 2002A, Wachovia MERLOTS Series 2003-B06, (1) 3.50%, 1/9/08	9,965	9,965
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2007-6Q, Concordia University St. Paul (U.S. Bank N.A. LOC), 3.77%, 1/2/08	4,900	4,900
St. Paul Housing and Redevelopment Authority Revenue Bonds, Series A, Science Museum of Minnesota (U.S. Bank N.A. LOC), 3.50%, 1/9/08	16,700	16,700
State of Minnesota Revenue Bonds, Series 2007-31, Clipper Tax-Exempt Certificate Trust, (1) 3.48%, 1/9/08	25,900	25,900

		94,385

Mississippi — 2.5%
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007-B, Chevron USA, Inc. Project, 3.45%, 1/9/08	13,000	13,000
MONEY MARKET FUNDS 17 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Mississippi — 2.5% — (continued)
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007-D, Chevron USA, Inc. Project, 3.45%, 1/9/08	$16,250	$16,250
Mississippi Business Finance Corp. Revenue VRDB, Edgewater Retail Partners (JPMorgan Chase Bank LOC), 3.47%, 1/9/08	17,000	17,000
Mississippi Business Finance Corp. Revenue VRDB, Series 600, Concourse Project (Regions Bank LOC), 3.47%, 1/9/08	2,800	2,800
Mississippi Business Finance Corp. Revenue VRDB, Series 2007, Colle Towing Co., Inc. Project (Regions Bank LOC), 3.49%, 1/9/08	2,500	2,500
Mississippi Business Finance Corp. Revenue VRDB, Series 2007-A, Drury Inns, Inc. Project (Regions Bank LOC), 3.47%, 1/9/08	13,180	13,180
Mississippi Business Finance Corp. Revenue VRDB, Series 2007-A, PSL North America LLC (JPMorgan Chase Bank LOC), 3.47%, 1/9/08	48,000	48,000
Mississippi Development Bank Obligation Bonds, Series 04, ABN AMRO Munitops Certificate Trust 2004-40 (FSA Corp. Insured), (1) 3.49%, 1/9/08	19,995	19,995
Mississippi Medical Center Educational Building Corp. Revenue VRDB, Adult Hospital Project (AMBAC Insured), 3.42%, 1/2/08	16,095	16,095
Mississippi Medical Center Educational Building Corp. Revenue VRDB, Series 2004, Pediatric and Research Facilities Project (AMBAC Insured), 3.48%, 1/9/08	5,900	5,900

		154,720

Missouri — 1.8%
Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC), 3.80%, 1/2/08	530	530
Curators University of Missouri Revenue Notes, Series FY-2007-08-A, Capital Project Notes, 4.50%, 6/30/08	25,000	25,097
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments (FHLMC LOC), 3.49%, 1/9/08	10,000	10,000
Missouri State Development Finance Board Infrastructure Facilities Revenue VRDB, Series 2000C, St. Louis Convention Center (U.S. Bank N.A. LOC), 3.80%, 1/2/08	8,200	8,200
Missouri State Health and Educational Facilities Authority Revenue Bonds, Series 2000, Lutheran Senior Services (U.S. Bank N.A. LOC), 3.40%, 1/9/08	18,440	18,440
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999B, St. Louis University, 3.78%, 1/2/08	200	200
MONEY MARKET FUNDS 18 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Missouri — 1.8% — (continued)
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2001B, Bethesda Health Group (U.S. Bank N.A. LOC), 3.80%, 1/2/08	$8,465	$8,465
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2004A, Lutheran Church (Bank of America N.A. LOC), 3.79%, 1/2/08	9,735	9,735
Platte County IDA Multifamily Housing Revenue Refunding Bonds, Series 1996, Wexford Place Project (FHLMC Gtd.), (1) 3.44%, 1/9/08	7,980	7,980
St. Charles County IDA Revenue Refunding VRDB, Series 1993, Remington Apartments Project (FNMA Gtd.), 3.44%, 1/9/08	10,500	10,500
St. Charles County IDA Revenue Refunding VRDB, Series 1995, Casalon Apartments Project (FNMA Gtd.), 3.44%, 1/9/08	5,570	5,570
St. Louis County IDA Revenue Refunding VRDB, Series 1996-B, Friendship Village South County Project (Bank of America N.A. LOC), 3.40%, 1/9/08	4,725	4,725

		109,442

Montana — 0.0%
Montanta Facility Finance Authority Revenue VRDB, Series A, Sister of Charity, 3.75%, 1/2/08	1,800	1,800

Nebraska — 1.5%
Nebraska Educational Finance Authority Revenue Bonds, Series 2003, Creighton University Project (AMBAC Insured), 3.78%, 1/2/08	3,500	3,500
Omaha Power District Electric Revenue Bonds, ABN AMRO Munitops Certificate Trust 2007-45 (FGIC Insured), (1) 3.49%, 1/9/08	27,495	27,495
Omaha Public Power Revenue Bonds, Merill Tax-Exempt P-Floats EC-1175, (1) 3.60%, 1/9/08	50,930	50,930
Scotts Bluff County Hospital Authority Revenue Refunding VRDB, Series 2005, Regional West Medical Center Number 1 (KeyBank N.A. LOC), 3.48%, 1/9/08	10,120	10,120

		92,045

Nevada — 1.7%
Carson City Hospital Revenue VRDB, Series 2003-B, Tahoe Hospital Project (U.S. Bank N.A. LOC), 3.42%, 1/9/08	3,000	3,000
Clark County Economic Development Revenue VRDB, Bishop Gorman High School Project (Allied Irish Bank LOC), 3.43%, 1/9/08	14,800	14,800
Clark County Economic Development Revenue VRDB, Series 2000, Lutheran Secondary School Association Project (Allied Irish Bank LOC), 3.43%, 1/9/08	8,300	8,300
MONEY MARKET FUNDS 19 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Nevada — 1.7% — (continued)
Clark County School District G.O., Series 2001-A (FSA Corp. Insured), 3.60%, 1/2/08	$1,000	$1,000
Las Vegas Economic Development Revenue VRDB, Series A, Keep Memory Alive Project (Bank of New York LOC), 3.43%, 1/9/08	68,600	68,600
Las Vegas Valley Water District G.O., Series B, Water Improvement, 3.75%, 1/2/08	6,800	6,800

		102,500

New Hampshire — 0.3%
New Hampshire Business Finance Authority Revenue VRDB, Cottage Hospital Issue (Allied Irish Bank LOC), 3.42%, 1/9/08	3,840	3,840
New Hampshire Health and Educational Facilities Authority Revenue Bonds, Bishop Guertin High School (Allied Irish Bank LOC), 3.55%, 1/9/08	5,765	5,765
New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series A, LRG Healthcare (JPMorgan Chase Bank LOC), 3.49%, 1/9/08	5,540	5,540

		15,145

New Jersey — 0.9%
New Jersey State TRANS, Series 2008A, 4.50%, 6/24/08	55,000	55,226

New Mexico — 0.7%
State of New Mexico TRANS, Series 2007, 4.00%, 6/30/08	20,000	20,094
State of New Mexico TRANS, Series 2007, 4.50%, 6/30/08	25,000	25,094

		45,188

New York — 0.5%
New York City G.O., Series E, Subseries E-4 (Bank of America N.A. LOC), 3.39%, 1/9/08	400	400
New York City G.O., Series 2006, Subseries I-8, 3.70%, 1/2/08	9,300	9,300
New York City Industrial Development Agency Civic Center Revenue VRDB, Sephardic Community Youth Center (Manufacturers & Traders Trust Co. LOC), 3.47%, 1/9/08	1,500	1,500
New York City Municipal Finance Authority Water and Sewer System Revenue Bonds, Series 2006-AA3, 3.42%, 1/9/08	1,500	1,500
New York State Dormitory Authority Revenue VRDB, Series 2003, Teresian House Housing Corp. Project (Lloyds TSB Bank LOC), 3.37%, 1/9/08	9,600	9,600
MONEY MARKET FUNDS 20 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
New York — 0.5% — (continued)
Ulster County Inustrial Development Agency Revenue VRDB, Series 2007-C, Kingston Regional Senior Living (Fortis Bank LOC), 3.39%, 1/9/08	$5,000	$5,000

		27,300

North Carolina — 1.3%
Durham County Industrial Facilities and Pollution Control Financing Authority Revenue VRDB, Series 2007, Research Triangle (SunTrust Bank LOC), 3.42%, 1/9/08	10,000	10,000
North Carolina Capital Facilities Finance Agency Educational Revenue VRDB, Series 2007, Rocky Mountain Preparatory School (Branch Banking & Trust Co. LOC), 3.45%, 1/9/08	6,500	6,500
North Carolina Capital Facilities Finance Agency Revenue Bonds, Duke University, Citigroup Eagle 2006-12, (1) 3.51%, 1/9/08	12,000	12,000
North Carolina G.O., Merrill P-Floats EC 1063, (1) 3.60%, 1/9/08	4,785	4,785
North Carolina Medical Care Commission Healthcare Revenue Refunding Bonds, Series 2003-C, First Mortgage Well Spring (Allied Irish Bank LOC), 3.45%, 1/9/08	8,115	8,115
Raleigh COPS VRDB, Series 2005-B, Downtown Improvement Projects, 3.46%, 1/9/08	35,000	35,000
University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1) 3.51%, 1/9/08	5,800	5,800

		82,200

Ohio — 3.3%
Akron Income Tax Revenue Bonds, Series 2004A, ABN AMRO Munitops Certificate Trust 2003-37 (FGIC Insured), (1) 3.49%, 1/9/08	3,000	3,000
Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2125, Morgan Stanley Floaters (Morgan Stanley LOC), (1) 3.52%, 1/9/08	20,000	20,000
City of Columbus G.O., Citigroup ROCS RR-II-R-11293, (1) 3.50%, 1/9/08	6,000	6,000
Cuyahoga County Healthcare and Independent Living Facilites Revenue VRDB, Series B, Eliza Jennings Senior Care (Banco Santander Central Hispano LOC), 3.43%, 1/9/08	22,860	22,860
Cuyahoga County Healthcare Facilities Revenue Bonds, McGregor AMASA Stone (KeyBank N.A. LOC), 3.45%, 1/9/08	13,470	13,470
Cuyahoga County Revenue VRDB, Series 2004-B3, Cleveland Clinic, 3.75%, 1/2/08	9,300	9,300
Franklin County Healthcare Facilities Revenue Refunding Bonds, Series 2005, Chelsea First Community (KBC Bank N.V. LOC), 3.44%, 1/9/08	17,400	17,400
MONEY MARKET FUNDS 21 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Ohio — 3.3% — (continued)
Mahoning County Hospital Facilities Revenue VRDB, Series 1997B, Forum Health Obligation Group (MBIA Insured), 3.43%, 1/9/08	$300	$300
Medina County Health Care Facilities Revenue VRDB, Series 2007A, Southwest General Health Center (Royal Bank of Scotland PLC LOC), 3.43%, 1/9/08	7,605	7,605
Ohio Higher Educational Facilities Revenue VRDB, Series 2007, Marietta College Project (JPMorgan Chase Bank LOC), 3.45%, 1/9/08	6,735	6,735
Ohio Higher Educational Facilities Revenue VRDB, Series 2007, Ohio Dominican University Project (JPMorgan Chase Bank LOC), 3.45%, 1/9/08	13,500	13,500
Ohio Housing Finance Agency Multifamily Revenue VRDB, Series 2002F, Chambrel at Montrose (FNMA LOC), 3.46%, 1/9/08	6,351	6,351
Ohio State Air Quality Development Authority Revenue Refunding VRDB, Series 2006A, Pollution Control, Firstenergy (KeyBank N.A. LOC), 3.45%, 1/9/08	50,000	50,000
Ohio State G.O. Bonds, Citigroup ROCS Series RR-II-R-4037, (1) 3.50%, 1/9/08	14,460	14,460
Parma Hospital Improvement Revenue VRDB, Series 2006C, Parma Community Hospital (JPMorgan Chase Bank LOC), 3.43%, 1/9/08	9,100	9,100
Summit County Port Authority Revenue Bonds, Series 2005, Lawrence School Project (Fifth Third Bank LOC), 3.42%, 1/9/08	3,475	3,475

		203,556

Oklahoma — 0.6%
Garfield County Industrial Authority PCR Refunding Bonds, Series A, Oklahoma Gas and Electric Co. Project, 3.50%, 1/9/08	17,200	17,200
Payne County EDA Revenue VRDB, Series 2005B, OSUF Phase 3 Student Project (AMBAC Insured), 3.50%, 1/9/08	8,510	8,510
Tulsa Airports Improvement Variable Rate Certificates Series B2 (MBIA Insured), (1) 3.50%, 1/9/08	14,190	14,190

		39,900

Oregon — 0.9%
Clackamas County Hospital Facility Authority Revenue Refunding VRDB, Willamette Series A-1 (Bank of New York LOC), 3.42%, 1/9/08	9,975	9,975
Oregon Health, Housing, Educational and Cultural Facilities Authority Revenue VRDB, Series 95A, Evangelical Lutheran Good Samaritan (U.S. Bank N.A. LOC), 3.47%, 1/9/08	2,800	2,800
Oregon State Department of Transportation Highway Usertax Revenue Bonds, Series 2006-43, ABN AMRO Munitops Certificate Trust, (1) 3.49%, 1/9/08	9,995	9,995
MONEY MARKET FUNDS 22 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Oregon — 0.9% — (continued)
Oregon State Facilities Authority Revenue VRDB, Series 2002A, Hazelden Springbrook Project (Allied Irish Bank LOC), 3.45%, 1/9/08	$3,700	$3,700
Oregon State Facilities Authority Revenue VRDB, Series 2005A, Quatama Crossing Housing (FNMA LOC), 3.44%, 1/9/08	30,445	30,445

		56,915

Pennsylvania — 2.0%
Emmaus General Authority Revenue VRDB, Subseries 1989-D25, Local Government Revenue Bonds (Depfa Bank PLC LOC), 3.50%, 1/9/08	2,000	2,000
Pennsylvania Economic Development Financing Authority Revenue VRDB, Gertrude Barber Center Project (National City Bank LOC), 3.44%, 1/9/08	5,430	5,430
Pennsylvania Economic Development Financing Authority Treasury Department Hospital Revenue VRDB, Series 2006 A3, Hospital Enhancement Loan Program (National City Bank LOC), 3.44%, 1/9/08	9,760	9,760
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding Bonds, Series 2003, Philadelphia Funding Program (AMBAC Insured), 3.45%, 1/9/08	67,050	67,050
Pennsylvania Public School Building Authority Revenue Bonds, Series 2001-30, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1) 3.48%, 1/9/08	5,000	5,000
Philadelphia School District TRANS, Series 2007-A (Bank of America N.A. LOC), 4.50%, 6/27/08	20,000	20,073
Westmoreland County IDA Revenue VRDB, Series C, Retirement Redstone (Bank of Nova Scotia LOC), 3.43%, 1/9/08	13,000	13,000

		122,313

Puerto Rico — 0.3%
Commonwealth of Puerto Rico G.O. Refunding VRDB, Series 2007 A-2, Public Improvement (FSA Corp. Insured), 3.40%, 1/9/08	10,000	10,000
Commonwealth of Puerto Rico TRANS, Series 2007 (Bank of Nova Scotia LOC), 4.25%, 7/30/08	6,000	6,029

		16,029

South Carolina — 2.2%
Charleston Waterworks and Sewer Revenue VRDB, Series B, Capital Improvements, 3.48%, 1/9/08	27,200	27,200
Easley Utility Revenue Refunding VRDB, Series 2007 (FSA Corp. Insured), 3.47%, 1/9/08	32,925	32,925
Medical University Hospital Authority Revenue VRDB, Series 2005A-5, Austin Variable Certificates (MBIA Insured), (1) 3.50%, 1/9/08	12,230	12,230
MONEY MARKET FUNDS 23 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
South Carolina — 2.2% — (continued)
Oconee County PCR Refunding VRDB, Series 1993, Duke Energy Corp. (SunTrust Bank LOC), 3.44%, 1/9/08	$42,250	$42,250
South Carolina Jobs EDA Hospital Facility Revenue VRDB, Series 1998, Regional Medical Center Orangeburg (AMBAC Insured), 3.46%, 1/9/08	10,695	10,695
South Carolina Jobs EDA Hospital Revenue Refunding Bonds, Series 2007, Anmed Health Project (AMBAC Insured), 3.46%, 1/9/08	11,090	11,090

		136,390

Tennessee — 5.0%
Blount County Public Building Authority Revenue VRDB, Local Government Public Improvement Bonds, Series A-4-A, 3.81%, 1/2/08	1,550	1,550
Chattanooga Health Educational and Housing Facility Board Revenue VRDB, Series 2004A, Tennessee Health Program-Cumberland Medical (AmSouth Bank Birmingham LOC), 3.45%, 1/9/08	21,000	21,000
Clarksville Public Building Authority G.O. VRDB, Series 2001 (SunTrust Bank LOC), 3.44%, 1/9/08	5,900	5,900
Knox County Health Educational and Housing Facilities Board Revenue Bonds, Series 2000, Volunteer Student Housing LLC Project (Allied Irish Bank LOC), 3.44%, 1/9/08	13,140	13,140
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Revenue Refunding Bonds, Richland Place, Inc. Project (SunTrust Bank LOC), 3.44%, 1/9/08	1,000	1,000
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Revenue VRDB, Series 1996A, Adventist Health System (SunTrust Bank LOC), 3.42%, 1/9/08	1,040	1,040
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Revenue VRDB, Series 2002, Ensworth School Project (SunTrust Bank LOC), 3.44%, 1/9/08	2,255	2,255
Metropolitan Government Nashville and Davidson County IDB Multifamily Housing Revenue Refunding VRDB, Series 1989, Graybrook (Societe Generale LOC), 3.47%, 1/9/08	6,710	6,710
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.), 3.48%, 1/9/08	5,525	5,525
Municipal Energy Acquisition Corp. Revenue Bonds, Series 1579-2006, Putters (JPMorgan Chase and Co. LOC), (1) 3.52%, 1/9/08	48,775	48,775
Sevier County Public Building Authority Revenue Bonds, Local Government Public Improvement Revenue Bonds, Series 2000 IV-B-4 (FSA Corp. Insured), 3.82%, 1/2/08	1,200	1,200
Sevier County Public Building Authority, Local Government Public Improvement Revenue Bonds, Series 2000 IV-B-8 (FSA Corp. Insured), 3.82%, 1/2/08	390	390
MONEY MARKET FUNDS 24 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Tennessee — 5.0% — (continued)
Sevier County Public Building Authority, Local Government Public Improvement Revenue Bonds, Series 2000 IV-F-2 (AMBAC Insured), 3.82%, 1/2/08	$400	$400
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Memphis University School Project (SunTrust Bank LOC), 3.45%, 1/9/08	4,400	4,400
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2003, St. Benedict Auburndale School Project (AmSouth Bank Birmingham LOC), 3.46%, 1/9/08	6,500	6,500
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2005, Hutchison School Project (Bank of America N.A. LOC), 3.45%, 1/9/08	9,900	9,900
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series A-1, Gateway Projects (FNMA Gtd.), 3.50%, 1/9/08	5,575	5,575
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2001, Youth Villages (Allied Irish Bank LOC), 3.45%, 1/9/08	1,500	1,500
Sullivan County Health and Educational and Housing Facilities Board Revenue Bonds, Wellmont Health Systems Project (Bank of America N.A. LOC), 3.47%, 1/9/08	36,375	36,375
Tennergy Corp. Gas Revenue Bonds, Series 1258Q, Putters (JPMorgan Chase and Co. LOC), (1) 3.52%, 1/9/08	39,745	39,745
Tennergy Corp. Gas Revenue Bonds, STARS Trust Receipts 1260B (BNP Paribas LOC), (1) 3.52%, 1/9/08	84,280	84,280
Tennessee Local Development Authority Revenue BANS, Series 2007A, Student Loan Program, 5.00%, 6/30/08	8,000	8,053

		305,213

Texas — 10.8%
ABN AMRO Munitops Certificate Trust G.O., Series 2007-21, (1) (2) 3.70%, 2/15/08	16,010	16,010
Bexar County and Clear Creek Revenue Bonds, Series 2007-28, Clipper Tax-Exempt Certificate Trust, (1) 3.48%, 1/9/08	39,565	39,565
Bexar County Health Facilities Development Corp. Revenue VRDB, Healthcare Chandler Memorial Home (JPMorgan Chase Bank LOC), (1) 3.44%, 1/9/08	2,890	2,890
Canton Independent School District G.O., Series 2007-69, ABN AMRO Munitops Certificate Trust, (1) 3.49%, 1/9/08	11,355	11,355
Conroe Independent School District G.O., ABN AMRO Munitops Certificate Trust 2002-1, (1) 3.49%, 1/9/08	9,995	9,995
MONEY MARKET FUNDS 25 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Texas — 10.8% — (continued)
Dallas Water and Sewer Revenue Bonds, State Street Clipper Tax-Exempt Certificate Trust 2007-23, (1) 3.52%, 1/9/08	$20,000	$20,000
Denton Independent School District G.O., Series 2007-50, ABN AMRO Munitops Certificate Trust, (1) 3.49%, 1/9/08	13,700	13,700
Denton Independent School District Variable Rate Certificates, Series 2004C, Piper Jaffray Funding LLC, (1) 3.51%, 1/9/08	12,705	12,705
El Paso Housing Finance Corp. Variable Certificates, Series 2001E, SFM Revenue (GNMA Gtd.), (1) 3.50%, 1/9/08	6,840	6,840
Floresville Independent School District G.O., Series 2007-61, ABN AMRO Munitops Certificate Trust, (1) 3.49%, 1/9/08	30,420	30,420
Grand Prairie Independent School District G.O. VRDB, Building Bonds, 3.76%, 8/1/08	45,000	45,000
Grand Prairie Independent School District G.O. VRDB, Series 2004, School Building, 3.76%, 2/1/08	19,655	19,655
Harris County Health Facilities Development Corp. Hospital Revenue VRDB, Series 2007-B, Baylor College Medicine (JPMorgan Chase Bank LOC), 3.46%, 1/9/08	10,000	10,000
Harris County Revenue TANS, 4.50%, 2/29/08	19,000	19,025
HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB, Series 2006 C, Village Gleannloch Farms (Citibank N.A. LOC), 3.43%, 1/9/08	10,250	10,250
Houston Independent School District G.O. Revenue VRDB, Series 2004, Schoolhouse, 3.75%, 6/16/08	25,000	25,000
Irving Independent School District Revenue VRDB, Series 2004A, 3.76%, 8/1/08	17,800	17,800
Keller Independent School District G.O., Series 2001-26, ABN AMRO Munitops Certificate Trust, (1) 3.48%, 1/9/08	6,350	6,350
La Marque Independent School District G.O., Series 2003, Smith Barney ROCS 1058, (1) 3.50%, 1/9/08	8,010	8,010
Leander Independent School District G.O., ABN AMRO Munitops Certificate Trust Series 2002-16, (1) 3.49%, 1/9/08	11,000	11,000
North Texas Tollway Authority Revenue VRDB, Series 2005C, Dallas North Tollway System (FGIC Insured), 3.50%, 1/9/08	12,900	12,900
Northside Independent School District School Building Bonds, Series 2002A, ABN AMRO Munitops Certificate Trust 2003-28, (1) 3.49%, 1/9/08	9,870	9,870
MONEY MARKET FUNDS 26 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Texas — 10.8% — (continued)
Northwest Independent School District G.O., Citigroup ROCS RR-II R-11220, (1) 3.50%, 1/9/08	$3,980	$3,980
Richmond Higher Education Corp. Revenue VRDB, Series 2003A, Bayou University Project (AMBAC Insured), 3.47%, 1/9/08	5,700	5,700
Rockwall Independent School District G.O. VRDB, Series 2006, School Building, 3.43%, 1/9/08	16,000	16,000
San Antonio Independent School District G.O., Series 2001B, ABN AMRO Munitops Certificate Trust 2001-29, (1) 3.49%, 1/9/08	19,995	19,995
State of Texas G.O., Citigroup Eagle 2006-126 Class A, (1) 3.51%, 1/9/08	51,900	51,900
State of Texas Transportation Communtiy Mobility G.O. Bonds, Citigroups ROCS RR-II-R-12208, (1) 3.56%, 1/9/08	5,085	5,085
Tarrant County Cultural Education Facilities Finance Corp. Revenue VRDB, Adventist Long Term Care (SunTrust Bank LOC), 3.42%, 1/9/08	9,515	9,515
Tarrant County Health Facilities Development Corp. Revenue VRDB, Series 1996-A, Adventist Health System Sunbelt (SunTrust Bank LOC), 3.42%, 1/9/08	5,060	5,060
Tarrant County Housing Finance Corp. Revenue VRDB, Series 2003, Gateway Arlington Apartments Project (FNMA Insured), 3.46%, 1/9/08	8,445	8,445
Texas City Industrial Development Corp., Wachovia MERLOTS Series 2000-A34, Arco Pipeline Project, (1) 3.50%, 1/9/08	3,850	3,850
Texas Municipal Gas Acquisition and Supply Corp. II Revenue Bonds, Series 2007-042-1993B, STARS Certificates, (1) 3.52%, 1/9/08	33,340	33,340
Texas State Transportation Commission First Tier Revenue Bonds, Citigroup ROCS RR-II-R-12011, (1) 3.50%, 1/9/08	6,100	6,100
Texas State Transportation Commission Revenue Bonds, Putters Series 1297, (1) 3.50%, 1/9/08	25,975	25,975
Texas State Transportation Commission Revenue VRDB, Series B, First Tier, 3.47%, 1/9/08	56,000	56,000
Texas Water Development Board Revenue Refunding VRDB, Series 2007-A, Sub Lien, 3.73%, 1/2/08	500	500
Texas University Revenue Bonds, Series 2003B, Wachovia MERLOTS Series 2003-B14, (1) 3.50%, 1/9/08	7,765	7,765
MONEY MARKET FUNDS 27 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Texas — 10.8% — (continued)
Travis County Retirement Health Facilities Development Corp. Revenue VRDB, Series C, Querencia Barton Creek (Bank of America N.A. LOC), 3.42%, 1/9/08	$4,200	$4,200
University of Texas Permanent Fund Revenue Bonds, Lehman Municipal Trust Receipts Series K60W, Regulation D, (1) 3.54%, 1/9/08	12,000	12,000
University of Texas Permanent University Fund Revenue Bonds, Series 2036, BB&T Municipal Trust, (1) 3.50%, 1/9/08	6,000	6,000
Univesity of Texas Revenue Refunding VRDB, Series 2007-B, Financing System, 3.37%, 1/9/08	11,000	11,000
Williamson County G.O., ABN AMRO Munitops Certificate Trust Series 2001-22 (FSA Corp. Insured), (1) 3.48%, 1/9/08	10,395	10,395

		661,145

Utah — 1.1%
Intermountain Power Agency Supply Revenue Bonds, Citicorp Eagle Trust CR-331 (FSA Corp. Insured), (1) 3.51%, 1/9/08	3,232	3,232
Park City Revenue VRDB, Series 2007, Ski and Snowboard Association (Wells Fargo Bank N.A. LOC), 3.42%, 1/9/08	3,380	3,380
Utah Transit Authority Sales TRB, Subseries 2006A (Fortis Bank LOC), 3.68%, 1/2/08	2,500	2,500
Utah Water Finance Agency Revenue VRDB (AMBAC Insured), Series A-1, 3.48%, 1/9/08	10,845	10,845
Series A-12, 3.48%, 1/9/08	4,600	4,600
Series A-20, 3.51%, 1/9/08	5,000	5,000
Series 2002A2, 3.51%, 1/9/08	3,300	3,300
Series 2002A5, 3.51%, 1/9/08	7,350	7,350
Series 2003A7, 3.51%, 1/9/08	3,300	3,300
Series 2004A9, 3.51%, 1/9/08	15,000	15,000
Series 2005A13, 3.48%, 1/9/08	10,000	10,000

		68,507

Virginia — 1.8%
Alexandria IDA Revenue Refunding VRDB, Series 2005, Goodwin House (Wachovia Bank N.A. LOC), 3.67%, 1/2/08	7,200	7,200
MONEY MARKET FUNDS 28 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Virginia — 1.8% — (continued)
Alexandria IDA Revenue Refunding VRDB, Series 2005, Institute of Defense (AMBAC Insured), 3.50%, 1/9/08	$7,105	$7,105
Chesapeake Bay Bridge and Tunnel District Revenue Bonds, Wachovia MERLOTS Series 2003A39 (MBIA Insured), (1) 3.50%, 1/9/08	6,040	6,040
Fairfax County Educational Facilities Revenue Bonds, Series 2003, The Madeira School (Bank of America N.A. LOC), 3.49%, 1/9/08	18,600	18,600
Hampton Redevelopment and Multifamily Housing Authority Revenue Refunding VRDB, Hampton Center Apartments Project (FHLMC Insured), 3.45%, 1/9/08	14,510	14,510
Harrisonburg IDA Revenue Refunding Bonds, Series B, Mennonite Retirement (Citibank N.A. LOC), 3.43%, 1/9/08	11,760	11,760
Loudoun County IDA Revenue VRDB, Series 2003E, Howard Hughes Medical Institute, 3.45%, 1/9/08	33,000	33,000
Newport News Redevelopment and Multifamily Housing Revenue Refunding VRDB, Series 2001, Springhouse Apartments Project (FHLMC Gtd.), 3.46%, 1/9/08	13,200	13,200

		111,415

Washington — 3.6%
Bremerton County Revenue Bonds, Series 2003, Kitsap Regional Conference Center Parking (Bank of America N.A. LOC), 3.50%, 1/9/08	2,365	2,365
Energy Northwest Washington Enhanced Return Revenue Bonds, Merrill P-Floats EC-1007, (1) 3.60%, 1/9/08	6,890	6,890
Seattle Light and Power Revenue Refunding Bonds (FSA Corp. Insured), (1) Smith Barney ROCS-II-R Series 47, 3.50%, 1/9/08	17,920	17,920
Smith Barney ROCS-II-R Series 48, 3.50%, 1/9/08	5,995	5,995
Washington State G.O., Series 1993B, Smith Barney Soc Gen Trust SGB-13, (1) 3.49%, 1/9/08	20,600	20,600
Washington State G.O., Series 2004D, ABN AMRO Munitops Certificate Trust Series 2004-13 (AMBAC Insured), (1) 3.49%, 1/9/08	15,000	15,000
Washington State G.O., Wachovia MERLOTS Series 2001-A54, (1) 3.50%, 1/9/08	4,090	4,090
Washington State Health and Education, ABN AMRO Munitops Certificate Trust 2006-90, (1) 3.49%, 1/9/08	11,050	11,050
Washington State Healthcare Facilities Authority Revenue VRDB, Seattle Cancer Care (KeyBank N.A. LOC), 3.52%, 1/9/08	10,585	10,585
MONEY MARKET FUNDS 29 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Washington — 3.6% — (continued)
Washington State Healthcare Facilities Authority Revenue VRDB, Series 2003, Association of Community and Migrant Health Centers (U.S. Bank N.A. LOC), 3.55%, 1/9/08	$4,255	$4,255
Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007, St. Martins University Project (KeyBank N.A. LOC), 3.49%, 1/9/08	9,000	9,000
Washington State Higher Education Facilities Authority Revenue VRDB, Series 2003A, Cornish College of Arts Project (Bank of America N.A. LOC), 3.53%, 1/9/08	2,100	2,100
Washington State Finance Commission Nonprofit Housing Revenue Refunding VRDB, Series 1997, Panorama City Project (KeyBank N.A. LOC), 3.79%, 1/2/08	8,365	8,365
Washington State Finance Commission Nonprofit Housing Revenue VRDB, Series B, St. Thomas School Project (Bank of America N.A. LOC), 3.43%, 1/9/08	5,000	5,000
Washington State Finance Commission Nonprofit Housing Revenue VRDB, Series 2000, Living Care Centers Project (Wells Fargo Bank N.A. LOC), 3.46%, 1/9/08	8,040	8,040
Washington State G.O. Bonds, Series 2007-A, UBS Municipal Floater Series 07-38, (1) 3.50%, 1/9/08	6,800	6,800
Washington State Housing Finance Commission Multifamily Housing Revenue Bonds, Citigroup ROCS RR-II-R-13024CE (AMT), (1) 3.67%, 1/9/08	20,000	20,000
Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Series 2003, Emerald Heights Project (Bank of America N.A. LOC), 3.50%, 1/2/08	900	900
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Bertschi School Project (Bank of America N.A. LOC), 3.44%, 1/9/08	500	500
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series C, Skyline at First Hill Project (Bank of America N.A. LOC), 3.42%, 1/9/08	41,000	41,000
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2000, University Prep Academy Project (Bank of America N.A. LOC), 3.53%, 1/9/08	3,800	3,800
Washington State Revenue Bonds, Series 2007-37, Clipper Tax-Exempt Certificate Trust, (1) 3.48%, 1/9/08	14,740	14,740

		218,995

West Virginia — 0.8%
Cabell County Revenue VRDB, Series 2001, Huntington YMCA (JPMorgan Chase Bank LOC), 3.65%, 1/9/08	3,125	3,125
Monongalia County Building Commission Revenue Refunding Bonds, Series 2005B, Monongalia General Hospital Project (JPMorgan Chase Bank LOC), 3.43%, 1/9/08	13,050	13,050
MONEY MARKET FUNDS 30 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
West Virginia — 0.8% — (continued)
West Virginia State Hospital Finance Authority Revenue Refunding VRDB, Series 2003A1, Pallottine Health Services, Inc. Project (Fifth Third Bank LOC), 3.44%, 1/9/08	$36,310	$36,310

		52,485

Wisconsin — 2.7%
State of Wisconsin, Series 2007, Operating Notes, 4.50%, 6/16/08	22,500	22,575
State of Wisconsin Revenue Bonds, Series 2007-5, Clipper Tax-Exempt Certificate Trust, (1) 3.52%, 1/9/08	25,000	25,000
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 1997, Froedtert Memorial Lutheran Hospital Trust (Marshall & Ilsley Bank LOC), 3.45%, 1/9/08	12,277	12,277
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2002, Meriter Hospital, Inc. Project (Marshall & Ilsley Bank LOC), 3.80%, 1/2/08	1,400	1,400
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2004C, EastCastle Place, Inc. (Bank of America N.A. LOC), 3.45%, 1/9/08	6,770	6,770
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2007-B, Newcastle Place, Inc. (Bank of America N.A. LOC), 3.47%, 1/9/08	19,200	19,200
Wisconsin Health and Educational Facilities Authority Revenue Bonds, St. Joseph Community Hospital Project (Marshall & Ilsley Bank LOC), 3.45%, 1/9/08	5,745	5,745
Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds, Series 2007, Mercy Alliance, Inc. (Marshall & Ilsley Bank LOC), 3.45%, 1/9/08	10,000	10,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2001, Lutheran College (U.S. Bank N.A. LOC), 3.75%, 1/2/08	7,000	7,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2001, Riverview Hospital Association (U.S. Bank N.A. LOC), 3.80%, 1/2/08	4,545	4,545
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2002A, Capital Access Pool, Vernon Memorial Hospital (U.S. Bank N.A. LOC), 3.80%, 1/2/08	5,465	5,465
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2002D, Pooled Financing Program (Marshall & Ilsley Bank LOC), 3.57%, 1/9/08	665	665
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2003B, Wheaton Franciscan Services (U.S. Bank N.A. LOC), 3.47%, 1/9/08	30,000	30,000
Wisconsin State Health and Educational Facilities Authority Revenue Bonds, Series 2003, Mercy Health Systems (Marshall & Ilsley Bank LOC), 3.45%, 1/9/08	6,500	6,500
Wisconsin State Health and Educational Facilities Authority Revenue VRDB, Series 2005, National Regency New Berlin Project (Marshall & Ilsley Bank LOC), 3.80%, 1/2/08	6,620	6,620

		163,762

MONEY MARKET FUNDS 31 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)

MUNICIPAL INVESTMENTS — 99.2% — CONTINUED
Wyoming — 0.3%
Platte County PCR Bonds, Series 1984A, Tri-State Generation and Transmission (National Rural Utilities Coop Finance Corp. LOC), 3.75%, 1/2/08	$13,600	$13,600
Sublette County PCR Bonds, Series 1984, Exxon Project, 3.65%, 1/2/08	3,200	3,200

		16,800

Multiple States Pooled Securities — 0.7%
BB&T Municipal Trust Revenue Bonds, Series 1003 (Branch Banking & Trust Co. LOC), (1) 3.51%, 1/9/08	17,600	17,600
Lehman Brothers Pooled Municipal Trust Receipts, Floating Rate Trust Receipts P10 Regulation D (MBIA Insured), (1) 3.36%, 1/2/08	26,184	26,184

		43,784

Total Municipal Investments (Cost $6,058,761)		6,058,761

	NUMBER OF	VALUE
	SHARES	(000S)

INVESTMENT COMPANIES — 0.4%
AIM Tax-Free Cash Reserve Portfolio	23,619,823	23,620
Dreyfus Tax-Exempt Cash Management Fund	61,897	62

Total Investment Companies (Cost $23,682)		23,682

Total Investments — 99.6% (Cost $6,082,443) (3)		6,082,443

Other Assets less Liabilities — 0.4%		22,193

NET ASSETS — 100.0%		$6,104,636

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.

(2)	Restricted security that has been deemed illiquid. At December 31, 2007, the value of these restricted illiquid securities amounted to approximately $53,005,000 or 0.9% of net assets. Additional information on these restricted illiquid securities is as follows:

	ACQUISITION AND	ACQUISITION
	ENFORCEABLE	COST
SECURITY	DATE	(000S)

Park Creek Metropolitan District Revenue Bonds (CO), 3.68%, 2/14/08	2/15/07	$36,995
ABN AMRO Munitops Certificate Trust G.O. (TX), 3.70%, 2/15/08	2/27/07 — 3/8/07	16,010

(3)	The cost for federal income tax purposes was $6,082,443.
MONEY MARKET FUNDS 32 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)
At December 31, 2007, the industry sectors for the Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS

Air, Water Services & Solid Waste Management	6.8%
Educational Services	12.9
Electric Services, Gas and Combined Utilities	7.1
Executive, Legislative & General Government	25.9
General Medical & Surgical, Nursing and Personal Care	9.3
Health Services and Residential Care	12.7
Urban & Community Development, Housing Programs & Social Services	7.7
All other sectors less than 5%	17.6

Total	100.0%
Percentages shown are based on Net Assets.
MONEY MARKET FUNDS 33 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)
With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.
Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.
EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS
ABAG     Association of Bay Area Governments
AMBAC     American Municipal Bond Assurance Corporation
AMT     Alternative Minimum Tax
BANS     Bond Anticipation Notes
COPS     Certificates of Participation
CP     Commercial Paper
EDA     Economic Development Authority
FGIC     Financial Guaranty Insurance Corporation
FHLMC     Freddie Mac
FNMA     Federal National Mortgage Association
FSA     Financial Security Assurance
GNMA     Government National Mortgage Association
G.O.     General Obligation
Gtd.     Guaranteed
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDR     Industrial Development Revenue
LOC     Letter of Credit
MBIA     Municipal Bond Insurance Association
MERLOTS     Municipal Exempt Receipts Liquidity Optional Tender
PCR     Pollution Control Revenue
P-Floats     Puttable Floating Rate Securities
MONEY MARKET FUNDS 34 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
MUNICIPAL MONEY MARKET FUND (continued)
DECEMBER 31, 2007 (UNAUDITED)
RANS Revenue     Anticipation Notes
ROCS      Reset Option Certificates
SFM     Single Family Mortgage
SGB     Societe Generale Bank
Soc Gen     Societe Generale
STARS     Short Term Adjustable Rate Securities
TANS     Tax Anticipation Notes
TRANS     Tax and Revenue Anticipation Notes
TRB     Tax Revenue Bonds
TSB     Trustee Savings Bank
VRDB     Variable Rate Demand Bonds
VRDN     Variable Rate Demand Notes
MONEY MARKET FUNDS 35 NORTHERN FUNDS QUARTERLY REPORT

MULTI-MANAGER FUNDS
  SCHEDULE OF INVESTMENTS
  MULTI-MANAGER INTERNATIONAL EQUITY FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCK - 93.9%
Australia - 3.1%
Alumina Ltd.	1,630,700	$9,034
AMP Ltd.	287,325	2,500
CSL Ltd.	254,358	8,084
Dyno Nobel Ltd.	3,926,400	7,672
Incitec Pivot Ltd.	60,044	6,145
National Australia Bank Ltd.	82,900	2,735
Newcrest Mining Ltd.	118,050	3,402
Rio Tinto Ltd.	36,460	4,257

		43,829

Belgium - 1.1%
Belgacom S.A.	122,420	6,005
Fortis	84,807	2,213
InBev N.V.	48,380	3,992
UCB S.A.	58,849	2,654

		14,864

Bermuda - 0.3%
Credicorp Ltd.	47,900	3,655

Brazil - 0.9%
Centrais Eletricas Brasileiras S.A. ADR	294,000	3,791
Centrais Eletricas Brasileiras S.A.	300,432	4,039
Cia Vale do Rio Doce ADR	51,200	1,673
Unibanco — Uniao de Bancos Brasileiros S.A. ADR	26,300	3,672

		13,175

Canada - 3.6%
Barrick Gold Corp.	400,240	16,830
Gammon Gold, Inc. *	174,871	1,410
Gildan Activewear, Inc. *	70,100	2,908
HudBay Minerals, Inc. *	60,500	1,195
Inmet Mining Corp.	16,800	1,371
Ivanhoe Mines Ltd. *	321,400	3,449
Novagold Resources, Inc. *	289,950	2,366
OPTI Canada, Inc. *	285,850	4,808
Patheon, Inc. *	387,000	1,223
Petro-Canada	72,050	3,863
Rogers Communications, Inc., Class B	66,400	3,027
Suncor Energy, Inc.	59,050	6,421
Teck Cominco Ltd., Class B	39,500	1,418

		50,289

Cayman Islands - 0.4%
Apex Silver Mines Ltd. *	338,600	5,160

China - 0.4%
China Coal Energy Co., H Shares	1,421,000	4,367
Synear Food Holdings Ltd.	1,203,000	1,389

		5,756

Colombia - 0.2%
BanColombia S.A. ADR	76,100	2,589

Denmark - 0.6%
FLSmidth & Co. A/S	21,450	2,174
Novo-Nordisk A/S, Class B	105,188	6,866

		9,040

Egypt - 0.3%
Orascom Construction Industries GDR	15,323	3,179
Orascom Construction Industries GDR (London Exchange)	4,950	1,037

		4,216

Finland - 2.5%
Nokia OYJ	394,969	15,209
Outokumpu Technology OYJ	34,210	1,853
Stora Enso OYJ (Registered)	723,100	10,732
UPM-Kymmene OYJ	208,550	4,179
Wartsila OYJ, Class B	33,924	2,566

		34,539

France - 10.8%
Alcatel-Lucent	1,566,317	11,388
Alcatel-Lucent ADR	454,240	3,325
Alstom	42,663	9,067
Areva S.A.	3,410	3,895
BNP Paribas	43,815	4,710
Business Objects, S.A. ADR *	82,157	5,003
Carrefour S.A.	132,501	10,273
Casino Guichard Perrachon S.A.	18,299	1,992
Cie de Saint-Gobain	37,257	3,532
Compagnie Generale de Geophysique-Veritas *	17,888	5,032
France Telecom S.A.	56,377	2,023
Gemalto N.V. *	396,550	12,394
L’Oreal S.A.	37,966	5,420
PPR	20,982	3,355
Sanofi-Aventis	158,732	14,509
Suez S.A.	120,138	8,144
Thales S.A.	159,230	9,429
Total S.A., Class B	176,683	14,664
Total S.A. ADR	49,600	4,097
Veolia Environment	56,706	5,150
MULTI-MANAGER FUNDS      1     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 93.9% – CONTINUED
France - 10.8% – (continued)
Vivendi	316,314	$14,415

		151,817

Germany - 6.8%
Allianz S.E. (Registered)	46,348	9,914
BASF A.G.	13,330	1,970
Bayer A.G.	53,737	4,900
DaimlerChrysler A.G. (Registered)	28,116	2,724
Deutsche Bank A.G. (Registered)	37,167	4,808
Deutsche Postbank A.G.	40,587	3,589
Deutsche Telekom A.G. (Registered)	175,320	3,835
GEA Group A.G. *	36,608	1,264
Infineon Technologies A.G. *	68,528	801
Merck KGaA	12,384	1,591
Metro A.G.	110,764	9,245
Muenchener Rueckversicherungs A.G. (Registered)	18,900	3,654
Premiere A.G. *	484,100	9,094
SAP A.G.	211,424	10,924
Siemens A.G. (Registered)	88,208	13,849
Solarworld A.G.	52,756	3,167
Stada Arzneimittel A.G.	45,290	2,765
United Internet A.G. (Registered)	144,729	3,489
Wacker Chemie A.G.	11,400	3,270

		94,853

Greece - 0.8%
Coca Cola Hellenic Bottling Co. S.A.	74,770	3,226
Hellenic Telecommunications Organization S.A.	122,379	4,498
National Bank of Greece S.A.	44,221	3,046

		10,770

Hong Kong - 0.2%
Cheung Kong Holdings Ltd.	150,158	2,737

India - 0.2%
Sterlite Industries India Ltd. *	119,400	3,113

Italy - 5.3%
Alleanza Assicurazioni S.p.A.	332,430	4,272
Ansaldo STS S.p.A. *	247,840	3,132
Arnoldo Mondadori Editore S.p.A.	375,340	3,054
Assicurazioni Generali S.p.A.	88,273	3,958
Enel S.p.A.	313,456	3,700
ENI S.p.A.	332,539	12,118
ERG S.p.A.	282,540	5,295
Mediaset S.p.A.	754,846	7,590
Telecom Italia S.p.A. (RNC)	8,633,020	20,295
UniCredito Italiano S.p.A.	1,365,836	11,368

		74,782

Japan - 22.7%
Acom Co. Ltd.	89,200	1,814
Bank of Yokohama (The) Ltd.	378,000	2,675
Bridgestone Corp.	111,700	1,969
Canon, Inc.	44,750	2,046
Coca-Cola West Holdings Co. Ltd.	259,800	5,766
Dai Nippon Printing Co. Ltd.	815,000	11,882
Daiichi Sankyo Co Ltd.	296,000	9,101
Daiwa House Industry Co. Ltd.	310,484	3,997
Daiwa Securities Group, Inc.	450,392	4,153
East Japan Railway Co.	471	3,871
Fanuc Ltd.	29,300	2,861
Fast Retailing Co. Ltd.	34,700	2,471
Fuji Television Network, Inc.	1,970	3,269
FUJIFILM Holdings Corp.	253,600	10,758
Hosiden Corp.	166,500	2,604
Ibiden Co. Ltd.	75,100	5,191
Japan Steel Works Ltd.	124,000	1,818
Japan Tobacco, Inc.	1,050	6,231
Joyo Bank (The) Ltd.	966,650	5,394
JS Group Corp.	433,800	6,952
JSR Corp.	104,400	2,703
Keyence Corp.	16,300	3,996
Kirin Brewery Co. Ltd.	608,000	8,917
Komatsu Ltd.	53,100	1,437
Kose Corp.	207,598	5,535
Marui Group Co. Ltd. *	118,000	1,168
Matsushita Electric Industrial Co. Ltd.	165,000	3,378
MID REIT, Inc.	525	2,453
Millea Holdings, Inc.	101,400	3,430
Mitsubishi Corp.	195,000	5,316
Mitsubishi Estate Co. Ltd.	255,000	6,117
Mitsubishi UFJ Financial Group, Inc.	768,630	7,160
Mitsui Sumitomo Insurance Co. Ltd.	548,070	5,354
Mitsui-Soko Co. Ltd.	409,647	2,197
New City Residence Investment Corp.	338	1,377
Nippon Commercial Investment Corp.	575	2,537
Nippon Electric Glass Co. Ltd.	169,000	2,747
Nippon Oil Corp.	1,073,000	8,748
NORTHERN FUNDS QUARTERLY REPORT     2     MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
  SCHEDULE OF INVESTMENTS
  MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 93.9% – CONTINUED
Japan - 22.7% – (continued)
Nippon Residential Investment Corp.	347	$1,562
Nippon Telegraph & Telephone Corp. ADR	785,300	19,365
Nipponkoa Insurance Co. Ltd.	854,902	7,758
Nomura Holdings, Inc.	543,359	9,090
NTT Data Corp.	964	4,299
NTT DoCoMo, Inc.	1,391	2,306
Pioneer Corp.	177,400	1,599
Promise Co. Ltd.	84,650	2,086
Sega Sammy Holdings, Inc.	557,200	6,962
Sekisui House Ltd.	510,000	5,528
Seven & I Holdings Co. Ltd.	405,560	11,803
Sharp Corp.	187,000	3,353
Shin-Etsu Chemical Co. Ltd.	32,000	2,002
Shiseido Co. Ltd.	269,000	6,378
SMC Corp. of Japan	50,576	6,024
Sugi Pharmacy Co. Ltd.	131,890	3,782
Sumco Corp.	141,400	4,051
Sumitomo Bakelite Co. Ltd.	692,316	4,161
Sumitomo Mitsui Financial Group, Inc.	552	4,111
Sumitomo Trust & Banking (The) Co. Ltd.	1,162,257	7,744
Suzuki Motor Corp.	127,242	3,830
T&D Holdings, Inc.	45,650	2,365
Takeda Pharmaceutical Co. Ltd.	106,090	6,207
Takefuji Corp.	196,400	4,719
TDK Corp.	20,300	1,507
Tokyu Land Corp.	308,000	2,638
Toppan Printing Co. Ltd.	454,000	4,476
Toyo Seikan Kaisha Ltd.	5,600	99
Toyota Motor Corp.	63,200	3,404
United Urban Investment Corp.	280	1,881
Wacoal Holdings Corp.	276,000	3,610

		318,093

Luxembourg - 0.2%
Evraz Group S.A. GDR	5,450	422
Evraz Group S.A. GDR	33,487	2,595

		3,017

Mexico - 0.3%
America Movil S.A. de C.V. ADR, Series L	60,100	3,690

Netherlands - 5.1%
Aegon N.V.	121,454	2,131
Akzo Nobel N.V.	42,667	3,398
European Aeronautic Defence & Space Co. N.V.	51,789	1,644
Heineken N.V.	142,733	9,193
ING Groep N.V. CVA	171,148	6,681
Koninklijke Philips Electronics N.V.	163,954	7,106
Koninklijke Philips Electronics N.V. (New York Shares)	124,700	5,331
Royal Dutch Shell PLC ADR	144,680	12,009
Royal Dutch Shell PLC, Class A (Amsterdam Exchange)	162,432	6,828
Royal Dutch Shell PLC, Class B	87,500	3,659
Royal KPN N.V.	480,284	8,687
Unilever N.V. CVA	138,960	5,088

		71,755

Norway - 1.5%
Renewable Energy Corp. A/S *	59,850	2,992
SeaDrill Ltd. *	152,600	3,674
StatoilHydro ASA *	1,932	60
StatoilHydro ASA	230,195	7,117
Telenor ASA *	123,800	2,927
Yara International ASA	93,100	4,275

		21,045

Papua New Guinea - 0.2%
Lihir Gold Ltd. *	863,400	2,707

Portugal - 0.4%
Energias de Portugal S.A.	342,598	2,227
Energias de Portugal S.A. ADR	53,180	3,476

		5,703

Singapore - 0.5%
DBS Group Holdings Ltd.	469,725	6,658

South Africa - 2.4%
AngloGold Ashanti Ltd. ADR	337,100	14,431
Aquarius Platinum *	207,678	2,378
Gold Fields Ltd. ADR	43,150	613
Gold Fields Ltd.	533,300	7,647
Impala Platinum Holdings Ltd.	240,679	8,300

		33,369

South Korea - 2.0%
Hyundai Motor Co. Ltd. *	35,980	2,742
Kookmin Bank ADR *	50,160	3,678
Korea Electric Power Corp. ADR *	352,010	7,339
KT Corp. ADR *	459,510	11,855
MULTI-MANAGER FUNDS     3     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 93.9% – CONTINUED
South Korea - 2.0% – (continued)
Samsung Electronics Co. Ltd. GDR (1)	10,270	$2,981

		28,595

Spain - 1.9%
Banco Santander Central Hispano S.A.	198,652	4,292
Gamesa Corp. Tecnologica S.A.	69,380	3,210
Repsol YPF S.A.	231,446	8,253
Tecnicas Reunidas S.A.	38,834	2,462
Telefonica S.A.	247,886	8,014

		26,231

Sweden - 1.5%
Nordea Bank AB	521,201	8,646
Tele2 AB, Class B	126,400	2,514
Telefonaktiebolaget LM Ericsson ADR	82,000	1,915
Telefonaktiebolaget LM Ericsson, Class B	3,465,513	8,102

		21,177

Switzerland - 3.5%
ABB Ltd. (Registered)	112,023	3,231
Credit Suisse Group (Registered)	57,793	3,476
Julius Baer Holding A.G. (Registered)	78,745	6,402
Nestle S.A. (Registered)	21,426	9,820
Novartis A.G. (Registered)	131,118	7,145
Roche Holding A.G. (Genusschein)	42,634	7,345
Swatch Group A.G. (Registered)	79,238	4,633
Swiss Reinsurance (Registered)	14,975	1,051
Syngenta A.G. (Registered)	13,300	3,375
Zurich Financial Services A.G. (Registered)	6,574	1,935

		48,413

Taiwan - 1.1%
Chunghwa Telecom Co. *	731,975	15,452

Thailand - 0.2%
Bangkok Bank PCL (Registered)	616,686	2,180

United Kingdom - 12.1%
Anglo American PLC	38,392	2,327
Autonomy Corp. PLC *	173,999	3,037
BAE Systems PLC	452,354	4,430
Benfield Group Ltd.	543,357	3,043
Berkeley Group Holdings PLC *	65,255	1,768
BP PLC	668,750	8,178
BP PLC *	4,600	337
BP PLC ADR	86,300	6,315
BT Group PLC	380,953	2,056
Cadbury Schweppes PLC	725,907	9,048
Carnival PLC	28,375	1,245
Dawnay Day Treveria PLC	2,143,527	2,531
Diageo PLC	426,200	9,122
GlaxoSmithKline PLC	595,910	15,121
Imperial Chemical Industries PLC	356,216	4,729
International Power PLC	1,004,247	9,014
John Wood Group PLC	414,200	3,557
Kingfisher PLC	1,325,264	3,816
Land Securities Group PLC	64,226	1,910
Lloyds TSB Group PLC	308,097	2,873
Lonmin PLC	48,140	2,970
Morrison WM Supermarkets PLC	435,928	2,812
Premier Foods PLC	266,838	1,080
Prudential PLC	277,730	3,904
Reckitt Benckiser Group PLC	48,354	2,793
Rolls-Royce Group PLC *	296,787	3,208
Royal Bank of Scotland Group PLC	444,477	3,996
Sainsbury (J.) PLC	444,632	3,742
Scottish & Southern Energy PLC	94,850	3,081
Smiths Group PLC	85,983	1,723
Standard Chartered PLC	289,786	10,523
Tesco PLC	288,460	2,724
Vodafone Group PLC	3,061,774	11,411
Vodafone Group PLC ADR	254,831	9,510
Whitbread PLC	103,910	2,880
Woolworths Group PLC	1,042,484	266
WPP Group PLC	659,370	8,441

		169,521

United States - 0.8%
Newmont Mining Corp.	245,250	11,976

Total Common Stocks

(Cost $1,216,411)		1,314,766

PREFERED STOCK - 0.7%
Germany - 0.7%
Henkel KGaA	130,446	7,313
Porsche A.G.	1,115	2,247

		9,560

NORTHERN FUNDS QUARTERLY REPORT     4     MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
  SCHEDULE OF INVESTMENTS
  MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
PREFERRED STOCKS - 0.7% – CONTINUED
South Korea - 0.0%
Samsung SDI Co. Ltd.	18,390	$689

Total Preferred Stocks

(Cost $10,068)		10,249

INVESTMENT COMPANY - 5.4%
Northern Institutional Funds - Diversified Assets Portfolio (2)	74,980,573	74,981

Total Investment Company

(Cost $74,981)		74,981

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 0.5%
Natixis, Grand Cayman, Eurodollar Time Deposit,	$6,824	6,824
U.S. Treasury Bill, (3) 2.57%, 1/17/08	450	449

Total Short-Term Investments

(Cost $7,273)		7,273

Total Investments - 100.5%

(Cost $1,308,733)		1,407,269
Liabilities less Other Assets -(0.5)%		(7,396)

NET ASSETS - 100.0%		$1,399,873

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2)	NTI is an investment adviser of the Fund and the adviser of the Northern Institutional Funds.

(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.
At December 31, 2007, the Multi-Manager International Equity Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	GAIN
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)
E-Mini MSCI
EAFE	64	$7,234	Long	3/08	$67

At December 31, 2007, the industry sectors for the Multi-Manager International Equity Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	8.7%
Consumer Staples	11.1
Energy	9.7
Financials	17.5
Health Care	6.2
Industrials	10.6
Information Technology	8.8
Materials	13.2
Telecommunication Services	10.4
Utilities	3.8

Total	100.0%
At December 31, 2007, the Multi-Manager International Equity Fund’s investments were denominated in the following currencies:

% OF LONG-TERM
CONCENTRATION BY CURRENCY	INVESTMENTS
Euro	32.7%
Japanese Yen	21.2
U.S. Dollar	20.5
British Pound	11.2
All other currencies less than 5%	14.4

Total	100.0%
MULTI-MANAGER FUNDS      5      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)
At December 31, 2007, the Multi-Manager International Equity Fund had outstanding forward foreign currency exchange contracts as follows:

	AMOUNT		AMOUNT
CONTRACTS	(LOCAL	IN EXCHANGE	(LOCAL		UNREALIZRED
TO DELIVER	CURRENCY)	FOR	CURRENCY)	SETTLEMENT	GAIN (LOSS)
CURRENCY	(000S)	CURRENCY	(000S)	DATE	(000S)
Euro	1,018	U.S. Dollar	1,498	1/2/08	$9
British Pound	413	U.S. Dollar	823	1/2/08	1
U.S. Dollar	7,226	Euro	4,937	1/2/08	(7)
U.S. Dollar	4,164	British Pound	2,086	1/2/08	(11)
U.S. Dollar	236	Korean Won	221,793	1/2/08	—
U.S. Dollar	526	Singaporean Dollar	762	1/2/08	4
U.S. Dollar	1,537	Swiss Franc	1,750	1/3/08	9
U.S. Dollar	326	Danish Krone	1,663	1/3/08	—
U.S. Dollar	2,542	Euro	1,737	1/3/08	(2)
U.S. Dollar	307	Norwegian Kroner	1,673	1/3/08	1
U.S. Dollar	590	Swedish Krona	3,818	1/3/08	1
Japanese Yen	246,698	U.S. Dollar	2,619	1/4/08	(42)
U.S. Dollar	7	British Pound	4	1/4/08	—
U.S. Dollar	6,158	Japanese Yen	702,575	1/7/08	139

Total					$102
Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,308,733

Gross tax appreciation of investments	$160,018
Gross tax depreciation of investments	(61,482)

Net tax appreciation of investments	$98,536

NORTHERN FUNDS QUARTERLY REPORT      6      MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
     SCHEDULE OF INVESTMENTS
     MULTI-MANAGER MID CAP FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.6%
Aerospace/Defense - 1.5%
L-3 Communications Holdings, Inc.	44,580	$4,723
Spirit Aerosystems Holdings, Inc., Class A *	53,400	1,842

		6,565

Apparel - 0.1%
Kellwood Co.	24,600	409

Auto Parts & Equipment - 0.7%
American Axle & Manufacturing Holdings, Inc.	78,300	1,458
ArvinMeritor, Inc.	33,600	394
Goodyear Tire & Rubber (The) Co. *	20,400	576
TRW Automotive Holdings Corp. *	21,300	445

		2,873

Banks - 2.7%
Associated Banc-Corp	25,800	699
Banco Latinoamericano de Exportaciones S.A., Class E	103,502	1,688
Comerica, Inc.	68,000	2,960
East-West Bancorp, Inc.	52,750	1,278
First Horizon National Corp.	15,600	283
FirstMerit Corp.	67,700	1,355
Huntington Bancshares, Inc. of Ohio	75,100	1,109
KeyCorp	43,200	1,013
UnionBanCal Corp.	24,500	1,198

		11,583

Beverages - 1.1%
Coca-Cola Enterprises, Inc.	34,700	903
Hansen Natural Corp. *	43,000	1,905
Pepsi Bottling Group, Inc.	50,100	1,977

		4,785

Biotechnology - 0.6%
Vertex Pharmaceuticals, Inc. *	28,000	650
WuXi PharmaTech Cayman, Inc. *	65,718	1,922

		2,572

Building Materials - 0.8%
Lennox International, Inc.	63,800	2,643
Masco Corp.	47,400	1,024

		3,667

Chemicals - 2.7%
Cytec Industries, Inc.	12,700	782
Lubrizol Corp.	26,900	1,457
Olin Corp.	87,900	1,699
PolyOne Corp. *	60,300	397
PPG Industries, Inc.	29,500	2,072
RPM International, Inc.	43,800	889
Schulman (A.), Inc.	30,200	651
Sensient Technologies Corp.	55,300	1,564
Sherwin-Williams (The) Co.	21,000	1,219
Spartech Corp.	39,600	558
Valspar Corp.	23,900	538

		11,826

Commercial Services - 3.4%
Advance America Cash Advance Centers, Inc.	35,900	365
Advisory Board (The) Co. *	24,000	1,541
Bankrate, Inc. *	19,165	922
Corporate Executive Board Co.	28,600	1,719
Donnelley (R.R.) & Sons Co.	48,800	1,842
Huron Consulting Group, Inc. *	30,320	2,445
K12, Inc. *	7,900	204
Manpower, Inc.	34,485	1,962
Resources Connection, Inc.	74,800	1,358
Strayer Education, Inc.	12,700	2,166
TravelCenters of America LLC *	2,470	31
United Rentals, Inc. *	18,800	345

		14,900

Computers - 5.2%
Cognizant Technology Solutions Corp., Class A *	139,035	4,719
Computer Sciences Corp. *	43,800	2,167
FactSet Research Systems, Inc.	36,975	2,059
Lexmark International, Inc., Class A *	65,300	2,276
Micros Systems, Inc. *	24,885	1,746
Research In Motion Ltd. *	28,900	3,277
Seagate Technology	137,800	3,514
Sun Microsystems, Inc. *	72,400	1,313
Western Digital Corp. *	48,000	1,450

		22,521

Cosmetics/Personal Care - 0.3%
Bare Escentuals, Inc. *	58,400	1,416

Distribution/Wholesale - 1.6%
Fastenal Co.	78,525	3,174
Grainger (W.W.), Inc.	15,400	1,348
LKQ Corp. *	119,565	2,513

		7,035

Diversified Financial Services - 3.7%
Affiliated Managers Group, Inc. *	35,475	4,167
MULTI-MANAGER FUNDS      1      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.6% – CONTINUED
Diversified Financial Services - 3.7% – (continued)
AmeriCredit Corp. *	41,200	$527
CIT Group, Inc.	59,100	1,420
CME Group, Inc.	4,022	2,759
Eaton Vance Corp.	40,625	1,845
Financial Federal Corp.	59,000	1,315
GFI Group, Inc. *	11,500	1,101
IntercontinentalExchange, Inc. *	5,400	1,039
MF Global Ltd. *	28,200	887
Price (T. Rowe) Group, Inc.	16,500	1,005

		16,065

Electric - 3.3%
Allete, Inc.	22,700	898
Alliant Energy Corp.	34,100	1,388
American Electric Power Co., Inc.	31,400	1,462
Centerpoint Energy, Inc.	50,400	863
DTE Energy Co.	24,200	1,064
Pepco Holdings, Inc.	50,200	1,472
Pinnacle West Capital Corp.	35,100	1,489
Puget Energy, Inc.	37,000	1,015
TECO Energy, Inc.	65,900	1,134
Westar Energy, Inc.	68,400	1,774
Xcel Energy, Inc.	85,900	1,939

		14,498

Electrical Components & Equipment - 0.4%
Ametek, Inc.	33,170	1,554

Electronics - 2.7%
Amphenol Corp., Class A	73,945	3,429
Cymer, Inc. *	31,100	1,211
Flir Systems, Inc. *	74,975	2,347
Kemet Corp. *	123,100	816
Sanmina-SCI Corp. *	58,200	106
Technitrol, Inc.	33,600	960
Trimble Navigation Ltd. *	67,285	2,035
Vishay Intertechnology, Inc. *	76,700	875

		11,779

Engineering & Construction - 0.4%
Foster Wheeler Ltd. *	12,383	1,920

Environmental Control - 1.4%
Clean Harbors, Inc. *	33,400	1,727
Stericycle, Inc. *	70,945	4,214

		5,941

Food - 1.0%
Del Monte Foods Co.	36,900	349
Sanderson Farms, Inc.	25,600	865
Seaboard Corp.	900	1,323
SUPERVALU, Inc.	46,200	1,733

		4,270

Forest Products & Paper - 0.6%
International Paper Co.	74,800	2,422
MeadWestvaco Corp.	1,600	50

		2,472

Gas - 0.7%
AGL Resources, Inc.	39,800	1,498
Nicor, Inc.	21,000	889
WGL Holdings, Inc.	21,600	708

		3,095

Hand/Machine Tools - 1.0%
Black & Decker Corp.	29,500	2,055
Lincoln Electric Holdings, Inc.	29,650	2,110

		4,165

Healthcare - Products - 5.5%
Bard (C.R.), Inc.	32,255	3,058
Datascope Corp.	19,600	713
Dentsply International, Inc.	60,105	2,706
Hologic, Inc. *	43,265	2,970
IDEXX Laboratories, Inc. *	50,905	2,985
Intuitive Surgical, Inc. *	5,700	1,850
Resmed, Inc. *	35,275	1,853
Stryker Corp.	49,010	3,662
Thoratec Corp. *	43,000	782
Varian Medical Systems, Inc. *	60,435	3,152

		23,731

Healthcare - Services - 2.1%
Covance, Inc. *	47,075	4,078
Coventry Health Care, Inc. *	44,415	2,631
Healthways, Inc. *	38,690	2,261
Universal Health Services, Inc., Class B	3,400	174

		9,144

Home Furnishings - 0.7%
Ethan Allen Interiors, Inc.	53,500	1,525
Whirlpool Corp.	17,900	1,461

		2,986

NORTHERN FUNDS QUARTERLY REPORT      2      MULTI - MANAGER FUNDS

MULTI - MANAGER FUNDS
     SCHEDULE OF INVESTMENTS
     MULTI - MANAGER MID CAP FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.6% – CONTINUED
Household Products/Wares – 1.0%
American Greetings Corp., Class A	31,900	$648
Blyth, Inc.	48,700	1,068
Church & Dwight, Inc.	31,985	1,729
Jarden Corp. *	1,679	40
Tupperware Brands Corp.	28,300	935

		4,420

Insurance - 6.3%
Aspen Insurance Holdings Ltd.	26,900	776
Assurant, Inc.	16,300	1,091
CIGNA Corp.	20,700	1,112
Cincinnati Financial Corp.	32,800	1,297
Commerce Group, Inc.	43,600	1,569
eHealth, Inc. *	58,400	1,875
Everest Re Group Ltd.	34,000	3,414
Genworth Financial, Inc., Class A	73,400	1,868
IPC Holdings Ltd.	51,700	1,493
LandAmerica Financial Group, Inc.	20,100	672
Lincoln National Corp.	34,900	2,032
MBIA, Inc.	26,700	497
MGIC Investment Corp.	25,800	579
National Interstate Corp.	45,200	1,496
Nationwide Financial Services, Inc., Class A	40,200	1,809
PMI Group (The), Inc.	17,800	236
Presidential Life Corp.	39,654	694
Radian Group, Inc.	15,100	176
SAFECO Corp.	53,300	2,968
XL Capital Ltd., Class A	35,000	1,761

		27,415

Internet - 3.0%
Akamai Technologies, Inc. *	109,625	3,793
Baidu.com ADR *	5,000	1,952
Cogent Communications Group, Inc. *	57,700	1,368
Ctrip.com International Ltd. ADR	46,100	2,649
Digital River, Inc. *	48,615	1,608
Mercadolibre, Inc. *	24,256	1,792

		13,162

Iron/Steel - 1.4%
Allegheny Technologies, Inc.	18,800	1,624
Steel Dynamics, Inc.	30,200	1,799
United States Steel Corp.	21,600	2,612

		6,035

Leisure Time - 1.1%
Brunswick Corp.	30,600	522
Harley-Davidson, Inc.	46,800	2,186
Polaris Industries, Inc.	44,300	2,116

		4,824

Lodging - 0.5%
Home Inns & Hotels Management, Inc. ADR *	29,900	1,065
Wynn Resorts Ltd.	8,300	931

		1,996

Machinery - Construction & Mining - 0.9%
Joy Global, Inc.	58,700	3,864

Machinery - Diversified - 1.6%
Applied Industrial Technologies, Inc.	61,900	1,797
Cummins, Inc.	7,500	955
Flowserve Corp.	21,000	2,020
IDEX Corp.	60,730	2,194

		6,966

Media - 0.4%
Belo Corp., Class A	43,800	764
Gannett Co., Inc.	27,800	1,084

		1,848

Metal Fabrication/Hardware - 0.3%
Timken (The) Co.	40,800	1,340

Miscellaneous Manufacturing - 2.5%
Donaldson Co., Inc.	49,270	2,285
Leggett & Platt, Inc.	99,700	1,739
Parker Hannifin Corp.	46,050	3,468
Roper Industries, Inc.	52,750	3,299

		10,791

Office Furnishings - 0.5%
Steelcase, Inc., Class A	145,700	2,312

Office/Business Equipment - 0.6%
IKON Office Solutions, Inc.	55,700	725
Xerox Corp.	103,900	1,682

		2,407

Oil & Gas - 4.1%
Apache Corp.	19,890	2,139
Frontier Oil Corp.	30,600	1,242
Hess Corp.	23,400	2,360
Patterson-UTI Energy, Inc.	139,900	2,731
Sunoco, Inc.	39,800	2,883
Tesoro Corp.	51,800	2,471
MULTI - MANAGER FUNDS      3      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.6% – CONTINUED
Oil & Gas - 4.1% – (continued)
XTO Energy, Inc.	74,610	$3,832

		17,658

Oil & Gas Services - 4.8%
Compagnie Generale de Geophysique- Veritas ADR *	36,775	2,061
Core Laboratories N.V. *	14,500	1,808
FMC Technologies, Inc. *	103,390	5,862
Oceaneering International, Inc. *	31,000	2,088
SEACOR Holdings, Inc. *	15,600	1,447
Smith International, Inc.	101,840	7,521

		20,787

Packaging & Containers - 0.2%
Sonoco Products Co.	21,700	709

Pharmaceuticals - 1.2%
CV Therapeutics, Inc. *	32,400	293
Forest Laboratories, Inc. *	34,300	1,250
Isis Pharmaceuticals, Inc. *	35,500	559
King Pharmaceuticals, Inc. *	123,800	1,268
Mylan Laboratories, Inc.	79,700	1,121
Watson Pharmaceuticals, Inc. *	29,000	787

		5,278

Real Estate Investment Trusts - 1.7%
Anthracite Capital, Inc.	52,100	377
Capital Trust, Inc. of New York, Class A	22,400	687
FelCor Lodging Trust, Inc.	26,600	415
Hospitality Properties Trust	49,500	1,595
HRPT Properties Trust	122,500	947
Medical Properties Trust, Inc.	91,400	931
Newcastle Investment Corp.	25,100	325
Parkway Properties, Inc. of Maryland	14,800	547
RAIT Financial Trust	24,700	213
Sunstone Hotel Investors, Inc.	68,300	1,249

		7,286

Retail - 5.9%
Borders Group, Inc.	10,300	110
Brinker International, Inc.	73,700	1,441
Chipotle Mexican Grill, Inc., Class B *	14,500	1,784
Coach, Inc. *	72,490	2,217
Darden Restaurants, Inc.	29,300	812
Dick’s Sporting Goods, Inc. *	149,110	4,139
Dillard’s, Inc., Class A	6,700	126
Family Dollar Stores, Inc.	34,300	659
Jones Apparel Group, Inc.	42,900	686
O’Reilly Automotive, Inc. *	110,080	3,570
P.F. Chang’s China Bistro, Inc. *	54,300	1,240
Panera Bread Co., Class A *	49,270	1,765
PetSmart, Inc.	122,975	2,894
Ruby Tuesday, Inc.	71,600	698
Tractor Supply Co. *	39,955	1,436
Urban Outfitters, Inc. *	39,100	1,066
Zumiez, Inc. *	32,800	799

		25,442

Savings & Loans - 0.1%
Washington Federal, Inc.	22,000	465

Semiconductors - 1.5%
Cavium Networks, Inc. *	34,300	789
Hittite Microwave Corp. *	24,600	1,175
Marvell Technology Group Ltd. *	95,700	1,338
MKS Instruments, Inc. *	47,754	914
Novellus Systems, Inc. *	46,900	1,293
Zoran Corp. *	40,500	912

		6,421

Software - 7.7%
Adobe Systems, Inc. *	70,380	3,007
Ansys, Inc. *	109,865	4,555
Cerner Corp. *	75,555	4,261
Citrix Systems, Inc. *	86,000	3,269
Electronic Arts, Inc. *	42,615	2,489
Fiserv, Inc. *	50,710	2,814
Global Payments, Inc.	57,105	2,657
Intuit, Inc. *	84,595	2,674
MSCI, Inc., Class A *	34,903	1,340
Salesforce.com, Inc. *	38,000	2,382
SEI Investments Co.	58,500	1,882
SYNNEX Corp. *	6,900	135
Take-Two Interactive Software, Inc. *	60,900	1,124
VMware, Inc. *	9,302	791

		33,380

Telecommunications - 1.6%
Amdocs Ltd. *	87,735	3,024
Clearwire Corp., Class A *	105,000	1,440
Infinera Corp. *	85,800	1,273
RF Micro Devices, Inc. *	158,900	908
NORTHERN FUNDS QUARTERLY REPORT      4      MULTI - MANAGER FUNDS

MULTI-MANAGER FUNDS SCHEDULE OF INVESTMENTS	DECEMBER 31, 2007 (UNAUDITED)
MULTI-MANAGER MID CAP FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 96.6% – CONTINUED
Telecommunications - 1.6% – (continued)
USA Mobility, Inc. *	26,300	$376

		7,021

Toys, Games & Hobbies - 0.6%
Hasbro, Inc.	64,700	1,655
Mattel, Inc.	53,100	1,011

		2,666

Transportation - 2.9%
C.H. Robinson Worldwide, Inc.	51,740	2,800
Con-way, Inc.	44,500	1,849
Expeditors International Washington, Inc.	63,485	2,837
Overseas Shipholding Group	27,200	2,024
Ryder System, Inc.	17,100	804
Tidewater, Inc.	30,700	1,684
YRC Worldwide, Inc. *	21,000	359

		12,357

Total Common Stocks

(Cost $401,025)		418,622

INVESTMENT COMPANY - 1.5%
Northern Institutional Funds - Diversified Assets Portfolio (1)	6,317,725	6,318

Total Investment Company

(Cost $6,318)		6,318

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 1.1%
Natixis, Grand Cayman,
Eurodollar Time Deposit,
3.50%, 1/2/08	$4,664	4,664
U.S. Treasury Bill, (2)
2.59%, 1/17/08	155	155

Total Short-Term Investments

(Cost $4,819)		4,819

Total Investments - 99.2%

(Cost $412,162)		429,759
Other Assets less Liabilities - 0.8%		3,667

NET ASSETS - 100.0%		$433,426

(1)	NTI is an investment adviser of the Fund and the adviser of the Northern Institutional Funds.

(2)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.
At December 31, 2007, the Multi-Manager Mid Cap Fund had open futures contracts as follows:

		NATIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	LOSS
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)
E-Mini MidCap	44	$3,805	Long	3/08	$(42)

Federal Tax Information:

At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$412,162

Gross tax appreciation of investments	$60,085

Gross tax depreciation of investments	(42,488)

Net tax appreciation of investments	$17,597

MULTI- MANAGER FUNDS      5      NORTHERN FUNDS QUARTERLY REPORT

MULTI-MANAGER FUNDS
     SCHEDULE OF INVESTMENTS
     MULTI-MANAGER SMALL CAP FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.5%
Advertising - 0.4%
AirMedia Group, Inc. *	14,511	$325
Focus Media Holding Ltd. ADR *	10,788	613
Greenfield Online, Inc. *	10,082	147
ValueVision Media, Inc., Class A *	10,132	64

		1,149

Aerospace/Defense - 1.3%
AAR Corp. *	17,206	654
Aerovironment, Inc. *	2,809	68
BE Aerospace, Inc. *	21,460	1,135
Curtiss-Wright Corp.	1,856	93
Esterline Technologies Corp. *	700	36
Kaman Corp.	2,809	104
Spirit Aerosystems Holdings, Inc., Class A *	21,266	734
Triumph Group, Inc.	9,111	750

		3,574

Agriculture - 0.2%
Alliance One International, Inc. *	30,779	125
Andersons (The), Inc.	2,316	104
Universal Corp. of Virginia	6,371	326
Vector Group Ltd.	953	19

		574

Airlines - 0.1%
Allegiant Travel Co. *	2,207	71
Pinnacle Airlines Corp. *	8,426	128

		199

Apparel - 0.2%
Deckers Outdoor Corp. *	2,909	451
Perry Ellis International, Inc. *	3,797	58
Warnaco Group (The), Inc. *	853	30

		539

Auto Manufacturers - 0.0%
Wabash National Corp.	2,608	20

Auto Parts & Equipment - 0.5%
Accuride Corp. *	3,712	29
Aftermarket Technology Corp. *	29,500	804
American Axle & Manufacturing Holdings, Inc.	3,600	67
Amerigon, Inc. *	4,263	90
Cooper Tire & Rubber Co.	13,014	216
Exide Technologies *	8,330	67
Hayes Lemmerz International, Inc. *	19,608	90
Modine Manufacturing Co.	2,107	35
Standard Motor Products, Inc.	4,213	34
Superior Industries International, Inc.	1,555	28

		1,460

Banks - 5.6%
Alabama National Bancorp	102	8
Banco Latinoamericano de Exportaciones S.A., Class E	7,825	128
Bank Mutual Corp.	12,994	137
Bank of the Ozarks, Inc.	1,204	32
Boston Private Financial Holdings, Inc.	57,500	1,557
Cathay General Bancorp	76,828	2,035
City National Corp. of California	1,956	116
Colonial BancGroup (The), Inc.	106,000	1,435
Community Bancorp of Nevada *	2,909	50
CVB Financial Corp.	170,000	1,758
East-West Bancorp, Inc.	1,053	25
First BanCorp of Puerto Rico	3,712	27
First Community Bancorp, Inc. of California	9,713	401
FirstMerit Corp.	14,498	290
Frontier Financial Corp.	1,103	20
Green Bankshares, Inc.	1,755	34
Hanmi Financial Corp.	14,690	127
Home Bancshares, Inc.	1,605	34
International Bancshares Corp.	73,019	1,529
Preferred Bank of California	3,497	91
Prosperity Bancshares, Inc.	39,500	1,161
Signature Bank of New York *	24,660	832
South Financial Group (The), Inc.	5,367	84
Superior Bancorp *	61,800	332
SVB Financial Group *	9,078	457
Texas Capital Bancshares, Inc. *	7,624	139
Trustco Bank Corp. of New York	164,000	1,627
Umpqua Holdings Corp.	13,803	212
W. Holding Co., Inc.	743,500	900

		15,578

Beverages - 0.1%
Boston Beer Co., Inc., Class A *	2,258	85
Green Mountain Coffee Roasters, Inc. *	853	35

		120

Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. *	12,865	965
AMAG Pharmaceuticals, Inc. *	15,487	931
MULTI-MANAGER FUNDS      1      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.5% – CONTINUED
Biotechnology - 3.2% – (continued)
American Oriental Bioengineering, Inc. *	1,408	$16
Applera Corp. - Celera Group *	8,590	136
Arqule, Inc. *	7,172	42
Exelixis, Inc. *	7,779	67
Genomic Health, Inc. *	1,103	25
Illumina, Inc. *	18,183	1,077
Integra LifeSciences Holdings Corp. *	48,870	2,049
Invitrogen Corp. *	602	56
Kosan Biosciences, Inc. *	5,367	19
Lifecell Corp. *	60,314	2,600
Martek Biosciences Corp. *	4,665	138
Millennium Pharmaceuticals, Inc. *	30,104	451
Omrix Biopharmaceuticals, Inc. *	2,121	74
Savient Pharmaceuticals, Inc. *	2,418	56
XOMA Ltd. *	18,458	63

		8,765

Building Materials - 0.1%
Apogee Enterprises, Inc.	4,013	69
Genlyte Group, Inc. *	300	28
Goodman Global, Inc. *	2,762	68
NCI Building Systems, Inc. *	1,505	43

		208

Chemicals - 1.8%
Airgas, Inc.	35,480	1,849
Arch Chemicals, Inc.	1,204	44
CF Industries Holdings, Inc.	6,846	753
Ferro Corp.	1,956	41
Innophos Holdings, Inc.	1,556	23
Innospec, Inc.	7,058	121
Metabolix, Inc. *	1,154	27
Minerals Technologies, Inc.	2,609	175
Rockwood Holdings, Inc. *	4,968	165
RPM International, Inc.	65,500	1,330
Terra Industries, Inc. *	10,838	518
Zep, Inc.	1,005	14

		5,060

Coal - 0.1%
Alpha Natural Resources, Inc. *	4,015	130

Commercial Services - 11.7%
ABM Industries, Inc.	2,827	58
Advisory Board (The) Co. *	13,213	848
Aegean Marine Petroleum Network, Inc.	15,251	585
Albany Molecular Research, Inc. *	7,427	107
AMN Healthcare Services, Inc. *	50,300	864
Arbitron, Inc.	1,703	71
Avis Budget Group, Inc. *	2,408	31
Bowne & Co., Inc.	19,160	337
Capella Education Co. *	13,402	877
Career Education Corp. *	3,812	96
CDI Corp.	1,204	29
Chemed Corp.	21,203	1,185
Coinstar, Inc. *	61,340	1,727
CPI Corp.	969	23
Deluxe Corp.	804	26
DeVry, Inc.	3,168	165
DynCorp International, Inc., Class A *	13,012	350
Electro Rent Corp.	2,458	37
Emergency Medical Services Corp. *	49,500	1,449
Euronet Worldwide, Inc. *	38,810	1,164
FirstService Corp. *	31,990	977
FTI Consulting, Inc. *	40,712	2,510
Geo Group (The), Inc. *	59,140	1,656
Healthspring, Inc. *	8,120	155
Heartland Payment Systems, Inc.	48,320	1,295
HMS Holdings Corp. *	1,300	43
Huron Consulting Group, Inc. *	31,445	2,535
Integrated Electrical Services, Inc. *	10,132	190
INVESTools, Inc. *	800	14
ITT Educational Services, Inc. *	8,774	748
Kforce, Inc. *	87,550	854
Morningstar, Inc. *	600	47
MPS Group, Inc. *	6,169	67
Navigant Consulting, Inc. *	109,000	1,490
New Oriental Education & Technology Group *	9,895	797
PharmaNet Development Group, Inc. *	3,962	155
PHH Corp. *	5,668	100
Pre-Paid Legal Services, Inc. *	5,517	305
Premier Exhibitions, Inc. *	20,665	226
Providence Service (The) Corp. *	25,560	719
Quanta Services, Inc. *	29,416	772
Resources Connection, Inc.	67,000	1,217
Sotheby’s	619	24
Spherion Corp. *	23,730	173
Stewart Enterprises, Inc., Class A	2,263	20
NORTHERN FUNDS QUARTERLY REPORT      2      MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
   SCHEDULE OF INVESTMENTS
   MULTI-MANAGER SMALL CAP FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.5% – CONTINUED
Commercial Services - 11.7% – (continued)
Strayer Education, Inc.	7,847	$1,339
TeleTech Holdings, Inc. *	4,557	97
TNS, Inc. *	8,978	159
TrueBlue, Inc. *	8,364	121
VistaPrint Ltd. *	62,792	2,691
WNS Holdings Ltd. ADR *	50,170	820

		32,345

Computers - 3.5%
Agilysys, Inc.	3,577	54
Ansoft Corp. *	3,577	93
CACI International, Inc., Class A *	61,203	2,740
CIBER, Inc. *	8,533	52
Comtech Group, Inc. *	21,961	354
Electronics for Imaging, Inc. *	69,500	1,562
Hutchinson Technology, Inc. *	9,028	238
iGate Corp. *	7,473	63
Immersion Corp. *	16,965	220
Lexmark International, Inc., Class A *	2,357	82
Magma Design Automation, Inc. *	21,618	264
Manhattan Associates, Inc. *	6,571	173
Quantum Corp. *	34,608	93
Radiant Systems, Inc. *	19,424	335
Riverbed Technology, Inc. *	23,551	630
Sigma Designs, Inc. *	5,168	285
Silicon Storage Technology, Inc. *	21,225	63
Stratasys, Inc. *	1,205	31
Synaptics, Inc. *	2,101	87
Synopsys, Inc. *	22,332	579
Syntel, Inc.	12,964	499
Unisys Corp. *	257,000	1,216

		9,713

Cosmetics/Personal Care - 0.0%
Elizabeth Arden, Inc. *	4,715	96

Distribution/Wholesale - 0.8%
Bell Microproducts, Inc. *	9,931	60
Building Material Holding Corp.	2,862	16
Core-Mark Holding Co., Inc. *	1,957	56
Huttig Building Products, Inc. *	86,500	302
Owens & Minor, Inc.	1,800	76
Tech Data Corp. *	1,053	40
United Stationers, Inc. *	38,266	1,768

		2,318

Diversified Financial Services - 3.4%
Affiliated Managers Group, Inc. *	19,416	2,281
Calamos Asset Management, Inc., Class A	1,152	34
FCStone Group, Inc. *	16,933	779
Financial Federal Corp.	1,505	34
GAMCO Investors, Inc., Class A	401	28
GFI Group, Inc. *	7,767	743
Greenhill & Co., Inc.	5,757	383
Janus Capital Group, Inc.	600	20
MF Global Ltd. *	52,549	1,654
National Financial Partners Corp.	31,970	1,458
Nymex Holdings, Inc.	5,858	783
Ocwen Financial Corp. *	4,564	25
optionsXpress Holdings, Inc.	5,504	186
Portfolio Recovery Associates, Inc.	27,930	1,108

		9,516

Electric - 0.9%
Black Hills Corp.	1,602	71
Central Vermont Public Service Corp.	3,787	117
El Paso Electric Co. *	6,821	174
Otter Tail Corp.	4,163	144
Pike Electric Corp. *	98,000	1,643
Portland General Electric Co.	11,050	307
Westar Energy, Inc.	4,641	120

		2,576

Electrical Components & Equipment - 0.9%
Ametek, Inc.	32,500	1,522
Belden, Inc.	4,778	213
C&D Technologies, Inc. *	5,919	39
Encore Wire Corp.	5,718	91
GrafTech International Ltd. *	19,693	350
Greatbatch, Inc. *	2,967	59
Powell Industries, Inc. *	2,056	91
Superior Essex, Inc. *	4,514	108

		2,473

Electronics - 4.0%
Analogic Corp.	3,225	218
Avnet, Inc. *	552	19
Benchmark Electronics, Inc. *	69,500	1,232
Coherent, Inc. *	59,000	1,479
Cubic Corp.	7,273	285
Dionex Corp. *	2,458	204
Flir Systems, Inc. *	42,268	1,323
MULTI-MANAGER FUNDS      3       NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.5% – CONTINUED
Electronics - 4.0% – (continued)
Itron, Inc. *	17,172	$1,648
Methode Electronics, Inc.	7,072	116
Plexus Corp. *	54,000	1,418
Sonic Solutions, Inc. *	114,100	1,186
Taser International, Inc. *	39,796	573
TTM Technologies, Inc. *	15,957	186
Varian, Inc. *	4,977	325
Watts Water Technologies, Inc., Class A	31,500	939
Woodward Governor Co.	400	27

		11,178

Engineering & Construction - 1.0%
Chicago Bridge & Iron Co. N.V., New York Shares	17,751	1,073
Dycom Industries, Inc. *	5,016	134
EMCOR Group, Inc. *	2,177	51
Granite Construction, Inc.	35,000	1,266
Perini Corp. *	6,839	283
Stanley, Inc. *	1,455	47

		2,854

Entertainment - 1.3%
Lions Gate Entertainment Corp. *	123,340	1,162
Macrovision Corp. *	70,340	1,289
National CineMedia, Inc.	24,040	606
Pinnacle Entertainment, Inc. *	27,571	650

		3,707

Environmental Control - 0.1%
Calgon Carbon Corp. *	6,420	102
Darling International, Inc. *	1,655	19
Metal Management, Inc.	503	23

		144

Food - 1.8%
Cal-Maine Foods, Inc.	10,985	291
Chiquita Brands International, Inc. *	4,172	77
Flowers Foods, Inc.	3,166	74
Fresh Del Monte Produce, Inc. *	12,646	425
Ingles Markets, Inc., Class A	1,787	45
J & J Snack Foods Corp.	55,000	1,720
Nash Finch Co.	1,505	53
Performance Food Group Co. *	58,111	1,561
Smart Balance, Inc. *	68,880	753
TreeHouse Foods, Inc. *	2,460	57
Winn-Dixie Stores, Inc. *	1,100	19

		5,075

Forest Products & Paper - 1.2%
Glatfelter	109,500	1,676
Neenah Paper, Inc.	42,500	1,239
Potlatch Corp.	9,135	406
Rayonier, Inc.	1,304	62

		3,383

Gas - 0.5%
Atmos Energy Corp.	953	27
New Jersey Resources Corp.	24,000	1,201
Northwest Natural Gas Co.	502	24

		1,252

Hand/Machine Tools - 0.1%
Baldor Electric Co.	6,621	223
Hardinge, Inc.	1,605	27

		250

Healthcare - Products - 4.1%
Advanced Medical Optics, Inc. *	69,000	1,693
Arthrocare Corp. *	4,702	226
Conceptus, Inc. *	24,761	476
Conmed Corp. *	10,683	247
Cooper Cos., Inc.	28,500	1,083
Cynosure, Inc., Class A *	1,153	31
Dentsply International, Inc.	992	45
Gen-Probe, Inc. *	351	22
Haemonetics Corp. of Massachusetts *	14,140	891
ICU Medical, Inc. *	48,000	1,728
Immucor, Inc. *	1,451	49
Intuitive Surgical, Inc. *	2,133	692
Invacare Corp.	11,185	282
Kinetic Concepts, Inc. *	4,464	239
NuVasive, Inc. *	51,650	2,041
Osteotech, Inc. *	3,661	29
STERIS Corp.	6,169	178
SurModics, Inc. *	2,207	120
TomoTherapy, Inc. *	46,830	916
Ventana Medical Systems, Inc. *	2,358	206
Zoll Medical Corp. *	1,206	32

		11,226

Healthcare - Services - 3.8%
Air Methods Corp. *	39,270	1,951
AMERIGROUP Corp. *	1,708	62
Apria Healthcare Group, Inc. *	8,725	188
Centene Corp. *	3,663	100
NORTHERN FUNDS QUARTERLY REPORT      4      MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
      SCHEDULE OF INVESTMENTS
      MULTI-MANAGER SMALL CAP FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.5% – CONTINUED
Healthcare - Services - 3.8% – (continued)
Healthways, Inc. *	43,510	$2,543
Kindred Healthcare, Inc. *	6,504	162
Magellan Health Services, Inc. *	46,700	2,178
Molina Healthcare, Inc. *	2,806	109
Psychiatric Solutions, Inc. *	94,536	3,072
RehabCare Group, Inc. *	5,261	119

		10,484

Holding Companies - Diversified - 0.0%
NTR Acquisition Co. *	1,558	15

Home Builders - 0.5%
Thor Industries, Inc.	34,000	1,292

Home Furnishings - 1.0%
American Woodmark Corp.	2,006	36
DTS, Inc. *	95,120	2,432
Tempur-Pedic International, Inc.	12,190	317

		2,785

Household Products/Wares - 0.2%
American Greetings Corp., Class A	8,523	173
Blyth, Inc.	2,259	49
Central Garden and Pet Co., Class A *	3,110	17
CSS Industries, Inc.	2,307	85
Fossil, Inc. *	3,051	128

		452

Insurance - 2.4%
American Physicians Capital, Inc.	2,496	103
Amerisafe, Inc. *	3,160	49
Aspen Insurance Holdings Ltd.	22,010	635
Assured Guaranty Ltd.	8,813	234
Flagstone Reinsurance Holdings Ltd.	4,966	69
IPC Holdings Ltd.	1,655	48
Max Capital Group Ltd.	7,423	208
NYMAGIC, Inc.	2,160	50
Platinum Underwriters Holdings Ltd.	8,504	302
Primus Guaranty Ltd. *	157,600	1,105
ProAssurance Corp. *	2,811	154
SeaBright Insurance Holdings, Inc. *	2,759	42
Security Capital Assurance Ltd.	6,224	24
Selective Insurance Group, Inc.	99,500	2,288
StanCorp Financial Group, Inc.	27,000	1,360
Stewart Information Services Corp.	2,809	73

		6,744

Internet - 4.0%
1-800-FLOWERS.COM, Inc., Class A *	14,796	129
AsiaInfo Holdings, Inc. *	26,034	286
Avocent Corp. *	2,404	56
Blue Coat Systems, Inc. *	4,609	152
Blue Nile, Inc. *	13,245	901
Chordiant Software, Inc. *	23,173	198
CyberSource Corp. *	125,500	2,230
DealerTrack Holdings, Inc. *	34,911	1,169
Earthlink, Inc. *	17,354	123
Equinix, Inc. *	5,734	580
eResearch Technology, Inc. *	4,263	50
Giant Interactive Group, Inc. ADR *	26,735	347
GSI Commerce, Inc. *	34,088	665
Imergent, Inc.	706	7
Infospace, Inc.	4,160	78
Interwoven, Inc. *	11,125	158
iPass, Inc. *	14,144	57
j2 Global Communications, Inc. *	57,724	1,222
Overstock.com, Inc. *	2,759	43
Priceline.com, Inc. *	8,025	922
RealNetworks, Inc. *	11,667	71
S1 Corp. *	13,136	96
Shutterfly, Inc. *	6,771	174
Sohu.com, Inc. *	1,755	96
United Online, Inc.	76,630	906
Vignette Corp. *	13,021	190
Vocus, Inc. *	1,856	64

		10,970

Investment Companies - 0.1%
Apollo Investment Corp.	11,262	192
Capital Southwest Corp.	454	54

		246

Iron/Steel - 0.1%
Schnitzer Steel Industries, Inc., Class A	1,919	133

Leisure Time - 0.1%
Multimedia Games, Inc. *	10,232	85
Polaris Industries, Inc.	3,413	163

		248

Machinery - Construction & Mining - 0.0%
Astec Industries, Inc. *	2,859	106

Machinery - Diversified - 0.3%
AGCO Corp. *	2,656	181
MULTI-MANAGER FUNDS      5      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.5% – CONTINUED
Machinery - Diversified - 0.3% – (continued)
Applied Industrial Technologies, Inc.	4,815	$140
Chart Industries, Inc. *	803	25
Gorman-Rupp (The) Co.	1,316	41
Hurco Cos., Inc. *	1,505	66
NACCO Industries, Inc., Class A	757	75
Robbins & Myers, Inc.	853	64
Tecumseh Products Co., Class A *	5,116	120
Tennant Co.	1,180	52

		764

Media - 0.7%
Belo Corp., Class A	10,383	181
Central European Media Enterprises Ltd., Class A *	14,600	1,693
Journal Communications, Inc., Class A	8,577	77
Lin TV Corp., Class A *	2,107	26

		1,977

Metal Fabrication/Hardware - 0.5%
Ampco-Pittsburgh Corp.	2,202	84
Dynamic Materials Corp.	200	12
Ladish Co., Inc. *	13,094	565
Lawson Products, Inc.	1,154	44
Mueller Industries, Inc.	3,060	88
Quanex Corp.	3,121	162
Sun Hydraulics, Inc.	4,038	102
Worthington Industries, Inc.	11,065	198

		1,255

Mining - 0.0%
Hecla Mining Co. *	4,600	43
USEC, Inc. *	2,362	21

		64

Miscellaneous Manufacturing - 1.1%
Actuant Corp., Class A	900	31
Acuity Brands, Inc.	1,909	86
EnPro Industries, Inc. *	2,447	75
Griffon Corp. *	2,257	28
Koppers Holdings, Inc.	3,260	141
LSB Industries, Inc. *	1,354	38
Matthews International Corp., Class A	48,810	2,288
Raven Industries, Inc.	1,254	48
Smith (A.O.) Corp.	2,909	102
Sturm Ruger & Co., Inc. *	4,066	34
Tredegar Corp.	4,990	80
Trimas Corp. *	8,627	91

		3,042

Office Furnishings - 0.0%
Herman Miller, Inc.	1,400	45
HNI Corp.	1,053	37

		82

Office/Business Equipment - 0.1%
IKON Office Solutions, Inc.	18,593	242

Oil & Gas - 2.4%
Arena Resources, Inc. *	21,316	889
Atlas America, Inc.	655	39
ATP Oil & Gas Corp. *	18,249	922
Atwood Oceanics, Inc. *	451	45
Berry Petroleum Co., Class A	1,555	69
Bois d’Arc Energy, Inc. *	5,668	113
Delek US Holdings, Inc.	1,157	23
Grey Wolf, Inc. *	12,148	65
Mariner Energy, Inc. *	4,063	93
Parallel Petroleum Corp. *	34,534	609
Patterson-UTI Energy, Inc.	4,815	94
Petroquest Energy, Inc. *	3,912	56
Quicksilver Resources, Inc. *	27,000	1,609
Rosetta Resources, Inc. *	6,069	120
SandRidge Energy, Inc. *	21,613	775
Stone Energy Corp. *	15,099	708
Swift Energy Co. *	5,317	234
Whiting Petroleum Corp. *	4,365	252

		6,715

Oil & Gas Services - 1.9%
Cal Dive International, Inc. *	45,373	601
Dawson Geophysical Co. *	1,154	83
Dresser-Rand Group, Inc. *	26,452	1,033
Global Industries Ltd. *	1,312	28
Gulf Island Fabrication, Inc.	1,003	32
Lufkin Industries, Inc.	6,842	392
Newpark Resources, Inc. *	10,533	57
Oceaneering International, Inc. *	23,000	1,549
Tetra Technologies, Inc. *	81,000	1,261
Trico Marine Services, Inc. *	552	20
Willbros Group, Inc. *	5,768	221

		5,277

NORTHERN FUNDS QUARTERLY REPORT      6     MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
      SCHEDULE OF INVESTMENTS
      MULTI-MANAGER SMALL CAP FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.5% – CONTINUED
Pharmaceuticals - 1.2%
Alkermes, Inc. *	3,611	$56
Caraco Pharmaceutical Laboratories Ltd. *	6,209	107
Cubist Pharmaceuticals, Inc. *	12,489	256
CytRx Corp. *	6,590	19
Isis Pharmaceuticals, Inc. *	7,484	118
Javelin Pharmaceuticals, Inc. *	4,213	16
MGI Pharma, Inc. *	1,108	45
Neurocrine Biosciences, Inc. *	6,420	29
Onyx Pharmaceuticals, Inc. *	952	53
OSI Pharmaceuticals, Inc. *	4,602	223
Perrigo Co.	856	30
Pharmion Corp. *	2,163	136
Poniard Pharmaceuticals, Inc. *	7,944	35
Sciele Pharma, Inc. *	8,032	164
Shire PLC ADR	15,853	1,093
Theravance, Inc. *	28,689	559
United Therapeutics Corp. *	1,308	128
Vanda Pharmaceuticals, Inc. *	3,014	21
Watson Pharmaceuticals, Inc. *	3,310	90
Xenoport, Inc. *	2,207	123

		3,301

Real Estate - 0.1%
Jones Lang LaSalle, Inc.	2,676	190

Real Estate Investment Trusts - 0.9%
Agree Realty Corp.	2,056	62
Alesco Financial, Inc.	8,054	26
AMB Property Corp.	5,516	317
Arbor Realty Trust, Inc.	4,193	68
BioMed Realty Trust, Inc.	1,000	23
Camden Property Trust	1,404	68
Cousins Properties, Inc.	6,361	141
DCT Industrial Trust, Inc.	7,800	73
Digital Realty Trust, Inc.	956	37
Entertainment Properties Trust	4,113	193
Federal Realty Investment Trust	1,505	124
Franklin Street Properties Corp.	3,812	56
Gramercy Capital Corp. of New York	3,285	80
Kilroy Realty Corp.	2,959	163
Medical Properties Trust, Inc.	11,051	113
National Health Investors, Inc.	9,129	255
Post Properties, Inc.	2,508	88
Quadra Realty Trust, Inc.	7,022	56
Realty Income Corp.	4,054	109
Regency Centers Corp.	3,509	226
Taubman Centers, Inc.	2,006	99
Ventas, Inc.	2,707	122

		2,499

Retail - 6.1%
AC Moore Arts & Crafts, Inc. *	79,820	1,098
Aeropostale, Inc. *	300	8
Asbury Automotive Group, Inc.	2,787	42
AutoNation, Inc. *	1,625	25
Bob Evans Farms, Inc.	9,229	249
Borders Group, Inc.	140,000	1,491
Brinker International, Inc.	1,053	21
Buffalo Wild Wings, Inc. *	2,207	51
California Pizza Kitchen, Inc. *	15,149	236
CEC Entertainment, Inc. *	4,470	116
Children’s Place Retail Stores (The), Inc. *	73,000	1,893
Chipotle Mexican Grill, Inc., Class B *	5,394	664
Domino’s Pizza, Inc.	4,016	53
Duckwall-ALCO Stores, Inc. *	14,960	478
Fred’s, Inc.	54,000	520
GameStop Corp., Class A *	31,797	1,975
Group 1 Automotive, Inc.	49,000	1,164
Guess?, Inc.	7,283	276
Gymboree Corp. *	16,116	491
J Crew Group, Inc. *	2,700	130
Jack in the Box, Inc. *	6,522	168
Jo-Ann Stores, Inc. *	5,016	66
Jos. A. Bank Clothiers, Inc. *	1,560	44
Landry’s Restaurants, Inc.	7,875	155
O’Charleys, Inc.	14,912	223
P.F. Chang’s China Bistro, Inc. *	1,354	31
Papa John’s International, Inc. *	53,500	1,214
PC Connection, Inc. *	5,868	67
RadioShack Corp.	1,906	32
Regis Corp.	1,404	39
Ruby Tuesday, Inc.	3,361	33
Rush Enterprises, Inc., Class A *	11,135	202
School Specialty, Inc. *	49,154	1,698
Sonic Automotive, Inc., Class A	1,386	27
Systemax, Inc.	5,368	109
Tractor Supply Co. *	30,460	1,095
MULTI-MANAGER FUNDS      7      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.5% – CONTINUED
Retail - 6.1% – (continued)
Urban Outfitters, Inc. *	18,615	$507
West Marine, Inc. *	4,915	44

		16,735

Savings & Loans - 0.3%
BankFinancial Corp.	2,508	40
BankUnited Financial Corp., Class A	6,470	45
Brookline Bancorp, Inc.	4,966	50
Downey Financial Corp.	2,961	92
First Niagara Financial Group, Inc.	11,543	139
Flagstar Bancorp, Inc.	5,426	38
KNBT Bancorp, Inc.	5,517	85
NewAlliance Bancshares, Inc.	9,580	110
Provident Financial Services, Inc.	13,564	196
Provident New York Bancorp	7,576	98
Washington Federal, Inc.	2,909	61

		954

Semiconductors - 2.7%
Actel Corp. *	3,601	49
Advanced Analogic Technologies, Inc. *	7,373	83
Anadigics, Inc. *	30,744	356
Cavium Networks, Inc. *	13,676	315
Credence Systems Corp. *	28,840	70
DSP Group, Inc. *	2,708	33
Emulex Corp. *	3,260	53
Entegris, Inc. *	202,530	1,748
Exar Corp. *	10,474	84
Intersil Corp., Class A	1,154	28
IXYS Corp. *	2,307	19
Micrel, Inc.	9,082	77
Monolithic Power Systems, Inc. *	10,586	227
Photronics, Inc. *	5,222	65
PMC — Sierra, Inc. *	2,909	19
Semtech Corp. *	6,980	108
Silicon Laboratories, Inc. *	47,970	1,796
Skyworks Solutions, Inc. *	15,458	131
Tessera Technologies, Inc. *	9,209	383
TriQuint Semiconductor, Inc. *	2,328	15
Volterra Semiconductor Corp. *	148,150	1,634
Zoran Corp. *	7,022	158

		7,451

Software - 8.2%
Activision, Inc. *	42,992	1,277
Actuate Corp. *	2,708	21
Advent Software, Inc. *	2,755	149
Avid Technology, Inc. *	66,356	1,880
Blackbaud, Inc.	27,430	769
CommVault Systems, Inc. *	21,209	449
Concur Technologies, Inc. *	4,303	156
CSG Systems International, Inc. *	6,219	92
Double-Take Software, Inc. *	2,909	63
Global Payments, Inc.	29,780	1,385
Innerworkings, Inc. *	89,500	1,545
JDA Software Group, Inc. *	1,906	39
Lawson Software, Inc. *	17,505	179
MicroStrategy, Inc.,*	1,201	114
Monotype Imaging Holdings, Inc. *	49,040	744
MSC.Software Corp. *	129,000	1,676
Nuance Communications, Inc. *	148,948	2,782
Omniture, Inc. *	20,950	697
Pegasystems, Inc.	4,113	49
Phase Forward, Inc. *	9,321	203
Phoenix Technologies Ltd. *	4,865	63
Schawk, Inc.	69,500	1,079
Seachange International, Inc. *	2,708	20
Solera Holdings, Inc. *	38,950	965
Synchronoss Technologies, Inc. *	4,718	167
Taleo Corp., Class A *	8,727	260
THQ, Inc. *	76,060	2,144
Ultimate Software Group, Inc. *	114,293	3,597

		22,564

Telecommunications - 3.6%
Adtran, Inc.	9,658	206
Alaska Communications Systems Group, Inc.	3,012	45
Arris Group, Inc. *	7,974	80
Aruba Networks, Inc. *	51,183	763
Atheros Communications, Inc. *	10,215	312
Atlantic Tele-Network, Inc.	3,762	127
Cbeyond, Inc. *	16,588	647
Cincinnati Bell, Inc. *	7,882	37
Consolidated Communications Holdings, Inc.	4,767	95
C-COR, Inc. *	8,101	89
CPI International, Inc. *	1,003	17
Ditech Networks, Inc. *	7,425	26
EMS Technologies, Inc. *	953	29
NORTHERN FUNDS QUARTERLY REPORT      8      MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS SCHEDULE OF INVESTMENTS	DECEMBER 31, 2007 (UNAUDITED)
MULTI-MANAGER SMALL CAP FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 94.5% – CONTINUED
Telecommunications - 3.6% – (continued)
Foundry Networks, Inc. *	2,800	$49
General Communication, Inc., Class A *	156,000	1,365
IDT Corp., Class B	11,035	93
Iowa Telecommunications Services, Inc.	4,716	77
iPCS, Inc.	45,500	1,638
Loral Space & Communications, Inc. *	2,258	77
Network Equipment Technologies, Inc. *	8,125	68
Novatel Wireless, Inc. *	13,155	213
NTELOS Holdings Corp.	12,296	365
Plantronics, Inc.	5,060	132
Premiere Global Services, Inc. *	6,069	90
RF Micro Devices, Inc. *	25,803	147
SBA Communications Corp., Class A *	31,339	1,061
SureWest Communications	6,671	114
Switch & Data Facilities Co., Inc. *	11,787	189
Syniverse Holdings, Inc. *	80,230	1,250
Time Warner Telecom, Inc., Class A *	25,494	517
USA Mobility, Inc. *	2,788	40

		9,958

Textiles - 0.9%
G&K Services, Inc., Class A	28,000	1,051
Unifirst Corp. of Massachusetts	39,500	1,501

		2,552

Toys, Games & Hobbies - 0.4%
RC2 Corp. *	42,000	1,179

Transportation - 2.0%
Forward Air Corp.	16,400	511
Genco Shipping & Trading Ltd.	2,607	143
General Maritime Corp.	8,780	215
Golar LNG Ltd.	804	18
Gulfmark Offshore, Inc. *	1,605	75
Knight Transportation, Inc.	87,740	1,299
Knightsbridge Tankers Ltd.	3,160	76
Landstar System, Inc.	26,500	1,117
Overseas Shipholding Group, Inc.	1,605	120
TBS International Ltd., Class A *	6,973	231
Tsakos Energy Navigation Ltd.	43,000	1,592

		5,397

Trucking & Leasing - 0.0%
TAL International Group, Inc.	1,505	34

Total Common Stocks

(Cost $266,993)		261,189

INVESTMENT COMPANIES - 4.1%
iShares Russell 2000 Growth Index Fund	20,630	1,723
iShares Russell 2000 Index Fund	15,900	1,207
Northern Institutional Funds - Diversified Assets Portfolio (1)	8,504,423	8,504

Total Investment Companies

(Cost $11,457)		11,434

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 0.9%
Natixis, Grand Cayman,
Eurodollar Time Deposit,
3.50%, 1/2/08	$2,193	2,193
U.S. Treasury Bill, (2)
2.65%, 1/17/08	270	270

Total Short-Term Investments

(Cost $2,463)		2,463

Total Investments - 99.5%

(Cost $280,913)		275,086
Other Assets less Liabilities - 0.5%		1,375

NET ASSETS - 100.0%		$276,461

(1)	NTI is an investment adviser of the Fund and the adviser of the Northern Institutional Funds.

(2)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.
At December 31, 2007, the Multi-Manager Small Cap Fund had open futures contracts as follows:

		NOTIONAL			UNREALIZED
	NUMBER OF	AMOUNT	CONTRACT	CONTRACT	LOSS
TYPE	CONTRACTS	(000S)	POSITION	EXP.	(000S)
Russell 2000	32	$2,471	Long	3/08	$(51)

Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$280,913

Gross tax appreciation of investments	$18,246
Gross tax depreciation of investments	(24,073)

Net tax depreciation of investments	$(5,827)

MULTI-MANAGER FUNDS      9      NORTHERN FUNDS QUARTERLY REPORT

MULTI-MANAGER FUNDS
      SCHEDULE OF INVESTMENTS
      MULTI-MANAGER LARGE CAP FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 87.5%
Aerospace/Defense - 3.2%
Boeing (The) Co.	16,676	$1,458
General Dynamics Corp.	6,626	590
Lockheed Martin Corp.	7,162	754
Northrop Grumman Corp.	11,000	865
United Technologies Corp.	7,500	574

		4,241

Agriculture - 1.5%
Archer-Daniels-Midland Co.	23,000	1,068
UST, Inc.	18,000	986

		2,054

Apparel - 0.3%
NIKE, Inc., Class B	7,000	450

Auto Manufacturers - 0.2%
Daimler A.G.	2,409	230

Banks - 3.3%
East-West Bancorp, Inc.	10,900	264
Huntington Bancshares, Inc. of Ohio	74,700	1,103
Mitsubishi UFJ Financial Group, Inc. ADR	77,000	718
Wachovia Corp.	29,000	1,103
Wells Fargo & Co.	17,886	540
Zions Bancorporation	15,500	724

		4,452

Beverages - 1.5%
Coca-Cola (The) Co.	6,244	383
Diageo PLC ADR	10,500	901
PepsiCo, Inc.	8,700	661

		1,945

Biotechnology - 1.0%
Amgen, Inc. *	3,200	149
Genentech, Inc. *	16,581	1,112

		1,261

Chemicals - 3.3%
Air Products & Chemicals, Inc.	14,254	1,406
du Pont (E.I.) de Nemours & Co.	24,900	1,098
Monsanto Co.	12,032	1,344
Mosaic (The) Co. *	1,300	122
Potash Corp. of Saskatchewan	2,500	360

		4,330

Commercial Services - 0.8%
Donnelley (R.R.) & Sons Co.	29,400	1,110

Computers - 5.2%
Apple, Inc. *	17,229	3,413
Hewlett-Packard Co.	14,200	717
IBM Corp.	18,700	2,021
Research In Motion Ltd. *	6,200	703

		6,854

Cosmetics/Personal Care - 1.3%
Colgate-Palmolive Co.	6,600	514
L’Oreal S.A.	32,500	931
Procter & Gamble Co.	4,300	316

		1,761

Diversified Financial Services - 6.7%
American Express Co.	5,300	276
Charles Schwab (The) Corp.	66,600	1,702
CME Group, Inc.	300	206
Discover Financial Services	74,000	1,116
Goldman Sachs Group, Inc.	5,562	1,196
JPMorgan Chase & Co.	25,000	1,091
Lazard Ltd., Class A	6,600	268
Lehman Brothers Holdings, Inc.	6,883	450
Merrill Lynch & Co., Inc.	10,877	584
Morgan Stanley	34,700	1,843
NYSE Euronext	2,800	246

		8,978

Electric - 1.7%
Dominion Resources, Inc. of Virginia	21,500	1,020
Exelon Corp.	2,236	183
Progress Energy, Inc.	22,600	1,094

		2,297

Electrical Components & Equipment - 0.5%
Molex, Inc.	19,400	529
Molex, Inc., Class A	4,600	121

		650

Electronics - 1.0%
Thermo Fisher Scientific Inc. *	9,300	536
Thomas & Betts Corp. *	16,600	814

		1,350

Energy - Alternate Sources - 0.4%
First Solar, Inc. *	1,500	401
Sunpower Corp., Class A *	1,100	143

		544

MULTI-MANAGER FUNDS      1      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 87.5% – CONTINUED
Engineering & Construction - 0.5%
ABB Ltd. ADR	11,200	$323
McDermott International, Inc. *	5,881	347

		670

Entertainment - 0.0%
Warner Music Group Corp.	8,300	50

Environmental Control - 0.8%
Waste Management, Inc.	33,300	1,088

Food - 4.7%
Heinz (H.J.) Co.	23,600	1,102
Kellogg Co.	15,500	813
Kraft Foods, Inc.	33,500	1,093
Safeway, Inc.	57,600	1,970
Sysco Corp.	27,000	843
Tesco PLC ADR	10,545	296
Whole Foods Market, Inc.	4,100	167

		6,284

Healthcare - Products - 3.6%
Alcon, Inc.	4,900	701
Baxter International, Inc.	46,800	2,717
Hologic, Inc. *	4,300	295
Johnson & Johnson	16,400	1,094

		4,807

Healthcare - Services - 0.5%
Universal Health Services, Inc., Class B	13,500	691

Home Furnishings - 0.5%
Matsushita Electric Industrial Co. Ltd. ADR	31,000	634

Household Products/Wares - 0.8%
Kimberly-Clark Corp.	15,800	1,096

Insurance - 3.9%
Aflac, Inc.	17,000	1,065

Allstate (The) Corp.	21,200	1,107
American International Group, Inc.	13,200	770
Chubb Corp.	20,300	1,108
Hartford Financial Services Group, Inc.	12,700	1,107

		5,157

Internet - 2.0%
Akamai Technologies, Inc. *	8,700	301
eBay, Inc. *	2,100	70
Google, Inc., Class A *	3,373	2,332

		2,703

Lodging - 0.7%
Las Vegas Sands Corp. *	4,356	449
Marriott International, Inc., Class A	12,700	434

		883

Machinery - Diversified - 0.9%
Deere & Co.	12,100	1,127

Media - 1.5%
Disney (The Walt) Co.	19,000	613
News Corp., Class A	14,200	291
Time Warner, Inc.	66,500	1,098

		2,002

Metal Fabrication/Hardware - 0.3%
Precision Castparts Corp.	2,814	390

Miscellaneous Manufacturing - 0.6%
General Electric Co.	20,000	741

Office/Business Equipment - 0.8%
Xerox Corp.	67,600	1,094

Oil & Gas - 4.2%
Chevron Corp.	11,600	1,083
ConocoPhillips	26,200	2,313
Hess Corp.	5,717	577
Marathon Oil Corp.	7,100	432
Occidental Petroleum Corp.	5,600	431
Petroleo Brasileiro S.A. ADR	5,244	604
Southwestern Energy Co. *	2,200	123

		5,563

Oil & Gas Services - 2.1%
Schlumberger Ltd.	10,685	1,051
Transocean, Inc. *	4,866	697
Weatherford International Ltd. *	15,000	1,029

		2,777

Pharmaceuticals - 9.0%
Abbott Laboratories	32,300	1,814
Bristol-Myers Squibb Co.	40,700	1,079
Elan Corp. PLC *	8,100	178
Gilead Sciences, Inc. *	31,404	1,445
Hospira, Inc. *	15,500	661
Lilly (Eli) & Co.	15,500	828
Merck & Co., Inc.	22,122	1,285
Mylan Laboratories, Inc.	10,200	143
Pfizer, Inc.	48,200	1,096
Roche Holding A.G. ADR	6,200	536
NORTHERN FUNDS QUARTERLY REPORT      2     MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
      SCHEDULE OF INVESTMENTS
      MULTI-MANAGER LARGE CAP FUND (continued)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 87.5% – CONTINUED
Pharmaceuticals - 9.0% – (continued)
Schering-Plough Corp.	31,727	$845
Teva Pharmaceutical Industries Ltd. ADR	11,800	548
Wyeth	34,800	1,538

		11,996

Retail - 5.5%
Coach, Inc. *	12,100	370
Costco Wholesale Corp.	6,600	460
CVS Caremark Corp.	19,614	780
Gap (The), Inc.	51,700	1,100
Home Depot (The), Inc.	23,000	620
Limited Brands	58,600	1,109
Lululemon Athletica, Inc. *	1,700	80
McDonald’s Corp.	16,513	973
Nordstrom, Inc.	13,165	483
Penney (J.C.) Co., Inc.	18,000	792
Saks, Inc. *	14,200	295
Urban Outfitters, Inc. *	2,700	74
Yum! Brands, Inc.	4,695	180

		7,316

Savings & Loans - 0.6%
Washington Mutual, Inc.	60,300	821

Semiconductors - 2.3%
Intel Corp.	76,464	2,039
Nvidia Corp. *	4,300	146
Texas Instruments, Inc.	25,000	835

		3,020

Software - 2.9%
Adobe Systems, Inc. *	11,200	479
Mastercard, Inc., Class A	2,813	605
Microsoft Corp.	48,869	1,740
Oracle Corp. *	47,000	1,061

		3,885

Telecommunications - 5.7%
AT&T, Inc.	50,500	2,099
China Mobile Ltd. ADR	3,378	293
Ciena Corp. *	7,300	249
Cisco Systems, Inc. *	30,100	815
Juniper Networks, Inc. *	9,500	315
Motorola, Inc.	93,500	1,500
QUALCOMM, Inc.	11,971	471
Verizon Communications, Inc.	24,800	1,083
Vodafone Group PLC ADR	21,800	814

		7,639

Toys, Games & Hobbies - 0.8%
Mattel, Inc.	58,200	1,108

Transportation - 0.4%
Union Pacific Corp.	3,893	489

Total Common Stocks

(Cost $117,559)		116,538

INVESTMENT COMPANY - 11.5%
Northern Institutional Funds -
Diversified Assets Portfolio (1)	15,369,174	15,369

Total Investment Company

(Cost $15,369)		15,369

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 4.9%
Natixis, Grand Cayman,
Eurodollar Time Deposit,
3.50%, 1/2/08	$6,086	6,086
U.S. Treasury Bill, (2)
2.71%, 1/17/08	430	430

Total Short-Term Investments

(Cost $6,516)		6,516

Total Investments - 103.9%

(Cost $139,444)		138,423
Liabilities less Other Assets - (3.9)%		(5,169)

NET ASSETS - 100.0%		$133,254

(1)	NTI is an investment adviser of the Fund and the adviser of the Northern Institutional Funds.

(2)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.
MULTI-MANAGER FUNDS      3      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2007 (UNAUDITED)
At December 31, 2007, the Multi-Manager Large Cap Fund had open futures contracts as follows:

	NOTIONAL			UNREALIZED
NUMBER OF	AMOUNT	CONTRACT	CONTRACT	LOSS
TYPE CONTRACTS	(000S)	POSITION	EXP.	(000S)
S&P 500 17	$6,278	Long	3/08	$(12)

Federal Tax Information:
At December 31, 2007, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$139,444

Gross tax appreciation of investments	$2,083
Gross tax depreciation of investments	(3,104)

Net tax depreciation of investments	$(1,021)

NORTHERN FUNDS QUARTERLY REPORT      4     MULTI-MANAGER FUNDS

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Funds

By:	/s/ Lloyd A. Wennlund

Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	February 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund

Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	February 28, 2008

By:	/s/ Randal Rein

Randal Rein, Assistant Treasurer
(Acting Principal Financial and Accounting Officer)

Date:	February 28, 2008